UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026 provides the information required by Item 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “first companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initially filed submission, the Registrant’s first companion submission and in the immediately following companion submissions (the “second companion submission”, “third companion submission”, “fourth companion submission” and the “fifth companion submission”). Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission and the first companion submission.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

●	PIMCO All Asset Fund Class A

●	PIMCO All Asset Fund Administrative Class

●	PIMCO All Asset Fund Class C

●	PIMCO All Asset Fund Institutional Class

●	PIMCO All Asset Fund I-2

●	PIMCO All Asset Fund Class R

●	PIMCO All Asset Fund I-3

●	PIMCO All Asset All Authority Fund Class A

●	PIMCO All Asset All Authority Fund Class C

●	PIMCO All Asset All Authority Fund Institutional Class

●	PIMCO All Asset All Authority Fund I-2

●	PIMCO All Asset All Authority Fund I-3

●	PIMCO Global Core Asset Allocation Fund Class A

●	PIMCO Global Core Asset Allocation Fund Class C

●	PIMCO Global Core Asset Allocation Fund Institutional Class

●	PIMCO Global Core Asset Allocation Fund I-2

●	PIMCO California Intermediate Municipal Bond Fund Class A

●	PIMCO California Intermediate Municipal Bond Fund Class C

●	PIMCO California Intermediate Municipal Bond Fund Institutional Class

●	PIMCO California Intermediate Municipal Bond Fund I-2

●	PIMCO California Municipal Bond Fund Class A

●	PIMCO California Municipal Bond Fund Class C

●	PIMCO California Municipal Bond Fund Institutional Class

●	PIMCO California Municipal Bond Fund I-2

●	PIMCO California Short Duration Municipal Income Fund Class A

●	PIMCO California Short Duration Municipal Income Fund Institutional Class

●	PIMCO California Short Duration Municipal Income Fund I-2

●	PIMCO High Yield Municipal Bond Fund Class A

●	PIMCO High Yield Municipal Bond Fund Class C

●	PIMCO High Yield Municipal Bond Fund Institutional Class

●	PIMCO High Yield Municipal Bond Fund I-2

●	PIMCO High Yield Municipal Bond Fund I-3

●	PIMCO Municipal Bond Fund Class A

●	PIMCO Municipal Bond Fund Class C

●	PIMCO Municipal Bond Fund Institutional Class

●	PIMCO Municipal Bond Fund I-2

●	PIMCO Municipal Bond Fund I-3

●	PIMCO National Intermediate Municipal Bond Fund Class A

●	PIMCO National Intermediate Municipal Bond Fund Class C

●	PIMCO National Intermediate Municipal Bond Fund Institutional Class

●	PIMCO National Intermediate Municipal Bond Fund I-2

●	PIMCO New York Municipal Bond Fund Class A

●	PIMCO New York Municipal Bond Fund Class C

●	PIMCO New York Municipal Bond Fund Institutional Class

●	PIMCO New York Municipal Bond Fund I-2

●	PIMCO New York Municipal Bond Fund I-3

●	PIMCO Short Duration Municipal Income Fund Class A

●	PIMCO Short Duration Municipal Income Fund Class C

●	PIMCO Short Duration Municipal Income Fund Institutional Class

●	PIMCO Short Duration Municipal Income Fund I-2

●	PIMCO Short Duration Municipal Income Fund Class C-2

●	PIMCO Short Duration Municipal Income Fund I-3

●	PIMCO California Municipal Opportunistic Value Fund Institutional Class

●	PIMCO National Municipal Opportunistic Value Fund Institutional Class

●	PIMCO Emerging Markets Bond Fund Class A

●	PIMCO Emerging Markets Bond Fund Class C

●	PIMCO Emerging Markets Bond Fund Institutional Class

●	PIMCO Emerging Markets Bond Fund I-2

●	PIMCO Emerging Markets Bond Fund I-3

●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2

●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class

●	PIMCO Emerging Markets Local Currency and Bond Fund Class A

●	PIMCO Emerging Markets Local Currency and Bond Fund Class C

●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class

●	PIMCO Emerging Markets Local Currency and Bond Fund I-2

●	PIMCO Emerging Markets Local Currency and Bond Fund I-3

●	PIMCO Global Advantage® Strategy Bond Fund Class A

●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (Unhedged) Class A

●	PIMCO International Bond Fund (Unhedged) Administrative Class

●	PIMCO International Bond Fund (Unhedged) Class C

●	PIMCO International Bond Fund (Unhedged) Institutional Class

●	PIMCO International Bond Fund (Unhedged) I-2

●	PIMCO International Bond Fund (Unhedged) I-3

Filed under this submission (the first companion submission) on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A

●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund I-2

●	PIMCO RAE PLUS EMG Fund Class A

●	PIMCO RAE PLUS EMG Fund Class C

●	PIMCO RAE PLUS Fund Class A

●	PIMCO RAE PLUS Fund Class C

●	PIMCO RAE PLUS Fund Institutional Class

●	PIMCO RAE PLUS Fund I-2

●	PIMCO RAE PLUS Fund I-3

●	PIMCO RAE PLUS International Fund Institutional Class

●	PIMCO RAE PLUS International Fund Class A

●	PIMCO RAE PLUS International Fund I-2

●	PIMCO RAE PLUS Small Fund Institutional Class

●	PIMCO RAE PLUS Small Fund Class A

●	PIMCO RAE PLUS Small Fund Class C

●	PIMCO RAE PLUS Small Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C

●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund Class A

●	PIMCO StocksPLUS® Absolute Return Fund Class C

●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund I-2

●	PIMCO StocksPLUS® Absolute Return Fund I-3

●	PIMCO StocksPLUS® Fund Class A

●	PIMCO StocksPLUS® Fund Class C

●	PIMCO StocksPLUS® Fund Institutional Class

●	PIMCO StocksPLUS® Fund I-2

●	PIMCO StocksPLUS® Fund Class R

●	PIMCO StocksPLUS® Fund I-3

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3

●	PIMCO StocksPLUS® International Fund (Unhedged) Class A

●	PIMCO StocksPLUS® International Fund (Unhedged) Class C

●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (Unhedged) I-2

●	PIMCO StocksPLUS® International Fund (Unhedged) I-3

●	PIMCO StocksPLUS® Long Duration Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund Class A

●	PIMCO StocksPLUS® Short Fund Class C

●	PIMCO StocksPLUS® Short Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund I-2

●	PIMCO StocksPLUS® Short Fund I-3

●	PIMCO StocksPLUS® Small Fund Class A

●	PIMCO StocksPLUS® Small Fund Class C

●	PIMCO StocksPLUS® Small Fund Institutional Class

●	PIMCO StocksPLUS® Small Fund I-2

●	PIMCO StocksPLUS® Small Fund I-3

To be filed under the immediately following second companion submission on Form N-CSR:

●	PIMCO Climate Bond Fund Class A

●	PIMCO Climate Bond Fund Class C

●	PIMCO Climate Bond Fund Institutional Class

●	PIMCO Climate Bond Fund I-2

●	PIMCO Climate Bond Fund I-3

●	PIMCO Dynamic Bond Fund Class A

●	PIMCO Dynamic Bond Fund Class C

●	PIMCO Dynamic Bond Fund Institutional Class

●	PIMCO Dynamic Bond Fund I-2

●	PIMCO Dynamic Bond Fund Class R

●	PIMCO Dynamic Bond Fund I-3

●	PIMCO Extended Duration Fund Institutional Class

●	PIMCO Extended Duration Fund I-2

●	PIMCO GNMA and Government Securities Fund Class A

●	PIMCO GNMA and Government Securities Fund Class C

●	PIMCO GNMA and Government Securities Fund Institutional Class

●	PIMCO GNMA and Government Securities Fund I-2

●	PIMCO GNMA and Government Securities Fund I-3

●	PIMCO Investment Grade Credit Bond Fund Class A

●	PIMCO Investment Grade Credit Bond Fund Administrative Class

●	PIMCO Investment Grade Credit Bond Fund Class C

●	PIMCO Investment Grade Credit Bond Fund Institutional Class

●	PIMCO Investment Grade Credit Bond Fund I-2

●	PIMCO Investment Grade Credit Bond Fund I-3

●	PIMCO Long Duration Total Return Fund Institutional Class

●	PIMCO Long Duration Total Return Fund I-2

●	PIMCO Long Duration Total Return Fund Class A

●	PIMCO Long Duration Total Return Fund Class C

●	PIMCO Long-Term U.S. Government Fund Class A

●	PIMCO Long-Term U.S. Government Fund Class C

●	PIMCO Long-Term U.S. Government Fund Institutional Class

●	PIMCO Long-Term U.S. Government Fund I-2

●	PIMCO Low Duration Opportunities Fund Class A

●	PIMCO Low Duration Opportunities Fund Class C

●	PIMCO Low Duration Opportunities Fund Institutional Class

●	PIMCO Low Duration Opportunities Fund I-2

●	PIMCO Moderate Duration Fund Institutional Class

●	PIMCO Moderate Duration Fund I-2

●	PIMCO Mortgage Opportunities and Bond Fund I-3

●	PIMCO Mortgage Opportunities and Bond Fund Class A

●	PIMCO Mortgage Opportunities and Bond Fund Class C

●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class

●	PIMCO Mortgage Opportunities and Bond Fund I-2

●	PIMCO Total Return ESG Fund Administrative Class

●	PIMCO Total Return ESG Fund Institutional Class

●	PIMCO Total Return ESG Fund I-2

●	PIMCO Total Return ESG Fund Class A

●	PIMCO Total Return ESG Fund Class C

●	PIMCO Total Return ESG Fund I-3

●	PIMCO Total Return Fund II Institutional Class

●	PIMCO Total Return Fund II I-2

●	PIMCO Total Return Fund IV Class A

●	PIMCO Total Return Fund IV Institutional Class

●	PIMCO Total Return Fund V Institutional Class

●	PIMCO Total Return Fund V Class A

To be filed under the immediately following third companion submission on Form N-CSR:

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3

●	PIMCO ABS and Short-Term Investments Portfolio

●	PIMCO EM Bond and Short-Term Investments Portfolio

●	PIMCO High Yield and Short-Term Investments Portfolio

●	PIMCO Investment Grade Credit Bond Portfolio

●	PIMCO Long Duration Credit Bond Portfolio

●	PIMCO Low Duration Portfolio

●	PIMCO Moderate Duration Portfolio

●	PIMCO Mortgage and Short-Term Investments Portfolio

●	PIMCO Municipal Portfolio

●	PIMCO Real Return Portfolio

●	PIMCO Sector Fund Series – AM

●	PIMCO Sector Fund Series – H

●	PIMCO Sector Fund Series – I

●	PIMCO Short-Term Portfolio

●	PIMCO Short-Term Floating NAV Portfolio II

●	PIMCO U.S. Government and Short-Term Investments Portfolio

●	PIMCO International Portfolio

●	PIMCO Short Asset Portfolio

●	PIMCO Short-Term Floating NAV Portfolio III

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PIMCO All Asset: Multi-RAE PLUS Fund

●	PIMCO All Asset: Multi-Real Fund

●	PIMCO All Authority: Multi-RAE PLUS Fund

●	PIMCO Income Fund Class A

●	PIMCO Income Fund Administrative Class

●	PIMCO Income Fund Class C

●	PIMCO Income Fund Institutional Class

●	PIMCO Income Fund I-2

●	PIMCO Income Fund Class R

●	PIMCO Income Fund I-3

●	PIMCO Total Return Fund Class A

●	PIMCO Total Return Fund Administrative Class

●	PIMCO Total Return Fund Class C

●	PIMCO Total Return Fund Institutional Class

●	PIMCO Total Return Fund I-2

●	PIMCO Total Return Fund Class R

●	PIMCO Total Return Fund I-3

●	PIMCO Credit Opportunities Bond Fund Class A

●	PIMCO Credit Opportunities Bond Fund Class C

●	PIMCO Credit Opportunities Bond Fund Institutional Class

●	PIMCO Credit Opportunities Bond Fund I-2

●	PIMCO Diversified Income Fund Class A

●	PIMCO Diversified Income Fund Administrative Class

●	PIMCO Diversified Income Fund Class C

●	PIMCO Diversified Income Fund Institutional Class

●	PIMCO Diversified Income Fund I-2

●	PIMCO Diversified Income Fund I-3

●	PIMCO ESG Income Fund Class A

●	PIMCO ESG Income Fund Class C

●	PIMCO ESG Income Fund Institutional Class

●	PIMCO ESG Income Fund I-2

●	PIMCO ESG Income Fund I-3

●	PIMCO High Yield Fund Class A

●	PIMCO High Yield Fund Administrative Class

●	PIMCO High Yield Fund Class C

●	PIMCO High Yield Fund Institutional Class

●	PIMCO High Yield Fund I-2

●	PIMCO High Yield Fund Class R

●	PIMCO High Yield Fund I-3

●	PIMCO High Yield Spectrum Fund Class A

●	PIMCO High Yield Spectrum Fund Class C

●	PIMCO High Yield Spectrum Fund Institutional Class

●	PIMCO High Yield Spectrum Fund I-2

●	PIMCO High Yield Spectrum Fund I-3

●	PIMCO Long-Term Credit Bond Fund Institutional Class

●	PIMCO Long-Term Credit Bond Fund I-2

●	PIMCO Low Duration Credit Fund Class A

●	PIMCO Low Duration Credit Fund Class C

●	PIMCO Low Duration Credit Fund Institutional Class

●	PIMCO Low Duration Credit Fund I-2

●	PIMCO Low Duration Income Fund Class A

●	PIMCO Low Duration Income Fund Class C

●	PIMCO Low Duration Income Fund Institutional Class

●	PIMCO Low Duration Income Fund I-2

●	PIMCO Low Duration Income Fund I-3

●	PIMCO Low Duration Income Fund Class C-2

●	PIMCO Preferred and Capital Securities Fund Class A

●	PIMCO Preferred and Capital Securities Fund Class C

●	PIMCO Preferred and Capital Securities Fund I-2

●	PIMCO Preferred and Capital Securities Fund Institutional Class

●	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	PIMCO Government Money Market Fund Class A

●	PIMCO Government Money Market Fund Class C

●	PIMCO Government Money Market Fund Class M

●	PIMCO Government Money Market Fund I-2

●	PIMCO Government Money Market Fund Institutional Class

●	PIMCO Government Money Market Fund Administrative Class

●	PIMCO Low Duration Fund Class A

●	PIMCO Low Duration Fund Administrative Class

●	PIMCO Low Duration Fund Class C

●	PIMCO Low Duration Fund Institutional Class

●	PIMCO Low Duration Fund I-2

●	PIMCO Low Duration Fund Class R

●	PIMCO Low Duration Fund I-3

●	PIMCO Low Duration Fund Class C-2

●	PIMCO Low Duration Fund II Administrative Class

●	PIMCO Low Duration Fund II Institutional Class

●	PIMCO Low Duration ESG Fund Institutional Class

●	PIMCO Low Duration ESG Fund I-2

●	PIMCO Short Asset Investment Fund Class A

●	PIMCO Short Asset Investment Fund Administrative Class

●	PIMCO Short Asset Investment Fund Institutional Class

●	PIMCO Short Asset Investment Fund I-2

●	PIMCO Short Asset Investment Fund Class M

●	PIMCO Short Asset Investment Fund I-3

●	PIMCO Short-Term Fund Class A

●	PIMCO Short-Term Fund Administrative Class

●	PIMCO Short-Term Fund Class C

●	PIMCO Short-Term Fund Institutional Class

●	PIMCO Short-Term Fund I-2

●	PIMCO Short-Term Fund Class R

●	PIMCO Short-Term Fund I-3

●	PIMCO CommoditiesPLUS® Strategy Fund Class A

●	PIMCO CommoditiesPLUS® Strategy Fund Class C

●	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class

●	PIMCO CommoditiesPLUS® Strategy Fund I-2

●	PIMCO CommoditiesPLUS® Strategy Fund I-3

●	PIMCO CommodityRealReturnStrategy Fund® Class A

●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class

●	PIMCO CommodityRealReturnStrategy Fund® Class C

●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class

●	PIMCO CommodityRealReturnStrategy Fund® I-2

●	PIMCO CommodityRealReturnStrategy Fund® Class R

●	PIMCO CommodityRealReturnStrategy Fund® I-3

●	PIMCO Inflation Response Multi-Asset Fund Class A

●	PIMCO Inflation Response Multi-Asset Fund Institutional Class

●	PIMCO Inflation Response Multi-Asset Fund I-2

●	PIMCO Inflation Response Multi-Asset Fund I-3

●	PIMCO Long-Term Real Return Fund Institutional Class

●	PIMCO Long-Term Real Return Fund I-2

●	PIMCO Real Return Fund Class A

●	PIMCO Real Return Fund Administrative Class

●	PIMCO Real Return Fund Class C

●	PIMCO Real Return Fund Institutional Class

●	PIMCO Real Return Fund I-2

●	PIMCO Real Return Fund Class R

●	PIMCO Real Return Fund I-3

●	PIMCO RealEstateRealReturn Strategy Fund Class A

●	PIMCO RealEstateRealReturn Strategy Fund Class C

●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class

●	PIMCO RealEstateRealReturn Strategy Fund I-2

●	PIMCO RealEstateRealReturn Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund Class C

●	PIMCO TRENDS Managed Futures Strategy Fund Class A

●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class

●	PIMCO TRENDS Managed Futures Strategy Fund I-2

 (b) Not applicable to the open-end investment companies.

Class A: PTFAX

PIMCO RAE Fundamental Advantage PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns, as the RAE US Large Model Portfolio outperformed the S&P 500 Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,626	$10,000	$10,000
4/30/16	$9,758	$10,039	$10,005
5/31/16	$9,697	$10,219	$10,011
6/30/16	$9,768	$10,246	$10,016
7/31/16	$9,778	$10,623	$10,021
8/31/16	$9,798	$10,638	$10,026
9/30/16	$9,859	$10,640	$10,032
10/31/16	$9,939	$10,446	$10,039
11/30/16	$10,152	$10,833	$10,046
12/31/16	$10,222	$11,047	$10,053
1/31/17	$10,192	$11,257	$10,061
2/28/17	$10,162	$11,704	$10,069
3/31/17	$10,121	$11,717	$10,078
4/30/17	$9,990	$11,838	$10,087
5/31/17	$9,859	$12,004	$10,097
6/30/17	$9,923	$12,079	$10,107
7/31/17	$9,913	$12,327	$10,118
8/31/17	$9,842	$12,365	$10,128
9/30/17	$10,002	$12,620	$10,139
10/31/17	$9,961	$12,915	$10,151
11/30/17	$10,002	$13,311	$10,162
12/31/17	$10,111	$13,459	$10,173
1/31/18	$10,050	$14,229	$10,188
2/28/18	$10,050	$13,705	$10,202
3/31/18	$10,070	$13,357	$10,216
4/30/18	$10,131	$13,408	$10,236
5/31/18	$10,060	$13,731	$10,256
6/30/18	$10,081	$13,815	$10,275
7/31/18	$10,102	$14,329	$10,295
8/31/18	$10,030	$14,796	$10,315
9/30/18	$10,034	$14,881	$10,335
10/31/18	$10,157	$13,864	$10,356
11/30/18	$10,024	$14,146	$10,377
12/31/18	$9,882	$12,869	$10,397
1/31/19	$9,943	$13,900	$10,421
2/28/19	$9,943	$14,346	$10,446
3/31/19	$9,811	$14,625	$10,470
4/30/19	$9,760	$15,217	$10,493
5/31/19	$9,617	$14,250	$10,516
6/30/19	$9,709	$15,255	$10,538
7/31/19	$9,688	$15,474	$10,559
8/31/19	$9,423	$15,229	$10,579
9/30/19	$9,657	$15,514	$10,600
10/31/19	$9,678	$15,850	$10,618
11/30/19	$9,668	$16,425	$10,637
12/31/19	$9,729	$16,921	$10,656
1/31/20	$9,535	$16,914	$10,673
2/29/20	$9,321	$15,522	$10,690
3/31/20	$8,524	$13,605	$10,708
4/30/20	$8,575	$15,349	$10,721
5/31/20	$8,514	$16,080	$10,734
6/30/20	$8,504	$16,399	$10,747
7/31/20	$8,392	$17,324	$10,749
8/31/20	$8,248	$18,569	$10,752
9/30/20	$8,310	$17,864	$10,755
10/31/20	$8,422	$17,389	$10,757
11/30/20	$8,709	$19,292	$10,759
12/31/20	$8,750	$20,034	$10,761
1/31/21	$9,252	$19,832	$10,763
2/28/21	$9,222	$20,378	$10,765
3/31/21	$9,466	$21,271	$10,768
4/30/21	$9,220	$22,406	$10,769
5/31/21	$9,446	$22,563	$10,771
6/30/21	$9,244	$23,089	$10,773
7/31/21	$8,974	$23,638	$10,774
8/31/21	$8,922	$24,357	$10,776
9/30/21	$8,914	$23,224	$10,777
10/31/21	$8,500	$24,851	$10,778
11/30/21	$8,458	$24,679	$10,779
12/31/21	$8,622	$25,785	$10,781
1/31/22	$8,956	$24,450	$10,783
2/28/22	$9,042	$23,718	$10,785
3/31/22	$8,913	$24,599	$10,787
4/30/22	$9,279	$22,454	$10,796
5/31/22	$9,440	$22,495	$10,805
6/30/22	$8,933	$20,638	$10,814
7/31/22	$8,781	$22,541	$10,828
8/31/22	$9,052	$21,622	$10,850
9/30/22	$9,024	$19,631	$10,872
10/31/22	$9,582	$21,220	$10,900
11/30/22	$9,648	$22,406	$10,934
12/31/22	$9,691	$21,115	$10,972
1/31/23	$9,691	$22,442	$11,013
2/28/23	$9,560	$21,894	$11,052
3/31/23	$9,311	$22,698	$11,096
4/30/23	$9,083	$23,052	$11,140
5/31/23	$8,821	$23,152	$11,188
6/30/23	$8,838	$24,682	$11,236
7/31/23	$8,941	$25,475	$11,285
8/31/23	$9,033	$25,069	$11,336
9/30/23	$9,306	$23,874	$11,387
10/31/23	$9,294	$23,372	$11,439
11/30/23	$9,248	$25,507	$11,490
12/31/23	$9,492	$26,665	$11,543
1/31/24	$9,468	$27,114	$11,596
2/29/24	$9,364	$28,561	$11,645
3/31/24	$9,764	$29,480	$11,699
4/30/24	$9,448	$28,276	$11,751
5/31/24	$9,518	$29,678	$11,805
6/30/24	$9,340	$30,743	$11,854
7/31/24	$9,589	$31,117	$11,912
8/31/24	$9,328	$31,872	$11,967
9/30/24	$9,336	$32,553	$12,018
10/31/24	$9,096	$32,258	$12,068
11/30/24	$9,204	$34,151	$12,116
12/31/24	$8,921	$33,337	$12,163
1/31/25	$9,140	$34,265	$12,208
2/28/25	$9,346	$33,818	$12,250
3/31/25	$9,525	$31,913	$12,295
4/30/25	$9,229	$31,696	$12,340
5/31/25	$9,082	$33,692	$12,386
6/30/25	$9,131	$35,405	$12,430
7/31/25	$8,946	$36,199	$12,477
8/31/25	$9,303	$36,933	$12,524
9/30/25	$9,303	$38,281	$12,569
10/31/25	$9,315	$39,178	$12,614
11/30/25	$9,562	$39,274	$12,656
12/31/25	$9,623	$39,298	$12,697
1/31/26	$9,943	$39,868	$12,738
2/28/26	$10,399	$39,565	$12,774
3/31/26	$10,742	$37,594	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	12.78%	2.56%	1.10%
Class A (including sales charge)	8.57%	1.78%	0.72%
S&P 500 Index	17.80%	12.06%	14.16%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$404,412
# of Portfolio Holdings	1,419
Portfolio Turnover Rate	867%
Total Net Advisory Fees Paid During the Reporting Period	$2,557
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	83.9%
Asset-Backed Securities	26.2%
Sovereign Issues	13.3%
Non-Agency Mortgage-Backed Securities	8.1%
Corporate Bonds & Notes	5.2%
U.S. Treasury Obligations	3.5%
Other Investments	0.1%
Short-Term Instruments	29.2%
Affiliated Investments	7.1%
Financial Derivative Instruments	6.1%
Other Assets and Liabilities, Net	(82.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTFAX

PIMCO RAE Fundamental Advantage PLUS Fund

Annual Shareholder Report |

March 31, 2026

PIMS4088TSRAR_033126

Institutional Class: PFATX

PIMCO RAE Fundamental Advantage PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	1.10%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns, as the RAE US Large Model Portfolio outperformed the S&P 500 Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,014,433	$1,003,877	$1,000,526
5/31/16	$1,007,216	$1,021,904	$1,001,052
6/30/16	$1,015,464	$1,024,552	$1,001,578
7/31/16	$1,016,495	$1,062,326	$1,002,105
8/31/16	$1,019,588	$1,063,818	$1,002,632
9/30/16	$1,026,804	$1,064,019	$1,003,159
10/31/16	$1,035,052	$1,044,610	$1,003,860
11/30/16	$1,056,701	$1,083,297	$1,004,560
12/31/16	$1,064,948	$1,104,710	$1,005,261
1/31/17	$1,061,856	$1,125,662	$1,006,097
2/28/17	$1,058,763	$1,170,357	$1,006,934
3/31/17	$1,055,670	$1,171,723	$1,007,772
4/30/17	$1,042,268	$1,183,756	$1,008,736
5/31/17	$1,028,866	$1,200,415	$1,009,699
6/30/17	$1,036,243	$1,207,907	$1,010,664
7/31/17	$1,035,206	$1,232,745	$1,011,756
8/31/17	$1,027,945	$1,236,519	$1,012,848
9/30/17	$1,044,408	$1,262,026	$1,013,943
10/31/17	$1,041,291	$1,291,476	$1,015,069
11/30/17	$1,046,487	$1,331,085	$1,016,196
12/31/17	$1,057,011	$1,345,885	$1,017,325
1/31/18	$1,051,799	$1,422,942	$1,018,760
2/28/18	$1,051,799	$1,370,497	$1,020,198
3/31/18	$1,054,926	$1,335,668	$1,021,638
4/30/18	$1,061,181	$1,340,793	$1,023,597
5/31/18	$1,053,884	$1,373,082	$1,025,561
6/30/18	$1,055,869	$1,381,533	$1,027,529
7/31/18	$1,060,047	$1,432,945	$1,029,527
8/31/18	$1,051,692	$1,479,638	$1,031,530
9/30/18	$1,053,110	$1,488,060	$1,033,537
10/31/18	$1,065,660	$1,386,351	$1,035,592
11/30/18	$1,053,110	$1,414,602	$1,037,651
12/31/18	$1,037,714	$1,286,877	$1,039,715
1/31/19	$1,045,051	$1,390,001	$1,042,143
2/28/19	$1,045,051	$1,434,632	$1,044,577
3/31/19	$1,031,425	$1,462,509	$1,047,017
4/30/19	$1,026,184	$1,521,726	$1,049,286
5/31/19	$1,011,509	$1,425,023	$1,051,561
6/30/19	$1,021,991	$1,525,453	$1,053,840
7/31/19	$1,019,895	$1,547,377	$1,055,886
8/31/19	$992,642	$1,522,866	$1,057,936
9/30/19	$1,017,798	$1,551,360	$1,059,991
10/31/19	$1,019,895	$1,584,962	$1,061,850
11/30/19	$1,018,847	$1,642,494	$1,063,711
12/31/19	$1,026,184	$1,692,068	$1,065,577
1/31/20	$1,005,220	$1,691,405	$1,067,304
2/29/20	$983,208	$1,552,170	$1,069,033
3/31/20	$899,352	$1,360,457	$1,070,765
4/30/20	$905,641	$1,534,859	$1,072,060
5/31/20	$899,352	$1,607,961	$1,073,355
6/30/20	$899,073	$1,639,939	$1,074,652
7/31/20	$887,493	$1,732,407	$1,074,928
8/31/20	$871,701	$1,856,933	$1,075,203
9/30/20	$879,070	$1,786,376	$1,075,480
10/31/20	$891,704	$1,738,869	$1,075,677
11/30/20	$922,234	$1,929,213	$1,075,874
12/31/20	$926,446	$2,003,388	$1,076,072
1/31/21	$980,137	$1,983,162	$1,076,299
2/28/21	$976,979	$2,037,848	$1,076,527
3/31/21	$1,003,637	$2,127,097	$1,076,755
4/30/21	$977,253	$2,240,617	$1,076,937
5/31/21	$1,001,526	$2,256,266	$1,077,119
6/30/21	$981,319	$2,308,938	$1,077,300
7/31/21	$952,488	$2,363,787	$1,077,433
8/31/21	$947,149	$2,435,659	$1,077,565
9/30/21	$947,018	$2,322,377	$1,077,697
10/31/21	$903,377	$2,485,087	$1,077,815
11/30/21	$899,013	$2,467,868	$1,077,933
12/31/21	$916,892	$2,578,469	$1,078,052
1/31/22	$952,370	$2,445,041	$1,078,252
2/28/22	$962,349	$2,371,833	$1,078,453
3/31/22	$949,044	$2,459,898	$1,078,655
4/30/22	$987,849	$2,245,390	$1,079,559
5/31/22	$1,005,588	$2,249,509	$1,080,464
6/30/22	$951,591	$2,063,826	$1,081,370
7/31/22	$934,818	$2,254,120	$1,082,840
8/31/22	$965,009	$2,162,193	$1,084,974
9/30/22	$962,108	$1,963,058	$1,087,187
10/31/22	$1,023,015	$2,121,990	$1,090,024
11/30/22	$1,029,782	$2,240,575	$1,093,382
12/31/22	$1,034,294	$2,111,486	$1,097,197
1/31/23	$1,035,422	$2,244,159	$1,101,269
2/28/23	$1,020,759	$2,189,404	$1,105,156
3/31/23	$994,798	$2,269,786	$1,109,554
4/30/23	$971,281	$2,305,214	$1,114,015
5/31/23	$943,059	$2,315,234	$1,118,838
6/30/23	$945,548	$2,468,213	$1,123,559
7/31/23	$957,367	$2,547,505	$1,128,492
8/31/23	$966,823	$2,506,944	$1,133,649
9/30/23	$995,893	$2,387,418	$1,138,672
10/31/23	$995,893	$2,337,219	$1,143,887
11/30/23	$989,951	$2,550,667	$1,148,966
12/31/23	$1,016,208	$2,666,546	$1,154,251
1/31/24	$1,015,012	$2,711,355	$1,159,560
2/29/24	$1,004,252	$2,856,129	$1,164,535
3/31/24	$1,047,643	$2,948,024	$1,169,880
4/30/24	$1,013,692	$2,827,613	$1,175,074
5/31/24	$1,022,180	$2,967,819	$1,180,456
6/30/24	$1,002,056	$3,074,311	$1,185,355
7/31/24	$1,029,039	$3,111,733	$1,191,175
8/31/24	$1,002,056	$3,187,213	$1,196,655
9/30/24	$1,003,873	$3,255,283	$1,201,824
10/31/24	$979,055	$3,225,762	$1,206,847
11/30/24	$990,223	$3,415,118	$1,211,567
12/31/24	$959,512	$3,333,707	$1,216,304
1/31/25	$983,405	$3,426,543	$1,220,841
2/28/25	$1,006,041	$3,381,833	$1,224,967
3/31/25	$1,025,437	$3,191,285	$1,229,536
4/30/25	$993,551	$3,169,646	$1,233,987
5/31/25	$978,246	$3,369,158	$1,238,578
6/30/25	$984,623	$3,540,489	$1,243,036
7/31/25	$965,492	$3,619,947	$1,247,698
8/31/25	$1,003,755	$3,693,330	$1,252,364
9/30/25	$1,003,725	$3,828,137	$1,256,860
10/31/25	$1,005,003	$3,917,767	$1,261,410
11/30/25	$1,031,854	$3,927,370	$1,265,611
12/31/25	$1,039,507	$3,929,774	$1,269,736
1/31/26	$1,074,114	$3,986,756	$1,273,762
2/28/26	$1,124,103	$3,956,458	$1,277,392
3/31/26	$1,161,956	$3,759,445	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.31%	2.97%	1.51%
S&P 500 Index	17.80%	12.06%	14.16%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$404,412
# of Portfolio Holdings	1,419
Portfolio Turnover Rate	867%
Total Net Advisory Fees Paid During the Reporting Period	$2,557
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	83.9%
Asset-Backed Securities	26.2%
Sovereign Issues	13.3%
Non-Agency Mortgage-Backed Securities	8.1%
Corporate Bonds & Notes	5.2%
U.S. Treasury Obligations	3.5%
Other Investments	0.1%
Short-Term Instruments	29.2%
Affiliated Investments	7.1%
Financial Derivative Instruments	6.1%
Other Assets and Liabilities, Net	(82.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFATX

PIMCO RAE Fundamental Advantage PLUS Fund

Annual Shareholder Report |

March 31, 2026

PIMS1899TSRAR_033126

Class A: PEFFX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$210	1.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to returns versus the MSCI Emerging Markets Value Index (“Index”).

  Overweight exposure to, and security selection in, the materials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy detracted from performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/16	$9,628	$10,000	$10,000
4/30/16	$10,211	$10,054	$10,135
5/31/16	$9,342	$9,679	$9,553
6/30/16	$10,071	$10,066	$9,965
7/31/16	$10,842	$10,573	$10,500
8/31/16	$11,066	$10,835	$10,697
9/30/16	$11,267	$10,975	$10,778
10/31/16	$11,816	$11,001	$10,938
11/30/16	$11,529	$10,495	$10,578
12/31/16	$11,785	$10,518	$10,660
1/31/17	$12,744	$11,093	$11,147
2/28/17	$13,158	$11,433	$11,551
3/31/17	$13,249	$11,722	$11,743
4/30/17	$13,313	$11,978	$11,840
5/31/17	$13,275	$12,332	$12,102
6/30/17	$13,316	$12,456	$12,115
7/31/17	$14,263	$13,199	$12,756
8/31/17	$14,690	$13,493	$13,029
9/30/17	$14,485	$13,440	$12,778
10/31/17	$14,908	$13,911	$13,202
11/30/17	$14,744	$13,939	$13,101
12/31/17	$15,474	$14,439	$13,652
1/31/18	$17,047	$15,643	$14,843
2/28/18	$16,170	$14,921	$14,150
3/31/18	$15,761	$14,644	$13,873
4/30/18	$15,973	$14,579	$13,995
5/31/18	$15,197	$14,062	$13,322
6/30/18	$14,341	$13,478	$12,633
7/31/18	$14,840	$13,774	$13,144
8/31/18	$14,242	$13,402	$12,866
9/30/18	$14,452	$13,331	$13,067
10/31/18	$13,304	$12,170	$12,110
11/30/18	$13,677	$12,671	$12,467
12/31/18	$13,315	$12,336	$12,186
1/31/19	$14,471	$13,416	$13,173
2/28/19	$14,370	$13,446	$13,127
3/31/19	$14,182	$13,559	$13,142
4/30/19	$14,413	$13,844	$13,296
5/31/19	$13,792	$12,839	$12,596
6/30/19	$14,717	$13,641	$13,269
7/31/19	$14,327	$13,474	$12,912
8/31/19	$13,271	$12,817	$12,141
9/30/19	$13,633	$13,062	$12,410
10/31/19	$14,182	$13,613	$12,837
11/30/19	$14,182	$13,594	$12,746
12/31/19	$15,223	$14,608	$13,644
1/31/20	$14,182	$13,927	$12,724
2/29/20	$12,852	$13,193	$11,911
3/31/20	$9,715	$11,161	$9,823
4/30/20	$10,785	$12,183	$10,655
5/31/20	$10,915	$12,276	$10,617
6/30/20	$11,625	$13,179	$11,181
7/31/20	$12,302	$14,356	$11,892
8/31/20	$12,699	$14,674	$11,980
9/30/20	$12,410	$14,438	$11,702
10/31/20	$12,349	$14,736	$11,750
11/30/20	$14,448	$16,099	$13,259
12/31/20	$15,949	$17,282	$14,391
1/31/21	$16,344	$17,812	$14,500
2/28/21	$17,373	$17,948	$14,903
3/31/21	$17,784	$17,677	$14,983
4/30/21	$18,826	$18,117	$15,326
5/31/21	$19,480	$18,537	$15,922
6/30/21	$19,482	$18,569	$15,832
7/31/21	$19,087	$17,320	$15,080
8/31/21	$19,501	$17,773	$15,496
9/30/21	$19,063	$17,067	$15,028
10/31/21	$19,042	$17,235	$15,077
11/30/21	$18,083	$16,533	$14,454
12/31/21	$19,105	$16,843	$14,967
1/31/22	$19,245	$16,524	$14,856
2/28/22	$18,242	$16,030	$14,611
3/31/22	$17,757	$15,668	$14,454
4/30/22	$16,731	$14,797	$13,640
5/31/22	$16,856	$14,862	$13,757
6/30/22	$14,831	$13,874	$12,888
7/31/22	$15,156	$13,840	$12,771
8/31/22	$15,481	$13,898	$12,786
9/30/22	$13,805	$12,269	$11,477
10/31/22	$14,080	$11,888	$11,275
11/30/22	$15,756	$13,651	$12,792
12/31/22	$15,844	$13,459	$12,598
1/31/23	$16,646	$14,522	$13,506
2/28/23	$15,872	$13,580	$12,777
3/31/23	$16,286	$13,991	$13,090
4/30/23	$16,756	$13,833	$13,143
5/31/23	$16,480	$13,600	$12,896
6/30/23	$17,197	$14,117	$13,421
7/31/23	$18,618	$14,996	$14,296
8/31/23	$17,921	$14,072	$13,453
9/30/23	$17,641	$13,704	$13,316
10/31/23	$16,419	$13,171	$12,789
11/30/23	$17,953	$14,226	$13,654
12/31/23	$19,282	$14,782	$14,388
1/31/24	$19,196	$14,095	$13,867
2/29/24	$19,887	$14,766	$14,425
3/31/24	$20,090	$15,132	$14,577
4/30/24	$20,590	$15,199	$14,673
5/31/24	$21,325	$15,285	$14,824
6/30/24	$21,494	$15,888	$15,318
7/31/24	$21,403	$15,935	$15,414
8/31/24	$21,828	$16,193	$15,654
9/30/24	$22,838	$17,274	$16,562
10/31/24	$21,297	$16,506	$15,677
11/30/24	$21,045	$15,913	$15,146
12/31/24	$20,799	$15,891	$15,036
1/31/25	$20,895	$16,175	$15,260
2/28/25	$20,831	$16,253	$15,442
3/31/25	$21,439	$16,356	$15,685
4/30/25	$21,053	$16,571	$15,791
5/31/25	$22,276	$17,278	$16,431
6/30/25	$23,570	$18,317	$17,257
7/31/25	$23,899	$18,674	$17,530
8/31/25	$24,491	$18,913	$17,563
9/30/25	$25,076	$20,266	$18,764
10/31/25	$25,914	$21,113	$19,524
11/30/25	$26,249	$20,608	$19,316
12/31/25	$27,120	$21,225	$19,959
1/31/26	$29,879	$23,104	$21,747
2/28/26	$32,060	$24,373	$23,147
3/31/26	$28,834	$21,190	$20,179

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	34.49%	10.15%	11.59%
Class A (including sales charge)	29.44%	9.31%	11.17%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$211,733
# of Portfolio Holdings	1,278
Portfolio Turnover Rate	915%
Total Net Advisory Fees Paid During the Reporting Period	$1,630
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.4%
Asset-Backed Securities	18.5%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	8.9%
Exchange-Traded Funds	3.6%
Corporate Bonds & Notes	2.5%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	34.7%
Affiliated Investments	17.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(98.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEFFX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report |

March 31, 2026

PIMS6046TSRAR_033126

Class C: PEFCX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$296	2.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to returns versus the MSCI Emerging Markets Value Index (“Index”).

  Overweight exposure to, and security selection in, the materials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy detracted from performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,606	$10,054	$10,135
5/31/16	$9,697	$9,679	$9,553
6/30/16	$10,444	$10,066	$9,965
7/31/16	$11,235	$10,573	$10,500
8/31/16	$11,459	$10,835	$10,697
9/30/16	$11,665	$10,975	$10,778
10/31/16	$12,219	$11,001	$10,938
11/30/16	$11,929	$10,495	$10,578
12/31/16	$12,166	$10,518	$10,660
1/31/17	$13,151	$11,093	$11,147
2/28/17	$13,575	$11,433	$11,551
3/31/17	$13,657	$11,722	$11,743
4/30/17	$13,726	$11,978	$11,840
5/31/17	$13,671	$12,332	$12,102
6/30/17	$13,710	$12,456	$12,115
7/31/17	$14,668	$13,199	$12,756
8/31/17	$15,105	$13,493	$13,029
9/30/17	$14,878	$13,440	$12,778
10/31/17	$15,294	$13,911	$13,202
11/30/17	$15,122	$13,939	$13,101
12/31/17	$15,861	$14,439	$13,652
1/31/18	$17,460	$15,643	$14,843
2/28/18	$16,565	$14,921	$14,150
3/31/18	$16,133	$14,644	$13,873
4/30/18	$16,326	$14,579	$13,995
5/31/18	$15,525	$14,062	$13,322
6/30/18	$14,648	$13,478	$12,633
7/31/18	$15,142	$13,774	$13,144
8/31/18	$14,528	$13,402	$12,866
9/30/18	$14,727	$13,331	$13,067
10/31/18	$13,551	$12,170	$12,110
11/30/18	$13,928	$12,671	$12,467
12/31/18	$13,562	$12,336	$12,186
1/31/19	$14,713	$13,416	$13,173
2/28/19	$14,607	$13,446	$13,127
3/31/19	$14,395	$13,559	$13,142
4/30/19	$14,637	$13,844	$13,296
5/31/19	$14,001	$12,839	$12,596
6/30/19	$14,925	$13,641	$13,269
7/31/19	$14,516	$13,474	$12,912
8/31/19	$13,440	$12,817	$12,141
9/30/19	$13,804	$13,062	$12,410
10/31/19	$14,349	$13,613	$12,837
11/30/19	$14,334	$13,594	$12,746
12/31/19	$15,380	$14,608	$13,644
1/31/20	$14,319	$13,927	$12,724
2/29/20	$12,955	$13,193	$11,911
3/31/20	$9,789	$11,161	$9,823
4/30/20	$10,864	$12,183	$10,655
5/31/20	$11,001	$12,276	$10,617
6/30/20	$11,699	$13,179	$11,181
7/31/20	$12,377	$14,356	$11,892
8/31/20	$12,763	$14,674	$11,980
9/30/20	$12,464	$14,438	$11,702
10/31/20	$12,400	$14,736	$11,750
11/30/20	$14,485	$16,099	$13,259
12/31/20	$15,999	$17,282	$14,391
1/31/21	$16,396	$17,812	$14,500
2/28/21	$17,422	$17,948	$14,903
3/31/21	$17,817	$17,677	$14,983
4/30/21	$18,855	$18,117	$15,326
5/31/21	$19,486	$18,537	$15,922
6/30/21	$19,484	$18,569	$15,832
7/31/21	$19,069	$17,320	$15,080
8/31/21	$19,484	$17,773	$15,496
9/30/21	$19,025	$17,067	$15,028
10/31/21	$19,003	$17,235	$15,077
11/30/21	$18,034	$16,533	$14,454
12/31/21	$19,025	$16,843	$14,967
1/31/22	$19,149	$16,524	$14,856
2/28/22	$18,135	$16,030	$14,611
3/31/22	$17,646	$15,668	$14,454
4/30/22	$16,608	$14,797	$13,640
5/31/22	$16,714	$14,862	$13,757
6/30/22	$14,718	$13,874	$12,888
7/31/22	$15,011	$13,840	$12,771
8/31/22	$15,330	$13,898	$12,786
9/30/22	$13,654	$12,269	$11,477
10/31/22	$13,920	$11,888	$11,275
11/30/22	$15,570	$13,651	$12,792
12/31/22	$15,664	$13,459	$12,598
1/31/23	$16,406	$14,522	$13,506
2/28/23	$15,664	$13,580	$12,777
3/31/23	$16,050	$13,991	$13,090
4/30/23	$16,525	$13,833	$13,143
5/31/23	$16,228	$13,600	$12,896
6/30/23	$16,946	$14,117	$13,421
7/31/23	$18,350	$14,996	$14,296
8/31/23	$17,633	$14,072	$13,453
9/30/23	$17,335	$13,704	$13,316
10/31/23	$16,147	$13,171	$12,789
11/30/23	$17,640	$14,226	$13,654
12/31/23	$18,936	$14,782	$14,388
1/31/24	$18,844	$14,095	$13,867
2/29/24	$19,522	$14,766	$14,425
3/31/24	$19,679	$15,132	$14,577
4/30/24	$20,152	$15,199	$14,673
5/31/24	$20,878	$15,285	$14,824
6/30/24	$21,007	$15,888	$15,318
7/31/24	$20,942	$15,935	$15,414
8/31/24	$21,334	$16,193	$15,654
9/30/24	$22,323	$17,274	$16,562
10/31/24	$20,764	$16,506	$15,677
11/30/24	$20,527	$15,913	$15,146
12/31/24	$20,294	$15,891	$15,036
1/31/25	$20,362	$16,175	$15,260
2/28/25	$20,294	$16,253	$15,442
3/31/25	$20,875	$16,356	$15,685
4/30/25	$20,495	$16,571	$15,791
5/31/25	$21,670	$17,278	$16,431
6/30/25	$22,928	$18,317	$17,257
7/31/25	$23,211	$18,674	$17,530
8/31/25	$23,777	$18,913	$17,563
9/30/25	$24,304	$20,266	$18,764
10/31/25	$25,097	$21,113	$19,524
11/30/25	$25,422	$20,608	$19,316
12/31/25	$26,223	$21,225	$19,959
1/31/26	$28,900	$23,104	$21,747
2/28/26	$30,990	$24,373	$23,147
3/31/26	$27,854	$21,190	$20,179

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	33.43%	9.35%	10.79%
Class C (including sales charge)	32.43%	9.35%	10.79%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$211,733
# of Portfolio Holdings	1,278
Portfolio Turnover Rate	915%
Total Net Advisory Fees Paid During the Reporting Period	$1,630
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.4%
Asset-Backed Securities	18.5%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	8.9%
Exchange-Traded Funds	3.6%
Corporate Bonds & Notes	2.5%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	34.7%
Affiliated Investments	17.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(98.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEFCX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report |

March 31, 2026

PIMS6246TSRAR_033126

Institutional Class: PEFIX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$163	1.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to returns versus the MSCI Emerging Markets Value Index (“Index”).

  Overweight exposure to, and security selection in, the materials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy detracted from performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,061,303	$1,005,436	$1,013,467
5/31/16	$970,626	$967,931	$955,293
6/30/16	$1,047,757	$1,006,616	$996,510
7/31/16	$1,127,171	$1,057,271	$1,049,991
8/31/16	$1,151,508	$1,083,546	$1,069,682
9/30/16	$1,173,198	$1,097,479	$1,077,823
10/31/16	$1,231,023	$1,100,096	$1,093,780
11/30/16	$1,201,468	$1,049,458	$1,057,780
12/31/16	$1,227,681	$1,051,775	$1,065,987
1/31/17	$1,327,873	$1,109,331	$1,114,671
2/28/17	$1,371,957	$1,143,290	$1,155,114
3/31/17	$1,382,644	$1,172,150	$1,174,262
4/30/17	$1,389,324	$1,197,811	$1,184,000
5/31/17	$1,385,316	$1,233,224	$1,210,222
6/30/17	$1,390,347	$1,245,640	$1,211,460
7/31/17	$1,489,461	$1,319,892	$1,275,569
8/31/17	$1,534,888	$1,349,332	$1,302,892
9/30/17	$1,515,173	$1,343,967	$1,277,781
10/31/17	$1,558,745	$1,391,081	$1,320,196
11/30/17	$1,541,878	$1,393,873	$1,310,070
12/31/17	$1,618,467	$1,443,910	$1,365,185
1/31/18	$1,783,910	$1,564,255	$1,484,296
2/28/18	$1,693,276	$1,492,111	$1,414,979
3/31/18	$1,651,985	$1,464,368	$1,387,276
4/30/18	$1,672,398	$1,457,889	$1,399,519
5/31/18	$1,592,204	$1,406,230	$1,332,163
6/30/18	$1,503,630	$1,347,805	$1,263,270
7/31/18	$1,556,700	$1,377,414	$1,314,395
8/31/18	$1,494,785	$1,340,168	$1,286,599
9/30/18	$1,516,011	$1,333,058	$1,306,733
10/31/18	$1,396,992	$1,216,970	$1,211,042
11/30/18	$1,437,161	$1,267,122	$1,246,719
12/31/18	$1,399,966	$1,233,554	$1,218,590
1/31/19	$1,521,507	$1,341,561	$1,317,306
2/28/19	$1,511,003	$1,344,576	$1,312,687
3/31/19	$1,491,497	$1,355,860	$1,314,229
4/30/19	$1,517,005	$1,384,406	$1,329,640
5/31/19	$1,452,484	$1,283,949	$1,259,628
6/30/19	$1,550,016	$1,364,084	$1,326,939
7/31/19	$1,509,503	$1,347,404	$1,291,209
8/31/19	$1,398,466	$1,281,709	$1,214,105
9/30/19	$1,437,479	$1,306,176	$1,240,975
10/31/19	$1,495,998	$1,361,254	$1,283,727
11/30/19	$1,495,998	$1,359,380	$1,274,610
12/31/19	$1,607,137	$1,460,797	$1,364,377
1/31/20	$1,497,183	$1,392,702	$1,272,361
2/29/20	$1,355,598	$1,319,260	$1,191,066
3/31/20	$1,025,736	$1,116,065	$982,300
4/30/20	$1,138,703	$1,218,266	$1,065,530
5/31/20	$1,153,765	$1,227,625	$1,061,667
6/30/20	$1,230,000	$1,317,867	$1,118,125
7/31/20	$1,302,082	$1,435,632	$1,189,209
8/31/20	$1,343,491	$1,467,368	$1,198,044
9/30/20	$1,312,999	$1,443,831	$1,170,193
10/31/20	$1,308,242	$1,473,578	$1,174,993
11/30/20	$1,530,246	$1,609,865	$1,325,859
12/31/20	$1,691,430	$1,728,212	$1,439,078
1/31/21	$1,734,293	$1,781,197	$1,450,033
2/28/21	$1,844,747	$1,794,820	$1,490,293
3/31/21	$1,888,191	$1,767,712	$1,498,272
4/30/21	$1,998,504	$1,811,725	$1,532,639
5/31/21	$2,068,368	$1,853,739	$1,592,242
6/30/21	$2,071,659	$1,856,934	$1,583,186
7/31/21	$2,028,621	$1,731,964	$1,507,986
8/31/21	$2,073,615	$1,777,301	$1,549,560
9/30/21	$2,027,410	$1,706,670	$1,502,828
10/31/21	$2,027,410	$1,723,502	$1,507,655
11/30/21	$1,925,597	$1,653,267	$1,445,401
12/31/21	$2,034,557	$1,684,285	$1,496,668
1/31/22	$2,049,055	$1,652,403	$1,485,596
2/28/22	$1,942,736	$1,603,012	$1,461,071
3/31/22	$1,893,247	$1,566,808	$1,445,428
4/30/22	$1,784,469	$1,479,651	$1,363,965
5/31/22	$1,797,419	$1,486,166	$1,375,722
6/30/22	$1,582,454	$1,387,410	$1,288,846
7/31/22	$1,616,123	$1,384,001	$1,277,141
8/31/22	$1,652,382	$1,389,780	$1,278,582
9/30/22	$1,473,676	$1,226,853	$1,147,656
10/31/22	$1,504,755	$1,188,762	$1,127,501
11/30/22	$1,680,871	$1,365,075	$1,279,173
12/31/22	$1,692,703	$1,345,889	$1,259,765
1/31/23	$1,778,337	$1,452,163	$1,350,574
2/28/23	$1,698,412	$1,358,001	$1,277,657
3/31/23	$1,744,084	$1,399,131	$1,309,004
4/30/23	$1,795,464	$1,383,276	$1,314,279
5/31/23	$1,764,065	$1,360,041	$1,289,639
6/30/23	$1,842,137	$1,411,680	$1,342,062
7/31/23	$1,997,567	$1,499,560	$1,429,585
8/31/23	$1,922,730	$1,407,186	$1,345,270
9/30/23	$1,892,601	$1,370,386	$1,331,577
10/31/23	$1,763,493	$1,317,141	$1,278,925
11/30/23	$1,927,812	$1,422,551	$1,365,358
12/31/23	$2,070,357	$1,478,164	$1,438,810
1/31/24	$2,064,408	$1,409,529	$1,386,655
2/29/24	$2,138,774	$1,476,583	$1,442,519
3/31/24	$2,161,393	$1,513,172	$1,457,719
4/30/24	$2,213,072	$1,519,942	$1,467,290
5/31/24	$2,295,150	$1,528,526	$1,482,376
6/30/24	$2,311,099	$1,588,818	$1,531,756
7/31/24	$2,307,959	$1,593,545	$1,541,433
8/31/24	$2,351,921	$1,619,274	$1,565,430
9/30/24	$2,462,350	$1,727,401	$1,656,156
10/31/24	$2,296,678	$1,650,578	$1,567,718
11/30/24	$2,270,690	$1,591,272	$1,514,562
12/31/24	$2,244,564	$1,589,087	$1,503,643
1/31/25	$2,254,437	$1,617,486	$1,526,021
2/28/25	$2,251,146	$1,625,322	$1,544,220
3/31/25	$2,315,728	$1,635,609	$1,568,538
4/30/25	$2,275,802	$1,657,105	$1,579,092
5/31/25	$2,408,889	$1,727,800	$1,643,115
6/30/25	$2,551,281	$1,831,687	$1,725,663
7/31/25	$2,585,298	$1,867,385	$1,752,974
8/31/25	$2,653,332	$1,891,337	$1,756,341
9/30/25	$2,712,631	$2,026,632	$1,876,432
10/31/25	$2,806,169	$2,111,328	$1,952,401
11/30/25	$2,844,278	$2,060,835	$1,931,642
12/31/25	$2,937,290	$2,122,481	$1,995,948
1/31/26	$3,236,654	$2,310,379	$2,174,652
2/28/26	$3,476,146	$2,437,343	$2,314,712
3/31/26	$3,127,556	$2,118,978	$2,017,917

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	35.06%	10.62%	12.08%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$211,733
# of Portfolio Holdings	1,278
Portfolio Turnover Rate	915%
Total Net Advisory Fees Paid During the Reporting Period	$1,630
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.4%
Asset-Backed Securities	18.5%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	8.9%
Exchange-Traded Funds	3.6%
Corporate Bonds & Notes	2.5%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	34.7%
Affiliated Investments	17.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(98.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEFIX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report |

March 31, 2026

PIMS1829TSRAR_033126

I-2: PEFPX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$175	1.49%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to returns versus the MSCI Emerging Markets Value Index (“Index”).

  Overweight exposure to, and security selection in, the materials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy detracted from performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,061,303	$1,005,436	$1,013,467
5/31/16	$970,626	$967,931	$955,293
6/30/16	$1,046,205	$1,006,616	$996,510
7/31/16	$1,126,879	$1,057,271	$1,049,991
8/31/16	$1,151,209	$1,083,546	$1,069,682
9/30/16	$1,171,895	$1,097,479	$1,077,823
10/31/16	$1,229,719	$1,100,096	$1,093,780
11/30/16	$1,200,164	$1,049,458	$1,057,780
12/31/16	$1,226,489	$1,051,775	$1,065,987
1/31/17	$1,326,692	$1,109,331	$1,114,671
2/28/17	$1,370,782	$1,143,290	$1,155,114
3/31/17	$1,380,134	$1,172,150	$1,174,262
4/30/17	$1,386,814	$1,197,811	$1,184,000
5/31/17	$1,382,806	$1,233,224	$1,210,222
6/30/17	$1,388,799	$1,245,640	$1,211,460
7/31/17	$1,487,900	$1,319,892	$1,275,569
8/31/17	$1,531,945	$1,349,332	$1,302,892
9/30/17	$1,511,926	$1,343,967	$1,277,781
10/31/17	$1,555,485	$1,391,081	$1,320,196
11/30/17	$1,538,623	$1,393,873	$1,310,070
12/31/17	$1,614,749	$1,443,910	$1,365,185
1/31/18	$1,779,959	$1,564,255	$1,484,296
2/28/18	$1,689,453	$1,492,111	$1,414,979
3/31/18	$1,646,559	$1,464,368	$1,387,276
4/30/18	$1,668,396	$1,457,889	$1,399,519
5/31/18	$1,588,325	$1,406,230	$1,332,163
6/30/18	$1,500,165	$1,347,805	$1,263,270
7/31/18	$1,551,641	$1,377,414	$1,314,395
8/31/18	$1,489,870	$1,340,168	$1,286,599
9/30/18	$1,512,012	$1,333,058	$1,306,733
10/31/18	$1,393,306	$1,216,970	$1,211,042
11/30/18	$1,433,369	$1,267,122	$1,246,719
12/31/18	$1,395,751	$1,233,554	$1,218,590
1/31/19	$1,516,925	$1,341,561	$1,317,306
2/28/19	$1,506,453	$1,344,576	$1,312,687
3/31/19	$1,487,006	$1,355,860	$1,314,229
4/30/19	$1,510,941	$1,384,406	$1,329,640
5/31/19	$1,448,110	$1,283,949	$1,259,628
6/30/19	$1,543,853	$1,364,084	$1,326,939
7/31/19	$1,504,957	$1,347,404	$1,291,209
8/31/19	$1,392,759	$1,281,709	$1,214,105
9/30/19	$1,431,654	$1,306,176	$1,240,975
10/31/19	$1,489,998	$1,361,254	$1,283,727
11/30/19	$1,489,998	$1,359,380	$1,274,610
12/31/19	$1,600,056	$1,460,797	$1,364,377
1/31/20	$1,490,484	$1,392,702	$1,272,361
2/29/20	$1,350,892	$1,319,260	$1,191,066
3/31/20	$1,020,674	$1,116,065	$982,300
4/30/20	$1,133,248	$1,218,266	$1,065,530
5/31/20	$1,148,258	$1,227,625	$1,061,667
6/30/20	$1,222,550	$1,317,867	$1,118,125
7/31/20	$1,294,375	$1,435,632	$1,189,209
8/31/20	$1,335,636	$1,467,368	$1,198,044
9/30/20	$1,306,837	$1,443,831	$1,170,193
10/31/20	$1,300,517	$1,473,578	$1,174,993
11/30/20	$1,521,747	$1,609,865	$1,325,859
12/31/20	$1,682,086	$1,728,212	$1,439,078
1/31/21	$1,724,796	$1,781,197	$1,450,033
2/28/21	$1,833,211	$1,794,820	$1,490,293
3/31/21	$1,878,430	$1,767,712	$1,498,272
4/30/21	$1,988,387	$1,811,725	$1,532,639
5/31/21	$2,056,194	$1,853,739	$1,592,242
6/30/21	$2,059,258	$1,856,934	$1,583,186
7/31/21	$2,016,357	$1,731,964	$1,507,986
8/31/21	$2,061,208	$1,777,301	$1,549,560
9/30/21	$2,012,423	$1,706,670	$1,502,828
10/31/21	$2,014,630	$1,723,502	$1,507,655
11/30/21	$1,913,126	$1,653,267	$1,445,401
12/31/21	$2,020,784	$1,684,285	$1,496,668
1/31/22	$2,035,253	$1,652,403	$1,485,596
2/28/22	$1,929,149	$1,603,012	$1,461,071
3/31/22	$1,879,155	$1,566,808	$1,445,428
4/30/22	$1,770,593	$1,479,651	$1,363,965
5/31/22	$1,783,517	$1,486,166	$1,375,722
6/30/22	$1,568,978	$1,387,410	$1,288,846
7/31/22	$1,605,166	$1,384,001	$1,277,141
8/31/22	$1,641,353	$1,389,780	$1,278,582
9/30/22	$1,463,001	$1,226,853	$1,147,656
10/31/22	$1,491,434	$1,188,762	$1,127,501
11/30/22	$1,669,786	$1,365,075	$1,279,173
12/31/22	$1,679,041	$1,345,889	$1,259,765
1/31/23	$1,761,710	$1,452,163	$1,350,574
2/28/23	$1,684,742	$1,358,001	$1,277,657
3/31/23	$1,727,502	$1,399,131	$1,309,004
4/30/23	$1,781,665	$1,383,276	$1,314,279
5/31/23	$1,750,307	$1,360,041	$1,289,639
6/30/23	$1,827,982	$1,411,680	$1,342,062
7/31/23	$1,980,314	$1,499,560	$1,429,585
8/31/23	$1,905,585	$1,407,186	$1,345,270
9/30/23	$1,875,051	$1,370,386	$1,331,577
10/31/23	$1,746,141	$1,317,141	$1,278,925
11/30/23	$1,910,208	$1,422,551	$1,365,358
12/31/23	$2,051,823	$1,478,164	$1,438,810
1/31/24	$2,042,915	$1,409,529	$1,386,655
2/29/24	$2,117,149	$1,476,583	$1,442,519
3/31/24	$2,139,251	$1,513,172	$1,457,719
4/30/24	$2,190,835	$1,519,942	$1,467,290
5/31/24	$2,272,764	$1,528,526	$1,482,376
6/30/24	$2,288,209	$1,588,818	$1,531,756
7/31/24	$2,285,075	$1,593,545	$1,541,433
8/31/24	$2,328,958	$1,619,274	$1,565,430
9/30/24	$2,438,520	$1,727,401	$1,656,156
10/31/24	$2,273,142	$1,650,578	$1,567,718
11/30/24	$2,247,200	$1,591,272	$1,514,562
12/31/24	$2,222,940	$1,589,087	$1,503,643
1/31/25	$2,229,507	$1,617,486	$1,526,021
2/28/25	$2,226,224	$1,625,322	$1,544,220
3/31/25	$2,290,202	$1,635,609	$1,568,538
4/30/25	$2,250,372	$1,657,105	$1,579,092
5/31/25	$2,379,818	$1,727,800	$1,643,115
6/30/25	$2,521,354	$1,831,687	$1,725,663
7/31/25	$2,555,289	$1,867,385	$1,752,974
8/31/25	$2,619,765	$1,891,337	$1,756,341
9/30/25	$2,682,737	$2,026,632	$1,876,432
10/31/25	$2,772,623	$2,111,328	$1,952,401
11/30/25	$2,810,651	$2,060,835	$1,931,642
12/31/25	$2,902,871	$2,122,481	$1,995,948
1/31/26	$3,198,078	$2,310,379	$2,174,652
2/28/26	$3,433,541	$2,437,343	$2,314,712
3/31/26	$3,088,165	$2,118,978	$2,017,917

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	34.84%	10.45%	11.94%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$211,733
# of Portfolio Holdings	1,278
Portfolio Turnover Rate	915%
Total Net Advisory Fees Paid During the Reporting Period	$1,630
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.4%
Asset-Backed Securities	18.5%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	8.9%
Exchange-Traded Funds	3.6%
Corporate Bonds & Notes	2.5%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	34.7%
Affiliated Investments	17.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(98.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEFPX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report |

March 31, 2026

PIMS1936TSRAR_033126

Class A: PIXAX

PIMCO RAE PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.41%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns versus the Russell 1000 Value Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	Russell 1000® Value Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,794	$10,039	$10,210
5/31/16	$9,895	$10,219	$10,369
6/30/16	$9,980	$10,246	$10,458
7/31/16	$10,351	$10,623	$10,762
8/31/16	$10,368	$10,638	$10,845
9/30/16	$10,452	$10,640	$10,822
10/31/16	$10,300	$10,446	$10,655
11/30/16	$10,908	$10,833	$11,263
12/31/16	$11,212	$11,047	$11,545
1/31/17	$11,381	$11,257	$11,627
2/28/17	$11,786	$11,704	$12,045
3/31/17	$11,753	$11,717	$11,922
4/30/17	$11,736	$11,838	$11,900
5/31/17	$11,685	$12,004	$11,888
6/30/17	$11,816	$12,079	$12,082
7/31/17	$12,056	$12,327	$12,243
8/31/17	$11,988	$12,365	$12,100
9/30/17	$12,400	$12,620	$12,459
10/31/17	$12,626	$12,915	$12,549
11/30/17	$13,061	$13,311	$12,934
12/31/17	$13,318	$13,459	$13,122
1/31/18	$13,991	$14,229	$13,630
2/28/18	$13,463	$13,705	$12,979
3/31/18	$13,116	$13,357	$12,751
4/30/18	$13,245	$13,408	$12,793
5/31/18	$13,428	$13,731	$12,869
6/30/18	$13,487	$13,815	$12,901
7/31/18	$14,021	$14,329	$13,411
8/31/18	$14,298	$14,796	$13,609
9/30/18	$14,391	$14,881	$13,636
10/31/18	$13,539	$13,864	$12,930
11/30/18	$13,650	$14,146	$13,316
12/31/18	$12,199	$12,869	$12,038
1/31/19	$13,232	$13,900	$12,974
2/28/19	$13,644	$14,346	$13,389
3/31/19	$13,686	$14,625	$13,474
4/30/19	$14,119	$15,217	$13,952
5/31/19	$12,984	$14,250	$13,055
6/30/19	$13,989	$15,255	$13,992
7/31/19	$14,134	$15,474	$14,108
8/31/19	$13,492	$15,229	$13,693
9/30/19	$14,046	$15,514	$14,182
10/31/19	$14,359	$15,850	$14,380
11/30/19	$14,839	$16,425	$14,825
12/31/19	$15,371	$16,921	$15,232
1/31/20	$15,032	$16,914	$14,905
2/29/20	$13,434	$15,522	$13,461
3/31/20	$10,554	$13,605	$11,161
4/30/20	$11,985	$15,349	$12,415
5/31/20	$12,495	$16,080	$12,841
6/30/20	$12,751	$16,399	$12,756
7/31/20	$13,274	$17,324	$13,260
8/31/20	$13,996	$18,569	$13,808
9/30/20	$13,613	$17,864	$13,469
10/31/20	$13,383	$17,389	$13,292
11/30/20	$15,350	$19,292	$15,080
12/31/20	$16,011	$20,034	$15,658
1/31/21	$16,775	$19,832	$15,515
2/28/21	$17,249	$20,378	$16,452
3/31/21	$18,411	$21,271	$17,420
4/30/21	$18,869	$22,406	$18,117
5/31/21	$19,470	$22,563	$18,540
6/30/21	$19,506	$23,089	$18,328
7/31/21	$19,387	$23,638	$18,474
8/31/21	$19,864	$24,357	$18,840
9/30/21	$18,940	$23,224	$18,185
10/31/21	$19,317	$24,851	$19,108
11/30/21	$19,034	$24,679	$18,435
12/31/21	$20,312	$25,785	$19,598
1/31/22	$20,059	$24,450	$19,141
2/28/22	$19,648	$23,718	$18,919
3/31/22	$20,149	$24,599	$19,453
4/30/22	$19,136	$22,454	$18,356
5/31/22	$19,528	$22,495	$18,713
6/30/22	$16,904	$20,638	$17,078
7/31/22	$18,159	$22,541	$18,210
8/31/22	$17,961	$21,622	$17,668
9/30/22	$16,191	$19,631	$16,118
10/31/22	$18,495	$21,220	$17,771
11/30/22	$19,596	$22,406	$18,882
12/31/22	$18,509	$21,115	$18,121
1/31/23	$19,540	$22,442	$19,060
2/28/23	$18,738	$21,894	$18,387
3/31/23	$18,902	$22,698	$18,303
4/30/23	$18,648	$23,052	$18,579
5/31/23	$18,101	$23,152	$17,862
6/30/23	$19,271	$24,682	$19,049
7/31/23	$20,047	$25,475	$19,718
8/31/23	$19,830	$25,069	$19,186
9/30/23	$19,351	$23,874	$18,445
10/31/23	$18,861	$23,372	$17,795
11/30/23	$20,419	$25,507	$19,137
12/31/23	$21,823	$26,665	$20,197
1/31/24	$22,019	$27,114	$20,218
2/29/24	$22,869	$28,561	$20,964
3/31/24	$24,463	$29,480	$22,012
4/30/24	$22,586	$28,276	$21,072
5/31/24	$23,771	$29,678	$21,740
6/30/24	$24,046	$30,743	$21,535
7/31/24	$24,890	$31,117	$22,636
8/31/24	$24,672	$31,872	$23,243
9/30/24	$25,118	$32,553	$23,566
10/31/24	$24,173	$32,258	$23,307
11/30/24	$25,758	$34,151	$24,795
12/31/24	$24,261	$33,337	$23,099
1/31/25	$25,441	$34,265	$24,168
2/28/25	$25,611	$33,818	$24,266
3/31/25	$24,529	$31,913	$23,593
4/30/25	$23,529	$31,696	$22,873
5/31/25	$24,486	$33,692	$23,677
6/30/25	$25,786	$35,405	$24,486
7/31/25	$25,713	$36,199	$24,627
8/31/25	$27,119	$36,933	$25,411
9/30/25	$28,025	$38,281	$25,791
10/31/25	$28,539	$39,178	$25,905
11/30/25	$29,259	$39,274	$26,593
12/31/25	$29,346	$39,298	$26,773
1/31/26	$30,642	$39,868	$27,995
2/28/26	$31,691	$39,565	$28,721
3/31/26	$31,123	$37,594	$27,336

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	26.88%	11.07%	12.45%
Class A (including sales charge)	22.12%	10.23%	12.02%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,150,508
# of Portfolio Holdings	1,702
Portfolio Turnover Rate	870%
Total Net Advisory Fees Paid During the Reporting Period	$5,829
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.1%
Asset-Backed Securities	19.6%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	5.9%
Corporate Bonds & Notes	4.1%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	2.8%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.2%
Affiliated Investments	15.0%
Financial Derivative Instruments	8.3%
Other Assets and Liabilities, Net	(84.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PIXAX

PIMCO RAE PLUS Fund

Annual Shareholder Report |

March 31, 2026

PIMS4043TSRAR_033126

Class C: PIXCX

PIMCO RAE PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244	2.16%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns versus the Russell 1000 Value Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Russell 1000® Value Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,168	$10,039	$10,210
5/31/16	$10,262	$10,219	$10,369
6/30/16	$10,336	$10,246	$10,458
7/31/16	$10,729	$10,623	$10,762
8/31/16	$10,729	$10,638	$10,845
9/30/16	$10,804	$10,640	$10,822
10/31/16	$10,654	$10,446	$10,655
11/30/16	$11,271	$10,833	$11,263
12/31/16	$11,570	$11,047	$11,545
1/31/17	$11,738	$11,257	$11,627
2/28/17	$12,150	$11,704	$12,045
3/31/17	$12,112	$11,717	$11,922
4/30/17	$12,093	$11,838	$11,900
5/31/17	$12,019	$12,004	$11,888
6/30/17	$12,147	$12,079	$12,082
7/31/17	$12,394	$12,327	$12,243
8/31/17	$12,318	$12,365	$12,100
9/30/17	$12,731	$12,620	$12,459
10/31/17	$12,962	$12,915	$12,549
11/30/17	$13,404	$13,311	$12,934
12/31/17	$13,645	$13,459	$13,122
1/31/18	$14,330	$14,229	$13,630
2/28/18	$13,766	$13,705	$12,979
3/31/18	$13,421	$13,357	$12,751
4/30/18	$13,543	$13,408	$12,793
5/31/18	$13,726	$13,731	$12,869
6/30/18	$13,774	$13,815	$12,901
7/31/18	$14,303	$14,329	$13,411
8/31/18	$14,589	$14,796	$13,609
9/30/18	$14,667	$14,881	$13,636
10/31/18	$13,808	$13,864	$12,930
11/30/18	$13,889	$14,146	$13,316
12/31/18	$12,399	$12,869	$12,038
1/31/19	$13,458	$13,900	$12,974
2/28/19	$13,849	$14,346	$13,389
3/31/19	$13,895	$14,625	$13,474
4/30/19	$14,332	$15,217	$13,952
5/31/19	$13,159	$14,250	$13,055
6/30/19	$14,192	$15,255	$13,992
7/31/19	$14,330	$15,474	$14,108
8/31/19	$13,639	$15,229	$13,693
9/30/19	$14,207	$15,514	$14,182
10/31/19	$14,508	$15,850	$14,380
11/30/19	$14,996	$16,425	$14,825
12/31/19	$15,537	$16,921	$15,232
1/31/20	$15,155	$16,914	$14,905
2/29/20	$13,544	$15,522	$13,461
3/31/20	$10,627	$13,605	$11,161
4/30/20	$12,075	$15,349	$12,415
5/31/20	$12,567	$16,080	$12,841
6/30/20	$12,812	$16,399	$12,756
7/31/20	$13,346	$17,324	$13,260
8/31/20	$14,048	$18,569	$13,808
9/30/20	$13,646	$17,864	$13,469
10/31/20	$13,444	$17,389	$13,292
11/30/20	$15,406	$19,292	$15,080
12/31/20	$16,035	$20,034	$15,658
1/31/21	$16,810	$19,832	$15,515
2/28/21	$17,257	$20,378	$16,452
3/31/21	$18,415	$21,271	$17,420
4/30/21	$18,873	$22,406	$18,117
5/31/21	$19,429	$22,563	$18,540
6/30/21	$19,480	$23,089	$18,328
7/31/21	$19,343	$23,638	$18,474
8/31/21	$19,823	$24,357	$18,840
9/30/21	$18,864	$23,224	$18,185
10/31/21	$19,226	$24,851	$19,108
11/30/21	$18,973	$24,679	$18,435
12/31/21	$20,226	$25,785	$19,598
1/31/22	$19,934	$24,450	$19,141
2/28/22	$19,532	$23,718	$18,919
3/31/22	$20,005	$24,599	$19,453
4/30/22	$18,984	$22,454	$18,356
5/31/22	$19,362	$22,495	$18,713
6/30/22	$16,757	$20,638	$17,078
7/31/22	$17,981	$22,541	$18,210
8/31/22	$17,751	$21,622	$17,668
9/30/22	$16,018	$19,631	$16,118
10/31/22	$18,262	$21,220	$17,771
11/30/22	$19,345	$22,406	$18,882
12/31/22	$18,276	$21,115	$18,121
1/31/23	$19,271	$22,442	$19,060
2/28/23	$18,502	$21,894	$18,387
3/31/23	$18,623	$22,698	$18,303
4/30/23	$18,366	$23,052	$18,579
5/31/23	$17,809	$23,152	$17,862
6/30/23	$18,955	$24,682	$19,049
7/31/23	$19,693	$25,475	$19,718
8/31/23	$19,467	$25,069	$19,186
9/30/23	$18,992	$23,874	$18,445
10/31/23	$18,504	$23,372	$17,795
11/30/23	$20,015	$25,507	$19,137
12/31/23	$21,377	$26,665	$20,197
1/31/24	$21,563	$27,114	$20,218
2/29/24	$22,369	$28,561	$20,964
3/31/24	$23,918	$29,480	$22,012
4/30/24	$22,081	$28,276	$21,072
5/31/24	$23,205	$29,678	$21,740
6/30/24	$23,472	$30,743	$21,535
7/31/24	$24,267	$31,117	$22,636
8/31/24	$24,056	$31,872	$23,243
9/30/24	$24,467	$32,553	$23,566
10/31/24	$23,534	$32,258	$23,307
11/30/24	$25,066	$34,151	$24,795
12/31/24	$23,593	$33,337	$23,099
1/31/25	$24,720	$34,265	$24,168
2/28/25	$24,874	$33,818	$24,266
3/31/25	$23,812	$31,913	$23,593
4/30/25	$22,816	$31,696	$22,873
5/31/25	$23,725	$33,692	$23,677
6/30/25	$24,984	$35,405	$24,486
7/31/25	$24,896	$36,199	$24,627
8/31/25	$26,239	$36,933	$25,411
9/30/25	$27,095	$38,281	$25,791
10/31/25	$27,573	$39,178	$25,905
11/30/25	$28,264	$39,274	$26,593
12/31/25	$28,324	$39,298	$26,773
1/31/26	$29,546	$39,868	$27,995
2/28/26	$30,562	$39,565	$28,721
3/31/26	$29,979	$37,594	$27,336

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	25.90%	10.24%	11.60%
Class C (including sales charge)	24.90%	10.24%	11.60%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,150,508
# of Portfolio Holdings	1,702
Portfolio Turnover Rate	870%
Total Net Advisory Fees Paid During the Reporting Period	$5,829
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.1%
Asset-Backed Securities	19.6%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	5.9%
Corporate Bonds & Notes	4.1%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	2.8%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.2%
Affiliated Investments	15.0%
Financial Derivative Instruments	8.3%
Other Assets and Liabilities, Net	(84.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PIXCX

PIMCO RAE PLUS Fund

Annual Shareholder Report |

March 31, 2026

PIMS4243TSRAR_033126

Institutional Class: PXTIX

PIMCO RAE PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$115	1.01%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns versus the Russell 1000 Value Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	Russell 1000® Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,018,550	$1,003,877	$1,021,010
5/31/16	$1,028,668	$1,021,904	$1,036,866
6/30/16	$1,037,099	$1,024,552	$1,045,835
7/31/16	$1,077,572	$1,062,326	$1,076,206
8/31/16	$1,079,258	$1,063,818	$1,084,504
9/30/16	$1,087,690	$1,064,019	$1,082,248
10/31/16	$1,074,199	$1,044,610	$1,065,495
11/30/16	$1,136,594	$1,083,297	$1,126,345
12/31/16	$1,168,634	$1,104,710	$1,154,493
1/31/17	$1,185,497	$1,125,662	$1,162,713
2/28/17	$1,229,342	$1,170,357	$1,204,489
3/31/17	$1,227,656	$1,171,723	$1,192,215
4/30/17	$1,225,970	$1,183,756	$1,189,974
5/31/17	$1,219,224	$1,200,415	$1,188,808
6/30/17	$1,233,123	$1,207,907	$1,208,245
7/31/17	$1,258,849	$1,232,745	$1,224,302
8/31/17	$1,251,989	$1,236,519	$1,210,039
9/30/17	$1,296,136	$1,262,026	$1,245,880
10/31/17	$1,320,460	$1,291,476	$1,254,925
11/30/17	$1,367,371	$1,331,085	$1,293,351
12/31/17	$1,394,479	$1,345,885	$1,312,234
1/31/18	$1,465,293	$1,422,942	$1,362,965
2/28/18	$1,409,005	$1,370,497	$1,297,884
3/31/18	$1,373,655	$1,335,668	$1,275,054
4/30/18	$1,386,475	$1,340,793	$1,279,261
5/31/18	$1,406,622	$1,373,082	$1,286,860
6/30/18	$1,415,283	$1,381,533	$1,290,052
7/31/18	$1,470,495	$1,432,945	$1,341,112
8/31/18	$1,501,782	$1,479,638	$1,360,934
9/30/18	$1,510,645	$1,488,060	$1,363,628
10/31/18	$1,421,784	$1,386,351	$1,293,020
11/30/18	$1,432,891	$1,414,602	$1,331,629
12/31/18	$1,281,500	$1,286,877	$1,203,753
1/31/19	$1,392,399	$1,390,001	$1,297,441
2/28/19	$1,433,473	$1,434,632	$1,338,894
3/31/19	$1,437,580	$1,462,509	$1,347,409
4/30/19	$1,486,869	$1,521,726	$1,395,202
5/31/19	$1,365,701	$1,425,023	$1,305,491
6/30/19	$1,472,871	$1,525,453	$1,399,199
7/31/19	$1,489,350	$1,547,377	$1,410,798
8/31/19	$1,421,372	$1,522,866	$1,369,306
9/30/19	$1,479,848	$1,551,360	$1,418,163
10/31/19	$1,513,103	$1,584,962	$1,437,989
11/30/19	$1,565,064	$1,642,494	$1,482,452
12/31/19	$1,621,410	$1,692,068	$1,523,234
1/31/20	$1,585,539	$1,691,405	$1,490,469
2/29/20	$1,418,136	$1,552,170	$1,346,117
3/31/20	$1,113,245	$1,360,457	$1,116,079
4/30/20	$1,266,796	$1,534,859	$1,241,549
5/31/20	$1,319,580	$1,607,961	$1,284,097
6/30/20	$1,348,033	$1,639,939	$1,275,571
7/31/20	$1,404,611	$1,732,407	$1,325,994
8/31/20	$1,480,869	$1,856,933	$1,380,824
9/30/20	$1,439,622	$1,786,376	$1,346,911
10/31/20	$1,416,931	$1,738,869	$1,329,212
11/30/20	$1,626,193	$1,929,213	$1,508,005
12/31/20	$1,695,508	$2,003,388	$1,565,822
1/31/21	$1,778,595	$1,983,162	$1,551,479
2/28/21	$1,827,929	$2,037,848	$1,645,234
3/31/21	$1,951,662	$2,127,097	$1,742,040
4/30/21	$2,002,209	$2,240,617	$1,811,704
5/31/21	$2,063,988	$2,256,266	$1,853,989
6/30/21	$2,068,682	$2,308,938	$1,832,761
7/31/21	$2,057,011	$2,363,787	$1,847,405
8/31/21	$2,109,531	$2,435,659	$1,884,039
9/30/21	$2,009,155	$2,322,377	$1,818,456
10/31/21	$2,051,968	$2,485,087	$1,910,797
11/30/21	$2,024,445	$2,467,868	$1,843,460
12/31/21	$2,160,379	$2,578,469	$1,959,764
1/31/22	$2,132,603	$2,445,041	$1,914,121
2/28/22	$2,092,481	$2,371,833	$1,891,918
3/31/22	$2,145,475	$2,459,898	$1,945,326
4/30/22	$2,037,407	$2,245,390	$1,835,610
5/31/22	$2,081,906	$2,249,509	$1,871,294
6/30/22	$1,802,125	$2,063,826	$1,707,799
7/31/22	$1,937,043	$2,254,120	$1,821,043
8/31/22	$1,914,557	$2,162,193	$1,766,776
9/30/22	$1,727,941	$1,963,058	$1,611,848
10/31/22	$1,974,790	$2,121,990	$1,777,110
11/30/22	$2,091,718	$2,240,575	$1,888,162
12/31/22	$1,974,693	$2,111,486	$1,812,050
1/31/23	$2,088,476	$2,244,159	$1,905,951
2/28/23	$2,004,056	$2,189,404	$1,838,747
3/31/23	$2,019,759	$2,269,786	$1,830,270
4/30/23	$1,994,069	$2,305,214	$1,857,852
5/31/23	$1,936,571	$2,315,234	$1,786,195
6/30/23	$2,062,577	$2,468,213	$1,904,852
7/31/23	$2,145,765	$2,547,505	$1,971,827
8/31/23	$2,122,521	$2,506,944	$1,918,587
9/30/23	$2,073,184	$2,387,418	$1,844,549
10/31/23	$2,021,169	$2,337,219	$1,779,473
11/30/23	$2,188,361	$2,550,667	$1,913,735
12/31/23	$2,340,437	$2,666,546	$2,019,736
1/31/24	$2,361,794	$2,711,355	$2,021,837
2/29/24	$2,453,501	$2,856,129	$2,096,422
3/31/24	$2,624,963	$2,948,024	$2,201,223
4/30/24	$2,425,501	$2,827,613	$2,107,186
5/31/24	$2,552,082	$2,967,819	$2,173,984
6/30/24	$2,584,127	$3,074,311	$2,153,527
7/31/24	$2,674,134	$3,111,733	$2,263,615
8/31/24	$2,653,263	$3,187,213	$2,324,348
9/30/24	$2,700,919	$3,255,283	$2,356,610
10/31/24	$2,599,751	$3,225,762	$2,330,664
11/30/24	$2,772,802	$3,415,118	$2,479,500
12/31/24	$2,612,097	$3,333,707	$2,309,927
1/31/25	$2,739,781	$3,426,543	$2,416,830
2/28/25	$2,758,798	$3,381,833	$2,426,643
3/31/25	$2,643,726	$3,191,285	$2,359,255
4/30/25	$2,535,819	$3,169,646	$2,287,345
5/31/25	$2,639,576	$3,369,158	$2,367,676
6/30/25	$2,781,964	$3,540,489	$2,448,603
7/31/25	$2,774,978	$3,619,947	$2,462,658
8/31/25	$2,927,280	$3,693,330	$2,541,143
9/30/25	$3,025,773	$3,828,137	$2,579,108
10/31/25	$3,083,233	$3,917,767	$2,590,508
11/30/25	$3,161,715	$3,927,370	$2,659,312
12/31/25	$3,171,275	$3,929,774	$2,677,342
1/31/26	$3,313,360	$3,986,756	$2,799,536
2/28/26	$3,427,614	$3,956,458	$2,872,127
3/31/26	$3,367,338	$3,759,445	$2,733,576

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	27.37%	11.53%	12.91%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,150,508
# of Portfolio Holdings	1,702
Portfolio Turnover Rate	870%
Total Net Advisory Fees Paid During the Reporting Period	$5,829
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.1%
Asset-Backed Securities	19.6%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	5.9%
Corporate Bonds & Notes	4.1%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	2.8%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.2%
Affiliated Investments	15.0%
Financial Derivative Instruments	8.3%
Other Assets and Liabilities, Net	(84.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PXTIX

PIMCO RAE PLUS Fund

Annual Shareholder Report |

March 31, 2026

PIMS1874TSRAR_033126

I-2: PIXPX

PIMCO RAE PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$126	1.11%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns versus the Russell 1000 Value Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	S&P 500 Index	Russell 1000® Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,949	$1,003,877	$1,021,010
5/31/16	$1,027,119	$1,021,904	$1,036,866
6/30/16	$1,037,288	$1,024,552	$1,045,835
7/31/16	$1,076,271	$1,062,326	$1,076,206
8/31/16	$1,079,661	$1,063,818	$1,084,504
9/30/16	$1,086,441	$1,064,019	$1,082,248
10/31/16	$1,072,881	$1,044,610	$1,065,495
11/30/16	$1,135,593	$1,083,297	$1,126,345
12/31/16	$1,167,797	$1,104,710	$1,154,493
1/31/17	$1,184,746	$1,125,662	$1,162,713
2/28/17	$1,227,119	$1,170,357	$1,204,489
3/31/17	$1,225,424	$1,171,723	$1,192,215
4/30/17	$1,223,729	$1,183,756	$1,189,974
5/31/17	$1,218,644	$1,200,415	$1,188,808
6/30/17	$1,232,388	$1,207,907	$1,208,245
7/31/17	$1,258,242	$1,232,745	$1,224,302
8/31/17	$1,251,348	$1,236,519	$1,210,039
9/30/17	$1,295,399	$1,262,026	$1,245,880
10/31/17	$1,318,094	$1,291,476	$1,254,925
11/30/17	$1,363,486	$1,331,085	$1,293,351
12/31/17	$1,392,140	$1,345,885	$1,312,234
1/31/18	$1,461,473	$1,422,942	$1,362,965
2/28/18	$1,406,736	$1,370,497	$1,297,884
3/31/18	$1,370,948	$1,335,668	$1,275,054
4/30/18	$1,383,829	$1,340,793	$1,279,261
5/31/18	$1,404,072	$1,373,082	$1,286,860
6/30/18	$1,412,521	$1,381,533	$1,290,052
7/31/18	$1,466,138	$1,432,945	$1,341,112
8/31/18	$1,497,568	$1,479,638	$1,360,934
9/30/18	$1,506,094	$1,488,060	$1,363,628
10/31/18	$1,418,703	$1,386,351	$1,293,020
11/30/18	$1,428,000	$1,414,602	$1,331,629
12/31/18	$1,277,669	$1,286,877	$1,203,753
1/31/19	$1,387,066	$1,390,001	$1,297,441
2/28/19	$1,430,412	$1,434,632	$1,338,894
3/31/19	$1,434,540	$1,462,509	$1,347,409
4/30/19	$1,482,014	$1,521,726	$1,395,202
5/31/19	$1,362,297	$1,425,023	$1,305,491
6/30/19	$1,467,762	$1,525,453	$1,399,199
7/31/19	$1,484,323	$1,547,377	$1,410,798
8/31/19	$1,416,007	$1,522,866	$1,369,306
9/30/19	$1,474,450	$1,551,360	$1,418,163
10/31/19	$1,507,865	$1,584,962	$1,437,989
11/30/19	$1,557,988	$1,642,494	$1,482,452
12/31/19	$1,616,602	$1,692,068	$1,523,234
1/31/20	$1,580,517	$1,691,405	$1,490,469
2/29/20	$1,412,121	$1,552,170	$1,346,117
3/31/20	$1,109,880	$1,360,457	$1,116,079
4/30/20	$1,261,886	$1,534,859	$1,241,549
5/31/20	$1,314,967	$1,607,961	$1,284,097
6/30/20	$1,341,061	$1,639,939	$1,275,571
7/31/20	$1,397,970	$1,732,407	$1,325,994
8/31/20	$1,472,198	$1,856,933	$1,380,824
9/30/20	$1,432,532	$1,786,376	$1,346,911
10/31/20	$1,412,248	$1,738,869	$1,329,212
11/30/20	$1,617,620	$1,929,213	$1,508,005
12/31/20	$1,687,015	$2,003,388	$1,565,822
1/31/21	$1,770,583	$1,983,162	$1,551,479
2/28/21	$1,817,589	$2,037,848	$1,645,234
3/31/21	$1,941,458	$2,127,097	$1,742,040
4/30/21	$1,992,326	$2,240,617	$1,811,704
5/31/21	$2,054,498	$2,256,266	$1,853,989
6/30/21	$2,058,853	$2,308,938	$1,832,761
7/31/21	$2,044,168	$2,363,787	$1,847,405
8/31/21	$2,099,972	$2,435,659	$1,884,039
9/30/21	$1,998,478	$2,322,377	$1,818,456
10/31/21	$2,038,509	$2,485,087	$1,910,797
11/30/21	$2,013,875	$2,467,868	$1,843,460
12/31/21	$2,147,036	$2,578,469	$1,959,764
1/31/22	$2,119,072	$2,445,041	$1,914,121
2/28/22	$2,078,679	$2,371,833	$1,891,918
3/31/22	$2,132,282	$2,459,898	$1,945,326
4/30/22	$2,023,427	$2,245,390	$1,835,610
5/31/22	$2,068,249	$2,249,509	$1,871,294
6/30/22	$1,789,301	$2,063,826	$1,707,799
7/31/22	$1,921,962	$2,254,120	$1,821,043
8/31/22	$1,902,548	$2,162,193	$1,766,776
9/30/22	$1,713,939	$1,963,058	$1,611,848
10/31/22	$1,959,255	$2,121,990	$1,777,110
11/30/22	$2,077,006	$2,240,575	$1,888,162
12/31/22	$1,962,129	$2,111,486	$1,812,050
1/31/23	$2,073,193	$2,244,159	$1,905,951
2/28/23	$1,988,044	$2,189,404	$1,838,747
3/31/23	$2,005,120	$2,269,786	$1,830,270
4/30/23	$1,979,208	$2,305,214	$1,857,852
5/31/23	$1,921,213	$2,315,234	$1,786,195
6/30/23	$2,047,073	$2,468,213	$1,904,852
7/31/23	$2,128,512	$2,547,505	$1,971,827
8/31/23	$2,106,301	$2,506,944	$1,918,587
9/30/23	$2,057,031	$2,387,418	$1,844,549
10/31/23	$2,004,575	$2,337,219	$1,779,473
11/30/23	$2,170,686	$2,550,667	$1,913,735
12/31/23	$2,320,915	$2,666,546	$2,019,736
1/31/24	$2,342,452	$2,711,355	$2,021,837
2/29/24	$2,432,400	$2,856,129	$2,096,422
3/31/24	$2,603,599	$2,948,024	$2,201,223
4/30/24	$2,405,009	$2,827,613	$2,107,186
5/31/24	$2,531,384	$2,967,819	$2,173,984
6/30/24	$2,561,928	$3,074,311	$2,153,527
7/31/24	$2,651,405	$3,111,733	$2,263,615
8/31/24	$2,629,036	$3,187,213	$2,324,348
9/30/24	$2,677,801	$3,255,283	$2,356,610
10/31/24	$2,577,081	$3,225,762	$2,330,664
11/30/24	$2,747,634	$3,415,118	$2,479,500
12/31/24	$2,587,484	$3,333,707	$2,309,927
1/31/25	$2,714,940	$3,426,543	$2,416,830
2/28/25	$2,732,756	$3,381,833	$2,426,643
3/31/25	$2,618,835	$3,191,285	$2,359,255
4/30/25	$2,512,741	$3,169,646	$2,287,345
5/31/25	$2,614,647	$3,369,158	$2,367,676
6/30/25	$2,755,032	$3,540,489	$2,448,603
7/31/25	$2,747,982	$3,619,947	$2,462,658
8/31/25	$2,898,846	$3,693,330	$2,541,143
9/30/25	$2,994,748	$3,828,137	$2,579,108
10/31/25	$3,051,306	$3,917,767	$2,590,508
11/30/25	$3,130,487	$3,927,370	$2,659,312
12/31/25	$3,139,586	$3,929,774	$2,677,342
1/31/26	$3,278,597	$3,986,756	$2,799,536
2/28/26	$3,392,468	$3,956,458	$2,872,127
3/31/26	$3,332,369	$3,759,445	$2,733,576

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	27.25%	11.41%	12.79%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,150,508
# of Portfolio Holdings	1,702
Portfolio Turnover Rate	870%
Total Net Advisory Fees Paid During the Reporting Period	$5,829
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.1%
Asset-Backed Securities	19.6%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	5.9%
Corporate Bonds & Notes	4.1%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	2.8%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.2%
Affiliated Investments	15.0%
Financial Derivative Instruments	8.3%
Other Assets and Liabilities, Net	(84.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PIXPX

PIMCO RAE PLUS Fund

Annual Shareholder Report |

March 31, 2026

PIMS1926TSRAR_033126

I-3: PXTNX

PIMCO RAE PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$132	1.16%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns versus the Russell 1000 Value Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	S&P 500 Index	Russell 1000® Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,018,425	$1,003,877	$1,021,010
5/31/16	$1,028,413	$1,021,904	$1,036,866
6/30/16	$1,036,717	$1,024,552	$1,045,835
7/31/16	$1,077,039	$1,062,326	$1,076,206
8/31/16	$1,078,587	$1,063,818	$1,084,504
9/30/16	$1,086,882	$1,064,019	$1,082,248
10/31/16	$1,073,264	$1,044,610	$1,065,495
11/30/16	$1,135,468	$1,083,297	$1,126,345
12/31/16	$1,167,329	$1,104,710	$1,154,493
1/31/17	$1,184,023	$1,125,662	$1,162,713
2/28/17	$1,227,673	$1,170,357	$1,204,489
3/31/17	$1,225,834	$1,171,723	$1,192,215
4/30/17	$1,224,000	$1,183,756	$1,189,974
5/31/17	$1,217,110	$1,200,415	$1,188,808
6/30/17	$1,230,833	$1,207,907	$1,208,245
7/31/17	$1,256,353	$1,232,745	$1,224,302
8/31/17	$1,249,347	$1,236,519	$1,210,039
9/30/17	$1,293,245	$1,262,026	$1,245,880
10/31/17	$1,317,348	$1,291,476	$1,254,925
11/30/17	$1,363,985	$1,331,085	$1,293,351
12/31/17	$1,390,851	$1,345,885	$1,312,234
1/31/18	$1,461,295	$1,422,942	$1,362,965
2/28/18	$1,404,999	$1,370,497	$1,297,884
3/31/18	$1,369,571	$1,335,668	$1,275,054
4/30/18	$1,382,118	$1,340,793	$1,279,261
5/31/18	$1,402,335	$1,373,082	$1,286,860
6/30/18	$1,409,602	$1,381,533	$1,290,052
7/31/18	$1,465,025	$1,432,945	$1,341,112
8/31/18	$1,496,432	$1,479,638	$1,360,934
9/30/18	$1,505,648	$1,488,060	$1,363,628
10/31/18	$1,416,425	$1,386,351	$1,293,020
11/30/18	$1,427,578	$1,414,602	$1,331,629
12/31/18	$1,275,507	$1,286,877	$1,203,753
1/31/19	$1,386,959	$1,390,001	$1,297,441
2/28/19	$1,428,238	$1,434,632	$1,338,894
3/31/19	$1,432,365	$1,462,509	$1,347,409
4/30/19	$1,479,836	$1,521,726	$1,395,202
5/31/19	$1,360,128	$1,425,023	$1,305,491
6/30/19	$1,467,461	$1,525,453	$1,399,199
7/31/19	$1,481,950	$1,547,377	$1,410,798
8/31/19	$1,413,648	$1,522,866	$1,369,306
9/30/19	$1,474,051	$1,551,360	$1,418,163
10/31/19	$1,505,370	$1,584,962	$1,437,989
11/30/19	$1,555,479	$1,642,494	$1,482,452
12/31/19	$1,614,282	$1,692,068	$1,523,234
1/31/20	$1,578,195	$1,691,405	$1,490,469
2/29/20	$1,409,790	$1,552,170	$1,346,117
3/31/20	$1,107,617	$1,360,457	$1,116,079
4/30/20	$1,259,643	$1,534,859	$1,241,549
5/31/20	$1,312,731	$1,607,961	$1,284,097
6/30/20	$1,338,761	$1,639,939	$1,275,571
7/31/20	$1,395,677	$1,732,407	$1,325,994
8/31/20	$1,469,915	$1,856,933	$1,380,824
9/30/20	$1,430,274	$1,786,376	$1,346,911
10/31/20	$1,409,987	$1,738,869	$1,329,212
11/30/20	$1,615,399	$1,929,213	$1,508,005
12/31/20	$1,684,621	$2,003,388	$1,565,822
1/31/21	$1,765,588	$1,983,162	$1,551,479
2/28/21	$1,815,212	$2,037,848	$1,645,234
3/31/21	$1,938,995	$2,127,097	$1,742,040
4/30/21	$1,987,046	$2,240,617	$1,811,704
5/31/21	$2,049,230	$2,256,266	$1,853,989
6/30/21	$2,053,451	$2,308,938	$1,832,761
7/31/21	$2,041,701	$2,363,787	$1,847,405
8/31/21	$2,094,579	$2,435,659	$1,884,039
9/30/21	$1,996,011	$2,322,377	$1,818,456
10/31/21	$2,036,054	$2,485,087	$1,910,797
11/30/21	$2,008,332	$2,467,868	$1,843,460
12/31/21	$2,144,415	$2,578,469	$1,959,764
1/31/22	$2,116,445	$2,445,041	$1,914,121
2/28/22	$2,072,935	$2,371,833	$1,891,918
3/31/22	$2,126,357	$2,459,898	$1,945,326
4/30/22	$2,020,680	$2,245,390	$1,835,610
5/31/22	$2,062,310	$2,249,509	$1,871,294
6/30/22	$1,786,579	$2,063,826	$1,707,799
7/31/22	$1,919,278	$2,254,120	$1,821,043
8/31/22	$1,896,622	$2,162,193	$1,766,776
9/30/22	$1,711,050	$1,963,058	$1,611,848
10/31/22	$1,956,420	$2,121,990	$1,777,110
11/30/22	$2,070,926	$2,240,575	$1,888,162
12/31/22	$1,955,310	$2,111,486	$1,812,050
1/31/23	$2,066,407	$2,244,159	$1,905,951
2/28/23	$1,984,935	$2,189,404	$1,838,747
3/31/23	$1,999,548	$2,269,786	$1,830,270
4/30/23	$1,973,628	$2,305,214	$1,857,852
5/31/23	$1,915,617	$2,315,234	$1,786,195
6/30/23	$2,040,280	$2,468,213	$1,904,852
7/31/23	$2,121,743	$2,547,505	$1,971,827
8/31/23	$2,099,526	$2,506,944	$1,918,587
9/30/23	$2,050,649	$2,387,418	$1,844,549
10/31/23	$1,998,228	$2,337,219	$1,779,473
11/30/23	$2,162,979	$2,550,667	$1,913,735
12/31/23	$2,313,154	$2,666,546	$2,019,736
1/31/24	$2,333,390	$2,711,355	$2,021,837
2/29/24	$2,423,184	$2,856,129	$2,096,422
3/31/24	$2,593,746	$2,948,024	$2,201,223
4/30/24	$2,395,514	$2,827,613	$2,107,186
5/31/24	$2,520,374	$2,967,819	$2,173,984
6/30/24	$2,550,892	$3,074,311	$2,153,527
7/31/24	$2,640,213	$3,111,733	$2,263,615
8/31/24	$2,619,197	$3,187,213	$2,324,348
9/30/24	$2,666,314	$3,255,283	$2,356,610
10/31/24	$2,567,115	$3,225,762	$2,330,664
11/30/24	$2,736,022	$3,415,118	$2,479,500
12/31/24	$2,577,060	$3,333,707	$2,309,927
1/31/25	$2,702,903	$3,426,543	$2,416,830
2/28/25	$2,720,686	$3,381,833	$2,426,643
3/31/25	$2,606,665	$3,191,285	$2,359,255
4/30/25	$2,500,783	$3,169,646	$2,287,345
5/31/25	$2,603,879	$3,369,158	$2,367,676
6/30/25	$2,743,502	$3,540,489	$2,448,603
7/31/25	$2,735,061	$3,619,947	$2,462,658
8/31/25	$2,885,602	$3,693,330	$2,541,143
9/30/25	$2,982,307	$3,828,137	$2,579,108
10/31/25	$3,038,736	$3,917,767	$2,590,508
11/30/25	$3,116,327	$3,927,370	$2,659,312
12/31/25	$3,124,827	$3,929,774	$2,677,342
1/31/26	$3,263,511	$3,986,756	$2,799,536
2/28/26	$3,377,114	$3,956,458	$2,872,127
3/31/26	$3,316,841	$3,759,445	$2,733,576

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	27.24%	11.33%	12.74%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,150,508
# of Portfolio Holdings	1,702
Portfolio Turnover Rate	870%
Total Net Advisory Fees Paid During the Reporting Period	$5,829
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.1%
Asset-Backed Securities	19.6%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	5.9%
Corporate Bonds & Notes	4.1%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	2.8%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.2%
Affiliated Investments	15.0%
Financial Derivative Instruments	8.3%
Other Assets and Liabilities, Net	(84.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PXTNX

PIMCO RAE PLUS Fund

Annual Shareholder Report |

March 31, 2026

PIMS2193TSRAR_033126

Class A: PTSOX

PIMCO RAE PLUS International Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$168	1.41%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s RAE International Model Portfolio exposure contributed to returns versus the MSCI EAFE Value Index (“Index”).

  Selection in the energy sector contributed to relative returns, as the Fund’s holdings outperformed the Index. Overweight exposure to the sector in March 2026 contributed to relative returns, as the sector outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy had little impact on performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	MSCI EAFE Index	MSCI EAFE Value Index
3/31/16	$9,626	$10,000	$10,000
4/30/16	$10,206	$10,290	$10,394
5/31/16	$9,987	$10,196	$10,229
6/30/16	$9,610	$9,854	$9,721
7/31/16	$10,101	$10,353	$10,232
8/31/16	$10,179	$10,361	$10,398
9/30/16	$10,366	$10,488	$10,498
10/31/16	$10,482	$10,273	$10,523
11/30/16	$10,418	$10,069	$10,458
12/31/16	$10,924	$10,413	$10,937
1/31/17	$11,339	$10,715	$11,206
2/28/17	$11,430	$10,868	$11,282
3/31/17	$11,745	$11,167	$11,598
4/30/17	$11,927	$11,452	$11,841
5/31/17	$12,279	$11,872	$12,116
6/30/17	$12,401	$11,851	$12,152
7/31/17	$12,916	$12,193	$12,559
8/31/17	$12,969	$12,188	$12,480
9/30/17	$13,419	$12,491	$12,865
10/31/17	$13,605	$12,681	$12,965
11/30/17	$13,726	$12,814	$13,081
12/31/17	$13,989	$13,020	$13,282
1/31/18	$14,717	$13,673	$13,999
2/28/18	$14,059	$13,056	$13,333
3/31/18	$13,676	$12,820	$13,012
4/30/18	$14,146	$13,113	$13,413
5/31/18	$13,619	$12,818	$12,832
6/30/18	$13,365	$12,662	$12,669
7/31/18	$13,813	$12,973	$13,033
8/31/18	$13,320	$12,723	$12,559
9/30/18	$13,565	$12,833	$12,818
10/31/18	$12,551	$11,812	$11,967
11/30/18	$12,456	$11,797	$11,901
12/31/18	$11,666	$11,224	$11,319
1/31/19	$12,556	$11,962	$12,076
2/28/19	$12,733	$12,267	$12,277
3/31/19	$12,677	$12,344	$12,215
4/30/19	$12,964	$12,691	$12,499
5/31/19	$12,193	$12,082	$11,776
6/30/19	$12,865	$12,799	$12,403
7/31/19	$12,649	$12,636	$12,124
8/31/19	$12,145	$12,309	$11,626
9/30/19	$12,659	$12,661	$12,187
10/31/19	$13,165	$13,116	$12,627
11/30/19	$13,255	$13,264	$12,677
12/31/19	$13,741	$13,695	$13,140
1/31/20	$13,318	$13,409	$12,665
2/29/20	$12,032	$12,197	$11,466
3/31/20	$9,332	$10,569	$9,435
4/30/20	$9,956	$11,252	$9,940
5/31/20	$10,379	$11,742	$10,242
6/30/20	$10,830	$12,142	$10,607
7/31/20	$10,924	$12,425	$10,628
8/31/20	$11,699	$13,063	$11,250
9/30/20	$11,242	$12,724	$10,733
10/31/20	$10,931	$12,216	$10,301
11/30/20	$12,970	$14,110	$12,252
12/31/20	$13,776	$14,766	$12,795
1/31/21	$13,955	$14,608	$12,695
2/28/21	$14,652	$14,936	$13,300
3/31/21	$15,075	$15,279	$13,747
4/30/21	$15,406	$15,739	$14,010
5/31/21	$16,135	$16,252	$14,495
6/30/21	$15,705	$16,070	$14,161
7/31/21	$15,591	$16,191	$14,126
8/31/21	$15,614	$16,476	$14,286
9/30/21	$15,318	$15,998	$14,024
10/31/21	$15,174	$16,391	$14,248
11/30/21	$14,190	$15,629	$13,391
12/31/21	$15,152	$16,429	$14,188
1/31/22	$15,152	$15,635	$14,336
2/28/22	$15,020	$15,358	$14,141
3/31/22	$14,914	$15,457	$14,235
4/30/22	$14,047	$14,457	$13,515
5/31/22	$14,410	$14,566	$13,848
6/30/22	$12,853	$13,214	$12,469
7/31/22	$13,246	$13,873	$12,729
8/31/22	$12,754	$13,214	$12,299
9/30/22	$11,390	$11,978	$11,197
10/31/22	$12,053	$12,622	$11,919
11/30/22	$13,295	$14,043	$13,229
12/31/22	$13,380	$14,055	$13,396
1/31/23	$14,445	$15,193	$14,430
2/28/23	$14,224	$14,876	$14,228
3/31/23	$14,259	$15,244	$14,191
4/30/23	$14,638	$15,675	$14,648
5/31/23	$13,835	$15,011	$13,859
6/30/23	$14,708	$15,695	$14,639
7/31/23	$15,471	$16,202	$15,304
8/31/23	$15,045	$15,582	$14,850
9/30/23	$14,750	$15,049	$14,724
10/31/23	$14,019	$14,439	$14,077
11/30/23	$15,252	$15,779	$15,192
12/31/23	$16,001	$16,618	$15,935
1/31/24	$15,954	$16,713	$15,924
2/29/24	$15,954	$17,019	$15,953
3/31/24	$16,526	$17,579	$16,649
4/30/24	$16,289	$17,129	$16,478
5/31/24	$17,117	$17,792	$17,128
6/30/24	$16,425	$17,505	$16,651
7/31/24	$17,274	$18,019	$17,431
8/31/24	$17,614	$18,605	$17,877
9/30/24	$18,107	$18,776	$18,131
10/31/24	$16,966	$17,755	$17,280
11/30/24	$16,941	$17,655	$17,147
12/31/24	$16,539	$17,253	$16,840
1/31/25	$17,242	$18,160	$17,699
2/28/25	$17,794	$18,512	$18,359
3/31/25	$17,958	$18,437	$18,787
4/30/25	$18,595	$19,282	$19,549
5/31/25	$19,282	$20,164	$20,334
6/30/25	$19,826	$20,608	$20,687
7/31/25	$19,774	$20,319	$20,740
8/31/25	$20,867	$21,185	$21,928
9/30/25	$20,946	$21,591	$22,216
10/31/25	$21,105	$21,845	$22,385
11/30/25	$22,113	$21,980	$22,994
12/31/25	$23,038	$22,640	$23,955
1/31/26	$24,733	$23,821	$25,320
2/28/26	$26,725	$24,923	$26,821
3/31/26	$24,958	$22,359	$24,433

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	38.98%	10.61%	10.00%
Class A (including sales charge)	33.85%	9.75%	9.58%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$161,570
# of Portfolio Holdings	1,126
Portfolio Turnover Rate	946%
Total Net Advisory Fees Paid During the Reporting Period	$840
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.7%
Asset-Backed Securities	16.6%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	8.6%
Exchange-Traded Funds	3.4%
Corporate Bonds & Notes	2.4%
U.S. Treasury Obligations	1.4%
Short-Term Instruments	19.4%
Affiliated Investments	15.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(77.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTSOX

PIMCO RAE PLUS International Fund

Annual Shareholder Report |

March 31, 2026

PIMS8002TSRAR_033126

Institutional Class: PTSIX

PIMCO RAE PLUS International Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.06%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s RAE International Model Portfolio exposure contributed to returns versus the MSCI EAFE Value Index (“Index”).

  Selection in the energy sector contributed to relative returns, as the Fund’s holdings outperformed the Index. Overweight exposure to the sector in March 2026 contributed to relative returns, as the sector outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy had little impact on performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	MSCI EAFE Index	MSCI EAFE Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,060,160	$1,028,951	$1,039,431
5/31/16	$1,037,433	$1,019,604	$1,022,904
6/30/16	$998,786	$985,378	$972,126
7/31/16	$1,049,800	$1,035,318	$1,023,211
8/31/16	$1,057,854	$1,036,053	$1,039,772
9/30/16	$1,078,249	$1,048,780	$1,049,824
10/31/16	$1,090,364	$1,027,328	$1,052,274
11/30/16	$1,084,980	$1,006,867	$1,045,779
12/31/16	$1,137,387	$1,041,297	$1,093,652
1/31/17	$1,180,562	$1,071,502	$1,120,581
2/28/17	$1,190,006	$1,086,824	$1,128,243
3/31/17	$1,223,649	$1,116,743	$1,159,798
4/30/17	$1,243,953	$1,145,159	$1,184,131
5/31/17	$1,279,146	$1,187,190	$1,211,554
6/30/17	$1,292,673	$1,185,091	$1,215,214
7/31/17	$1,347,681	$1,219,275	$1,255,862
8/31/17	$1,353,181	$1,218,816	$1,248,027
9/30/17	$1,401,322	$1,249,141	$1,286,518
10/31/17	$1,420,804	$1,268,109	$1,296,481
11/30/17	$1,433,329	$1,281,410	$1,308,102
12/31/17	$1,460,212	$1,301,978	$1,328,154
1/31/18	$1,539,063	$1,367,285	$1,399,867
2/28/18	$1,468,973	$1,305,571	$1,333,346
3/31/18	$1,430,981	$1,282,040	$1,301,221
4/30/18	$1,480,018	$1,311,312	$1,341,307
5/31/18	$1,425,037	$1,281,837	$1,283,175
6/30/18	$1,399,259	$1,266,176	$1,266,903
7/31/18	$1,447,509	$1,297,344	$1,303,272
8/31/18	$1,394,590	$1,272,289	$1,255,867
9/30/18	$1,419,810	$1,283,331	$1,281,831
10/31/18	$1,315,558	$1,181,188	$1,196,722
11/30/18	$1,305,629	$1,179,699	$1,190,063
12/31/18	$1,222,927	$1,122,432	$1,131,878
1/31/19	$1,317,714	$1,196,198	$1,207,634
2/28/19	$1,336,299	$1,226,691	$1,227,717
3/31/19	$1,329,314	$1,234,426	$1,221,475
4/30/19	$1,361,187	$1,269,133	$1,249,934
5/31/19	$1,280,566	$1,208,181	$1,177,581
6/30/19	$1,351,929	$1,279,857	$1,240,320
7/31/19	$1,329,335	$1,263,607	$1,212,426
8/31/19	$1,276,613	$1,230,872	$1,162,620
9/30/19	$1,331,787	$1,266,144	$1,218,723
10/31/19	$1,384,755	$1,311,636	$1,262,692
11/30/19	$1,396,106	$1,326,422	$1,267,688
12/31/19	$1,446,539	$1,369,530	$1,313,981
1/31/20	$1,402,237	$1,340,924	$1,266,467
2/29/20	$1,267,407	$1,219,707	$1,146,615
3/31/20	$982,337	$1,056,915	$943,465
4/30/20	$1,049,752	$1,125,195	$993,962
5/31/20	$1,094,053	$1,174,191	$1,024,197
6/30/20	$1,142,034	$1,214,172	$1,060,715
7/31/20	$1,151,948	$1,242,473	$1,062,774
8/31/20	$1,233,238	$1,306,349	$1,124,989
9/30/20	$1,185,902	$1,272,406	$1,073,331
10/31/20	$1,155,338	$1,221,600	$1,030,109
11/30/20	$1,369,289	$1,410,965	$1,225,185
12/31/20	$1,455,106	$1,476,569	$1,279,457
1/31/21	$1,473,922	$1,460,838	$1,269,481
2/28/21	$1,549,186	$1,493,603	$1,329,957
3/31/21	$1,593,416	$1,527,946	$1,374,712
4/30/21	$1,630,526	$1,573,921	$1,400,960
5/31/21	$1,707,066	$1,625,248	$1,449,478
6/30/21	$1,662,954	$1,606,958	$1,416,087
7/31/21	$1,650,939	$1,619,057	$1,412,629
8/31/21	$1,653,342	$1,647,617	$1,428,629
9/30/21	$1,623,460	$1,599,801	$1,402,406
10/31/21	$1,608,311	$1,639,149	$1,424,771
11/30/21	$1,504,793	$1,562,857	$1,339,050
12/31/21	$1,604,594	$1,642,881	$1,418,807
1/31/22	$1,604,594	$1,563,490	$1,433,593
2/28/22	$1,590,996	$1,535,846	$1,414,108
3/31/22	$1,583,627	$1,545,717	$1,423,542
4/30/22	$1,490,898	$1,445,717	$1,351,522
5/31/22	$1,530,018	$1,456,556	$1,384,793
6/30/22	$1,365,239	$1,321,405	$1,246,909
7/31/22	$1,407,493	$1,387,251	$1,272,878
8/31/22	$1,356,497	$1,321,364	$1,229,929
9/30/22	$1,210,438	$1,197,754	$1,119,662
10/31/22	$1,282,157	$1,262,163	$1,191,880
11/30/22	$1,415,349	$1,404,328	$1,322,882
12/31/22	$1,425,741	$1,405,456	$1,339,594
1/31/23	$1,536,985	$1,519,266	$1,442,997
2/28/23	$1,514,283	$1,487,564	$1,422,777
3/31/23	$1,518,891	$1,524,432	$1,419,094
4/30/23	$1,562,288	$1,567,471	$1,464,823
5/31/23	$1,475,494	$1,501,139	$1,385,940
6/30/23	$1,568,184	$1,569,455	$1,463,858
7/31/23	$1,650,841	$1,620,237	$1,530,423
8/31/23	$1,604,920	$1,558,162	$1,485,049
9/30/23	$1,573,758	$1,504,939	$1,472,448
10/31/23	$1,496,590	$1,443,926	$1,407,686
11/30/23	$1,629,880	$1,577,948	$1,519,239
12/31/23	$1,708,123	$1,661,783	$1,593,453
1/31/24	$1,703,372	$1,671,346	$1,592,383
2/29/24	$1,705,748	$1,701,939	$1,595,277
3/31/24	$1,767,914	$1,757,915	$1,664,852
4/30/24	$1,743,696	$1,712,897	$1,647,827
5/31/24	$1,830,881	$1,779,246	$1,712,753
6/30/24	$1,756,261	$1,750,522	$1,665,072
7/31/24	$1,850,657	$1,801,877	$1,743,126
8/31/24	$1,887,919	$1,860,467	$1,787,749
9/30/24	$1,940,043	$1,877,647	$1,813,120
10/31/24	$1,818,156	$1,775,539	$1,727,960
11/30/24	$1,815,616	$1,765,466	$1,714,650
12/31/24	$1,773,023	$1,725,315	$1,684,021
1/31/25	$1,850,111	$1,815,983	$1,769,934
2/28/25	$1,909,212	$1,851,201	$1,835,937
3/31/25	$1,927,229	$1,843,733	$1,878,742
4/30/25	$1,997,642	$1,928,186	$1,954,935
5/31/25	$2,070,663	$2,016,406	$2,033,404
6/30/25	$2,130,281	$2,060,835	$2,068,733
7/31/25	$2,124,955	$2,031,907	$2,074,048
8/31/25	$2,242,120	$2,118,532	$2,192,759
9/30/25	$2,251,878	$2,159,078	$2,221,602
10/31/25	$2,270,869	$2,184,477	$2,238,488
11/30/25	$2,379,394	$2,198,040	$2,299,366
12/31/25	$2,478,721	$2,263,979	$2,395,496
1/31/26	$2,660,494	$2,382,123	$2,531,995
2/28/26	$2,878,071	$2,492,337	$2,682,063
3/31/26	$2,688,126	$2,235,877	$2,443,333

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	39.48%	11.03%	10.39%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$161,570
# of Portfolio Holdings	1,126
Portfolio Turnover Rate	946%
Total Net Advisory Fees Paid During the Reporting Period	$840
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.7%
Asset-Backed Securities	16.6%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	8.6%
Exchange-Traded Funds	3.4%
Corporate Bonds & Notes	2.4%
U.S. Treasury Obligations	1.4%
Short-Term Instruments	19.4%
Affiliated Investments	15.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(77.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSIX

PIMCO RAE PLUS International Fund

Annual Shareholder Report |

March 31, 2026

PIMS2013TSRAR_033126

I-2: PTIPX

PIMCO RAE PLUS International Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$139	1.16%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s RAE International Model Portfolio exposure contributed to returns versus the MSCI EAFE Value Index (“Index”).

  Selection in the energy sector contributed to relative returns, as the Fund’s holdings outperformed the Index. Overweight exposure to the sector in March 2026 contributed to relative returns, as the sector outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy had little impact on performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	MSCI EAFE Index	MSCI EAFE Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,061,580	$1,028,951	$1,039,431
5/31/16	$1,038,822	$1,019,604	$1,022,904
6/30/16	$998,786	$985,378	$972,126
7/31/16	$1,049,868	$1,035,318	$1,023,211
8/31/16	$1,057,934	$1,036,053	$1,039,772
9/30/16	$1,078,019	$1,048,780	$1,049,824
10/31/16	$1,090,146	$1,027,328	$1,052,274
11/30/16	$1,084,756	$1,006,867	$1,045,779
12/31/16	$1,136,918	$1,041,297	$1,093,652
1/31/17	$1,180,126	$1,071,502	$1,120,581
2/28/17	$1,189,578	$1,086,824	$1,128,243
3/31/17	$1,223,030	$1,116,743	$1,159,798
4/30/17	$1,243,347	$1,145,159	$1,184,131
5/31/17	$1,278,561	$1,187,190	$1,211,554
6/30/17	$1,291,822	$1,185,091	$1,215,214
7/31/17	$1,346,852	$1,219,275	$1,255,862
8/31/17	$1,352,355	$1,218,816	$1,248,027
9/30/17	$1,400,187	$1,249,141	$1,286,518
10/31/17	$1,419,673	$1,268,109	$1,296,481
11/30/17	$1,430,808	$1,281,410	$1,308,102
12/31/17	$1,458,790	$1,301,978	$1,328,154
1/31/18	$1,536,184	$1,367,285	$1,399,867
2/28/18	$1,467,552	$1,305,571	$1,333,346
3/31/18	$1,429,475	$1,282,040	$1,301,221
4/30/18	$1,477,026	$1,311,312	$1,341,307
5/31/18	$1,423,532	$1,281,837	$1,283,175
6/30/18	$1,397,810	$1,266,176	$1,266,903
7/31/18	$1,444,507	$1,297,344	$1,303,272
8/31/18	$1,393,140	$1,272,289	$1,255,867
9/30/18	$1,418,355	$1,283,331	$1,281,831
10/31/18	$1,312,434	$1,181,188	$1,196,722
11/30/18	$1,302,504	$1,179,699	$1,190,063
12/31/18	$1,220,657	$1,122,432	$1,131,878
1/31/19	$1,313,553	$1,196,198	$1,207,634
2/28/19	$1,333,990	$1,226,691	$1,227,717
3/31/19	$1,326,793	$1,234,426	$1,221,475
4/30/19	$1,358,651	$1,269,133	$1,249,934
5/31/19	$1,276,195	$1,208,181	$1,177,581
6/30/19	$1,349,066	$1,279,857	$1,240,320
7/31/19	$1,324,606	$1,263,607	$1,212,426
8/31/19	$1,271,923	$1,230,872	$1,162,620
9/30/19	$1,328,393	$1,266,144	$1,218,723
10/31/19	$1,381,302	$1,311,636	$1,262,692
11/30/19	$1,390,750	$1,326,422	$1,267,688
12/31/19	$1,442,718	$1,369,530	$1,313,981
1/31/20	$1,396,551	$1,340,924	$1,266,467
2/29/20	$1,261,897	$1,219,707	$1,146,615
3/31/20	$977,201	$1,056,915	$943,465
4/30/20	$1,044,528	$1,125,195	$993,962
5/31/20	$1,088,771	$1,174,191	$1,024,197
6/30/20	$1,134,488	$1,214,172	$1,060,715
7/31/20	$1,146,367	$1,242,473	$1,062,774
8/31/20	$1,225,563	$1,306,349	$1,124,989
9/30/20	$1,178,143	$1,272,406	$1,073,331
10/31/20	$1,145,586	$1,221,600	$1,030,109
11/30/20	$1,361,274	$1,410,965	$1,225,185
12/31/20	$1,444,745	$1,476,569	$1,279,457
1/31/21	$1,463,535	$1,460,838	$1,269,481
2/28/21	$1,538,695	$1,493,603	$1,329,957
3/31/21	$1,580,354	$1,527,946	$1,374,712
4/30/21	$1,617,430	$1,573,921	$1,400,960
5/31/21	$1,693,898	$1,625,248	$1,449,478
6/30/21	$1,649,628	$1,606,958	$1,416,087
7/31/21	$1,637,622	$1,619,057	$1,412,629
8/31/21	$1,640,024	$1,647,617	$1,428,629
9/30/21	$1,610,473	$1,599,801	$1,402,406
10/31/21	$1,595,327	$1,639,149	$1,424,771
11/30/21	$1,491,833	$1,562,857	$1,339,050
12/31/21	$1,593,653	$1,642,881	$1,418,807
1/31/22	$1,593,653	$1,563,490	$1,433,593
2/28/22	$1,579,855	$1,535,846	$1,414,108
3/31/22	$1,570,578	$1,545,717	$1,423,542
4/30/22	$1,479,317	$1,445,717	$1,351,522
5/31/22	$1,517,588	$1,456,556	$1,384,793
6/30/22	$1,354,354	$1,321,405	$1,246,909
7/31/22	$1,395,799	$1,387,251	$1,272,878
8/31/22	$1,345,473	$1,321,364	$1,229,929
9/30/22	$1,201,325	$1,197,754	$1,119,662
10/31/22	$1,271,205	$1,262,163	$1,191,880
11/30/22	$1,402,042	$1,404,328	$1,322,882
12/31/22	$1,411,656	$1,405,456	$1,339,594
1/31/23	$1,523,841	$1,519,266	$1,442,997
2/28/23	$1,500,469	$1,487,564	$1,422,777
3/31/23	$1,507,086	$1,524,432	$1,419,094
4/30/23	$1,547,055	$1,567,471	$1,464,823
5/31/23	$1,462,414	$1,501,139	$1,385,940
6/30/23	$1,555,206	$1,569,455	$1,463,858
7/31/23	$1,635,566	$1,620,237	$1,530,423
8/31/23	$1,590,659	$1,558,162	$1,485,049
9/30/23	$1,558,267	$1,504,939	$1,472,448
10/31/23	$1,483,605	$1,443,926	$1,407,686
11/30/23	$1,613,661	$1,577,948	$1,519,239
12/31/23	$1,691,465	$1,661,783	$1,593,453
1/31/24	$1,686,569	$1,671,346	$1,592,383
2/29/24	$1,689,017	$1,701,939	$1,595,277
3/31/24	$1,750,267	$1,757,915	$1,664,852
4/30/24	$1,725,299	$1,712,897	$1,647,827
5/31/24	$1,812,687	$1,779,246	$1,712,753
6/30/24	$1,740,421	$1,750,522	$1,665,072
7/31/24	$1,830,134	$1,801,877	$1,743,126
8/31/24	$1,868,582	$1,860,467	$1,787,749
9/30/24	$1,919,385	$1,877,647	$1,813,120
10/31/24	$1,798,768	$1,775,539	$1,727,960
11/30/24	$1,796,146	$1,765,466	$1,714,650
12/31/24	$1,754,393	$1,725,315	$1,684,021
1/31/25	$1,828,709	$1,815,983	$1,769,934
2/28/25	$1,887,100	$1,851,201	$1,835,937
3/31/25	$1,907,958	$1,843,733	$1,878,742
4/30/25	$1,975,329	$1,928,186	$1,954,935
5/31/25	$2,045,396	$2,016,406	$2,033,404
6/30/25	$2,106,610	$2,060,835	$2,068,733
7/31/25	$2,101,103	$2,031,907	$2,074,048
8/31/25	$2,216,760	$2,118,532	$2,192,759
9/30/25	$2,226,666	$2,159,078	$2,221,602
10/31/25	$2,246,321	$2,184,477	$2,238,488
11/30/25	$2,350,214	$2,198,040	$2,299,366
12/31/25	$2,450,396	$2,263,979	$2,395,496
1/31/26	$2,630,111	$2,382,123	$2,531,995
2/28/26	$2,844,057	$2,492,337	$2,682,063
3/31/26	$2,658,289	$2,235,877	$2,443,333

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	39.33%	10.96%	10.27%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$161,570
# of Portfolio Holdings	1,126
Portfolio Turnover Rate	946%
Total Net Advisory Fees Paid During the Reporting Period	$840
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.7%
Asset-Backed Securities	16.6%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	8.6%
Exchange-Traded Funds	3.4%
Corporate Bonds & Notes	2.4%
U.S. Treasury Obligations	1.4%
Short-Term Instruments	19.4%
Affiliated Investments	15.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(77.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTIPX

PIMCO RAE PLUS International Fund

Annual Shareholder Report |

March 31, 2026

PIMS2015TSRAR_033126

Class A: PCFAX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.30%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio detracted from returns versus the Russell 2000 Value Index (“Index”).

  Underweight exposure to, and selection in, the financials sector contributed to relative returns, as the sector underperformed the Index and as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/16	$9,627	$10,000	$10,000	$10,000
4/30/16	$9,879	$10,039	$10,212	$10,157
5/31/16	$9,901	$10,219	$10,399	$10,386
6/30/16	$10,066	$10,246	$10,431	$10,379
7/31/16	$10,703	$10,623	$10,993	$10,999
8/31/16	$10,867	$10,638	$11,267	$11,193
9/30/16	$11,021	$10,640	$11,355	$11,318
10/31/16	$10,724	$10,446	$10,982	$10,780
11/30/16	$12,042	$10,833	$12,440	$11,982
12/31/16	$12,569	$11,047	$12,953	$12,318
1/31/17	$12,569	$11,257	$12,861	$12,366
2/28/17	$12,689	$11,704	$13,047	$12,605
3/31/17	$12,681	$11,717	$12,936	$12,621
4/30/17	$12,868	$11,838	$12,987	$12,760
5/31/17	$12,483	$12,004	$12,583	$12,500
6/30/17	$12,818	$12,079	$13,023	$12,932
7/31/17	$12,918	$12,327	$13,106	$13,029
8/31/17	$12,651	$12,365	$12,783	$12,863
9/30/17	$13,612	$12,620	$13,688	$13,666
10/31/17	$13,735	$12,915	$13,706	$13,782
11/30/17	$14,208	$13,311	$14,103	$14,179
12/31/17	$14,141	$13,459	$13,969	$14,122
1/31/18	$14,345	$14,229	$14,141	$14,491
2/28/18	$13,649	$13,705	$13,434	$13,930
3/31/18	$13,937	$13,357	$13,600	$14,110
4/30/18	$14,130	$13,408	$13,835	$14,232
5/31/18	$14,917	$13,731	$14,640	$15,096
6/30/18	$15,173	$13,815	$14,729	$15,204
7/31/18	$15,478	$14,329	$14,989	$15,469
8/31/18	$15,857	$14,796	$15,346	$16,136
9/30/18	$15,490	$14,881	$14,965	$15,748
10/31/18	$14,061	$13,864	$13,626	$14,037
11/30/18	$14,172	$14,146	$13,845	$14,261
12/31/18	$12,372	$12,869	$12,172	$12,567
1/31/19	$13,760	$13,900	$13,503	$13,980
2/28/19	$14,281	$14,346	$14,028	$14,707
3/31/19	$13,839	$14,625	$13,623	$14,399
4/30/19	$14,336	$15,217	$14,139	$14,888
5/31/19	$12,980	$14,250	$12,984	$13,731
6/30/19	$13,937	$15,255	$13,811	$14,701
7/31/19	$14,099	$15,474	$13,833	$14,786
8/31/19	$13,223	$15,229	$13,061	$14,056
9/30/19	$13,867	$15,514	$13,732	$14,348
10/31/19	$14,191	$15,850	$14,064	$14,726
11/30/19	$14,529	$16,425	$14,393	$15,332
12/31/19	$14,991	$16,921	$14,897	$15,774
1/31/20	$14,403	$16,914	$14,094	$15,268
2/29/20	$12,818	$15,522	$12,724	$13,983
3/31/20	$8,951	$13,605	$9,585	$10,945
4/30/20	$10,345	$15,349	$10,767	$12,448
5/31/20	$11,001	$16,080	$11,076	$13,258
6/30/20	$11,462	$16,399	$11,397	$13,727
7/31/20	$11,966	$17,324	$11,632	$14,107
8/31/20	$12,716	$18,569	$12,259	$14,902
9/30/20	$12,026	$17,864	$11,688	$14,404
10/31/20	$12,283	$17,389	$12,106	$14,706
11/30/20	$15,040	$19,292	$14,444	$17,416
12/31/20	$16,462	$20,034	$15,588	$18,923
1/31/21	$17,923	$19,832	$16,408	$19,875
2/28/21	$19,767	$20,378	$17,950	$21,114
3/31/21	$20,595	$21,271	$18,888	$21,326
4/30/21	$20,940	$22,406	$19,270	$21,774
5/31/21	$22,469	$22,563	$19,869	$21,819
6/30/21	$23,384	$23,089	$19,749	$22,241
7/31/21	$21,655	$23,638	$19,042	$21,438
8/31/21	$22,108	$24,357	$19,552	$21,918
9/30/21	$22,301	$23,224	$19,160	$21,272
10/31/21	$23,111	$24,851	$19,891	$22,176
11/30/21	$21,861	$24,679	$19,212	$21,252
12/31/21	$22,604	$25,785	$19,995	$21,727
1/31/22	$22,215	$24,450	$18,829	$19,635
2/28/22	$22,883	$23,718	$19,141	$19,845
3/31/22	$23,358	$24,599	$19,516	$20,092
4/30/22	$21,916	$22,454	$18,001	$18,101
5/31/22	$22,096	$22,495	$18,346	$18,128
6/30/22	$18,887	$20,638	$16,534	$16,637
7/31/22	$20,776	$22,541	$18,135	$18,374
8/31/22	$20,304	$21,622	$17,561	$17,998
9/30/22	$17,631	$19,631	$15,772	$16,273
10/31/22	$20,559	$21,220	$17,757	$18,065
11/30/22	$21,391	$22,406	$18,300	$18,487
12/31/22	$19,716	$21,115	$17,099	$17,287
1/31/23	$21,620	$22,442	$18,731	$18,972
2/28/23	$20,512	$21,894	$18,299	$18,651
3/31/23	$19,450	$22,698	$16,987	$17,760
4/30/23	$18,795	$23,052	$16,563	$17,441
5/31/23	$18,217	$23,152	$16,237	$17,280
6/30/23	$20,215	$24,682	$17,527	$18,685
7/31/23	$21,652	$25,475	$18,850	$19,827
8/31/23	$21,043	$25,069	$17,943	$18,835
9/30/23	$20,637	$23,874	$17,009	$17,726
10/31/23	$19,529	$23,372	$15,994	$16,518
11/30/23	$20,965	$25,507	$17,434	$18,013
12/31/23	$23,191	$26,665	$19,604	$20,213
1/31/24	$23,095	$27,114	$18,713	$19,427
2/29/24	$24,432	$28,561	$19,325	$20,526
3/31/24	$25,806	$29,480	$20,172	$21,260
4/30/24	$24,350	$28,276	$18,887	$19,764
5/31/24	$25,692	$29,678	$19,770	$20,756
6/30/24	$25,207	$30,743	$19,437	$20,564
7/31/24	$27,363	$31,117	$21,806	$22,653
8/31/24	$27,012	$31,872	$21,397	$22,315
9/30/24	$27,628	$32,553	$21,410	$22,471
10/31/24	$27,287	$32,258	$21,075	$22,146
11/30/24	$30,455	$34,151	$23,108	$24,575
12/31/24	$28,420	$33,337	$21,183	$22,546
1/31/25	$29,581	$34,265	$21,618	$23,137
2/28/25	$27,640	$33,818	$20,790	$21,899
3/31/25	$26,484	$31,913	$19,543	$20,408
4/30/25	$25,264	$31,696	$18,758	$19,937
5/31/25	$26,289	$33,692	$19,546	$21,002
6/30/25	$27,211	$35,405	$20,513	$22,143
7/31/25	$27,355	$36,199	$20,875	$22,527
8/31/25	$29,636	$36,933	$22,643	$24,137
9/30/25	$29,843	$38,281	$23,099	$24,888
10/31/25	$29,716	$39,178	$23,157	$25,338
11/30/25	$30,876	$39,274	$23,807	$25,581
12/31/25	$31,147	$39,298	$23,851	$25,433
1/31/26	$32,153	$39,868	$25,487	$26,794
2/28/26	$32,921	$39,565	$25,978	$27,009
3/31/26	$31,185	$37,594	$25,033	$25,658

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	17.75%	8.65%	12.47%
Class A (including sales charge)	13.36%	7.82%	12.05%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Value Index	28.09%	5.80%	9.61%
Russell 2000® Index	25.72%	3.77%	9.88%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$203,484
# of Portfolio Holdings	1,321
Portfolio Turnover Rate	933%
Total Net Advisory Fees Paid During the Reporting Period	$1,146
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	105.5%
Asset-Backed Securities	17.4%
Sovereign Issues	11.9%
Non-Agency Mortgage-Backed Securities	7.6%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	3.0%
Corporate Bonds & Notes	2.5%
Short-Term Instruments	17.9%
Affiliated Investments	15.4%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(87.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCFAX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report |

March 31, 2026

PIMS8001TSRAR_033126

Class C: PCFEX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio detracted from returns versus the Russell 2000 Value Index (“Index”).

  Underweight exposure to, and selection in, the financials sector contributed to relative returns, as the sector underperformed the Index and as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,253	$10,039	$10,212	$10,157
5/31/16	$10,276	$10,219	$10,399	$10,386
6/30/16	$10,438	$10,246	$10,431	$10,379
7/31/16	$11,083	$10,623	$10,993	$10,999
8/31/16	$11,256	$10,638	$11,267	$11,193
9/30/16	$11,406	$10,640	$11,355	$11,318
10/31/16	$11,094	$10,446	$10,982	$10,780
11/30/16	$12,442	$10,833	$12,440	$11,982
12/31/16	$12,984	$11,047	$12,953	$12,318
1/31/17	$12,972	$11,257	$12,861	$12,366
2/28/17	$13,088	$11,704	$13,047	$12,605
3/31/17	$13,065	$11,717	$12,936	$12,621
4/30/17	$13,260	$11,838	$12,987	$12,760
5/31/17	$12,846	$12,004	$12,583	$12,500
6/30/17	$13,199	$12,079	$13,023	$12,932
7/31/17	$13,280	$12,327	$13,106	$13,029
8/31/17	$13,013	$12,365	$12,783	$12,863
9/30/17	$13,976	$12,620	$13,688	$13,666
10/31/17	$14,094	$12,915	$13,706	$13,782
11/30/17	$14,575	$13,311	$14,103	$14,179
12/31/17	$14,504	$13,459	$13,969	$14,122
1/31/18	$14,691	$14,229	$14,141	$14,491
2/28/18	$13,979	$13,705	$13,434	$13,930
3/31/18	$14,267	$13,357	$13,600	$14,110
4/30/18	$14,456	$13,408	$13,835	$14,232
5/31/18	$15,238	$13,731	$14,640	$15,096
6/30/18	$15,494	$13,815	$14,729	$15,204
7/31/18	$15,799	$14,329	$14,989	$15,469
8/31/18	$16,180	$14,796	$15,346	$16,136
9/30/18	$15,795	$14,881	$14,965	$15,748
10/31/18	$14,325	$13,864	$13,626	$14,037
11/30/18	$14,440	$14,146	$13,845	$14,261
12/31/18	$12,587	$12,869	$12,172	$12,567
1/31/19	$13,986	$13,900	$13,503	$13,980
2/28/19	$14,512	$14,346	$14,028	$14,707
3/31/19	$14,060	$14,625	$13,623	$14,399
4/30/19	$14,546	$15,217	$14,139	$14,888
5/31/19	$13,170	$14,250	$12,984	$13,731
6/30/19	$14,129	$15,255	$13,811	$14,701
7/31/19	$14,282	$15,474	$13,833	$14,786
8/31/19	$13,390	$15,229	$13,061	$14,056
9/30/19	$14,029	$15,514	$13,732	$14,348
10/31/19	$14,350	$15,850	$14,064	$14,726
11/30/19	$14,685	$16,425	$14,393	$15,332
12/31/19	$15,133	$16,921	$14,897	$15,774
1/31/20	$14,541	$16,914	$14,094	$15,268
2/29/20	$12,921	$15,522	$12,724	$13,983
3/31/20	$9,018	$13,605	$9,585	$10,945
4/30/20	$10,413	$15,349	$10,767	$12,448
5/31/20	$11,075	$16,080	$11,076	$13,258
6/30/20	$11,535	$16,399	$11,397	$13,727
7/31/20	$12,041	$17,324	$11,632	$14,107
8/31/20	$12,784	$18,569	$12,259	$14,902
9/30/20	$12,079	$17,864	$11,688	$14,404
10/31/20	$12,329	$17,389	$12,106	$14,706
11/30/20	$15,091	$19,292	$14,444	$17,416
12/31/20	$16,505	$20,034	$15,588	$18,923
1/31/21	$17,961	$19,832	$16,408	$19,875
2/28/21	$19,795	$20,378	$17,950	$21,114
3/31/21	$20,619	$21,271	$18,888	$21,326
4/30/21	$20,935	$22,406	$19,270	$21,774
5/31/21	$22,459	$22,563	$19,869	$21,819
6/30/21	$23,358	$23,089	$19,749	$22,241
7/31/21	$21,609	$23,638	$19,042	$21,438
8/31/21	$22,057	$24,357	$19,552	$21,918
9/30/21	$22,232	$23,224	$19,160	$21,272
10/31/21	$23,026	$24,851	$19,891	$22,176
11/30/21	$21,775	$24,679	$19,212	$21,252
12/31/21	$22,523	$25,785	$19,995	$21,727
1/31/22	$22,092	$24,450	$18,829	$19,635
2/28/22	$22,707	$23,718	$19,141	$19,845
3/31/22	$23,213	$24,599	$19,516	$20,092
4/30/22	$21,775	$22,454	$18,001	$18,101
5/31/22	$21,926	$22,495	$18,346	$18,128
6/30/22	$18,718	$20,638	$16,534	$16,637
7/31/22	$20,585	$22,541	$18,135	$18,374
8/31/22	$20,110	$21,622	$17,561	$17,998
9/30/22	$17,448	$19,631	$15,772	$16,273
10/31/22	$20,333	$21,220	$17,757	$18,065
11/30/22	$21,158	$22,406	$18,300	$18,487
12/31/22	$19,485	$21,115	$17,099	$17,287
1/31/23	$21,346	$22,442	$18,731	$18,972
2/28/23	$20,233	$21,894	$18,299	$18,651
3/31/23	$19,189	$22,698	$16,987	$17,760
4/30/23	$18,528	$23,052	$16,563	$17,441
5/31/23	$17,954	$23,152	$16,237	$17,280
6/30/23	$19,902	$24,682	$17,527	$18,685
7/31/23	$21,312	$25,475	$18,850	$19,827
8/31/23	$20,685	$25,069	$17,943	$18,835
9/30/23	$20,285	$23,874	$17,009	$17,726
10/31/23	$19,172	$23,372	$15,994	$16,518
11/30/23	$20,581	$25,507	$17,434	$18,013
12/31/23	$22,734	$26,665	$19,604	$20,213
1/31/24	$22,628	$27,114	$18,713	$19,427
2/29/24	$23,938	$28,561	$19,325	$20,526
3/31/24	$25,253	$29,480	$20,172	$21,260
4/30/24	$23,830	$28,276	$18,887	$19,764
5/31/24	$25,107	$29,678	$19,770	$20,756
6/30/24	$24,621	$30,743	$19,437	$20,564
7/31/24	$26,730	$31,117	$21,806	$22,653
8/31/24	$26,356	$31,872	$21,397	$22,315
9/30/24	$26,943	$32,553	$21,410	$22,471
10/31/24	$26,601	$32,258	$21,075	$22,146
11/30/24	$29,666	$34,151	$23,108	$24,575
12/31/24	$27,665	$33,337	$21,183	$22,546
1/31/25	$28,770	$34,265	$21,618	$23,137
2/28/25	$26,889	$33,818	$20,790	$21,899
3/31/25	$25,728	$31,913	$19,543	$20,408
4/30/25	$24,539	$31,696	$18,758	$19,937
5/31/25	$25,510	$33,692	$19,546	$21,002
6/30/25	$26,390	$35,405	$20,513	$22,143
7/31/25	$26,511	$36,199	$20,875	$22,527
8/31/25	$28,706	$36,933	$22,643	$24,137
9/30/25	$28,893	$38,281	$23,099	$24,888
10/31/25	$28,751	$39,178	$23,157	$25,338
11/30/25	$29,848	$39,274	$23,807	$25,581
12/31/25	$30,096	$39,298	$23,851	$25,433
1/31/26	$31,039	$39,868	$25,487	$26,794
2/28/26	$31,777	$39,565	$25,978	$27,009
3/31/26	$30,069	$37,594	$25,033	$25,658

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	16.87%	7.84%	11.64%
Class C (including sales charge)	15.87%	7.84%	11.64%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Value Index	28.09%	5.80%	9.61%
Russell 2000® Index	25.72%	3.77%	9.88%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$203,484
# of Portfolio Holdings	1,321
Portfolio Turnover Rate	933%
Total Net Advisory Fees Paid During the Reporting Period	$1,146
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	105.5%
Asset-Backed Securities	17.4%
Sovereign Issues	11.9%
Non-Agency Mortgage-Backed Securities	7.6%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	3.0%
Corporate Bonds & Notes	2.5%
Short-Term Instruments	17.9%
Affiliated Investments	15.4%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(87.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCFEX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report |

March 31, 2026

PIMS8201TSRAR_033126

Institutional Class: PCFIX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.95%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio detracted from returns versus the Russell 2000 Value Index (“Index”).

  Underweight exposure to, and selection in, the financials sector contributed to relative returns, as the sector underperformed the Index and as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,026,077	$1,003,877	$1,021,180	$1,015,690
5/31/16	$1,029,478	$1,021,904	$1,039,898	$1,038,563
6/30/16	$1,046,485	$1,024,552	$1,043,060	$1,037,909
7/31/16	$1,112,245	$1,062,326	$1,099,333	$1,099,883
8/31/16	$1,130,385	$1,063,818	$1,126,651	$1,119,329
9/30/16	$1,146,259	$1,064,019	$1,135,529	$1,131,798
10/31/16	$1,115,646	$1,044,610	$1,098,204	$1,077,992
11/30/16	$1,252,834	$1,083,297	$1,243,969	$1,198,199
12/31/16	$1,309,524	$1,104,710	$1,295,332	$1,231,773
1/31/17	$1,308,390	$1,125,662	$1,286,084	$1,236,626
2/28/17	$1,321,995	$1,170,357	$1,304,693	$1,260,493
3/31/17	$1,321,468	$1,171,723	$1,293,643	$1,262,144
4/30/17	$1,340,834	$1,183,756	$1,298,739	$1,275,990
5/31/17	$1,300,962	$1,200,415	$1,258,297	$1,250,036
6/30/17	$1,337,562	$1,207,907	$1,302,312	$1,293,250
7/31/17	$1,347,940	$1,232,745	$1,310,556	$1,302,859
8/31/17	$1,321,419	$1,236,519	$1,278,342	$1,286,286
9/30/17	$1,420,908	$1,262,026	$1,368,849	$1,366,563
10/31/17	$1,433,741	$1,291,476	$1,370,642	$1,378,206
11/30/17	$1,485,071	$1,331,085	$1,410,308	$1,417,926
12/31/17	$1,478,312	$1,345,885	$1,396,854	$1,412,198
1/31/18	$1,499,448	$1,422,942	$1,414,063	$1,449,099
2/28/18	$1,427,335	$1,370,497	$1,343,360	$1,392,990
3/31/18	$1,458,297	$1,335,668	$1,359,977	$1,411,001
4/30/18	$1,478,394	$1,340,793	$1,383,546	$1,423,206
5/31/18	$1,560,039	$1,373,082	$1,464,027	$1,509,595
6/30/18	$1,588,426	$1,381,533	$1,472,899	$1,520,419
7/31/18	$1,620,118	$1,432,945	$1,498,910	$1,546,919
8/31/18	$1,661,952	$1,479,638	$1,534,614	$1,613,607
9/30/18	$1,623,829	$1,488,060	$1,496,540	$1,574,800
10/31/18	$1,474,232	$1,386,351	$1,362,555	$1,403,745
11/30/18	$1,485,740	$1,414,602	$1,384,519	$1,426,051
12/31/18	$1,296,687	$1,286,877	$1,217,159	$1,256,650
1/31/19	$1,442,304	$1,390,001	$1,350,292	$1,398,023
2/28/19	$1,497,777	$1,434,632	$1,402,777	$1,470,706
3/31/19	$1,452,891	$1,462,509	$1,362,335	$1,439,925
4/30/19	$1,504,531	$1,521,726	$1,413,859	$1,488,839
5/31/19	$1,363,569	$1,425,023	$1,298,375	$1,373,052
6/30/19	$1,464,078	$1,525,453	$1,381,068	$1,470,099
7/31/19	$1,482,309	$1,547,377	$1,383,292	$1,478,567
8/31/19	$1,389,752	$1,522,866	$1,306,090	$1,405,570
9/30/19	$1,458,043	$1,551,360	$1,373,158	$1,434,820
10/31/19	$1,491,853	$1,584,962	$1,406,416	$1,472,613
11/30/19	$1,528,480	$1,642,494	$1,439,340	$1,533,226
12/31/19	$1,575,872	$1,692,068	$1,489,731	$1,577,429
1/31/20	$1,516,029	$1,691,405	$1,409,375	$1,526,841
2/29/20	$1,349,323	$1,552,170	$1,272,426	$1,398,311
3/31/20	$941,819	$1,360,457	$958,493	$1,094,514
4/30/20	$1,088,577	$1,534,859	$1,076,733	$1,244,846
5/31/20	$1,158,394	$1,607,961	$1,107,635	$1,325,848
6/30/20	$1,208,185	$1,639,939	$1,139,701	$1,372,716
7/31/20	$1,262,283	$1,732,407	$1,163,213	$1,410,713
8/31/20	$1,340,424	$1,856,933	$1,225,876	$1,490,193
9/30/20	$1,269,789	$1,786,376	$1,168,836	$1,440,420
10/31/20	$1,296,638	$1,738,869	$1,210,645	$1,470,583
11/30/20	$1,587,236	$1,929,213	$1,444,384	$1,741,641
12/31/20	$1,738,490	$2,003,388	$1,558,794	$1,892,292
1/31/21	$1,892,599	$1,983,162	$1,640,802	$1,987,513
2/28/21	$2,088,266	$2,037,848	$1,794,955	$2,111,394
3/31/21	$2,177,066	$2,127,097	$1,888,760	$2,132,593
4/30/21	$2,212,886	$2,240,617	$1,926,969	$2,177,377
5/31/21	$2,376,067	$2,256,266	$1,986,937	$2,181,862
6/30/21	$2,471,832	$2,308,938	$1,974,896	$2,224,125
7/31/21	$2,292,063	$2,363,787	$1,904,214	$2,143,812
8/31/21	$2,341,285	$2,435,659	$1,955,209	$2,191,769
9/30/21	$2,360,862	$2,322,377	$1,916,046	$2,127,156
10/31/21	$2,447,410	$2,485,087	$1,989,105	$2,217,645
11/30/21	$2,315,183	$2,467,868	$1,921,157	$2,125,236
12/31/21	$2,396,620	$2,578,469	$1,999,502	$2,172,713
1/31/22	$2,357,239	$2,445,041	$1,882,931	$1,963,546
2/28/22	$2,424,750	$2,371,833	$1,914,094	$1,984,497
3/31/22	$2,477,311	$2,459,898	$1,951,552	$2,009,204
4/30/22	$2,325,978	$2,245,390	$1,800,092	$1,810,072
5/31/22	$2,345,652	$2,249,509	$1,834,636	$1,812,805
6/30/22	$2,003,841	$2,063,826	$1,653,393	$1,663,720
7/31/22	$2,206,373	$2,254,120	$1,813,474	$1,837,413
8/31/22	$2,155,740	$2,162,193	$1,756,132	$1,799,819
9/30/22	$1,874,320	$1,963,058	$1,577,182	$1,627,324
10/31/22	$2,184,895	$2,121,990	$1,775,734	$1,806,477
11/30/22	$2,274,962	$2,240,575	$1,829,982	$1,848,676
12/31/22	$2,097,291	$2,111,486	$1,709,917	$1,728,697
1/31/23	$2,298,681	$2,244,159	$1,873,094	$1,897,193
2/28/23	$2,182,252	$2,189,404	$1,829,901	$1,865,149
3/31/23	$2,070,544	$2,269,786	$1,698,679	$1,776,032
4/30/23	$2,001,316	$2,305,214	$1,656,314	$1,744,099
5/31/23	$1,939,955	$2,315,234	$1,623,734	$1,727,984
6/30/23	$2,153,932	$2,468,213	$1,752,723	$1,868,469
7/31/23	$2,308,121	$2,547,505	$1,884,984	$1,982,726
8/31/23	$2,242,040	$2,506,944	$1,794,316	$1,883,530
9/30/23	$2,201,133	$2,387,418	$1,700,868	$1,772,647
10/31/23	$2,083,131	$2,337,219	$1,599,411	$1,651,752
11/30/23	$2,237,320	$2,550,667	$1,743,374	$1,801,252
12/31/23	$2,475,317	$2,666,546	$1,960,355	$2,021,329
1/31/24	$2,464,072	$2,711,355	$1,871,315	$1,942,720
2/29/24	$2,608,640	$2,856,129	$1,932,526	$2,052,561
3/31/24	$2,755,608	$2,948,024	$2,017,229	$2,126,043
4/30/24	$2,602,152	$2,827,613	$1,888,691	$1,976,412
5/31/24	$2,745,707	$2,967,819	$1,977,025	$2,075,569
6/30/24	$2,693,551	$3,074,311	$1,943,712	$2,056,370
7/31/24	$2,927,700	$3,111,733	$2,180,592	$2,265,297
8/31/24	$2,888,956	$3,187,213	$2,139,663	$2,231,453
9/30/24	$2,956,717	$3,255,283	$2,141,032	$2,247,051
10/31/24	$2,920,680	$3,225,762	$2,107,546	$2,214,604
11/30/24	$3,260,454	$3,415,118	$2,310,840	$2,457,524
12/31/24	$3,044,362	$3,333,707	$2,118,278	$2,254,557
1/31/25	$3,168,301	$3,426,543	$2,161,787	$2,313,671
2/28/25	$2,962,318	$3,381,833	$2,079,034	$2,189,913
3/31/25	$2,837,493	$3,191,285	$1,954,271	$2,040,845
4/30/25	$2,707,545	$3,169,646	$1,875,788	$1,993,702
5/31/25	$2,819,692	$3,369,158	$1,954,590	$2,100,166
6/30/25	$2,917,796	$3,540,489	$2,051,303	$2,214,310
7/31/25	$2,935,874	$3,619,947	$2,087,529	$2,252,728
8/31/25	$3,181,736	$3,693,330	$2,264,342	$2,413,685
9/30/25	$3,205,017	$3,828,137	$2,309,856	$2,488,775
10/31/25	$3,192,248	$3,917,767	$2,315,653	$2,533,797
11/30/25	$3,316,290	$3,927,370	$2,380,723	$2,558,147
12/31/25	$3,346,459	$3,929,774	$2,385,080	$2,543,310
1/31/26	$3,456,964	$3,986,756	$2,548,673	$2,679,402
2/28/26	$3,539,842	$3,956,458	$2,597,760	$2,700,944
3/31/26	$3,352,720	$3,759,445	$2,503,280	$2,565,843

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	18.16%	9.02%	12.86%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Value Index	28.09%	5.80%	9.61%
Russell 2000® Index	25.72%	3.77%	9.88%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$203,484
# of Portfolio Holdings	1,321
Portfolio Turnover Rate	933%
Total Net Advisory Fees Paid During the Reporting Period	$1,146
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	105.5%
Asset-Backed Securities	17.4%
Sovereign Issues	11.9%
Non-Agency Mortgage-Backed Securities	7.6%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	3.0%
Corporate Bonds & Notes	2.5%
Short-Term Instruments	17.9%
Affiliated Investments	15.4%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(87.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCFIX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report |

March 31, 2026

PIMS2010TSRAR_033126

I-2: PCCPX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$114	1.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio detracted from returns versus the Russell 2000 Value Index (“Index”).

  Underweight exposure to, and selection in, the financials sector contributed to relative returns, as the sector underperformed the Index and as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,026,107	$1,003,877	$1,021,180	$1,015,690
5/31/16	$1,029,512	$1,021,904	$1,039,898	$1,038,563
6/30/16	$1,046,538	$1,024,552	$1,043,060	$1,037,909
7/31/16	$1,112,372	$1,062,326	$1,099,333	$1,099,883
8/31/16	$1,130,533	$1,063,818	$1,126,651	$1,119,329
9/30/16	$1,146,425	$1,064,019	$1,135,529	$1,131,798
10/31/16	$1,115,778	$1,044,610	$1,098,204	$1,077,992
11/30/16	$1,253,121	$1,083,297	$1,243,969	$1,198,199
12/31/16	$1,307,605	$1,104,710	$1,295,332	$1,231,773
1/31/17	$1,307,605	$1,125,662	$1,286,084	$1,236,626
2/28/17	$1,321,226	$1,170,357	$1,304,693	$1,260,493
3/31/17	$1,320,035	$1,171,723	$1,293,643	$1,262,144
4/30/17	$1,339,431	$1,183,756	$1,298,739	$1,275,990
5/31/17	$1,299,499	$1,200,415	$1,258,297	$1,250,036
6/30/17	$1,335,797	$1,207,907	$1,302,312	$1,293,250
7/31/17	$1,346,188	$1,232,745	$1,310,556	$1,302,859
8/31/17	$1,319,633	$1,236,519	$1,278,342	$1,286,286
9/30/17	$1,418,628	$1,262,026	$1,368,849	$1,366,563
10/31/17	$1,431,471	$1,291,476	$1,370,642	$1,378,206
11/30/17	$1,482,845	$1,331,085	$1,410,308	$1,417,926
12/31/17	$1,475,725	$1,345,885	$1,396,854	$1,412,198
1/31/18	$1,496,878	$1,422,942	$1,414,063	$1,449,099
2/28/18	$1,424,710	$1,370,497	$1,343,360	$1,392,990
3/31/18	$1,455,471	$1,335,668	$1,359,977	$1,411,001
4/30/18	$1,475,581	$1,340,793	$1,383,546	$1,423,206
5/31/18	$1,557,279	$1,373,082	$1,464,027	$1,509,595
6/30/18	$1,584,391	$1,381,533	$1,472,899	$1,520,419
7/31/18	$1,617,372	$1,432,945	$1,498,910	$1,546,919
8/31/18	$1,657,965	$1,479,638	$1,534,614	$1,613,607
9/30/18	$1,619,506	$1,488,060	$1,496,540	$1,574,800
10/31/18	$1,469,836	$1,386,351	$1,362,555	$1,403,745
11/30/18	$1,482,628	$1,414,602	$1,384,519	$1,426,051
12/31/18	$1,294,335	$1,286,877	$1,217,159	$1,256,650
1/31/19	$1,438,613	$1,390,001	$1,350,292	$1,398,023
2/28/19	$1,494,104	$1,434,632	$1,402,777	$1,470,706
3/31/19	$1,448,789	$1,462,509	$1,362,335	$1,439,925
4/30/19	$1,500,432	$1,521,726	$1,413,859	$1,488,839
5/31/19	$1,359,461	$1,425,023	$1,298,375	$1,373,052
6/30/19	$1,459,644	$1,525,453	$1,381,068	$1,470,099
7/31/19	$1,477,872	$1,547,377	$1,383,292	$1,478,567
8/31/19	$1,385,330	$1,522,866	$1,306,090	$1,405,570
9/30/19	$1,453,236	$1,551,360	$1,373,158	$1,434,820
10/31/19	$1,487,032	$1,584,962	$1,406,416	$1,472,613
11/30/19	$1,523,645	$1,642,494	$1,439,340	$1,533,226
12/31/19	$1,570,683	$1,692,068	$1,489,731	$1,577,429
1/31/20	$1,510,874	$1,691,405	$1,409,375	$1,526,841
2/29/20	$1,344,265	$1,552,170	$1,272,426	$1,398,311
3/31/20	$938,423	$1,360,457	$958,493	$1,094,514
4/30/20	$1,085,096	$1,534,859	$1,076,733	$1,244,846
5/31/20	$1,154,872	$1,607,961	$1,107,635	$1,325,848
6/30/20	$1,203,358	$1,639,939	$1,139,701	$1,372,716
7/31/20	$1,257,441	$1,732,407	$1,163,213	$1,410,713
8/31/20	$1,335,562	$1,856,933	$1,225,876	$1,490,193
9/30/20	$1,264,446	$1,786,376	$1,168,836	$1,440,420
10/31/20	$1,291,282	$1,738,869	$1,210,645	$1,470,583
11/30/20	$1,580,163	$1,929,213	$1,444,384	$1,741,641
12/31/20	$1,729,367	$2,003,388	$1,558,794	$1,892,292
1/31/21	$1,885,166	$1,983,162	$1,640,802	$1,987,513
2/28/21	$2,079,049	$2,037,848	$1,794,955	$2,111,394
3/31/21	$2,166,309	$2,127,097	$1,888,760	$2,132,593
4/30/21	$2,202,149	$2,240,617	$1,926,969	$2,177,377
5/31/21	$2,365,419	$2,256,266	$1,986,937	$2,181,862
6/30/21	$2,461,141	$2,308,938	$1,974,896	$2,224,125
7/31/21	$2,279,072	$2,363,787	$1,904,214	$2,143,812
8/31/21	$2,328,338	$2,435,659	$1,955,209	$2,191,769
9/30/21	$2,348,164	$2,322,377	$1,916,046	$2,127,156
10/31/21	$2,434,866	$2,485,087	$1,989,105	$2,217,645
11/30/21	$2,302,405	$2,467,868	$1,921,157	$2,125,236
12/31/21	$2,383,812	$2,578,469	$1,999,502	$2,172,713
1/31/22	$2,343,987	$2,445,041	$1,882,931	$1,963,546
2/28/22	$2,412,258	$2,371,833	$1,914,094	$1,984,497
3/31/22	$2,463,485	$2,459,898	$1,951,552	$2,009,204
4/30/22	$2,313,347	$2,245,390	$1,800,092	$1,810,072
5/31/22	$2,331,732	$2,249,509	$1,834,636	$1,812,805
6/30/22	$1,992,823	$2,063,826	$1,653,393	$1,663,720
7/31/22	$2,193,193	$2,254,120	$1,813,474	$1,837,413
8/31/22	$2,143,489	$2,162,193	$1,756,132	$1,799,819
9/30/22	$1,862,731	$1,963,058	$1,577,182	$1,627,324
10/31/22	$2,170,829	$2,121,990	$1,775,734	$1,806,477
11/30/22	$2,260,428	$2,240,575	$1,829,982	$1,848,676
12/31/22	$2,083,712	$2,111,486	$1,709,917	$1,728,697
1/31/23	$2,284,437	$2,244,159	$1,873,094	$1,897,193
2/28/23	$2,168,144	$2,189,404	$1,829,901	$1,865,149
3/31/23	$2,056,630	$2,269,786	$1,698,679	$1,776,032
4/30/23	$1,988,129	$2,305,214	$1,656,314	$1,744,099
5/31/23	$1,927,593	$2,315,234	$1,623,734	$1,727,984
6/30/23	$2,139,469	$2,468,213	$1,752,723	$1,868,469
7/31/23	$2,292,402	$2,547,505	$1,884,984	$1,982,726
8/31/23	$2,227,087	$2,506,944	$1,794,316	$1,883,530
9/30/23	$2,185,668	$2,387,418	$1,700,868	$1,772,647
10/31/23	$2,067,782	$2,337,219	$1,599,411	$1,651,752
11/30/23	$2,222,308	$2,550,667	$1,743,374	$1,801,252
12/31/23	$2,457,390	$2,666,546	$1,960,355	$2,021,329
1/31/24	$2,447,639	$2,711,355	$1,871,315	$1,942,720
2/29/24	$2,589,036	$2,856,129	$1,932,526	$2,052,561
3/31/24	$2,735,495	$2,948,024	$2,017,229	$2,126,043
4/30/24	$2,581,853	$2,827,613	$1,888,691	$1,976,412
5/31/24	$2,723,805	$2,967,819	$1,977,025	$2,075,569
6/30/24	$2,673,847	$3,074,311	$1,943,712	$2,056,370
7/31/24	$2,904,057	$3,111,733	$2,180,592	$2,265,297
8/31/24	$2,866,542	$3,187,213	$2,139,663	$2,231,453
9/30/24	$2,933,398	$3,255,283	$2,141,032	$2,247,051
10/31/24	$2,898,642	$3,225,762	$2,107,546	$2,214,604
11/30/24	$3,234,037	$3,415,118	$2,310,840	$2,457,524
12/31/24	$3,019,769	$3,333,707	$2,118,278	$2,254,557
1/31/25	$3,141,762	$3,426,543	$2,161,787	$2,313,671
2/28/25	$2,938,441	$3,381,833	$2,079,034	$2,189,913
3/31/25	$2,814,597	$3,191,285	$1,954,271	$2,040,845
4/30/25	$2,684,776	$3,169,646	$1,875,788	$1,993,702
5/31/25	$2,794,764	$3,369,158	$1,954,590	$2,100,166
6/30/25	$2,893,667	$3,540,489	$2,051,303	$2,214,310
7/31/25	$2,910,150	$3,619,947	$2,087,529	$2,252,728
8/31/25	$3,153,731	$3,693,330	$2,264,342	$2,413,685
9/30/25	$3,176,455	$3,828,137	$2,309,856	$2,488,775
10/31/25	$3,163,520	$3,917,767	$2,315,653	$2,533,797
11/30/25	$3,287,326	$3,927,370	$2,380,723	$2,558,147
12/31/25	$3,316,937	$3,929,774	$2,385,080	$2,543,310
1/31/26	$3,425,139	$3,986,756	$2,548,673	$2,679,402
2/28/26	$3,507,222	$3,956,458	$2,597,760	$2,700,944
3/31/26	$3,322,622	$3,759,445	$2,503,280	$2,565,843

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	18.05%	8.93%	12.76%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Value Index	28.09%	5.80%	9.61%
Russell 2000® Index	25.72%	3.77%	9.88%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$203,484
# of Portfolio Holdings	1,321
Portfolio Turnover Rate	933%
Total Net Advisory Fees Paid During the Reporting Period	$1,146
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	105.5%
Asset-Backed Securities	17.4%
Sovereign Issues	11.9%
Non-Agency Mortgage-Backed Securities	7.6%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	3.0%
Corporate Bonds & Notes	2.5%
Short-Term Instruments	17.9%
Affiliated Investments	15.4%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(87.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCCPX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report |

March 31, 2026

PIMS2012TSRAR_033126

Class A: PWLBX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$183	1.76%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s long exposure to the RAE Low Volatility US, RAE Low Volatility International, and RAE Low Volatility Emerging Markets Model Portfolios contributed to returns, as they each had positive returns.

  The Fund’s short exposure to capitalization-weighted equity indices detracted from returns, as they had positive returns.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Holdings of securitized credit contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

  Positioning in non-U.S. developed market currencies detracted from returns, driven by short exposures to select developed market currencies, as the U.S dollar weakened against many global currencies.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class A shares (8/23/2019), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class A shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,453	$10,000	$10,000
4/30/16	$9,602	$10,148	$10,005
5/31/16	$9,578	$10,160	$10,011
6/30/16	$10,033	$10,099	$10,016
7/31/16	$10,070	$10,534	$10,021
8/31/16	$9,874	$10,570	$10,026
9/30/16	$9,923	$10,634	$10,032
10/31/16	$9,920	$10,454	$10,039
11/30/16	$9,825	$10,533	$10,046
12/31/16	$10,243	$10,761	$10,053
1/31/17	$10,207	$11,055	$10,061
2/28/17	$10,499	$11,365	$10,069
3/31/17	$10,537	$11,504	$10,078
4/30/17	$10,418	$11,683	$10,087
5/31/17	$10,730	$11,941	$10,097
6/30/17	$10,623	$11,996	$10,107
7/31/17	$10,716	$12,331	$10,118
8/31/17	$10,744	$12,378	$10,128
9/30/17	$10,871	$12,617	$10,139
10/31/17	$11,030	$12,879	$10,151
11/30/17	$11,242	$13,129	$10,162
12/31/17	$11,406	$13,340	$10,173
1/31/18	$11,542	$14,093	$10,188
2/28/18	$11,038	$13,501	$10,202
3/31/18	$11,057	$13,212	$10,216
4/30/18	$11,391	$13,338	$10,236
5/31/18	$11,306	$13,355	$10,256
6/30/18	$11,430	$13,283	$10,275
7/31/18	$11,763	$13,683	$10,295
8/31/18	$11,794	$13,791	$10,315
9/30/18	$12,068	$13,851	$10,335
10/31/18	$11,750	$12,813	$10,356
11/30/18	$11,921	$13,000	$10,377
12/31/18	$11,404	$12,084	$10,397
1/31/19	$11,726	$13,039	$10,421
2/28/19	$11,908	$13,387	$10,446
3/31/19	$11,998	$13,556	$10,470
4/30/19	$11,936	$14,013	$10,493
5/31/19	$11,767	$13,182	$10,516
6/30/19	$12,080	$14,045	$10,538
7/31/19	$12,112	$14,087	$10,559
8/31/19	$11,989	$13,752	$10,579
9/30/19	$12,302	$14,042	$10,600
10/31/19	$12,253	$14,426	$10,618
11/30/19	$12,290	$14,778	$10,637
12/31/19	$12,450	$15,299	$10,656
1/31/20	$12,350	$15,130	$10,673
2/29/20	$11,456	$13,908	$10,690
3/31/20	$10,164	$12,030	$10,708
4/30/20	$10,673	$13,319	$10,721
5/31/20	$10,710	$13,898	$10,734
6/30/20	$10,445	$14,342	$10,747
7/31/20	$10,445	$15,101	$10,749
8/31/20	$10,602	$16,025	$10,752
9/30/20	$10,488	$15,508	$10,755
10/31/20	$10,221	$15,131	$10,757
11/30/20	$10,727	$16,996	$10,759
12/31/20	$10,847	$17,785	$10,761
1/31/21	$10,767	$17,705	$10,763
2/28/21	$10,794	$18,115	$10,765
3/31/21	$11,515	$18,598	$10,768
4/30/21	$11,596	$19,412	$10,769
5/31/21	$11,854	$19,714	$10,771
6/30/21	$11,835	$19,974	$10,773
7/31/21	$11,944	$20,111	$10,774
8/31/21	$12,109	$20,614	$10,776
9/30/21	$12,060	$19,763	$10,777
10/31/21	$12,003	$20,772	$10,778
11/30/21	$11,775	$20,271	$10,779
12/31/21	$12,437	$21,082	$10,781
1/31/22	$12,660	$20,047	$10,783
2/28/22	$12,481	$19,529	$10,785
3/31/22	$12,646	$19,952	$10,787
4/30/22	$12,910	$18,355	$10,796
5/31/22	$12,988	$18,377	$10,805
6/30/22	$12,601	$16,828	$10,814
7/31/22	$12,538	$18,003	$10,828
8/31/22	$12,363	$17,340	$10,850
9/30/22	$11,913	$15,680	$10,872
10/31/22	$12,592	$16,626	$10,900
11/30/22	$12,834	$17,916	$10,934
12/31/22	$12,924	$17,211	$10,972
1/31/23	$12,805	$18,444	$11,013
2/28/23	$12,736	$17,916	$11,052
3/31/23	$12,753	$18,468	$11,096
4/30/23	$13,249	$18,734	$11,140
5/31/23	$12,685	$18,533	$11,188
6/30/23	$12,971	$19,609	$11,236
7/31/23	$13,005	$20,327	$11,285
8/31/23	$13,074	$19,759	$11,336
9/30/23	$13,171	$18,942	$11,387
10/31/23	$13,086	$18,372	$11,439
11/30/23	$13,240	$20,068	$11,490
12/31/23	$13,398	$21,032	$11,543
1/31/24	$13,957	$21,155	$11,596
2/29/24	$14,012	$22,063	$11,645
3/31/24	$14,390	$22,756	$11,699
4/30/24	$14,066	$22,005	$11,751
5/31/24	$14,228	$22,899	$11,805
6/30/24	$14,159	$23,409	$11,854
7/31/24	$14,967	$23,786	$11,912
8/31/24	$15,279	$24,390	$11,967
9/30/24	$15,341	$24,957	$12,018
10/31/24	$15,172	$24,397	$12,068
11/30/24	$15,567	$25,309	$12,116
12/31/24	$15,221	$24,710	$12,163
1/31/25	$15,590	$25,540	$12,208
2/28/25	$16,163	$25,386	$12,250
3/31/25	$16,506	$24,383	$12,295
4/30/25	$16,176	$24,610	$12,340
5/31/25	$15,990	$26,025	$12,386
6/30/25	$15,848	$27,193	$12,430
7/31/25	$15,784	$27,562	$12,477
8/31/25	$16,360	$28,243	$12,524
9/30/25	$16,081	$29,266	$12,569
10/31/25	$15,686	$29,921	$12,614
11/30/25	$16,213	$29,917	$12,656
12/31/25	$16,282	$30,230	$12,697
1/31/26	$16,774	$31,126	$12,738
2/28/26	$17,736	$31,526	$12,774
3/31/26	$17,781	$29,262	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.73%	9.08%	6.52%
Class A (including sales charge)	1.76%	7.84%	5.92%
MSCI All Country World Index	20.01%	9.49%	11.33%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$425,861
# of Portfolio Holdings	1,377
Portfolio Turnover Rate	894%
Total Net Advisory Fees Paid During the Reporting Period	$3,934
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	88.7%
Asset-Backed Securities	21.1%
Sovereign Issues	12.8%
Non-Agency Mortgage-Backed Securities	10.1%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	3.7%
Exchange-Traded Funds	3.6%
Short-Term Instruments	38.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(98.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PWLBX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report |

March 31, 2026

PIMS8085TSRAR_033126

Class C: PWLEX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$260	2.51%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s long exposure to the RAE Low Volatility US, RAE Low Volatility International, and RAE Low Volatility Emerging Markets Model Portfolios contributed to returns, as they each had positive returns.

  The Fund’s short exposure to capitalization-weighted equity indices detracted from returns, as they had positive returns.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Holdings of securitized credit contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

  Positioning in non-U.S. developed market currencies detracted from returns, driven by short exposures to select developed market currencies, as the U.S dollar weakened against many global currencies.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class C shares (8/23/2019), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,151	$10,148	$10,005
5/31/16	$10,120	$10,160	$10,011
6/30/16	$10,594	$10,099	$10,016
7/31/16	$10,626	$10,534	$10,021
8/31/16	$10,413	$10,570	$10,026
9/30/16	$10,458	$10,634	$10,032
10/31/16	$10,448	$10,454	$10,039
11/30/16	$10,342	$10,533	$10,046
12/31/16	$10,775	$10,761	$10,053
1/31/17	$10,731	$11,055	$10,061
2/28/17	$11,031	$11,365	$10,069
3/31/17	$11,065	$11,504	$10,078
4/30/17	$10,933	$11,683	$10,087
5/31/17	$11,253	$11,941	$10,097
6/30/17	$11,134	$11,996	$10,107
7/31/17	$11,224	$12,331	$10,118
8/31/17	$11,246	$12,378	$10,128
9/30/17	$11,372	$12,617	$10,139
10/31/17	$11,531	$12,879	$10,151
11/30/17	$11,746	$13,129	$10,162
12/31/17	$11,909	$13,340	$10,173
1/31/18	$12,043	$14,093	$10,188
2/28/18	$11,511	$13,501	$10,202
3/31/18	$11,524	$13,212	$10,216
4/30/18	$11,864	$13,338	$10,236
5/31/18	$11,768	$13,355	$10,256
6/30/18	$11,890	$13,283	$10,275
7/31/18	$12,229	$13,683	$10,295
8/31/18	$12,253	$13,791	$10,315
9/30/18	$12,531	$13,851	$10,335
10/31/18	$12,193	$12,813	$10,356
11/30/18	$12,362	$13,000	$10,377
12/31/18	$11,818	$12,084	$10,397
1/31/19	$12,144	$13,039	$10,421
2/28/19	$12,326	$13,387	$10,446
3/31/19	$12,411	$13,556	$10,470
4/30/19	$12,339	$14,013	$10,493
5/31/19	$12,157	$13,182	$10,516
6/30/19	$12,473	$14,045	$10,538
7/31/19	$12,497	$14,087	$10,559
8/31/19	$12,353	$13,752	$10,579
9/30/19	$12,672	$14,042	$10,600
10/31/19	$12,623	$14,426	$10,618
11/30/19	$12,660	$14,778	$10,637
12/31/19	$12,819	$15,299	$10,656
1/31/20	$12,705	$15,130	$10,673
2/29/20	$11,772	$13,908	$10,690
3/31/20	$10,445	$12,030	$10,708
4/30/20	$10,968	$13,319	$10,721
5/31/20	$10,994	$13,898	$10,734
6/30/20	$10,718	$14,342	$10,747
7/31/20	$10,705	$15,101	$10,749
8/31/20	$10,866	$16,025	$10,752
9/30/20	$10,741	$15,508	$10,755
10/31/20	$10,455	$15,131	$10,757
11/30/20	$10,973	$16,996	$10,759
12/31/20	$11,082	$17,785	$10,761
1/31/21	$10,987	$17,705	$10,763
2/28/21	$11,028	$18,115	$10,765
3/31/21	$11,744	$18,598	$10,768
4/30/21	$11,813	$19,412	$10,769
5/31/21	$12,075	$19,714	$10,771
6/30/21	$12,052	$19,974	$10,773
7/31/21	$12,150	$20,111	$10,774
8/31/21	$12,304	$20,614	$10,776
9/30/21	$12,258	$19,763	$10,777
10/31/21	$12,200	$20,772	$10,778
11/30/21	$11,939	$20,271	$10,779
12/31/21	$12,606	$21,082	$10,781
1/31/22	$12,833	$20,047	$10,783
2/28/22	$12,637	$19,529	$10,785
3/31/22	$12,791	$19,952	$10,787
4/30/22	$13,057	$18,355	$10,796
5/31/22	$13,135	$18,377	$10,805
6/30/22	$12,741	$16,828	$10,814
7/31/22	$12,661	$18,003	$10,828
8/31/22	$12,469	$17,340	$10,850
9/30/22	$12,006	$15,680	$10,872
10/31/22	$12,689	$16,626	$10,900
11/30/22	$12,916	$17,916	$10,934
12/31/22	$13,005	$17,211	$10,972
1/31/23	$12,885	$18,444	$11,013
2/28/23	$12,799	$17,916	$11,052
3/31/23	$12,817	$18,468	$11,096
4/30/23	$13,313	$18,734	$11,140
5/31/23	$12,731	$18,533	$11,188
6/30/23	$13,005	$19,609	$11,236
7/31/23	$13,022	$20,327	$11,285
8/31/23	$13,091	$19,759	$11,336
9/30/23	$13,176	$18,942	$11,387
10/31/23	$13,091	$18,372	$11,439
11/30/23	$13,245	$20,068	$11,490
12/31/23	$13,402	$21,032	$11,543
1/31/24	$13,941	$21,155	$11,596
2/29/24	$13,977	$22,063	$11,645
3/31/24	$14,337	$22,756	$11,699
4/30/24	$14,013	$22,005	$11,751
5/31/24	$14,175	$22,899	$11,805
6/30/24	$14,098	$23,409	$11,854
7/31/24	$14,885	$23,786	$11,912
8/31/24	$15,177	$24,390	$11,967
9/30/24	$15,244	$24,957	$12,018
10/31/24	$15,057	$24,397	$12,068
11/30/24	$15,450	$25,309	$12,116
12/31/24	$15,081	$24,710	$12,163
1/31/25	$15,445	$25,540	$12,208
2/28/25	$15,993	$25,386	$12,250
3/31/25	$16,344	$24,383	$12,295
4/30/25	$15,998	$24,610	$12,340
5/31/25	$15,794	$26,025	$12,386
6/30/25	$15,650	$27,193	$12,430
7/31/25	$15,586	$27,562	$12,477
8/31/25	$16,134	$28,243	$12,524
9/30/25	$15,851	$29,266	$12,569
10/31/25	$15,461	$29,921	$12,614
11/30/25	$15,959	$29,917	$12,656
12/31/25	$16,039	$30,230	$12,697
1/31/26	$16,479	$31,126	$12,738
2/28/26	$17,425	$31,526	$12,774
3/31/26	$17,469	$29,262	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.88%	8.27%	5.74%
Class C (including sales charge)	5.89%	8.27%	5.74%
MSCI All Country World Index	20.01%	9.49%	11.33%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$425,861
# of Portfolio Holdings	1,377
Portfolio Turnover Rate	894%
Total Net Advisory Fees Paid During the Reporting Period	$3,934
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	88.7%
Asset-Backed Securities	21.1%
Sovereign Issues	12.8%
Non-Agency Mortgage-Backed Securities	10.1%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	3.7%
Exchange-Traded Funds	3.6%
Short-Term Instruments	38.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(98.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PWLEX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report |

March 31, 2026

PIMS8285TSRAR_033126

Institutional Class: PWLIX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$142	1.36%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s long exposure to the RAE Low Volatility US, RAE Low Volatility International, and RAE Low Volatility Emerging Markets Model Portfolios contributed to returns, as they each had positive returns.

  The Fund’s short exposure to capitalization-weighted equity indices detracted from returns, as they had positive returns.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Holdings of securitized credit contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

  Positioning in non-U.S. developed market currencies detracted from returns, driven by short exposures to select developed market currencies, as the U.S dollar weakened against many global currencies.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,077	$1,014,762	$1,000,526
5/31/16	$1,013,934	$1,016,044	$1,001,052
6/30/16	$1,062,377	$1,009,889	$1,001,578
7/31/16	$1,066,678	$1,053,412	$1,002,105
8/31/16	$1,046,248	$1,056,955	$1,002,632
9/30/16	$1,051,847	$1,063,432	$1,003,159
10/31/16	$1,051,847	$1,045,383	$1,003,860
11/30/16	$1,042,138	$1,053,326	$1,004,560
12/31/16	$1,086,775	$1,076,081	$1,005,261
1/31/17	$1,083,424	$1,105,505	$1,006,097
2/28/17	$1,114,698	$1,136,516	$1,006,934
3/31/17	$1,119,166	$1,150,419	$1,007,772
4/30/17	$1,106,880	$1,168,348	$1,008,736
5/31/17	$1,140,388	$1,194,149	$1,009,699
6/30/17	$1,129,430	$1,199,579	$1,010,664
7/31/17	$1,139,646	$1,233,102	$1,011,756
8/31/17	$1,143,051	$1,237,827	$1,012,848
9/30/17	$1,156,916	$1,261,742	$1,013,943
10/31/17	$1,174,183	$1,287,941	$1,015,069
11/30/17	$1,197,206	$1,312,874	$1,016,196
12/31/17	$1,215,042	$1,334,041	$1,017,325
1/31/18	$1,229,920	$1,409,302	$1,018,760
2/28/18	$1,176,607	$1,350,114	$1,020,198
3/31/18	$1,179,087	$1,321,213	$1,021,638
4/30/18	$1,215,042	$1,333,829	$1,023,597
5/31/18	$1,206,363	$1,335,495	$1,025,561
6/30/18	$1,220,002	$1,328,263	$1,027,529
7/31/18	$1,255,957	$1,368,317	$1,029,527
8/31/18	$1,259,676	$1,379,068	$1,031,530
9/30/18	$1,289,460	$1,385,070	$1,033,537
10/31/18	$1,255,919	$1,281,274	$1,035,592
11/30/18	$1,274,553	$1,300,014	$1,037,651
12/31/18	$1,219,705	$1,208,449	$1,039,715
1/31/19	$1,254,553	$1,303,867	$1,042,143
2/28/19	$1,274,467	$1,338,741	$1,044,577
3/31/19	$1,284,502	$1,355,577	$1,047,017
4/30/19	$1,278,224	$1,401,348	$1,049,286
5/31/19	$1,260,645	$1,318,223	$1,051,561
6/30/19	$1,294,557	$1,404,539	$1,053,840
7/31/19	$1,298,394	$1,408,656	$1,055,886
8/31/19	$1,284,323	$1,375,238	$1,057,936
9/30/19	$1,318,495	$1,404,175	$1,059,991
10/31/19	$1,314,610	$1,442,606	$1,061,850
11/30/19	$1,319,790	$1,477,822	$1,063,711
12/31/19	$1,337,964	$1,529,864	$1,065,577
1/31/20	$1,327,313	$1,512,965	$1,067,304
2/29/20	$1,231,459	$1,390,763	$1,069,033
3/31/20	$1,093,003	$1,203,005	$1,070,765
4/30/20	$1,148,918	$1,331,877	$1,072,060
5/31/20	$1,151,581	$1,389,803	$1,073,355
6/30/20	$1,123,960	$1,434,210	$1,074,652
7/31/20	$1,123,960	$1,510,061	$1,074,928
8/31/20	$1,142,179	$1,602,484	$1,075,203
9/30/20	$1,130,040	$1,550,814	$1,075,480
10/31/20	$1,101,431	$1,513,117	$1,075,677
11/30/20	$1,157,218	$1,699,628	$1,075,874
12/31/20	$1,170,092	$1,778,541	$1,076,072
1/31/21	$1,161,509	$1,770,453	$1,076,299
2/28/21	$1,165,800	$1,811,461	$1,076,527
3/31/21	$1,243,004	$1,859,845	$1,076,755
4/30/21	$1,251,737	$1,941,162	$1,076,937
5/31/21	$1,280,847	$1,971,371	$1,077,119
6/30/21	$1,279,659	$1,997,351	$1,077,300
7/31/21	$1,291,494	$2,011,113	$1,077,433
8/31/21	$1,309,246	$2,061,449	$1,077,565
9/30/21	$1,305,309	$1,976,291	$1,077,697
10/31/21	$1,299,159	$2,077,169	$1,077,815
11/30/21	$1,274,560	$2,027,149	$1,077,933
12/31/21	$1,347,318	$2,108,235	$1,078,052
1/31/22	$1,371,434	$2,004,695	$1,078,252
2/28/22	$1,352,141	$1,952,919	$1,078,453
3/31/22	$1,369,339	$1,995,218	$1,078,655
4/30/22	$1,399,471	$1,835,517	$1,079,559
5/31/22	$1,407,841	$1,837,664	$1,080,464
6/30/22	$1,366,908	$1,682,756	$1,081,370
7/31/22	$1,361,756	$1,800,267	$1,082,840
8/31/22	$1,341,150	$1,733,991	$1,084,974
9/30/22	$1,294,007	$1,567,997	$1,087,187
10/31/22	$1,369,098	$1,662,621	$1,090,024
11/30/22	$1,395,292	$1,791,580	$1,093,382
12/31/22	$1,405,053	$1,721,080	$1,097,197
1/31/23	$1,393,960	$1,844,441	$1,101,269
2/28/23	$1,384,716	$1,791,580	$1,105,156
3/31/23	$1,388,414	$1,846,818	$1,109,554
4/30/23	$1,442,028	$1,873,362	$1,114,015
5/31/23	$1,382,868	$1,853,296	$1,118,838
6/30/23	$1,413,016	$1,960,902	$1,123,559
7/31/23	$1,416,720	$2,032,685	$1,128,492
8/31/23	$1,425,980	$1,975,884	$1,133,649
9/30/23	$1,436,041	$1,894,179	$1,138,672
10/31/23	$1,428,620	$1,837,228	$1,143,887
11/30/23	$1,445,318	$2,006,797	$1,148,966
12/31/23	$1,464,378	$2,103,192	$1,154,251
1/31/24	$1,524,986	$2,115,520	$1,159,560
2/29/24	$1,530,851	$2,206,305	$1,164,535
3/31/24	$1,571,909	$2,275,576	$1,169,880
4/30/24	$1,536,717	$2,200,497	$1,175,074
5/31/24	$1,556,268	$2,289,868	$1,180,456
6/30/24	$1,550,043	$2,340,868	$1,185,355
7/31/24	$1,637,706	$2,378,621	$1,191,175
8/31/24	$1,671,576	$2,439,029	$1,196,655
9/30/24	$1,679,841	$2,495,690	$1,201,824
10/31/24	$1,661,449	$2,439,669	$1,206,847
11/30/24	$1,706,408	$2,530,922	$1,211,567
12/31/24	$1,666,549	$2,471,011	$1,216,304
1/31/25	$1,708,768	$2,553,954	$1,220,841
2/28/25	$1,770,986	$2,538,568	$1,224,967
3/31/25	$1,811,857	$2,438,282	$1,229,536
4/30/25	$1,776,023	$2,461,023	$1,233,987
5/31/25	$1,753,627	$2,602,480	$1,238,578
6/30/25	$1,739,479	$2,719,334	$1,243,036
7/31/25	$1,734,841	$2,756,213	$1,247,698
8/31/25	$1,797,462	$2,824,267	$1,252,364
9/30/25	$1,766,537	$2,926,623	$1,256,860
10/31/25	$1,725,955	$2,992,080	$1,261,410
11/30/25	$1,783,248	$2,991,748	$1,265,611
12/31/25	$1,792,874	$3,022,971	$1,269,736
1/31/26	$1,846,466	$3,112,586	$1,273,762
2/28/26	$1,953,648	$3,152,599	$1,277,392
3/31/26	$1,958,520	$2,926,188	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.09%	9.52%	6.95%
MSCI All Country World Index	20.01%	9.49%	11.33%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$425,861
# of Portfolio Holdings	1,377
Portfolio Turnover Rate	894%
Total Net Advisory Fees Paid During the Reporting Period	$3,934
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	88.7%
Asset-Backed Securities	21.1%
Sovereign Issues	12.8%
Non-Agency Mortgage-Backed Securities	10.1%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	3.7%
Exchange-Traded Funds	3.6%
Short-Term Instruments	38.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(98.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PWLIX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report |

March 31, 2026

PIMS2118TSRAR_033126

I-2: PWLMX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$152	1.46%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s long exposure to the RAE Low Volatility US, RAE Low Volatility International, and RAE Low Volatility Emerging Markets Model Portfolios contributed to returns, as they each had positive returns.

  The Fund’s short exposure to capitalization-weighted equity indices detracted from returns, as they had positive returns.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Holdings of securitized credit contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

  Positioning in non-U.S. developed market currencies detracted from returns, driven by short exposures to select developed market currencies, as the U.S dollar weakened against many global currencies.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-2 shares (8/23/2019), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-2 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,015,995	$1,014,762	$1,000,526
5/31/16	$1,013,765	$1,016,044	$1,001,052
6/30/16	$1,062,117	$1,009,889	$1,001,578
7/31/16	$1,066,326	$1,053,412	$1,002,105
8/31/16	$1,045,813	$1,056,955	$1,002,632
9/30/16	$1,051,324	$1,063,432	$1,003,159
10/31/16	$1,051,235	$1,045,383	$1,003,860
11/30/16	$1,041,446	$1,053,326	$1,004,560
12/31/16	$1,085,963	$1,076,081	$1,005,261
1/31/17	$1,082,523	$1,105,505	$1,006,097
2/28/17	$1,113,686	$1,136,516	$1,006,934
3/31/17	$1,118,055	$1,150,419	$1,007,772
4/30/17	$1,105,690	$1,168,348	$1,008,736
5/31/17	$1,139,066	$1,194,149	$1,009,699
6/30/17	$1,128,028	$1,199,579	$1,010,664
7/31/17	$1,138,135	$1,233,102	$1,011,756
8/31/17	$1,141,439	$1,237,827	$1,012,848
9/30/17	$1,155,189	$1,261,742	$1,013,943
10/31/17	$1,172,332	$1,287,941	$1,015,069
11/30/17	$1,195,222	$1,312,874	$1,016,196
12/31/17	$1,212,927	$1,334,041	$1,017,325
1/31/18	$1,227,674	$1,409,302	$1,018,760
2/28/18	$1,174,368	$1,350,114	$1,020,198
3/31/18	$1,176,744	$1,321,213	$1,021,638
4/30/18	$1,212,529	$1,333,829	$1,023,597
5/31/18	$1,203,766	$1,335,495	$1,025,561
6/30/18	$1,217,275	$1,328,263	$1,027,529
7/31/18	$1,253,045	$1,368,317	$1,029,527
8/31/18	$1,256,649	$1,379,068	$1,031,530
9/30/18	$1,286,257	$1,385,070	$1,033,537
10/31/18	$1,252,692	$1,281,274	$1,035,592
11/30/18	$1,271,174	$1,300,014	$1,037,651
12/31/18	$1,216,366	$1,208,449	$1,039,715
1/31/19	$1,251,015	$1,303,867	$1,042,143
2/28/19	$1,270,775	$1,338,741	$1,044,577
3/31/19	$1,280,673	$1,355,577	$1,047,017
4/30/19	$1,274,309	$1,401,348	$1,049,286
5/31/19	$1,256,677	$1,318,223	$1,051,561
6/30/19	$1,290,376	$1,404,539	$1,053,840
7/31/19	$1,294,091	$1,408,656	$1,055,886
8/31/19	$1,281,260	$1,375,238	$1,057,936
9/30/19	$1,314,757	$1,404,175	$1,059,991
10/31/19	$1,309,591	$1,442,606	$1,061,850
11/30/19	$1,314,757	$1,477,822	$1,063,711
12/31/19	$1,332,508	$1,529,864	$1,065,577
1/31/20	$1,323,218	$1,512,965	$1,067,304
2/29/20	$1,226,332	$1,390,763	$1,069,033
3/31/20	$1,088,303	$1,203,005	$1,070,765
4/30/20	$1,144,046	$1,331,877	$1,072,060
5/31/20	$1,148,027	$1,389,803	$1,073,355
6/30/20	$1,120,248	$1,434,210	$1,074,652
7/31/20	$1,120,248	$1,510,061	$1,074,928
8/31/20	$1,137,010	$1,602,484	$1,075,203
9/30/20	$1,125,730	$1,550,814	$1,075,480
10/31/20	$1,097,231	$1,513,117	$1,075,677
11/30/20	$1,152,805	$1,699,628	$1,075,874
12/31/20	$1,164,204	$1,778,541	$1,076,072
1/31/21	$1,155,655	$1,770,453	$1,076,299
2/28/21	$1,159,929	$1,811,461	$1,076,527
3/31/21	$1,238,246	$1,859,845	$1,076,755
4/30/21	$1,246,936	$1,941,162	$1,076,937
5/31/21	$1,274,452	$1,971,371	$1,077,119
6/30/21	$1,273,030	$1,997,351	$1,077,300
7/31/21	$1,284,804	$2,011,113	$1,077,433
8/31/21	$1,302,464	$2,061,449	$1,077,565
9/30/21	$1,298,398	$1,976,291	$1,077,697
10/31/21	$1,292,280	$2,077,169	$1,077,815
11/30/21	$1,267,811	$2,027,149	$1,077,933
12/31/21	$1,339,686	$2,108,235	$1,078,052
1/31/22	$1,363,666	$2,004,695	$1,078,252
2/28/22	$1,344,482	$1,952,919	$1,078,453
3/31/22	$1,362,983	$1,995,218	$1,078,655
4/30/22	$1,391,275	$1,835,517	$1,079,559
5/31/22	$1,399,596	$1,837,664	$1,080,464
6/30/22	$1,358,781	$1,682,756	$1,081,370
7/31/22	$1,353,660	$1,800,267	$1,082,840
8/31/22	$1,333,176	$1,733,991	$1,084,974
9/30/22	$1,285,609	$1,567,997	$1,087,187
10/31/22	$1,360,213	$1,662,621	$1,090,024
11/30/22	$1,386,237	$1,791,580	$1,093,382
12/31/22	$1,395,372	$1,721,080	$1,097,197
1/31/23	$1,384,356	$1,844,441	$1,101,269
2/28/23	$1,375,176	$1,791,580	$1,105,156
3/31/23	$1,378,848	$1,846,818	$1,109,554
4/30/23	$1,433,928	$1,873,362	$1,114,015
5/31/23	$1,373,340	$1,853,296	$1,118,838
6/30/23	$1,402,977	$1,960,902	$1,123,559
7/31/23	$1,406,654	$2,032,685	$1,128,492
8/31/23	$1,415,848	$1,975,884	$1,133,649
9/30/23	$1,425,024	$1,894,179	$1,138,672
10/31/23	$1,417,659	$1,837,228	$1,143,887
11/30/23	$1,434,230	$2,006,797	$1,148,966
12/31/23	$1,452,207	$2,103,192	$1,154,251
1/31/24	$1,512,312	$2,115,520	$1,159,560
2/29/24	$1,520,067	$2,206,305	$1,164,535
3/31/24	$1,558,844	$2,275,576	$1,169,880
4/30/24	$1,525,884	$2,200,497	$1,175,074
5/31/24	$1,543,333	$2,289,868	$1,180,456
6/30/24	$1,536,844	$2,340,868	$1,185,355
7/31/24	$1,623,761	$2,378,621	$1,191,175
8/31/24	$1,657,343	$2,439,029	$1,196,655
9/30/24	$1,667,159	$2,495,690	$1,201,824
10/31/24	$1,646,902	$2,439,669	$1,206,847
11/30/24	$1,691,467	$2,530,922	$1,211,567
12/31/24	$1,653,702	$2,471,011	$1,216,304
1/31/25	$1,693,338	$2,553,954	$1,220,841
2/28/25	$1,757,196	$2,538,568	$1,224,967
3/31/25	$1,795,447	$2,438,282	$1,229,536
4/30/25	$1,759,937	$2,461,023	$1,233,987
5/31/25	$1,739,963	$2,602,480	$1,238,578
6/30/25	$1,723,449	$2,719,334	$1,243,036
7/31/25	$1,718,853	$2,756,213	$1,247,698
8/31/25	$1,780,897	$2,824,267	$1,252,364
9/30/25	$1,750,163	$2,926,623	$1,256,860
10/31/25	$1,709,956	$2,992,080	$1,261,410
11/30/25	$1,766,718	$2,991,748	$1,265,611
12/31/25	$1,776,156	$3,022,971	$1,269,736
1/31/26	$1,829,248	$3,112,586	$1,273,762
2/28/26	$1,933,018	$3,152,599	$1,277,392
3/31/26	$1,940,258	$2,926,188	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	8.07%	9.40%	6.85%
MSCI All Country World Index	20.01%	9.49%	11.33%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$425,861
# of Portfolio Holdings	1,377
Portfolio Turnover Rate	894%
Total Net Advisory Fees Paid During the Reporting Period	$3,934
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	88.7%
Asset-Backed Securities	21.1%
Sovereign Issues	12.8%
Non-Agency Mortgage-Backed Securities	10.1%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	3.7%
Exchange-Traded Funds	3.6%
Short-Term Instruments	38.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(98.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PWLMX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report |

March 31, 2026

PIMS2212TSRAR_033126

Class A: PTOAX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.43%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index
3/31/16	$9,625	$10,000
4/30/16	$9,755	$10,039
5/31/16	$9,918	$10,219
6/30/16	$9,973	$10,246
7/31/16	$10,385	$10,623
8/31/16	$10,396	$10,638
9/30/16	$10,440	$10,640
10/31/16	$10,320	$10,446
11/30/16	$10,668	$10,833
12/31/16	$10,941	$11,047
1/31/17	$11,212	$11,257
2/28/17	$11,712	$11,704
3/31/17	$11,746	$11,717
4/30/17	$11,866	$11,838
5/31/17	$12,030	$12,004
6/30/17	$12,099	$12,079
7/31/17	$12,362	$12,327
8/31/17	$12,406	$12,365
9/30/17	$12,690	$12,620
10/31/17	$13,008	$12,915
11/30/17	$13,392	$13,311
12/31/17	$13,502	$13,459
1/31/18	$14,271	$14,229
2/28/18	$13,759	$13,705
3/31/18	$13,398	$13,357
4/30/18	$13,462	$13,408
5/31/18	$13,796	$13,731
6/30/18	$13,870	$13,815
7/31/18	$14,398	$14,329
8/31/18	$14,771	$14,796
9/30/18	$14,874	$14,881
10/31/18	$13,843	$13,864
11/30/18	$14,049	$14,146
12/31/18	$12,680	$12,869
1/31/19	$13,772	$13,900
2/28/19	$14,212	$14,346
3/31/19	$14,497	$14,625
4/30/19	$15,111	$15,217
5/31/19	$14,111	$14,250
6/30/19	$15,145	$15,255
7/31/19	$15,349	$15,474
8/31/19	$15,000	$15,229
9/30/19	$15,288	$15,514
10/31/19	$15,660	$15,850
11/30/19	$16,256	$16,425
12/31/19	$16,813	$16,921
1/31/20	$16,844	$16,914
2/29/20	$15,407	$15,522
3/31/20	$12,789	$13,605
4/30/20	$14,712	$15,349
5/31/20	$15,525	$16,080
6/30/20	$15,959	$16,399
7/31/20	$16,938	$17,324
8/31/20	$18,248	$18,569
9/30/20	$17,554	$17,864
10/31/20	$17,106	$17,389
11/30/20	$19,077	$19,292
12/31/20	$19,892	$20,034
1/31/21	$19,746	$19,832
2/28/21	$20,233	$20,378
3/31/21	$21,137	$21,271
4/30/21	$22,282	$22,406
5/31/21	$22,448	$22,563
6/30/21	$22,936	$23,089
7/31/21	$23,463	$23,638
8/31/21	$24,176	$24,357
9/30/21	$23,005	$23,224
10/31/21	$24,436	$24,851
11/30/21	$24,189	$24,679
12/31/21	$25,328	$25,785
1/31/22	$23,891	$24,450
2/28/22	$23,020	$23,718
3/31/22	$23,775	$24,599
4/30/22	$21,530	$22,454
5/31/22	$21,485	$22,495
6/30/22	$19,468	$20,638
7/31/22	$21,364	$22,541
8/31/22	$20,394	$21,622
9/30/22	$18,239	$19,631
10/31/22	$19,697	$21,220
11/30/22	$20,867	$22,406
12/31/22	$19,654	$21,115
1/31/23	$21,062	$22,442
2/28/23	$20,517	$21,894
3/31/23	$21,039	$22,698
4/30/23	$21,402	$23,052
5/31/23	$21,493	$23,152
6/30/23	$22,894	$24,682
7/31/23	$23,667	$25,475
8/31/23	$23,258	$25,069
9/30/23	$22,086	$23,874
10/31/23	$21,513	$23,372
11/30/23	$23,623	$25,507
12/31/23	$24,847	$26,665
1/31/24	$25,289	$27,114
2/29/24	$26,639	$28,561
3/31/24	$27,564	$29,480
4/30/24	$26,339	$28,276
5/31/24	$27,729	$29,678
6/30/24	$28,699	$30,743
7/31/24	$29,153	$31,117
8/31/24	$29,822	$31,872
9/30/24	$30,523	$32,553
10/31/24	$30,038	$32,258
11/30/24	$31,979	$34,151
12/31/24	$31,123	$33,337
1/31/25	$32,103	$34,265
2/28/25	$31,819	$33,818
3/31/25	$29,977	$31,913
4/30/25	$29,507	$31,696
5/31/25	$31,334	$33,692
6/30/25	$33,159	$35,405
7/31/25	$33,822	$36,199
8/31/25	$34,723	$36,933
9/30/25	$36,034	$38,281
10/31/25	$37,051	$39,178
11/30/25	$37,158	$39,274
12/31/25	$37,255	$39,298
1/31/26	$37,716	$39,868
2/28/26	$37,532	$39,565
3/31/26	$35,134	$37,594

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	17.20%	10.70%	13.82%
Class A (including sales charge)	12.81%	9.85%	13.39%
S&P 500 Index	17.80%	12.06%	14.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,553,357
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	892%
Total Net Advisory Fees Paid During the Reporting Period	$6,411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.5%
Asset-Backed Securities	23.6%
Sovereign Issues	9.2%
Exchange-Traded Funds	8.6%
Non-Agency Mortgage-Backed Securities	6.1%
Corporate Bonds & Notes	4.2%
U.S. Treasury Obligations	1.0%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	21.7%
Affiliated Investments	12.0%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(91.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTOAX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS4062TSRAR_033126

Class C: PSOCX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	S&P 500 Index
3/31/16	$10,000	$10,000
4/30/16	$10,121	$10,039
5/31/16	$10,290	$10,219
6/30/16	$10,326	$10,246
7/31/16	$10,762	$10,623
8/31/16	$10,762	$10,638
9/30/16	$10,798	$10,640
10/31/16	$10,665	$10,446
11/30/16	$11,016	$10,833
12/31/16	$11,306	$11,047
1/31/17	$11,560	$11,257
2/28/17	$12,080	$11,704
3/31/17	$12,102	$11,717
4/30/17	$12,223	$11,838
5/31/17	$12,381	$12,004
6/30/17	$12,441	$12,079
7/31/17	$12,709	$12,327
8/31/17	$12,745	$12,365
9/30/17	$13,025	$12,620
10/31/17	$13,354	$12,915
11/30/17	$13,731	$13,311
12/31/17	$13,830	$13,459
1/31/18	$14,622	$14,229
2/28/18	$14,075	$13,705
3/31/18	$13,701	$13,357
4/30/18	$13,758	$13,408
5/31/18	$14,089	$13,731
6/30/18	$14,156	$13,815
7/31/18	$14,689	$14,329
8/31/18	$15,064	$14,796
9/30/18	$15,156	$14,881
10/31/18	$14,089	$13,864
11/30/18	$14,291	$14,146
12/31/18	$12,905	$12,869
1/31/19	$14,008	$13,900
2/28/19	$14,424	$14,346
3/31/19	$14,724	$14,625
4/30/19	$15,337	$15,217
5/31/19	$14,306	$14,250
6/30/19	$15,340	$15,255
7/31/19	$15,554	$15,474
8/31/19	$15,176	$15,229
9/30/19	$15,457	$15,514
10/31/19	$15,827	$15,850
11/30/19	$16,415	$16,425
12/31/19	$16,960	$16,921
1/31/20	$16,978	$16,914
2/29/20	$15,526	$15,522
3/31/20	$12,891	$13,605
4/30/20	$14,800	$15,349
5/31/20	$15,631	$16,080
6/30/20	$16,051	$16,399
7/31/20	$17,033	$17,324
8/31/20	$18,337	$18,569
9/30/20	$17,627	$17,864
10/31/20	$17,156	$17,389
11/30/20	$19,133	$19,292
12/31/20	$19,926	$20,034
1/31/21	$19,761	$19,832
2/28/21	$20,257	$20,378
3/31/21	$21,127	$21,271
4/30/21	$22,273	$22,406
5/31/21	$22,423	$22,563
6/30/21	$22,892	$23,089
7/31/21	$23,412	$23,638
8/31/21	$24,105	$24,357
9/30/21	$22,912	$23,224
10/31/21	$24,321	$24,851
11/30/21	$24,079	$24,679
12/31/21	$25,202	$25,785
1/31/22	$23,742	$24,450
2/28/22	$22,871	$23,718
3/31/22	$23,595	$24,599
4/30/22	$21,368	$22,454
5/31/22	$21,316	$22,495
6/30/22	$19,282	$20,638
7/31/22	$21,148	$22,541
8/31/22	$20,163	$21,622
9/30/22	$18,043	$19,631
10/31/22	$19,468	$21,220
11/30/22	$20,609	$22,406
12/31/22	$19,411	$21,115
1/31/23	$20,775	$22,442
2/28/23	$20,213	$21,894
3/31/23	$20,721	$22,698
4/30/23	$21,069	$23,052
5/31/23	$21,149	$23,152
6/30/23	$22,513	$24,682
7/31/23	$23,261	$25,475
8/31/23	$22,833	$25,069
9/30/23	$21,687	$23,874
10/31/23	$21,120	$23,372
11/30/23	$23,172	$25,507
12/31/23	$24,352	$26,665
1/31/24	$24,763	$27,114
2/29/24	$26,052	$28,561
3/31/24	$26,942	$29,480
4/30/24	$25,746	$28,276
5/31/24	$27,081	$29,678
6/30/24	$28,024	$30,743
7/31/24	$28,420	$31,117
8/31/24	$29,069	$31,872
9/30/24	$29,739	$32,553
10/31/24	$29,250	$32,258
11/30/24	$31,118	$34,151
12/31/24	$30,254	$33,337
1/31/25	$31,181	$34,265
2/28/25	$30,903	$33,818
3/31/25	$29,116	$31,913
4/30/25	$28,615	$31,696
5/31/25	$30,368	$33,692
6/30/25	$32,146	$35,405
7/31/25	$32,752	$36,199
8/31/25	$33,581	$36,933
9/30/25	$34,849	$38,281
10/31/25	$35,816	$39,178
11/30/25	$35,881	$39,274
12/31/25	$35,935	$39,298
1/31/26	$36,357	$39,868
2/28/26	$36,204	$39,565
3/31/26	$33,826	$37,594

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	16.18%	9.87%	12.96%
Class C (including sales charge)	15.23%	9.87%	12.96%
S&P 500 Index	17.80%	12.06%	14.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,553,357
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	892%
Total Net Advisory Fees Paid During the Reporting Period	$6,411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.5%
Asset-Backed Securities	23.6%
Sovereign Issues	9.2%
Exchange-Traded Funds	8.6%
Non-Agency Mortgage-Backed Securities	6.1%
Corporate Bonds & Notes	4.2%
U.S. Treasury Obligations	1.0%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	21.7%
Affiliated Investments	12.0%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(91.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSOCX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS4262TSRAR_033126

Institutional Class: PSPTX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,013,378	$1,003,877
5/31/16	$1,031,215	$1,021,904
6/30/16	$1,036,789	$1,024,552
7/31/16	$1,080,268	$1,062,326
8/31/16	$1,081,382	$1,063,818
9/30/16	$1,086,957	$1,064,019
10/31/16	$1,074,693	$1,044,610
11/30/16	$1,110,368	$1,083,297
12/31/16	$1,140,056	$1,104,710
1/31/17	$1,167,972	$1,125,662
2/28/17	$1,221,569	$1,170,357
3/31/17	$1,224,883	$1,171,723
4/30/17	$1,238,343	$1,183,756
5/31/17	$1,255,168	$1,200,415
6/30/17	$1,263,143	$1,207,907
7/31/17	$1,290,186	$1,232,745
8/31/17	$1,295,820	$1,236,519
9/30/17	$1,325,240	$1,262,026
10/31/17	$1,360,263	$1,291,476
11/30/17	$1,399,806	$1,331,085
12/31/17	$1,412,497	$1,345,885
1/31/18	$1,494,266	$1,422,942
2/28/18	$1,438,874	$1,370,497
3/31/18	$1,402,900	$1,335,668
4/30/18	$1,410,826	$1,340,793
5/31/18	$1,445,172	$1,373,082
6/30/18	$1,453,831	$1,381,533
7/31/18	$1,508,167	$1,432,945
8/31/18	$1,549,251	$1,479,638
9/30/18	$1,560,122	$1,488,060
10/31/18	$1,452,482	$1,386,351
11/30/18	$1,473,744	$1,414,602
12/31/18	$1,331,525	$1,286,877
1/31/19	$1,446,992	$1,390,001
2/28/19	$1,492,302	$1,434,632
3/31/19	$1,524,364	$1,462,509
4/30/19	$1,589,231	$1,521,726
5/31/19	$1,483,086	$1,425,023
6/30/19	$1,593,910	$1,525,453
7/31/19	$1,616,423	$1,547,377
8/31/19	$1,580,403	$1,522,866
9/30/19	$1,610,215	$1,551,360
10/31/19	$1,650,201	$1,584,962
11/30/19	$1,711,718	$1,642,494
12/31/19	$1,772,565	$1,692,068
1/31/20	$1,775,756	$1,691,405
2/29/20	$1,625,782	$1,552,170
3/31/20	$1,350,652	$1,360,457
4/30/20	$1,552,604	$1,534,859
5/31/20	$1,639,847	$1,607,961
6/30/20	$1,685,809	$1,639,939
7/31/20	$1,790,254	$1,732,407
8/31/20	$1,928,971	$1,856,933
9/30/20	$1,855,649	$1,786,376
10/31/20	$1,809,216	$1,738,869
11/30/20	$2,019,821	$1,929,213
12/31/20	$2,106,096	$2,003,388
1/31/21	$2,090,980	$1,983,162
2/28/21	$2,143,045	$2,037,848
3/31/21	$2,238,263	$2,127,097
4/30/21	$2,361,943	$2,240,617
5/31/21	$2,380,839	$2,256,266
6/30/21	$2,431,197	$2,308,938
7/31/21	$2,489,208	$2,363,787
8/31/21	$2,566,556	$2,435,659
9/30/21	$2,442,361	$2,322,377
10/31/21	$2,594,209	$2,485,087
11/30/21	$2,570,425	$2,467,868
12/31/21	$2,693,216	$2,578,469
1/31/22	$2,540,600	$2,445,041
2/28/22	$2,448,582	$2,371,833
3/31/22	$2,528,606	$2,459,898
4/30/22	$2,292,542	$2,245,390
5/31/22	$2,288,002	$2,249,509
6/30/22	$2,072,474	$2,063,826
7/31/22	$2,274,944	$2,254,120
8/31/22	$2,172,572	$2,162,193
9/30/22	$1,942,972	$1,963,058
10/31/22	$2,100,325	$2,121,990
11/30/22	$2,225,752	$2,240,575
12/31/22	$2,098,644	$2,111,486
1/31/23	$2,248,715	$2,244,159
2/28/23	$2,190,094	$2,189,404
3/31/23	$2,248,715	$2,269,786
4/30/23	$2,286,233	$2,305,214
5/31/23	$2,295,612	$2,315,234
6/30/23	$2,446,668	$2,468,213
7/31/23	$2,531,197	$2,547,505
8/31/23	$2,488,932	$2,506,944
9/30/23	$2,365,430	$2,387,418
10/31/23	$2,303,744	$2,337,219
11/30/23	$2,531,508	$2,550,667
12/31/23	$2,663,420	$2,666,546
1/31/24	$2,711,583	$2,711,355
2/29/24	$2,856,072	$2,856,129
3/31/24	$2,956,706	$2,948,024
4/30/24	$2,824,971	$2,827,613
5/31/24	$2,976,222	$2,967,819
6/30/24	$3,081,334	$3,074,311
7/31/24	$3,130,834	$3,111,733
8/31/24	$3,202,608	$3,187,213
9/30/24	$3,278,344	$3,255,283
10/31/24	$3,228,063	$3,225,762
11/30/24	$3,439,244	$3,415,118
12/31/24	$3,348,721	$3,333,707
1/31/25	$3,452,785	$3,426,543
2/28/25	$3,423,434	$3,381,833
3/31/25	$3,230,223	$3,191,285
4/30/25	$3,176,206	$3,169,646
5/31/25	$3,376,069	$3,369,158
6/30/25	$3,575,486	$3,540,489
7/31/25	$3,646,831	$3,619,947
8/31/25	$3,745,616	$3,693,330
9/30/25	$3,887,576	$3,828,137
10/31/25	$3,998,491	$3,917,767
11/30/25	$4,012,355	$3,927,370
12/31/25	$4,023,600	$3,929,774
1/31/26	$4,074,291	$3,986,756
2/28/26	$4,058,450	$3,956,458
3/31/26	$3,798,659	$3,759,445

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	17.60%	11.16%	14.28%
S&P 500 Index	17.80%	12.06%	14.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,553,357
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	892%
Total Net Advisory Fees Paid During the Reporting Period	$6,411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.5%
Asset-Backed Securities	23.6%
Sovereign Issues	9.2%
Exchange-Traded Funds	8.6%
Non-Agency Mortgage-Backed Securities	6.1%
Corporate Bonds & Notes	4.2%
U.S. Treasury Obligations	1.0%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	21.7%
Affiliated Investments	12.0%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(91.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSPTX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS0050TSRAR_033126

I-2: PTOPX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$123	1.13%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,013,498	$1,003,877
5/31/16	$1,030,371	$1,021,904
6/30/16	$1,035,996	$1,024,552
7/31/16	$1,079,865	$1,062,326
8/31/16	$1,080,990	$1,063,818
9/30/16	$1,085,489	$1,064,019
10/31/16	$1,074,241	$1,044,610
11/30/16	$1,110,236	$1,083,297
12/31/16	$1,139,066	$1,104,710
1/31/17	$1,167,233	$1,125,662
2/28/17	$1,220,186	$1,170,357
3/31/17	$1,223,270	$1,171,723
4/30/17	$1,236,849	$1,183,756
5/31/17	$1,253,823	$1,200,415
6/30/17	$1,261,720	$1,207,907
7/31/17	$1,289,000	$1,232,745
8/31/17	$1,294,683	$1,236,519
9/30/17	$1,324,067	$1,262,026
10/31/17	$1,358,251	$1,291,476
11/30/17	$1,398,132	$1,331,085
12/31/17	$1,409,574	$1,345,885
1/31/18	$1,490,845	$1,422,942
2/28/18	$1,436,220	$1,370,497
3/31/18	$1,399,498	$1,335,668
4/30/18	$1,407,502	$1,340,793
5/31/18	$1,442,190	$1,373,082
6/30/18	$1,450,741	$1,381,533
7/31/18	$1,505,612	$1,432,945
8/31/18	$1,545,762	$1,479,638
9/30/18	$1,556,265	$1,488,060
10/31/18	$1,448,937	$1,386,351
11/30/18	$1,470,402	$1,414,602
12/31/18	$1,329,212	$1,286,877
1/31/19	$1,442,933	$1,390,001
2/28/19	$1,488,717	$1,434,632
3/31/19	$1,519,424	$1,462,509
4/30/19	$1,583,479	$1,521,726
5/31/19	$1,479,204	$1,425,023
6/30/19	$1,588,005	$1,525,453
7/31/19	$1,610,756	$1,547,377
8/31/19	$1,574,355	$1,522,866
9/30/19	$1,604,104	$1,551,360
10/31/19	$1,644,517	$1,584,962
11/30/19	$1,706,692	$1,642,494
12/31/19	$1,764,718	$1,692,068
1/31/20	$1,769,557	$1,691,405
2/29/20	$1,619,540	$1,552,170
3/31/20	$1,344,107	$1,360,457
4/30/20	$1,546,622	$1,534,859
5/31/20	$1,633,180	$1,607,961
6/30/20	$1,677,797	$1,639,939
7/31/20	$1,783,381	$1,732,407
8/31/20	$1,920,311	$1,856,933
9/30/20	$1,847,437	$1,786,376
10/31/20	$1,800,497	$1,738,869
11/30/20	$2,010,052	$1,929,213
12/31/20	$2,095,245	$2,003,388
1/31/21	$2,079,964	$1,983,162
2/28/21	$2,132,599	$2,037,848
3/31/21	$2,226,713	$2,127,097
4/30/21	$2,350,033	$2,240,617
5/31/21	$2,367,402	$2,256,266
6/30/21	$2,419,691	$2,308,938
7/31/21	$2,476,583	$2,363,787
8/31/21	$2,553,032	$2,435,659
9/30/21	$2,428,679	$2,322,377
10/31/21	$2,580,471	$2,485,087
11/30/21	$2,554,555	$2,467,868
12/31/21	$2,676,035	$2,578,469
1/31/22	$2,525,593	$2,445,041
2/28/22	$2,434,417	$2,371,833
3/31/22	$2,512,874	$2,459,898
4/30/22	$2,277,725	$2,245,390
5/31/22	$2,273,114	$2,249,509
6/30/22	$2,058,298	$2,063,826
7/31/22	$2,261,587	$2,254,120
8/31/22	$2,157,633	$2,162,193
9/30/22	$1,930,910	$1,963,058
10/31/22	$2,086,031	$2,121,990
11/30/22	$2,211,054	$2,240,575
12/31/22	$2,083,682	$2,111,486
1/31/23	$2,233,707	$2,244,159
2/28/23	$2,174,173	$2,189,404
3/31/23	$2,231,326	$2,269,786
4/30/23	$2,269,427	$2,305,214
5/31/23	$2,278,953	$2,315,234
6/30/23	$2,429,648	$2,468,213
7/31/23	$2,513,100	$2,547,505
8/31/23	$2,470,181	$2,506,944
9/30/23	$2,346,573	$2,387,418
10/31/23	$2,286,343	$2,337,219
11/30/23	$2,510,399	$2,550,667
12/31/23	$2,641,111	$2,666,546
1/31/24	$2,690,020	$2,711,355
2/29/24	$2,831,858	$2,856,129
3/31/24	$2,933,463	$2,948,024
4/30/24	$2,802,151	$2,827,613
5/31/24	$2,950,807	$2,967,819
6/30/24	$3,057,034	$3,074,311
7/31/24	$3,104,800	$3,111,733
8/31/24	$3,175,192	$3,187,213
9/30/24	$3,251,275	$3,255,283
10/31/24	$3,200,195	$3,225,762
11/30/24	$3,409,625	$3,415,118
12/31/24	$3,317,104	$3,333,707
1/31/25	$3,422,969	$3,426,543
2/28/25	$3,393,110	$3,381,833
3/31/25	$3,198,527	$3,191,285
4/30/25	$3,149,065	$3,169,646
5/31/25	$3,346,912	$3,369,158
6/30/25	$3,541,146	$3,540,489
7/31/25	$3,610,963	$3,619,947
8/31/25	$3,708,708	$3,693,330
9/30/25	$3,849,511	$3,828,137
10/31/25	$3,959,578	$3,917,767
11/30/25	$3,973,689	$3,927,370
12/31/25	$3,984,139	$3,929,774
1/31/26	$4,032,687	$3,986,756
2/28/26	$4,016,504	$3,956,458
3/31/26	$3,760,820	$3,759,445

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	17.58%	11.05%	14.16%
S&P 500 Index	17.80%	12.06%	14.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,553,357
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	892%
Total Net Advisory Fees Paid During the Reporting Period	$6,411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.5%
Asset-Backed Securities	23.6%
Sovereign Issues	9.2%
Exchange-Traded Funds	8.6%
Non-Agency Mortgage-Backed Securities	6.1%
Corporate Bonds & Notes	4.2%
U.S. Treasury Obligations	1.0%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	21.7%
Affiliated Investments	12.0%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(91.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTOPX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS1925TSRAR_033126

I-3: PSPNX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$128	1.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,013,253	$1,003,877
5/31/16	$1,030,960	$1,021,904
6/30/16	$1,036,406	$1,024,552
7/31/16	$1,079,733	$1,062,326
8/31/16	$1,080,710	$1,063,818
9/30/16	$1,086,148	$1,064,019
10/31/16	$1,073,757	$1,044,610
11/30/16	$1,109,266	$1,083,297
12/31/16	$1,138,781	$1,104,710
1/31/17	$1,166,517	$1,125,662
2/28/17	$1,219,909	$1,170,357
3/31/17	$1,223,063	$1,171,723
4/30/17	$1,236,353	$1,183,756
5/31/17	$1,252,993	$1,200,415
6/30/17	$1,260,798	$1,207,907
7/31/17	$1,287,628	$1,232,745
8/31/17	$1,293,088	$1,236,519
9/30/17	$1,322,284	$1,262,026
10/31/17	$1,357,058	$1,291,476
11/30/17	$1,396,339	$1,331,085
12/31/17	$1,408,820	$1,345,885
1/31/18	$1,490,189	$1,422,942
2/28/18	$1,434,783	$1,370,497
3/31/18	$1,398,730	$1,335,668
4/30/18	$1,406,333	$1,340,793
5/31/18	$1,440,991	$1,373,082
6/30/18	$1,448,874	$1,381,533
7/31/18	$1,503,725	$1,432,945
8/31/18	$1,543,860	$1,479,638
9/30/18	$1,555,029	$1,488,060
10/31/18	$1,446,351	$1,386,351
11/30/18	$1,469,160	$1,414,602
12/31/18	$1,326,272	$1,286,877
1/31/19	$1,441,471	$1,390,001
2/28/19	$1,485,779	$1,434,632
3/31/19	$1,517,726	$1,462,509
4/30/19	$1,581,771	$1,521,726
5/31/19	$1,477,511	$1,425,023
6/30/19	$1,586,061	$1,525,453
7/31/19	$1,608,805	$1,547,377
8/31/19	$1,572,414	$1,522,866
9/30/19	$1,601,943	$1,551,360
10/31/19	$1,642,341	$1,584,962
11/30/19	$1,702,938	$1,642,494
12/31/19	$1,762,170	$1,692,068
1/31/20	$1,765,394	$1,691,405
2/29/20	$1,615,457	$1,552,170
3/31/20	$1,341,682	$1,360,457
4/30/20	$1,542,444	$1,534,859
5/31/20	$1,630,584	$1,607,961
6/30/20	$1,675,358	$1,639,939
7/31/20	$1,779,141	$1,732,407
8/31/20	$1,917,518	$1,856,933
9/30/20	$1,844,059	$1,786,376
10/31/20	$1,797,204	$1,738,869
11/30/20	$2,004,703	$1,929,213
12/31/20	$2,092,248	$2,003,388
1/31/21	$2,075,307	$1,983,162
2/28/21	$2,127,825	$2,037,848
3/31/21	$2,221,459	$2,127,097
4/30/21	$2,344,488	$2,240,617
5/31/21	$2,361,816	$2,256,266
6/30/21	$2,412,686	$2,308,938
7/31/21	$2,469,413	$2,363,787
8/31/21	$2,545,640	$2,435,659
9/30/21	$2,424,508	$2,322,377
10/31/21	$2,574,077	$2,485,087
11/30/21	$2,550,072	$2,467,868
12/31/21	$2,671,465	$2,578,469
1/31/22	$2,519,264	$2,445,041
2/28/22	$2,428,398	$2,371,833
3/31/22	$2,508,495	$2,459,898
4/30/22	$2,271,888	$2,245,390
5/31/22	$2,267,293	$2,249,509
6/30/22	$2,053,160	$2,063,826
7/31/22	$2,255,713	$2,254,120
8/31/22	$2,152,135	$2,162,193
9/30/22	$1,925,954	$1,963,058
10/31/22	$2,080,492	$2,121,990
11/30/22	$2,205,045	$2,240,575
12/31/22	$2,077,602	$2,111,486
1/31/23	$2,227,019	$2,244,159
2/28/23	$2,167,727	$2,189,404
3/31/23	$2,224,647	$2,269,786
4/30/23	$2,262,594	$2,305,214
5/31/23	$2,272,081	$2,315,234
6/30/23	$2,421,960	$2,468,213
7/31/23	$2,505,067	$2,547,505
8/31/23	$2,462,326	$2,506,944
9/30/23	$2,339,493	$2,387,418
10/31/23	$2,279,506	$2,337,219
11/30/23	$2,502,658	$2,550,667
12/31/23	$2,632,623	$2,666,546
1/31/24	$2,681,331	$2,711,355
2/29/24	$2,822,581	$2,856,129
3/31/24	$2,923,915	$2,948,024
4/30/24	$2,793,141	$2,827,613
5/31/24	$2,941,187	$2,967,819
6/30/24	$3,046,689	$3,074,311
7/31/24	$3,094,255	$3,111,733
8/31/24	$3,164,351	$3,187,213
9/30/24	$3,239,821	$3,255,283
10/31/24	$3,188,961	$3,225,762
11/30/24	$3,397,489	$3,415,118
12/31/24	$3,305,046	$3,333,707
1/31/25	$3,410,440	$3,426,543
2/28/25	$3,380,714	$3,381,833
3/31/25	$3,189,471	$3,191,285
4/30/25	$3,137,498	$3,169,646
5/31/25	$3,331,711	$3,369,158
6/30/25	$3,527,529	$3,540,489
7/31/25	$3,597,023	$3,619,947
8/31/25	$3,694,315	$3,693,330
9/30/25	$3,836,756	$3,828,137
10/31/25	$3,943,488	$3,917,767
11/30/25	$3,957,532	$3,927,370
12/31/25	$3,967,084	$3,929,774
1/31/26	$4,015,385	$3,986,756
2/28/26	$3,999,285	$3,956,458
3/31/26	$3,744,902	$3,759,445

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	17.41%	11.01%	14.12%
S&P 500 Index	17.80%	12.06%	14.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,553,357
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	892%
Total Net Advisory Fees Paid During the Reporting Period	$6,411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.5%
Asset-Backed Securities	23.6%
Sovereign Issues	9.2%
Exchange-Traded Funds	8.6%
Non-Agency Mortgage-Backed Securities	6.1%
Corporate Bonds & Notes	4.2%
U.S. Treasury Obligations	1.0%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	21.7%
Affiliated Investments	12.0%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(91.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSPNX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS2198TSRAR_033126

Class A: PSPAX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.06%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index
3/31/16	$9,625	$10,000
4/30/16	$9,697	$10,039
5/31/16	$9,879	$10,219
6/30/16	$9,891	$10,246
7/31/16	$10,289	$10,623
8/31/16	$10,301	$10,638
9/30/16	$10,315	$10,640
10/31/16	$10,133	$10,446
11/30/16	$10,496	$10,833
12/31/16	$10,706	$11,047
1/31/17	$10,925	$11,257
2/28/17	$11,362	$11,704
3/31/17	$11,377	$11,717
4/30/17	$11,487	$11,838
5/31/17	$11,645	$12,004
6/30/17	$11,723	$12,079
7/31/17	$11,968	$12,327
8/31/17	$11,992	$12,365
9/30/17	$12,243	$12,620
10/31/17	$12,537	$12,915
11/30/17	$12,916	$13,311
12/31/17	$13,058	$13,459
1/31/18	$13,807	$14,229
2/28/18	$13,279	$13,705
3/31/18	$12,904	$13,357
4/30/18	$12,954	$13,408
5/31/18	$13,250	$13,731
6/30/18	$13,316	$13,815
7/31/18	$13,813	$14,329
8/31/18	$14,247	$14,796
9/30/18	$14,332	$14,881
10/31/18	$13,335	$13,864
11/30/18	$13,547	$14,146
12/31/18	$12,280	$12,869
1/31/19	$13,305	$13,900
2/28/19	$13,737	$14,346
3/31/19	$14,035	$14,625
4/30/19	$14,607	$15,217
5/31/19	$13,674	$14,250
6/30/19	$14,656	$15,255
7/31/19	$14,856	$15,474
8/31/19	$14,595	$15,229
9/30/19	$14,869	$15,514
10/31/19	$15,183	$15,850
11/30/19	$15,718	$16,425
12/31/19	$16,212	$16,921
1/31/20	$16,230	$16,914
2/29/20	$14,892	$15,522
3/31/20	$12,710	$13,605
4/30/20	$14,503	$15,349
5/31/20	$15,259	$16,080
6/30/20	$15,615	$16,399
7/31/20	$16,534	$17,324
8/31/20	$17,737	$18,569
9/30/20	$17,058	$17,864
10/31/20	$16,590	$17,389
11/30/20	$18,442	$19,292
12/31/20	$19,156	$20,034
1/31/21	$18,956	$19,832
2/28/21	$19,430	$20,378
3/31/21	$20,270	$21,271
4/30/21	$21,365	$22,406
5/31/21	$21,514	$22,563
6/30/21	$21,999	$23,089
7/31/21	$22,522	$23,638
8/31/21	$23,194	$24,357
9/30/21	$22,081	$23,224
10/31/21	$23,581	$24,851
11/30/21	$23,372	$24,679
12/31/21	$24,405	$25,785
1/31/22	$23,066	$24,450
2/28/22	$22,258	$23,718
3/31/22	$22,981	$24,599
4/30/22	$20,873	$22,454
5/31/22	$20,830	$22,495
6/30/22	$18,955	$20,638
7/31/22	$20,746	$22,541
8/31/22	$19,850	$21,622
9/30/22	$17,861	$19,631
10/31/22	$19,227	$21,220
11/30/22	$20,315	$22,406
12/31/22	$19,147	$21,115
1/31/23	$20,461	$22,442
2/28/23	$19,921	$21,894
3/31/23	$20,555	$22,698
4/30/23	$20,883	$23,052
5/31/23	$20,953	$23,152
6/30/23	$22,321	$24,682
7/31/23	$23,054	$25,475
8/31/23	$22,699	$25,069
9/30/23	$21,580	$23,874
10/31/23	$21,079	$23,372
11/30/23	$23,036	$25,507
12/31/23	$24,130	$26,665
1/31/24	$24,542	$27,114
2/29/24	$25,875	$28,561
3/31/24	$26,732	$29,480
4/30/24	$25,622	$28,276
5/31/24	$26,880	$29,678
6/30/24	$27,816	$30,743
7/31/24	$28,142	$31,117
8/31/24	$28,794	$31,872
9/30/24	$29,395	$32,553
10/31/24	$29,063	$32,258
11/30/24	$30,797	$34,151
12/31/24	$30,064	$33,337
1/31/25	$30,923	$34,265
2/28/25	$30,535	$33,818
3/31/25	$28,770	$31,913
4/30/25	$28,406	$31,696
5/31/25	$30,226	$33,692
6/30/25	$31,814	$35,405
7/31/25	$32,523	$36,199
8/31/25	$33,233	$36,933
9/30/25	$34,440	$38,281
10/31/25	$35,267	$39,178
11/30/25	$35,296	$39,274
12/31/25	$35,342	$39,298
1/31/26	$35,853	$39,868
2/28/26	$35,547	$39,565
3/31/26	$33,632	$37,594

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	16.90%	10.66%	13.33%
Class A (including sales charge)	12.52%	9.81%	12.90%
S&P 500 Index	17.80%	12.06%	14.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSPAX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2026

PIMS4008TSRAR_033126

Class C: PSPCX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.56%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	S&P 500 Index
3/31/16	$10,000	$10,000
4/30/16	$10,066	$10,039
5/31/16	$10,250	$10,219
6/30/16	$10,264	$10,246
7/31/16	$10,672	$10,623
8/31/16	$10,685	$10,638
9/30/16	$10,690	$10,640
10/31/16	$10,505	$10,446
11/30/16	$10,874	$10,833
12/31/16	$11,088	$11,047
1/31/17	$11,312	$11,257
2/28/17	$11,748	$11,704
3/31/17	$11,755	$11,717
4/30/17	$11,874	$11,838
5/31/17	$12,033	$12,004
6/30/17	$12,105	$12,079
7/31/17	$12,357	$12,327
8/31/17	$12,384	$12,365
9/30/17	$12,626	$12,620
10/31/17	$12,919	$12,915
11/30/17	$13,304	$13,311
12/31/17	$13,454	$13,459
1/31/18	$14,213	$14,229
2/28/18	$13,667	$13,705
3/31/18	$13,274	$13,357
4/30/18	$13,315	$13,408
5/31/18	$13,609	$13,731
6/30/18	$13,682	$13,815
7/31/18	$14,179	$14,329
8/31/18	$14,635	$14,796
9/30/18	$14,711	$14,881
10/31/18	$13,674	$13,864
11/30/18	$13,889	$14,146
12/31/18	$12,584	$12,869
1/31/19	$13,639	$13,900
2/28/19	$14,076	$14,346
3/31/19	$14,355	$14,625
4/30/19	$14,946	$15,217
5/31/19	$13,994	$14,250
6/30/19	$14,970	$15,255
7/31/19	$15,188	$15,474
8/31/19	$14,903	$15,229
9/30/19	$15,167	$15,514
10/31/19	$15,493	$15,850
11/30/19	$16,043	$16,425
12/31/19	$16,545	$16,921
1/31/20	$16,545	$16,914
2/29/20	$15,190	$15,522
3/31/20	$12,949	$13,605
4/30/20	$14,763	$15,349
5/31/20	$15,516	$16,080
6/30/20	$15,894	$16,399
7/31/20	$16,806	$17,324
8/31/20	$18,029	$18,569
9/30/20	$17,320	$17,864
10/31/20	$16,847	$17,389
11/30/20	$18,721	$19,292
12/31/20	$19,441	$20,034
1/31/21	$19,221	$19,832
2/28/21	$19,701	$20,378
3/31/21	$20,554	$21,271
4/30/21	$21,654	$22,406
5/31/21	$21,776	$22,563
6/30/21	$22,270	$23,089
7/31/21	$22,782	$23,638
8/31/21	$23,458	$24,357
9/30/21	$22,336	$23,224
10/31/21	$23,815	$24,851
11/30/21	$23,607	$24,679
12/31/21	$24,651	$25,785
1/31/22	$23,262	$24,450
2/28/22	$22,462	$23,718
3/31/22	$23,167	$24,599
4/30/22	$21,046	$22,454
5/31/22	$20,975	$22,495
6/30/22	$19,096	$20,638
7/31/22	$20,888	$22,541
8/31/22	$19,969	$21,622
9/30/22	$17,965	$19,631
10/31/22	$19,332	$21,220
11/30/22	$20,440	$22,406
12/31/22	$19,248	$21,115
1/31/23	$20,556	$22,442
2/28/23	$20,007	$21,894
3/31/23	$20,635	$22,698
4/30/23	$20,948	$23,052
5/31/23	$21,001	$23,152
6/30/23	$22,350	$24,682
7/31/23	$23,088	$25,475
8/31/23	$22,719	$25,069
9/30/23	$21,607	$23,874
10/31/23	$21,074	$23,372
11/30/23	$23,043	$25,507
12/31/23	$24,125	$26,665
1/31/24	$24,531	$27,114
2/29/24	$25,854	$28,561
3/31/24	$26,678	$29,480
4/30/24	$25,576	$28,276
5/31/24	$26,815	$29,678
6/30/24	$27,753	$30,743
7/31/24	$28,062	$31,117
8/31/24	$28,678	$31,872
9/30/24	$29,289	$32,553
10/31/24	$28,947	$32,258
11/30/24	$30,658	$34,151
12/31/24	$29,891	$33,337
1/31/25	$30,736	$34,265
2/28/25	$30,360	$33,818
3/31/25	$28,590	$31,913
4/30/25	$28,210	$31,696
5/31/25	$30,013	$33,692
6/30/25	$31,561	$35,405
7/31/25	$32,235	$36,199
8/31/25	$32,942	$36,933
9/30/25	$34,112	$38,281
10/31/25	$34,919	$39,178
11/30/25	$34,951	$39,274
12/31/25	$34,963	$39,298
1/31/26	$35,477	$39,868
2/28/26	$35,160	$39,565
3/31/26	$33,262	$37,594

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	16.34%	10.11%	12.77%
Class C (including sales charge)	15.42%	10.11%	12.77%
S&P 500 Index	17.80%	12.06%	14.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSPCX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2026

PIMS4208TSRAR_033126

Institutional Class: PSTKX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.66%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,007,018	$1,003,877
5/31/16	$1,026,901	$1,021,904
6/30/16	$1,028,070	$1,024,552
7/31/16	$1,070,175	$1,062,326
8/31/16	$1,072,515	$1,063,818
9/30/16	$1,074,065	$1,064,019
10/31/16	$1,055,283	$1,044,610
11/30/16	$1,094,020	$1,083,297
12/31/16	$1,115,594	$1,104,710
1/31/17	$1,139,154	$1,125,662
2/28/17	$1,185,097	$1,170,357
3/31/17	$1,186,276	$1,171,723
4/30/17	$1,198,103	$1,183,756
5/31/17	$1,215,844	$1,200,415
6/30/17	$1,222,952	$1,207,907
7/31/17	$1,249,074	$1,232,745
8/31/17	$1,252,636	$1,236,519
9/30/17	$1,279,355	$1,262,026
10/31/17	$1,310,297	$1,291,476
11/30/17	$1,349,570	$1,331,085
12/31/17	$1,365,729	$1,345,885
1/31/18	$1,444,590	$1,422,942
2/28/18	$1,389,627	$1,370,497
3/31/18	$1,350,591	$1,335,668
4/30/18	$1,355,401	$1,340,793
5/31/18	$1,387,873	$1,373,082
6/30/18	$1,395,155	$1,381,533
7/31/18	$1,447,096	$1,432,945
8/31/18	$1,494,205	$1,479,638
9/30/18	$1,503,811	$1,488,060
10/31/18	$1,399,430	$1,386,351
11/30/18	$1,422,491	$1,414,602
12/31/18	$1,288,124	$1,286,877
1/31/19	$1,398,208	$1,390,001
2/28/19	$1,443,957	$1,434,632
3/31/19	$1,475,061	$1,462,509
4/30/19	$1,535,858	$1,521,726
5/31/19	$1,438,872	$1,425,023
6/30/19	$1,541,471	$1,525,453
7/31/19	$1,563,597	$1,547,377
8/31/19	$1,537,046	$1,522,866
9/30/19	$1,564,676	$1,551,360
10/31/19	$1,599,379	$1,584,962
11/30/19	$1,656,716	$1,642,494
12/31/19	$1,710,189	$1,692,068
1/31/20	$1,711,842	$1,691,405
2/29/20	$1,571,391	$1,552,170
3/31/20	$1,341,999	$1,360,457
4/30/20	$1,530,848	$1,534,859
5/31/20	$1,611,067	$1,607,961
6/30/20	$1,649,094	$1,639,939
7/31/20	$1,746,593	$1,732,407
8/31/20	$1,876,033	$1,856,933
9/30/20	$1,802,783	$1,786,376
10/31/20	$1,754,982	$1,738,869
11/30/20	$1,949,600	$1,929,213
12/31/20	$2,026,266	$2,003,388
1/31/21	$2,005,502	$1,983,162
2/28/21	$2,057,413	$2,037,848
3/31/21	$2,147,295	$2,127,097
4/30/21	$2,263,460	$2,240,617
5/31/21	$2,281,061	$2,256,266
6/30/21	$2,332,261	$2,308,938
7/31/21	$2,388,929	$2,363,787
8/31/21	$2,461,536	$2,435,659
9/30/21	$2,343,808	$2,322,377
10/31/21	$2,502,100	$2,485,087
11/30/21	$2,482,314	$2,467,868
12/31/21	$2,593,156	$2,578,469
1/31/22	$2,449,866	$2,445,041
2/28/22	$2,366,280	$2,371,833
3/31/22	$2,443,804	$2,459,898
4/30/22	$2,220,371	$2,245,390
5/31/22	$2,216,381	$2,249,509
6/30/22	$2,017,977	$2,063,826
7/31/22	$2,209,784	$2,254,120
8/31/22	$2,113,880	$2,162,193
9/30/22	$1,902,969	$1,963,058
10/31/22	$2,049,043	$2,121,990
11/30/22	$2,167,103	$2,240,575
12/31/22	$2,043,661	$2,111,486
1/31/23	$2,182,952	$2,244,159
2/28/23	$2,126,365	$2,189,404
3/31/23	$2,193,834	$2,269,786
4/30/23	$2,230,833	$2,305,214
5/31/23	$2,239,539	$2,315,234
6/30/23	$2,385,094	$2,468,213
7/31/23	$2,466,204	$2,547,505
8/31/23	$2,426,745	$2,506,944
9/30/23	$2,309,432	$2,387,418
10/31/23	$2,256,341	$2,337,219
11/30/23	$2,466,491	$2,550,667
12/31/23	$2,585,670	$2,666,546
1/31/24	$2,630,521	$2,711,355
2/29/24	$2,774,045	$2,856,129
3/31/24	$2,866,490	$2,948,024
4/30/24	$2,748,002	$2,827,613
5/31/24	$2,884,719	$2,967,819
6/30/24	$2,986,590	$3,074,311
7/31/24	$3,021,291	$3,111,733
8/31/24	$3,090,693	$3,187,213
9/30/24	$3,157,850	$3,255,283
10/31/24	$3,124,980	$3,225,762
11/30/24	$3,312,808	$3,415,118
12/31/24	$3,231,303	$3,333,707
1/31/25	$3,324,635	$3,426,543
2/28/25	$3,286,798	$3,381,833
3/31/25	$3,097,942	$3,191,285
4/30/25	$3,059,759	$3,169,646
5/31/25	$3,255,766	$3,369,158
6/30/25	$3,430,091	$3,540,489
7/31/25	$3,504,826	$3,619,947
8/31/25	$3,584,715	$3,693,330
9/30/25	$3,714,984	$3,828,137
10/31/25	$3,805,656	$3,917,767
11/30/25	$3,810,837	$3,927,370
12/31/25	$3,815,184	$3,929,774
1/31/26	$3,872,216	$3,986,756
2/28/26	$3,839,197	$3,956,458
3/31/26	$3,636,777	$3,759,445

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	17.39%	11.11%	13.78%
S&P 500 Index	17.80%	12.06%	14.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSTKX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2026

PIMS0104TSRAR_033126

I-2: PSKPX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$83	0.76%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,008,206	$1,003,877
5/31/16	$1,026,964	$1,021,904
6/30/16	$1,028,136	$1,024,552
7/31/16	$1,070,340	$1,062,326
8/31/16	$1,071,512	$1,063,818
9/30/16	$1,073,091	$1,064,019
10/31/16	$1,055,442	$1,044,610
11/30/16	$1,093,094	$1,083,297
12/31/16	$1,115,433	$1,104,710
1/31/17	$1,137,860	$1,125,662
2/28/17	$1,183,894	$1,170,357
3/31/17	$1,186,185	$1,171,723
4/30/17	$1,198,035	$1,183,756
5/31/17	$1,214,625	$1,200,415
6/30/17	$1,222,858	$1,207,907
7/31/17	$1,249,028	$1,232,745
8/31/17	$1,252,597	$1,236,519
9/30/17	$1,279,025	$1,262,026
10/31/17	$1,308,825	$1,291,476
11/30/17	$1,349,353	$1,331,085
12/31/17	$1,364,024	$1,345,885
1/31/18	$1,442,994	$1,422,942
2/28/18	$1,386,758	$1,370,497
3/31/18	$1,348,717	$1,335,668
4/30/18	$1,353,534	$1,340,793
5/31/18	$1,384,843	$1,373,082
6/30/18	$1,393,049	$1,381,533
7/31/18	$1,445,046	$1,432,945
8/31/18	$1,492,207	$1,479,638
9/30/18	$1,501,394	$1,488,060
10/31/18	$1,395,714	$1,386,351
11/30/18	$1,418,793	$1,414,602
12/31/18	$1,286,094	$1,286,877
1/31/19	$1,394,818	$1,390,001
2/28/19	$1,440,597	$1,434,632
3/31/19	$1,471,468	$1,462,509
4/30/19	$1,532,297	$1,521,726
5/31/19	$1,435,261	$1,425,023
6/30/19	$1,537,684	$1,525,453
7/31/19	$1,559,819	$1,547,377
8/31/19	$1,531,781	$1,522,866
9/30/19	$1,560,575	$1,551,360
10/31/19	$1,595,288	$1,584,962
11/30/19	$1,652,640	$1,642,494
12/31/19	$1,704,277	$1,692,068
1/31/20	$1,705,930	$1,691,405
2/29/20	$1,567,075	$1,552,170
3/31/20	$1,337,093	$1,360,457
4/30/20	$1,524,286	$1,534,859
5/31/20	$1,604,511	$1,607,961
6/30/20	$1,643,919	$1,639,939
7/31/20	$1,739,730	$1,732,407
8/31/20	$1,869,160	$1,856,933
9/30/20	$1,795,450	$1,786,376
10/31/20	$1,747,662	$1,738,869
11/30/20	$1,942,226	$1,929,213
12/31/20	$2,018,157	$2,003,388
1/31/21	$1,997,405	$1,983,162
2/28/21	$2,047,556	$2,037,848
3/31/21	$2,138,762	$2,127,097
4/30/21	$2,254,846	$2,240,617
5/31/21	$2,270,676	$2,256,266
6/30/21	$2,321,054	$2,308,938
7/31/21	$2,377,666	$2,363,787
8/31/21	$2,450,199	$2,435,659
9/30/21	$2,333,879	$2,322,377
10/31/21	$2,490,189	$2,485,087
11/30/21	$2,470,426	$2,467,868
12/31/21	$2,580,532	$2,578,469
1/31/22	$2,437,390	$2,445,041
2/28/22	$2,353,890	$2,371,833
3/31/22	$2,430,823	$2,459,898
4/30/22	$2,207,666	$2,245,390
5/31/22	$2,203,681	$2,249,509
6/30/22	$2,007,045	$2,063,826
7/31/22	$2,198,572	$2,254,120
8/31/22	$2,102,808	$2,162,193
9/30/22	$1,891,742	$1,963,058
10/31/22	$2,037,567	$2,121,990
11/30/22	$2,155,427	$2,240,575
12/31/22	$2,029,359	$2,111,486
1/31/23	$2,170,589	$2,244,159
2/28/23	$2,111,924	$2,189,404
3/31/23	$2,181,453	$2,269,786
4/30/23	$2,216,217	$2,305,214
5/31/23	$2,224,908	$2,315,234
6/30/23	$2,369,807	$2,468,213
7/31/23	$2,448,581	$2,547,505
8/31/23	$2,411,382	$2,506,944
9/30/23	$2,293,691	$2,387,418
10/31/23	$2,240,709	$2,337,219
11/30/23	$2,450,430	$2,550,667
12/31/23	$2,566,523	$2,666,546
1/31/24	$2,611,275	$2,711,355
2/29/24	$2,752,244	$2,856,129
3/31/24	$2,843,982	$2,948,024
4/30/24	$2,728,040	$2,827,613
5/31/24	$2,864,442	$2,967,819
6/30/24	$2,963,348	$3,074,311
7/31/24	$2,997,967	$3,111,733
8/31/24	$3,067,204	$3,187,213
9/30/24	$3,133,488	$3,255,283
10/31/24	$3,098,359	$3,225,762
11/30/24	$3,285,713	$3,415,118
12/31/24	$3,206,041	$3,333,707
1/31/25	$3,299,152	$3,426,543
2/28/25	$3,258,887	$3,381,833
3/31/25	$3,072,337	$3,191,285
4/30/25	$3,031,711	$3,169,646
5/31/25	$3,229,763	$3,369,158
6/30/25	$3,400,491	$3,540,489
7/31/25	$3,475,029	$3,619,947
8/31/25	$3,552,138	$3,693,330
9/30/25	$3,681,286	$3,828,137
10/31/25	$3,771,704	$3,917,767
11/30/25	$3,774,287	$3,927,370
12/31/25	$3,779,564	$3,929,774
1/31/26	$3,836,467	$3,986,756
2/28/26	$3,803,523	$3,956,458
3/31/26	$3,600,736	$3,759,445

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	17.20%	10.98%	13.67%
S&P 500 Index	17.80%	12.06%	14.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSKPX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2026

PIMS1924TSRAR_033126

Class R: PSPRX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$142	1.31%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class R	S&P 500 Index
3/31/16	$10,000	$10,000
4/30/16	$10,073	$10,039
5/31/16	$10,256	$10,219
6/30/16	$10,268	$10,246
7/31/16	$10,671	$10,623
8/31/16	$10,695	$10,638
9/30/16	$10,697	$10,640
10/31/16	$10,514	$10,446
11/30/16	$10,893	$10,833
12/31/16	$11,096	$11,047
1/31/17	$11,328	$11,257
2/28/17	$11,781	$11,704
3/31/17	$11,780	$11,717
4/30/17	$11,902	$11,838
5/31/17	$12,062	$12,004
6/30/17	$12,134	$12,079
7/31/17	$12,392	$12,327
8/31/17	$12,417	$12,365
9/30/17	$12,673	$12,620
10/31/17	$12,969	$12,915
11/30/17	$13,351	$13,311
12/31/17	$13,510	$13,459
1/31/18	$14,275	$14,229
2/28/18	$13,720	$13,705
3/31/18	$13,334	$13,357
4/30/18	$13,384	$13,408
5/31/18	$13,682	$13,731
6/30/18	$13,742	$13,815
7/31/18	$14,253	$14,329
8/31/18	$14,714	$14,796
9/30/18	$14,803	$14,881
10/31/18	$13,753	$13,864
11/30/18	$13,978	$14,146
12/31/18	$12,663	$12,869
1/31/19	$13,730	$13,900
2/28/19	$14,161	$14,346
3/31/19	$14,466	$14,625
4/30/19	$15,051	$15,217
5/31/19	$14,091	$14,250
6/30/19	$15,093	$15,255
7/31/19	$15,307	$15,474
8/31/19	$15,032	$15,229
9/30/19	$15,296	$15,514
10/31/19	$15,640	$15,850
11/30/19	$16,187	$16,425
12/31/19	$16,684	$16,921
1/31/20	$16,701	$16,914
2/29/20	$15,325	$15,522
3/31/20	$13,071	$13,605
4/30/20	$14,896	$15,349
5/31/20	$15,678	$16,080
6/30/20	$16,040	$16,399
7/31/20	$16,983	$17,324
8/31/20	$18,224	$18,569
9/30/20	$17,505	$17,864
10/31/20	$17,026	$17,389
11/30/20	$18,924	$19,292
12/31/20	$19,652	$20,034
1/31/21	$19,454	$19,832
2/28/21	$19,921	$20,378
3/31/21	$20,791	$21,271
4/30/21	$21,906	$22,406
5/31/21	$22,052	$22,563
6/30/21	$22,556	$23,089
7/31/21	$23,089	$23,638
8/31/21	$23,768	$24,357
9/30/21	$22,622	$23,224
10/31/21	$24,152	$24,851
11/30/21	$23,946	$24,679
12/31/21	$24,982	$25,785
1/31/22	$23,591	$24,450
2/28/22	$22,781	$23,718
3/31/22	$23,512	$24,599
4/30/22	$21,350	$22,454
5/31/22	$21,288	$22,495
6/30/22	$19,387	$20,638
7/31/22	$21,217	$22,541
8/31/22	$20,281	$21,622
9/30/22	$18,245	$19,631
10/31/22	$19,639	$21,220
11/30/22	$20,763	$22,406
12/31/22	$19,545	$21,115
1/31/23	$20,888	$22,442
2/28/23	$20,341	$21,894
3/31/23	$20,979	$22,698
4/30/23	$21,320	$23,052
5/31/23	$21,365	$23,152
6/30/23	$22,748	$24,682
7/31/23	$23,504	$25,475
8/31/23	$23,138	$25,069
9/30/23	$22,014	$23,874
10/31/23	$21,483	$23,372
11/30/23	$23,469	$25,507
12/31/23	$24,577	$26,665
1/31/24	$24,998	$27,114
2/29/24	$26,356	$28,561
3/31/24	$27,214	$29,480
4/30/24	$26,072	$28,276
5/31/24	$27,356	$29,678
6/30/24	$28,315	$30,743
7/31/24	$28,629	$31,117
8/31/24	$29,281	$31,872
9/30/24	$29,887	$32,553
10/31/24	$29,544	$32,258
11/30/24	$31,309	$34,151
12/31/24	$30,531	$33,337
1/31/25	$31,405	$34,265
2/28/25	$31,008	$33,818
3/31/25	$29,222	$31,913
4/30/25	$28,848	$31,696
5/31/25	$30,692	$33,692
6/30/25	$32,300	$35,405
7/31/25	$32,977	$36,199
8/31/25	$33,708	$36,933
9/30/25	$34,943	$38,281
10/31/25	$35,759	$39,178
11/30/25	$35,786	$39,274
12/31/25	$35,834	$39,298
1/31/26	$36,346	$39,868
2/28/26	$36,026	$39,565
3/31/26	$34,073	$37,594

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	16.60%	10.38%	13.04%
S&P 500 Index	17.80%	12.06%	14.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PSPRX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2026

PIMS4508TSRAR_033126

I-3: PSTNX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$88	0.81%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,006,893	$1,003,877
5/31/16	$1,026,646	$1,021,904
6/30/16	$1,027,690	$1,024,552
7/31/16	$1,069,646	$1,062,326
8/31/16	$1,071,847	$1,063,818
9/30/16	$1,073,265	$1,064,019
10/31/16	$1,054,363	$1,044,610
11/30/16	$1,092,934	$1,083,297
12/31/16	$1,114,344	$1,104,710
1/31/17	$1,137,734	$1,125,662
2/28/17	$1,183,485	$1,170,357
3/31/17	$1,184,511	$1,171,723
4/30/17	$1,196,175	$1,183,756
5/31/17	$1,213,734	$1,200,415
6/30/17	$1,220,679	$1,207,907
7/31/17	$1,246,594	$1,232,745
8/31/17	$1,249,991	$1,236,519
9/30/17	$1,276,498	$1,262,026
10/31/17	$1,307,206	$1,291,476
11/30/17	$1,346,224	$1,331,085
12/31/17	$1,362,171	$1,345,885
1/31/18	$1,440,645	$1,422,942
2/28/18	$1,385,672	$1,370,497
3/31/18	$1,346,572	$1,335,668
4/30/18	$1,351,188	$1,340,793
5/31/18	$1,382,443	$1,373,082
6/30/18	$1,389,736	$1,381,533
7/31/18	$1,442,862	$1,432,945
8/31/18	$1,488,744	$1,479,638
9/30/18	$1,497,462	$1,488,060
10/31/18	$1,393,185	$1,386,351
11/30/18	$1,416,223	$1,414,602
12/31/18	$1,282,635	$1,286,877
1/31/19	$1,391,308	$1,390,001
2/28/19	$1,437,065	$1,434,632
3/31/19	$1,467,921	$1,462,509
4/30/19	$1,528,722	$1,521,726
5/31/19	$1,431,730	$1,425,023
6/30/19	$1,533,390	$1,525,453
7/31/19	$1,555,485	$1,547,377
8/31/19	$1,527,498	$1,522,866
9/30/19	$1,555,633	$1,551,360
10/31/19	$1,590,303	$1,584,962
11/30/19	$1,647,584	$1,642,494
12/31/19	$1,700,402	$1,692,068
1/31/20	$1,702,053	$1,691,405
2/29/20	$1,561,728	$1,552,170
3/31/20	$1,331,951	$1,360,457
4/30/20	$1,520,561	$1,534,859
5/31/20	$1,599,009	$1,607,961
6/30/20	$1,638,260	$1,639,939
7/31/20	$1,735,616	$1,732,407
8/31/20	$1,863,185	$1,856,933
9/30/20	$1,789,452	$1,786,376
10/31/20	$1,741,733	$1,738,869
11/30/20	$1,936,016	$1,929,213
12/31/20	$2,011,835	$2,003,388
1/31/21	$1,991,112	$1,983,162
2/28/21	$2,041,193	$2,037,848
3/31/21	$2,132,048	$2,127,097
4/30/21	$2,246,202	$2,240,617
5/31/21	$2,262,008	$2,256,266
6/30/21	$2,313,916	$2,308,938
7/31/21	$2,370,439	$2,363,787
8/31/21	$2,441,093	$2,435,659
9/30/21	$2,324,666	$2,322,377
10/31/21	$2,480,720	$2,485,087
11/30/21	$2,460,989	$2,467,868
12/31/21	$2,570,692	$2,578,469
1/31/22	$2,427,765	$2,445,041
2/28/22	$2,346,377	$2,371,833
3/31/22	$2,420,887	$2,459,898
4/30/22	$2,200,083	$2,245,390
5/31/22	$2,194,115	$2,249,509
6/30/22	$1,997,835	$2,063,826
7/31/22	$2,189,053	$2,254,120
8/31/22	$2,093,444	$2,162,193
9/30/22	$1,884,662	$1,963,058
10/31/22	$2,028,255	$2,121,990
11/30/22	$2,145,922	$2,240,575
12/31/22	$2,022,022	$2,111,486
1/31/23	$2,160,874	$2,244,159
2/28/23	$2,104,465	$2,189,404
3/31/23	$2,171,722	$2,269,786
4/30/23	$2,206,434	$2,305,214
5/31/23	$2,215,113	$2,315,234
6/30/23	$2,357,452	$2,468,213
7/31/23	$2,438,292	$2,547,505
8/31/23	$2,398,965	$2,506,944
9/30/23	$2,283,412	$2,387,418
10/31/23	$2,230,515	$2,337,219
11/30/23	$2,437,697	$2,550,667
12/31/23	$2,553,352	$2,666,546
1/31/24	$2,598,030	$2,711,355
2/29/24	$2,738,766	$2,856,129
3/31/24	$2,830,157	$2,948,024
4/30/24	$2,714,409	$2,827,613
5/31/24	$2,848,314	$2,967,819
6/30/24	$2,948,974	$3,074,311
7/31/24	$2,983,532	$3,111,733
8/31/24	$3,050,345	$3,187,213
9/30/24	$3,116,111	$3,255,283
10/31/24	$3,083,384	$3,225,762
11/30/24	$3,268,059	$3,415,118
12/31/24	$3,187,961	$3,333,707
1/31/25	$3,280,912	$3,426,543
2/28/25	$3,240,717	$3,381,833
3/31/25	$3,054,097	$3,191,285
4/30/25	$3,016,079	$3,169,646
5/31/25	$3,211,237	$3,369,158
6/30/25	$3,381,303	$3,540,489
7/31/25	$3,455,701	$3,619,947
8/31/25	$3,532,666	$3,693,330
9/30/25	$3,660,873	$3,828,137
10/31/25	$3,751,106	$3,917,767
11/30/25	$3,753,684	$3,927,370
12/31/25	$3,759,356	$3,929,774
1/31/26	$3,813,189	$3,986,756
2/28/26	$3,783,282	$3,956,458
3/31/26	$3,580,390	$3,759,445

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	17.23%	10.92%	13.60%
S&P 500 Index	17.80%	12.06%	14.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSTNX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2026

PIMS2199TSRAR_033126

Class A: PIPAX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.30%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index ("Index") contributed to absolute performance, as the Index returned 20.10%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	MSCI EAFE Hedged USD Index
3/31/16	$9,625	$10,000
4/30/16	$9,838	$10,128
5/31/16	$10,036	$10,323
6/30/16	$9,667	$9,926
7/31/16	$10,170	$10,406
8/31/16	$10,262	$10,512
9/30/16	$10,379	$10,556
10/31/16	$10,578	$10,690
11/30/16	$10,685	$10,822
12/31/16	$11,273	$11,322
1/31/17	$11,334	$11,347
2/28/17	$11,656	$11,597
3/31/17	$11,930	$11,891
4/30/17	$12,100	$12,072
5/31/17	$12,409	$12,342
6/30/17	$12,308	$12,259
7/31/17	$12,403	$12,357
8/31/17	$12,450	$12,369
9/30/17	$12,852	$12,717
10/31/17	$13,256	$13,105
11/30/17	$13,208	$13,050
12/31/17	$13,339	$13,229
1/31/18	$13,537	$13,410
2/28/18	$13,107	$12,996
3/31/18	$12,810	$12,731
4/30/18	$13,454	$13,313
5/31/18	$13,388	$13,247
6/30/18	$13,369	$13,232
7/31/18	$13,766	$13,606
8/31/18	$13,518	$13,403
9/30/18	$13,735	$13,618
10/31/18	$12,865	$12,769
11/30/18	$12,798	$12,767
12/31/18	$11,937	$12,043
1/31/19	$12,739	$12,732
2/28/19	$13,202	$13,196
3/31/19	$13,393	$13,399
4/30/19	$13,905	$13,878
5/31/19	$13,210	$13,266
6/30/19	$13,917	$13,869
7/31/19	$14,066	$13,993
8/31/19	$13,601	$13,683
9/30/19	$14,103	$14,189
10/31/19	$14,391	$14,457
11/30/19	$14,737	$14,780
12/31/19	$15,030	$15,011
1/31/20	$14,890	$14,850
2/29/20	$13,648	$13,687
3/31/20	$11,336	$12,022
4/30/20	$12,318	$12,694
5/31/20	$12,953	$13,216
6/30/20	$13,403	$13,573
7/31/20	$13,301	$13,327
8/31/20	$13,935	$13,881
9/30/20	$13,812	$13,754
10/31/20	$13,280	$13,222
11/30/20	$15,183	$14,999
12/31/20	$15,633	$15,386
1/31/21	$15,654	$15,336
2/28/21	$16,043	$15,741
3/31/21	$16,820	$16,559
4/30/21	$17,045	$16,778
5/31/21	$17,516	$17,138
6/30/21	$17,655	$17,377
7/31/21	$17,718	$17,454
8/31/21	$18,137	$17,852
9/30/21	$17,867	$17,633
10/31/21	$18,130	$18,029
11/30/21	$17,517	$17,592
12/31/21	$18,453	$18,376
1/31/22	$17,704	$17,725
2/28/22	$17,263	$17,345
3/31/22	$17,616	$17,731
4/30/22	$17,263	$17,515
5/31/22	$17,153	$17,495
6/30/22	$15,910	$16,441
7/31/22	$16,875	$17,319
8/31/22	$16,471	$16,961
9/30/22	$15,274	$15,978
10/31/22	$16,120	$16,862
11/30/22	$17,126	$18,038
12/31/22	$16,744	$17,529
1/31/23	$18,036	$18,694
2/28/23	$18,206	$18,848
3/31/23	$18,135	$18,989
4/30/23	$18,601	$19,468
5/31/23	$18,306	$19,212
6/30/23	$19,048	$19,946
7/31/23	$19,502	$20,331
8/31/23	$19,149	$20,009
9/30/23	$18,972	$19,837
10/31/23	$18,246	$19,223
11/30/23	$19,516	$20,383
12/31/23	$20,170	$21,026
1/31/24	$20,843	$21,604
2/29/24	$21,407	$22,299
3/31/24	$22,325	$23,235
4/30/24	$22,133	$23,086
5/31/24	$22,765	$23,712
6/30/24	$22,674	$23,631
7/31/24	$22,931	$23,868
8/31/24	$23,131	$24,020
9/30/24	$23,186	$23,979
10/31/24	$22,593	$23,677
11/30/24	$22,948	$23,855
12/31/24	$23,070	$24,000
1/31/25	$24,316	$25,201
2/28/25	$24,681	$25,484
3/31/25	$23,982	$24,807
4/30/25	$23,860	$24,807
5/31/25	$24,924	$26,009
6/30/25	$25,114	$26,116
7/31/25	$25,584	$26,527
8/31/25	$26,303	$27,153
9/30/25	$26,891	$27,696
10/31/25	$27,953	$28,672
11/30/25	$28,178	$28,880
12/31/25	$28,831	$29,542
1/31/26	$29,865	$30,556
2/28/26	$31,521	$32,252
3/31/26	$28,589	$29,792

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	19.21%	11.19%	11.50%
Class A (including sales charge)	14.74%	10.35%	11.08%
MSCI EAFE Hedged USD Index	20.10%	12.46%	11.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,369,315
# of Portfolio Holdings	1,838
Portfolio Turnover Rate	911%
Total Net Advisory Fees Paid During the Reporting Period	$14,867
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	97.5%
Asset-Backed Securities	19.4%
Sovereign Issues	11.0%
Non-Agency Mortgage-Backed Securities	8.2%
Exchange-Traded Funds	3.8%
Corporate Bonds & Notes	3.5%
U.S. Treasury Obligations	2.3%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	19.3%
Affiliated Investments	18.6%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(88.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PIPAX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS4044TSRAR_033126

Class C: PIPCX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index ("Index") contributed to absolute performance, as the Index returned 20.10%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	MSCI EAFE Hedged USD Index
3/31/16	$10,000	$10,000
4/30/16	$10,203	$10,128
5/31/16	$10,407	$10,323
6/30/16	$10,015	$9,926
7/31/16	$10,524	$10,406
8/31/16	$10,609	$10,512
9/30/16	$10,720	$10,556
10/31/16	$10,925	$10,690
11/30/16	$11,044	$10,822
12/31/16	$11,639	$11,322
1/31/17	$11,690	$11,347
2/28/17	$12,014	$11,597
3/31/17	$12,300	$11,891
4/30/17	$12,472	$12,072
5/31/17	$12,780	$12,342
6/30/17	$12,669	$12,259
7/31/17	$12,757	$12,357
8/31/17	$12,774	$12,369
9/30/17	$13,178	$12,717
10/31/17	$13,609	$13,105
11/30/17	$13,555	$13,050
12/31/17	$13,657	$13,229
1/31/18	$13,859	$13,410
2/28/18	$13,401	$12,996
3/31/18	$13,089	$12,731
4/30/18	$13,749	$13,313
5/31/18	$13,676	$13,247
6/30/18	$13,637	$13,232
7/31/18	$14,041	$13,606
8/31/18	$13,765	$13,403
9/30/18	$14,000	$13,618
10/31/18	$13,092	$12,769
11/30/18	$13,018	$12,767
12/31/18	$12,138	$12,043
1/31/19	$12,951	$12,732
2/28/19	$13,407	$13,196
3/31/19	$13,589	$13,399
4/30/19	$14,097	$13,878
5/31/19	$13,386	$13,266
6/30/19	$14,094	$13,869
7/31/19	$14,260	$13,993
8/31/19	$13,764	$13,683
9/30/19	$14,254	$14,189
10/31/19	$14,554	$14,457
11/30/19	$14,875	$14,780
12/31/19	$15,171	$15,011
1/31/20	$15,014	$14,850
2/29/20	$13,761	$13,687
3/31/20	$11,427	$12,022
4/30/20	$12,386	$12,694
5/31/20	$13,026	$13,216
6/30/20	$13,483	$13,573
7/31/20	$13,369	$13,327
8/31/20	$13,986	$13,881
9/30/20	$13,849	$13,754
10/31/20	$13,323	$13,222
11/30/20	$15,220	$14,999
12/31/20	$15,654	$15,386
1/31/21	$15,677	$15,336
2/28/21	$16,043	$15,741
3/31/21	$16,797	$16,559
4/30/21	$17,048	$16,778
5/31/21	$17,483	$17,138
6/30/21	$17,617	$17,377
7/31/21	$17,663	$17,454
8/31/21	$18,062	$17,852
9/30/21	$17,799	$17,633
10/31/21	$18,045	$18,029
11/30/21	$17,431	$17,592
12/31/21	$18,348	$18,376
1/31/22	$17,582	$17,725
2/28/22	$17,137	$17,345
3/31/22	$17,483	$17,731
4/30/22	$17,112	$17,515
5/31/22	$17,013	$17,495
6/30/22	$15,774	$16,441
7/31/22	$16,681	$17,319
8/31/22	$16,278	$16,961
9/30/22	$15,109	$15,978
10/31/22	$15,932	$16,862
11/30/22	$16,908	$18,038
12/31/22	$16,521	$17,529
1/31/23	$17,789	$18,694
2/28/23	$17,955	$18,848
3/31/23	$17,877	$18,989
4/30/23	$18,321	$19,468
5/31/23	$18,016	$19,212
6/30/23	$18,721	$19,946
7/31/23	$19,179	$20,331
8/31/23	$18,807	$20,009
9/30/23	$18,602	$19,837
10/31/23	$17,894	$19,223
11/30/23	$19,132	$20,383
12/31/23	$19,748	$21,026
1/31/24	$20,392	$21,604
2/29/24	$20,945	$22,299
3/31/24	$21,811	$23,235
4/30/24	$21,623	$23,086
5/31/24	$22,221	$23,712
6/30/24	$22,119	$23,631
7/31/24	$22,382	$23,868
8/31/24	$22,547	$24,020
9/30/24	$22,574	$23,979
10/31/24	$21,991	$23,677
11/30/24	$22,300	$23,855
12/31/24	$22,434	$24,000
1/31/25	$23,633	$25,201
2/28/25	$23,986	$25,484
3/31/25	$23,280	$24,807
4/30/25	$23,139	$24,807
5/31/25	$24,162	$26,009
6/30/25	$24,317	$26,116
7/31/25	$24,755	$26,527
8/31/25	$25,447	$27,153
9/30/25	$26,021	$27,696
10/31/25	$27,000	$28,672
11/30/25	$27,188	$28,880
12/31/25	$27,790	$29,542
1/31/26	$28,813	$30,556
2/28/26	$30,369	$32,252
3/31/26	$27,504	$29,792

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	18.14%	10.37%	10.65%
Class C (including sales charge)	17.14%	10.37%	10.65%
MSCI EAFE Hedged USD Index	20.10%	12.46%	11.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,369,315
# of Portfolio Holdings	1,838
Portfolio Turnover Rate	911%
Total Net Advisory Fees Paid During the Reporting Period	$14,867
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	97.5%
Asset-Backed Securities	19.4%
Sovereign Issues	11.0%
Non-Agency Mortgage-Backed Securities	8.2%
Exchange-Traded Funds	3.8%
Corporate Bonds & Notes	3.5%
U.S. Treasury Obligations	2.3%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	19.3%
Affiliated Investments	18.6%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(88.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PIPCX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS4244TSRAR_033126

Institutional Class: PISIX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.90%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index ("Index") contributed to absolute performance, as the Index returned 20.10%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	MSCI EAFE Hedged USD Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,022,659	$1,012,770
5/31/16	$1,042,296	$1,032,286
6/30/16	$1,004,992	$992,615
7/31/16	$1,058,046	$1,040,639
8/31/16	$1,067,141	$1,051,219
9/30/16	$1,079,957	$1,055,593
10/31/16	$1,099,759	$1,069,045
11/30/16	$1,113,468	$1,082,227
12/31/16	$1,173,307	$1,132,202
1/31/17	$1,180,946	$1,134,678
2/28/17	$1,214,556	$1,159,724
3/31/17	$1,244,183	$1,189,063
4/30/17	$1,262,661	$1,207,182
5/31/17	$1,294,998	$1,234,168
6/30/17	$1,284,210	$1,225,861
7/31/17	$1,295,240	$1,235,683
8/31/17	$1,298,392	$1,236,866
9/30/17	$1,341,265	$1,271,673
10/31/17	$1,386,403	$1,310,451
11/30/17	$1,381,567	$1,304,989
12/31/17	$1,394,402	$1,322,898
1/31/18	$1,415,804	$1,340,957
2/28/18	$1,371,354	$1,299,588
3/31/18	$1,340,075	$1,273,116
4/30/18	$1,407,573	$1,331,272
5/31/18	$1,402,634	$1,324,746
6/30/18	$1,399,945	$1,323,224
7/31/18	$1,442,867	$1,360,603
8/31/18	$1,416,453	$1,340,338
9/30/18	$1,441,175	$1,361,789
10/31/18	$1,349,433	$1,276,934
11/30/18	$1,342,761	$1,276,662
12/31/18	$1,253,617	$1,204,323
1/31/19	$1,338,608	$1,273,240
2/28/19	$1,386,416	$1,319,555
3/31/19	$1,408,132	$1,339,949
4/30/19	$1,460,824	$1,387,754
5/31/19	$1,389,963	$1,326,601
6/30/19	$1,463,139	$1,386,897
7/31/19	$1,481,613	$1,399,291
8/31/19	$1,431,733	$1,368,331
9/30/19	$1,484,730	$1,418,928
10/31/19	$1,517,173	$1,445,734
11/30/19	$1,551,524	$1,477,964
12/31/19	$1,584,125	$1,501,065
1/31/20	$1,570,212	$1,484,984
2/29/20	$1,439,030	$1,368,662
3/31/20	$1,197,204	$1,202,161
4/30/20	$1,298,662	$1,269,395
5/31/20	$1,367,654	$1,321,590
6/30/20	$1,416,354	$1,357,268
7/31/20	$1,406,208	$1,332,701
8/31/20	$1,473,170	$1,388,056
9/30/20	$1,458,966	$1,375,358
10/31/20	$1,404,179	$1,322,223
11/30/20	$1,605,066	$1,499,885
12/31/20	$1,655,795	$1,538,610
1/31/21	$1,657,824	$1,533,626
2/28/21	$1,698,407	$1,574,119
3/31/21	$1,781,602	$1,655,930
4/30/21	$1,807,982	$1,677,781
5/31/21	$1,856,681	$1,713,792
6/30/21	$1,871,519	$1,737,742
7/31/21	$1,879,819	$1,745,429
8/31/21	$1,923,391	$1,785,205
9/30/21	$1,896,162	$1,763,307
10/31/21	$1,924,301	$1,802,911
11/30/21	$1,861,529	$1,759,233
12/31/21	$1,960,428	$1,837,550
1/31/22	$1,881,924	$1,772,484
2/28/22	$1,833,949	$1,734,545
3/31/22	$1,873,201	$1,773,123
4/30/22	$1,836,130	$1,751,544
5/31/22	$1,827,407	$1,749,463
6/30/22	$1,694,726	$1,644,099
7/31/22	$1,796,764	$1,731,897
8/31/22	$1,754,618	$1,696,088
9/30/22	$1,628,847	$1,597,818
10/31/22	$1,719,213	$1,686,190
11/30/22	$1,825,393	$1,803,766
12/31/22	$1,787,437	$1,752,940
1/31/23	$1,924,193	$1,869,433
2/28/23	$1,943,387	$1,884,812
3/31/23	$1,937,596	$1,898,934
4/30/23	$1,985,915	$1,946,839
5/31/23	$1,956,924	$1,921,187
6/30/23	$2,036,097	$1,994,577
7/31/23	$2,085,697	$2,033,085
8/31/23	$2,048,497	$2,000,862
9/30/23	$2,030,354	$1,983,714
10/31/23	$1,954,025	$1,922,279
11/30/23	$2,088,873	$2,038,288
12/31/23	$2,160,383	$2,102,576
1/31/24	$2,231,518	$2,160,431
2/29/24	$2,294,748	$2,229,864
3/31/24	$2,391,624	$2,323,549
4/30/24	$2,372,793	$2,308,588
5/31/24	$2,442,739	$2,371,182
6/30/24	$2,432,799	$2,363,096
7/31/24	$2,463,452	$2,386,774
8/31/24	$2,485,746	$2,401,966
9/30/24	$2,490,554	$2,397,902
10/31/24	$2,429,950	$2,367,738
11/30/24	$2,464,581	$2,385,511
12/31/24	$2,481,777	$2,399,967
1/31/25	$2,617,683	$2,520,100
2/28/25	$2,656,092	$2,548,365
3/31/25	$2,579,275	$2,480,662
4/30/25	$2,570,412	$2,480,694
5/31/25	$2,685,637	$2,600,923
6/30/25	$2,705,799	$2,611,559
7/31/25	$2,757,367	$2,652,678
8/31/25	$2,836,236	$2,715,258
9/30/25	$2,901,780	$2,769,601
10/31/25	$3,016,980	$2,867,205
11/30/25	$3,041,888	$2,887,973
12/31/25	$3,110,859	$2,954,240
1/31/26	$3,226,936	$3,055,649
2/28/26	$3,406,026	$3,225,241
3/31/26	$3,087,644	$2,979,205

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	19.71%	11.63%	11.93%
MSCI EAFE Hedged USD Index	20.10%	12.46%	11.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,369,315
# of Portfolio Holdings	1,838
Portfolio Turnover Rate	911%
Total Net Advisory Fees Paid During the Reporting Period	$14,867
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	97.5%
Asset-Backed Securities	19.4%
Sovereign Issues	11.0%
Non-Agency Mortgage-Backed Securities	8.2%
Exchange-Traded Funds	3.8%
Corporate Bonds & Notes	3.5%
U.S. Treasury Obligations	2.3%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	19.3%
Affiliated Investments	18.6%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(88.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PISIX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS0327TSRAR_033126

I-2: PIUHX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$110	1.00%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index ("Index") contributed to absolute performance, as the Index returned 20.10%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	MSCI EAFE Hedged USD Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,022,831	$1,012,770
5/31/16	$1,042,618	$1,032,286
6/30/16	$1,004,758	$992,615
7/31/16	$1,056,675	$1,040,639
8/31/16	$1,065,837	$1,051,219
9/30/16	$1,078,394	$1,055,593
10/31/16	$1,099,870	$1,069,045
11/30/16	$1,112,142	$1,082,227
12/31/16	$1,173,678	$1,132,202
1/31/17	$1,179,831	$1,134,678
2/28/17	$1,213,672	$1,159,724
3/31/17	$1,243,331	$1,189,063
4/30/17	$1,260,384	$1,207,182
5/31/17	$1,292,940	$1,234,168
6/30/17	$1,283,457	$1,225,861
7/31/17	$1,292,976	$1,235,683
8/31/17	$1,297,736	$1,236,866
9/30/17	$1,340,634	$1,271,673
10/31/17	$1,382,833	$1,310,451
11/30/17	$1,379,587	$1,304,989
12/31/17	$1,392,186	$1,322,898
1/31/18	$1,413,732	$1,340,957
2/28/18	$1,368,983	$1,299,588
3/31/18	$1,337,493	$1,273,116
4/30/18	$1,405,445	$1,331,272
5/31/18	$1,398,815	$1,324,746
6/30/18	$1,397,527	$1,323,224
7/31/18	$1,439,071	$1,360,603
8/31/18	$1,412,483	$1,340,338
9/30/18	$1,437,001	$1,361,789
10/31/18	$1,346,350	$1,276,934
11/30/18	$1,339,635	$1,276,662
12/31/18	$1,249,887	$1,204,323
1/31/19	$1,335,471	$1,273,240
2/28/19	$1,381,829	$1,319,555
3/31/19	$1,403,131	$1,339,949
4/30/19	$1,456,182	$1,387,754
5/31/19	$1,384,837	$1,326,601
6/30/19	$1,458,358	$1,386,897
7/31/19	$1,476,960	$1,399,291
8/31/19	$1,426,736	$1,368,331
9/30/19	$1,479,818	$1,418,928
10/31/19	$1,510,567	$1,445,734
11/30/19	$1,547,082	$1,477,964
12/31/19	$1,579,636	$1,501,065
1/31/20	$1,563,619	$1,484,984
2/29/20	$1,433,485	$1,368,662
3/31/20	$1,191,482	$1,202,161
4/30/20	$1,293,667	$1,269,395
5/31/20	$1,361,110	$1,321,590
6/30/20	$1,410,159	$1,357,268
7/31/20	$1,399,940	$1,332,701
8/31/20	$1,467,383	$1,388,056
9/30/20	$1,453,077	$1,375,358
10/31/20	$1,397,897	$1,322,223
11/30/20	$1,598,180	$1,499,885
12/31/20	$1,647,229	$1,538,610
1/31/21	$1,649,273	$1,533,626
2/28/21	$1,690,147	$1,574,119
3/31/21	$1,771,895	$1,655,930
4/30/21	$1,798,463	$1,677,781
5/31/21	$1,847,512	$1,713,792
6/30/21	$1,862,170	$1,737,742
7/31/21	$1,870,530	$1,745,429
8/31/21	$1,912,330	$1,785,205
9/30/21	$1,886,663	$1,763,307
10/31/21	$1,915,017	$1,802,911
11/30/21	$1,851,765	$1,759,233
12/31/21	$1,948,686	$1,837,550
1/31/22	$1,869,596	$1,772,484
2/28/22	$1,823,460	$1,734,545
3/31/22	$1,863,005	$1,773,123
4/30/22	$1,825,657	$1,751,544
5/31/22	$1,814,673	$1,749,463
6/30/22	$1,682,892	$1,644,099
7/31/22	$1,785,698	$1,731,897
8/31/22	$1,743,235	$1,696,088
9/30/22	$1,618,319	$1,597,818
10/31/22	$1,707,088	$1,686,190
11/30/22	$1,814,065	$1,803,766
12/31/22	$1,775,261	$1,752,940
1/31/23	$1,910,704	$1,869,433
2/28/23	$1,930,053	$1,884,812
3/31/23	$1,923,878	$1,898,934
4/30/23	$1,972,583	$1,946,839
5/31/23	$1,943,360	$1,921,187
6/30/23	$2,022,837	$1,994,577
7/31/23	$2,070,345	$2,033,085
8/31/23	$2,032,839	$2,000,862
9/30/23	$2,014,052	$1,983,714
10/31/23	$1,939,647	$1,922,279
11/30/23	$2,073,062	$2,038,288
12/31/23	$2,141,917	$2,102,576
1/31/24	$2,213,668	$2,160,431
2/29/24	$2,277,447	$2,229,864
3/31/24	$2,374,773	$2,323,549
4/30/24	$2,355,775	$2,308,588
5/31/24	$2,423,626	$2,371,182
6/30/24	$2,413,122	$2,363,096
7/31/24	$2,444,060	$2,386,774
8/31/24	$2,463,747	$2,401,966
9/30/24	$2,470,918	$2,397,902
10/31/24	$2,409,728	$2,367,738
11/30/24	$2,444,694	$2,385,511
12/31/24	$2,461,359	$2,399,967
1/31/25	$2,595,615	$2,520,100
2/28/25	$2,634,400	$2,548,365
3/31/25	$2,556,830	$2,480,662
4/30/25	$2,547,880	$2,480,694
5/31/25	$2,661,251	$2,600,923
6/30/25	$2,681,124	$2,611,559
7/31/25	$2,730,150	$2,652,678
8/31/25	$2,809,818	$2,715,258
9/30/25	$2,875,385	$2,769,601
10/31/25	$2,988,639	$2,867,205
11/30/25	$3,010,661	$2,887,973
12/31/25	$3,082,980	$2,954,240
1/31/26	$3,197,040	$3,055,649
2/28/26	$3,371,485	$3,225,241
3/31/26	$3,059,497	$2,979,205

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	19.66%	11.54%	11.83%
MSCI EAFE Hedged USD Index	20.10%	12.46%	11.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,369,315
# of Portfolio Holdings	1,838
Portfolio Turnover Rate	911%
Total Net Advisory Fees Paid During the Reporting Period	$14,867
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	97.5%
Asset-Backed Securities	19.4%
Sovereign Issues	11.0%
Non-Agency Mortgage-Backed Securities	8.2%
Exchange-Traded Funds	3.8%
Corporate Bonds & Notes	3.5%
U.S. Treasury Obligations	2.3%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	19.3%
Affiliated Investments	18.6%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(88.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PIUHX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS2057TSRAR_033126

I-3: PISNX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$115	1.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index ("Index") contributed to absolute performance, as the Index returned 20.10%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	MSCI EAFE Hedged USD Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,022,534	$1,012,770
5/31/16	$1,042,040	$1,032,286
6/30/16	$1,004,623	$992,615
7/31/16	$1,057,526	$1,040,639
8/31/16	$1,066,482	$1,051,219
9/30/16	$1,079,158	$1,055,593
10/31/16	$1,098,806	$1,069,045
11/30/16	$1,112,369	$1,082,227
12/31/16	$1,172,003	$1,132,202
1/31/17	$1,179,482	$1,134,678
2/28/17	$1,212,912	$1,159,724
3/31/17	$1,242,342	$1,189,063
4/30/17	$1,260,640	$1,207,182
5/31/17	$1,292,761	$1,234,168
6/30/17	$1,281,832	$1,225,861
7/31/17	$1,292,677	$1,235,683
8/31/17	$1,295,657	$1,236,866
9/30/17	$1,338,277	$1,271,673
10/31/17	$1,383,142	$1,310,451
11/30/17	$1,378,147	$1,304,989
12/31/17	$1,390,774	$1,322,898
1/31/18	$1,411,939	$1,340,957
2/28/18	$1,367,454	$1,299,588
3/31/18	$1,336,092	$1,273,116
4/30/18	$1,403,278	$1,331,272
5/31/18	$1,398,314	$1,324,746
6/30/18	$1,396,200	$1,323,224
7/31/18	$1,437,704	$1,360,603
8/31/18	$1,411,142	$1,340,338
9/30/18	$1,435,015	$1,361,789
10/31/18	$1,344,383	$1,276,934
11/30/18	$1,337,669	$1,276,662
12/31/18	$1,249,619	$1,204,323
1/31/19	$1,333,402	$1,273,240
2/28/19	$1,379,750	$1,319,555
3/31/19	$1,401,750	$1,339,949
4/30/19	$1,454,819	$1,387,754
5/31/19	$1,383,450	$1,326,601
6/30/19	$1,456,850	$1,386,897
7/31/19	$1,473,596	$1,399,291
8/31/19	$1,425,220	$1,368,331
9/30/19	$1,478,145	$1,418,928
10/31/19	$1,508,900	$1,445,734
11/30/19	$1,543,499	$1,477,964
12/31/19	$1,576,035	$1,501,065
1/31/20	$1,562,017	$1,484,984
2/29/20	$1,429,846	$1,368,662
3/31/20	$1,189,634	$1,202,161
4/30/20	$1,291,836	$1,269,395
5/31/20	$1,359,290	$1,321,590
6/30/20	$1,406,303	$1,357,268
7/31/20	$1,396,082	$1,332,701
8/31/20	$1,463,536	$1,388,056
9/30/20	$1,449,228	$1,375,358
10/31/20	$1,396,082	$1,322,223
11/30/20	$1,594,355	$1,499,885
12/31/20	$1,643,412	$1,538,610
1/31/21	$1,645,456	$1,533,626
2/28/21	$1,686,337	$1,574,119
3/31/21	$1,768,098	$1,655,930
4/30/21	$1,792,627	$1,677,781
5/31/21	$1,841,684	$1,713,792
6/30/21	$1,856,519	$1,737,742
7/31/21	$1,864,882	$1,745,429
8/31/21	$1,908,786	$1,785,205
9/30/21	$1,880,893	$1,763,307
10/31/21	$1,909,259	$1,802,911
11/30/21	$1,845,981	$1,759,233
12/31/21	$1,944,660	$1,837,550
1/31/22	$1,865,555	$1,772,484
2/28/22	$1,819,411	$1,734,545
3/31/22	$1,856,766	$1,773,123
4/30/22	$1,819,411	$1,751,544
5/31/22	$1,810,622	$1,749,463
6/30/22	$1,678,727	$1,644,099
7/31/22	$1,779,317	$1,731,897
8/31/22	$1,736,846	$1,696,088
9/30/22	$1,611,814	$1,597,818
10/31/22	$1,702,877	$1,686,190
11/30/22	$1,807,599	$1,803,766
12/31/22	$1,768,584	$1,752,940
1/31/23	$1,904,070	$1,869,433
2/28/23	$1,923,425	$1,884,812
3/31/23	$1,916,769	$1,898,934
4/30/23	$1,965,480	$1,946,839
5/31/23	$1,936,253	$1,921,187
6/30/23	$2,015,814	$1,994,577
7/31/23	$2,063,333	$2,033,085
8/31/23	$2,025,818	$2,000,862
9/30/23	$2,006,675	$1,983,714
10/31/23	$1,932,258	$1,922,279
11/30/23	$2,065,694	$2,038,288
12/31/23	$2,135,027	$2,102,576
1/31/24	$2,206,815	$2,160,431
2/29/24	$2,267,967	$2,229,864
3/31/24	$2,365,067	$2,323,549
4/30/24	$2,346,059	$2,308,588
5/31/24	$2,413,943	$2,371,182
6/30/24	$2,405,963	$2,363,096
7/31/24	$2,434,103	$2,386,774
8/31/24	$2,453,801	$2,401,966
9/30/24	$2,460,635	$2,397,902
10/31/24	$2,399,411	$2,367,738
11/30/24	$2,434,396	$2,385,511
12/31/24	$2,448,989	$2,399,967
1/31/25	$2,583,385	$2,520,100
2/28/25	$2,622,210	$2,548,365
3/31/25	$2,547,546	$2,480,662
4/30/25	$2,535,599	$2,480,694
5/31/25	$2,649,089	$2,600,923
6/30/25	$2,668,696	$2,611,559
7/31/25	$2,717,775	$2,652,678
8/31/25	$2,797,529	$2,715,258
9/30/25	$2,862,692	$2,769,601
10/31/25	$2,972,916	$2,867,205
11/30/25	$2,998,110	$2,887,973
12/31/25	$3,066,749	$2,954,240
1/31/26	$3,180,955	$3,055,649
2/28/26	$3,355,622	$3,225,241
3/31/26	$3,043,237	$2,979,205

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	19.46%	11.47%	11.77%
MSCI EAFE Hedged USD Index	20.10%	12.46%	11.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,369,315
# of Portfolio Holdings	1,838
Portfolio Turnover Rate	911%
Total Net Advisory Fees Paid During the Reporting Period	$14,867
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	97.5%
Asset-Backed Securities	19.4%
Sovereign Issues	11.0%
Non-Agency Mortgage-Backed Securities	8.2%
Exchange-Traded Funds	3.8%
Corporate Bonds & Notes	3.5%
U.S. Treasury Obligations	2.3%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	19.3%
Affiliated Investments	18.6%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(88.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PISNX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS2200TSRAR_033126

Class A: PPUAX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.25%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance as the MSCI EAFE Index returned 21.27%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	MSCI EAFE Index
3/31/16	$9,633	$10,000
4/30/16	$10,018	$10,290
5/31/16	$9,927	$10,196
6/30/16	$9,578	$9,854
7/31/16	$10,128	$10,353
8/31/16	$10,147	$10,361
9/30/16	$10,312	$10,488
10/31/16	$10,183	$10,273
11/30/16	$9,945	$10,069
12/31/16	$10,367	$10,413
1/31/17	$10,716	$10,715
2/28/17	$10,899	$10,868
3/31/17	$11,211	$11,167
4/30/17	$11,486	$11,452
5/31/17	$11,927	$11,872
6/30/17	$11,924	$11,851
7/31/17	$12,276	$12,193
8/31/17	$12,295	$12,188
9/30/17	$12,631	$12,491
10/31/17	$12,837	$12,681
11/30/17	$12,949	$12,814
12/31/17	$13,103	$13,020
1/31/18	$13,782	$13,673
2/28/18	$13,161	$13,056
3/31/18	$12,892	$12,820
4/30/18	$13,225	$13,113
5/31/18	$12,931	$12,818
6/30/18	$12,781	$12,662
7/31/18	$13,098	$12,973
8/31/18	$12,761	$12,723
9/30/18	$12,895	$12,833
10/31/18	$11,852	$11,812
11/30/18	$11,751	$11,797
12/31/18	$11,103	$11,224
1/31/19	$11,898	$11,962
2/28/19	$12,193	$12,267
3/31/19	$12,284	$12,344
4/30/19	$12,670	$12,691
5/31/19	$12,012	$12,082
6/30/19	$12,747	$12,799
7/31/19	$12,588	$12,636
8/31/19	$12,155	$12,309
9/30/19	$12,497	$12,661
10/31/19	$13,001	$13,116
11/30/19	$13,138	$13,264
12/31/19	$13,617	$13,695
1/31/20	$13,386	$13,409
2/29/20	$12,140	$12,197
3/31/20	$10,063	$10,569
4/30/20	$10,870	$11,252
5/31/20	$11,401	$11,742
6/30/20	$11,875	$12,142
7/31/20	$12,200	$12,425
8/31/20	$12,898	$13,063
9/30/20	$12,596	$12,724
10/31/20	$12,131	$12,216
11/30/20	$14,060	$14,110
12/31/20	$14,757	$14,766
1/31/21	$14,641	$14,608
2/28/21	$14,919	$14,936
3/31/21	$15,222	$15,279
4/30/21	$15,710	$15,739
5/31/21	$16,290	$16,252
6/30/21	$16,037	$16,070
7/31/21	$16,139	$16,191
8/31/21	$16,422	$16,476
9/30/21	$15,927	$15,998
10/31/21	$16,190	$16,391
11/30/21	$15,400	$15,629
12/31/21	$16,229	$16,429
1/31/22	$15,399	$15,635
2/28/22	$15,030	$15,358
3/31/22	$15,039	$15,457
4/30/22	$14,004	$14,457
5/31/22	$14,086	$14,566
6/30/22	$12,616	$13,214
7/31/22	$13,286	$13,873
8/31/22	$12,606	$13,214
9/30/22	$11,247	$11,978
10/31/22	$11,788	$12,622
11/30/22	$13,130	$14,043
12/31/22	$13,182	$14,055
1/31/23	$14,320	$15,193
2/28/23	$14,021	$14,876
3/31/23	$14,230	$15,244
4/30/23	$14,635	$15,675
5/31/23	$14,066	$15,011
6/30/23	$14,681	$15,695
7/31/23	$15,176	$16,202
8/31/23	$14,591	$15,582
9/30/23	$14,054	$15,049
10/31/23	$13,406	$14,439
11/30/23	$14,718	$15,779
12/31/23	$15,579	$16,618
1/31/24	$15,701	$16,713
2/29/24	$15,991	$17,019
3/31/24	$16,524	$17,579
4/30/24	$16,041	$17,129
5/31/24	$16,696	$17,792
6/30/24	$16,414	$17,505
7/31/24	$16,956	$18,019
8/31/24	$17,481	$18,605
9/30/24	$17,688	$18,776
10/31/24	$16,616	$17,755
11/30/24	$16,616	$17,655
12/31/24	$16,215	$17,253
1/31/25	$17,109	$18,160
2/28/25	$17,523	$18,512
3/31/25	$17,459	$18,437
4/30/25	$18,100	$19,282
5/31/25	$18,877	$20,164
6/30/25	$19,421	$20,608
7/31/25	$19,096	$20,319
8/31/25	$20,037	$21,185
9/30/25	$20,441	$21,591
10/31/25	$20,750	$21,845
11/30/25	$20,922	$21,980
12/31/25	$21,584	$22,640
1/31/26	$22,662	$23,821
2/28/26	$23,793	$24,923
3/31/26	$21,013	$22,359

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	20.36%	6.66%	8.11%
Class A (including sales charge)	15.87%	5.83%	7.71%
MSCI EAFE Index	21.27%	7.91%	8.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$176,731
# of Portfolio Holdings	1,274
Portfolio Turnover Rate	875%
Total Net Advisory Fees Paid During the Reporting Period	$695
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.5%
Asset-Backed Securities	25.1%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	4.5%
Exchange-Traded Funds	4.1%
Corporate Bonds & Notes	3.0%
Short-Term Instruments	20.4%
Affiliated Investments	11.0%
Financial Derivative Instruments	2.4%
Other Assets and Liabilities, Net	(86.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPUAX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report |

March 31, 2026

PIMS4056TSRAR_033126

Class C: PPUCX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.00%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance as the MSCI EAFE Index returned 21.27%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	MSCI EAFE Index
3/31/16	$10,000	$10,000
4/30/16	$10,394	$10,290
5/31/16	$10,296	$10,196
6/30/16	$9,941	$9,854
7/31/16	$10,493	$10,353
8/31/16	$10,493	$10,361
9/30/16	$10,671	$10,488
10/31/16	$10,533	$10,273
11/30/16	$10,276	$10,069
12/31/16	$10,710	$10,413
1/31/17	$11,045	$10,715
2/28/17	$11,243	$10,868
3/31/17	$11,558	$11,167
4/30/17	$11,834	$11,452
5/31/17	$12,268	$11,872
6/30/17	$12,271	$11,851
7/31/17	$12,629	$12,193
8/31/17	$12,629	$12,188
9/30/17	$12,967	$12,491
10/31/17	$13,168	$12,681
11/30/17	$13,268	$12,814
12/31/17	$13,431	$13,020
1/31/18	$14,118	$13,673
2/28/18	$13,473	$13,056
3/31/18	$13,186	$12,820
4/30/18	$13,522	$13,113
5/31/18	$13,207	$12,818
6/30/18	$13,052	$12,662
7/31/18	$13,370	$12,973
8/31/18	$13,009	$12,723
9/30/18	$13,147	$12,833
10/31/18	$12,075	$11,812
11/30/18	$11,967	$11,797
12/31/18	$11,291	$11,224
1/31/19	$12,095	$11,962
2/28/19	$12,364	$12,267
3/31/19	$12,461	$12,344
4/30/19	$12,851	$12,691
5/31/19	$12,169	$12,082
6/30/19	$12,917	$12,799
7/31/19	$12,746	$12,636
8/31/19	$12,282	$12,309
9/30/19	$12,647	$12,661
10/31/19	$13,138	$13,116
11/30/19	$13,260	$13,264
12/31/19	$13,767	$13,695
1/31/20	$13,496	$13,409
2/29/20	$12,238	$12,197
3/31/20	$10,141	$10,569
4/30/20	$10,930	$11,252
5/31/20	$11,473	$11,742
6/30/20	$11,941	$12,142
7/31/20	$12,264	$12,425
8/31/20	$12,934	$13,063
9/30/20	$12,661	$12,724
10/31/20	$12,164	$12,216
11/30/20	$14,076	$14,110
12/31/20	$14,771	$14,766
1/31/21	$14,647	$14,608
2/28/21	$14,920	$14,936
3/31/21	$15,218	$15,279
4/30/21	$15,690	$15,739
5/31/21	$16,261	$16,252
6/30/21	$15,993	$16,070
7/31/21	$16,103	$16,191
8/31/21	$16,379	$16,476
9/30/21	$15,872	$15,998
10/31/21	$16,126	$16,391
11/30/21	$15,333	$15,629
12/31/21	$16,135	$16,429
1/31/22	$15,299	$15,635
2/28/22	$14,932	$15,358
3/31/22	$14,930	$15,457
4/30/22	$13,884	$14,457
5/31/22	$13,962	$14,566
6/30/22	$12,502	$13,214
7/31/22	$13,151	$13,873
8/31/22	$12,480	$13,214
9/30/22	$11,128	$11,978
10/31/22	$11,648	$12,622
11/30/22	$12,968	$14,043
12/31/22	$13,010	$14,055
1/31/23	$14,130	$15,193
2/28/23	$13,824	$14,876
3/31/23	$14,011	$15,244
4/30/23	$14,418	$15,675
5/31/23	$13,841	$15,011
6/30/23	$14,435	$15,695
7/31/23	$14,910	$16,202
8/31/23	$14,333	$15,582
9/30/23	$13,804	$15,049
10/31/23	$13,156	$14,439
11/30/23	$14,418	$15,779
12/31/23	$15,259	$16,618
1/31/24	$15,380	$16,713
2/29/24	$15,639	$17,019
3/31/24	$16,165	$17,579
4/30/24	$15,689	$17,129
5/31/24	$16,307	$17,792
6/30/24	$16,019	$17,505
7/31/24	$16,543	$18,019
8/31/24	$17,048	$18,605
9/30/24	$17,235	$18,776
10/31/24	$16,184	$17,755
11/30/24	$16,165	$17,655
12/31/24	$15,772	$17,253
1/31/25	$16,619	$18,160
2/28/25	$17,014	$18,512
3/31/25	$16,956	$18,437
4/30/25	$17,552	$19,282
5/31/25	$18,303	$20,164
6/30/25	$18,807	$20,608
7/31/25	$18,475	$20,319
8/31/25	$19,374	$21,185
9/30/25	$19,764	$21,591
10/31/25	$20,058	$21,845
11/30/25	$20,195	$21,980
12/31/25	$20,825	$22,640
1/31/26	$21,857	$23,821
2/28/26	$22,928	$24,923
3/31/26	$20,243	$22,359

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	19.39%	5.87%	7.31%
Class C (including sales charge)	18.39%	5.87%	7.31%
MSCI EAFE Index	21.27%	7.91%	8.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$176,731
# of Portfolio Holdings	1,274
Portfolio Turnover Rate	875%
Total Net Advisory Fees Paid During the Reporting Period	$695
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.5%
Asset-Backed Securities	25.1%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	4.5%
Exchange-Traded Funds	4.1%
Corporate Bonds & Notes	3.0%
Short-Term Instruments	20.4%
Affiliated Investments	11.0%
Financial Derivative Instruments	2.4%
Other Assets and Liabilities, Net	(86.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PPUCX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report |

March 31, 2026

PIMS4256TSRAR_033126

Institutional Class: PSKIX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$94	0.85%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance as the MSCI EAFE Index returned 21.27%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	MSCI EAFE Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,039,106	$1,028,951
5/31/16	$1,029,795	$1,019,604
6/30/16	$994,413	$985,378
7/31/16	$1,052,142	$1,035,318
8/31/16	$1,054,004	$1,036,053
9/30/16	$1,072,626	$1,048,780
10/31/16	$1,059,590	$1,027,328
11/30/16	$1,035,382	$1,006,867
12/31/16	$1,078,212	$1,041,297
1/31/17	$1,115,456	$1,071,502
2/28/17	$1,135,940	$1,086,824
3/31/17	$1,167,598	$1,116,743
4/30/17	$1,197,393	$1,145,159
5/31/17	$1,242,086	$1,187,190
6/30/17	$1,242,585	$1,185,091
7/31/17	$1,280,239	$1,219,275
8/31/17	$1,284,004	$1,218,816
9/30/17	$1,317,423	$1,249,141
10/31/17	$1,340,235	$1,268,109
11/30/17	$1,351,641	$1,281,410
12/31/17	$1,370,594	$1,301,978
1/31/18	$1,439,616	$1,367,285
2/28/18	$1,374,538	$1,305,571
3/31/18	$1,348,219	$1,282,040
4/30/18	$1,384,065	$1,311,312
5/31/18	$1,352,202	$1,281,837
6/30/18	$1,338,079	$1,266,176
7/31/18	$1,372,338	$1,297,344
8/31/18	$1,336,064	$1,272,289
9/30/18	$1,351,024	$1,283,331
10/31/18	$1,242,860	$1,181,188
11/30/18	$1,232,656	$1,179,699
12/31/18	$1,163,794	$1,122,432
1/31/19	$1,246,757	$1,196,198
2/28/19	$1,279,021	$1,226,691
3/31/19	$1,290,543	$1,234,426
4/30/19	$1,329,721	$1,269,133
5/31/19	$1,260,584	$1,208,181
6/30/19	$1,338,524	$1,279,857
7/31/19	$1,322,341	$1,263,607
8/31/19	$1,276,106	$1,230,872
9/30/19	$1,314,377	$1,266,144
10/31/19	$1,367,883	$1,311,636
11/30/19	$1,381,841	$1,326,422
12/31/19	$1,434,106	$1,369,530
1/31/20	$1,410,635	$1,340,924
2/29/20	$1,279,194	$1,219,707
3/31/20	$1,058,563	$1,056,915
4/30/20	$1,145,407	$1,125,195
5/31/20	$1,204,086	$1,174,191
6/30/20	$1,252,967	$1,214,172
7/31/20	$1,288,428	$1,242,473
8/31/20	$1,359,351	$1,306,349
9/30/20	$1,330,982	$1,272,406
10/31/20	$1,281,336	$1,221,600
11/30/20	$1,484,648	$1,410,965
12/31/20	$1,560,298	$1,476,569
1/31/21	$1,548,478	$1,460,838
2/28/21	$1,576,847	$1,493,603
3/31/21	$1,609,944	$1,527,946
4/30/21	$1,661,954	$1,573,921
5/31/21	$1,725,785	$1,625,248
6/30/21	$1,698,606	$1,606,958
7/31/21	$1,711,612	$1,619,057
8/31/21	$1,742,827	$1,647,617
9/30/21	$1,688,950	$1,599,801
10/31/21	$1,718,478	$1,639,149
11/30/21	$1,632,849	$1,562,857
12/31/21	$1,724,189	$1,642,881
1/31/22	$1,634,420	$1,563,490
2/28/22	$1,597,274	$1,535,846
3/31/22	$1,598,146	$1,545,717
4/30/22	$1,488,783	$1,445,717
5/31/22	$1,498,068	$1,456,556
6/30/22	$1,342,673	$1,321,405
7/31/22	$1,413,285	$1,387,251
8/31/22	$1,342,673	$1,321,364
9/30/22	$1,197,325	$1,197,754
10/31/22	$1,256,038	$1,262,163
11/30/22	$1,398,627	$1,404,328
12/31/22	$1,405,191	$1,405,456
1/31/23	$1,527,703	$1,519,266
2/28/23	$1,496,706	$1,487,564
3/31/23	$1,517,370	$1,524,432
4/30/23	$1,561,652	$1,567,471
5/31/23	$1,501,134	$1,501,139
6/30/23	$1,567,143	$1,569,455
7/31/23	$1,620,367	$1,620,237
8/31/23	$1,558,273	$1,558,162
9/30/23	$1,502,351	$1,504,939
10/31/23	$1,433,927	$1,443,926
11/30/23	$1,573,750	$1,577,948
12/31/23	$1,666,515	$1,661,783
1/31/24	$1,680,088	$1,671,346
2/29/24	$1,711,760	$1,701,939
3/31/24	$1,770,255	$1,757,915
4/30/24	$1,719,545	$1,712,897
5/31/24	$1,790,232	$1,779,246
6/30/24	$1,758,971	$1,750,522
7/31/24	$1,816,976	$1,801,877
8/31/24	$1,876,549	$1,860,467
9/30/24	$1,898,585	$1,877,647
10/31/24	$1,783,519	$1,775,539
11/30/24	$1,785,118	$1,765,466
12/31/24	$1,741,398	$1,725,315
1/31/25	$1,839,046	$1,815,983
2/28/25	$1,882,988	$1,851,201
3/31/25	$1,877,957	$1,843,733
4/30/25	$1,945,975	$1,928,186
5/31/25	$2,032,241	$2,016,406
6/30/25	$2,090,198	$2,060,835
7/31/25	$2,054,913	$2,031,907
8/31/25	$2,157,407	$2,118,532
9/30/25	$2,202,127	$2,159,078
10/31/25	$2,237,564	$2,184,477
11/30/25	$2,254,438	$2,198,040
12/31/25	$2,326,747	$2,263,979
1/31/26	$2,444,622	$2,382,123
2/28/26	$2,567,622	$2,492,337
3/31/26	$2,269,024	$2,235,877

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	20.82%	7.10%	8.54%
MSCI EAFE Index	21.27%	7.91%	8.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$176,731
# of Portfolio Holdings	1,274
Portfolio Turnover Rate	875%
Total Net Advisory Fees Paid During the Reporting Period	$695
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.5%
Asset-Backed Securities	25.1%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	4.5%
Exchange-Traded Funds	4.1%
Corporate Bonds & Notes	3.0%
Short-Term Instruments	20.4%
Affiliated Investments	11.0%
Financial Derivative Instruments	2.4%
Other Assets and Liabilities, Net	(86.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSKIX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report |

March 31, 2026

PIMS0321TSRAR_033126

I-2: PPLPX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$105	0.95%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance as the MSCI EAFE Index returned 21.27%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	MSCI EAFE Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,038,961	$1,028,951
5/31/16	$1,029,685	$1,019,604
6/30/16	$994,434	$985,378
7/31/16	$1,050,093	$1,035,318
8/31/16	$1,051,948	$1,036,053
9/30/16	$1,070,501	$1,048,780
10/31/16	$1,059,369	$1,027,328
11/30/16	$1,035,250	$1,006,867
12/31/16	$1,079,777	$1,041,297
1/31/17	$1,115,028	$1,071,502
2/28/17	$1,135,436	$1,086,824
3/31/17	$1,168,831	$1,116,743
4/30/17	$1,196,660	$1,145,159
5/31/17	$1,241,187	$1,187,190
6/30/17	$1,241,561	$1,185,091
7/31/17	$1,279,071	$1,219,275
8/31/17	$1,280,946	$1,218,816
9/30/17	$1,315,721	$1,249,141
10/31/17	$1,336,545	$1,268,109
11/30/17	$1,347,904	$1,281,410
12/31/17	$1,366,512	$1,301,978
1/31/18	$1,437,193	$1,367,285
2/28/18	$1,372,402	$1,305,571
3/31/18	$1,346,005	$1,282,040
4/30/18	$1,379,705	$1,311,312
5/31/18	$1,349,970	$1,281,837
6/30/18	$1,333,797	$1,266,176
7/31/18	$1,367,894	$1,297,344
8/31/18	$1,333,797	$1,272,289
9/30/18	$1,348,259	$1,283,331
10/31/18	$1,238,612	$1,181,188
11/30/18	$1,228,459	$1,179,699
12/31/18	$1,159,573	$1,122,432
1/31/19	$1,242,072	$1,196,198
2/28/19	$1,274,155	$1,226,691
3/31/19	$1,285,613	$1,234,426
4/30/19	$1,326,863	$1,269,133
5/31/19	$1,255,822	$1,208,181
6/30/19	$1,333,123	$1,279,857
7/31/19	$1,317,034	$1,263,607
8/31/19	$1,271,064	$1,230,872
9/30/19	$1,308,727	$1,266,144
10/31/19	$1,361,909	$1,311,636
11/30/19	$1,375,782	$1,326,422
12/31/19	$1,429,901	$1,369,530
1/31/20	$1,404,242	$1,340,924
2/29/20	$1,273,615	$1,219,707
3/31/20	$1,054,348	$1,056,915
4/30/20	$1,138,323	$1,125,195
5/31/20	$1,196,638	$1,174,191
6/30/20	$1,247,010	$1,214,172
7/31/20	$1,282,236	$1,242,473
8/31/20	$1,355,037	$1,306,349
9/30/20	$1,324,507	$1,272,406
10/31/20	$1,275,191	$1,221,600
11/30/20	$1,477,155	$1,410,965
12/31/20	$1,552,304	$1,476,569
1/31/21	$1,538,213	$1,460,838
2/28/21	$1,568,743	$1,493,603
3/31/21	$1,601,621	$1,527,946
4/30/21	$1,653,286	$1,573,921
5/31/21	$1,714,345	$1,625,248
6/30/21	$1,689,454	$1,606,958
7/31/21	$1,699,787	$1,619,057
8/31/21	$1,730,786	$1,647,617
9/30/21	$1,679,566	$1,599,801
10/31/21	$1,708,878	$1,639,149
11/30/21	$1,623,874	$1,562,857
12/31/21	$1,710,997	$1,642,881
1/31/22	$1,624,986	$1,563,490
2/28/22	$1,585,053	$1,535,846
3/31/22	$1,586,942	$1,545,717
4/30/22	$1,478,416	$1,445,717
5/31/22	$1,487,630	$1,456,556
6/30/22	$1,333,175	$1,321,405
7/31/22	$1,404,264	$1,387,251
8/31/22	$1,333,175	$1,321,364
9/30/22	$1,188,791	$1,197,754
10/31/22	$1,247,034	$1,262,163
11/30/22	$1,388,483	$1,404,328
12/31/22	$1,396,150	$1,405,456
1/31/23	$1,516,154	$1,519,266
2/28/23	$1,485,421	$1,487,564
3/31/23	$1,505,910	$1,524,432
4/30/23	$1,549,814	$1,567,471
5/31/23	$1,489,812	$1,501,139
6/30/23	$1,555,048	$1,569,455
7/31/23	$1,607,811	$1,620,237
8/31/23	$1,546,254	$1,558,162
9/30/23	$1,490,464	$1,504,939
10/31/23	$1,422,649	$1,443,926
11/30/23	$1,561,228	$1,577,948
12/31/23	$1,652,816	$1,661,783
1/31/24	$1,666,266	$1,671,346
2/29/24	$1,697,648	$1,701,939
3/31/24	$1,755,239	$1,757,915
4/30/24	$1,705,002	$1,712,897
5/31/24	$1,775,029	$1,779,246
6/30/24	$1,743,868	$1,750,522
7/31/24	$1,802,877	$1,801,877
8/31/24	$1,860,333	$1,860,467
9/30/24	$1,881,716	$1,877,647
10/31/24	$1,767,769	$1,775,539
11/30/24	$1,769,351	$1,765,466
12/31/24	$1,725,494	$1,725,315
1/31/25	$1,822,160	$1,815,983
2/28/25	$1,865,660	$1,851,201
3/31/25	$1,860,392	$1,843,733
4/30/25	$1,927,714	$1,928,186
5/31/25	$2,011,457	$2,016,406
6/30/25	$2,068,829	$2,060,835
7/31/25	$2,035,568	$2,031,907
8/31/25	$2,137,013	$2,118,532
9/30/25	$2,180,649	$2,159,078
10/31/25	$2,214,043	$2,184,477
11/30/25	$2,232,410	$2,198,040
12/31/25	$2,303,286	$2,263,979
1/31/26	$2,419,886	$2,382,123
2/28/26	$2,541,557	$2,492,337
3/31/26	$2,245,682	$2,235,877

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	20.71%	6.99%	8.43%
MSCI EAFE Index	21.27%	7.91%	8.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$176,731
# of Portfolio Holdings	1,274
Portfolio Turnover Rate	875%
Total Net Advisory Fees Paid During the Reporting Period	$695
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.5%
Asset-Backed Securities	25.1%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	4.5%
Exchange-Traded Funds	4.1%
Corporate Bonds & Notes	3.0%
Short-Term Instruments	20.4%
Affiliated Investments	11.0%
Financial Derivative Instruments	2.4%
Other Assets and Liabilities, Net	(86.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPLPX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report |

March 31, 2026

PIMS1927TSRAR_033126

I-3: PSKNX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$110	1.00%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance as the MSCI EAFE Index returned 21.27%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	MSCI EAFE Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,038,982	$1,028,951
5/31/16	$1,029,543	$1,019,604
6/30/16	$994,046	$985,378
7/31/16	$1,051,624	$1,035,318
8/31/16	$1,053,351	$1,036,053
9/30/16	$1,071,831	$1,048,780
10/31/16	$1,058,670	$1,027,328
11/30/16	$1,034,355	$1,006,867
12/31/16	$1,077,008	$1,041,297
1/31/17	$1,114,070	$1,071,502
2/28/17	$1,134,399	$1,086,824
3/31/17	$1,165,866	$1,116,743
4/30/17	$1,195,473	$1,145,159
5/31/17	$1,239,938	$1,187,190
6/30/17	$1,240,283	$1,185,091
7/31/17	$1,277,707	$1,219,275
8/31/17	$1,281,302	$1,218,816
9/30/17	$1,314,490	$1,249,141
10/31/17	$1,337,082	$1,268,109
11/30/17	$1,348,297	$1,281,410
12/31/17	$1,367,030	$1,301,978
1/31/18	$1,435,692	$1,367,285
2/28/18	$1,370,633	$1,305,571
3/31/18	$1,344,216	$1,282,040
4/30/18	$1,379,804	$1,311,312
5/31/18	$1,350,067	$1,281,837
6/30/18	$1,334,089	$1,266,176
7/31/18	$1,368,193	$1,297,344
8/31/18	$1,332,082	$1,272,289
9/30/18	$1,346,704	$1,283,331
10/31/18	$1,237,018	$1,181,188
11/30/18	$1,228,893	$1,179,699
12/31/18	$1,158,048	$1,122,432
1/31/19	$1,242,895	$1,196,198
2/28/19	$1,272,706	$1,226,691
3/31/19	$1,284,172	$1,234,426
4/30/19	$1,325,449	$1,269,133
5/31/19	$1,254,361	$1,208,181
6/30/19	$1,331,831	$1,279,857
7/31/19	$1,315,730	$1,263,607
8/31/19	$1,269,725	$1,230,872
9/30/19	$1,307,307	$1,266,144
10/31/19	$1,360,525	$1,311,636
11/30/19	$1,374,408	$1,326,422
12/31/19	$1,426,086	$1,369,530
1/31/20	$1,400,411	$1,340,924
2/29/20	$1,272,040	$1,219,707
3/31/20	$1,052,642	$1,056,915
4/30/20	$1,136,667	$1,125,195
5/31/20	$1,195,018	$1,174,191
6/30/20	$1,245,797	$1,214,172
7/31/20	$1,278,704	$1,242,473
8/31/20	$1,351,572	$1,306,349
9/30/20	$1,323,365	$1,272,406
10/31/20	$1,271,653	$1,221,600
11/30/20	$1,473,801	$1,410,965
12/31/20	$1,549,019	$1,476,569
1/31/21	$1,537,266	$1,460,838
2/28/21	$1,565,473	$1,493,603
3/31/21	$1,598,380	$1,527,946
4/30/21	$1,650,093	$1,573,921
5/31/21	$1,711,207	$1,625,248
6/30/21	$1,683,913	$1,606,958
7/31/21	$1,696,846	$1,619,057
8/31/21	$1,727,886	$1,647,617
9/30/21	$1,676,761	$1,599,801
10/31/21	$1,703,190	$1,639,149
11/30/21	$1,620,967	$1,562,857
12/31/21	$1,708,191	$1,642,881
1/31/22	$1,618,934	$1,563,490
2/28/22	$1,582,001	$1,535,846
3/31/22	$1,582,868	$1,545,717
4/30/22	$1,474,129	$1,445,717
5/31/22	$1,483,362	$1,456,556
6/30/22	$1,329,661	$1,321,405
7/31/22	$1,399,861	$1,387,251
8/31/22	$1,328,629	$1,321,364
9/30/22	$1,185,553	$1,197,754
10/31/22	$1,242,851	$1,262,163
11/30/22	$1,384,534	$1,404,328
12/31/22	$1,390,897	$1,405,456
1/31/23	$1,511,333	$1,519,266
2/28/23	$1,480,490	$1,487,564
3/31/23	$1,501,052	$1,524,432
4/30/23	$1,545,114	$1,567,471
5/31/23	$1,484,896	$1,501,139
6/30/23	$1,550,157	$1,569,455
7/31/23	$1,603,104	$1,620,237
8/31/23	$1,541,333	$1,558,162
9/30/23	$1,485,200	$1,504,939
10/31/23	$1,417,153	$1,443,926
11/30/23	$1,554,726	$1,577,948
12/31/23	$1,648,147	$1,661,783
1/31/24	$1,660,145	$1,671,346
2/29/24	$1,691,638	$1,701,939
3/31/24	$1,749,378	$1,757,915
4/30/24	$1,698,959	$1,712,897
5/31/24	$1,767,712	$1,779,246
6/30/24	$1,737,815	$1,750,522
7/31/24	$1,795,482	$1,801,877
8/31/24	$1,853,149	$1,860,467
9/30/24	$1,874,402	$1,877,647
10/31/24	$1,761,620	$1,775,539
11/30/24	$1,761,620	$1,765,466
12/31/24	$1,718,725	$1,725,315
1/31/25	$1,814,120	$1,815,983
2/28/25	$1,857,775	$1,851,201
3/31/25	$1,852,100	$1,843,733
4/30/25	$1,919,659	$1,928,186
5/31/25	$2,003,696	$2,016,406
6/30/25	$2,060,849	$2,060,835
7/31/25	$2,025,806	$2,031,907
8/31/25	$2,127,597	$2,118,532
9/30/25	$2,171,116	$2,159,078
10/31/25	$2,204,621	$2,184,477
11/30/25	$2,221,373	$2,198,040
12/31/25	$2,293,941	$2,263,979
1/31/26	$2,407,536	$2,382,123
2/28/26	$2,529,609	$2,492,337
3/31/26	$2,234,236	$2,235,877

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	20.63%	6.93%	8.37%
MSCI EAFE Index	21.27%	7.91%	8.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$176,731
# of Portfolio Holdings	1,274
Portfolio Turnover Rate	875%
Total Net Advisory Fees Paid During the Reporting Period	$695
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.5%
Asset-Backed Securities	25.1%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	4.5%
Exchange-Traded Funds	4.1%
Corporate Bonds & Notes	3.0%
Short-Term Instruments	20.4%
Affiliated Investments	11.0%
Financial Derivative Instruments	2.4%
Other Assets and Liabilities, Net	(86.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSKNX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report |

March 31, 2026

PIMS2201TSRAR_033126

Institutional Class: PSLDX

PIMCO StocksPLUS® Long Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Long Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$315	2.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the S&P 500 Index + Bloomberg US Long-Term Government/Credit Index - ICE BofA SOFR Overnight Rate Index (“Index”), as the strategy outperformed like-duration Treasuries.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection, detracted from relative performance versus the Index, as the curve steepened.

  Positioning within investment grade credit detracted from relative performance versus the Index, as tactical spread beta positioning underperformed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,017,673	$1,003,877	$1,015,981
5/31/16	$1,038,292	$1,021,904	$1,037,409
6/30/16	$1,091,840	$1,024,552	$1,091,744
7/31/16	$1,164,333	$1,062,326	$1,160,518
8/31/16	$1,167,292	$1,063,818	$1,161,164
9/30/16	$1,157,272	$1,064,019	$1,145,690
10/31/16	$1,105,143	$1,044,610	$1,092,064
11/30/16	$1,079,823	$1,083,297	$1,066,202
12/31/16	$1,111,580	$1,104,710	$1,094,450
1/31/17	$1,139,492	$1,125,662	$1,117,918
2/28/17	$1,206,811	$1,170,357	$1,182,751
3/31/17	$1,201,885	$1,171,723	$1,176,765
4/30/17	$1,233,082	$1,183,756	$1,206,521
5/31/17	$1,272,488	$1,200,415	$1,247,294
6/30/17	$1,288,177	$1,207,907	$1,263,364
7/31/17	$1,317,866	$1,232,745	$1,291,270
8/31/17	$1,347,555	$1,236,519	$1,323,027
9/30/17	$1,362,059	$1,262,026	$1,336,278
10/31/17	$1,397,198	$1,291,476	$1,371,460
11/30/17	$1,442,377	$1,331,085	$1,419,476
12/31/17	$1,476,927	$1,345,885	$1,460,900
1/31/18	$1,534,283	$1,422,942	$1,510,733
2/28/18	$1,433,909	$1,370,497	$1,406,443
3/31/18	$1,415,767	$1,335,668	$1,392,065
4/30/18	$1,391,002	$1,340,793	$1,367,677
5/31/18	$1,432,278	$1,373,082	$1,414,132
6/30/18	$1,438,909	$1,381,533	$1,411,768
7/31/18	$1,492,662	$1,432,945	$1,464,964
8/31/18	$1,548,482	$1,479,638	$1,522,731
9/30/18	$1,532,394	$1,488,060	$1,504,905
10/31/18	$1,386,452	$1,386,351	$1,352,573
11/30/18	$1,419,810	$1,414,602	$1,384,943
12/31/18	$1,333,807	$1,286,877	$1,305,007
1/31/19	$1,463,877	$1,390,001	$1,438,775
2/28/19	$1,506,445	$1,434,632	$1,473,323
3/31/19	$1,599,756	$1,462,509	$1,569,692
4/30/19	$1,654,266	$1,521,726	$1,623,078
5/31/19	$1,616,346	$1,425,023	$1,580,058
6/30/19	$1,760,534	$1,525,453	$1,734,802
7/31/19	$1,796,759	$1,547,377	$1,769,013
8/31/19	$1,903,019	$1,522,866	$1,877,743
9/30/19	$1,903,922	$1,551,360	$1,873,474
10/31/19	$1,939,368	$1,584,962	$1,910,072
11/30/19	$2,007,727	$1,642,494	$1,977,802
12/31/19	$2,035,379	$1,692,068	$2,011,201
1/31/20	$2,152,230	$1,691,405	$2,112,942
2/29/20	$2,051,684	$1,552,170	$2,015,119
3/31/20	$1,715,370	$1,360,457	$1,719,524
4/30/20	$2,007,639	$1,534,859	$2,028,295
5/31/20	$2,114,167	$1,607,961	$2,125,140
6/30/20	$2,193,289	$1,639,939	$2,200,383
7/31/20	$2,421,986	$1,732,407	$2,447,638
8/31/20	$2,512,914	$1,856,933	$2,524,510
9/30/20	$2,415,278	$1,786,376	$2,424,792
10/31/20	$2,301,350	$1,738,869	$2,323,836
11/30/20	$2,654,527	$1,929,213	$2,668,387
12/31/20	$2,760,389	$2,003,388	$2,765,503
1/31/21	$2,662,784	$1,983,162	$2,655,691
2/28/21	$2,635,333	$2,037,848	$2,613,382
3/31/21	$2,645,165	$2,127,097	$2,628,098
4/30/21	$2,849,638	$2,240,617	$2,821,427
5/31/21	$2,878,849	$2,256,266	$2,862,118
6/30/21	$3,056,409	$2,308,938	$3,033,158
7/31/21	$3,216,175	$2,363,787	$3,193,133
8/31/21	$3,306,478	$2,435,659	$3,279,844
9/30/21	$3,075,411	$2,322,377	$3,053,707
10/31/21	$3,323,427	$2,485,087	$3,321,215
11/30/21	$3,342,506	$2,467,868	$3,343,873
12/31/21	$3,470,727	$2,578,469	$3,466,938
1/31/22	$3,144,122	$2,445,041	$3,126,380
2/28/22	$2,965,578	$2,371,833	$2,954,565
3/31/22	$2,937,108	$2,459,898	$2,944,187
4/30/22	$2,428,594	$2,245,390	$2,432,730
5/31/22	$2,411,059	$2,249,509	$2,428,946
6/30/22	$2,118,732	$2,063,826	$2,157,329
7/31/22	$2,400,642	$2,254,120	$2,441,854
8/31/22	$2,198,019	$2,162,193	$2,232,338
9/30/22	$1,823,834	$1,963,058	$1,852,050
10/31/22	$1,890,236	$2,121,990	$1,919,646
11/30/22	$2,138,136	$2,240,575	$2,179,984
12/31/22	$1,972,570	$2,111,486	$2,017,865
1/31/23	$2,239,736	$2,244,159	$2,277,019
2/28/23	$2,074,984	$2,189,404	$2,101,685
3/31/23	$2,223,187	$2,269,786	$2,267,288
4/30/23	$2,264,741	$2,305,214	$2,311,031
5/31/23	$2,211,314	$2,315,234	$2,247,986
6/30/23	$2,361,754	$2,468,213	$2,404,658
7/31/23	$2,402,037	$2,547,505	$2,442,846
8/31/23	$2,300,584	$2,506,944	$2,336,459
9/30/23	$2,040,666	$2,387,418	$2,077,264
10/31/23	$1,893,823	$2,337,219	$1,931,653
11/30/23	$2,246,549	$2,550,667	$2,303,429
12/31/23	$2,522,740	$2,666,546	$2,586,659
1/31/24	$2,528,908	$2,711,355	$2,576,772
2/29/24	$2,590,588	$2,856,129	$2,635,711
3/31/24	$2,706,231	$2,948,024	$2,752,304
4/30/24	$2,447,664	$2,827,613	$2,482,653
5/31/24	$2,634,848	$2,967,819	$2,665,841
6/30/24	$2,740,964	$3,074,311	$2,779,542
7/31/24	$2,859,777	$3,111,733	$2,891,891
8/31/24	$2,970,340	$3,187,213	$3,011,706
9/30/24	$3,100,351	$3,255,283	$3,134,074
10/31/24	$2,918,791	$3,225,762	$2,948,130
11/30/24	$3,145,309	$3,415,118	$3,172,879
12/31/24	$2,910,636	$3,333,707	$2,935,404
1/31/25	$2,997,866	$3,426,543	$3,017,701
2/28/25	$3,090,437	$3,381,833	$3,095,788
3/31/25	$2,868,328	$3,191,285	$2,878,941
4/30/25	$2,767,652	$3,169,646	$2,810,701
5/31/25	$2,882,971	$3,369,158	$2,924,334
6/30/25	$3,102,841	$3,540,489	$3,146,333
7/31/25	$3,153,097	$3,619,947	$3,189,048
8/31/25	$3,227,550	$3,693,330	$3,258,967
9/30/25	$3,436,930	$3,828,137	$3,470,141
10/31/25	$3,554,012	$3,917,767	$3,572,326
11/30/25	$3,565,343	$3,927,370	$3,585,071
12/31/25	$3,502,374	$3,929,774	$3,525,397
1/31/26	$3,548,938	$3,986,756	$3,555,991
2/28/26	$3,638,015	$3,956,458	$3,633,492
3/31/26	$3,281,704	$3,759,445	$3,313,175

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.41%	4.41%	12.62%
S&P 500 Index	17.80%	12.06%	14.16%
Supplemental IndexFootnote Reference1	15.08%	4.79%	-%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of S&P 500 Index and Bloomberg Long-Term Government/Credit Index - Secured Overnight Financing Rate (SOFR).

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$501,725
# of Portfolio Holdings	942
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,926
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	89.6%
Corporate Bonds & Notes	55.8%
U.S. Government Agencies	26.1%
Sovereign Issues	6.2%
Municipal Bonds & Notes	2.4%
Asset-Backed Securities	1.7%
Non-Agency Mortgage-Backed Securities	1.0%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	(86.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.71% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSLDX

PIMCO StocksPLUS® Long Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS1824TSRAR_033126

Class A: PSSAX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.17%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Long exposure to Brazilian real versus U.S. dollar contributed to performance.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	Inverse of S&P 500 Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,700	$10,039	$9,961
5/31/16	$9,531	$10,219	$9,782
6/30/16	$9,522	$10,246	$9,757
7/31/16	$9,250	$10,623	$9,397
8/31/16	$9,250	$10,638	$9,384
9/30/16	$9,297	$10,640	$9,382
10/31/16	$9,503	$10,446	$9,553
11/30/16	$9,147	$10,833	$9,200
12/31/16	$9,044	$11,047	$9,018
1/31/17	$8,932	$11,257	$8,847
2/28/17	$8,669	$11,704	$8,496
3/31/17	$8,669	$11,717	$8,486
4/30/17	$8,594	$11,838	$8,398
5/31/17	$8,500	$12,004	$8,280
6/30/17	$8,473	$12,079	$8,229
7/31/17	$8,332	$12,327	$8,059
8/31/17	$8,341	$12,365	$8,035
9/30/17	$8,207	$12,620	$7,869
10/31/17	$8,055	$12,915	$7,685
11/30/17	$7,827	$13,311	$7,450
12/31/17	$7,746	$13,459	$7,367
1/31/18	$7,357	$14,229	$6,945
2/28/18	$7,614	$13,705	$7,201
3/31/18	$7,809	$13,357	$7,384
4/30/18	$7,809	$13,408	$7,356
5/31/18	$7,647	$13,731	$7,179
6/30/18	$7,628	$13,815	$7,134
7/31/18	$7,381	$14,329	$6,869
8/31/18	$7,133	$14,796	$6,645
9/30/18	$7,133	$14,881	$6,607
10/31/18	$7,647	$13,864	$7,059
11/30/18	$7,457	$14,146	$6,915
12/31/18	$8,122	$12,869	$7,539
1/31/19	$7,575	$13,900	$6,935
2/28/19	$7,373	$14,346	$6,712
3/31/19	$7,261	$14,625	$6,582
4/30/19	$7,029	$15,217	$6,316
5/31/19	$7,503	$14,250	$6,717
6/30/19	$7,048	$15,255	$6,243
7/31/19	$6,971	$15,474	$6,154
8/31/19	$7,019	$15,229	$6,251
9/30/19	$6,913	$15,514	$6,134
10/31/19	$6,806	$15,850	$6,001
11/30/19	$6,593	$16,425	$5,784
12/31/19	$6,448	$16,921	$5,609
1/31/20	$6,487	$16,914	$5,611
2/29/20	$7,029	$15,522	$6,073
3/31/20	$7,251	$13,605	$6,823
4/30/20	$6,467	$15,349	$5,949
5/31/20	$6,196	$16,080	$5,665
6/30/20	$6,083	$16,399	$5,553
7/31/20	$5,779	$17,324	$5,239
8/31/20	$5,436	$18,569	$4,863
9/30/20	$5,650	$17,864	$5,048
10/31/20	$5,809	$17,389	$5,182
11/30/20	$5,242	$19,292	$4,615
12/31/20	$5,085	$20,034	$4,437
1/31/21	$5,166	$19,832	$4,482
2/28/21	$5,004	$20,378	$4,358
3/31/21	$4,805	$21,271	$4,168
4/30/21	$4,567	$22,406	$3,945
5/31/21	$4,536	$22,563	$3,918
6/30/21	$4,424	$23,089	$3,826
7/31/21	$4,323	$23,638	$3,735
8/31/21	$4,221	$24,357	$3,622
9/30/21	$4,434	$23,224	$3,790
10/31/21	$4,120	$24,851	$3,525
11/30/21	$4,140	$24,679	$3,549
12/31/21	$3,952	$25,785	$3,390
1/31/22	$4,155	$24,450	$3,565
2/28/22	$4,252	$23,718	$3,672
3/31/22	$4,079	$24,599	$3,536
4/30/22	$4,429	$22,454	$3,844
5/31/22	$4,389	$22,495	$3,837
6/30/22	$4,715	$20,638	$4,154
7/31/22	$4,337	$22,541	$3,771
8/31/22	$4,510	$21,622	$3,925
9/30/22	$4,924	$19,631	$4,286
10/31/22	$4,551	$21,220	$3,939
11/30/22	$4,337	$22,406	$3,719
12/31/22	$4,618	$21,115	$3,933
1/31/23	$4,397	$22,442	$3,686
2/28/23	$4,520	$21,894	$3,776
3/31/23	$4,357	$22,698	$3,637
4/30/23	$4,320	$23,052	$3,581
5/31/23	$4,336	$23,152	$3,565
6/30/23	$4,101	$24,682	$3,329
7/31/23	$4,023	$25,475	$3,222
8/31/23	$4,122	$25,069	$3,274
9/30/23	$4,357	$23,874	$3,430
10/31/23	$4,477	$23,372	$3,502
11/30/23	$4,143	$25,507	$3,182
12/31/23	$4,018	$26,665	$3,038
1/31/24	$3,992	$27,114	$2,987
2/29/24	$3,819	$28,561	$2,827
3/31/24	$3,736	$29,480	$2,736
4/30/24	$3,919	$28,276	$2,848
5/31/24	$3,772	$29,678	$2,707
6/30/24	$3,668	$30,743	$2,609
7/31/24	$3,668	$31,117	$2,578
8/31/24	$3,600	$31,872	$2,515
9/30/24	$3,553	$32,553	$2,461
10/31/24	$3,590	$32,258	$2,484
11/30/24	$3,438	$34,151	$2,338
12/31/24	$3,548	$33,337	$2,394
1/31/25	$3,485	$34,265	$2,327
2/28/25	$3,569	$33,818	$2,357
3/31/25	$3,804	$31,913	$2,490
4/30/25	$3,752	$31,696	$2,507
5/31/25	$3,543	$33,692	$2,349
6/30/25	$3,412	$35,405	$2,230
7/31/25	$3,360	$36,199	$2,180
8/31/25	$3,334	$36,933	$2,136
9/30/25	$3,245	$38,281	$2,058
10/31/25	$3,209	$39,178	$2,010
11/30/25	$3,219	$39,274	$2,005
12/31/25	$3,245	$39,298	$2,003
1/31/26	$3,214	$39,868	$1,974
2/28/26	$3,261	$39,565	$1,989
3/31/26	$3,412	$37,594	$2,088

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	(10.29%)	(6.62%)	(9.85%)
Class A (including sales charge)	(13.61%)	(7.33%)	(10.19%)
S&P 500 Index	17.80%	12.06%	14.16%
Inverse of S&P 500 Index	(16.14%)	(12.91%)	(14.50%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$92,686
# of Portfolio Holdings	1,065
Portfolio Turnover Rate	995%
Total Net Advisory Fees Paid During the Reporting Period	$364
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.3%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	9.7%
Corporate Bonds & Notes	2.0%
U.S. Treasury Obligations	1.0%
Short-Term Instruments	20.2%
Affiliated Investments	32.2%
Financial Derivative Instruments	(7.2%)
Other Assets and Liabilities, Net	(86.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSSAX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report |

March 31, 2026

PIMS4052TSRAR_033126

Class C: PSSCX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.92%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Long exposure to Brazilian real versus U.S. dollar contributed to performance.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Inverse of S&P 500 Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,071	$10,039	$9,961
5/31/16	$9,889	$10,219	$9,782
6/30/16	$9,879	$10,246	$9,757
7/31/16	$9,587	$10,623	$9,397
8/31/16	$9,577	$10,638	$9,384
9/30/16	$9,627	$10,640	$9,382
10/31/16	$9,829	$10,446	$9,553
11/30/16	$9,456	$10,833	$9,200
12/31/16	$9,345	$11,047	$9,018
1/31/17	$9,224	$11,257	$8,847
2/28/17	$8,942	$11,704	$8,496
3/31/17	$8,931	$11,717	$8,486
4/30/17	$8,861	$11,838	$8,398
5/31/17	$8,750	$12,004	$8,280
6/30/17	$8,719	$12,079	$8,229
7/31/17	$8,567	$12,327	$8,059
8/31/17	$8,578	$12,365	$8,035
9/30/17	$8,429	$12,620	$7,869
10/31/17	$8,276	$12,915	$7,685
11/30/17	$8,032	$13,311	$7,450
12/31/17	$7,940	$13,459	$7,367
1/31/18	$7,533	$14,229	$6,945
2/28/18	$7,798	$13,705	$7,201
3/31/18	$7,992	$13,357	$7,384
4/30/18	$7,982	$13,408	$7,356
5/31/18	$7,819	$13,731	$7,179
6/30/18	$7,789	$13,815	$7,134
7/31/18	$7,534	$14,329	$6,869
8/31/18	$7,280	$14,796	$6,645
9/30/18	$7,270	$14,881	$6,607
10/31/18	$7,789	$13,864	$7,059
11/30/18	$7,595	$14,146	$6,915
12/31/18	$8,256	$12,869	$7,539
1/31/19	$7,704	$13,900	$6,935
2/28/19	$7,490	$14,346	$6,712
3/31/19	$7,371	$14,625	$6,582
4/30/19	$7,134	$15,217	$6,316
5/31/19	$7,608	$14,250	$6,717
6/30/19	$7,134	$15,255	$6,243
7/31/19	$7,052	$15,474	$6,154
8/31/19	$7,104	$15,229	$6,251
9/30/19	$6,990	$15,514	$6,134
10/31/19	$6,877	$15,850	$6,001
11/30/19	$6,661	$16,425	$5,784
12/31/19	$6,517	$16,921	$5,609
1/31/20	$6,548	$16,914	$5,611
2/29/20	$7,083	$15,522	$6,073
3/31/20	$7,310	$13,605	$6,823
4/30/20	$6,517	$15,349	$5,949
5/31/20	$6,239	$16,080	$5,665
6/30/20	$6,120	$16,399	$5,553
7/31/20	$5,808	$17,324	$5,239
8/31/20	$5,465	$18,569	$4,863
9/30/20	$5,671	$17,864	$5,048
10/31/20	$5,829	$17,389	$5,182
11/30/20	$5,259	$19,292	$4,615
12/31/20	$5,092	$20,034	$4,437
1/31/21	$5,167	$19,832	$4,482
2/28/21	$5,006	$20,378	$4,358
3/31/21	$4,803	$21,271	$4,168
4/30/21	$4,561	$22,406	$3,945
5/31/21	$4,529	$22,563	$3,918
6/30/21	$4,410	$23,089	$3,826
7/31/21	$4,308	$23,638	$3,735
8/31/21	$4,206	$24,357	$3,622
9/30/21	$4,421	$23,224	$3,790
10/31/21	$4,099	$24,851	$3,525
11/30/21	$4,120	$24,679	$3,549
12/31/21	$3,926	$25,785	$3,390
1/31/22	$4,131	$24,450	$3,565
2/28/22	$4,222	$23,718	$3,672
3/31/22	$4,045	$24,599	$3,536
4/30/22	$4,394	$22,454	$3,844
5/31/22	$4,346	$22,495	$3,837
6/30/22	$4,669	$20,638	$4,154
7/31/22	$4,297	$22,541	$3,771
8/31/22	$4,464	$21,622	$3,925
9/30/22	$4,869	$19,631	$4,286
10/31/22	$4,502	$21,220	$3,939
11/30/22	$4,280	$22,406	$3,719
12/31/22	$4,561	$21,115	$3,933
1/31/23	$4,340	$22,442	$3,686
2/28/23	$4,459	$21,894	$3,776
3/31/23	$4,292	$22,698	$3,637
4/30/23	$4,253	$23,052	$3,581
5/31/23	$4,264	$23,152	$3,565
6/30/23	$4,033	$24,682	$3,329
7/31/23	$3,951	$25,475	$3,222
8/31/23	$4,044	$25,069	$3,274
9/30/23	$4,281	$23,874	$3,430
10/31/23	$4,391	$23,372	$3,502
11/30/23	$4,061	$25,507	$3,182
12/31/23	$3,940	$26,665	$3,038
1/31/24	$3,907	$27,114	$2,987
2/29/24	$3,736	$28,561	$2,827
3/31/24	$3,653	$29,480	$2,736
4/30/24	$3,829	$28,276	$2,848
5/31/24	$3,681	$29,678	$2,707
6/30/24	$3,582	$30,743	$2,609
7/31/24	$3,576	$31,117	$2,578
8/31/24	$3,510	$31,872	$2,515
9/30/24	$3,461	$32,553	$2,461
10/31/24	$3,494	$32,258	$2,484
11/30/24	$3,345	$34,151	$2,338
12/31/24	$3,450	$33,337	$2,394
1/31/25	$3,384	$34,265	$2,327
2/28/25	$3,466	$33,818	$2,357
3/31/25	$3,692	$31,913	$2,490
4/30/25	$3,637	$31,696	$2,507
5/31/25	$3,439	$33,692	$2,349
6/30/25	$3,307	$35,405	$2,230
7/31/25	$3,252	$36,199	$2,180
8/31/25	$3,230	$36,933	$2,136
9/30/25	$3,142	$38,281	$2,058
10/31/25	$3,098	$39,178	$2,010
11/30/25	$3,109	$39,274	$2,005
12/31/25	$3,136	$39,298	$2,003
1/31/26	$3,103	$39,868	$1,974
2/28/26	$3,147	$39,565	$1,989
3/31/26	$3,285	$37,594	$2,088

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	(11.03%)	(7.32%)	(10.54%)
Class C (including sales charge)	(11.92%)	(7.32%)	(10.54%)
S&P 500 Index	17.80%	12.06%	14.16%
Inverse of S&P 500 Index	(16.14%)	(12.91%)	(14.50%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$92,686
# of Portfolio Holdings	1,065
Portfolio Turnover Rate	995%
Total Net Advisory Fees Paid During the Reporting Period	$364
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.3%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	9.7%
Corporate Bonds & Notes	2.0%
U.S. Treasury Obligations	1.0%
Short-Term Instruments	20.2%
Affiliated Investments	32.2%
Financial Derivative Instruments	(7.2%)
Other Assets and Liabilities, Net	(86.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSSCX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report |

March 31, 2026

PIMS4252TSRAR_033126

Institutional Class: PSTIX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.77%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Long exposure to Brazilian real versus U.S. dollar contributed to performance.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	Inverse of S&P 500 Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,531	$1,003,877	$996,125
5/31/16	$991,469	$1,021,904	$978,237
6/30/16	$991,469	$1,024,552	$975,702
7/31/16	$962,085	$1,062,326	$939,728
8/31/16	$963,033	$1,063,818	$938,410
9/30/16	$968,720	$1,064,019	$938,231
10/31/16	$990,521	$1,044,610	$955,346
11/30/16	$952,607	$1,083,297	$919,964
12/31/16	$943,128	$1,104,710	$901,780
1/31/17	$931,754	$1,125,662	$884,677
2/28/17	$904,265	$1,170,357	$849,552
3/31/17	$904,265	$1,171,723	$848,560
4/30/17	$897,630	$1,183,756	$839,844
5/31/17	$887,204	$1,200,415	$828,026
6/30/17	$885,168	$1,207,907	$822,858
7/31/17	$870,876	$1,232,745	$805,936
8/31/17	$871,829	$1,236,519	$803,471
9/30/17	$858,340	$1,262,026	$786,895
10/31/17	$842,961	$1,291,476	$768,533
11/30/17	$818,931	$1,331,085	$744,963
12/31/17	$810,661	$1,345,885	$736,680
1/31/18	$770,225	$1,422,942	$694,502
2/28/18	$797,182	$1,370,497	$720,098
3/31/18	$818,747	$1,335,668	$738,400
4/30/18	$817,781	$1,340,793	$735,566
5/31/18	$802,314	$1,373,082	$717,851
6/30/18	$799,812	$1,381,533	$713,434
7/31/18	$774,667	$1,432,945	$686,886
8/31/18	$748,554	$1,479,638	$664,503
9/30/18	$748,554	$1,488,060	$660,720
10/31/18	$802,713	$1,386,351	$705,879
11/30/18	$783,371	$1,414,602	$691,495
12/31/18	$853,236	$1,286,877	$753,931
1/31/19	$796,678	$1,390,001	$693,514
2/28/19	$774,250	$1,434,632	$671,248
3/31/19	$763,849	$1,462,509	$658,204
4/30/19	$739,241	$1,521,726	$631,553
5/31/19	$789,442	$1,425,023	$671,687
6/30/19	$741,209	$1,525,453	$624,349
7/31/19	$733,334	$1,547,377	$615,376
8/31/19	$739,241	$1,522,866	$625,123
9/30/19	$728,413	$1,551,360	$613,427
10/31/19	$716,601	$1,584,962	$600,141
11/30/19	$694,945	$1,642,494	$578,355
12/31/19	$680,297	$1,692,068	$560,900
1/31/20	$684,241	$1,691,405	$561,121
2/29/20	$741,425	$1,552,170	$607,310
3/31/20	$765,088	$1,360,457	$682,321
4/30/20	$683,255	$1,534,859	$594,853
5/31/20	$654,663	$1,607,961	$566,520
6/30/20	$642,610	$1,639,939	$555,255
7/31/20	$610,679	$1,732,407	$523,946
8/31/20	$575,754	$1,856,933	$486,283
9/30/20	$598,063	$1,786,376	$504,763
10/31/20	$615,295	$1,738,869	$518,187
11/30/20	$555,489	$1,929,213	$461,463
12/31/20	$538,143	$2,003,388	$443,720
1/31/21	$546,390	$1,983,162	$448,199
2/28/21	$530,926	$2,037,848	$435,842
3/31/21	$508,985	$2,127,097	$416,753
4/30/21	$484,106	$2,240,617	$394,510
5/31/21	$480,996	$2,256,266	$391,757
6/30/21	$469,075	$2,308,938	$382,611
7/31/21	$458,709	$2,363,787	$373,520
8/31/21	$448,343	$2,435,659	$362,166
9/30/21	$471,148	$2,322,377	$379,009
10/31/21	$437,976	$2,485,087	$352,455
11/30/21	$440,050	$2,467,868	$354,895
12/31/21	$420,354	$2,578,469	$338,993
1/31/22	$442,123	$2,445,041	$356,534
2/28/22	$452,489	$2,371,833	$367,208
3/31/22	$433,830	$2,459,898	$353,575
4/30/22	$471,667	$2,245,390	$384,406
5/31/22	$467,520	$2,249,509	$383,702
6/30/22	$502,683	$2,063,826	$415,374
7/31/22	$462,531	$2,254,120	$377,074
8/31/22	$481,303	$2,162,193	$392,452
9/30/22	$525,627	$1,963,058	$428,597
10/31/22	$485,996	$2,121,990	$393,896
11/30/22	$463,052	$2,240,575	$371,884
12/31/22	$493,472	$2,111,486	$393,309
1/31/23	$469,874	$2,244,159	$368,595
2/28/23	$482,984	$2,189,404	$377,591
3/31/23	$465,500	$2,269,786	$363,726
4/30/23	$462,297	$2,305,214	$358,050
5/31/23	$463,899	$2,315,234	$356,492
6/30/23	$438,809	$2,468,213	$332,937
7/31/23	$430,267	$2,547,505	$322,244
8/31/23	$440,944	$2,506,944	$327,373
9/30/23	$467,102	$2,387,418	$342,982
10/31/23	$479,380	$2,337,219	$350,194
11/30/23	$444,147	$2,550,667	$318,212
12/31/23	$430,801	$2,666,546	$303,756
1/31/24	$428,132	$2,711,355	$298,652
2/29/24	$409,982	$2,856,129	$282,705
3/31/24	$400,907	$2,948,024	$273,609
4/30/24	$420,658	$2,827,613	$284,785
5/31/24	$405,177	$2,967,819	$270,663
6/30/24	$393,967	$3,074,311	$260,950
7/31/24	$393,967	$3,111,733	$257,776
8/31/24	$387,027	$3,187,213	$251,522
9/30/24	$382,223	$3,255,283	$246,150
10/31/24	$386,493	$3,225,762	$248,383
11/30/24	$370,478	$3,415,118	$233,801
12/31/24	$382,223	$3,333,707	$239,374
1/31/25	$375,283	$3,426,543	$232,710
2/28/25	$384,358	$3,381,833	$235,744
3/31/25	$409,982	$3,191,285	$249,028
4/30/25	$404,110	$3,169,646	$250,718
5/31/25	$382,223	$3,369,158	$234,935
6/30/25	$368,343	$3,540,489	$222,988
7/31/25	$362,471	$3,619,947	$217,985
8/31/25	$360,336	$3,693,330	$213,565
9/30/25	$350,727	$3,828,137	$205,770
10/31/25	$346,456	$3,917,767	$200,951
11/30/25	$347,524	$3,927,370	$200,460
12/31/25	$350,727	$3,929,774	$200,337
1/31/26	$348,057	$3,986,756	$197,434
2/28/26	$352,862	$3,956,458	$198,933
3/31/26	$369,411	$3,759,445	$208,839

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(9.90%)	(6.21%)	(9.48%)
S&P 500 Index	17.80%	12.06%	14.16%
Inverse of S&P 500 Index	(16.14%)	(12.91%)	(14.50%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$92,686
# of Portfolio Holdings	1,065
Portfolio Turnover Rate	995%
Total Net Advisory Fees Paid During the Reporting Period	$364
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.3%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	9.7%
Corporate Bonds & Notes	2.0%
U.S. Treasury Obligations	1.0%
Short-Term Instruments	20.2%
Affiliated Investments	32.2%
Financial Derivative Instruments	(7.2%)
Other Assets and Liabilities, Net	(86.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSTIX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report |

March 31, 2026

PIMS1800TSRAR_033126

I-2: PSPLX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$83	0.87%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Long exposure to Brazilian real versus U.S. dollar contributed to performance.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	S&P 500 Index	Inverse of S&P 500 Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,007,583	$1,003,877	$996,125
5/31/16	$990,521	$1,021,904	$978,237
6/30/16	$990,521	$1,024,552	$975,702
7/31/16	$962,085	$1,062,326	$939,728
8/31/16	$962,085	$1,063,818	$938,410
9/30/16	$967,773	$1,064,019	$938,231
10/31/16	$989,573	$1,044,610	$955,346
11/30/16	$951,659	$1,083,297	$919,964
12/31/16	$942,180	$1,104,710	$901,780
1/31/17	$930,806	$1,125,662	$884,677
2/28/17	$902,370	$1,170,357	$849,552
3/31/17	$903,318	$1,171,723	$848,560
4/30/17	$896,682	$1,183,756	$839,844
5/31/17	$886,256	$1,200,415	$828,026
6/30/17	$884,038	$1,207,907	$822,858
7/31/17	$869,749	$1,232,745	$805,936
8/31/17	$870,701	$1,236,519	$803,471
9/30/17	$856,730	$1,262,026	$786,895
10/31/17	$841,363	$1,291,476	$768,533
11/30/17	$817,352	$1,331,085	$744,963
12/31/17	$809,925	$1,345,885	$736,680
1/31/18	$768,563	$1,422,942	$694,502
2/28/18	$795,496	$1,370,497	$720,098
3/31/18	$815,866	$1,335,668	$738,400
4/30/18	$815,866	$1,340,793	$735,566
5/31/18	$799,452	$1,373,082	$717,851
6/30/18	$796,792	$1,381,533	$713,434
7/31/18	$771,681	$1,432,945	$686,886
8/31/18	$746,570	$1,479,638	$664,503
9/30/18	$745,605	$1,488,060	$660,720
10/31/18	$799,690	$1,386,351	$705,879
11/30/18	$780,374	$1,414,602	$691,495
12/31/18	$850,097	$1,286,877	$753,931
1/31/19	$793,619	$1,390,001	$693,514
2/28/19	$772,196	$1,434,632	$671,248
3/31/19	$760,690	$1,462,509	$658,204
4/30/19	$736,120	$1,521,726	$631,553
5/31/19	$787,226	$1,425,023	$671,687
6/30/19	$738,086	$1,525,453	$624,349
7/31/19	$730,223	$1,547,377	$615,376
8/31/19	$736,120	$1,522,866	$625,123
9/30/19	$725,309	$1,551,360	$613,427
10/31/19	$713,516	$1,584,962	$600,141
11/30/19	$691,894	$1,642,494	$578,355
12/31/19	$677,516	$1,692,068	$560,900
1/31/20	$681,449	$1,691,405	$561,121
2/29/20	$738,483	$1,552,170	$607,310
3/31/20	$762,083	$1,360,457	$682,321
4/30/20	$679,483	$1,534,859	$594,853
5/31/20	$650,966	$1,607,961	$566,520
6/30/20	$639,763	$1,639,939	$555,255
7/31/20	$607,924	$1,732,407	$523,946
8/31/20	$572,105	$1,856,933	$486,283
9/30/20	$595,163	$1,786,376	$504,763
10/31/20	$611,330	$1,738,869	$518,187
11/30/20	$552,723	$1,929,213	$461,463
12/31/20	$535,320	$2,003,388	$443,720
1/31/21	$543,540	$1,983,162	$448,199
2/28/21	$528,127	$2,037,848	$435,842
3/31/21	$506,072	$2,127,097	$416,753
4/30/21	$481,284	$2,240,617	$394,510
5/31/21	$478,186	$2,256,266	$391,757
6/30/21	$466,309	$2,308,938	$382,611
7/31/21	$455,981	$2,363,787	$373,520
8/31/21	$445,136	$2,435,659	$362,166
9/30/21	$468,374	$2,322,377	$379,009
10/31/21	$434,808	$2,485,087	$352,455
11/30/21	$437,390	$2,467,868	$354,895
12/31/21	$417,251	$2,578,469	$338,993
1/31/22	$438,940	$2,445,041	$356,534
2/28/22	$449,268	$2,371,833	$367,208
3/31/22	$431,194	$2,459,898	$353,575
4/30/22	$468,891	$2,245,390	$384,406
5/31/22	$464,243	$2,249,509	$383,702
6/30/22	$499,285	$2,063,826	$415,374
7/31/22	$459,280	$2,254,120	$377,074
8/31/22	$477,983	$2,162,193	$392,452
9/30/22	$521,625	$1,963,058	$428,597
10/31/22	$482,659	$2,121,990	$393,896
11/30/22	$459,799	$2,240,575	$371,884
12/31/22	$489,798	$2,111,486	$393,309
1/31/23	$466,300	$2,244,159	$368,595
2/28/23	$479,354	$2,189,404	$377,591
3/31/23	$461,856	$2,269,786	$363,726
4/30/23	$458,667	$2,305,214	$358,050
5/31/23	$460,262	$2,315,234	$356,492
6/30/23	$435,814	$2,468,213	$332,937
7/31/23	$427,310	$2,547,505	$322,244
8/31/23	$437,940	$2,506,944	$327,373
9/30/23	$463,451	$2,387,418	$342,982
10/31/23	$475,675	$2,337,219	$350,194
11/30/23	$440,597	$2,550,667	$318,212
12/31/23	$427,310	$2,666,546	$303,756
1/31/24	$424,653	$2,711,355	$298,652
2/29/24	$406,582	$2,856,129	$282,705
3/31/24	$397,547	$2,948,024	$273,609
4/30/24	$417,212	$2,827,613	$284,785
5/31/24	$401,799	$2,967,819	$270,663
6/30/24	$390,638	$3,074,311	$260,950
7/31/24	$390,638	$3,111,733	$257,776
8/31/24	$383,729	$3,187,213	$251,522
9/30/24	$378,945	$3,255,283	$246,150
10/31/24	$382,666	$3,225,762	$248,383
11/30/24	$366,721	$3,415,118	$233,801
12/31/24	$378,414	$3,333,707	$239,374
1/31/25	$372,036	$3,426,543	$232,710
2/28/25	$381,071	$3,381,833	$235,744
3/31/25	$406,051	$3,191,285	$249,028
4/30/25	$400,736	$3,169,646	$250,718
5/31/25	$378,945	$3,369,158	$234,935
6/30/25	$365,127	$3,540,489	$222,988
7/31/25	$358,749	$3,619,947	$217,985
8/31/25	$356,623	$3,693,330	$213,565
9/30/25	$347,057	$3,828,137	$205,770
10/31/25	$342,805	$3,917,767	$200,951
11/30/25	$344,399	$3,927,370	$200,460
12/31/25	$347,588	$3,929,774	$200,337
1/31/26	$344,399	$3,986,756	$197,434
2/28/26	$349,182	$3,956,458	$198,933
3/31/26	$365,658	$3,759,445	$208,839

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	(9.95%)	(6.29%)	(9.57%)
S&P 500 Index	17.80%	12.06%	14.16%
Inverse of S&P 500 Index	(16.14%)	(12.91%)	(14.50%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$92,686
# of Portfolio Holdings	1,065
Portfolio Turnover Rate	995%
Total Net Advisory Fees Paid During the Reporting Period	$364
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.3%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	9.7%
Corporate Bonds & Notes	2.0%
U.S. Treasury Obligations	1.0%
Short-Term Instruments	20.2%
Affiliated Investments	32.2%
Financial Derivative Instruments	(7.2%)
Other Assets and Liabilities, Net	(86.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSPLX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report |

March 31, 2026

PIMS1963TSRAR_033126

I-3: PSNNX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$87	0.92%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Long exposure to Brazilian real versus U.S. dollar contributed to performance.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	S&P 500 Index	Inverse of S&P 500 Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,408	$1,003,877	$996,125
5/31/16	$991,221	$1,021,904	$978,237
6/30/16	$991,098	$1,024,552	$975,702
7/31/16	$961,601	$1,062,326	$939,728
8/31/16	$962,427	$1,063,818	$938,410
9/30/16	$967,991	$1,064,019	$938,231
10/31/16	$989,652	$1,044,610	$955,346
11/30/16	$951,651	$1,083,297	$919,964
12/31/16	$942,063	$1,104,710	$901,780
1/31/17	$930,583	$1,125,662	$884,677
2/28/17	$903,024	$1,170,357	$849,552
3/31/17	$902,910	$1,171,723	$848,560
4/30/17	$896,173	$1,183,756	$839,844
5/31/17	$885,650	$1,200,415	$828,026
6/30/17	$883,509	$1,207,907	$822,858
7/31/17	$869,133	$1,232,745	$805,936
8/31/17	$869,972	$1,236,519	$803,471
9/30/17	$856,405	$1,262,026	$786,895
10/31/17	$840,953	$1,291,476	$768,533
11/30/17	$816,878	$1,331,085	$744,963
12/31/17	$808,525	$1,345,885	$736,680
1/31/18	$768,096	$1,422,942	$694,502
2/28/18	$794,888	$1,370,497	$720,098
3/31/18	$816,288	$1,335,668	$738,400
4/30/18	$815,242	$1,340,793	$735,566
5/31/18	$798,840	$1,373,082	$717,851
6/30/18	$796,693	$1,381,533	$713,434
7/31/18	$771,585	$1,432,945	$686,886
8/31/18	$745,512	$1,479,638	$664,503
9/30/18	$745,512	$1,488,060	$660,720
10/31/18	$798,625	$1,386,351	$705,879
11/30/18	$779,311	$1,414,602	$691,495
12/31/18	$848,783	$1,286,877	$753,931
1/31/19	$792,327	$1,390,001	$693,514
2/28/19	$770,913	$1,434,632	$671,248
3/31/19	$759,239	$1,462,509	$658,204
4/30/19	$735,666	$1,521,726	$631,553
5/31/19	$785,758	$1,425,023	$671,687
6/30/19	$736,648	$1,525,453	$624,349
7/31/19	$728,791	$1,547,377	$615,376
8/31/19	$734,684	$1,522,866	$625,123
9/30/19	$723,880	$1,551,360	$613,427
10/31/19	$712,093	$1,584,962	$600,141
11/30/19	$690,485	$1,642,494	$578,355
12/31/19	$675,907	$1,692,068	$560,900
1/31/20	$679,843	$1,691,405	$561,121
2/29/20	$735,922	$1,552,170	$607,310
3/31/20	$759,535	$1,360,457	$682,321
4/30/20	$677,875	$1,534,859	$594,853
5/31/20	$649,343	$1,607,961	$566,520
6/30/20	$638,096	$1,639,939	$555,255
7/31/20	$606,241	$1,732,407	$523,946
8/31/20	$570,404	$1,856,933	$486,283
9/30/20	$593,485	$1,786,376	$504,763
10/31/20	$609,662	$1,738,869	$518,187
11/30/20	$551,021	$1,929,213	$461,463
12/31/20	$533,738	$2,003,388	$443,720
1/31/21	$541,965	$1,983,162	$448,199
2/28/21	$526,539	$2,037,848	$435,842
3/31/21	$504,775	$2,127,097	$416,753
4/30/21	$479,975	$2,240,617	$394,510
5/31/21	$476,875	$2,256,266	$391,757
6/30/21	$464,992	$2,308,938	$382,611
7/31/21	$454,659	$2,363,787	$373,520
8/31/21	$443,809	$2,435,659	$362,166
9/30/21	$467,059	$2,322,377	$379,009
10/31/21	$433,476	$2,485,087	$352,455
11/30/21	$435,542	$2,467,868	$354,895
12/31/21	$415,909	$2,578,469	$338,993
1/31/22	$437,609	$2,445,041	$356,534
2/28/22	$447,942	$2,371,833	$367,208
3/31/22	$429,343	$2,459,898	$353,575
4/30/22	$467,059	$2,245,390	$384,406
5/31/22	$462,409	$2,249,509	$383,702
6/30/22	$496,827	$2,063,826	$415,374
7/31/22	$457,330	$2,254,120	$377,074
8/31/22	$476,039	$2,162,193	$392,452
9/30/22	$520,213	$1,963,058	$428,597
10/31/22	$480,717	$2,121,990	$393,896
11/30/22	$457,850	$2,240,575	$371,884
12/31/22	$488,232	$2,111,486	$393,309
1/31/23	$464,709	$2,244,159	$368,595
2/28/23	$477,777	$2,189,404	$377,591
3/31/23	$460,253	$2,269,786	$363,726
4/30/23	$457,061	$2,305,214	$358,050
5/31/23	$458,657	$2,315,234	$356,492
6/30/23	$434,181	$2,468,213	$332,937
7/31/23	$425,136	$2,547,505	$322,244
8/31/23	$435,777	$2,506,944	$327,373
9/30/23	$461,317	$2,387,418	$342,982
10/31/23	$473,555	$2,337,219	$350,194
11/30/23	$438,970	$2,550,667	$318,212
12/31/23	$425,668	$2,666,546	$303,756
1/31/24	$423,007	$2,711,355	$298,652
2/29/24	$404,916	$2,856,129	$282,705
3/31/24	$395,871	$2,948,024	$273,609
4/30/24	$415,558	$2,827,613	$284,785
5/31/24	$400,128	$2,967,819	$270,663
6/30/24	$388,954	$3,074,311	$260,950
7/31/24	$388,954	$3,111,733	$257,776
8/31/24	$382,037	$3,187,213	$251,522
9/30/24	$377,248	$3,255,283	$246,150
10/31/24	$381,505	$3,225,762	$248,383
11/30/24	$365,542	$3,415,118	$233,801
12/31/24	$376,716	$3,333,707	$239,374
1/31/25	$370,331	$3,426,543	$232,710
2/28/25	$379,376	$3,381,833	$235,744
3/31/25	$404,384	$3,191,285	$249,028
4/30/25	$398,531	$3,169,646	$250,718
5/31/25	$377,248	$3,369,158	$234,935
6/30/25	$363,414	$3,540,489	$222,988
7/31/25	$357,561	$3,619,947	$217,985
8/31/25	$354,900	$3,693,330	$213,565
9/30/25	$345,323	$3,828,137	$205,770
10/31/25	$341,598	$3,917,767	$200,951
11/30/25	$342,662	$3,927,370	$200,460
12/31/25	$345,855	$3,929,774	$200,337
1/31/26	$342,662	$3,986,756	$197,434
2/28/26	$347,451	$3,956,458	$198,933
3/31/26	$363,414	$3,759,445	$208,839

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	(10.13%)	(6.36%)	(9.63%)
S&P 500 Index	17.80%	12.06%	14.16%
Inverse of S&P 500 Index	(16.14%)	(12.91%)	(14.50%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$92,686
# of Portfolio Holdings	1,065
Portfolio Turnover Rate	995%
Total Net Advisory Fees Paid During the Reporting Period	$364
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.3%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	9.7%
Corporate Bonds & Notes	2.0%
U.S. Treasury Obligations	1.0%
Short-Term Instruments	20.2%
Affiliated Investments	32.2%
Financial Derivative Instruments	(7.2%)
Other Assets and Liabilities, Net	(86.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSNNX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report |

March 31, 2026

PIMS2202TSRAR_033126

Class A: PCKAX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.24%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index contributed to absolute performance, as the Russell 2000 Index returned 25.72%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	Russell 2000® Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,881	$10,039	$10,157
5/31/16	$10,099	$10,219	$10,386
6/30/16	$10,099	$10,246	$10,379
7/31/16	$10,764	$10,623	$10,999
8/31/16	$10,969	$10,638	$11,193
9/30/16	$11,148	$10,640	$11,318
10/31/16	$10,713	$10,446	$10,780
11/30/16	$11,890	$10,833	$11,982
12/31/16	$12,308	$11,047	$12,318
1/31/17	$12,427	$11,257	$12,366
2/28/17	$12,744	$11,704	$12,605
3/31/17	$12,770	$11,717	$12,621
4/30/17	$12,916	$11,838	$12,760
5/31/17	$12,678	$12,004	$12,500
6/30/17	$13,133	$12,079	$12,932
7/31/17	$13,266	$12,327	$13,029
8/31/17	$13,146	$12,365	$12,863
9/30/17	$13,989	$12,620	$13,666
10/31/17	$14,123	$12,915	$13,782
11/30/17	$14,514	$13,311	$14,179
12/31/17	$14,427	$13,459	$14,122
1/31/18	$14,804	$14,229	$14,491
2/28/18	$14,245	$13,705	$13,930
3/31/18	$14,402	$13,357	$14,110
4/30/18	$14,556	$13,408	$14,232
5/31/18	$15,439	$13,731	$15,096
6/30/18	$15,543	$13,815	$15,204
7/31/18	$15,825	$14,329	$15,469
8/31/18	$16,417	$14,796	$16,136
9/30/18	$16,048	$14,881	$15,748
10/31/18	$14,276	$13,864	$14,037
11/30/18	$14,418	$14,146	$14,261
12/31/18	$12,614	$12,869	$12,567
1/31/19	$14,111	$13,900	$13,980
2/28/19	$14,828	$14,346	$14,707
3/31/19	$14,541	$14,625	$14,399
4/30/19	$15,058	$15,217	$14,888
5/31/19	$13,836	$14,250	$13,731
6/30/19	$14,859	$15,255	$14,701
7/31/19	$14,938	$15,474	$14,786
8/31/19	$14,083	$15,229	$14,056
9/30/19	$14,383	$15,514	$14,348
10/31/19	$14,799	$15,850	$14,726
11/30/19	$15,408	$16,425	$15,332
12/31/19	$15,919	$16,921	$15,774
1/31/20	$15,456	$16,914	$15,268
2/29/20	$14,101	$15,522	$13,983
3/31/20	$10,462	$13,605	$10,945
4/30/20	$12,087	$15,349	$12,448
5/31/20	$12,982	$16,080	$13,258
6/30/20	$13,536	$16,399	$13,727
7/31/20	$13,974	$17,324	$14,107
8/31/20	$14,817	$18,569	$14,902
9/30/20	$14,315	$17,864	$14,404
10/31/20	$14,609	$17,389	$14,706
11/30/20	$17,406	$19,292	$17,416
12/31/20	$18,993	$20,034	$18,923
1/31/21	$19,983	$19,832	$19,875
2/28/21	$21,184	$20,378	$21,114
3/31/21	$21,364	$21,271	$21,326
4/30/21	$21,827	$22,406	$21,774
5/31/21	$21,901	$22,563	$21,819
6/30/21	$22,312	$23,089	$22,241
7/31/21	$21,502	$23,638	$21,438
8/31/21	$22,003	$24,357	$21,918
9/30/21	$21,322	$23,224	$21,272
10/31/21	$22,031	$24,851	$22,176
11/30/21	$21,038	$24,679	$21,252
12/31/21	$21,583	$25,785	$21,727
1/31/22	$19,374	$24,450	$19,635
2/28/22	$19,479	$23,718	$19,845
3/31/22	$19,648	$24,599	$20,092
4/30/22	$17,565	$22,454	$18,101
5/31/22	$17,565	$22,495	$18,128
6/30/22	$15,861	$20,638	$16,637
7/31/22	$17,670	$22,541	$18,374
8/31/22	$17,207	$21,622	$17,998
9/30/22	$15,293	$19,631	$16,273
10/31/22	$16,997	$21,220	$18,065
11/30/22	$17,502	$22,406	$18,487
12/31/22	$16,343	$21,115	$17,287
1/31/23	$18,133	$22,442	$18,972
2/28/23	$17,759	$21,894	$18,651
3/31/23	$16,744	$22,698	$17,760
4/30/23	$16,450	$23,052	$17,441
5/31/23	$16,290	$23,152	$17,280
6/30/23	$17,599	$24,682	$18,685
7/31/23	$18,694	$25,475	$19,827
8/31/23	$17,759	$25,069	$18,835
9/30/23	$16,644	$23,874	$17,726
10/31/23	$15,405	$23,372	$16,518
11/30/23	$16,886	$25,507	$18,013
12/31/23	$19,060	$26,665	$20,213
1/31/24	$18,378	$27,114	$19,427
2/29/24	$19,415	$28,561	$20,526
3/31/24	$20,171	$29,480	$21,260
4/30/24	$18,679	$28,276	$19,764
5/31/24	$19,674	$29,678	$20,756
6/30/24	$19,450	$30,743	$20,564
7/31/24	$21,549	$31,117	$22,653
8/31/24	$21,185	$31,872	$22,315
9/30/24	$21,358	$32,553	$22,471
10/31/24	$20,933	$32,258	$22,146
11/30/24	$23,369	$34,151	$24,575
12/31/24	$21,375	$33,337	$22,546
1/31/25	$22,003	$34,265	$23,137
2/28/25	$20,919	$33,818	$21,899
3/31/25	$19,511	$31,913	$20,408
4/30/25	$18,843	$31,696	$19,937
5/31/25	$19,830	$33,692	$21,002
6/30/25	$21,025	$35,405	$22,143
7/31/25	$21,352	$36,199	$22,527
8/31/25	$23,017	$36,933	$24,137
9/30/25	$23,764	$38,281	$24,888
10/31/25	$24,341	$39,178	$25,338
11/30/25	$24,584	$39,274	$25,581
12/31/25	$24,483	$39,298	$25,433
1/31/26	$25,786	$39,868	$26,794
2/28/26	$26,096	$39,565	$27,009
3/31/26	$24,390	$37,594	$25,658

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	25.00%	2.68%	9.74%
Class A (including sales charge)	20.32%	1.90%	9.33%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$624,131
# of Portfolio Holdings	1,379
Portfolio Turnover Rate	873%
Total Net Advisory Fees Paid During the Reporting Period	$2,775
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	109.9%
Asset-Backed Securities	22.4%
Sovereign Issues	12.5%
Non-Agency Mortgage-Backed Securities	8.9%
Corporate Bonds & Notes	4.7%
Exchange-Traded Funds	4.1%
U.S. Treasury Obligations	1.8%
Short-Term Instruments	8.8%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCKAX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report |

March 31, 2026

PIMS4053TSRAR_033126

Class C: PCKCX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	1.99%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index contributed to absolute performance, as the Russell 2000 Index returned 25.72%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Russell 2000® Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,256	$10,039	$10,157
5/31/16	$10,484	$10,219	$10,386
6/30/16	$10,470	$10,246	$10,379
7/31/16	$11,154	$10,623	$10,999
8/31/16	$11,353	$10,638	$11,193
9/30/16	$11,538	$10,640	$11,318
10/31/16	$11,083	$10,446	$10,780
11/30/16	$12,279	$10,833	$11,982
12/31/16	$12,705	$11,047	$12,318
1/31/17	$12,822	$11,257	$12,366
2/28/17	$13,145	$11,704	$12,605
3/31/17	$13,174	$11,717	$12,621
4/30/17	$13,306	$11,838	$12,760
5/31/17	$13,057	$12,004	$12,500
6/30/17	$13,514	$12,079	$12,932
7/31/17	$13,648	$12,327	$13,029
8/31/17	$13,514	$12,365	$12,863
9/30/17	$14,363	$12,620	$13,666
10/31/17	$14,497	$12,915	$13,782
11/30/17	$14,885	$13,311	$14,179
12/31/17	$14,792	$13,459	$14,122
1/31/18	$15,179	$14,229	$14,491
2/28/18	$14,590	$13,705	$13,930
3/31/18	$14,742	$13,357	$14,110
4/30/18	$14,881	$13,408	$14,232
5/31/18	$15,782	$13,731	$15,096
6/30/18	$15,879	$13,815	$15,204
7/31/18	$16,144	$14,329	$15,469
8/31/18	$16,753	$14,796	$16,136
9/30/18	$16,363	$14,881	$15,748
10/31/18	$14,545	$13,864	$14,037
11/30/18	$14,686	$14,146	$14,261
12/31/18	$12,836	$12,869	$12,567
1/31/19	$14,346	$13,900	$13,980
2/28/19	$15,074	$14,346	$14,707
3/31/19	$14,767	$14,625	$14,399
4/30/19	$15,290	$15,217	$14,888
5/31/19	$14,036	$14,250	$13,731
6/30/19	$15,068	$15,255	$14,701
7/31/19	$15,138	$15,474	$14,786
8/31/19	$14,259	$15,229	$14,056
9/30/19	$14,548	$15,514	$14,348
10/31/19	$14,975	$15,850	$14,726
11/30/19	$15,580	$16,425	$15,332
12/31/19	$16,082	$16,921	$15,774
1/31/20	$15,604	$16,914	$15,268
2/29/20	$14,225	$15,522	$13,983
3/31/20	$10,543	$13,605	$10,945
4/30/20	$12,180	$15,349	$12,448
5/31/20	$13,082	$16,080	$13,258
6/30/20	$13,607	$16,399	$13,727
7/31/20	$14,056	$17,324	$14,107
8/31/20	$14,880	$18,569	$14,902
9/30/20	$14,372	$17,864	$14,404
10/31/20	$14,679	$17,389	$14,706
11/30/20	$17,461	$19,292	$17,416
12/31/20	$19,038	$20,034	$18,923
1/31/21	$20,020	$19,832	$19,875
2/28/21	$21,199	$20,378	$21,114
3/31/21	$21,378	$21,271	$21,326
4/30/21	$21,833	$22,406	$21,774
5/31/21	$21,895	$22,563	$21,819
6/30/21	$22,286	$23,089	$22,241
7/31/21	$21,464	$23,638	$21,438
8/31/21	$21,940	$24,357	$21,918
9/30/21	$21,246	$23,224	$21,272
10/31/21	$21,953	$24,851	$22,176
11/30/21	$20,950	$24,679	$21,252
12/31/21	$21,472	$25,785	$21,727
1/31/22	$19,265	$24,450	$19,635
2/28/22	$19,360	$23,718	$19,845
3/31/22	$19,503	$24,599	$20,092
4/30/22	$17,439	$22,454	$18,101
5/31/22	$17,415	$22,495	$18,128
6/30/22	$15,730	$20,638	$16,637
7/31/22	$17,510	$22,541	$18,374
8/31/22	$17,035	$21,622	$17,998
9/30/22	$15,137	$19,631	$16,273
10/31/22	$16,798	$21,220	$18,065
11/30/22	$17,296	$22,406	$18,487
12/31/22	$16,159	$21,115	$17,287
1/31/23	$17,882	$22,442	$18,972
2/28/23	$17,537	$21,894	$18,651
3/31/23	$16,504	$22,698	$17,760
4/30/23	$16,222	$23,052	$17,441
5/31/23	$16,034	$23,152	$17,280
6/30/23	$17,318	$24,682	$18,685
7/31/23	$18,383	$25,475	$19,827
8/31/23	$17,443	$25,069	$18,835
9/30/23	$16,338	$23,874	$17,726
10/31/23	$15,108	$23,372	$16,518
11/30/23	$16,590	$25,507	$18,013
12/31/23	$18,695	$26,665	$20,213
1/31/24	$17,990	$27,114	$19,427
2/29/24	$19,015	$28,561	$20,526
3/31/24	$19,746	$29,480	$21,260
4/30/24	$18,255	$28,276	$19,764
5/31/24	$19,228	$29,678	$20,756
6/30/24	$19,005	$30,743	$20,564
7/31/24	$21,011	$31,117	$22,653
8/31/24	$20,649	$31,872	$22,315
9/30/24	$20,852	$32,553	$22,471
10/31/24	$20,386	$32,258	$22,146
11/30/24	$22,751	$34,151	$24,575
12/31/24	$20,804	$33,337	$22,546
1/31/25	$21,408	$34,265	$23,137
2/28/25	$20,334	$33,818	$21,899
3/31/25	$18,952	$31,913	$20,408
4/30/25	$18,267	$31,696	$19,937
5/31/25	$19,225	$33,692	$21,002
6/30/25	$20,403	$35,405	$22,143
7/31/25	$20,685	$36,199	$22,527
8/31/25	$22,268	$36,933	$24,137
9/30/25	$23,011	$38,281	$24,888
10/31/25	$23,516	$39,178	$25,338
11/30/25	$23,768	$39,274	$25,581
12/31/25	$23,642	$39,298	$25,433
1/31/26	$24,898	$39,868	$26,794
2/28/26	$25,156	$39,565	$27,009
3/31/26	$23,531	$37,594	$25,658

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	24.16%	1.94%	8.93%
Class C (including sales charge)	23.16%	1.94%	8.93%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$624,131
# of Portfolio Holdings	1,379
Portfolio Turnover Rate	873%
Total Net Advisory Fees Paid During the Reporting Period	$2,775
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	109.9%
Asset-Backed Securities	22.4%
Sovereign Issues	12.5%
Non-Agency Mortgage-Backed Securities	8.9%
Corporate Bonds & Notes	4.7%
Exchange-Traded Funds	4.1%
U.S. Treasury Obligations	1.8%
Short-Term Instruments	8.8%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCKCX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report |

March 31, 2026

PIMS4253TSRAR_033126

Institutional Class: PSCSX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.84%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index contributed to absolute performance, as the Russell 2000 Index returned 25.72%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	Russell 2000® Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,415	$1,003,877	$1,015,690
5/31/16	$1,049,608	$1,021,904	$1,038,563
6/30/16	$1,050,914	$1,024,552	$1,037,909
7/31/16	$1,120,104	$1,062,326	$1,099,883
8/31/16	$1,140,992	$1,063,818	$1,119,329
9/30/16	$1,160,574	$1,064,019	$1,131,798
10/31/16	$1,116,188	$1,044,610	$1,077,992
11/30/16	$1,237,598	$1,083,297	$1,198,199
12/31/16	$1,282,467	$1,104,710	$1,231,773
1/31/17	$1,294,617	$1,125,662	$1,236,626
2/28/17	$1,328,366	$1,170,357	$1,260,493
3/31/17	$1,332,416	$1,171,723	$1,262,144
4/30/17	$1,347,266	$1,183,756	$1,275,990
5/31/17	$1,322,966	$1,200,415	$1,250,036
6/30/17	$1,370,437	$1,207,907	$1,293,250
7/31/17	$1,385,452	$1,232,745	$1,302,859
8/31/17	$1,373,167	$1,236,519	$1,286,286
9/30/17	$1,462,224	$1,262,026	$1,366,563
10/31/17	$1,477,369	$1,291,476	$1,378,206
11/30/17	$1,518,675	$1,331,085	$1,417,926
12/31/17	$1,508,557	$1,345,885	$1,412,198
1/31/18	$1,550,064	$1,422,942	$1,449,099
2/28/18	$1,491,382	$1,370,497	$1,392,990
3/31/18	$1,507,252	$1,335,668	$1,411,001
4/30/18	$1,524,495	$1,340,793	$1,423,206
5/31/18	$1,617,890	$1,373,082	$1,509,595
6/30/18	$1,629,585	$1,381,533	$1,520,419
7/31/18	$1,658,504	$1,432,945	$1,546,919
8/31/18	$1,722,125	$1,479,638	$1,613,607
9/30/18	$1,684,470	$1,488,060	$1,574,800
10/31/18	$1,498,276	$1,386,351	$1,403,745
11/30/18	$1,514,277	$1,414,602	$1,426,051
12/31/18	$1,325,148	$1,286,877	$1,256,650
1/31/19	$1,481,800	$1,390,001	$1,398,023
2/28/19	$1,558,528	$1,434,632	$1,470,706
3/31/19	$1,528,661	$1,462,509	$1,439,925
4/30/19	$1,583,314	$1,521,726	$1,488,839
5/31/19	$1,456,327	$1,425,023	$1,373,052
6/30/19	$1,564,083	$1,525,453	$1,470,099
7/31/19	$1,572,204	$1,547,377	$1,478,567
8/31/19	$1,484,498	$1,522,866	$1,405,570
9/30/19	$1,515,058	$1,551,360	$1,434,820
10/31/19	$1,559,473	$1,584,962	$1,472,613
11/30/19	$1,625,274	$1,642,494	$1,533,226
12/31/19	$1,679,693	$1,692,068	$1,577,429
1/31/20	$1,630,440	$1,691,405	$1,526,841
2/29/20	$1,487,777	$1,552,170	$1,398,311
3/31/20	$1,103,402	$1,360,457	$1,094,514
4/30/20	$1,277,354	$1,534,859	$1,244,846
5/31/20	$1,372,857	$1,607,961	$1,325,848
6/30/20	$1,430,700	$1,639,939	$1,372,716
7/31/20	$1,477,523	$1,732,407	$1,410,713
8/31/20	$1,565,967	$1,856,933	$1,490,193
9/30/20	$1,514,130	$1,786,376	$1,440,420
10/31/20	$1,546,119	$1,738,869	$1,470,583
11/30/20	$1,842,902	$1,929,213	$1,741,641
12/31/20	$2,011,560	$2,003,388	$1,892,292
1/31/21	$2,117,048	$1,983,162	$1,987,513
2/28/21	$2,244,362	$2,037,848	$2,111,394
3/31/21	$2,264,420	$2,127,097	$2,132,593
4/30/21	$2,315,841	$2,240,617	$2,177,377
5/31/21	$2,323,459	$2,256,266	$2,181,862
6/30/21	$2,367,213	$2,308,938	$2,224,125
7/31/21	$2,281,890	$2,363,787	$2,143,812
8/31/21	$2,335,464	$2,435,659	$2,191,769
9/30/21	$2,263,521	$2,322,377	$2,127,156
10/31/21	$2,340,568	$2,485,087	$2,217,645
11/30/21	$2,236,451	$2,467,868	$2,125,236
12/31/21	$2,294,793	$2,578,469	$2,172,713
1/31/22	$2,061,424	$2,445,041	$1,963,546
2/28/22	$2,074,389	$2,371,833	$1,984,497
3/31/22	$2,091,676	$2,459,898	$2,009,204
4/30/22	$1,869,111	$2,245,390	$1,810,072
5/31/22	$1,871,272	$2,249,509	$1,812,805
6/30/22	$1,689,763	$2,063,826	$1,663,720
7/31/22	$1,882,076	$2,254,120	$1,837,413
8/31/22	$1,834,538	$2,162,193	$1,799,819
9/30/22	$1,631,420	$1,963,058	$1,627,324
10/31/22	$1,812,930	$2,121,990	$1,806,477
11/30/22	$1,866,950	$2,240,575	$1,848,676
12/31/22	$1,746,238	$2,111,486	$1,728,697
1/31/23	$1,936,341	$2,244,159	$1,897,193
2/28/23	$1,898,321	$2,189,404	$1,865,149
3/31/23	$1,789,690	$2,269,786	$1,776,032
4/30/23	$1,759,816	$2,305,214	$1,744,099
5/31/23	$1,740,806	$2,315,234	$1,727,984
6/30/23	$1,882,026	$2,468,213	$1,868,469
7/31/23	$2,001,520	$2,547,505	$1,982,726
8/31/23	$1,901,036	$2,506,944	$1,883,530
9/30/23	$1,782,520	$2,387,418	$1,772,647
10/31/23	$1,648,145	$2,337,219	$1,651,752
11/30/23	$1,809,943	$2,550,667	$1,801,252
12/31/23	$2,044,494	$2,666,546	$2,021,329
1/31/24	$1,969,390	$2,711,355	$1,942,720
2/29/24	$2,080,655	$2,856,129	$2,052,561
3/31/24	$2,164,983	$2,948,024	$2,126,043
4/30/24	$2,004,510	$2,827,613	$1,976,412
5/31/24	$2,111,492	$2,967,819	$2,075,569
6/30/24	$2,090,230	$3,074,311	$2,056,370
7/31/24	$2,315,507	$3,111,733	$2,265,297
8/31/24	$2,275,584	$3,187,213	$2,231,453
9/30/24	$2,298,230	$3,255,283	$2,247,051
10/31/24	$2,252,035	$3,225,762	$2,214,604
11/30/24	$2,511,885	$3,415,118	$2,457,524
12/31/24	$2,302,430	$3,333,707	$2,254,557
1/31/25	$2,369,378	$3,426,543	$2,313,671
2/28/25	$2,252,946	$3,381,833	$2,189,913
3/31/25	$2,102,411	$3,191,285	$2,040,845
4/30/25	$2,028,382	$3,169,646	$1,993,702
5/31/25	$2,137,944	$3,369,158	$2,100,166
6/30/25	$2,267,225	$3,540,489	$2,214,310
7/31/25	$2,300,567	$3,619,947	$2,252,728
8/31/25	$2,482,430	$3,693,330	$2,413,685
9/30/25	$2,566,880	$3,828,137	$2,488,775
10/31/25	$2,628,807	$3,917,767	$2,533,797
11/30/25	$2,656,675	$3,927,370	$2,558,147
12/31/25	$2,645,873	$3,929,774	$2,543,310
1/31/26	$2,784,963	$3,986,756	$2,679,402
2/28/26	$2,822,897	$3,956,458	$2,700,944
3/31/26	$2,636,389	$3,759,445	$2,565,843

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	25.40%	3.09%	10.18%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$624,131
# of Portfolio Holdings	1,379
Portfolio Turnover Rate	873%
Total Net Advisory Fees Paid During the Reporting Period	$2,775
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	109.9%
Asset-Backed Securities	22.4%
Sovereign Issues	12.5%
Non-Agency Mortgage-Backed Securities	8.9%
Corporate Bonds & Notes	4.7%
Exchange-Traded Funds	4.1%
U.S. Treasury Obligations	1.8%
Short-Term Instruments	8.8%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSCSX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report |

March 31, 2026

PIMS1885TSRAR_033126

I-2: PCKPX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$106	0.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index contributed to absolute performance, as the Russell 2000 Index returned 25.72%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	S&P 500 Index	Russell 2000® Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,595	$1,003,877	$1,015,690
5/31/16	$1,049,934	$1,021,904	$1,038,563
6/30/16	$1,049,934	$1,024,552	$1,037,909
7/31/16	$1,119,580	$1,062,326	$1,099,883
8/31/16	$1,140,604	$1,063,818	$1,119,329
9/30/16	$1,160,315	$1,064,019	$1,131,798
10/31/16	$1,115,637	$1,044,610	$1,077,992
11/30/16	$1,236,531	$1,083,297	$1,198,199
12/31/16	$1,280,788	$1,104,710	$1,231,773
1/31/17	$1,294,370	$1,125,662	$1,236,626
2/28/17	$1,326,967	$1,170,357	$1,260,493
3/31/17	$1,331,042	$1,171,723	$1,262,144
4/30/17	$1,345,982	$1,183,756	$1,275,990
5/31/17	$1,321,534	$1,200,415	$1,250,036
6/30/17	$1,369,086	$1,207,907	$1,293,250
7/31/17	$1,384,191	$1,232,745	$1,302,859
8/31/17	$1,370,459	$1,236,519	$1,286,286
9/30/17	$1,459,695	$1,262,026	$1,366,563
10/31/17	$1,474,929	$1,291,476	$1,378,206
11/30/17	$1,515,092	$1,331,085	$1,417,926
12/31/17	$1,506,000	$1,345,885	$1,412,198
1/31/18	$1,546,313	$1,422,942	$1,449,099
2/28/18	$1,488,723	$1,370,497	$1,392,990
3/31/18	$1,504,338	$1,335,668	$1,411,001
4/30/18	$1,521,680	$1,340,793	$1,423,206
5/31/18	$1,614,165	$1,373,082	$1,509,595
6/30/18	$1,625,647	$1,381,533	$1,520,419
7/31/18	$1,654,729	$1,432,945	$1,546,919
8/31/18	$1,718,708	$1,479,638	$1,613,607
9/30/18	$1,680,426	$1,488,060	$1,574,800
10/31/18	$1,494,687	$1,386,351	$1,403,745
11/30/18	$1,510,775	$1,414,602	$1,426,051
12/31/18	$1,320,120	$1,286,877	$1,256,650
1/31/19	$1,477,698	$1,390,001	$1,398,023
2/28/19	$1,553,271	$1,434,632	$1,470,706
3/31/19	$1,522,978	$1,462,509	$1,439,925
4/30/19	$1,577,947	$1,521,726	$1,488,839
5/31/19	$1,451,841	$1,425,023	$1,373,052
6/30/19	$1,558,356	$1,525,453	$1,470,099
7/31/19	$1,566,524	$1,547,377	$1,478,567
8/31/19	$1,478,315	$1,522,866	$1,405,570
9/30/19	$1,510,349	$1,551,360	$1,434,820
10/31/19	$1,555,014	$1,584,962	$1,472,613
11/30/19	$1,617,876	$1,642,494	$1,533,226
12/31/19	$1,672,182	$1,692,068	$1,577,429
1/31/20	$1,624,356	$1,691,405	$1,526,841
2/29/20	$1,482,588	$1,552,170	$1,398,311
3/31/20	$1,099,102	$1,360,457	$1,094,514
4/30/20	$1,270,569	$1,534,859	$1,244,846
5/31/20	$1,366,590	$1,607,961	$1,325,848
6/30/20	$1,422,805	$1,639,939	$1,372,716
7/31/20	$1,471,627	$1,732,407	$1,410,713
8/31/20	$1,558,808	$1,856,933	$1,490,193
9/30/20	$1,506,206	$1,786,376	$1,440,420
10/31/20	$1,540,154	$1,738,869	$1,470,583
11/30/20	$1,834,963	$1,929,213	$1,741,641
12/31/20	$2,000,685	$2,003,388	$1,892,292
1/31/21	$2,106,755	$1,983,162	$1,987,513
2/28/21	$2,232,940	$2,037,848	$2,111,394
3/31/21	$2,252,787	$2,127,097	$2,132,593
4/30/21	$2,302,594	$2,240,617	$2,177,377
5/31/21	$2,312,172	$2,256,266	$2,181,862
6/30/21	$2,353,962	$2,308,938	$2,224,125
7/31/21	$2,270,106	$2,363,787	$2,143,812
8/31/21	$2,322,017	$2,435,659	$2,191,769
9/30/21	$2,251,106	$2,322,377	$2,127,156
10/31/21	$2,328,658	$2,485,087	$2,217,645
11/30/21	$2,223,858	$2,467,868	$2,125,236
12/31/21	$2,279,780	$2,578,469	$2,172,713
1/31/22	$2,049,191	$2,445,041	$1,963,546
2/28/22	$2,060,068	$2,371,833	$1,984,497
3/31/22	$2,077,471	$2,459,898	$2,009,204
4/30/22	$1,857,760	$2,245,390	$1,810,072
5/31/22	$1,857,760	$2,249,509	$1,812,805
6/30/22	$1,679,380	$2,063,826	$1,663,720
7/31/22	$1,870,812	$2,254,120	$1,837,413
8/31/22	$1,822,954	$2,162,193	$1,799,819
9/30/22	$1,620,645	$1,963,058	$1,627,324
10/31/22	$1,801,200	$2,121,990	$1,806,477
11/30/22	$1,855,584	$2,240,575	$1,848,676
12/31/22	$1,733,908	$2,111,486	$1,728,697
1/31/23	$1,920,467	$2,244,159	$1,897,193
2/28/23	$1,884,802	$2,189,404	$1,865,149
3/31/23	$1,775,061	$2,269,786	$1,776,032
4/30/23	$1,744,882	$2,305,214	$1,744,099
5/31/23	$1,728,421	$2,315,234	$1,727,984
6/30/23	$1,868,340	$2,468,213	$1,868,469
7/31/23	$1,986,312	$2,547,505	$1,982,726
8/31/23	$1,884,802	$2,506,944	$1,883,530
9/30/23	$1,766,717	$2,387,418	$1,772,647
10/31/23	$1,636,567	$2,337,219	$1,651,752
11/30/23	$1,797,178	$2,550,667	$1,801,252
12/31/23	$2,027,864	$2,666,546	$2,021,329
1/31/24	$1,954,839	$2,711,355	$1,942,720
2/29/24	$2,064,377	$2,856,129	$2,052,561
3/31/24	$2,146,274	$2,948,024	$2,126,043
4/30/24	$1,987,080	$2,827,613	$1,976,412
5/31/24	$2,095,105	$2,967,819	$2,075,569
6/30/24	$2,070,378	$3,074,311	$2,056,370
7/31/24	$2,294,981	$3,111,733	$2,265,297
8/31/24	$2,257,547	$3,187,213	$2,231,453
9/30/24	$2,277,074	$3,255,283	$2,247,051
10/31/24	$2,230,425	$3,225,762	$2,214,604
11/30/24	$2,489,912	$3,415,118	$2,457,524
12/31/24	$2,281,013	$3,333,707	$2,254,557
1/31/25	$2,348,621	$3,426,543	$2,313,671
2/28/25	$2,233,982	$3,381,833	$2,189,913
3/31/25	$2,081,416	$3,191,285	$2,040,845
4/30/25	$2,009,643	$3,169,646	$1,993,702
5/31/25	$2,117,303	$3,369,158	$2,100,166
6/30/25	$2,247,509	$3,540,489	$2,214,310
7/31/25	$2,281,191	$3,619,947	$2,252,728
8/31/25	$2,458,787	$3,693,330	$2,413,685
9/30/25	$2,540,409	$3,828,137	$2,488,775
10/31/25	$2,602,981	$3,917,767	$2,533,797
11/30/25	$2,631,138	$3,927,370	$2,558,147
12/31/25	$2,619,585	$3,929,774	$2,543,310
1/31/26	$2,756,953	$3,986,756	$2,679,402
2/28/26	$2,792,094	$3,956,458	$2,700,944
3/31/26	$2,610,001	$3,759,445	$2,565,843

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	25.40%	2.99%	10.07%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$624,131
# of Portfolio Holdings	1,379
Portfolio Turnover Rate	873%
Total Net Advisory Fees Paid During the Reporting Period	$2,775
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	109.9%
Asset-Backed Securities	22.4%
Sovereign Issues	12.5%
Non-Agency Mortgage-Backed Securities	8.9%
Corporate Bonds & Notes	4.7%
Exchange-Traded Funds	4.1%
U.S. Treasury Obligations	1.8%
Short-Term Instruments	8.8%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCKPX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report |

March 31, 2026

PIMS1928TSRAR_033126

I-3: PSNSX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$112	0.99%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index contributed to absolute performance, as the Russell 2000 Index returned 25.72%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	S&P 500 Index	Russell 2000® Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,290	$1,003,877	$1,015,690
5/31/16	$1,049,351	$1,021,904	$1,038,563
6/30/16	$1,050,528	$1,024,552	$1,037,909
7/31/16	$1,119,554	$1,062,326	$1,099,883
8/31/16	$1,140,288	$1,063,818	$1,119,329
9/30/16	$1,159,717	$1,064,019	$1,131,798
10/31/16	$1,115,219	$1,044,610	$1,077,992
11/30/16	$1,236,377	$1,083,297	$1,198,199
12/31/16	$1,281,039	$1,104,710	$1,231,773
1/31/17	$1,293,011	$1,125,662	$1,236,626
2/28/17	$1,326,566	$1,170,357	$1,260,493
3/31/17	$1,330,443	$1,171,723	$1,262,144
4/30/17	$1,345,107	$1,183,756	$1,275,990
5/31/17	$1,320,677	$1,200,415	$1,250,036
6/30/17	$1,367,899	$1,207,907	$1,293,250
7/31/17	$1,382,710	$1,232,745	$1,302,859
8/31/17	$1,370,277	$1,236,519	$1,286,286
9/30/17	$1,458,974	$1,262,026	$1,366,563
10/31/17	$1,473,898	$1,291,476	$1,378,206
11/30/17	$1,514,925	$1,331,085	$1,417,926
12/31/17	$1,504,641	$1,345,885	$1,412,198
1/31/18	$1,545,843	$1,422,942	$1,449,099
2/28/18	$1,487,148	$1,370,497	$1,392,990
3/31/18	$1,502,779	$1,335,668	$1,411,001
4/30/18	$1,519,694	$1,340,793	$1,423,206
5/31/18	$1,612,060	$1,373,082	$1,509,595
6/30/18	$1,622,676	$1,381,533	$1,520,419
7/31/18	$1,653,183	$1,432,945	$1,546,919
8/31/18	$1,715,649	$1,479,638	$1,613,607
9/30/18	$1,677,983	$1,488,060	$1,574,800
10/31/18	$1,492,352	$1,386,351	$1,403,745
11/30/18	$1,508,431	$1,414,602	$1,426,051
12/31/18	$1,318,072	$1,286,877	$1,256,650
1/31/19	$1,475,597	$1,390,001	$1,398,023
2/28/19	$1,551,145	$1,434,632	$1,470,706
3/31/19	$1,520,803	$1,462,509	$1,439,925
4/30/19	$1,575,752	$1,521,726	$1,488,839
5/31/19	$1,448,076	$1,425,023	$1,373,052
6/30/19	$1,556,209	$1,525,453	$1,470,099
7/31/19	$1,564,374	$1,547,377	$1,478,567
8/31/19	$1,476,194	$1,522,866	$1,405,570
9/30/19	$1,506,435	$1,551,360	$1,434,820
10/31/19	$1,551,082	$1,584,962	$1,472,613
11/30/19	$1,615,573	$1,642,494	$1,533,226
12/31/19	$1,669,604	$1,692,068	$1,577,429
1/31/20	$1,620,096	$1,691,405	$1,526,841
2/29/20	$1,478,402	$1,552,170	$1,398,311
3/31/20	$1,096,652	$1,360,457	$1,094,514
4/30/20	$1,268,004	$1,534,859	$1,244,846
5/31/20	$1,363,961	$1,607,961	$1,325,848
6/30/20	$1,419,800	$1,639,939	$1,372,716
7/31/20	$1,468,578	$1,732,407	$1,410,713
8/31/20	$1,555,683	$1,856,933	$1,490,193
9/30/20	$1,503,019	$1,786,376	$1,440,420
10/31/20	$1,535,150	$1,738,869	$1,470,583
11/30/20	$1,829,684	$1,929,213	$1,741,641
12/31/20	$1,995,077	$2,003,388	$1,892,292
1/31/21	$2,101,043	$1,983,162	$1,987,513
2/28/21	$2,227,106	$2,037,848	$2,111,394
3/31/21	$2,246,636	$2,127,097	$2,132,593
4/30/21	$2,296,391	$2,240,617	$2,177,377
5/31/21	$2,304,046	$2,256,266	$2,181,862
6/30/21	$2,347,594	$2,308,938	$2,224,125
7/31/21	$2,263,823	$2,363,787	$2,143,812
8/31/21	$2,315,681	$2,435,659	$2,191,769
9/30/21	$2,244,660	$2,322,377	$2,127,156
10/31/21	$2,320,040	$2,485,087	$2,217,645
11/30/21	$2,215,345	$2,467,868	$2,125,236
12/31/21	$2,273,149	$2,578,469	$2,172,713
1/31/22	$2,042,791	$2,445,041	$1,963,546
2/28/22	$2,053,657	$2,371,833	$1,984,497
3/31/22	$2,071,043	$2,459,898	$2,009,204
4/30/22	$1,851,551	$2,245,390	$1,810,072
5/31/22	$1,851,551	$2,249,509	$1,812,805
6/30/22	$1,673,350	$2,063,826	$1,663,720
7/31/22	$1,864,590	$2,254,120	$1,837,413
8/31/22	$1,816,780	$2,162,193	$1,799,819
9/30/22	$1,614,674	$1,963,058	$1,627,324
10/31/22	$1,795,049	$2,121,990	$1,806,477
11/30/22	$1,847,205	$2,240,575	$1,848,676
12/31/22	$1,725,608	$2,111,486	$1,728,697
1/31/23	$1,912,160	$2,244,159	$1,897,193
2/28/23	$1,876,496	$2,189,404	$1,865,149
3/31/23	$1,769,503	$2,269,786	$1,776,032
4/30/23	$1,739,325	$2,305,214	$1,744,099
5/31/23	$1,720,121	$2,315,234	$1,727,984
6/30/23	$1,860,036	$2,468,213	$1,868,469
7/31/23	$1,978,002	$2,547,505	$1,982,726
8/31/23	$1,876,496	$2,506,944	$1,883,530
9/30/23	$1,758,405	$2,387,418	$1,772,647
10/31/23	$1,628,256	$2,337,219	$1,651,752
11/30/23	$1,788,866	$2,550,667	$1,801,252
12/31/23	$2,019,534	$2,666,546	$2,021,329
1/31/24	$1,943,696	$2,711,355	$1,942,720
2/29/24	$2,056,048	$2,856,129	$2,052,561
3/31/24	$2,134,790	$2,948,024	$2,126,043
4/30/24	$1,978,448	$2,827,613	$1,976,412
5/31/24	$2,083,624	$2,967,819	$2,075,569
6/30/24	$2,061,844	$3,074,311	$2,056,370
7/31/24	$2,283,579	$3,111,733	$2,265,297
8/31/24	$2,243,263	$3,187,213	$2,231,453
9/30/24	$2,265,341	$3,255,283	$2,247,051
10/31/24	$2,218,693	$3,225,762	$2,214,604
11/30/24	$2,478,173	$3,415,118	$2,457,524
12/31/24	$2,269,081	$3,333,707	$2,254,557
1/31/25	$2,336,684	$3,426,543	$2,313,671
2/28/25	$2,222,054	$3,381,833	$2,189,913
3/31/25	$2,069,399	$3,191,285	$2,040,845
4/30/25	$2,000,619	$3,169,646	$1,993,702
5/31/25	$2,105,285	$3,369,158	$2,100,166
6/30/25	$2,235,289	$3,540,489	$2,214,310
7/31/25	$2,268,972	$3,619,947	$2,252,728
8/31/25	$2,446,570	$3,693,330	$2,413,685
9/30/25	$2,527,908	$3,828,137	$2,488,775
10/31/25	$2,587,352	$3,917,767	$2,533,797
11/30/25	$2,615,509	$3,927,370	$2,558,147
12/31/25	$2,606,850	$3,929,774	$2,543,310
1/31/26	$2,741,026	$3,986,756	$2,679,402
2/28/26	$2,776,167	$3,956,458	$2,700,944
3/31/26	$2,594,071	$3,759,445	$2,565,843

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	25.35%	2.92%	10.00%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$624,131
# of Portfolio Holdings	1,379
Portfolio Turnover Rate	873%
Total Net Advisory Fees Paid During the Reporting Period	$2,775
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	109.9%
Asset-Backed Securities	22.4%
Sovereign Issues	12.5%
Non-Agency Mortgage-Backed Securities	8.9%
Corporate Bonds & Notes	4.7%
Exchange-Traded Funds	4.1%
U.S. Treasury Obligations	1.8%
Short-Term Instruments	8.8%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSNSX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report |

March 31, 2026

PIMS2203TSRAR_033126

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Steven Lipiner, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Lipiner is “independent” as such term is interpreted under this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2026	$6,576,508
	March 31, 2025	$6,503,548

(b)	Fiscal Year Ended	Audit-Related Fees (1)
	March 31, 2026	$—
	March 31, 2025	$—

(c)	Fiscal Year Ended	Tax Fees
	March 31, 2026	$—
	March 31, 2025	$6,500

(d)	Fiscal Year Ended	All Other Fees (2)
	March 31, 2026	$—
	March 31, 2025	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity		March 31, 2026	March 31, 2025
PIMCO Funds	$	—	$6,500
Pacific Investment Management Company LLC (“PIMCO”)		23,837,833	26,548,184

Totals	$	23,837,833	$26,554,684

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner (Chair)

Peter B. McCarthy*

Ronald C. Parker

*Mr. McCarthy retired from the Board of Trustees effective as of May 14.

Item 6.  Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	Equity-Related Strategy Funds

Filed under the initially filed submission on Form N-CSR:

●	Asset Allocation Funds
●	Tax-Efficient Strategy Funds
●	Municipal Value Funds
●	International Bond Funds

To be filed under the immediately following second companion submission on Form N-CSR:

●	Bond Funds

To be filed under the immediately following third companion submission on Form N-CSR:

●	International Bond Fund (U.S. Dollar-Hedged)
●	PAPS Portfolio

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PAPS – All Asset Funds
●	Income Fund
●	Credit Bond Funds
●	Total Return Fund

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	Short Duration Strategy Funds
●	Real Return Strategy Funds
●	TRENDS Managed Futures Strategy Fund

(b)	Not applicable.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

Equity-Related Strategy Funds

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE PLUS EMG Fund

PIMCO RAE PLUS Fund

PIMCO RAE PLUS International Fund

PIMCO RAE PLUS Small Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and collectively, the “Funds”).

The Funds may invest in both fixed income instruments and equity and equity-related securities. We believe that such funds have an important role to play in a well-diversified investment portfolio. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

2	PIMCO EQUITY-RELATED STRATEGY FUNDS

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs.

The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class R	Diversification Status
PIMCO RAE Fundamental Advantage PLUS Fund	02/29/08	02/29/08	—	—	07/31/08	—	—	Diversified
PIMCO RAE PLUS EMG Fund	11/26/08	11/26/08	01/07/11	—	05/31/13	05/31/13	—	Diversified
PIMCO RAE PLUS Fund	06/30/05	06/30/05	04/30/08	04/27/18	06/30/05	06/30/05	—	Diversified
PIMCO RAE PLUS International Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	—	—	Diversified
PIMCO RAE PLUS Small Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	02/28/14	—	Diversified
PIMCO RAE Worldwide Long/Short PLUS Fund	12/04/14	12/04/14	08/23/19	—	08/23/19	08/23/19	—	Diversified
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	04/27/18	07/31/03	07/31/03	—	Diversified
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	04/27/18	01/20/97	01/20/97	12/31/02	Diversified
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	04/27/18	10/30/03	10/30/03	—	Diversified
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	04/27/18	11/30/06	11/30/06	—	Diversified
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	Diversified
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	04/27/18	07/31/06	07/31/06	—	Diversified
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	04/27/18	07/31/06	07/31/06	—	Diversified

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the Funds	(Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The

Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

A supplement was filed on November 20, 2025 to provide notification of changes to the principal investment strategies of the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund,

4	PIMCO EQUITY-RELATED STRATEGY FUNDS

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund, and PIMCO StocksPLUS® Small Fund.

Effective December 22, 2025, the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

PIMCO RAE Fundamental Advantage PLUS Fund

“The Fund seeks to achieve its investment objective by obtaining long exposure to a portfolio of stocks (“RAE US Large Model Portfolio”) and short exposure to the S&P 500 Index (“S&P 500”), and complementing this equity market neutral exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The RAE US Large Model Portfolio stocks are selected by the Fund’s sub-adviser, Research Affiliates (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use derivatives including equity total return swaps, with respect to the RAE US Large Model Portfolio, and short positions in swaps and futures with respect to the S&P 500, in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to the RAE US Large Model Portfolio and the S&P 500. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub-Adviser’s discretion, as applicable. The Fund’s strategy of maintaining long exposure to the RAE US Large Model Portfolio and short exposure to the S&P 500 can be characterized as “market neutral” because the long and the short exposures are intended to offset one another producing a net equity exposure that is approximately zero. At the same time, the Fund is designed to deliver the relative appreciation (or depreciation) of the RAE US Large Model Portfolio over the S&P 500.

In selecting investments for the Fund, PIMCO and the Sub-Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub-Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub-Adviser’s discretion, as applicable. The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE US Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocation determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

The Fund typically will seek to simultaneously gain long exposure to RAE US Large Model Portfolio and short exposure to the S&P 500, each in an amount approximately equal to the Fund’s net assets. The Sub-Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE US Large Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE US Large Model Portfolio for purposes of developing equity total return swaps based on the RAE US Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE US Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short term interest rate. The Fund will typically invest in, among other instruments, short S&P 500 futures and/or total return swaps that provide the inverse of the total return of the S&P 500 index plus a short term interest rate.

Because the RAE US Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the RAE US Large Model Portfolio relative to the S&P 500.

The Fund seeks to maintain long exposure to the RAE US Large Model Portfolio and short exposure to the S&P 500 even when the value of the RAE US Large Model Portfolio is underperforming relative to the S&P 500. The S&P 500 Index is a group of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund uses the S&P 500 Index as a benchmark to measure performance, and seeks to remain invested in S&P 500 Index derivatives, S&P 500 Index stocks and/or equity-related underlying funds even when the S&P 500 Index is declining. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.

In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform any residual net cost of obtaining long exposure to the RAE US Large Model Portfolio and short exposure to the S&P 500, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Important Information About the Funds	(Cont.)

derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.”

PIMCO RAE PLUS EMG Fund

“The Fund seeks to exceed the total return of the MSCI Emerging Markets Value Index (Net Dividends in USD) (the “Benchmark”) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Emerging Markets Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use equity total return swaps in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to the RAE Emerging Markets Model Portfolio. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub-Adviser’s discretion, as applicable.

In selecting investments for the Fund, PIMCO and the Sub-Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub-Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub-Adviser’s discretion, as applicable. The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE Emerging Markets Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

The Sub-Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE Emerging Markets Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE Emerging Markets Model Portfolio for purposes of developing equity total return swaps based on the RAE Emerging Markets Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Emerging Markets Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

6	PIMCO EQUITY-RELATED STRATEGY FUNDS

Because the RAE Emerging Markets Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the RAE Emerging Markets Model Portfolio.

The Fund seeks to remain exposed to the RAE Emerging Markets Model Portfolio even when the value of the RAE Emerging Markets Model Portfolio is declining.

In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc.

(“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the AR Bond Alpha Strategy, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the AR Bond Alpha Strategy, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

The Benchmark captures large and mid-cap securities exhibiting overall value style characteristics across 24 emerging markets countries. The value investment style characteristics for index construction of the Benchmark are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.”

PIMCO RAE PLUS Fund

“The Fund seeks to exceed the total return of the Russell 1000® Value Index under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. companies (“RAE US Large Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use equity total return swaps in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to the RAE US Large Model Portfolio. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub-Adviser’s discretion, as applicable.

In selecting investments for the Fund, PIMCO and the Sub-Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub-Adviser, as applicable, and which

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Important Information About the Funds	(Cont.)

are subject to change over time without notice in PIMCO’s or the Sub-Adviser’s discretion, as applicable. The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub-Adviser applies the RAE® methodology to large and mid-sized U.S. companies as determined by cumulative fundamental measures of company size for the RAE US Large Model Portfolio. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid-sized companies. Actual stock positions in the RAE US Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

The Sub-Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE US Large Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE US Large Model Portfolio for purposes of developing equity total return swaps based on the RAE US Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE US Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

Because the RAE US Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the RAE US Large Model Portfolio.

The Fund seeks to remain exposed to the RAE US Large Model Portfolio even when the value of the RAE US Large Model Portfolio is declining.

In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-de-nominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

8	PIMCO EQUITY-RELATED STRATEGY FUNDS

The Russell 1000® Value Index measures the performance of large and mid-capitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which measures the performance of the large and mid-capitalization sector of the U.S. equity market. The Fund is not based on and does not use any products or services from FTSE Russell, and is not affiliated or associated with, or sponsored, promoted or endorsed by, FTSE Russel or any of its parent, subsidiary, or affiliated companies.”

PIMCO RAE PLUS International Fund

“The Fund seeks to exceed the total return of the MSCI EAFE Value Index under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries (“RAE International Large Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use equity total return swaps in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to the RAE International Large Model Portfolio. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub-Adviser’s discretion, as applicable.

In selecting investments for the Fund, PIMCO and the Sub-Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub-Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub-Adviser’s discretion, as applicable. The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE International Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

The Sub-Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE International Large Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE International Large Model Portfolio for purposes of developing equity total return swaps based on the RAE International Large Model Portfolio. In a typical swap agreement, the

Fund will receive the total return of the RAE International Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

Because the RAE International Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the RAE International Large Model Portfolio.

The Fund seeks to remain exposed to the RAE International Large Model Portfolio even when the value of the RAE International Large Model Portfolio is declining.

In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Important Information About the Funds	(Cont.)

transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

The Benchmark captures large and mid-cap securities exhibiting overall value style characteristics across 24 emerging markets countries. The value investment style characteristics for index construction of the Benchmark are defined using three variables: book value to price,12-month forward earnings to price and dividend yield. The Fund is not based on and does not use any products or services from MSCI, and is not affiliated or associated with, or sponsored, promoted or endorsed by, MSCI or any of its parent, subsidiary, or affiliated companies.”

PIMCO RAE PLUS Small Fund

“The Fund seeks to exceed the total return of the Russell 2000® Value Index under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. small companies (“RAE US Small Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use equity total return swaps in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to the RAE US Small Model Portfolio. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub-Adviser’s discretion, as applicable.

In selecting investments for the Fund, PIMCO and the Sub-Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub-Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub-Adviser’s discretion, as applicable. The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub-Adviser applies the RAE® methodology to small U.S. companies as determined by cumulative fundamental measures of company size for the RAE US Small Model Portfolio. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid-sized companies and the remaining companies are eligible as small-sized companies. Actual stock positions in the RAE US Small Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

The Sub-Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE US Small Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE US Small Model Portfolio for purposes of developing equity total return swaps based on the RAE US Small Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE US Small Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

Because the RAE US Small Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the RAE US Small Model Portfolio.

The Fund seeks to remain exposed to the RAE US Small Model Portfolio even when the value of the RAE US Small Model Portfolio is declining.

10	PIMCO EQUITY-RELATED STRATEGY FUNDS

In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.”

PIMCO RAE Worldwide Long/Short PLUS Fund

“The Fund seeks to achieve its investment objective by obtaining long exposure to three separate stock portfolios representing developed and developing markets, short exposure to corresponding capitalization-weighted equity indexes, and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The Fund normally will obtain long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”). The stocks comprising the RAE Model Portfolios are selected by the Fund’s sub-adviser, Research Affiliates (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Fund expects to use derivatives including equity total return swaps, with respect to the RAE Model Portfolios, and short positions in swaps and futures, with respect to capitalization-weighted indexes, in addition to or in place of investments in or short positions on stocks and/or equity-related underlying funds (such as exchange-traded funds), to obtain exposure to the RAE Model Portfolios and capitalization-weighted indexes. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and the Sub-Adviser’s discretion, as applicable.

In selecting investments for the Fund, PIMCO and the Sub-Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub-Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub-Adviser’s discretion, as applicable. The Sub-Adviser uses the RAE® Low Volatility methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., low volatility, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE Model Portfolios, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Important Information About the Funds	(Cont.)

The Sub-Adviser provides investment advisory services in connection with the Fund’s exposure to the RAE Model Portfolios by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the relevant RAE Model Portfolio for purposes of developing equity total return swaps based on that RAE Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the relevant RAE Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

Because the RAE Model Portfolios are proprietary portfolios, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the relevant RAE Model Portfolio.

The Fund seeks to remain exposed to the RAE Model Portfolios even when the values of the RAE Model Portfolios are declining. The Fund will generally obtain short exposure to corresponding U.S., international and emerging market capitalization-weighted equity indexes through derivatives, such as futures contracts and total return swaps. This “long/short” approach is intended to hedge a portion to all of the equity risk exposures and to seek to capitalize on differences in performance of the RAE Model Portfolios compared with the corresponding capitalization-weighted equity indexes. The Fund generally will be long-biased, but will normally take such long and short positions simultaneously in a proportion determined by PIMCO using methods including proprietary quantitative models. The quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO’s discretion.

In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the cost of obtaining equity exposures, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities. The Fund will invest in instruments that are economically tied to at least three countries (one of which may be the United States).”

12	PIMCO EQUITY-RELATED STRATEGY FUNDS

PIMCO StocksPLUS® Absolute Return Fund

“The Fund seeks to exceed the total return of the S&P 500 Index by gaining equity exposure to S&P 500 Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is a group of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund uses the S&P 500 Index as a benchmark to measure performance, and seeks to remain invested in S&P 500 Index derivatives, S&P 500 Index stocks and/or equity-related underlying funds even when the S&P 500 Index is declining. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.

In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion. The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.”

PIMCO StocksPLUS® Fund

“The Fund seeks to exceed the total return of the S&P 500 Index by gaining equity exposure to S&P 500 Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Important Information About the Funds	(Cont.)

addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is a group of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund uses the S&P 500 Index as a benchmark to measure performance, and seeks to remain invested in S&P 500 Index derivatives, S&P 500 Index stocks and/or equity-related underlying funds even when the S&P 500 Index is declining. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.

The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.”

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

“The Fund seeks to exceed the total return of its benchmark index by gaining equity exposure to non-U.S. stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund’s benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East (“EAFE”) Index, hedged to U.S. dollars (the “Index”). The Fund expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

14	PIMCO EQUITY-RELATED STRATEGY FUNDS

Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Index is a group of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund uses the Index as a benchmark to measure performance, and seeks to remain invested in equity derivatives, stocks and/or equity-related underlying funds even when the Index is declining. The Fund is not based on and does not use any products or services from MSCI, and is not affiliated or associated with, or sponsored, promoted or endorsed by, MSCI or any of its parent, subsidiary, or affiliated companies. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion. The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund’s fixed income investments, the Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.”

PIMCO StocksPLUS® International Fund (Unhedged)

“The Fund seeks to exceed the total return of its benchmark index by gaining equity exposure to non-U.S. stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Index (the “Index”). The Fund expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Important Information About the Funds	(Cont.)

Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund uses the Index as a benchmark to measure performance, and seeks to remain invested in equity derivatives, stocks and/or equity-related underlying funds even when the Index is declining. The Fund is not based on and does not use any products or services from MSCI, and is not affiliated or associated with, or sponsored, promoted or endorsed by, MSCI or any of its parent, subsidiary, or affiliated companies. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion. The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund’s fixed income investments, the Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.”

PIMCO StocksPLUS® Long Duration Fund

“The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the “Indexes”), by gaining equity exposure to S&P 500 Index stocks together with a diversified portfolio of long-term Fixed Income Instruments and related derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Indexes. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Long-Term Government/Credit Index, as calculated by PIMCO, which as of May 31, 2025 was 13.26 years. Duration is a

16	PIMCO EQUITY-RELATED STRATEGY FUNDS

measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is a group of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund uses the S&P 500 Index as a benchmark to measure performance, and seeks to remain invested in S&P 500 Index derivatives, S&P 500 Index stocks and/or equity-related underlying funds even when the S&P 500 Index is declining. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.

The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.”

PIMCO StocksPLUS® Short Fund

“The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or Index equity securities together with a portfolio of Fixed Income Instruments and related derivatives, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising or flat, the Fund will generally not perform as well. Fixed Income Instruments and related derivatives owned by the Fund may also benefit or detract from the Fund’s net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, PIMCO active management, Fund fees and expenses and other factors discussed below. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may also invest in or take short exposure on common stocks and/or equity-related underlying funds (such as exchange-traded funds). The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. While the Fund will invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund’s exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund’s net asset value during a market in which prices of securities are rising or expected to rise. Further, PIMCO, in its discretion, may seek to reduce the overall risk in the Fund’s portfolio of Fixed Income Instruments when the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Important Information About the Funds	(Cont.)

Fund’s short equity positions have generated or generate higher levels of income. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion.

Assets not exposed to equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. PIMCO actively manages the fixed income assets and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its net foreign currency exposure (from non-U.S. dollardenominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities. Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

PIMCO StocksPLUS® Small Fund

“The Fund seeks to exceed the total return of the Russell 2000® Index by gaining equity exposure to Russell 2000® Index stocks together with a diversified portfolio of Fixed Income Instruments and related derivatives actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund expects to use Russell 2000® Index derivatives in addition to or in place of investments in Russell 2000® Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the performance of the Russell 2000® Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of Russell 2000® Index derivatives should closely track changes in the value of the index. Russell 2000® Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

Remaining Fund assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Russell 2000® Index is a group of 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of June 30, 2025, the Russell 2000® Index’s average market capitalization (dollar-weighted) was $3.09 billion. The Fund uses the Russell 2000® Index as a benchmark to measure performance, and seeks to remain invested in Russell 2000® Index derivatives, Russell 2000® Index stocks and/or equity-related underlying funds even when the Russell 2000® Index is declining. The Fund is not based on and does not use any products or services from FTSE Russell, and is not affiliated or associated with, or sponsored, promoted or endorsed by, FTSE Russell or any of its parent, subsidiary, or affiliated companies.

18	PIMCO EQUITY-RELATED STRATEGY FUNDS

In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion. The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund’s fixed income investments, the Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.”

In addition, effective December 22, 2025, “Acquired Fund Risk” is added as a Principal Risk of investing in each Fund. Accordingly, corresponding changes are made to the table in the Section titled “Description of Principal Risks” in the Prospectus and the following is added under “Description of Principal Risks” in the Prospectus:

“Because the Funds may invest its assets in Acquired Funds, the risks associated with investing in the Funds may be closely related to the risks associated with the securities and other investments held by the Funds. The ability of the Funds to achieve their investment objectives may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests. There can be no assurance that the investment objective of any Acquired Fund will be achieved.

Unless a fee waiver or expense reimbursement arrangement fully covers a Fund’s investment in an Acquired Fund, shareholders in a Fund will indirectly bear fees and expenses charged by the Acquired Funds in addition to a Fund’s direct fees and expenses.

A Fund’s net asset value (“NAV”) will fluctuate in response to changes in the NAVs or market prices, as applicable, of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with a Fund correlates to those of a particular Acquired Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Acquired Fund, which may vary.”

In addition, effective December 22, 2025, the following is added to the “Principal Risks” section of each Fund’s Fund Summary in the Prospectus:

“Acquired Fund Risk:  the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, the Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests “

Effective December 22, 2025, the following is added as the last sentence under “Derivatives” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:

“Each Fund may invest in derivatives on carbon equivalent emissions allowances eligible for trading under the European Union Emissions Trading Scheme, California Cap-and-Trade Program, and Regional Greenhouse Gas Initiatives. For more information, please see Greenhouse Gas “Cap-and-Trade” Programs. A description of various risks associated with these particular instruments is included in “Investment Objectives and Policies” in the SAI. The PIMCO StocksPLUS® Fund and PIMCO StocksPLUS® Long Duration Fund may invest in such instruments to a lesser degree.”

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class

03/31/2026	$8.04	$0.35	$0.71	$1.06	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2025	8.64	0.36	(0.56)	(0.20)	(0.38)	0.00	(0.02)	(0.40)

03/31/2024	8.46	0.36	0.08	0.44	(0.26)	0.00	0.00	(0.26)

03/31/2023	8.56	0.21	0.21	0.42	(0.52)	0.00	0.00	(0.52)

03/31/2022	9.51	0.07	(0.59)	(0.52)	(0.41)	0.00	(0.02)	(0.43)
Class A

03/31/2026	7.74	0.31	0.67	0.98	(0.11)	0.00	0.00	(0.11)

03/31/2025	8.33	0.31	(0.53)	(0.22)	(0.35)	0.00	(0.02)	(0.37)

03/31/2024	8.17	0.31	0.08	0.39	(0.23)	0.00	0.00	(0.23)

03/31/2023	8.28	0.17	0.21	0.38	(0.49)	0.00	0.00	(0.49)

03/31/2022	9.23	0.03	(0.57)	(0.54)	(0.39)	0.00	(0.02)	(0.41)

PIMCO RAE PLUS EMG Fund
Institutional Class

03/31/2026	$6.96	$0.35	$2.02	$2.37	$(0.51)	$0.00	$0.00	$(0.51)

03/31/2025	7.11	0.33	0.17	0.50	(0.65)	0.00	0.00	(0.65)

03/31/2024	6.11	0.30	1.13	1.43	(0.43)	0.00	0.00	(0.43)

03/31/2023	7.31	0.20	(0.81)	(0.61)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.27	0.12	0.11	0.23	(3.19)	0.00	0.00	(3.19)
I-2

03/31/2026	6.90	0.34	2.00	2.34	(0.51)	0.00	0.00	(0.51)

03/31/2025	7.05	0.32	0.17	0.49	(0.64)	0.00	0.00	(0.64)

03/31/2024	6.06	0.30	1.11	1.41	(0.42)	0.00	0.00	(0.42)

03/31/2023	7.27	0.17	(0.79)	(0.62)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.25	0.12	0.09	0.21	(3.19)	0.00	0.00	(3.19)
Class A

03/31/2026	6.66	0.30	1.93	2.23	(0.48)	0.00	0.00	(0.48)

03/31/2025	6.83	0.29	0.16	0.45	(0.62)	0.00	0.00	(0.62)

03/31/2024	5.89	0.27	1.08	1.35	(0.41)	0.00	0.00	(0.41)

03/31/2023	7.10	0.17	(0.79)	(0.62)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.07	0.09	0.10	0.19	(3.16)	0.00	0.00	(3.16)
Class C

03/31/2026	6.04	0.22	1.74	1.96	(0.45)	0.00	0.00	(0.45)

03/31/2025	6.24	0.22	0.15	0.37	(0.57)	0.00	0.00	(0.57)

03/31/2024	5.41	0.20	1.00	1.20	(0.37)	0.00	0.00	(0.37)

03/31/2023	6.63	0.10	(0.73)	(0.63)	0.00	(0.59)	0.00	(0.59)

03/31/2022	9.61	0.02	0.10	0.12	(3.10)	0.00	0.00	(3.10)

PIMCO RAE PLUS Fund
Institutional Class

03/31/2026	$19.11	$0.88	$4.26	$5.14	$(0.60)	$(0.84)	$0.00	$(1.44)

03/31/2025	20.53	0.83	(0.71)	0.12	(1.54)	0.00	0.00	(1.54)

03/31/2024	16.51	0.80	4.05	4.85	(0.83)	0.00	0.00	(0.83)

03/31/2023(g)	20.25	0.51	(1.72)	(1.21)	(0.62)	(1.91)	0.00	(2.53)

03/31/2022(g)	20.85	0.27	1.71	1.98	(2.58)	0.00	0.00	(2.58)
I-2

03/31/2026	18.76	0.84	4.18	5.02	(0.58)	(0.84)	0.00	(1.42)

03/31/2025	20.19	0.80	(0.71)	0.09	(1.52)	0.00	0.00	(1.52)

03/31/2024	16.25	0.77	3.99	4.76	(0.82)	0.00	0.00	(0.82)

03/31/2023(g)	19.98	0.49	(1.71)	(1.22)	(0.60)	(1.91)	0.00	(2.51)

03/31/2022(g)	20.61	0.27	1.65	1.92	(2.55)	0.00	0.00	(2.55)
I-3

03/31/2026	18.71	0.83	4.18	5.01	(0.57)	(0.84)	0.00	(1.41)

03/31/2025	20.15	0.79	(0.72)	0.07	(1.51)	0.00	0.00	(1.51)

03/31/2024	16.20	0.75	3.98	4.73	(0.78)	0.00	0.00	(0.78)

03/31/2023(g)	19.92	0.50	(1.71)	(1.21)	(0.60)	(1.91)	0.00	(2.51)

03/31/2022(g)	20.58	0.24	1.65	1.89	(2.55)	0.00	0.00	(2.55)

20	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.95	13.31%	$399,936	1.10%	1.10%	0.89%	0.89%	4.40%	867%

8.04	(2.12)	453,827	1.13	1.13	0.89	0.89	4.45	666

8.64	5.31	560,983	1.33	1.33	0.89	0.89	4.31	443

8.46	4.82	583,106	1.07	1.07	0.89	0.89	2.37	113

8.56	(5.44)	665,443	0.90	0.90	0.89	0.89	0.73	112

8.61	12.78	4,476	1.50	1.50	1.29	1.29	4.00	867

7.74	(2.45)	9,343	1.53	1.53	1.29	1.29	4.05	666

8.33	4.86	10,968	1.73	1.73	1.29	1.29	3.90	443

8.17	4.47	13,211	1.47	1.47	1.29	1.29	1.99	113

8.28	(5.85)	12,280	1.30	1.30	1.29	1.29	0.32	112

$8.82	35.06%	$178,207	1.39%	1.39%	1.10%	1.10%	4.37%	915%

6.96	7.14	169,241	1.29	1.29	1.10	1.10	4.58	620

7.11	23.93	211,661	1.45	1.45	1.10	1.10	4.63	486

6.11	(7.88)	181,436	1.20	1.20	1.10	1.10	3.13	266

7.31	0.27	170,539	1.12	1.12	1.10	1.10	1.18	137

8.73	34.84	22,430	1.49	1.49	1.20	1.20	4.21	915

6.90	7.06	4,777	1.39	1.39	1.20	1.20	4.47	620

7.05	23.83	5,671	1.55	1.55	1.20	1.20	4.54	486

6.06	(8.07)	5,609	1.30	1.30	1.20	1.20	2.76	266

7.27	0.04	18,428	1.22	1.22	1.20	1.20	1.28	137

8.41	34.49	10,205	1.79	1.79	1.50	1.50	3.95	915

6.66	6.72	8,997	1.69	1.69	1.50	1.50	4.17	620

6.83	23.35	9,567	1.85	1.85	1.50	1.50	4.22	486

5.89	(8.28)	8,962	1.60	1.60	1.50	1.50	2.74	266

7.10	(0.16)	10,770	1.52	1.52	1.50	1.50	0.96	137

7.55	33.43	891	2.54	2.54	2.25	2.25	3.16	915

6.04	6.08	482	2.44	2.44	2.25	2.25	3.44	620

6.24	22.61	573	2.60	2.60	2.25	2.25	3.48	486

5.41	(9.04)	573	2.35	2.35	2.25	2.25	1.75	266

6.63	(0.96)	1,110	2.27	2.27	2.25	2.25	0.28	137

$22.81	27.37%	$406,145	1.01%	1.01%	0.79%	0.79%	4.20%	870%

19.11	0.71	387,699	1.03	1.03	0.79	0.79	4.18	632

20.53	29.96	371,837	0.99	0.99	0.79	0.79	4.61	366

16.51	(5.86)	370,230	0.83	0.83	0.79	0.79	2.83	120

20.25	9.93	453,630	0.80	0.80	0.79	0.79	1.31	120

22.36	27.25	244,983	1.11	1.11	0.89	0.89	4.06	870

18.76	0.59	231,343	1.13	1.13	0.89	0.89	4.08	632

20.19	29.85	236,943	1.09	1.09	0.89	0.89	4.51	366

16.25	(5.96)	193,574	0.93	0.93	0.89	0.89	2.81	120

19.98	9.83	288,189	0.90	0.90	0.89	0.89	1.25	120

22.31	27.24	3,511	1.16	1.21	0.94	0.99	4.05	870

18.71	0.50	3,788	1.18	1.23	0.94	0.99	4.02	632

20.15	29.72	2,851	1.08 (i)	1.13 (i)	0.94 (i)	0.99 (i)	4.52	366

16.20	(5.96)	9,051	0.98	1.03	0.94	0.99	2.85	120

19.92	9.66	8,445	0.95	1.00	0.94	0.99	1.23	120

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE PLUS Fund (Cont.)
Class A

03/31/2026	$16.92	$0.70	$3.76	$4.46	$(0.53)	$(0.84)	$0.00	$(1.37)

03/31/2025	18.37	0.67	(0.65)	0.02	(1.47)	0.00	0.00	(1.47)

03/31/2024	14.86	0.66	3.62	4.28	(0.77)	0.00	0.00	(0.77)

03/31/2023(g)	18.51	0.41	(1.58)	(1.17)	(0.57)	(1.91)	0.00	(2.48)

03/31/2022(g)	19.29	0.18	1.56	1.74	(2.52)	0.00	0.00	(2.52)
Class C

03/31/2026	13.63	0.45	3.01	3.46	(0.45)	(0.84)	0.00	(1.29)

03/31/2025	15.10	0.44	(0.53)	(0.09)	(1.38)	0.00	0.00	(1.38)

03/31/2024	12.35	0.45	2.99	3.44	(0.69)	0.00	0.00	(0.69)

03/31/2023(g)	15.87	0.23	(1.34)	(1.11)	(0.50)	(1.91)	0.00	(2.41)

03/31/2022(g)	16.89	0.03	1.35	1.38	(2.40)	0.00	0.00	(2.40)

PIMCO RAE PLUS International Fund
Institutional Class

03/31/2026	$7.39	$0.40	$2.43	$2.83	$(0.55)	$0.00	$0.00	$(0.55)

03/31/2025	7.30	0.38	0.25	0.63	(0.54)	0.00	0.00	(0.54)

03/31/2024	6.65	0.34	0.72	1.06	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.93	0.28	(0.98)	(0.70)	(0.16)	(3.42)	0.00	(3.58)

03/31/2022(e)	34.35	0.38	(0.50)	(0.12)	(4.49)	(18.81)	0.00	(23.30)
I-2

03/31/2026	7.08	0.38	2.32	2.70	(0.55)	0.00	0.00	(0.55)

03/31/2025	7.01	0.36	0.24	0.60	(0.53)	0.00	0.00	(0.53)

03/31/2024	6.41	0.32	0.69	1.01	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.67	0.27	(0.96)	(0.69)	(0.15)	(3.42)	0.00	(3.57)

03/31/2022(e)	34.10	0.35	(0.46)	(0.11)	(4.51)	(18.81)	0.00	(23.32)
Class A

03/31/2026	7.05	0.35	2.32	2.67	(0.53)	0.00	0.00	(0.53)

03/31/2025	6.99	0.34	0.24	0.58	(0.52)	0.00	0.00	(0.52)

03/31/2024	6.39	0.31	0.68	0.99	(0.39)	0.00	0.00	(0.39)

03/31/2023	10.67	0.25	(0.97)	(0.72)	(0.14)	(3.42)	0.00	(3.56)

03/31/2022(e)	34.15	0.28	(0.50)	(0.22)	(4.45)	(18.81)	0.00	(23.26)

PIMCO RAE PLUS Small Fund
Institutional Class

03/31/2026	$15.94	$0.81	$2.04	$2.85	$(0.72)	$0.00	$0.00	$(0.72)

03/31/2025	16.70	0.81	(0.32)	0.49	(1.25)	0.00	0.00	(1.25)

03/31/2024	13.16	0.73	3.57	4.30	(0.76)	0.00	0.00	(0.76)

03/31/2023	16.37	0.46	(3.11)	(2.65)	(0.56)	0.00	0.00	(0.56)

03/31/2022(f)	43.76	0.47	4.73	5.20	(10.69)	(21.90)	0.00	(32.59)
I-2

03/31/2026	15.61	0.78	1.99	2.77	(0.70)	0.00	0.00	(0.70)

03/31/2025	16.38	0.78	(0.32)	0.46	(1.23)	0.00	0.00	(1.23)

03/31/2024	12.91	0.70	3.51	4.21	(0.74)	0.00	0.00	(0.74)

03/31/2023	16.08	0.49	(3.11)	(2.62)	(0.55)	0.00	0.00	(0.55)

03/31/2022(f)	43.52	0.41	4.73	5.14	(10.68)	(21.90)	0.00	(32.58)
Class A

03/31/2026	14.98	0.70	1.91	2.61	(0.66)	0.00	0.00	(0.66)

03/31/2025	15.77	0.71	(0.30)	0.41	(1.20)	0.00	0.00	(1.20)

03/31/2024	12.46	0.65	3.37	4.02	(0.71)	0.00	0.00	(0.71)

03/31/2023	15.55	0.41	(2.98)	(2.57)	(0.52)	0.00	0.00	(0.52)

03/31/2022(f)	43.08	0.33	4.66	4.99	(10.62)	(21.90)	0.00	(32.52)
Class C

03/31/2026	12.99	0.50	1.65	2.15	(0.57)	0.00	0.00	(0.57)

03/31/2025	13.84	0.51	(0.25)	0.26	(1.11)	0.00	0.00	(1.11)

03/31/2024	11.03	0.48	2.96	3.44	(0.63)	0.00	0.00	(0.63)

03/31/2023	13.87	0.31	(2.67)	(2.36)	(0.48)	0.00	0.00	(0.48)

03/31/2022(f)	41.68	0.11	4.41	4.52	(10.43)	(21.90)	0.00	(32.33)

22	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$20.01	26.88%	$472,749	1.41%	1.41%	1.19%	1.19%	3.79%	870%

16.92	0.27	427,514	1.43	1.43	1.19	1.19	3.78	632

18.37	29.42	482,416	1.39	1.39	1.19	1.19	4.21	366

14.86	(6.19)	443,313	1.23	1.23	1.19	1.19	2.56	120

18.51	9.44	532,609	1.20	1.20	1.19	1.19	0.95	120

15.80	25.90	23,120	2.16	2.16	1.94	1.94	3.06	870

13.63	(0.44)	26,357	2.18	2.18	1.94	1.94	3.04	632

15.10	28.43	39,644	2.14	2.14	1.94	1.94	3.47	366

12.35	(6.92)	51,114	1.98	1.98	1.94	1.94	1.69	120

15.87	8.63	94,548	1.95	1.95	1.94	1.94	0.18	120

$9.67	39.48%	$154,795	1.06%	1.06%	0.82%	0.82%	4.65%	946%

7.39	9.01	126,820	0.95	0.95	0.82	0.82	5.22	680

7.30	16.40	153,666	1.22	1.22	0.82	0.82	4.99	444

6.65	(4.09)	159,335	0.98	0.98	0.82	0.82	3.43	70

10.93	(0.61)	130,866	0.84	0.84	0.83	0.83	1.25	39

9.23	39.33	1,147	1.16	1.16	0.92	0.92	4.54	946

7.08	9.01	590	1.05	1.05	0.92	0.92	5.11	680

7.01	16.14	588	1.32	1.32	0.92	0.92	4.91	444

6.41	(4.04)	567	1.08	1.08	0.92	0.92	3.37	70

10.67	(0.62)	502	0.94	0.94	0.93	0.93	1.52	39

9.19	38.98	5,628	1.41	1.41	1.17	1.17	4.30	946

7.05	8.66	3,948	1.30	1.30	1.17	1.17	4.86	680

6.99	15.90	4,028	1.57	1.57	1.17	1.17	4.64	444

6.39	(4.48)	4,174	1.33	1.33	1.17	1.17	3.05	70

10.67	(0.98)	4,664	1.19	1.19	1.18	1.18	1.32	39

$18.07	18.16%	$154,649	0.95%	0.95%	0.84%	0.84%	4.69%	933%

15.94	2.97	136,538	1.07	1.07	0.84	0.84	4.76	623

16.70	33.09	114,444	1.10	1.10	0.84	0.84	5.19	466

13.16	(16.42)	101,494	0.95	0.95	0.84	0.84	3.24	123

16.37	13.79	154,994	0.85	0.85	0.84	0.84	1.28	96

17.68	18.05	26,221	1.05	1.05	0.94	0.94	4.61	933

15.61	2.89	27,105	1.17	1.17	0.94	0.94	4.63	623

16.38	33.01	17,975	1.20	1.20	0.94	0.94	5.08	466

12.91	(16.52)	21,011	1.05	1.05	0.94	0.94	3.49	123

16.08	13.72	26,641	0.95	0.95	0.94	0.94	1.46	96

16.93	17.75	19,298	1.30	1.30	1.19	1.19	4.35	933

14.98	2.62	18,141	1.42	1.42	1.19	1.19	4.41	623

15.77	32.68	19,306	1.45	1.45	1.19	1.19	4.84	466

12.46	(16.73)	19,953	1.30	1.30	1.19	1.19	3.07	123

15.55	13.41	28,003	1.20	1.20	1.19	1.19	1.17	96

14.57	16.87	3,316	2.05	2.05	1.94	1.94	3.60	933

12.99	1.88	3,571	2.17	2.17	1.94	1.94	3.66	623

13.84	31.60	3,977	2.20	2.20	1.94	1.94	4.09	466

11.03	(17.28)	3,978	2.05	2.05	1.94	1.94	2.60	123

13.87	12.50	3,599	1.95	1.95	1.94	1.94	0.41	96

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class

03/31/2026	$8.09	$0.32	$0.27	$0.59	$(0.64)	$0.00	$0.00	$(0.64)

03/31/2025	8.04	0.31	0.81	1.12	(1.07)	0.00	0.00	(1.07)

03/31/2024	7.51	0.31	0.65	0.96	(0.43)	0.00	0.00	(0.43)

03/31/2023	8.19	0.18	(0.07)	0.11	(0.79)	0.00	0.00	(0.79)

03/31/2022	8.54	0.08	0.76	0.84	(1.19)	0.00	0.00	(1.19)
I-2

03/31/2026	8.09	0.31	0.28	0.59	(0.64)	0.00	0.00	(0.64)

03/31/2025	8.04	0.30	0.82	1.12	(1.07)	0.00	0.00	(1.07)

03/31/2024	7.51	0.30	0.65	0.95	(0.42)	0.00	0.00	(0.42)

03/31/2023	8.19	0.16	(0.06)	0.10	(0.78)	0.00	0.00	(0.78)

03/31/2022	8.55	0.07	0.76	0.83	(1.19)	0.00	0.00	(1.19)
Class A

03/31/2026	8.01	0.29	0.27	0.56	(0.62)	0.00	0.00	(0.62)

03/31/2025	7.98	0.27	0.80	1.07	(1.04)	0.00	0.00	(1.04)

03/31/2024	7.46	0.28	0.64	0.92	(0.40)	0.00	0.00	(0.40)

03/31/2023	8.15	0.15	(0.08)	0.07	(0.76)	0.00	0.00	(0.76)

03/31/2022	8.51	0.05	0.75	0.80	(1.16)	0.00	0.00	(1.16)
Class C

03/31/2026	8.02	0.23	0.27	0.50	(0.58)	0.00	0.00	(0.58)

03/31/2025	7.97	0.21	0.81	1.02	(0.97)	0.00	0.00	(0.97)

03/31/2024	7.48	0.22	0.64	0.86	(0.37)	0.00	0.00	(0.37)

03/31/2023	8.17	0.08	(0.06)	0.02	(0.71)	0.00	0.00	(0.71)

03/31/2022	8.53	(0.02)	0.75	0.73	(1.09)	0.00	0.00	(1.09)

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class

03/31/2026	$11.96	$0.52	$1.68	$2.20	$(0.81)	$(1.36)	$0.00	$(2.17)

03/31/2025	12.12	0.51	0.65	1.16	(0.66)	(0.66)	0.00	(1.32)

03/31/2024	9.59	0.44	2.53	2.97	(0.44)	0.00	0.00	(0.44)

03/31/2023	11.14	0.28	(1.53)	(1.25)	(0.07)	(0.23)	0.00	(0.30)

03/31/2022	13.03	0.15	1.65	1.80	(1.10)	(2.59)	0.00	(3.69)
I-2

03/31/2026	11.64	0.49	1.65	2.14	(0.80)	(1.36)	0.00	(2.16)

03/31/2025	11.84	0.49	0.62	1.11	(0.65)	(0.66)	0.00	(1.31)

03/31/2024	9.37	0.42	2.48	2.90	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.90	0.26	(1.50)	(1.24)	(0.06)	(0.23)	0.00	(0.29)

03/31/2022	12.82	0.13	1.63	1.76	(1.09)	(2.59)	0.00	(3.68)
I-3

03/31/2026	11.66	0.48	1.65	2.13	(0.80)	(1.36)	0.00	(2.16)

03/31/2025	11.85	0.48	0.63	1.11	(0.64)	(0.66)	0.00	(1.30)

03/31/2024	9.38	0.43	2.47	2.90	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.92	0.25	(1.50)	(1.25)	(0.06)	(0.23)	0.00	(0.29)

03/31/2022	12.82	0.12	1.64	1.76	(1.07)	(2.59)	0.00	(3.66)
Class A

03/31/2026	11.49	0.45	1.62	2.07	(0.77)	(1.36)	0.00	(2.13)

03/31/2025	11.70	0.44	0.62	1.06	(0.61)	(0.66)	0.00	(1.27)

03/31/2024	9.27	0.39	2.44	2.83	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.80	0.23	(1.49)	(1.26)	(0.04)	(0.23)	0.00	(0.27)

03/31/2022	12.74	0.09	1.61	1.70	(1.05)	(2.59)	0.00	(3.64)
Class C

03/31/2026	9.30	0.28	1.33	1.61	(0.73)	(1.36)	0.00	(2.09)

03/31/2025	9.69	0.29	0.53	0.82	(0.55)	(0.66)	0.00	(1.21)

03/31/2024	7.75	0.26	2.03	2.29	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.11	0.13	(1.25)	(1.12)	(0.01)	(0.23)	0.00	(0.24)

03/31/2022	11.25	0.00	1.44	1.44	(0.99)	(2.59)	0.00	(3.58)

24	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.04	8.09%	$398,266	1.36%	1.36%	1.19%	1.19%	4.19%	894%

8.09	15.26	457,571	1.32	1.32	1.19	1.19	3.82	576

8.04	13.22	564,111	1.42	1.42	1.19	1.19	4.02	369

7.51	1.27	585,631	1.28	1.28	1.19	1.19	2.25	140

8.19	10.30	693,103	1.20	1.20	1.19	1.19	0.91	162

8.04	8.07	6,190	1.46	1.46	1.29	1.29	4.03	894

8.09	15.18	3,185	1.42	1.42	1.29	1.29	3.72	576

8.04	13.05	3,504	1.52	1.52	1.29	1.29	3.93	369

7.51	1.16	6,784	1.38	1.38	1.29	1.29	2.07	140

8.19	10.07	6,769	1.30	1.30	1.29	1.29	0.82	162

7.95	7.73	20,346	1.76	1.76	1.59	1.59	3.79	894

8.01	14.70	22,185	1.72	1.72	1.59	1.59	3.41	576

7.98	12.83	21,855	1.82	1.82	1.59	1.59	3.62	369

7.46	0.85	23,215	1.68	1.68	1.59	1.59	1.86	140

8.15	9.82	22,597	1.60	1.60	1.59	1.59	0.55	162

7.94	6.88	1,059	2.51	2.51	2.34	2.34	3.04	894

8.02	14.00	934	2.47	2.47	2.34	2.34	2.68	576

7.97	11.86	1,557	2.57	2.57	2.34	2.34	2.86	369

7.48	0.20	3,155	2.43	2.43	2.34	2.34	0.96	140

8.17	8.91	6,329	2.35	2.35	2.34	2.34	(0.26)	162

$11.99	17.60%	$589,946	1.03%	1.03%	0.64%	0.64%	4.01%	892%

11.96	9.25	663,403	0.98	0.98	0.64	0.64	4.05	664

12.12	31.48	995,829	0.95	0.95	0.64	0.64	4.22	366

9.59	(11.07)	939,383	0.70	0.70	0.64	0.64	2.93	102

11.14	12.97	1,129,735	0.65	0.65	0.64	0.64	1.12	106

11.62	17.58	319,333	1.13	1.13	0.74	0.74	3.86	892

11.64	9.04	310,541	1.08	1.08	0.74	0.74	3.94	664

11.84	31.47	344,458	1.05	1.05	0.74	0.74	4.13	366

9.37	(11.20)	331,896	0.80	0.80	0.74	0.74	2.76	102

10.90	12.85	452,175	0.75	0.75	0.74	0.74	1.04	106

11.63	17.41	59,825	1.18	1.23	0.79	0.84	3.83	892

11.66	9.08	16,406	1.13	1.18	0.79	0.84	3.89	664

11.85	31.43	13,536	1.15 (i)	1.20 (i)	0.79 (i)	0.84 (i)	4.08	366

9.38	(11.32)	3,704	0.85	0.90	0.79	0.84	2.68	102

10.92	12.92	5,376	0.80	0.85	0.79	0.84	0.92	106

11.43	17.20	536,482	1.43	1.43	1.04	1.04	3.58	892

11.49	8.75	529,079	1.38	1.38	1.04	1.04	3.64	664

11.70	31.02	548,789	1.35	1.35	1.04	1.04	3.83	366

9.27	(11.51)	489,063	1.10	1.10	1.04	1.04	2.48	102

10.80	12.48	665,057	1.05	1.05	1.04	1.04	0.73	106

8.82	16.18	47,771	2.18	2.18	1.79	1.79	2.86	892

9.30	8.07	63,260	2.13	2.13	1.79	1.79	2.89	664

9.69	30.02	77,653	2.10	2.10	1.79	1.79	3.08	366

7.75	(12.18)	84,922	1.85	1.85	1.79	1.79	1.70	102

9.11	11.68	132,068	1.80	1.80	1.79	1.79	(0.02)	106

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Fund
Institutional Class

03/31/2026	$12.17	$0.52	$1.70	$2.22	$(0.52)	$(1.88)	$0.00	$(2.40)

03/31/2025	12.58	0.51	0.56	1.07	(0.62)	(0.86)	0.00	(1.48)

03/31/2024	10.08	0.49	2.54	3.03	(0.53)	0.00	0.00	(0.53)

03/31/2023	12.25	0.26	(1.56)	(1.30)	(0.05)	(0.82)	0.00	(0.87)

03/31/2022	12.20	0.05	1.69	1.74	(0.41)	(1.28)	0.00	(1.69)
I-2

03/31/2026	12.10	0.51	1.67	2.18	(0.50)	(1.88)	0.00	(2.38)

03/31/2025	12.51	0.49	0.57	1.06	(0.61)	(0.86)	0.00	(1.47)

03/31/2024	10.04	0.48	2.51	2.99	(0.52)	0.00	0.00	(0.52)

03/31/2023	12.20	0.24	(1.54)	(1.30)	(0.04)	(0.82)	0.00	(0.86)

03/31/2022	12.16	0.04	1.67	1.71	(0.39)	(1.28)	0.00	(1.67)
I-3

03/31/2026	12.05	0.50	1.68	2.18	(0.50)	(1.88)	0.00	(2.38)

03/31/2025	12.47	0.48	0.57	1.05	(0.61)	(0.86)	0.00	(1.47)

03/31/2024	10.01	0.47	2.51	2.98	(0.52)	0.00	0.00	(0.52)

03/31/2023	12.17	0.26	(1.56)	(1.30)	(0.04)	(0.82)	0.00	(0.86)

03/31/2022	12.14	0.03	1.67	1.70	(0.39)	(1.28)	0.00	(1.67)
Class A

03/31/2026	10.28	0.39	1.45	1.84	(0.48)	(1.88)	0.00	(2.36)

03/31/2025	10.84	0.39	0.50	0.89	(0.59)	(0.86)	0.00	(1.45)

03/31/2024	8.76	0.38	2.20	2.58	(0.50)	0.00	0.00	(0.50)

03/31/2023	10.79	0.19	(1.37)	(1.18)	(0.03)	(0.82)	0.00	(0.85)

03/31/2022	10.92	0.00	1.52	1.52	(0.37)	(1.28)	0.00	(1.65)
Class C

03/31/2026	9.04	0.29	1.29	1.58	(0.44)	(1.88)	0.00	(2.32)

03/31/2025	9.69	0.30	0.46	0.76	(0.55)	(0.86)	0.00	(1.41)

03/31/2024	7.89	0.30	1.96	2.26	(0.46)	0.00	0.00	(0.46)

03/31/2023	9.83	0.13	(1.25)	(1.12)	0.00	(0.82)	0.00	(0.82)

03/31/2022	10.09	(0.06)	1.40	1.34	(0.32)	(1.28)	0.00	(1.60)
Class R

03/31/2026	10.93	0.39	1.53	1.92	(0.45)	(1.88)	0.00	(2.33)

03/31/2025	11.44	0.38	0.52	0.90	(0.55)	(0.86)	0.00	(1.41)

03/31/2024	9.22	0.38	2.31	2.69	(0.47)	0.00	0.00	(0.47)

03/31/2023	11.31	0.18	(1.44)	(1.26)	(0.01)	(0.82)	0.00	(0.83)

03/31/2022	11.38	(0.03)	1.58	1.55	(0.34)	(1.28)	0.00	(1.62)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class

03/31/2026	$8.73	$0.40	$1.27	$1.67	$(1.09)	$0.00	$0.00	$(1.09)

03/31/2025	8.89	0.37	0.28	0.65	(0.81)	0.00	0.00	(0.81)

03/31/2024	8.02	0.35	1.41	1.76	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.59	0.24	0.00	0.24	(0.47)	(0.34)	0.00	(0.81)

03/31/2022	8.78	0.15	0.32	0.47	(0.66)	0.00	0.00	(0.66)
I-2

03/31/2026	8.57	0.38	1.26	1.64	(1.09)	0.00	0.00	(1.09)

03/31/2025	8.75	0.35	0.27	0.62	(0.80)	0.00	0.00	(0.80)

03/31/2024	7.90	0.34	1.40	1.74	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.48	0.23	0.00	0.23	(0.47)	(0.34)	0.00	(0.81)

03/31/2022	8.67	0.14	0.32	0.46	(0.65)	0.00	0.00	(0.65)
I-3

03/31/2026	8.53	0.38	1.23	1.61	(1.08)	0.00	0.00	(1.08)

03/31/2025	8.71	0.34	0.28	0.62	(0.80)	0.00	0.00	(0.80)

03/31/2024	7.87	0.34	1.39	1.73	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.45	0.23	(0.01)	0.22	(0.46)	(0.34)	0.00	(0.80)

03/31/2022	8.65	0.14	0.31	0.45	(0.65)	0.00	0.00	(0.65)

26	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$11.99	17.39%	$1,816,383	0.66%	0.66%	0.50%	0.50%	3.96%	539%

12.17	8.07	1,794,882	0.79	0.79	0.50	0.50	3.90	327

12.58	30.66	1,870,917	0.70	0.70	0.50	0.50	4.44	200

10.08	(10.23)	1,614,756	0.51	0.51	0.50	0.50	2.50	17

12.25	13.81	1,698,700	0.51	0.51	0.50	0.50	0.41	28

11.90	17.20	85,989	0.76	0.76	0.60	0.60	3.87	539

12.10	8.03	108,809	0.89	0.89	0.60	0.60	3.79	327

12.51	30.37	94,954	0.80	0.80	0.60	0.60	4.33	200

10.04	(10.26)	63,205	0.61	0.61	0.60	0.60	2.30	17

12.20	13.66	101,287	0.61	0.61	0.60	0.60	0.30	28

11.85	17.23	25,841	0.81	0.86	0.65	0.70	3.81	539

12.05	7.91	37,839	0.94	0.99	0.65	0.70	3.74	327

12.47	30.32	37,721	0.85	0.90	0.65	0.70	4.28	200

10.01	(10.29)	21,735	0.66	0.71	0.65	0.70	2.49	17

12.17	13.55	16,071	0.66	0.71	0.65	0.70	0.26	28

9.76	16.90	409,556	1.06	1.06	0.90	0.90	3.56	539

10.28	7.62	393,285	1.19	1.19	0.90	0.90	3.50	327

10.84	30.05	393,739	1.10	1.10	0.90	0.90	4.04	200

8.76	(10.56)	333,005	0.91	0.91	0.90	0.90	2.08	17

10.79	13.38	413,908	0.91	0.91	0.90	0.90	(0.01)	28

8.30	16.34	44,211	1.56	1.56	1.40	1.40	3.06	539

9.04	7.17	48,426	1.69	1.69	1.40	1.40	3.00	327

9.69	29.29	53,413	1.60	1.60	1.40	1.40	3.54	200

7.89	(10.93)	52,566	1.41	1.41	1.40	1.40	1.53	17

9.83	12.71	76,325	1.41	1.41	1.40	1.40	(0.52)	28

10.52	16.60	64,049	1.31	1.31	1.15	1.15	3.30	539

10.93	7.38	58,840	1.44	1.44	1.15	1.15	3.25	327

11.44	29.72	58,423	1.35	1.35	1.15	1.15	3.79	200

9.22	(10.78)	52,145	1.16	1.16	1.15	1.15	1.86	17

11.31	13.09	59,898	1.16	1.16	1.15	1.15	(0.25)	28

$9.31	19.71%	$1,686,483	0.90%	0.90%	0.75%	0.75%	4.28%	911%

8.73	7.85	1,564,312	0.97	0.97	0.75	0.75	4.19	565

8.89	23.43	1,356,406	1.17	1.17	0.75	0.75	4.31	347

8.02	3.44	959,154	0.90	0.90	0.75	0.75	3.05	159

8.59	5.14	964,480	0.76	0.76	0.75	0.75	1.71	113

9.12	19.66	1,092,059	1.00	1.00	0.85	0.85	4.18	911

8.57	7.67	1,009,809	1.07	1.07	0.85	0.85	4.09	565

8.75	23.44	870,087	1.27	1.27	0.85	0.85	4.21	347

7.90	3.27	638,703	1.00	1.00	0.85	0.85	2.96	159

8.48	5.14	615,198	0.86	0.86	0.85	0.85	1.61	113

9.06	19.46	98,602	1.05	1.10	0.90	0.95	4.13	911

8.53	7.72	96,203	1.12	1.17	0.90	0.95	4.03	565

8.71	23.39	46,732	1.32	1.37	0.90	0.95	4.18	347

7.87	3.23	15,217	1.05	1.10	0.90	0.95	2.95	159

8.45	5.01	15,417	0.91	0.96	0.90	0.95	1.58	113

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)
Class A

03/31/2026	$7.89	$0.32	$1.15	$1.47	$(1.07)	$0.00	$0.00	$(1.07)

03/31/2025	8.12	0.30	0.26	0.56	(0.79)	0.00	0.00	(0.79)

03/31/2024	7.39	0.29	1.31	1.60	(0.87)	0.00	0.00	(0.87)

03/31/2023	7.99	0.20	(0.01)	0.19	(0.45)	(0.34)	0.00	(0.79)

03/31/2022	8.22	0.11	0.30	0.41	(0.64)	0.00	0.00	(0.64)
Class C

03/31/2026	6.60	0.22	0.94	1.16	(1.04)	0.00	0.00	(1.04)

03/31/2025	6.93	0.20	0.23	0.43	(0.76)	0.00	0.00	(0.76)

03/31/2024	6.44	0.20	1.12	1.32	(0.83)	0.00	0.00	(0.83)

03/31/2023	7.07	0.12	(0.01)	0.11	(0.40)	(0.34)	0.00	(0.74)

03/31/2022	7.35	0.04	0.28	0.32	(0.60)	0.00	0.00	(0.60)

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class

03/31/2026	$11.32	$0.62	$1.73	$2.35	$(0.50)	$0.00	$0.00	$(0.50)

03/31/2025	11.52	0.57	0.10	0.67	(0.87)	0.00	0.00	(0.87)

03/31/2024	10.28	0.53	1.16	1.69	(0.45)	0.00	0.00	(0.45)

03/31/2023	15.49	0.37	(1.47)	(1.10)	(0.35)	(3.76)	0.00	(4.11)

03/31/2022(h)	20.43	0.28	0.02	0.30	(5.24)	0.00	0.00	(5.24)
I-2

03/31/2026	11.33	0.61	1.73	2.34	(0.49)	0.00	0.00	(0.49)

03/31/2025	11.53	0.56	0.10	0.66	(0.86)	0.00	0.00	(0.86)

03/31/2024	10.29	0.52	1.16	1.68	(0.44)	0.00	0.00	(0.44)

03/31/2023	15.50	0.40	(1.50)	(1.10)	(0.35)	(3.76)	0.00	(4.11)

03/31/2022(h)	20.46	0.27	(0.01)	0.26	(5.22)	0.00	0.00	(5.22)
I-3

03/31/2026	11.24	0.59	1.72	2.31	(0.48)	0.00	0.00	(0.48)

03/31/2025	11.45	0.55	0.09	0.64	(0.85)	0.00	0.00	(0.85)

03/31/2024	10.22	0.51	1.16	1.67	(0.44)	0.00	0.00	(0.44)

03/31/2023	15.43	0.38	(1.49)	(1.11)	(0.34)	(3.76)	0.00	(4.10)

03/31/2022(h)	20.40	0.25	0.00	0.25	(5.22)	0.00	0.00	(5.22)
Class A

03/31/2026	10.34	0.52	1.58	2.10	(0.46)	0.00	0.00	(0.46)

03/31/2025	10.60	0.48	0.09	0.57	(0.83)	0.00	0.00	(0.83)

03/31/2024	9.50	0.44	1.07	1.51	(0.41)	0.00	0.00	(0.41)

03/31/2023	14.68	0.34	(1.44)	(1.10)	(0.32)	(3.76)	0.00	(4.08)

03/31/2022(h)	19.65	0.20	0.02	0.22	(5.19)	0.00	0.00	(5.19)
Class C

03/31/2026	8.81	0.36	1.34	1.70	(0.39)	0.00	0.00	(0.39)

03/31/2025	9.16	0.34	0.08	0.42	(0.77)	0.00	0.00	(0.77)

03/31/2024	8.26	0.32	0.93	1.25	(0.35)	0.00	0.00	(0.35)

03/31/2023	13.40	0.22	(1.33)	(1.11)	(0.27)	(3.76)	0.00	(4.03)

03/31/2022(h)	18.39	0.07	0.04	0.11	(5.10)	0.00	0.00	(5.10)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class

03/31/2026	$15.67	$0.61	$1.73	$2.34	$(1.80)	$0.00	$0.00	$(1.80)

03/31/2025	17.06	0.45	0.61	1.06	(2.45)	0.00	0.00	(2.45)

03/31/2024	14.98	0.39	2.76	3.15	(1.07)	0.00	0.00	(1.07)

03/31/2023(g)	20.10	0.46	(5.35)	(4.89)	(0.23)	0.00	0.00	(0.23)

03/31/2022(g)	24.45	0.69	2.79	3.48	(5.49)	(2.34)	0.00	(7.83)

PIMCO StocksPLUS® Short Fund
Institutional Class

03/31/2026	$7.68	$0.37	$(1.13)	$(0.76)	$0.00	$0.00	$0.00	$0.00

03/31/2025	7.51	0.41	(0.24)	0.17	0.00	0.00	0.00	0.00

03/31/2024	8.72	0.44	(1.65)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.37	0.31	0.31	0.62	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.82	0.34	(1.79)	(1.45)	0.00	0.00	0.00	0.00

28	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.29	19.21%	$456,038	1.30%	1.30%	1.15%	1.15%	3.88%	911%

7.89	7.42	391,833	1.37	1.37	1.15	1.15	3.79	565

8.12	23.11	391,836	1.57	1.57	1.15	1.15	3.90	347

7.39	2.95	346,558	1.30	1.30	1.15	1.15	2.65	159

7.99	4.73	357,191	1.16	1.16	1.15	1.15	1.31	113

6.72	18.14	36,133	2.05	2.05	1.90	1.90	3.14	911

6.60	6.73	37,092	2.12	2.12	1.90	1.90	3.04	565

6.93	22.01	40,433	2.32	2.32	1.90	1.90	3.14	347

6.44	2.25	45,378	2.05	2.05	1.90	1.90	1.84	159

7.07	4.08	60,498	1.91	1.91	1.90	1.90	0.56	113

$13.17	20.82%	$88,368	0.85%	0.85%	0.64%	0.64%	4.77%	875%

11.32	6.08	83,208	0.79	0.79	0.64	0.64	4.99	525

11.52	16.67	140,133	0.96	0.96	0.64	0.64	4.96	343

10.28	(5.05)	103,003	0.78	0.78	0.64	0.64	2.92	203

15.49	(0.73)	295,367	0.65	0.65	0.64	0.64	1.56	127

13.18	20.71	46,195	0.95	0.95	0.74	0.74	4.66	875

11.33	5.99	29,639	0.89	0.89	0.74	0.74	4.88	525

11.53	16.56	26,966	1.06	1.06	0.74	0.74	4.87	343

10.29	(5.11)	18,162	0.88	0.88	0.74	0.74	3.26	203

15.50	(0.92)	23,463	0.75	0.75	0.74	0.74	1.46	127

13.07	20.63	20,654	1.00	1.05	0.79	0.84	4.62	875

11.24	5.87	13,704	0.94	0.99	0.79	0.84	4.84	525

11.45	16.54	15,784	1.11	1.16	0.79	0.84	4.81	343

10.22	(5.17)	5,602	0.98 (i)	1.03 (i)	0.79 (i)	0.84 (i)	3.19	203

15.43	(0.97)	3,950	0.80	0.85	0.79	0.84	1.41	127

11.98	20.36	20,763	1.25	1.25	1.04	1.04	4.37	875

10.34	5.65	26,185	1.19	1.19	1.04	1.04	4.58	525

10.60	16.12	31,899	1.36	1.36	1.04	1.04	4.55	343

9.50	(5.38)	36,337	1.18	1.18	1.04	1.04	2.97	203

14.68	(1.20)	43,859	1.05	1.05	1.04	1.04	1.16	127

10.12	19.39	751	2.00	2.00	1.79	1.79	3.63	875

8.81	4.89	844	1.94	1.94	1.79	1.79	3.84	525

9.16	15.38	1,150	2.11	2.11	1.79	1.79	3.77	343

8.26	(6.09)	1,674	1.93	1.93	1.79	1.79	2.16	203

13.40	(1.96)	2,807	1.80	1.80	1.79	1.79	0.41	127

$16.21	14.41%	$501,725	2.94%	2.94%	0.59%	0.59%	3.56%	267%

15.67	5.99	527,740	3.65	3.65	0.59	0.59	2.65	286

17.06	21.73	924,182	2.88	2.88	0.59	0.59	2.59	112

14.98	(24.31)	727,497	1.71	1.71	0.59	0.59	3.07	76

20.10	11.04	1,286,592	0.61	0.61	0.59	0.59	2.85	38

$6.92	(9.90)%	$17,325	0.77%	0.77%	0.64%	0.64%	5.43%	995%

7.68	2.26	19,815	0.73	0.73	0.64	0.64	5.57	503

7.51	(13.88)	40,366	0.76	0.76	0.64	0.64	5.31	317

8.72	7.30	78,263	0.72	0.72	0.64	0.64	3.29	102

8.37	(14.77)	47,013	0.64	0.64	0.64	0.64	3.75	161

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Short Fund (Cont.)
I-2

03/31/2026	$7.64	$0.36	$(1.12)	$(0.76)	$0.00	$0.00	$0.00	$0.00

03/31/2025	7.48	0.40	(0.24)	0.16	0.00	0.00	0.00	0.00

03/31/2024	8.69	0.43	(1.64)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.35	0.30	0.31	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.80	0.29	(1.74)	(1.45)	0.00	0.00	0.00	0.00
I-3

03/31/2026	7.60	0.36	(1.13)	(0.77)	0.00	0.00	0.00	0.00

03/31/2025	7.44	0.40	(0.24)	0.16	0.00	0.00	0.00	0.00

03/31/2024	8.65	0.42	(1.63)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.31	0.33	0.28	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.77	0.30	(1.76)	(1.46)	0.00	0.00	0.00	0.00
Class A

03/31/2026	7.29	0.33	(1.08)	(0.75)	0.00	0.00	0.00	0.00

03/31/2025	7.16	0.36	(0.23)	0.13	0.00	0.00	0.00	0.00

03/31/2024	8.35	0.39	(1.58)	(1.19)	0.00	0.00	0.00	0.00

03/31/2023	8.03	0.24	0.32	0.56	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.46	0.28	(1.71)	(1.43)	0.00	0.00	0.00	0.00
Class C

03/31/2026	6.71	0.25	(0.99)	(0.74)	0.00	0.00	0.00	0.00

03/31/2025	6.64	0.28	(0.21)	0.07	0.00	0.00	0.00	0.00

03/31/2024	7.80	0.31	(1.47)	(1.16)	0.00	0.00	0.00	0.00

03/31/2023	7.52	0.16	0.31	0.47	(0.19)	0.00	0.00	(0.19)

03/31/2022	8.93	0.21	(1.62)	(1.41)	0.00	0.00	0.00	0.00

PIMCO StocksPLUS® Small Fund
Institutional Class

03/31/2026	$7.10	$0.36	$1.41	$1.77	$(0.53)	$0.00	$0.00	$(0.53)

03/31/2025	7.69	0.31	(0.52)	(0.21)	(0.38)	0.00	0.00	(0.38)

03/31/2024	6.59	0.30	1.06	1.36	(0.26)	0.00	0.00	(0.26)

03/31/2023	9.67	0.24	(1.63)	(1.39)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.89	0.13	(0.90)	(0.77)	(1.38)	(0.07)	0.00	(1.45)
I-2

03/31/2026	6.96	0.35	1.38	1.73	(0.52)	0.00	0.00	(0.52)

03/31/2025	7.55	0.29	(0.51)	(0.22)	(0.37)	0.00	0.00	(0.37)

03/31/2024	6.47	0.29	1.04	1.33	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.54	0.22	(1.60)	(1.38)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.76	0.12	(0.89)	(0.77)	(1.38)	(0.07)	0.00	(1.45)
I-3

03/31/2026	6.92	0.35	1.37	1.72	(0.52)	0.00	0.00	(0.52)

03/31/2025	7.51	0.28	(0.50)	(0.22)	(0.37)	0.00	0.00	(0.37)

03/31/2024	6.45	0.28	1.03	1.31	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.52	0.21	(1.59)	(1.38)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.74	0.12	(0.90)	(0.78)	(1.37)	(0.07)	0.00	(1.44)
Class A

03/31/2026	6.72	0.31	1.34	1.65	(0.51)	0.00	0.00	(0.51)

03/31/2025	7.30	0.26	(0.49)	(0.23)	(0.35)	0.00	0.00	(0.35)

03/31/2024	6.27	0.26	1.01	1.27	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.33	0.19	(1.56)	(1.37)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.54	0.08	(0.87)	(0.79)	(1.35)	(0.07)	0.00	(1.42)

30	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$6.88	(9.95)%	$55,587	0.87%	0.87%	0.74%	0.74%	5.32%	995%

7.64	2.14	44,813	0.83	0.83	0.74	0.74	5.45	503

7.48	(13.92)	65,422	0.86	0.86	0.74	0.74	5.17	317

8.69	7.11	211,603	0.82	0.82	0.74	0.74	3.22	102

8.35	(14.80)	49,110	0.74	0.74	0.74	0.74	3.32	161

6.83	(10.13)	1,847	0.92	0.97	0.79	0.84	5.28	995

7.60	2.15	2,140	0.88	0.93	0.79	0.84	5.50	503

7.44	(13.99)	4,335	0.91	0.96	0.79	0.84	5.10	317

8.65	7.20	29,729	0.87	0.92	0.79	0.84	3.58	102

8.31	(14.94)	4,381	0.79	0.84	0.79	0.84	3.46	161

6.54	(10.29)	15,005	1.17	1.17	1.04	1.04	5.03	995

7.29	1.82	16,252	1.13	1.13	1.04	1.04	5.15	503

7.16	(14.25)	18,100	1.16	1.16	1.04	1.04	4.94	317

8.35	6.81	24,629	1.12	1.12	1.04	1.04	2.68	102

8.03	(15.12)	29,123	1.04	1.04	1.04	1.04	3.34	161

5.97	(11.03)	2,922	1.92	1.92	1.79	1.79	4.27	995

6.71	1.05	3,095	1.88	1.88	1.79	1.79	4.41	503

6.64	(14.87)	3,828	1.91	1.91	1.79	1.79	4.19	317

7.80	6.11	5,008	1.87	1.87	1.79	1.79	1.99	102

7.52	(15.79)	4,948	1.79	1.79	1.79	1.79	2.65	161

$8.34	25.40%	$342,722	0.84%	0.84%	0.69%	0.69%	4.54%	873%

7.10	(2.89)	311,541	0.98	0.98	0.69	0.69	3.95	679

7.69	20.97	666,549	0.90	0.90	0.69	0.69	4.43	368

6.59	(14.35)	664,036	0.75	0.75	0.69	0.69	3.03	108

9.67	(7.72)	837,675	0.70	0.70	0.69	0.69	1.17	90

8.17	25.40	78,459	0.94	0.94	0.79	0.79	4.44	873

6.96	(3.02)	71,870	1.08	1.08	0.79	0.79	3.79	679

7.55	20.91	98,117	1.00	1.00	0.79	0.79	4.32	368

6.47	(14.47)	124,084	0.85	0.85	0.79	0.79	2.72	108

9.54	(7.88)	293,999	0.80	0.80	0.79	0.79	1.09	90

8.12	25.35	7,041	0.99	1.04	0.84	0.89	4.39	873

6.92	(3.06)	4,420	1.13	1.18	0.84	0.89	3.73	679

7.51	20.64	3,874	1.05	1.10	0.84	0.89	4.27	368

6.45	(14.47)	3,293	0.90	0.95	0.84	0.89	2.57	108

9.52	(7.91)	11,876	0.85	0.90	0.84	0.89	1.06	90

7.86	25.00	178,919	1.24	1.24	1.09	1.09	4.14	873

6.72	(3.27)	165,254	1.38	1.38	1.09	1.09	3.52	679

7.30	20.47	243,223	1.30	1.30	1.09	1.09	4.03	368

6.27	(14.69)	274,964	1.15	1.15	1.09	1.09	2.55	108

9.33	(8.13)	408,780	1.10	1.10	1.09	1.09	0.79	90

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Small Fund (Cont.)
Class C

03/31/2026	$5.54	$0.21	$1.10	$1.31	$(0.48)	$0.00	$0.00	$(0.48)

03/31/2025	6.09	0.17	(0.41)	(0.24)	(0.31)	0.00	0.00	(0.31)

03/31/2024	5.27	0.18	0.84	1.02	(0.20)	0.00	0.00	(0.20)

03/31/2023	8.22	0.12	(1.38)	(1.26)	0.00	(1.69)	0.00	(1.69)

03/31/2022	10.35	0.00	(0.76)	(0.76)	(1.30)	(0.07)	0.00	(1.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)	A one for five reverse share split, effective March 25, 2022, has been retroactively applied.
(f)	A one for four reverse share split, effective March 25, 2022, has been retroactively applied.
(g)	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
(h)	A one for three reverse share split, effective March 25, 2022, has been retroactively applied.
(i)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

32	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$6.37	24.16%	$16,990	1.99%	1.99%	1.84%	1.84%	3.40%	873%

5.54	(4.02)	20,377	2.13	2.13	1.84	1.84	2.76	679

6.09	19.65	27,840	2.05	2.05	1.84	1.84	3.27	368

5.27	(15.38)	33,316	1.90	1.90	1.84	1.84	1.77	108

8.22	(8.77)	58,090	1.85	1.85	1.84	1.84	0.03	90

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Assets:

Investments, at value
Investments in securities*	$685,491	$379,386	$1,851,014	$258,833	$345,079	$783,381
Investments in Affiliates	28,771	37,024	172,549	25,124	31,243	42,005
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,322	689	3,585	521	653	1,352
Over the counter	29,919	8,013	109,747	5,670	7,286	27,428
Cash	579	254	1,327	2,191	583	526
Deposits with counterparty	8,506	5,159	19,110	5,149	6,678	11,180
Foreign currency, at value	2,593	1,162	5,697	1,756	2,072	2,454
Receivable for investments sold	7,955	17	4,079	19	53	17,381
Receivable for investments in Affiliates sold	0	0	0	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0	0
Receivable for TBA investments sold	556,941	323,740	1,669,393	267,082	349,559	585,860
Receivable for Fund shares sold	254	1,495	155	14	133	133
Interest and/or dividends receivable	1,861	869	4,294	669	871	1,864
Dividends receivable from Affiliates	84	121	533	79	99	154
Reimbursement receivable from PIMCO	0	0	0	0	0	0
Other assets	1	0	4	0	0	0
Total Assets	1,324,277	757,929	3,841,487	567,107	744,309	1,473,718

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$0
Payable for sale-buyback transactions	0	0	0	0	0	0
Payable for short sales	41,944	21,278	138,644	14,622	21,175	46,585
Financial Derivative Instruments
Exchange-traded or centrally cleared	961	693	3,565	527	725	1,907
Over the counter	5,442	3,369	13,712	2,048	2,788	8,745
Payable for investments purchased	48,502	43,273	82,511	7,905	8,365	78,022
Payable for investments in Affiliates purchased	88	126	553	81	102	159
Payable for investments purchased on a delayed-delivery basis	9,857	4,968	25,524	3,632	4,552	10,526
Payable for TBA investments purchased	776,749	471,147	2,365,202	375,940	502,079	876,630
Deposits from counterparty	34,852	952	59,956	451	842	24,841
Payable for Fund shares redeemed	1,145	175	308	205	24	2
Distributions payable	0	0	0	0	0	0
Accrued investment advisory fees	208	144	510	77	101	322
Accrued supervisory and administrative fees	82	57	318	34	47	89
Accrued distribution fees	0	1	14	0	2	1
Accrued servicing fees	1	2	102	1	5	4
Foreign capital gains tax payable	34	11	59	14	18	23
Other liabilities	0	0	1	0	0	1
Total Liabilities	919,865	546,196	2,690,979	405,537	540,825	1,047,857

Commitments and Contingent Liabilities^

Net Assets	$404,412	$211,733	$1,150,508	$161,570	$203,484	$425,861

Net Assets Consist of:

Paid in capital	$1,309,101	$353,089	$938,277	$124,731	$189,573	$573,726
Distributable earnings (accumulated loss)	(904,689)	(141,356)	212,231	36,839	13,911	(147,865)

Net Assets	$404,412	$211,733	$1,150,508	$161,570	$203,484	$425,861

Cost of investments in securities	$690,818	$387,963	$1,857,170	$263,301	$349,972	$792,055
Cost of investments in Affiliates	$28,782	$37,003	$171,883	$25,078	$31,002	$42,039
Cost of foreign currency held	$2,589	$1,159	$5,687	$1,757	$2,068	$3,297
Proceeds received on short sales	$42,038	$21,330	$138,367	$14,662	$21,228	$46,677
Cost or premiums of financial derivative instruments, net	$18,070	$6,937	$30,903	$5,973	$6,190	$17,751

* Includes repurchase agreements of:	$96,100	$53,900	$174,200	$11,900	$20,600	$126,100

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

34	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$2,751,715	$3,383,909	$5,572,182	$306,224	$932,714	$149,518	$1,080,674
185,796	39,272	626,007	19,469	8,747	29,852	60,503

11,987	20,924	12,449	588	2,737	278	2,781
66,395	28,633	213,987	6,666	2,933	4,152	23,961
312	1,506	570	520	288	1,073	560
52,998	53,233	48,865	6,901	2,838	4,254	18,548
5,491	4,796	23,745	1,912	1,343	469	2,760
307	55	2,529	15	139,760	2,264	607
0	0	0	1,734	0	0	0
0	0	0	0	110	0	0
2,800,266	1,890,751	5,727,266	294,991	142,346	196,301	1,098,836
27,406	1,006	7,252	2,634	295	20	171
5,504	10,797	13,176	710	7,749	277	2,604
551	30	2,234	72	10	82	277
1	1	4	1	0	0	0
5	0	11	1	0	0	2
5,908,734	5,434,913	12,250,277	642,438	1,241,870	388,540	2,292,284

$73,793	$205,277	$0	$0	$428,095	$0	$6,415
0	0	0	0	53,319	0	0
183,040	107,061	381,849	22,417	0	11,703	92,241

3,445	1,627	10,901	592	560	618	2,484
41,497	31,184	55,401	2,407	10,661	10,494	7,595
127,436	38,362	496,041	20,013	6,904	4,513	17,506
573	39,230	6,204	74	10	4,685	6,784

40,070	0	78,350	4,329	35	1,873	15,044
3,847,458	2,552,957	7,778,958	415,242	238,787	259,847	1,515,323
8,454	10,291	67,761	271	1,358	2,022	3,521
28,426	1,655	2,882	243	168	35	759
1	0	0	0	0	0	0
511	516	1,282	58	147	29	230
436	593	1,026	47	101	25	163
31	22	23	0	0	2	11
124	109	104	5	0	4	41
81	0	178	9	0	4	35
1	0	2	0	0	0	1
4,355,377	2,988,884	8,880,962	465,707	740,145	295,854	1,668,153

$1,553,357	$2,446,029	$3,369,315	$176,731	$501,725	$92,686	$624,131

$1,469,556	$2,364,996	$3,009,303	$220,042	$821,120	$4,225,213	$821,668
83,801	81,033	360,012	(43,311)	(319,395)	(4,132,527)	(197,537)

$1,553,357	$2,446,029	$3,369,315	$176,731	$501,725	$92,686	$624,131

$2,760,108	$3,388,873	$5,566,028	$309,846	$1,044,481	$154,393	$1,098,121
$185,786	$39,272	$624,240	$19,472	$8,747	$29,690	$60,498
$5,454	$4,794	$23,345	$1,908	$1,352	$468	$2,752
$182,366	$107,594	$381,065	$22,456	$0	$11,730	$92,085
$55,326	$21,872	$105,667	$7,098	$13,855	$1,411	$23,159

$253,900	$13,900	$0	$18,400	$0	$5,700	$6,000

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Statements of Assets and Liabilities	(Cont.)

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Net Assets:

Institutional Class	$399,936	$178,207	$406,145	$154,795	$154,649	$398,266
I-2	N/A	22,430	244,983	1,147	26,221	6,190
I-3	N/A	N/A	3,511	N/A	N/A	N/A
Class A	4,476	10,205	472,749	5,628	19,298	20,346
Class C	N/A	891	23,120	N/A	3,316	1,059
Class R	N/A	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	44,697	20,215	17,804	16,008	8,556	49,512
I-2	N/A	2,570	10,956	124	1,483	770
I-3	N/A	N/A	157	N/A	N/A	N/A
Class A	520	1,214	23,622	612	1,140	2,558
Class C	N/A	118	1,463	N/A	228	133
Class R	N/A	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.95	$8.82	$22.81	$9.67	$18.07	$8.04
I-2	N/A	8.73	22.36	9.23	17.68	8.04
I-3	N/A	N/A	22.31	N/A	N/A	N/A
Class A	8.61	8.41	20.01	9.19	16.93	7.95
Class C	N/A	7.55	15.80	N/A	14.57	7.94
Class R	N/A	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

36	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$589,946	$1,816,383	$1,686,483	$88,368	$501,725	$17,325	$342,722
319,333	85,989	1,092,059	46,195	N/A	55,587	78,459
59,825	25,841	98,602	20,654	N/A	1,847	7,041
536,482	409,556	456,038	20,763	N/A	15,005	178,919
47,771	44,211	36,133	751	N/A	2,922	16,990
N/A	64,049	N/A	N/A	N/A	N/A	N/A

49,217	151,523	181,107	6,712	30,956	2,505	41,071
27,493	7,223	119,791	3,505	N/A	8,083	9,600
5,145	2,180	10,882	1,580	N/A	270	866
46,947	41,952	55,030	1,733	N/A	2,295	22,763
5,415	5,328	5,374	74	N/A	489	2,669
N/A	6,087	N/A	N/A	N/A	N/A	N/A

$11.99	$11.99	$9.31	$13.17	$16.21	$6.92	$8.34
11.62	11.90	9.12	13.18	N/A	6.88	8.17
11.63	11.85	9.06	13.07	N/A	6.83	8.12
11.43	9.76	8.29	11.98	N/A	6.54	7.86
8.82	8.30	6.72	10.12	N/A	5.97	6.37
N/A	10.52	N/A	N/A	N/A	N/A	N/A

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Investment Income:

Interest, net of foreign taxes*	$21,621	$10,823	$50,564	$8,046	$10,390	$22,396
Dividends	194	129	623	72	96	263
Dividends from Investments in Affiliates	154	748	4,936	297	473	556
Miscellaneous income	0	0	0	0	0	0
Total Income	21,969	11,700	56,123	8,415	10,959	23,215

Expenses:

Investment advisory fees	2,557	1,630	5,828	840	1,146	3,934
Supervisory and administrative fees	1,007	646	3,626	374	534	1,084
Distribution and/or servicing fees - Class A	14	23	1,117	12	47	52
Distribution and/or servicing fees - Class C	N/A	6	241	N/A	35	8
Distribution and/or servicing fees - Class R	N/A	N/A	N/A	N/A	N/A	N/A
Trustee fees	3	1	7	1	1	3
Interest expense	849	569	2,363	347	209	696
Miscellaneous expense	5	0	19	6	0	12
Total Expenses	4,435	2,875	13,201	1,580	1,972	5,789
Waiver and/or Reimbursement by PIMCO	0	0	(2)	0	0	0
Net Expenses	4,435	2,875	13,199	1,580	1,972	5,789

Net Investment Income (Loss)	17,534	8,825	42,924	6,835	8,987	17,426

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	3,585	3,203	12,941	2,095	3,104	5,109
Investments in Affiliates	344	37	642	288	123	(4)
Exchange-traded or centrally cleared financial derivative instruments	4,188	124	5,416	282	88	2,042
Over the counter financial derivative instruments	5,195	51,584	96,425	41,271	15,373	(7,612)
Short sales	0	0	0	0	0	0
Foreign currency	482	133	652	69	159	804

Net Realized Gain (Loss)	13,794	55,081	116,076	44,005	18,847	339

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	5,570	(888)	646	(771)	(970)	3,556
Investments in Affiliates	(188)	21	121	(102)	102	(34)
Exchange-traded or centrally cleared financial derivative instruments	(4,195)	(1,638)	(4,554)	(922)	(1,054)	(1,004)
Over the counter financial derivative instruments	13,091	883	98,345	(165)	4,960	9,747
Foreign currency assets and liabilities	(41)	(3)	(90)	(14)	(8)	(45)

Net Change in Unrealized Appreciation (Depreciation)	14,237	(1,625)	94,468	(1,974)	3,030	12,220

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,565	$62,281	$253,468	$48,866	$30,864	$29,985

* Foreign tax withholdings	$66	$12	$60	$24	$31	$26

** Foreign capital gains tax	$1	$0	$0	$0	$0	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$74,969	$113,765	$151,505	$9,125	$35,528	$5,050	$30,448
2,247	1,492	1,550	110	104	66	355
5,251	5,139	18,132	785	96	672	3,110
1	0	1	0	38	0	0
82,468	120,396	171,188	10,020	35,766	5,788	33,913

6,411	6,512	14,867	695	1,926	364	2,775
5,433	7,481	11,865	566	1,321	321	1,964
1,398	1,070	1,080	54	N/A	37	450
594	369	362	9	N/A	27	194
N/A	325	N/A	N/A	N/A	N/A	N/A
11	17	21	1	4	1	4
6,370	4,191	5,034	376	12,926	125	926
18	4	24	4	0	1	8
20,235	19,969	33,253	1,705	16,177	876	6,321
(12)	(13)	(48)	(10)	0	(1)	(3)
20,223	19,956	33,205	1,695	16,177	875	6,318

62,245	100,440	137,983	8,325	19,589	4,913	27,595

19,021	13,466	40,647	2,402	(25,723)	957	4,735
499	2,451	(920)	1	0	6	(18)
64,012	93,537	4,555	298	18,495	(5,953)	14,433
100,650	208,258	297,408	22,819	50,471	(4,001)	34,631
12	31	0	0	0	0	0
870	682	(8,519)	291	211	54	630

185,064	318,425	333,171	25,811	43,454	(8,937)	54,411

1,577	(1,960)	5,624	(260)	20,464	159	8,229
168	(2,577)	3,291	(1)	0	78	7
(9,515)	(2,737)	(8,717)	(935)	5,793	(1,025)	(3,650)
24,331	11,061	107,207	982	(6,891)	(6,846)	55,025
(106)	(837)	(81)	(177)	(58)	(5)	(51)

16,455	2,950	107,324	(391)	19,308	(7,639)	59,560

$263,764	$421,815	$578,478	$33,745	$82,351	$(11,663)	$141,566

$83	$0	$181	$9	$0	$4	$35

$0	$0	$0	$0	$0	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Statements of Changes in Net Assets

	PIMCO RAE Fundamental Advantage PLUS Fund		PIMCO RAE PLUS EMG Fund		PIMCO RAE PLUS Fund		PIMCO RAE PLUS International Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$17,534	$21,806	$8,825	$9,386	$42,924	$44,683	$6,835	$7,157
Net realized gain (loss)	13,794	(20,584)	55,081	23,105	116,076	66,406	44,005	12,045
Net change in unrealized appreciation (depreciation)	14,237	(14,629)	(1,625)	(15,807)	94,468	(105,054)	(1,974)	(7,227)

Net Increase (Decrease) in Net Assets Resulting from Operations	45,565	(13,407)	62,281	16,684	253,468	6,035	48,866	11,975

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(6,843)	(22,326)	(11,189)	(16,821)	(25,386)	(30,657)	(9,132)	(9,660)
I-2	N/A	N/A	(1,249)	(465)	(15,206)	(18,327)	(66)	(45)
I-3	N/A	N/A	N/A	N/A	(217)	(301)	N/A	N/A
Class A	(58)	(448)	(557)	(896)	(32,237)	(37,442)	(303)	(296)
Class C	N/A	N/A	(36)	(68)	(1,971)	(3,060)	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	(1,300)	0	0	0	0	0	0
I-2	N/A	N/A	0	0	0	0	0	0
I-3	N/A	N/A	N/A	N/A	0	0	N/A	N/A
Class A	0	(28)	0	0	0	0	0	0
Class C	N/A	N/A	0	0	0	0	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(6,901)	(24,102)	(13,031)	(18,250)	(75,017)	(89,787)	(9,501)	(10,001)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(97,422)	(71,272)	(21,014)	(42,409)	(104,644)	26,762	(9,153)	(28,898)

Total Increase (Decrease) in Net Assets	(58,758)	(108,781)	28,236	(43,975)	73,807	(56,990)	30,212	(26,924)

Net Assets:

Beginning of year	463,170	571,951	183,497	227,472	1,076,701	1,133,691	131,358	158,282
End of year	$404,412	$463,170	$211,733	$183,497	$1,150,508	$1,076,701	$161,570	$131,358

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

40	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

PIMCO RAE PLUS Small Fund		PIMCO RAE Worldwide Long/Short PLUS Fund		PIMCO StocksPLUS® Absolute Return Fund		PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

$8,987	$8,904	$17,426	$19,595	$62,245	$70,622	$100,440	$98,564	$137,983	$119,468
18,847	14,543	339	57,840	185,064	291,252	318,425	332,861	333,171	261,833
3,030	(17,317)	12,220	(7,140)	16,455	(186,729)	2,950	(221,890)	107,324	(163,583)

30,864	6,130	29,985	70,295	263,764	175,145	421,815	209,535	578,478	217,718

(6,061)	(10,219)	(32,696)	(61,983)	(104,248)	(81,534)	(334,540)	(216,046)	(193,000)	(135,211)
(1,082)	(2,038)	(459)	(418)	(59,181)	(34,055)	(16,153)	(12,712)	(123,895)	(87,653)
N/A	N/A	N/A	N/A	(3,858)	(1,627)	(4,688)	(4,622)	(10,946)	(5,015)
(765)	(1,445)	(1,700)	(2,727)	(92,932)	(56,864)	(88,976)	(52,128)	(54,285)	(37,769)
(142)	(303)	(63)	(127)	(11,669)	(8,693)	(11,565)	(7,257)	(5,243)	(4,355)
N/A	N/A	N/A	N/A	N/A	N/A	(12,585)	(7,239)	N/A	N/A

0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
N/A	N/A	N/A	N/A	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A	0	0	N/A	N/A

(8,050)	(14,005)	(34,918)	(65,255)	(271,888)	(182,773)	(468,507)	(300,004)	(387,369)	(270,003)

(4,685)	37,528	(53,081)	(112,192)	(21,208)	(389,948)	50,640	23,383	78,957	446,040

18,129	29,653	(58,014)	(107,152)	(29,332)	(397,576)	3,948	(67,086)	270,066	393,755

185,355	155,702	483,875	591,027	1,582,689	1,980,265	2,442,081	2,509,167	3,099,249	2,705,494
$203,484	$185,355	$425,861	$483,875	$1,553,357	$1,582,689	$2,446,029	$2,442,081	$3,369,315	$3,099,249

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Statements of Changes in Net Assets	(Cont.)

	PIMCO StocksPLUS® International Fund (Unhedged)		PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund		PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8,325	$8,602	$19,589	$17,764	$4,913	$5,950	$27,595	$32,571
Net realized gain (loss)	25,811	14,125	43,454	(57,947)	(8,937)	(3,871)	54,411	70,555
Net change in unrealized appreciation (depreciation)	(391)	(13,275)	19,308	76,437	(7,639)	(2,128)	59,560	(100,426)

Net Increase (Decrease) in Net Assets Resulting from Operations	33,745	9,452	82,351	36,254	(11,663)	(49)	141,566	2,700

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(3,326)	(7,276)	(56,416)	(94,500)	0	0	(22,819)	(23,895)
I-2	(1,835)	(2,255)	N/A	N/A	0	0	(5,167)	(4,322)
I-3	(725)	(1,118)	N/A	N/A	0	0	(319)	(229)
Class A	(831)	(2,270)	N/A	N/A	0	0	(11,975)	(9,819)
Class C	(33)	(81)	N/A	N/A	0	0	(1,502)	(1,238)
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
I-2	0	0	N/A	N/A	0	0	0	0
I-3	0	0	N/A	N/A	0	0	0	0
Class A	0	0	N/A	N/A	0	0	0	0
Class C	0	0	N/A	N/A	0	0	0	0
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(6,750)	(13,000)	(56,416)	(94,500)	0	0	(41,782)	(39,503)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(3,844)	(58,804)	(51,950)	(338,196)	18,234	(45,887)	(49,115)	(429,338)

Total Increase (Decrease) in Net Assets	23,151	(62,352)	(26,015)	(396,442)	6,571	(45,936)	50,669	(466,141)

Net Assets:

Beginning of year	153,580	215,932	527,740	924,182	86,115	132,051	573,462	1,039,603
End of year	$176,731	$153,580	$501,725	$527,740	$92,686	$86,115	$624,131	$573,462

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

42	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Statement of Cash Flows

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO StocksPLUS® Long Duration Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$82,351

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(2,634,200)
Proceeds from sales of long-term securities	2,728,060
(Purchases) Proceeds from sales of short-term portfolio investments, net	(3,156)
(Increase) decrease in deposits with counterparty	424
(Increase) decrease in receivable for investments sold	104,755
(Increase) decrease in interest and/or dividends receivable	149
(Increase) decrease in dividends receivable from Affiliates	8
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	22,285
Proceeds from (Payments on) over the counter financial derivative instruments	49,909
Increase (decrease) in payable for investments purchased	(305,564)
Increase (decrease) in deposits from counterparty	(289)
Increase (decrease) in accrued investment advisory fees	(3)
Increase (decrease) in accrued supervisory and administrative fees	(2)
Proceeds from short sales transactions	188,511
Payments on short sales transactions	(189,321)
Proceeds from (Payments on) foreign currency transactions	153
Net Realized (Gain) Loss
Investments in securities	25,723
Exchange-traded or centrally cleared financial derivative instruments	(18,495)
Over the counter financial derivative instruments	(50,471)
Foreign currency	(211)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(20,464)
Exchange-traded or centrally cleared financial derivative instruments	(5,793)
Over the counter financial derivative instruments	6,891
Foreign currency assets and liabilities	58
Net amortization (accretion) on investments	(2,357)

Net Cash Provided by (Used for) Operating Activities	(21,049)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	125,210
Payments on shares redeemed	(233,717)
Cash distributions paid*	(486)
Proceeds from reverse repurchase agreements	38,743,576
Payments on reverse repurchase agreements	(38,660,092)
Proceeds from sale-buyback transactions	561,797
Payments on sale-buyback transactions	(514,868)

Net Cash Received from (Used for) Financing Activities	21,420

Net Increase (Decrease) in Cash and Foreign Currency	371

Cash and Foreign Currency:

Beginning of period	1,260
End of period	$1,631

*Reinvestment of distributions	$55,930

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$12,895

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 169.5%

CORPORATE BONDS & NOTES 5.2%

BANKING & FINANCE 3.6%

ARES Strategic Income Fund
5.450% due 09/09/2028		$1,100	$1,089

Athene Global Funding
5.033% due 07/17/2030		1,800	1,782

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		5	5

Barclays PLC
5.674% due 03/12/2028 •		300	303

Credit Suisse AG AT1 Claim
		1,374	481

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		200	192
5.800% due 03/05/2027		800	805
5.800% due 03/08/2029		300	303

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		100	98

Golden Bear Re Ltd.
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		250	254

Greengrove RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		250	259

GSPA Monetization Trust
6.422% due 10/09/2029		17	17

Healthcare Realty Holdings LP
2.400% due 03/15/2030		346	316

Hestia Re Ltd.
10.290% (BNMMDTSC + 6.750%) due 03/13/2032 ~		250	254

HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,416

Integrity RE III Ltd.
15.760% (FHMMUSTF + 12.250%) due 06/06/2028 ~		250	260

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		250	250

Mayflower Re Ltd.
8.555% (FHMMUSTF + 5.045%) due 07/08/2030 ~		500	505

MMIFS Re Ltd.
5.151% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	180

Nomura Holdings, Inc.
2.679% due 07/16/2030		$1,491	1,364

Quercus II Re DAC
13.079% (EUR003M + 11.000%) due 01/07/2028 ~	EUR	300	347

Sanders Re III Ltd.
11.280% (BRMMUSDF + 7.720%) due 06/05/2029 ~		$500	506

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		800	795

Vitality Re XVII Ltd.
7.541% (GSMMUSTI + 4.000%) due 01/08/2031 ~		250	250

Wells Fargo & Co.
3.900% due 07/22/2032 •	EUR	2,200	2,560

Windrose Re Ltd.
8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$250	249

			14,840

INDUSTRIALS 0.8%

Beignet Investor LLC
6.581% due 05/30/2049		1,700	1,749

DAE Funding LLC
3.375% due 03/20/2028		600	578

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleos del Peru SA
5.625% due 06/19/2047	$600	$422

Petroleos Mexicanos
6.350% due 02/12/2048	300	230

United Airlines Pass-Through Trust
5.450% due 08/15/2038	188	192

		3,171

UTILITIES 0.8%

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,118	1,899

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027	300	298

Southern California Edison Co.
2.950% due 02/01/2051	400	241
5.150% due 06/01/2029	800	811

		3,249

Total Corporate Bonds & Notes (Cost $21,339)		21,260

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	59	62
6.725% due 04/01/2035	142	149

Total Municipal Bonds & Notes (Cost $207)		211

U.S. GOVERNMENT AGENCIES 83.9%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	998	972
4.000% due 01/01/2048 - 03/01/2049	361	346
4.500% due 09/01/2053 - 12/01/2053	2,561	2,477
4.500% due 10/01/2053	2,314	2,236
5.500% due 02/01/2055 - 09/01/2055	3,334	3,403
5.500% due 09/01/2055	1,996	2,042
6.000% due 10/01/2055	394	404
6.500% due 05/01/2035 - 04/01/2055	575	595

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	1,212	1,177

Federal Home Loan Mortgage Corp. REMICS
3.500% due 07/15/2042	798	745
4.602% due 11/25/2054 •	1,300	1,308
4.612% due 09/25/2055 •	4,248	4,280
4.762% due 07/25/2055 - 09/25/2055 •	6,250	6,275
4.812% due 12/25/2054 •	2,434	2,452
4.862% due 08/25/2055 •	5,299	5,352

Federal National Mortgage Association
3.000% due 01/01/2027	68	67
3.500% due 02/01/2043 - 09/01/2048	2,529	2,356
4.500% due 07/01/2052	1,046	1,012
5.500% due 08/01/2053 - 11/01/2054	3,823	3,881
5.823% due 12/01/2034 •	21	21
5.891% due 03/01/2034 •	5	5
6.000% due 08/01/2036 - 04/01/2041	174	181
6.500% due 09/01/2036 - 04/01/2054	1,306	1,368
6.500% due 03/01/2055	17,782	18,396

Federal National Mortgage Association REMICS
4.500% due 09/25/2040	649	636
4.612% due 11/25/2054 - 01/25/2055 •	2,927	2,943

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)	388	18

Government National Mortgage Association
3.500% due 01/20/2055	12,000	11,018
5.125% due 11/20/2044 •	105	107

Government National Mortgage Association REMICS
4.132% due 08/20/2047 •	52	51
4.823% due 07/20/2055 •	2,027	2,045
4.977% due 04/20/2068 •	392	400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association, TBA
3.500% due 04/01/2056		$200	$184
4.000% due 04/01/2056		14,840	13,903
4.500% due 04/01/2056		6,410	6,193
5.000% due 05/01/2056		13,880	13,720
5.500% due 05/01/2056		6,140	6,168
6.000% due 05/01/2056		6,060	6,155

U.S. Small Business Administration
5.490% due 03/01/2028		2	2
6.020% due 08/01/2028		16	16

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		1,680	1,473
4.000% due 04/01/2056 - 06/01/2056		13,760	12,983
4.500% due 04/01/2056 - 05/01/2056		2,020	1,948
5.000% due 04/01/2056 - 05/01/2056		36,810	36,293
5.500% due 04/01/2056 - 05/01/2056		22,620	22,702
6.000% due 06/01/2056 - 07/01/2056		71,980	73,256
6.500% due 05/01/2056		63,430	65,572

Total U.S. Government Agencies (Cost $339,111)			339,137

U.S. TREASURY OBLIGATIONS 3.5%

U.S. Treasury Bonds
3.875% due 05/15/2043 (i)		1,500	1,330
4.125% due 08/15/2053 (i)		1,000	877
4.625% due 05/15/2044 (g)(i)		5,700	5,530
4.875% due 08/15/2045 (i)		110	110

U.S. Treasury Notes
3.875% due 07/31/2030 (i)		6,000	5,991
4.250% due 08/15/2035 (i)		218	217

Total U.S. Treasury Obligations (Cost $14,493)			14,055

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%

Adjustable Rate Mortgage Trust
4.897% due 01/25/2036 ~		439	345

American Home Mortgage Assets Trust
3.983% due 10/25/2046 •		110	55
6.750% due 11/25/2046 þ		96	87

Atrium Hotel Portfolio Trust
5.470% due 12/15/2036 •		2,300	2,261

Avon Finance
4.645% due 12/28/2049 •	GBP	1,488	1,971

Banc of America Funding Trust
4.598% due 09/20/2046 ~		$411	375

Bear Stearns ALT-A Trust
4.113% due 08/25/2036 •		66	60
5.158% due 05/25/2035 ~		11	11

Chase Mortgage Finance Trust
4.452% due 09/25/2036 ~		101	86

CHL Mortgage Pass-Through Trust
6.000% due 01/25/2037		225	100
6.000% due 02/25/2037		220	94

Citigroup Mortgage Loan Trust, Inc.
4.451% due 09/25/2037 ~		8	8

CitiMortgage Alternative Loan Trust
4.393% due 04/25/2037 •		140	117

Countrywide Alternative Loan Trust
4.033% due 12/25/2046 •		610	559
5.500% due 05/25/2035		291	228
5.500% due 06/25/2035		190	150
5.500% due 11/25/2035		79	42
6.000% due 12/25/2035		250	173
6.000% due 05/25/2036		45	21
6.250% due 08/25/2036		619	320
7.000% due 10/25/2037		100	32

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,778	232

44	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSMC Trust
2.000% due 01/25/2060 ~	$1,176	$1,044
4.346% due 06/25/2050 ~	526	472

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.173% due 02/25/2037 •	454	401
4.293% due 02/25/2035 •	22	22

First Horizon Alternative Mortgage Securities Trust
4.965% due 06/25/2036 ~	271	215

HarborView Mortgage Loan Trust
4.201% due 12/19/2036 •	259	218

Impac CMB Trust
4.433% due 03/25/2035 •	83	81

IndyMac INDX Mortgage Loan Trust
4.193% due 11/25/2046 •	562	547
4.273% due 07/25/2035 •	157	148

JP Morgan Chase Commercial Mortgage Securities Trust
5.170% due 12/15/2031 •	191	190

JP Morgan Mortgage Trust
3.942% due 07/27/2037 ~	57	53
5.750% due 01/25/2036	11	5

Lehman Mortgage Trust
4.443% due 11/25/2036 •	168	74

Lehman XS Trust
4.243% due 08/25/2046 •	267	282

Luminent Mortgage Trust
4.252% due 04/25/2036 ~	2,959	1,914

MASTR Adjustable Rate Mortgages Trust
5.598% due 11/21/2034 ~	372	371

MASTR Asset Securitization Trust
6.000% due 06/25/2036	106	56

Merrill Lynch Alternative Note Asset Trust
4.193% due 03/25/2037 •	2,102	486
6.000% due 03/25/2037	52	16

Merrill Lynch Mortgage Investors Trust
4.678% due 04/25/2035 ~	6	6
5.170% due 02/25/2036 ~	1	1

MFA Trust
6.775% due 10/25/2058 þ	809	814

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036	83	33

MortgageIT Trust
4.313% due 12/25/2035 •	121	121

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~	727	708

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	22	10

Nomura Resecuritization Trust
4.693% due 07/25/2036 •	1,924	1,874

NovaStar Mortgage Funding Trust
0.427% due 09/25/2046 •	611	225

OBX Trust
7.159% due 10/25/2063 þ	922	929

RALI Trust
4.113% due 01/25/2037 •	1,231	1,128
4.293% due 08/25/2037 •	9	9
4.788% due 10/25/2037 ~	265	211
6.000% due 01/25/2037	27	21
6.000% due 03/25/2037	61	51

RFMSI Trust
5.384% due 04/25/2037 ~	127	110

Sequoia Mortgage Trust
3.538% due 09/20/2046 ~	67	44

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	101	99

Structured Adjustable Rate Mortgage Loan Trust
4.617% due 08/25/2035 ~	25	12
4.752% due 03/25/2036 ~	23	19

Thornburg Mortgage Securities Trust
2.902% due 03/25/2044 ~	28	28
5.288% due 12/25/2044 ~	42	41

Towd Point Mortgage Trust
3.000% due 01/25/2058 ~	48	48
3.257% due 10/25/2057 ~	1,479	1,263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verus Securitization Trust
4.260% due 02/25/2067 þ	$878	$845
5.811% due 05/25/2068 þ	568	567
6.443% due 08/25/2068 þ	962	963
6.476% due 06/25/2068 þ	527	527
6.665% due 09/25/2068 þ	705	708

WaMu Mortgage Pass-Through Certificates Trust
3.868% due 06/25/2037 ~	89	79
4.285% due 06/25/2037 ~	87	78
4.333% due 12/25/2045 •	10	10
4.433% due 08/25/2045 •	2,238	2,139
4.483% due 10/25/2035 ~	15	13
4.573% due 01/25/2045 •	424	411
4.641% due 12/25/2035 ~	130	124
4.859% due 02/25/2046 •	47	44
4.923% due 01/25/2035 ~	31	31
4.929% due 01/25/2046 •	3,916	3,548

Washington Mutual Mortgage Pass-Through Certificates Trust
3.953% due 09/25/2036 •	457	116
4.293% due 02/25/2036 •	423	363
4.609% due 02/25/2047 •	619	591
4.799% due 04/25/2046 •	52	48

Wells Fargo Mortgage-Backed Securities Trust
6.192% due 09/25/2036 ~	3	3

Total Non-Agency Mortgage-Backed Securities (Cost $36,826)		32,935

ASSET-BACKED SECURITIES 26.2%

AUTOMOBILE ABS OTHER 0.1%

CPS Auto Receivables Trust
5.190% due 08/15/2028	281	281

AUTOMOBILE SEQUENTIAL 1.6%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	1,300	1,324

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	71	71

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	530	534

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	2,200	2,233
5.490% due 06/25/2027	250	250

Lendbuzz Securitization Trust
7.500% due 12/15/2028	1,135	1,154

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030	107	106

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	138	139

SCCU Auto Receivables Trust
5.700% due 10/16/2028	617	620

		6,431

CMBS OTHER 3.3%

Acore Issuer LLC
5.125% due 08/20/2043 •	2,000	1,999

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •	1,100	1,099

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •	1,031	1,033

LRECS LLC
5.177% due 08/19/2043 •	1,500	1,497

MF1 Ltd.
5.427% due 02/19/2037 •	2,700	2,705

Starwood Ltd.
5.472% due 11/15/2038 •	4,300	4,292

TRTX Issuer Ltd.
5.328% due 02/15/2039 •	968	971

		13,596

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 11.8%

Aegis Asset-Backed Securities Trust
4.528% due 08/25/2035 •	$4,370	$3,879

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.453% due 11/25/2035 •	742	730

Asset-Backed Securities Corp. Home Equity Loan Trust
4.603% due 06/25/2034 •	674	711

Bear Stearns Asset-Backed Securities I Trust
4.843% due 08/25/2037 •	473	431
5.393% due 08/25/2037 •	3,000	2,650

Centex Home Equity Loan Trust
4.438% due 03/25/2034 •	59	58

Citigroup Mortgage Loan Trust, Inc.
3.983% due 05/25/2037 •	741	503
4.113% due 09/25/2036 •	2,441	1,890
4.273% due 08/25/2036 •	1,000	948
4.313% due 03/25/2036 •	856	791
4.693% due 09/25/2035 •	1,370	1,335

Countrywide Asset-Backed Certificates
4.193% due 02/25/2037 •	217	209

Countrywide Asset-Backed Certificates Trust
4.533% due 08/25/2047 •	191	188

Countrywide Partnership Trust
4.693% due 02/25/2035 •	2,868	2,869

Ellington Loan Acquisition Trust
4.893% due 05/25/2037 •	751	738

Fremont Home Loan Trust
4.073% due 11/25/2036 •	275	164
4.093% due 10/25/2036 •	975	385
4.133% due 02/25/2037 •	901	268
4.528% due 01/25/2035 •	11	11

GSAA Home Equity Trust
3.933% due 03/25/2036 •	183	58
4.433% due 04/25/2047 •	343	148
6.795% due 06/25/2036 þ	334	72

GSAMP Trust
3.883% due 01/25/2037 •	1,312	808
3.993% due 12/25/2046 •	129	64
4.053% due 12/25/2046 •	1,259	666
4.253% due 01/25/2037 •	410	365

Home Equity Mortgage Loan Asset-Backed Trust
4.013% due 04/25/2037 •	241	191

HSI Asset Securitization Corp. Trust
4.273% due 11/25/2035 •	1,366	1,301

JP Morgan Mortgage Acquisition Trust
4.213% due 10/25/2036 •	31	31
4.393% due 07/25/2036 •	6,824	6,691

Long Beach Mortgage Loan Trust
4.233% due 02/25/2036 •	249	248

Merrill Lynch Mortgage Investors Trust
4.313% due 02/25/2037 •	2,225	617

Morgan Stanley ABS Capital I, Inc. Trust
4.008% due 03/25/2037 •	754	281
4.723% due 07/25/2035 •	320	315

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ	239	41

NovaStar Mortgage Funding Trust
3.993% due 09/25/2037 •	240	238

Option One Mortgage Loan Trust
4.333% due 01/25/2036 •	1,638	1,564
4.573% due 02/25/2035 •	227	219

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.009% due 07/25/2035 •	1,400	1,256
5.518% due 02/25/2035 •	4,155	3,893

Renaissance Home Equity Loan Trust
4.893% due 09/25/2037 •	224	88

Residential Asset Securities Corporation Trust
4.373% due 06/25/2033 •	52	50
4.453% due 12/25/2035 •	1,149	1,140
4.753% due 01/25/2036 •	5,075	4,896

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saxon Asset Securities Trust
4.243% due 09/25/2036 •		$1,700	$1,472

Securitized Asset-Backed Receivables LLC Trust
4.513% due 10/25/2035 •		1,509	1,349

Soundview Home Loan Trust
4.258% due 02/25/2036 •		623	591
5.093% due 10/25/2037 •		374	295

			47,706

WHOLE LOAN COLLATERAL 1.1%

Citigroup Mortgage Loan Trust, Inc.
4.273% due 11/25/2036 •		3,100	2,957
7.250% due 05/25/2036 þ		82	40

First Franklin Mortgage Loan Trust
4.073% due 03/25/2037 •		1,698	909
4.103% due 09/25/2036 •		90	85
4.513% due 11/25/2035 •		398	377

Specialty Underwriting & Residential Finance Trust
4.393% due 12/25/2036 •		187	183

			4,551

OTHER ABS 8.3%

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		300	288

Arbour CLO VII DAC
3.330% due 12/15/2038 •	EUR	1,900	2,200

Atlas Senior Loan Fund XIV
5.879% due 07/20/2032 •		$2,500	2,508

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •		1,100	1,101

Barings Euro CLO DAC
3.426% due 08/15/2039 •	EUR	1,000	1,154

BlueMountain CLO Ltd.
4.858% due 10/25/2030 •		$306	306

BNPP AM Euro CLO DAC
2.666% due 10/15/2031 •	EUR	293	339

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •		$2,100	2,101

Cairn CLO VII DAC
2.696% due 01/31/2030 •	EUR	481	556

Carlyle Euro CLO DAC
2.874% due 08/15/2032 •		420	486

Carlyle U.S. CLO Ltd.
4.748% due 01/25/2035 •		$1,350	1,347

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •	EUR	500	577

CVC Cordatus Loan Fund XXXIII DAC
3.401% due 03/24/2038 •		1,700	1,961

Elmwood CLO 15 Ltd.
4.819% due 04/22/2035 •		$1,450	1,450

Gallatin CLO VIII Ltd.
5.584% due 07/15/2031 •		1,200	1,203

GreenSky Home Improvement Issuer Trust
5.550% due 06/25/2059		700	712

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	500	578

ICG Euro CLO DAC
3.320% (EUR003M + 1.290%) due 01/26/2038 ~		1,300	1,502

Jubilee CLO DAC
2.666% due 04/15/2031 •		378	438

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		$900	901

Navesink CLO 2 Ltd.
4.862% due 01/15/2036 •		2,000	2,000

Nelnet Student Loan Trust
4.530% due 04/20/2062 •		745	741
5.873% due 02/20/2041 •		127	130
6.640% due 02/20/2041		127	132

Pagaya AI Debt Grantor Trust
5.331% due 01/15/2032		464	465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		$1,635	$1,640

SLM Private Education Loan Trust
8.537% due 10/15/2041 •		1,402	1,472

SMB Private Education Loan Trust
1.070% due 01/15/2053		1,069	984
4.517% due 01/15/2053 •		1,136	1,126
4.772% due 07/15/2053 •		782	782
5.222% due 11/15/2052 •		286	289

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		401	388

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		500	500

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		42	42

Whetstone Park CLO Ltd.
4.738% due 01/20/2035 •		1,100	1,100

			33,499

Total Asset-Backed Securities (Cost $108,494)			106,064

SOVEREIGN ISSUES 13.3%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	70,000	74
5.800% due 10/01/2029		475,000	522

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (c)	BRL	20,400	3,814
0.000% due 10/01/2026 (c)		33,400	6,041

Colombia Government International Bonds
5.000% due 06/15/2045		$500	360
8.375% due 11/07/2054		500	518

Colombia TES
7.250% due 10/18/2034	COP	1,827,800	350
11.000% due 08/22/2029		14,681,300	3,702
11.750% due 01/24/2035		17,740,000	4,398
12.750% due 11/28/2040		3,860,500	1,023
13.250% due 02/09/2033		3,341,700	896

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$2,100	2,114

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		540	453

Egypt Government Bonds
19.698% due 10/14/2030	EGP	25,100	452
21.954% due 03/04/2028		36,400	652

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	600	599

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	290,000	1,418

Mexico Government International Bonds
5.850% due 07/02/2032		$500	502

Peru Government Bonds
6.150% due 08/12/2032	PEN	1,500	451
6.850% due 08/12/2035		1,100	323
7.300% due 08/12/2033		8,600	2,708

Peru Government International Bonds
5.400% due 08/12/2034		8,600	2,348
6.150% due 08/12/2032		34,600	10,398
6.950% due 08/12/2031		1,281	399

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	63,750	3,028
7.000% due 02/28/2031		16,340	905
8.000% due 01/31/2030		14,500	848
8.250% due 03/31/2032		7,300	421
8.500% due 01/31/2037		9,100	503
8.875% due 02/28/2035		36,900	2,143

Romania Government International Bonds
6.750% due 07/11/2039	EUR	800	925

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	200	4
39.740% (BISTREFI) due 08/19/2026 ~		100	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
39.740% (BISTREFI) due 05/17/2028 ~	TRY	18,700	$419

Total Sovereign Issues (Cost $52,250)			53,713

SHORT-TERM INSTRUMENTS 29.2%

COMMERCIAL PAPER 3.7%

Global Payments, Inc.
4.200% due 04/01/2026		$800	800
4.220% due 04/07/2026		4,100	4,097

HCA, Inc.
4.350% due 05/01/2026		4,000	3,985

Keurig Dr. Pepper, Inc.
4.350% due 04/20/2026		1,000	998
4.380% due 05/07/2026		1,100	1,095

Phillips 66
4.300% due 04/24/2026		4,000	3,989

			14,964

REPURCHASE AGREEMENTS (e) 23.8%

			96,100

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (c)(d)	EGP	375	6

NIGERIA TREASURY BILLS 0.2%
20.602% due 01/14/2027 - 01/28/2027 (b)(c)	NGN	1,495,600	940

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (c)(d)	ZAR	2,500	146

TURKEY TREASURY BILLS 0.1%
38.688% due 04/07/2026 (b)(c)(d)	TRY	13,000	290

U.S. TREASURY BILLS 1.4%
3.585% due 04/02/2026 - 06/25/2026 (b)(c)(i)		$5,695	5,670

Total Short-Term Instruments (Cost $118,098)			118,116

Total Investments in Securities (Cost $690,818)			685,491

		SHARES
INVESTMENTS IN AFFILIATES 7.1%

SHORT-TERM INSTRUMENTS 7.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%

PIMCO Short Asset Portfolio		2,929,636	28,755

PIMCO Short-Term Floating NAV Portfolio III		1,676	16

Total Short-Term Instruments (Cost $28,782)			28,771

Total Investments in Affiliates (Cost $28,782)			28,771

Total Investments 176.6% (Cost $719,600)			$714,262

Financial Derivative Instruments (f)(h) 6.1% (Cost or Premiums, net $18,070)			24,838

Other Assets and Liabilities, net (82.7)%			(334,688)

Net Assets 100.0%			$404,412

46	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$42,600	U.S. Treasury Notes 4.125% due 03/31/2029	$(43,455)	$42,600	$42,600
	3.710	03/31/2026	04/01/2026	45,900	U.S. Treasury Notes 4.125% due 03/31/2029	(46,880)	45,900	45,905
	3.720	03/31/2026	04/01/2026	4,400	U.S. Treasury Notes 4.125% due 10/31/2029	(4,491)	4,400	4,401
DEU	3.620	03/31/2026	04/01/2026	3,200	U.S. Treasury Bonds 4.625% due 11/15/2044	(3,259)	3,200	3,200

Total Repurchase Agreements						$(98,085)	$96,100	$96,106

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.4)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	$12,200	$(11,109)	$(10,894)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	9,060	(7,258)	(7,296)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	12,840	(10,754)	(10,792)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	14,170	(12,917)	(12,962)

Total Short Sales (10.4)%				$(42,038)	$(41,944)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$92,906	$0	$0	$92,906	$(94,826)	$(1,920)
DEU	3,200	0	0	3,200	(3,259)	(59)

Total Borrowings and Other Financing Transactions	$96,106	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(7,471) at a weighted average interest rate of 3.883%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	45	$45	$19	$3

Total Purchased Options					$19	$3

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month CORRA March Futures	06/2027	18	$	3,142	$(6)	$3	$0
3-Month SONIA March Futures	06/2027	119		37,660	55	49	0
30-Day Federal Fund May Futures	05/2026	36		14,454	(58)	0	0
Australia Government 10-Year Bond June Futures	06/2026	59		4,386	(26)	41	0
California Carbon Allowance Vintage December Futures	12/2026	47		1,357	(212)	0	(12)
Euro-Bund June Futures	06/2026	162		23,479	(587)	170	0
U.S. Treasury 2-Year Note June Futures	06/2026	409		84,845	(631)	32	0
U.S. Treasury 5-Year Note June Futures	06/2026	1,162		125,705	(1,447)	164	0
U.S. Treasury 10-Year Note June Futures	06/2026	17		1,888	(39)	4	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	15		1,703	(39)	5	0

					$(2,990)	$468	$(12)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR June Futures	06/2027	4	$	(1,123)	$7	$0	$(1)
3-Month SOFR Active Contract March Futures	06/2027	5		(1,205)	6	0	0
Australia Government 3-Year Bond June Futures	06/2026	8		(572)	2	0	(3)
Euro-Bobl June Futures	06/2026	39		(5,203)	82	0	(21)
Euro-Oat June Futures	06/2026	167		(22,910)	725	0	(212)
Japan Government 10-Year Bond June Futures	06/2026	18		(14,779)	178	4	(32)
U.S. Treasury Long-Term Bond June Futures	06/2026	3		(342)	11	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	50		(5,828)	(67)	0	(11)

					$944	$4	$(281)

Total Futures Contracts					$(2,046)	$472	$(293)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	(1.000)%	Quarterly	06/20/2031	$	66,460	$(1,012)	$(157)	$(1,169)	$0	$(144)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	390	(6)	(1)	(7)	0	(1)

						$(1,018)	$(158)	$(1,176)	$0	$(145)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	644	$(24)	$26	$2	$0	$0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		560	(13)	2	(11)	3	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		1,100	47	7	54	6	0

						$10	$35	$45	$9	$0

48	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	33,000	$(171)	$(689)	$(860)	$103	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		200	(1)	1	0	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	6	6	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		200	(1)	(8)	(9)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		3,800	(111)	(51)	(162)	16	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		8,200	(112)	(317)	(429)	33	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		1,950	92	29	121	0	(10)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	1,276,400	(93)	(93)	(186)	28	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		560,000	(353)	(6)	(359)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$	38,600	(100)	104	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		26,600	0	45	45	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		5,660	0	17	17	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		8,000	0	21	21	0	(4)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		66,750	(268)	73	(195)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		800	(2)	(6)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		18,100	433	139	572	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,490	(62)	39	(23)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		18,780	(315)	202	(113)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		20,360	178	(66)	112	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,300	18	(49)	(31)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		45,500	5,418	315	5,733	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		17,400	(490)	(48)	(538)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		2,330	(24)	20	(4)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		8,900	(202)	183	(19)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		7,600	5	6	11	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		5,800	(27)	35	8	7	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		5,700	(27)	27	0	7	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		3,040	53	(8)	45	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		9,300	608	(94)	514	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		10,590	(50)	108	58	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,800	(11)	19	8	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		300	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		300	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		400	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		400	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		300	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		300	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		400	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		600	(2)	(3)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		400	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		500	(2)	(3)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		48,970	85	331	416	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		2,120	(38)	57	19	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		500	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		400	(1)	4	3	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		1,804	30	(9)	21	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		8,300	(56)	156	100	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		4,800	73	267	340	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		12,850	2,885	2,345	5,230	36	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		3,080	0	(55)	(55)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		3,200	0	(53)	(53)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		14,650	228	1,398	1,626	51	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		15,180	(1,301)	(390)	(1,691)	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,190	81	136	217	12	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		1,140	(46)	18	(28)	0	(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110%	Annual	08/25/2057	$	1,130	$(8)	$(1)	$(9)	$0	$(5)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,900	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		20,200	0	(36)	(36)	0	(2)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		3,600	0	(4)	(4)	1	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		9,800	0	(32)	(32)	11	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		27,000	0	(80)	(80)	31	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		33,900	0	(86)	(86)	39	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		13,200	0	(62)	(62)	0	(7)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,000	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		7,300	0	(25)	(25)	10	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	5,300	40	(66)	(26)	52	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	4,874,450	0	121	121	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		5,038,350	0	112	112	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	1,700	0	7	7	2	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		200	0	1	1	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,100	(64)	(253)	(317)	113	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,400	63	(152)	(89)	30	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	77,000	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		64,000	0	1	1	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	500	0	(1)	(1)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		9,460	0	(3)	(3)	0	(1)
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		1,100	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	300	0	7	7	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	2	2	0	(1)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		180	1	(5)	(4)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		300	(1)	(7)	(8)	0	(2)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(5)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(1)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		80	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	3	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		300	(1)	3	2	0	(2)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		200	(1)	12	11	0	(1)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	(10)	(11)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(14)	(14)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		200	(1)	12	11	0	(2)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		200	(1)	(9)	(10)	2	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		200	(1)	(7)	(8)	2	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(8)	(9)	2	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		200	(1)	(6)	(7)	2	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		200	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		200	(1)	6	5	0	(2)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		200	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	9	8	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		19,660	(530)	(185)	(715)	174	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		13,470	314	25	339	0	(150)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	2,400	(45)	2	(43)	5	0
Receive	CPURNSA	2.598	Maturity	09/28/2032	$	700	2	(1)	1	0	0
Receive	CPURNSA	2.483	Maturity	11/30/2033		1,400	4	(3)	1	0	(1)
Receive	CPURNSA	2.467	Maturity	06/17/2035		18,300	0	(31)	(31)	0	(4)
Receive	CPURNSA	2.453	Maturity	07/20/2052		1,600	24	(31)	(7)	2	0
Receive	CPURNSA	2.424	Maturity	10/30/2055		1,000	0	(18)	(18)	1	0

							$6,081	$3,403	$9,484	$834	$(523)

Total Swap Agreements							$5,073	$3,280	$8,353	$843	$(668)

50	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$3	$472	$847	$1,322	$0	$(293)	$(668)	$(961)

(g)

Securities with an aggregate market value of $615 and cash of $8,506 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $4 for closed swap agreements is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	4,328		$3,160	$48	$0
	04/2026	SGD	30		24	0	0
	04/2026		$454	GBP	343	0	0
	05/2026	GBP	343		$454	0	0

BOA	04/2026	BRL	1,300		249	0	(2)
	04/2026	CAD	114		83	1	0
	04/2026	CLP	1,213,127		1,345	36	0
	04/2026	CNH	1,159		168	0	0
	04/2026	COP	1,251,514		326	0	(14)
	04/2026	EUR	139		164	4	0
	04/2026	IDR	4,062,245		240	1	0
	04/2026	INR	56,580		604	6	0
	04/2026	JPY	118,933		745	0	(4)
	04/2026	KRW	613,637		418	12	0
	04/2026	PHP	1,790		30	0	0
	04/2026	PLN	921		249	1	0
	04/2026	SGD	460		360	2	0
	04/2026	TWD	8,299		260	1	0
	04/2026		$248	BRL	1,300	3	0
	04/2026		1,275	CLP	1,152,564	0	(31)
	04/2026		60	CNH	414	0	0
	04/2026		49	COP	181,176	0	0
	04/2026		330	CZK	6,990	1	(2)
	04/2026		390	EUR	336	0	(2)
	04/2026		317	HUF	106,973	4	0
	04/2026		735	INR	68,748	1	(5)
	04/2026		72	MXN	1,334	2	0
	04/2026		20	PHP	1,203	0	0
	04/2026		1,210	PLN	4,436	0	(15)
	04/2026		120	TWD	3,830	0	0
	04/2026		134	ZAR	2,299	2	0
	05/2026		745	JPY	118,575	4	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	51

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	CAD	200		$146	$2	$0
	06/2026	ILS	1,704		552	8	0
	06/2026	MXN	2,971		166	1	0
	06/2026	PEN	1,054		311	10	0
	06/2026	PHP	6,040		100	1	0
	06/2026	SGD	127		100	1	0
	06/2026		$20	BRL	108	0	0
	06/2026		68	ILS	212	0	0
	06/2026		210	MXN	3,773	0	(1)
	06/2026		42	NOK	400	0	0
	10/2026	BRL	1,400		$256	0	(3)

BPS	04/2026		15,776		2,990	0	(55)
	04/2026	CLP	1,025,759		1,124	16	0
	04/2026	CNH	414		60	0	0
	04/2026	COP	1,559,221		407	0	(17)
	04/2026	ILS	1,659		537	10	0
	04/2026	INR	9,361		99	0	0
	04/2026	KRW	647,149		433	3	(1)
	04/2026	PLN	896		249	7	0
	04/2026	THB	40,142		1,242	24	(1)
	04/2026	TWD	2,831		88	0	0
	04/2026		$3,002	BRL	15,776	43	0
	04/2026		97	COP	358,588	0	0
	04/2026		2,006	IDR	33,935,461	0	(7)
	04/2026		355	ILS	1,125	3	0
	04/2026		304	INR	28,229	0	(6)
	04/2026		616	JPY	98,200	3	0
	04/2026		233	KRW	347,538	0	(2)
	04/2026		677	PHP	40,199	0	(14)
	04/2026		509	PLN	1,835	0	(15)
	04/2026		651	THB	20,715	0	(22)
	04/2026		1,129	TWD	36,097	0	(3)
	04/2026	ZAR	4,522		$267	0	0
	05/2026	ILS	1,123		355	0	(3)
	05/2026	INR	92,016		972	0	(4)
	05/2026	TWD	21,074		654	0	(3)
	05/2026		$380	BRL	1,995	3	0
	05/2026		487	IDR	8,293,741	1	0
	05/2026		96	THB	3,152	0	0
	06/2026	COP	34		$0	0	0
	06/2026	IDR	1,688,360		100	1	0
	06/2026		$1,085	CLP	991,153	0	(14)
	06/2026		1,111	IDR	18,695,838	0	(12)
	07/2026	BRL	6,800		$1,267	0	(19)
	07/2026		$1,783	BRL	9,578	29	0
	08/2026		502	ZAR	8,334	0	(15)
	10/2026	BRL	9,200		$1,678	0	(25)

BRC	04/2026	IDR	1,845,668		109	0	0
	04/2026	MYR	119		30	1	0
	04/2026	NZD	103		61	1	0
	04/2026	PLN	879		244	7	0
	04/2026	SGD	205		160	1	0
	04/2026	TRY	127,337		2,808	0	(27)
	04/2026	TWD	3,845		120	0	(1)
	04/2026		$110	IDR	1,845,668	0	(1)
	04/2026		138	MYR	547	0	(3)
	04/2026		45	NOK	431	0	(1)
	04/2026		70	PLN	251	0	(3)
	04/2026		636	SEK	5,768	0	(26)
	04/2026		677	TRY	30,893	8	0
	04/2026		120	TWD	3,847	1	0
	04/2026	ZAR	26,227		$1,603	55	0
	05/2026	TRY	8,444		181	0	(1)
	06/2026	THB	3,254		100	1	0
	06/2026		$20	IDR	337,515	0	0
	06/2026		100	MYR	391	0	(3)
	07/2026		1,628	COP	6,182,136	12	0

BSH	04/2026	BRL	18,900		$3,587	0	(62)
	04/2026	GBP	307		409	2	0
	04/2026	JPY	243,145		1,523	0	(9)

52	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$3,639	BRL	18,900	$10	$0
	04/2026		3,576	NZD	6,194	0	(16)
	04/2026		1,260	PLN	4,559	0	(32)
	05/2026	NZD	6,194		$3,580	17	0
	05/2026	PEN	5,762		1,689	38	0
	05/2026		$409	GBP	307	0	(2)
	05/2026		1,523	JPY	242,413	9	0
	07/2026	PEN	12,010		$3,567	134	0
	09/2026		$1,188	CLP	1,046,417	0	(58)
	09/2026		20	PEN	69	0	(1)
	10/2026	BRL	20,200		$3,729	0	(10)
	12/2026	PEN	7,439		2,197	86	0

CBK	04/2026	BRL	1,104		211	0	(2)
	04/2026	CAD	164		121	3	0
	04/2026	CLP	255,395		280	4	0
	04/2026	CNH	379		55	0	0
	04/2026	COP	1,196,593		314	0	(12)
	04/2026	GBP	862		1,152	11	0
	04/2026	IDR	4,724,983		279	1	0
	04/2026	INR	419,836		4,491	57	0
	04/2026	JPY	11,500		74	1	0
	04/2026	KRW	114,491		78	2	0
	04/2026	NOK	2,595		272	4	0
	04/2026	PEN	171		50	1	0
	04/2026	PHP	9,655		160	1	0
	04/2026	SEK	2,685		289	5	0
	04/2026	THB	37		1	0	0
	04/2026	TWD	10,367		329	5	0
	04/2026		$210	BRL	1,104	3	0
	04/2026		1,266	CLP	1,152,564	0	(21)
	04/2026		172	CNH	1,186	0	0
	04/2026		2,531	COP	9,319,644	3	(1)
	04/2026		206	EUR	177	0	(1)
	04/2026		20	HUF	6,820	0	0
	04/2026		108	IDR	1,841,379	0	0
	04/2026		10,753	INR	991,429	9	(259)
	04/2026		886	JPY	141,300	4	0
	04/2026		280	NOK	2,710	0	0
	04/2026		190	PEN	654	0	(2)
	04/2026		22	PLN	79	0	(1)
	04/2026		403	THB	13,104	0	(6)
	04/2026		470	ZAR	7,992	2	0
	05/2026	THB	6,839		$221	13	0
	06/2026	COP	17,389,879		4,632	3	(28)
	06/2026	IDR	1,695,510		100	0	0
	06/2026	ILS	1,142		369	5	0
	06/2026		$239	IDR	4,035,759	0	(2)
	06/2026		60	ILS	184	0	(1)
	06/2026		341	MXN	6,038	0	(7)
	06/2026		30	PEN	100	0	(1)
	06/2026		160	PHP	9,694	0	(1)
	07/2026	COP	470,403		$123	0	(2)
	07/2026	PEN	3,240		961	35	0
	08/2026		$256	ZAR	4,559	11	0
	09/2026	CLP	2,966,349		$3,314	110	0
	09/2026	COP	1,505,750		388	0	(7)
	09/2026		$1,582	CLP	1,373,737	0	(99)
	09/2026		332	COP	1,313,949	12	0
	09/2026		146	MXN	2,616	0	(2)
	09/2026		30	PEN	101	0	(1)
	12/2026	PEN	548		$158	3	0
	01/2027		924		273	12	0

CIB	06/2026		$65	JPY	10,300	0	0
	06/2026	ZAR	1,715		$100	0	(1)

DUB	04/2026	CNH	141		21	0	0
	04/2026	CZK	3,251		154	1	0
	04/2026	ILS	3,346		1,081	16	0
	04/2026	INR	162,799		1,728	11	(2)
	04/2026		$1,761	AUD	2,567	10	0
	04/2026		14	CNH	100	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	53

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$20	HUF	6,561	$0	$0
	04/2026		1,863	INR	175,740	13	(7)
	04/2026		6,465	SGD	8,259	0	(42)
	04/2026		377	THB	12,323	0	(3)
	04/2026	ZAR	5		$0	0	0
	05/2026	AUD	2,567		1,760	0	(10)
	05/2026	CNH	100		14	0	0
	05/2026	SGD	8,240		6,465	41	0
	06/2026	COP	1,194,793		321	1	0
	06/2026	HUF	33,894		100	0	(1)
	06/2026	THB	12,298		377	2	0
	06/2026	TWD	415		13	0	0
	06/2026		$20	ILS	63	0	0
	06/2026		331	PEN	1,144	0	(3)
	08/2026		8		28	0	0

FAR	04/2026	AUD	1,712		$1,213	32	0
	04/2026	BRL	2,154		413	0	(3)
	04/2026	CHF	2,274		2,947	102	0
	04/2026	GBP	455		615	13	0
	04/2026	JPY	302,738		1,897	0	(11)
	04/2026	MYR	234		59	1	0
	04/2026	PEN	233		67	0	0
	04/2026	PLN	978		271	8	0
	04/2026	SGD	5		4	0	0
	04/2026		$413	BRL	2,154	3	0
	04/2026		3,360	CHF	2,671	0	(19)
	04/2026		20	IDR	338,300	0	0
	04/2026		480	JPY	75,008	0	(7)
	04/2026		30	MYR	117	0	(1)
	04/2026		69	PEN	233	0	(2)
	04/2026		35	SGD	45	0	0
	05/2026	CHF	2,492		$3,139	11	0
	05/2026	ILS	1,868		590	0	(5)
	05/2026	SGD	44		35	0	0
	05/2026		$1,897	JPY	301,824	11	0
	06/2026	ILS	1,213		$394	7	0
	06/2026	MXN	3,923		226	8	0
	06/2026	MYR	790		200	4	0
	06/2026		$174	MXN	3,039	0	(6)
	08/2026	PEN	2,480		$734	25	0
	09/2026		234		69	2	0
	09/2026		$119	MXN	2,096	0	(3)

GLM	04/2026	BRL	41,231		$7,754	0	(206)
	04/2026	CLP	155,836		170	2	0
	04/2026	COP	247,782		66	0	(1)
	04/2026	ILS	1,645		529	6	0
	04/2026	INR	30,522		332	9	0
	04/2026	MYR	1,147		289	6	0
	04/2026	PEN	706		210	7	0
	04/2026	THB	2,858		88	1	0
	04/2026	TWD	960		30	0	0
	04/2026		$7,870	BRL	41,231	90	0
	04/2026		152	CNH	1,046	0	(1)
	04/2026		12	HUF	3,955	0	0
	04/2026		53	IDR	887,309	0	0
	04/2026		109	INR	10,047	0	(3)
	04/2026		701	MXN	12,903	18	0
	04/2026		906	MYR	3,568	0	(25)
	04/2026		202	PEN	706	1	0
	04/2026		30	PLN	107	0	(1)
	04/2026		443	THB	14,223	0	(11)
	06/2026	CLP	179,340		$203	9	0
	06/2026	IDR	2,686,173		159	1	0
	06/2026	ILS	312		100	1	0
	06/2026	INR	9,468		100	0	0
	06/2026	PLN	369		100	1	0
	06/2026	THB	6,335		193	0	0
	06/2026		$3,987	BRL	21,467	103	0
	06/2026		423	IDR	7,174,720	0	(1)
	06/2026		6,026	MXN	105,102	0	(198)

54	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	BRL	9,800		$1,816	$0	$(38)
	07/2026		$351	BRL	1,877	4	0

IND	04/2026	EUR	15,597		$18,417	389	0

JPM	04/2026	BRL	43,000		7,295	0	(1,007)
	04/2026	CNH	759		110	0	0
	04/2026	CZK	1,970		92	0	0
	04/2026	EUR	407		467	0	(3)
	04/2026	INR	85,221		906	6	0
	04/2026	KRW	148,724		98	0	0
	04/2026	MXN	34,863		1,947	4	0
	04/2026	PHP	2,953		49	0	0
	04/2026	PLN	1,960		534	7	(1)
	04/2026	SGD	7,477		5,933	117	0
	04/2026	TWD	6,596		206	0	0
	04/2026		$8,224	BRL	43,000	77	0
	04/2026		400	CAD	546	0	(7)
	04/2026		15	CNH	105	0	0
	04/2026		58	HUF	19,290	0	0
	04/2026		110	ILS	343	0	(1)
	04/2026		906	INR	85,367	2	0
	04/2026		98	KRW	147,142	0	(1)
	04/2026		206	MXN	3,804	6	0
	04/2026		215	PHP	12,873	0	(3)
	04/2026		260	PLN	926	0	(11)
	04/2026		149	SGD	192	1	0
	04/2026		206	TWD	6,592	0	0
	04/2026	ZAR	82,501		$4,930	63	(2)
	05/2026	AUD	424		291	0	(2)
	05/2026	CNH	105		15	0	0
	05/2026	SGD	192		149	0	(1)
	06/2026	AUD	200		139	1	0
	06/2026	IDR	337,597		20	0	0
	06/2026	ILS	1,287		415	5	0
	06/2026	MXN	11,423		643	10	0
	06/2026	PHP	1,806		30	0	0
	06/2026		$46	JPY	7,200	0	0
	06/2026		49	PHP	2,967	0	0
	06/2026	ZAR	2,500		$141	0	(6)
	07/2026	BRL	3,800		702	0	(16)
	10/2026		2,600		473	0	(8)

MBC	04/2026	CHF	677		857	10	0
	04/2026	EUR	485		559	0	(2)
	04/2026	GBP	343		456	2	0
	04/2026	JPY	105,481		661	1	(4)
	04/2026	NOK	19,297		1,972	0	(21)
	04/2026	SEK	4,075		433	3	0
	04/2026	THB	15,976		503	18	0
	04/2026		$1,327	AUD	1,905	0	(13)
	04/2026		1,630	GBP	1,217	0	(19)
	04/2026		70	IDR	1,187,293	0	0
	04/2026		531	JPY	82,635	0	(11)
	04/2026		1,925	KRW	2,816,600	0	(52)
	04/2026		175	MXN	3,231	5	0
	04/2026		700	NOK	6,686	0	(9)
	04/2026		206	PLN	756	0	(2)
	05/2026	JPY	40,700		$256	0	(1)
	05/2026	THB	7,108		230	14	0
	05/2026		$585	JPY	93,298	4	0
	05/2026		1,972	NOK	19,299	21	0
	06/2026	COP	2,728,004		$727	0	(4)
	06/2026	IDR	1,190,101		70	0	0
	06/2026	MXN	707		39	0	0

MYI	04/2026	BRL	1,522		292	0	(2)
	04/2026	MYR	511		130	4	0
	04/2026		$290	BRL	1,522	4	0
	04/2026		30	CAD	41	0	0
	04/2026		873	EUR	754	0	(1)
	04/2026		91	MXN	1,649	1	0
	04/2026		881	PLN	3,117	0	(41)
	06/2026	CHF	100		$128	2	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	55

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	EUR	100		$116	$0	$0
	06/2026	GBP	100		134	2	0
	06/2026	NOK	2,100		217	0	0
	06/2026	NZD	200		117	2	0
	06/2026	SEK	1,500		162	3	0

NGF	04/2026		$1,257	NOK	12,080	0	(9)
	04/2026		1,825	TRY	83,398	30	0

RBC	04/2026	KRW	114,775		$77	1	0
	04/2026	SGD	127		99	1	0
	04/2026		$269	INR	25,319	0	0
	04/2026		77	KRW	114,775	0	(2)

SCX	04/2026	COP	5,042,200		$1,317	0	(54)
	04/2026	NZD	6,091		3,642	141	0
	04/2026	THB	1,114		35	1	0
	04/2026		$3,331	CAD	4,612	0	(16)
	04/2026		543	GBP	407	0	(4)
	04/2026		1,171	INR	106,730	0	(44)
	04/2026		378	JPY	58,991	0	(6)
	04/2026		200	PLN	723	0	(5)
	04/2026		2,917	TWD	93,078	0	(8)
	05/2026	CAD	4,606		$3,331	16	0
	06/2026		$482	IDR	8,122,354	0	(4)

SOG	04/2026		350	CHF	281	1	0
	04/2026		17,727	EUR	15,361	28	0
	04/2026		2,091	JPY	325,372	0	(41)
	04/2026		20	PHP	1,205	0	0
	04/2026		104	SEK	994	1	0
	05/2026	CHF	280		$350	0	(1)
	05/2026	EUR	15,361		17,755	0	(28)
	05/2026	SEK	992		104	0	(1)
	06/2026	IDR	841,111		50	0	0
	06/2026	ILS	890		289	5	0
	06/2026	KRW	298,713		200	1	0
	06/2026	MXN	1,797		100	0	0
	06/2026	PEN	22,819		6,773	240	0
	06/2026		$40	IDR	676,307	0	0
	06/2026		18	PEN	62	0	(1)
	06/2026		22	SEK	200	0	(1)
	07/2026		333	PEN	1,126	0	(11)

SSB	04/2026	AUD	2,760		$1,964	60	0
	04/2026		$2	JPY	381	0	0
	06/2026		100	KRW	148,287	0	(1)
	08/2026	COP	21,559,164		$5,652	0	(38)

UAG	04/2026	CZK	3,980		190	2	0
	04/2026	INR	25,628		278	7	0
	04/2026	PLN	2,114		580	10	0
	04/2026	SGD	192		149	0	0
	04/2026	THB	9,944		305	4	0
	04/2026		$70	PEN	242	0	0
	04/2026		730	PLN	2,638	0	(20)
	04/2026		466	THB	15,028	0	(10)
	06/2026	COP	1,933,488		$508	0	(10)
	06/2026	ILS	1,424		461	7	0
	06/2026	MXN	902		50	0	0
	06/2026		$34	COP	129,879	1	0
	06/2026		129	ILS	405	0	0
	06/2026		724	MXN	12,632	0	(23)

Total Forward Foreign Currency Contracts						$2,920	$(3,229)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	84,700	$158	$159
	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650	06/17/2026	22,200	40	53

						$198	$ 212

56	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	7,400	$11	$11
	Call - OTC USD versus HKD		7.800	08/24/2026	10,600	15	15
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	695	7	2
	Put - OTC USD versus KRW		1,400.000	07/13/2026	435	3	1
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	2,090	92	149

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	1,140	17	34
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,900	2	3

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	840	10	5

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,700	5	6
	Call - OTC USD versus HKD		7.800	08/24/2026	4,000	6	6

						$168	$232

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	43,200	$31	$65
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	6,500	15	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	2,700	22	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443	06/18/2026	5,600	35	26
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	6,100	8	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	200	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	200	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	200	2	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	10,100	8	24
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	1,300	114	99
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	1,300	114	113
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	1,300	112	107
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	1,300	112	105
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,000	172	167
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,000	172	160

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	5,800	23	18
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651	06/24/2026	5,000	42	44
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	5,600	46	43
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	1,600	9	8

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	3,800	307	230
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	5,000	403	341

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	284,300	1,428	1,033
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	284,300	1,428	1,834
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	4,300	32	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	5,600	485	458
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	4,400	380	359

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463	04/14/2026	4,800	22	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	3,100	18	14
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	11,000	888	667
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	14,300	1,154	976

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	5,000	48	3
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	4,500	27	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	700	6	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	200	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,900	784	691
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,900	784	761
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	2,100	147	176
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	2,100	147	133

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	46,000	36	88
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	48,000	36	66
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	47,900	36	74

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	57

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174%	04/27/2026	500	$4	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	6,000	78	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	5,300	105	31
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	5,300	78	33
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	1,300	115	101
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	1,300	115	111

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	2,700	238	213
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	2,700	238	229

							$10,651	$9,650

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	8,000	$10	$67
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	33,600	11	30

					$21	$97

Total Purchased Options					$11,038	$10,191

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500%	05/20/2026	41,300	$(53)	$(13)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	56,400	(105)	(35)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	7,400	(9)	(6)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	06/17/2026	27,900	(40)	(11)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	06/17/2026	5,700	(8)	(6)

						$(215)	$ (71)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	7,400	$(4)	$(3)
	Call - OTC USD versus HKD		7.850	08/24/2026	10,600	(5)	(4)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	695	(2)	(1)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	435	(1)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	4,180	(89)	(134)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	1,140	(3)	(7)
	Call - OTC USD versus BRL		5.700	04/23/2026	1,140	(9)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,900	(1)	(1)

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	840	(4)	(2)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,700	(2)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	4,000	(2)	(2)

						$(122)	$(156)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	3,200	$(15)	$(3)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	3,300	(25)	(26)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	5,700	(35)	(54)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	3,900	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	200	(1)	(1)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589	04/30/2026	6,100	(23)	(23)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	5,000	(43)	(29)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	5,700	(46)	(40)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	4,000	(6)	(24)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	2,400	(3)	(8)

58	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674%	04/27/2026	4,500	$(32)	$(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	7,100	(7)	(23)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	5,400	(21)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	500	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	3,600	(18)	(17)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	5,100	(47)	(67)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	5,400	(27)	(77)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	600	(4)	(5)

							$(370)	$(461)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	3,500	$(6)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	3,500	(7)	(19)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	2,700	(7)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	700	(5)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	4,500	(21)	(26)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	700	(4)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	4,500	(18)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	7,800	(23)	(14)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	7,400	(14)	(40)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	1,100	(1)	(1)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	2,200	(4)	(9)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	2,200	(6)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	1,800	(5)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	1,800	(4)	(2)

					$(125)	$(152)

Total Written Options					$(832)	$(840)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.662%	$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$ 306	$(78)	$54	$0	$(24)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR 1,470	330	(36)	294	0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	3,080	710	(94)	616	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	2,241	510	(61)	449	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	4,830	1,117	(150)	967	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	790	184	(26)	158	0

						$2,773	$(313)	$2,484	$(24)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	8,070	4.190% (SOFR plus a specified spread)	Monthly	04/22/2026	$117,505	$0	$432	$432	$0

FAR	Pay	S&P 500 Total Return Index	3,221	4.130% (SOFR plus a specified spread)	Monthly	07/08/2026	46,900	0	48	48	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	59

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	ERAUSLT Index	118,651	4.140% (SOFR plus a specified spread)	Monthly	04/22/2026	$89,540	$0	$(310)	$0	$(310)
	Receive	ERAUSLT Index	53,881	4.020% (SOFR plus a specified spread)	Monthly	04/22/2026	40,661	0	(40)	0	(40)
	Receive	ERAUSLT Index	144,100	4.250% (SOFR plus a specified spread)	Monthly	08/05/2026	108,745	0	(386)	0	(386)
	Receive	ERAUSLT Index	152,163	4.280% (SOFR plus a specified spread)	Monthly	12/09/2026	114,830	0	(411)	0	(411)

MYI	Receive	ERAUSLT Index	76,896	4.160% (SOFR plus a specified spread)	Monthly	05/05/2026	58,030	0	(202)	0	(202)

UAG	Pay	S&P 500 Total Return Index	363	4.160% (SOFR plus a specified spread)	Monthly	04/01/2026	5,563	0	296	296	0
	Pay	S&P 500 Total Return Index	16,581	4.205% (SOFR plus a specified spread)	Monthly	04/01/2026	254,084	0	13,548	13,548	0

								$0	$12,975	$14,324	$(1,349)

Total Swap Agreements								$2,772	$12,663	$16,808	$(1,373)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities				Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter
AZD	$48	$0	$0	$48	$0	$0	$0	$0	$48	$0	$48
BOA	104	1,052	726	1,882	(79)	(247)	(24)	(350)	1,532	(10,210)	(8,678)
BPS	143	113	616	872	(238)	(116)	0	(354)	518	(650)	(132)
BRC	87	571	0	658	(66)	(8)	0	(74)	584	0	584
BSH	296	0	0	296	(190)	0	0	(190)	106	0	106
CBK	320	0	449	769	(456)	0	0	(456)	313	(440)	(127)
CIB	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
DUB	95	3,686	0	3,781	(68)	(60)	0	(128)	3,653	0	3,653
FAR	227	0	48	275	(57)	0	0	(57)	218	(1,530)	(1,312)
GLM	259	1,698	0	1,957	(485)	(52)	0	(537)	1,420	704	2,124
GSC	0	97	0	97	0	(108)	0	(108)	(11)	0	(11)
GST	0	212	0	212	0	(71)	0	(71)	141	(270)	(129)
IND	389	0	0	389	0	0	0	0	389	(340)	49
JPM	299	1,785	967	3,051	(1,069)	(155)	(1,147)	(2,371)	680	6,796	7,476
MBC	78	12	0	90	(138)	(3)	0	(141)	(51)	0	(51)
MSC	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
MYC	0	523	158	681	0	(5)	0	(5)	676	(580)	96
MYI	18	0	0	18	(44)	0	(202)	(246)	(228)	1,325	1,097
NGF	30	442	0	472	(9)	0	0	(9)	463	0	463
RBC	2	0	0	2	(2)	0	0	(2)	0	0	0
SCX	158	0	0	158	(141)	0	0	(141)	17	0	17
SOG	276	0	0	276	(84)	0	0	(84)	192	0	192
SSB	60	0	0	60	(39)	0	0	(39)	21	0	21
UAG	31	0	13,844	13,875	(63)	0	0	(63)	13,812	(20,790)	(6,978)

Total Over the Counter	$2,920	$10,191	$16,808	$29,919	$(3,229)	$(840)	$(1,373)	$(5,442)

(i)

Securities with an aggregate market value of $8,825 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

60	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$3	$0	$0	$0	$0	$3
Futures	0	0	0	0	472	472
Swap Agreements	0	13	0	0	834	847

	$3	$13	$0	$0	$1,306	$1,322

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,920	$0	$2,920
Purchased Options	0	212	0	232	9,747	10,191
Swap Agreements	0	2,484	14,324	0	0	16,808

	$0	$2,696	$14,324	$3,152	$9,747	$29,919

	$3	$2,709	$14,324	$3,152	$11,053	$31,241

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$12	$0	$0	$0	$281	$293
Swap Agreements	0	145	0	0	523	668

	$12	$145	$0	$0	$804	$961

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,229	$0	$3,229
Written Options	0	71	0	156	613	840
Swap Agreements	0	24	1,349	0	0	1,373

	$0	$95	$1,349	$3,385	$613	$5,442

	$12	$240	$1,349	$3,385	$1,417	$6,403

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	289	289
Futures	0	0	(211)	0	1,218	1,007
Swap Agreements	0	125	0	0	2,768	2,893

	$0	$125	$(211)	$0	$4,274	$4,188

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,025)	$0	$(9,025)
Purchased Options	0	0	0	10	(471)	(461)
Written Options	0	169	0	56	577	802
Swap Agreements	0	790	13,089	0	0	13,879

	$0	$959	$13,089	$(8,959)	$106	$5,195

	$0	$1,084	$12,878	$(8,959)	$4,380	$9,383

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	61

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)	March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(16)	$0	$0	$0	$0	$(16)
Futures	(212)	0	0	0	(2,443)	(2,655)
Swap Agreements	0	13	0	0	(1,537)	(1,524)

	$(228)	$13	$0	$0	$(3,980)	$(4,195)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$395	$0	$395
Purchased Options	0	14	0	64	(873)	(795)
Written Options	0	143	0	(34)	(207)	(98)
Swap Agreements	0	(282)	13,871	0	0	13,589

	$0	$(125)	$13,871	$425	$(1,080)	$13,091

	$(228)	$(112)	$13,871	$425	$(5,060)	$8,896

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$14,840	$0	$14,840
Industrials	0	3,171	0	3,171
Utilities	0	3,249	0	3,249
Municipal Bonds & Notes
Illinois	0	211	0	211
U.S. Government Agencies	0	339,137	0	339,137
U.S. Treasury Obligations	0	14,055	0	14,055
Non-Agency Mortgage-Backed Securities	0	32,935	0	32,935
Asset-Backed Securities
Automobile ABS Other	0	281	0	281
Automobile Sequential	0	6,431	0	6,431
CMBS Other	0	13,596	0	13,596
Home Equity Other	0	47,706	0	47,706
Whole Loan Collateral	0	4,551	0	4,551
Other ABS	0	33,499	0	33,499
Sovereign Issues	0	53,713	0	53,713
Short-Term Instruments
Commercial Paper	0	14,964	0	14,964
Repurchase Agreements	0	96,100	0	96,100
Egypt Treasury Bills	0	6	0	6
Nigeria Treasury Bills	0	940	0	940
South Africa Treasury Bills	0	146	0	146
Turkey Treasury Bills	0	290	0	290
U.S. Treasury Bills	0	5,670	0	5,670
U.S. Treasury Bills	0	0	0	0

	$0	$685,491	$0	$685,491

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,771	$0	$0	$28,771

Total Investments	$28,771	$685,491	$0	$714,262

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(41,944)	0	(41,944)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	270	1,048	0	1,318
Over the counter	0	29,919	0	29,919

	$270	$30,967	$0	$31,237

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(281)	(680)	0	(961)
Over the counter	0	(5,418)	(24)	(5,442)

	$(281)	$(6,098)	$(24)	$(6,403)

Total Financial Derivative Instruments	$(11)	$24,869	$(24)	$24,834

Totals	$28,760	$668,416	$(24)	$697,152

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

62	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RAE PLUS EMG Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 179.2%

CORPORATE BONDS & NOTES 2.5%

BANKING & FINANCE 1.6%

ARES Strategic Income Fund
5.450% due 09/09/2028	$500	$495

Athene Global Funding
5.033% due 07/17/2030	600	594

Barclays PLC
6.224% due 05/09/2034 •	500	525

Ford Motor Credit Co. LLC
3.815% due 11/02/2027	200	196
5.800% due 03/05/2027	200	201
5.800% due 03/08/2029	200	202

GSPA Monetization Trust
6.422% due 10/09/2029	380	383

Host Hotels & Resorts LP
5.500% due 04/15/2035	100	99

Morgan Stanley
5.320% due 07/19/2035 •	100	101

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029	300	298

VICI Properties LP
4.750% due 02/15/2028	200	200

		3,294

INDUSTRIALS 0.6%

Beignet Investor LLC
6.581% due 05/30/2049	880	905

Petroleos del Peru SA
5.625% due 06/19/2047	300	211

Petroleos Mexicanos
6.350% due 02/12/2048	100	77

United Airlines Pass-Through Trust
5.450% due 08/15/2038	94	96

		1,289

UTILITIES 0.3%

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027	200	199

Southern California Edison Co.
4.650% due 10/01/2043	100	84
5.150% due 06/01/2029	400	406

		689

Total Corporate Bonds & Notes (Cost $5,206)		5,272

MUNICIPAL BONDS & NOTES 0.0%

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	60	66

Total Municipal Bonds & Notes (Cost $60)		66

U.S. GOVERNMENT AGENCIES 96.4%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	388	378
5.000% due 02/01/2053 - 12/01/2053	1,891	1,870
5.500% due 11/01/2054	8,677	8,727
5.500% due 09/01/2055	1,471	1,502
6.000% due 10/01/2055	197	202

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	559	543

Federal Home Loan Mortgage Corp. REMICS
4.337% due 07/15/2041 •	66	66
4.487% due 08/15/2037 •	85	85
4.497% due 10/15/2037 •	12	13

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.507% due 05/15/2037 - 09/15/2037 •		$92	$92
4.602% due 11/25/2054 •		505	509
4.612% due 09/25/2055 •		9,181	9,251
4.762% due 11/25/2054 •		627	629
4.812% due 12/25/2054 •		718	723

Federal National Mortgage Association
3.000% due 01/01/2027		17	17
4.000% due 04/01/2043 - 08/01/2051		3,442	3,325
5.500% due 07/01/2054		858	863
5.500% due 11/01/2054		869	890

Federal National Mortgage Association REMICS
4.126% due 07/25/2037 •		6	6
4.156% due 07/25/2037 •		13	13
4.176% due 09/25/2035 •		22	22
4.496% due 06/25/2037 •		88	88
4.612% due 11/25/2054 •		414	415

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)		2,275	104

Government National Mortgage Association REMICS
4.132% due 08/20/2047 •		325	317
4.823% due 07/20/2055 •		1,170	1,180
5.023% due 07/20/2055 •		4,391	4,426

Government National Mortgage Association, TBA
3.500% due 04/01/2056		6,400	5,871
4.000% due 04/01/2056		7,220	6,764
4.500% due 04/01/2056		3,150	3,044
5.000% due 05/01/2056		5,310	5,249
5.500% due 05/01/2056		3,010	3,024
6.000% due 05/01/2056		2,970	3,017

U.S. Small Business Administration
6.220% due 12/01/2028		2	2

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		370	325
4.000% due 05/01/2056 - 06/01/2056		7,150	6,738
4.500% due 05/01/2056 - 06/01/2056		4,010	3,866
5.000% due 04/01/2056 - 05/01/2056		19,440	19,170
5.500% due 04/01/2056 - 05/01/2056		4,050	4,068
6.000% due 06/01/2056		45,420	46,232
6.500% due 05/01/2056		58,490	60,465

Total U.S. Government Agencies (Cost $203,993)			204,091

U.S. TREASURY OBLIGATIONS 2.5%

U.S. Treasury Bonds
4.625% due 05/15/2044 (i)		2,400	2,328
4.875% due 08/15/2045 (i)		59	59

U.S. Treasury Notes
3.875% due 07/31/2030 (g)(i)		2,400	2,396
4.125% due 02/15/2036 (i)		500	492
4.250% due 08/15/2035 (i)		96	96

Total U.S. Treasury Obligations (Cost $5,464)			5,371

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		262	239

Avon Finance
4.645% due 12/28/2049 •	GBP	476	631

Banc of America Funding Trust
4.694% due 02/20/2035 ~		$21	19

Banc of America Mortgage Trust
5.296% due 06/25/2035 ~		9	8

Bear Stearns ALT-A Trust
4.113% due 08/25/2036 •		868	788

BX Commercial Mortgage Trust
5.513% due 01/17/2039 •		984	984

CHL Mortgage Pass-Through Trust
6.000% due 07/25/2036		811	374
6.148% due 02/20/2036 •		6	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 12/25/2037		$1,252	$450

Citigroup Mortgage Loan Trust, Inc.
6.050% due 03/25/2036 •		41	42

CLNY Trust
5.163% due 11/15/2038 •		388	384

Countrywide Alternative Loan Trust
4.193% due 05/25/2036 •		180	160

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~		678	381

DSLA Mortgage Loan Trust
4.611% due 09/19/2044 •		60	55

First Horizon Mortgage Pass-Through Trust
4.643% due 10/25/2035 ~		136	124

GCAT Trust
6.007% due 01/25/2059 þ		300	301

GSR Mortgage Loan Trust
5.986% due 09/25/2035 ~		1	1

HarborView Mortgage Loan Trust
4.291% due 01/19/2036 •		1,433	916
4.470% due 06/20/2035 •		256	243

HomeBanc Mortgage Trust
4.413% due 03/25/2035 •		299	245

Impac CMB Trust
4.433% due 03/25/2035 •		210	206

IndyMac INDX Mortgage Loan Trust
4.313% due 06/25/2035 •		83	66

JP Morgan Mortgage Trust
5.094% due 08/25/2035 ~		48	43
5.750% due 01/25/2036		10	5

Lehman Mortgage Trust
4.443% due 11/25/2036 •		997	441

Lehman XS Trust
4.243% due 08/25/2046 •		1,122	1,183

Merrill Lynch Mortgage Investors Trust
4.838% due 09/25/2035 ~		71	56

Merrion Square Residential DAC
3.019% due 03/24/2081 •	EUR	666	772

Morgan Stanley Mortgage Loan Trust
3.468% due 07/25/2035 ~		$180	162
6.815% due 06/25/2036 þ		2,724	712

RALI Trust
4.153% due 09/25/2036 •		695	657
4.293% due 08/25/2035 •		1,225	827
5.165% due 12/25/2035 ~		1,017	899

Residential Asset Securitization Trust
6.000% due 03/25/2037		2,796	845

Sequoia Mortgage Trust
4.350% due 07/20/2034 •		171	172

Structured Adjustable Rate Mortgage Loan Trust
6.093% due 12/25/2037 •		1,155	1,006

Verus Securitization Trust
6.218% due 06/25/2069 þ		291	294

WaMu Mortgage Pass-Through Certificates Trust
3.412% due 01/25/2037 ~		125	109
4.127% due 02/25/2037 ~		329	310
4.136% due 12/25/2036 ~		71	65
4.285% due 06/25/2037 ~		592	533
5.359% due 10/25/2046 •		1,450	1,395
5.359% due 11/25/2046 •		1,372	1,146

Washington Mutual Mortgage Pass-Through Certificates Trust
3.889% due 09/25/2036 þ		2,136	553

Total Non-Agency Mortgage-Backed Securities (Cost $22,763)			18,808

ASSET-BACKED SECURITIES 18.5%

AUTOMOBILE ABS OTHER 1.2%

Carvana Auto Receivables Trust
5.050% due 05/12/2031		500	504

SBNA Auto Receivables Trust
5.140% due 04/15/2031		2,056	2,061

			2,565

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUTOMOBILE SEQUENTIAL 1.4%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	$400	$408

FHF Trust
6.570% due 06/15/2028	57	57

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	22	22

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	159	160

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	900	913
5.490% due 06/25/2027	350	351

Lendbuzz Securitization Trust
7.500% due 12/15/2028	538	546

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	99	99

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	59	59

SCCU Auto Receivables Trust
5.700% due 10/16/2028	237	238

		2,853

CMBS OTHER 2.7%

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •	161	161

AREIT Trust
4.922% due 01/20/2037 •	310	310

BDS LLC
5.248% due 10/17/2042 •	900	897

LMNT CRE LLC
5.225% due 07/21/2043 •	800	800

LoanCore Issuer Ltd.
5.087% due 11/15/2038 •	52	52

LRECS LLC
5.177% due 08/19/2043 •	800	799

MF1 LLC
5.252% due 02/18/2040 •	1,000	998
5.827% due 06/19/2037 •	847	847

MF1 Ltd.
4.874% due 10/16/2036 •	103	103

TRTX Issuer Ltd.
5.328% due 02/15/2039 •	592	594

		5,561

HOME EQUITY OTHER 4.2%

Countrywide Asset-Backed Certificates
4.273% due 04/25/2037 •	586	529

Fremont Home Loan Trust
4.073% due 01/25/2037 •	1,795	927

GSAA Home Equity Trust
4.193% due 03/25/2037 •	4,483	1,212

GSAA Trust
5.995% due 03/25/2046 ~	4,117	1,393

IXIS Real Estate Capital Trust
4.193% due 03/25/2036 •	558	290

MASTR Specialized Loan Trust
4.918% due 11/25/2035 •	1,392	1,343

Morgan Stanley ABS Capital I, Inc. Trust
3.873% due 11/25/2036 •	1,179	695
3.973% due 03/25/2037 •	2,846	1,151

Option One Mortgage Loan Trust
4.013% due 05/25/2037 •	1,222	741

RCKT Mortgage Trust
6.147% due 06/25/2044 þ	296	298

Securitized Asset-Backed Receivables LLC Trust
4.033% due 07/25/2036 •	930	353

		8,932

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 2.1%

Citigroup Mortgage Loan Trust, Inc.
7.250% due 05/25/2036 þ		$848	$413

GSRPM Mortgage Loan Trust
5.143% due 03/25/2035 •		3,094	3,504

Specialty Underwriting & Residential Finance Trust
4.093% due 09/25/2037 •		829	579

			4,496

OTHER ABS 6.9%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •		500	501

37 Capital CLO II Ltd.
4.962% due 07/15/2034 •		1,000	1,001

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		300	287

Arbour CLO VI DAC
3.134% due 11/15/2037 •	EUR	800	925

BHG Securitization Trust
5.930% due 10/17/2035		$141	141

BlueMountain CLO XXII Ltd.
5.014% due 07/15/2031 •		73	73

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •		1,200	1,200

Capital Four CLO IV DAC
3.175% due 04/15/2038 •	EUR	700	807

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •		$600	602

CarVal CLO I Ltd.
4.901% due 07/16/2031 •		448	448

CQS U.S. CLO Ltd.
4.868% due 01/20/2035 •		900	900

Elmwood CLO 15 Ltd.
4.819% due 04/22/2035 •		700	700

Invesco Euro CLO III DAC
3.136% due 10/30/2038 •	EUR	500	578

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		$500	501

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		500	500

Nelnet Student Loan Trust
5.873% due 02/20/2041 •		127	130
6.640% due 02/20/2041		127	131

Northwoods Capital XIV-B Ltd.
4.883% due 11/13/2031 •		434	434

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •		500	500

Palmer Square European Loan Funding DAC
2.984% due 05/15/2034 •	EUR	470	544
3.874% due 05/15/2034 •		1,000	1,158
3.984% due 02/15/2035 •		500	579

Romark Credit Funding Ltd.
5.423% due 07/29/2043		$1,000	1,005

TCW CLO AMR Ltd.
4.954% due 08/16/2034 •		500	501

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		12	12

Wellfleet CLO Ltd.
4.848% due 04/20/2034 •		500	501

			14,659

Total Asset-Backed Securities (Cost $44,086)			39,066

SOVEREIGN ISSUES 12.1%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	45,000	47
5.800% due 10/01/2029		55,000	60

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (c)	BRL	9,900	1,851
0.000% due 10/01/2026 (c)		16,100	2,912

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colombia Government International Bonds
5.000% due 06/15/2045		$300	$216
8.375% due 11/07/2054		200	207

Colombia TES
7.250% due 10/18/2034	COP	1,818,200	349
11.000% due 08/22/2029		5,928,600	1,495
11.750% due 01/24/2035		9,071,300	2,249
12.750% due 11/28/2040		1,456,500	386
13.250% due 02/09/2033		4,570,000	1,225

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$1,000	1,007

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		270	226

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	300	299

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	130,000	636

Mexico Government International Bonds
5.850% due 07/02/2032		$200	201

Peru Government Bonds
6.150% due 08/12/2032	PEN	800	240
6.850% due 08/12/2035		1,700	499
7.300% due 08/12/2033		3,900	1,228
7.600% due 08/12/2039		100	30

Peru Government International Bonds
5.400% due 08/12/2034		3,300	901
6.150% due 08/12/2032		15,300	4,598
6.950% due 08/12/2031		561	175

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	31,570	1,500
7.000% due 02/28/2031		7,220	400
8.000% due 01/31/2030		8,600	503
8.250% due 03/31/2032		3,400	196
8.500% due 01/31/2037		4,900	271
8.875% due 02/28/2035		18,600	1,080

Romania Government International Bonds
6.750% due 07/11/2039	EUR	400	462

Turkiye Government Bonds
39.740% (BISTREFI) due 08/19/2026 ~	TRY	100	2
39.740% (BISTREFI) due 05/17/2028 ~		9,500	213

Total Sovereign Issues (Cost $25,129)			25,664

		SHARES
EXCHANGE-TRADED FUNDS 3.6%

iShares Core S&P 500 ETF		11,692	7,637

Total Exchange-Traded Funds (Cost $7,862)			7,637

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 34.7%

COMMERCIAL PAPER 1.8%

HCA, Inc.
4.150% due 04/16/2026		$600	599
4.380% due 05/01/2026		1,000	996

Keurig Dr. Pepper, Inc.
4.300% due 04/13/2026		2,200	2,197

			3,792

REPURCHASE AGREEMENTS (e) 25.5%
			53,900

NIGERIA TREASURY BILLS 0.3%
20.602% due 01/14/2027 - 01/28/2027 (b)(c)	NGN	852,900	536

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (c)(d)	ZAR	1,300	76

64	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY TREASURY BILLS 0.1%
38.700% due 04/07/2026 (b)(c)	TRY	8,000	$179

U.S. TREASURY BILLS 7.0%
3.684% due 06/30/2026 - 07/21/2026 (b)(c)(i)		$15,067	14,928

Total Short-Term Instruments (Cost $73,400)			73,411

Total Investments in Securities (Cost $387,963)			379,386

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 17.5%

SHORT-TERM INSTRUMENTS 17.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.5%

PIMCO Short Asset Portfolio	3,768,737	$36,990

PIMCO Short-Term Floating NAV Portfolio III	3,479	34

Total Short-Term Instruments (Cost $37,003)		37,024

Total Investments in Affiliates (Cost $37,003)		37,024

Total Investments 196.7% (Cost $424,966)		$416,410

Financial Derivative Instruments (f)(h) 2.2% (Cost or Premiums, net $6,937)		4,640

Other Assets and Liabilities, net (98.9)%		(209,317)

Net Assets 100.0%		$211,733

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$25,000	U.S. Treasury Notes 4.125% due 03/31/2029	$(25,502)	$25,000	$25,000
	3.710	03/31/2026	04/01/2026	24,800	U.S. Treasury Notes 4.125% due 03/31/2029	(25,330)	24,800	24,803
FICC STR	3.660	03/31/2026	04/01/2026	4,000	U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2056	(4,080)	4,000	4,000
SAL	3.670	04/01/2026	04/02/2026	100	U.S. Treasury Notes 3.625% due 03/31/2028	(102)	100	100

Total Repurchase Agreements						$(55,014)	$53,900	$53,903

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.0)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	$6,400	$(5,828)	$(5,715)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	4,490	(3,597)	(3,616)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	6,050	(5,067)	(5,085)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	7,080	(6,454)	(6,476)
Uniform Mortgage-Backed Security, TBA	4.500	04/01/2056	400	(384)	(386)

Total Short Sales (10.0)%				$(21,330)	$(21,278)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$49,803	$0	$0	$49,803	$(50,832)	$(1,029)
FICC STR	4,000	0	0	4,000	(4,080)	(80)
SAL	100	0	0	100	(102)	(2)

Total Borrowings and Other Financing Transactions	$53,903	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(3,773) at a weighted average interest rate of 4.015%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	27	$27	$12	$2

Total Purchased Options					$12	$2

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month CORRA March Futures	06/2027	10	$1,745	$(4)	$2	$0
3-Month SONIA March Futures	06/2027	65	20,571	30	27	0
30-Day Federal Fund May Futures	05/2026	19	7,629	(30)	0	0
Australia Government 10-Year Bond June Futures	06/2026	31	2,305	(14)	22	0
California Carbon Allowance Vintage December Futures	12/2026	27	779	(120)	0	(7)
Euro-Bund June Futures	06/2026	92	13,334	(333)	97	0
U.S. Treasury 2-Year Note June Futures	06/2026	145	30,080	(223)	11	0
U.S. Treasury 5-Year Note June Futures	06/2026	190	20,554	(21)	22	(1)
U.S. Treasury 10-Year Note June Futures	06/2026	271	30,094	(551)	63	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	39	4,427	(79)	12	0

				$(1,345)	$256	$(8)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR June Futures	06/2027	2	$(562)	$4	$0	$(1)
3-Month SOFR Active Contract March Futures	06/2027	3	(723)	3	0	0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	21	(6,628)	355	0	(217)
Australia Government 3-Year Bond June Futures	06/2026	5	(358)	1	0	(2)
Euro-Oat June Futures	06/2026	97	(13,307)	422	0	(123)
Japan Government 10-Year Bond June Futures	06/2026	9	(7,390)	86	2	(16)
Mini MSCI Emerging Markets Index June Futures	06/2026	1	(73)	(2)	0	(3)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	26	(3,031)	(35)	0	(6)

				$834	$2	$(368)

Total Futures Contracts				$(511)	$258	$(376)

66	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2026	0.054%	$400	$5	$(2)	$3	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303	600	4	(3)	1	0	0

						$9	$(5)	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$7,000	$(156)	$28	$(128)	$0	$(12)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031	23,620	(359)	(56)	(415)	0	(51)

					$(515)	$(28)	$(543)	$0	$(63)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	15,800	$(82)	$(330)	$(412)	$49	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	1	0	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(4)	(4)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,900	(56)	(25)	(81)	8	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		4,800	(77)	(174)	(251)	19	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		980	46	15	61	0	(5)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	721,100	(53)	(52)	(105)	16	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		290,000	(135)	(51)	(186)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		$8,400	103	15	118	0	(5)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		33,600	(135)	37	(98)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		11,260	0	83	83	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		800	8	(10)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		5,820	154	30	184	0	(6)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		1,300	0	12	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		2,210	(31)	20	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		8,750	(144)	91	(53)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,100	9	(24)	(15)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		7,300	934	(14)	920	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,150	(12)	10	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		7,630	(173)	156	(17)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		4,490	3	3	6	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		3,100	(15)	19	4	4	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		3,100	(15)	15	0	4	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		1,700	29	(4)	25	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		13,600	889	(137)	752	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,800	135	(102)	33	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		4,140	(17)	40	23	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	3	3	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.410%	Annual	09/05/2034		$100	$0	$3	$3	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		120	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,250	(52)	91	39	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		19,870	43	127	170	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,110	(20)	30	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		500	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		300	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		200	(1)	2	1	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		968	16	(5)	11	0	(1)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		1,240	(12)	(1)	(13)	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		4,800	(33)	91	58	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,000	30	112	142	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	52	122	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,400	0	(25)	(25)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,460	0	(24)	(24)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,970	106	371	477	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	28	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,100	96	581	677	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		4,570	(389)	(120)	(509)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,410	35	61	96	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		650	(27)	11	(16)	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		500	(6)	10	4	2	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		8,900	0	(16)	(16)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,700	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		9,500	0	(31)	(31)	11	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		14,100	0	(42)	(42)	16	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		16,800	0	(43)	(43)	20	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,800	0	(27)	(27)	0	(3)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		7,100	0	(25)	(25)	10	0
Pay(7)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	3,100	23	(38)	(15)	31	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	2,828,150	0	71	71	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		2,588,150	0	58	58	0	0
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	900	0	4	4	1	0
Receive(7)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Receive(7)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,900	(21)	(82)	(103)	37	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,100	61	(142)	(81)	27	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	50,000	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		41,000	0	1	1	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		5,000	0	(2)	(2)	0	0

68	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(7)	6-Month CZK-PRIBOR	4.485%	Annual	12/02/2035	CZK	600	$0	$0	$0	$0	$0
Pay(7)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	200	0	5	5	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(2)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(1)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(1)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	5	5	0	(1)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(6)	(6)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(7)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	6	6	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(4)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	4	4	0	(1)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		11,180	(302)	(105)	(407)	99	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		7,490	174	15	189	0	(84)
Pay(7)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	1,400	(27)	2	(25)	3	0
Receive	CPURNSA	2.519	Maturity	04/04/2029		$1,670	6	6	12	0	(1)
Receive	CPURNSA	2.503	Maturity	03/25/2030		2,600	0	6	6	0	(2)
Receive	CPURNSA	25.520	Maturity	03/27/2030		3,500	0	5	5	0	(2)
Receive	CPURNSA	2.350	Maturity	08/12/2034		5,900	102	(42)	60	0	(2)
Receive	CPURNSA	2.487	Maturity	12/07/2051		1,150	24	(3)	21	1	0

							$1,234	$646	$1,880	$422	$(253)

Total Swap Agreements							$728	$613	$1,341	$422	$(316)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$2	$265	$422	$689	$0	$(377)	$(316)	$(693)

(g)

Securities with an aggregate market value of $733 and cash of $5,159 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $7 and liability of $(1) for closed futures is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	2,400		$1,752	$27	$0

BOA	04/2026	BRL	18,510		3,546	0	(27)
	04/2026	CLP	643,172		712	17	0
	04/2026	CNH	620		90	0	0
	04/2026	COP	706,376		184	0	(8)
	04/2026	EUR	45		53	1	0
	04/2026	HUF	6,126		18	0	0
	04/2026	IDR	2,878,230		170	0	0
	04/2026	INR	35,387		377	3	0
	04/2026	JPY	30,838		193	0	(1)
	04/2026	KRW	879,497		589	4	0
	04/2026	MXN	3,201		176	0	(2)
	04/2026	PHP	597		10	0	0
	04/2026	PLN	176		48	0	0
	04/2026	SGD	154		120	1	0
	04/2026	THB	7,686		246	13	0
	04/2026	TWD	4,149		130	0	0
	04/2026		$3,549	BRL	18,510	25	0
	04/2026		712	CLP	643,172	0	(17)
	04/2026		30	CNH	207	0	0
	04/2026		10	COP	36,237	0	0
	04/2026		120	CZK	2,534	0	(1)
	04/2026		437	INR	40,896	0	(3)
	04/2026		40	MXN	742	1	0
	04/2026		783	PLN	2,879	1	(8)
	05/2026		193	JPY	30,745	1	0
	06/2026	CAD	100		$73	1	0
	06/2026	ILS	952		308	5	0
	06/2026	MXN	198		11	0	0
	06/2026	NZD	100		59	1	0
	06/2026		$71	AUD	100	0	(2)
	06/2026		28	BRL	149	0	0
	06/2026		103	CLP	88,395	0	(7)
	06/2026		156	ILS	492	1	0
	06/2026		371	MXN	6,705	2	(1)
	06/2026		21	NOK	200	0	0
	10/2026	BRL	600		$110	0	(1)

BPS	04/2026		12,468		2,352	0	(55)
	04/2026	CLP	534,482		586	9	0
	04/2026	CNH	207		30	0	0
	04/2026	COP	877,306		229	0	(10)
	04/2026	GBP	204		271	1	0
	04/2026	ILS	924		299	5	0
	04/2026	INR	10,169		108	0	0
	04/2026	KRW	345,961		231	1	0
	04/2026	PLN	391		109	3	0
	04/2026	THB	23,126		715	14	0
	04/2026	TWD	325		10	0	0
	04/2026		$738	AUD	1,050	0	(14)
	04/2026		2,381	BRL	12,468	26	0
	04/2026		57	COP	210,442	0	0
	04/2026		295	GBP	219	0	(6)
	04/2026		1,114	IDR	18,848,417	0	(4)
	04/2026		184	ILS	581	1	0
	04/2026		264	INR	24,609	0	(4)
	04/2026		146	KRW	216,773	0	(2)

70	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$398	PHP	23,657	$0	$(8)
	04/2026		402	PLN	1,448	0	(11)
	04/2026		340	THB	10,789	0	(13)
	04/2026		607	TWD	19,415	0	(2)
	04/2026	ZAR	1,724		$102	0	0
	05/2026	ILS	581		184	0	(1)
	05/2026	INR	47,129		498	0	(2)
	05/2026	TWD	10,827		336	0	(2)
	05/2026		$200	BRL	1,050	1	0
	05/2026		250	IDR	4,248,014	1	0
	05/2026		48	THB	1,576	0	0
	06/2026	COP	34		$0	0	0
	06/2026	IDR	337,662		20	0	0
	06/2026	MXN	6,191		340	0	(3)
	06/2026		$999	BRL	5,310	12	0
	06/2026		561	CLP	512,034	0	(7)
	06/2026		393	IDR	6,607,424	0	(4)
	06/2026		314	MXN	5,454	0	(12)
	06/2026		60	NZD	100	0	(2)
	07/2026	BRL	1,200		$222	0	(5)
	07/2026		$757	BRL	4,069	12	0
	08/2026		247	ZAR	4,101	0	(7)
	10/2026	BRL	4,400		$803	0	(12)

BRC	04/2026	HKD	215		27	0	0
	04/2026	IDR	1,342,304		79	0	0
	04/2026	INR	3,652		39	0	0
	04/2026	MYR	606		153	3	0
	04/2026	NZD	130		76	2	0
	04/2026	PLN	384		107	3	0
	04/2026	THB	10,988		339	5	0
	04/2026	TRY	44,265		964	0	(15)
	04/2026	TWD	1,282		40	0	0
	04/2026		$10	CLP	8,650	0	(1)
	04/2026		255	HKD	1,993	0	0
	04/2026		80	IDR	1,342,304	0	(1)
	04/2026		40	INR	3,652	0	(2)
	04/2026		112	MYR	448	0	(2)
	04/2026		25	NOK	241	0	0
	04/2026		168	PLN	600	0	(6)
	04/2026		377	SEK	3,419	0	(16)
	04/2026		297	TRY	13,548	3	0
	04/2026		40	TWD	1,282	0	0
	04/2026	ZAR	12,275		$750	26	0
	05/2026	TRY	12,359		265	0	(2)
	05/2026		$40	TRY	1,841	0	0
	06/2026	ILS	36		$12	0	0
	06/2026		$74	CAD	100	0	(2)
	07/2026		690	COP	2,619,154	5	0

BSH	04/2026	BRL	9,200		$1,713	0	(63)
	04/2026	JPY	143,784		901	0	(5)
	04/2026		$1,771	BRL	9,200	5	0
	04/2026		1,961	NZD	3,397	0	(9)
	04/2026		636	PLN	2,299	0	(16)
	05/2026	NZD	3,397		$1,963	9	0
	05/2026	PEN	1,527		448	10	0
	05/2026		$901	JPY	143,351	5	0
	06/2026		220	PEN	743	0	(7)
	09/2026		624	CLP	549,810	0	(30)
	09/2026		17	PEN	58	0	(1)
	10/2026	BRL	9,800		$1,809	0	(5)
	12/2026	PEN	3,212		949	37	0

CBK	04/2026	BRL	472		91	0	(1)
	04/2026	CAD	68		50	1	0
	04/2026	CLP	209,725		230	4	0
	04/2026	CNH	207		30	0	0
	04/2026	COP	441,407		116	0	(4)
	04/2026	EUR	143		164	0	(1)
	04/2026	GBP	233		312	4	0
	04/2026	IDR	3,035,424		179	1	0
	04/2026	INR	266,884		2,854	35	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	KRW	57,246		$39	$1	$0
	04/2026	NOK	575		60	1	0
	04/2026	PHP	5,769		95	0	0
	04/2026	SEK	1,350		145	3	0
	04/2026	THB	14		0	0	0
	04/2026	TWD	4,756		149	1	0
	04/2026		$90	BRL	472	1	0
	04/2026		706	CLP	643,172	0	(12)
	04/2026		96	CNH	663	0	0
	04/2026		1,535	COP	5,673,726	8	0
	04/2026		117	EUR	101	0	(1)
	04/2026		118	HUF	40,115	3	0
	04/2026		79	IDR	1,339,186	0	0
	04/2026		6,649	INR	613,390	6	(157)
	04/2026		60	PEN	207	0	(1)
	04/2026		11	PLN	40	0	0
	04/2026		120	SEK	1,080	0	(6)
	04/2026		241	THB	7,815	0	(4)
	04/2026		1,018	TWD	32,451	0	(4)
	05/2026	THB	7,362		$238	14	0
	06/2026	COP	10,815,065		2,878	2	(20)
	06/2026	IDR	2,837,887		167	0	0
	06/2026	ILS	737		238	3	0
	06/2026		$232	COP	881,581	4	0
	06/2026		296	IDR	4,990,792	0	(3)
	06/2026		60	ILS	185	0	(1)
	06/2026		103	MXN	1,850	0	0
	06/2026		25	PEN	83	0	(1)
	06/2026		95	PHP	5,793	0	0
	07/2026	PEN	1,350		$400	15	0
	08/2026		$124	ZAR	2,208	5	0
	09/2026	CLP	1,463,425		$1,635	54	0
	09/2026	PEN	2,856		826	12	0
	09/2026		$1,042	CLP	904,668	0	(65)
	09/2026		85	MXN	1,520	0	(1)
	09/2026		25	PEN	84	0	(1)
	10/2026		110		375	0	(4)
	12/2026	PEN	322		$93	2	0
	01/2027		382		113	5	0

CIB	06/2026		$45	JPY	7,100	0	0
	06/2026	ZAR	1,715		$100	0	(1)

DUB	04/2026	BRL	4,798		919	0	(7)
	04/2026	CNH	594		87	1	0
	04/2026	CZK	1,754		83	1	0
	04/2026	HKD	1,042		133	0	0
	04/2026	ILS	1,865		603	9	0
	04/2026	INR	104,924		1,113	6	(2)
	04/2026	PLN	340		96	4	0
	04/2026		$1,037	AUD	1,512	6	0
	04/2026		920	BRL	4,798	6	0
	04/2026		21	HUF	6,945	0	0
	04/2026		1,190	INR	112,347	8	(4)
	04/2026		3,582	SGD	4,575	0	(23)
	04/2026		212	THB	6,936	0	(2)
	04/2026	ZAR	5		$0	0	0
	05/2026	AUD	1,512		1,037	0	(6)
	05/2026	SGD	4,565		3,582	23	0
	06/2026	HUF	67,789		200	0	(3)
	06/2026	IDR	2,737,241		161	0	0
	06/2026	THB	6,921		212	1	0
	06/2026		$113	ILS	350	0	(1)
	06/2026		111	PEN	379	0	(2)
	08/2026		7		23	0	0

FAR	04/2026	AUD	981		$695	18	0
	04/2026	BRL	8,689		1,665	0	(13)
	04/2026	CHF	1,297		1,680	58	0
	04/2026	GBP	194		260	3	0
	04/2026	JPY	160,890		1,008	0	(6)
	04/2026	MYR	117		30	1	0
	04/2026	PLN	427		118	3	0

72	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	SGD	129		$103	$2	$0
	04/2026	THB	29,116		888	4	0
	04/2026		$1,666	BRL	8,689	12	0
	04/2026		10	CAD	14	0	0
	04/2026		1,659	CHF	1,322	0	(6)
	04/2026		10	IDR	169,150	0	0
	04/2026		298	JPY	46,613	0	(5)
	04/2026		59	MYR	233	0	(2)
	04/2026		19	SGD	25	0	0
	04/2026		1,093	THB	34,652	0	(41)
	05/2026	CHF	1,317		$1,659	6	0
	05/2026	ILS	966		305	0	(2)
	05/2026	SGD	25		19	0	0
	05/2026		$260	GBP	194	0	(3)
	05/2026		1,008	JPY	160,404	6	0
	06/2026	ILS	986		$320	5	0
	06/2026	PEN	2,329		674	8	0
	06/2026		$100	ILS	309	0	(1)
	06/2026		185	MXN	3,222	0	(6)
	06/2026		16	PEN	56	0	0
	09/2026		69	MXN	1,218	0	(2)

GLM	04/2026	BRL	36,056		$6,733	0	(228)
	04/2026	CLP	73,308		80	1	0
	04/2026	ILS	919		295	3	0
	04/2026	INR	18,450		201	5	0
	04/2026	MYR	1,212		306	6	0
	04/2026	PEN	269		80	3	0
	04/2026	PLN	639		171	0	(1)
	04/2026	THB	635		20	0	0
	04/2026	TWD	1,277		40	0	0
	04/2026		$6,896	BRL	36,056	65	0
	04/2026		12	HUF	4,186	0	0
	04/2026		30	IDR	513,692	0	0
	04/2026		268	INR	24,478	0	(10)
	04/2026		400	MXN	7,364	10	0
	04/2026		761	MYR	2,996	0	(21)
	04/2026		77	PEN	269	0	0
	04/2026		10	PLN	36	0	0
	04/2026		217	THB	6,962	0	(6)
	05/2026	BRL	9,976		$1,890	0	(24)
	06/2026		1		0	0	0
	06/2026	IDR	1,510,974		90	1	0
	06/2026	ILS	312		100	1	0
	06/2026	MXN	3,492		196	2	0
	06/2026	PEN	880		251	0	(1)
	06/2026	PLN	737		200	1	0
	06/2026	THB	3,498		107	0	0
	06/2026		$939	BRL	5,050	23	0
	06/2026		252	IDR	4,274,730	0	(1)
	06/2026		51	ILS	158	0	0
	06/2026		3,134	MXN	54,666	0	(103)
	06/2026		100	PLN	369	0	(1)
	07/2026	BRL	3,600		$666	0	(15)
	07/2026		$1,719	BRL	9,173	16	0

IND	04/2026	EUR	5,700		$6,730	142	0
	04/2026	HKD	1,038		133	0	0

JPM	04/2026	BRL	13,600		2,307	0	(318)
	04/2026	CNH	415		60	0	0
	04/2026	CZK	1,063		50	0	0
	04/2026	HKD	1,216		156	0	0
	04/2026	INR	55,994		596	4	0
	04/2026	KRW	148,213		98	0	(1)
	04/2026	MXN	18,490		1,033	2	0
	04/2026	PLN	1,781		483	4	(1)
	04/2026	SGD	4,316		3,425	68	0
	04/2026	TRY	759		17	0	0
	04/2026	TWD	22,270		696	0	0
	04/2026		$2,587	BRL	13,600	39	0
	04/2026		150	CAD	205	0	(3)
	04/2026		61	HUF	20,419	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	73

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$100	ILS	312	$0	$(1)
	04/2026		596	INR	56,090	1	0
	04/2026		88	KRW	133,181	1	0
	04/2026		113	MXN	2,087	3	0
	04/2026		137	NOK	1,310	0	(1)
	04/2026		230	NZD	389	0	(6)
	04/2026		97	PHP	5,814	0	(1)
	04/2026		20	PLN	72	0	0
	04/2026		167	SGD	215	1	0
	04/2026		17	TRY	759	0	0
	04/2026		20	TWD	628	0	0
	04/2026		235	ZAR	4,007	2	0
	04/2026	ZAR	39,430		$2,358	31	0
	05/2026	SGD	215		167	0	(1)
	05/2026		$325	CAD	452	0	0
	06/2026	AUD	200		$141	3	0
	06/2026	CAD	100		73	1	0
	06/2026	GBP	100		133	1	0
	06/2026	ILS	809		261	3	0
	06/2026	MXN	3,869		216	1	0
	06/2026		$135	GBP	100	0	(2)
	06/2026		189	IDR	3,203,482	0	0
	06/2026		15	JPY	2,300	0	0
	06/2026	ZAR	1,300		$73	0	(3)
	07/2026	BRL	5,100		940	0	(25)
	10/2026		1,300		237	0	(4)

MBC	04/2026	CHF	193		242	1	0
	04/2026	EUR	374		431	0	(1)
	04/2026	GBP	149		199	2	0
	04/2026	INR	16,004		173	4	0
	04/2026	JPY	77,303		484	0	(3)
	04/2026	NOK	12,209		1,248	0	(13)
	04/2026	SEK	3,310		353	3	0
	04/2026	THB	9,084		286	10	0
	04/2026		$738	GBP	551	0	(9)
	04/2026		70	IDR	1,187,293	0	0
	04/2026		608	INR	57,847	8	0
	04/2026		807	JPY	127,367	2	(7)
	04/2026		1,303	KRW	1,907,018	0	(35)
	04/2026		97	MXN	1,784	3	0
	04/2026		347	NOK	3,319	0	(4)
	04/2026		194	PLN	693	0	(7)
	04/2026		498	THB	16,265	0	(4)
	04/2026		1,084	TWD	34,838	5	0
	05/2026	THB	7,652		$248	15	0
	05/2026		$199	GBP	149	0	(2)
	05/2026		410	JPY	65,405	3	0
	05/2026		1,248	NOK	12,210	13	0
	06/2026	COP	431,353		$115	0	(1)
	06/2026	IDR	1,190,101		70	0	0
	06/2026	MXN	1,675		93	0	0
	06/2026		$591	IDR	9,992,038	0	(4)

MYI	04/2026	BRL	6,681		$1,265	0	(25)
	04/2026	MYR	275		70	2	0
	04/2026		$1,280	BRL	6,681	10	0
	04/2026		20	CAD	28	0	0
	04/2026		60	MXN	1,092	1	0
	04/2026		120	NOK	1,160	0	0
	04/2026		573	PLN	2,035	0	(24)
	06/2026	CHF	100		$128	2	0
	06/2026	EUR	100		116	0	0
	06/2026	GBP	100		134	2	0
	06/2026	NOK	1,100		114	0	0
	06/2026	NZD	100		58	1	0
	06/2026	SEK	900		97	2	0
	06/2026		$100	HUF	33,899	1	0
	06/2026		124	ILS	381	0	(3)

NGF	04/2026		703	NOK	6,763	0	(5)
	04/2026		660	TRY	30,190	11	0
	05/2026		130		5,999	0	0

74	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

RBC	04/2026	INR	49,603		$527	$0	$(1)

SCX	04/2026	COP	2,848,441		744	0	(31)
	04/2026	INR	132,568		1,439	39	0
	04/2026	KRW	765,369		512	3	0
	04/2026	NZD	3,656		2,185	84	0
	04/2026	THB	643		20	1	0
	04/2026	TWD	41,713		1,306	3	0
	04/2026		$1,785	CAD	2,471	0	(8)
	04/2026		14	GBP	11	0	0
	04/2026		2,191	INR	202,137	0	(56)
	04/2026		235	JPY	36,659	0	(4)
	04/2026		110	PLN	398	0	(3)
	04/2026		1,621	TWD	51,721	0	(5)
	05/2026	CAD	2,468		$1,785	8	0
	06/2026	CLP	100,577		113	5	0
	06/2026		$275	IDR	4,630,822	0	(2)
	06/2026		75	PEN	257	0	(1)

SOG	04/2026	EUR	536		$634	15	0
	04/2026	INR	24,718		271	10	0
	04/2026	KRW	270,245		182	2	0
	04/2026	TWD	25,837		811	4	0
	04/2026		$210	CHF	168	1	0
	04/2026		168	CNH	1,148	0	(2)
	04/2026		7,728	EUR	6,697	12	0
	04/2026		363	HKD	2,839	0	(1)
	04/2026		1,299	JPY	202,199	0	(25)
	04/2026		17	SEK	161	0	0
	05/2026	CHF	168		$210	0	(1)
	05/2026	EUR	6,697		7,740	0	(12)
	05/2026	SEK	161		17	0	0
	06/2026	IDR	841,111		50	1	0
	06/2026	ILS	729		237	5	0
	06/2026	PEN	13,363		3,966	141	0
	06/2026		$30	IDR	507,230	0	0
	06/2026		38	PEN	129	0	(1)
	06/2026		22	SEK	200	0	(1)

SSB	04/2026	AUD	1,582		$1,126	34	0
	04/2026	INR	60,669		643	0	(3)
	04/2026	KRW	767,238		516	6	(1)
	04/2026	PLN	177		49	1	0
	04/2026	TWD	30,493		955	2	0
	04/2026		$418	INR	38,004	0	(17)
	04/2026		1,464	KRW	2,192,894	3	(8)
	04/2026		1,681	TWD	53,828	1	0
	06/2026	CLP	176,180		$194	4	0
	06/2026	IDR	10,008,984		590	2	0
	06/2026		$189	IDR	3,192,737	0	(1)
	08/2026	COP	14,593,225		$3,826	0	(26)

UAG	04/2026	BRL	5,425		1,039	0	(8)
	04/2026	COP	514,999		139	0	(2)
	04/2026	CZK	2,148		102	1	0
	04/2026	INR	16,486		179	5	0
	04/2026	PLN	1,014		278	5	0
	04/2026	SGD	215		167	0	0
	04/2026	THB	11,157		347	9	0
	04/2026		$1,031	BRL	5,425	16	0
	04/2026		368	PLN	1,330	0	(10)
	04/2026		641	THB	20,790	0	(10)
	05/2026		877	BRL	4,636	13	0
	06/2026	ILS	1,066		$345	6	0
	06/2026	MXN	2,136		119	1	0
	06/2026		$139	COP	522,596	1	0
	06/2026		384	MXN	6,700	0	(12)
	06/2026		53	PEN	186	0	0

Total Forward Foreign Currency Contracts						$1,668	$(2,049)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	75

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	44,400	$83	$83
	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650	06/17/2026	12,500	22	30

						$105	$113

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,600	$5	$5
	Call - OTC USD versus HKD		7.800	08/24/2026	5,400	8	8
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	376	4	1
	Put - OTC USD versus KRW		1,400.000	07/13/2026	244	2	1
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	1,040	46	74

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	630	9	19
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,000	1	1

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	500	6	3

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,800	2	3
	Call - OTC USD versus HKD		7.800	08/24/2026	2,000	3	3

						$86	$118

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	22,800	$16	$35
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	3,400	8	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	1,400	11	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443	06/18/2026	3,100	19	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	3,300	5	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	300	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	5,700	5	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	700	62	53
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	700	62	61
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	50
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	49
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	1,000	86	84
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	1,000	86	80

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	3,000	12	9
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651	06/24/2026	2,700	23	24
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	3,000	25	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	900	5	5

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,900	153	115
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,500	202	171

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	141,600	711	515
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	141,600	711	913
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,400	18	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,700	234	221
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	2,200	190	180

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463	04/14/2026	2,700	12	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	1,600	9	7
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,500	444	334
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	7,200	581	491

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	2,600	25	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	2,700	16	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	300	3	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	200	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0

76	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245%	08/07/2026	100	$1	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	300	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	4,500	396	349
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	4,500	396	385
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	1,200	84	101
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	1,200	84	76

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	24,100	19	46
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	24,600	18	34
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	24,500	18	38
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	200	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	3,000	39	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,600	52	15
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,600	38	16
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	300	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	700	62	54
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	700	62	60

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,400	123	110
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,400	123	119

							$5,378	$4,875

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	4,800	$6	$40
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	19,100	6	17

					$12	$57

Total Purchased Options					$5,581	$5,163

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500%	05/20/2026	22,100	$(28)	$(7)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	29,200	(54)	(18)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	4,100	(5)	(3)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	06/17/2026	15,800	(23)	(6)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	06/17/2026	3,200	(5)	(4)

						$ (115)	$ (38)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,600	$(2)	$(2)
	Call - OTC USD versus HKD		7.850	08/24/2026	5,400	(3)	(2)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	376	(1)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	244	(1)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	2,070	(44)	(66)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	630	(2)	(4)
	Call - OTC USD versus BRL		5.700	04/23/2026	630	(5)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,000	0	0

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	500	(2)	(1)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,800	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	2,000	(1)	(1)

						$(62)	$78)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	77

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	1,700	$(8)	$(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	1,600	(12)	(13)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	3,100	(19)	(29)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	2,100	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	200	(1)	(1)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589	04/30/2026	3,100	(12)	(11)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	2,700	(23)	(16)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	3,100	(25)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	2,400	(3)	(14)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	1,300	(2)	(4)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,500	(18)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	4,100	(4)	(13)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	3,100	(12)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	1,800	(9)	(9)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	2,700	(25)	(35)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	3,200	(16)	(46)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	200	(1)	(2)

							$ (199)	$(252)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	2,000	$(3)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	2,000	(4)	(11)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	1,400	(4)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	400	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	2,500	(12)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	400	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	2,500	(10)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	4,200	(12)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	4,300	(8)	(23)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	600	(1)	(1)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	1,200	(2)	(5)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	1,100	(3)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	1,000	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	1,000	(2)	(1)

					$(69)	$(85)

Total Written Options					$(445)	$(453)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.169%	$200	$0	$(3)	$0	$(3)

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	100	(1)	1	0	0

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.147	500	3	(8)	0	(5)

							$2	$(10)	$0	$(8)

78	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	630	$141	$(15)	$126	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,760	393	(41)	352	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$	804	(226)	162	0	(64)

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	840	191	(23)	168	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,160	493	(60)	433	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		290	67	(9)	58	0

							$1,059	$14	$1,137	$(64)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	ERAEMLT Index	34	4.960% (SOFR plus a specified spread)	Maturity	07/01/2026	$178	$0	$45	$45	$0

MEI	Receive	ERAEMLN Index	29,079	4.530% (SOFR plus a specified spread)	Monthly	04/08/2026	84,669	0	(329)	0	(329)
	Receive	ERAEMLN Index	9,460	4.450% (SOFR plus a specified spread)	Monthly	05/06/2026	27,545	0	(101)	0	(101)

	Receive	ERAEMLN Index	3,339	4.280% (SOFR plus a specified spread)	Monthly	07/08/2026	9,722	0	(37)	0	(37)
	Receive	ERAEMLN Index	30,195	4.240% (SOFR plus a specified spread)	Monthly	08/05/2026	87,919	0	(328)	0	(328)

								$0	$(750)	$45	$(795)

Total Swap Agreements								$1,061	$(746)	$1,182	$(867)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$27	$0	$0	$27	$0	$0	$0	$0	$27	$0	$27
BOA	77	530	126	733	(78)	(127)	0	(205)	528	(260)	268
BPS	86	61	352	499	(186)	(63)	0	(249)	250	(250)	0
BRC	47	286	0	333	(47)	(4)	(67)	(118)	215	0	215
BSH	66	0	0	66	(136)	0	0	(136)	(70)	0	(70)
CBK	185	0	168	353	(287)	0	0	(287)	66	0	66
CIB	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
DUB	65	1,830	0	1,895	(50)	(33)	0	(83)	1,812	0	1,812
FAR	126	0	0	126	(87)	0	0	(87)	39	0	39
GLM	137	854	0	991	(411)	(28)	0	(439)	552	262	814
GSC	0	57	0	57	0	(61)	0	(61)	(4)	0	(4)
GST	0	113	0	113	0	(38)	0	(38)	75	0	75
IND	142	0	0	142	0	0	0	0	142	0	142
JPM	165	924	478	1,567	(367)	(87)	(5)	(459)	1,108	(170)	938
MBC	69	6	0	75	(90)	(2)	0	(92)	(17)	0	(17)
MEI	0	0	0	0	0	0	(795)	(795)	(795)	18,362	17,567
MSC	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)
MYC	0	273	58	331	0	(2)	0	(2)	329	(270)	59
MYI	21	0	0	21	(52)	0	0	(52)	(31)	106	75
NGF	11	229	0	240	(5)	0	0	(5)	235	0	235
RBC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SCX	143	0	0	143	(110)	0	0	(110)	33	0	33
SOG	191	0	0	191	(43)	0	0	(43)	148	0	148
SSB	53	0	0	53	(56)	0	0	(56)	(3)	0	(3)
UAG	57	0	0	57	(42)	0	0	(42)	15	0	15

Total Over the Counter	$1,668	$5,163	$1,182	$8,013	$(2,049)	$(453)	$(867)	$(3,369)

(i)

Securities with an aggregate market value of $18,730 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	79

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$2	$0	$0	$0	$0	$2
Futures	0	0	0	0	265	265
Swap Agreements	0	0	0	0	422	422

	$2	$0	$0	$0	$687	$689

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,668	$0	$1,668
Purchased Options	0	113	0	118	4,932	5,163
Swap Agreements	0	1,137	45	0	0	1,182

	$0	$1,250	$45	$1,786	$4,932	$8,013

	$2	$1,250	$45	$1,786	$5,619	$8,702

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$7	$0	$220	$0	$150	$377
Swap Agreements	0	63	0	0	253	316

	$7	$63	$220	$0	$403	$693

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,049	$0	$2,049
Written Options	0	38	0	78	337	453
Swap Agreements	0	72	795	0	0	867

	$0	$110	$795	$2,127	$337	$3,369

	$7	$173	$1,015	$2,127	$740	$4,062

80	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$146	$146
Futures	0	0	(1,164)	0	918	(246)
Swap Agreements	0	(211)	0	0	435	224

	$0	$(211)	$(1,164)	$0	$1,499	$124

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,552)	$0	$(3,552)
Purchased Options	0	0	0	5	(225)	(220)
Written Options	0	87	0	27	268	382
Swap Agreements	0	207	54,767	0	0	54,974

	$0	$294	$54,767	$(3,520)	$43	$51,584

	$0	$83	$53,603	$(3,520)	$1,542	$51,708

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(9)	$0	$0	$0	$0	$(9)
Futures	(120)	0	359	0	(1,270)	(1,031)
Swap Agreements	0	(89)	0	0	(509)	(598)

	$(129)	$(89)	$359	$0	$(1,779)	$(1,638)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(175)	$0	$(175)
Purchased Options	0	8	0	32	(437)	(397)
Written Options	0	77	0	(16)	(106)	(45)
Swap Agreements	0	0	1,500	0	0	1,500

	$0	$85	$1,500	$(159)	$(543)	$883

	$(129)	$(4)	$1,859	$(159)	$(2,322)	$(755)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,294	$0	$3,294
Industrials	0	1,289	0	1,289
Utilities	0	689	0	689
Municipal Bonds & Notes
Nebraska	0	66	0	66
U.S. Government Agencies	0	204,091	0	204,091
U.S. Treasury Obligations	0	5,371	0	5,371
Non-Agency Mortgage-Backed Securities	0	18,808	0	18,808
Asset-Backed Securities
Automobile ABS Other	0	2,565	0	2,565
Automobile Sequential	0	2,853	0	2,853
CMBS Other	0	5,561	0	5,561
Home Equity Other	0	8,932	0	8,932
Whole Loan Collateral	0	4,496	0	4,496
Other ABS	0	14,659	0	14,659
Sovereign Issues	0	25,664	0	25,664
Exchange-Traded Funds	7,637	0	0	7,637
Short-Term Instruments
Commercial Paper	0	3,792	0	3,792
Repurchase Agreements	0	53,900	0	53,900
Nigeria Treasury Bills	0	536	0	536
South Africa Treasury Bills	0	76	0	76
Turkey Treasury Bills	0	179	0	179
U.S. Treasury Bills	0	14,928	0	14,928

	$7,637	$371,749	$0	$379,386

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$37,024	$0	$0	$37,024

Total Investments	$44,661	$371,749	$0	$416,410

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,278)	$0	$(21,278)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	152	530	0	682
Over the counter	0	8,013	0	8,013

	$152	$8,543	$0	$8,695

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(369)	(323)	0	(692)
Over the counter	0	(3,305)	(64)	(3,369)

	$(369)	$(3,628)	$(64)	$(4,061)

Total Financial Derivative Instruments	$(217)	$4,915	$(64)	$4,634

Totals	$44,444	$355,386	$(64)	$399,766

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	81

Schedule of Investments	PIMCO RAE PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 160.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Panama Government International Bonds
4.546% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	1,000	$1,165

Total Loan Participations and Assignments (Cost $1,082)			1,165

CORPORATE BONDS & NOTES 4.1%

BANKING & FINANCE 2.9%

123 Lights Re Ltd.
14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		$250	258

Armor RE II Ltd.
12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~		250	265

Athene Global Funding
5.033% due 07/17/2030		4,700	4,653

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		83	80

Barclays PLC
7.437% due 11/02/2033 •		1,500	1,678

Bayou Re Ltd.
15.950% (JMMMUSTF + 12.390%) due 05/26/2030 ~		250	254

Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		250	250
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		250	250
10.410% (FHMMUSTF + 6.900%) due 03/13/2032 ~		550	574

Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		250	250
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		500	500

Commonwealth RE Ltd.
7.417% (JMMMUSTF + 3.857%) due 07/08/2030 ~		250	252

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	700	214

East Lane Re VII Ltd.
12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		$300	301

F&G Global Funding
5.875% due 01/16/2030		200	203

Ford Motor Credit Co. LLC
4.125% due 08/17/2027		400	395
5.800% due 03/05/2027		400	402
5.800% due 03/08/2029		600	607
7.350% due 11/04/2027		300	310

GA Global Funding Trust
5.900% due 01/13/2035		350	348

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		200	197

Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		300	300
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		400	407

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	1,200	1,376

Handshake Re Ltd.
8.060% (JMMMUSTF + 4.500%) due 01/08/2030 ~		$250	249

Herbie Re Ltd.
7.780% (MSMMUSTF + 4.250%) due 01/07/2030 ~		500	501

HPS Corporate Lending Fund
5.950% due 04/14/2032		800	773

HSBC Holdings PLC
2.848% due 06/04/2031 •		300	277

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Integrity RE III Ltd.
13.260% (FHMMUSTF + 9.750%) due 06/06/2027 ~		$250	$256

Integrity Re Ltd.
14.064% (FHMMUSTF + 10.554%) due 06/06/2026 ~		250	254

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		250	250

Mayflower Re Ltd.
10.023% (FHMMUSTF + 6.513%) due 07/08/2030 ~		250	253

National Health Investors, Inc.
5.350% due 02/01/2033		100	98

Nature Coast Re Ltd.
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	259

Orange Capital RE DAC
8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	304

Palm RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$250	258

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (b)		1,700	1,331

Polestar Re Ltd.
12.661% (BRMMUSDF + 9.000%) due 01/08/2029 ~		250	250
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		250	262

Purple Re Ltd.
14.140% (JMMMUSTF + 10.580%) due 06/05/2026 ~		300	305

Quercus Re DAC
10.020% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	299

Sanders Re III Ltd.
11.280% (BRMMUSDF + 7.720%) due 06/05/2029 ~		$650	657

SBA Tower Trust
1.840% due 04/15/2027		700	683

Societe Generale SA
2.797% due 01/19/2028 •		200	197

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		3,800	3,213

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		300	308

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		2,000	1,987

Tremont Re Ltd.
7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		500	500

UBS Group AG
4.194% due 04/01/2031 •		250	245

UniCredit SpA
1.982% due 06/03/2027 •		200	199

Ursa Re Ltd.
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~		500	511

Veraison Re Ltd.
8.541% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	254

VICI Properties LP
4.750% due 02/15/2028		1,800	1,802

Wells Fargo & Co.
3.900% due 07/22/2032 •	EUR	1,100	1,280

Windrose Re Ltd.
8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$250	249

Winston RE Ltd.
10.040% (BNMMDTSC + 6.500%) due 02/21/2028 ~		250	256

			32,844

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.9%

Bayer U.S. Finance LLC
6.375% due 11/21/2030		$200	$210
6.500% due 11/21/2033		200	213

Beignet Investor LLC
6.581% due 05/30/2049		5,060	5,207

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	1,400	1,607

Petroleos del Peru SA
5.625% due 06/19/2047		$1,500	1,054

Petroleos Mexicanos
6.350% due 02/12/2048		700	536

United Airlines Pass-Through Trust
5.450% due 08/15/2038		376	384

Viper Energy Partners LLC
5.700% due 08/01/2035		800	807

			10,018

UTILITIES 0.3%

Pacific Gas & Electric Co.
3.000% due 06/15/2028		800	774

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027		800	795

Southern California Edison Co.
4.650% due 10/01/2043		800	672
5.150% due 06/01/2029		1,500	1,521

			3,762

Total Corporate Bonds & Notes (Cost $46,800)			46,624

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		500	457

Total Municipal Bonds & Notes (Cost $500)			457

U.S. GOVERNMENT AGENCIES 98.1%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032		698	680
4.000% due 11/01/2047 - 03/01/2049		1,029	989
4.500% due 04/01/2041		71	70
5.000% due 03/01/2038 - 10/01/2053		2,105	2,098
5.500% due 06/01/2027 - 09/01/2055		24,580	25,042
5.500% due 11/01/2054		44,272	44,524
6.000% due 02/01/2034 - 10/01/2055		1,260	1,298
6.500% due 05/01/2053 - 03/01/2055		29,868	31,139
6.500% due 01/01/2055		1,031	1,091

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~		2,889	2,807

Federal Home Loan Mortgage Corp. REMICS
2.683% due 07/15/2036 •(a)		61	6
2.913% due 04/15/2036 •(a)		5	0
4.117% due 02/15/2037 •		1	1
4.337% due 07/15/2041 •		132	132
4.357% due 06/15/2041 •		120	120
4.457% due 08/15/2037 •		35	35
4.487% due 08/15/2037 •		49	49
4.500% due 01/15/2041		64	64
4.602% due 11/25/2054 •		3,322	3,344
4.612% due 09/25/2055 •		5,569	5,615
4.642% due 01/15/2038 •		24	24
4.762% due 11/25/2054 - 09/25/2055 •		12,852	12,899
4.812% due 03/25/2055 •		5,749	5,796
4.862% due 02/25/2055 •		659	665

82	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.112% due 12/25/2054 •	$1,314	$1,326

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.053% due 08/25/2031 •	10	10
5.059% due 02/25/2045 •	6	6

Federal National Mortgage Association
3.000% due 01/01/2027 - 12/01/2032	1,149	1,114
3.500% due 06/01/2045 - 02/01/2049	8,883	8,274
4.000% due 04/01/2026 - 11/01/2028	24	24
4.500% due 04/01/2030 - 07/01/2052	2,998	2,913
5.113% due 06/01/2043 •	18	18
5.114% due 07/01/2044 •	4	4
5.500% due 12/01/2028 - 11/01/2054	6,096	6,239
5.511% due 01/01/2035 •	5	5
5.647% due 11/01/2035 •	8	8
5.842% due 12/01/2033 •	27	28
5.864% due 11/01/2034 •	1	1
5.943% due 07/01/2035 •	3	3
6.000% due 05/01/2035 - 05/01/2041	186	194
6.040% due 10/01/2035 •	3	3
6.060% due 12/01/2033 •	7	7
6.124% due 07/01/2036 •	15	16
6.176% due 09/01/2036 •	6	6
6.186% due 05/01/2036 •	12	12
6.275% due 09/01/2035 •	10	10
6.290% due 07/01/2034 •	11	11
6.295% due 08/01/2036 •	8	9
6.305% due 07/01/2035 •	8	8
6.405% due 06/01/2035 •	18	18
6.425% due 03/01/2035 •	1	1
6.455% due 08/01/2035 •	25	25
6.472% due 08/01/2035 •	35	36
6.487% due 09/01/2035 •	7	7
6.500% due 09/01/2034 - 03/01/2055	41,611	43,493
6.811% due 06/01/2035 •	21	21

Federal National Mortgage Association REMICS
2.074% due 03/25/2041 •(a)	107	10
2.924% due 03/25/2036 •(a)	27	2
3.842% due 12/25/2036 •	15	14
4.126% due 03/25/2037 - 07/25/2037 •	8	8
4.156% due 07/25/2037 •	11	11
4.176% due 09/25/2035 •	20	19
4.496% due 06/25/2037 •	12	12
4.526% due 01/25/2040 •	4	4
4.596% due 12/25/2039 •	7	7
4.612% due 11/25/2054 •	2,275	2,280
4.672% due 03/25/2055 •	34,500	34,403
4.676% due 07/25/2039 •	3	3
4.762% due 07/25/2055 •	425	428
4.812% due 08/25/2055 - 09/25/2055 •	18,371	18,524
5.062% due 09/25/2055 •	6,518	6,579
6.125% due 05/25/2035 ~	2	3
11.454% due 12/25/2036 •	1	1

Federal National Mortgage Association Trust
4.132% due 09/25/2042 •	90	90

Government National Mortgage Association
3.500% due 01/15/2042 - 11/20/2055	13,554	12,495
5.000% due 06/15/2034 - 06/15/2041	675	686
5.125% due 11/20/2044 •	24	25
6.000% due 05/15/2037 - 07/15/2037	36	37

Government National Mortgage Association REMICS
4.523% due 09/20/2055 •	6,838	6,857
4.823% due 07/20/2055 •	1,559	1,573
4.843% due 09/20/2055 •	8,235	8,276
4.923% due 04/20/2055 •	2,920	2,937
4.977% due 04/20/2068 •	72	74

Government National Mortgage Association, TBA
3.500% due 04/01/2056	25,000	22,934

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 04/01/2056		$36,570	$34,262
4.500% due 04/01/2056		16,170	15,624
5.000% due 06/01/2040 - 05/01/2056		32,540	32,147
5.500% due 06/01/2040		15,470	15,519
6.000% due 04/01/2056		15,270	15,529

U.S. Small Business Administration
5.290% due 12/01/2027		10	10
5.600% due 09/01/2028		79	80

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		1,950	1,710
4.000% due 04/01/2056 - 06/01/2056		73,810	69,611
4.500% due 05/01/2056		24,660	23,777
5.000% due 04/01/2056 - 05/01/2056		114,960	113,257
5.500% due 04/01/2056		14,410	14,479
6.000% due 05/01/2056 - 07/01/2056		240,050	244,320
6.500% due 05/01/2056 - 06/01/2056		219,940	227,353

Total U.S. Government Agencies (Cost $1,129,965)			1,128,308

U.S. TREASURY OBLIGATIONS 2.8%

U.S. Treasury Bonds
4.625% due 05/15/2044 (f)(h)		13,000	12,612
4.875% due 08/15/2045		346	345

U.S. Treasury Notes
3.875% due 07/31/2030 (f)(h)		18,700	18,671
4.250% due 08/15/2035 (h)		549	547

Total U.S. Treasury Obligations (Cost $32,654)			32,175

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%

Adjustable Rate Mortgage Trust
4.897% due 01/25/2036 ~		90	71

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		26	15

Angel Oak Mortgage Trust
4.800% due 11/26/2068 þ		1,459	1,452

APS Resecuritization Trust
4.071% due 08/28/2054 ~		531	530

Avon Finance
4.645% due 12/28/2049 •	GBP	2,381	3,154

Banc of America Funding Trust
4.170% due 12/20/2046 •		$61	56
4.210% due 04/20/2047 •		3	2
4.350% due 06/20/2047 •		158	132
6.412% due 10/25/2036 þ		1,401	1,268

Bear Stearns ALT-A Trust
4.293% due 01/25/2036 •		4	4
5.158% due 05/25/2035 ~		1	1

Bear Stearns ARM Trust
4.819% due 07/25/2034 ~		4	4
5.792% due 01/25/2033 ~		23	23
5.910% due 04/25/2033 ~		1	1
6.375% due 08/25/2033 ~		1	1

Bear Stearns Structured Products, Inc. Trust
4.788% due 01/26/2036 ~		55	40

Bella Vista Mortgage Trust
4.389% due 01/22/2045 •		445	430

BINOM Securitization Trust
3.000% due 02/25/2061 ~		767	715

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		1,911	1,714
3.250% due 08/25/2064 ~		2,499	2,223
3.375% due 12/25/2064 ~		4,815	4,312
4.912% due 05/25/2055 •		1,177	1,180

Chase Mortgage Finance Trust
6.870% due 02/25/2037 ~		17	17

ChaseFlex Trust
4.393% due 07/25/2037 •		337	299

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043% due 01/25/2036 •		$84	$82
4.043% due 06/25/2036 •		133	130

CHL Mortgage Pass-Through Trust
4.453% due 02/25/2035 •		1	1
4.593% due 09/25/2034 •		25	24
6.224% due 02/20/2036 •		4	4

Citigroup Mortgage Loan Trust, Inc.
6.480% due 10/25/2035 •		5	6
6.490% due 05/25/2035 •		2	2

Countrywide Alternative Loan Trust
4.122% due 05/25/2036 ~		103	92
4.153% due 05/25/2047 •		92	86
4.173% due 09/25/2046 •		281	278
4.193% due 08/25/2037 •		10	6
4.293% due 05/25/2035 •		2,338	1,710
4.353% due 02/25/2037 •		517	434
4.430% due 12/20/2035 •		36	34
4.433% due 11/25/2035 •		191	178
4.859% due 12/25/2035 •		5	4
5.419% due 08/25/2035 •		1,021	952
5.500% due 11/25/2035		4	2
6.000% due 06/25/2047		3,258	1,629
6.250% due 08/25/2036		123	64

Cross Mortgage Trust
5.129% due 09/25/2069 ~		3,111	3,113

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.453% due 02/25/2036 •		799	805
5.293% due 10/25/2047 •		171	134

Eurohome U.K. Mortgages PLC
4.015% due 06/15/2044 •	GBP	1	2

First Horizon Alternative Mortgage Securities Trust
4.502% due 08/25/2035 ~		$76	62

Government National Mortgage Association REMICS
4.443% due 09/20/2075 •		4,965	5,012

GreenPoint Mortgage Pass-Through Certificates
6.745% due 10/25/2033 ~		8	8

GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~		15	13
6.000% due 05/25/2037		164	115

HarborView Mortgage Loan Trust
4.011% due 07/19/2047 •		162	158
4.201% due 12/19/2036 •		50	42
4.291% due 01/19/2036 •		319	204
4.331% due 03/19/2035 •		667	650

IndyMac INDX Mortgage Loan Trust
3.468% due 01/25/2036 ~		72	66
4.193% due 11/25/2046 •		7,103	6,919
4.433% due 07/25/2045 •		3	2

JP Morgan Mortgage Trust
5.182% due 04/25/2037 ~		3	2
5.750% due 01/25/2036		10	5

Legacy Mortgage Asset Trust
6.250% due 07/25/2067 þ		997	998

Lehman XS Trust
4.193% due 07/25/2047 •		3,218	3,241
4.293% due 08/25/2037 •		39	38

MASTR Adjustable Rate Mortgages Trust
4.571% due 10/25/2033 ~		32	29
4.659% due 12/25/2046 •		3,777	3,182

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.227% due 12/15/2030 •		34	33

Merrill Lynch Alternative Note Asset Trust
4.193% due 03/25/2037 •		428	99

Merrill Lynch Mortgage Investors Trust
5.449% due 05/25/2033 ~		2	2

Merrion Square Residential DAC
3.019% due 03/24/2081 •	EUR	3,184	3,691

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		$1,166	1,131
3.500% due 10/25/2059 ~		30	28

Nomura Resecuritization Trust
4.693% due 03/25/2037 •		1,522	1,486

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	83

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OBX Trust
5.441% due 05/25/2065 ~	$1,713	$1,720

PHH Alternative Mortgage Trust
4.113% due 02/25/2037 •	119	88

RALI Trust
4.133% due 01/25/2037 •	119	107
4.163% due 08/25/2036 •	579	538

Residential Asset Securitization Trust
6.000% due 09/25/2036	908	255
6.000% due 05/25/2037	324	157
6.250% due 07/25/2036	308	225

Sequoia Mortgage Trust
4.190% due 07/20/2036 •	73	63
4.210% due 06/20/2036 •	80	76

Structured Adjustable Rate Mortgage Loan Trust
3.859% due 01/25/2035 ~	14	14
3.906% due 11/25/2035 ~	33	31
4.113% due 10/25/2035 •	921	891
4.443% due 08/25/2035 ~	33	29
4.676% due 09/25/2035 ~	20	18
5.259% due 01/25/2035 •	69	64

Structured Asset Mortgage Investments II Trust
3.469% due 05/25/2047 ~	1,915	1,541
4.353% due 02/25/2036 •	29	25
4.491% due 02/19/2035 •	1	1

WaMu Mortgage Pass-Through Certificates Trust
3.534% due 01/25/2037 ~	357	313
3.871% due 12/25/2046 •	208	193
4.260% due 12/25/2036 ~	117	109
4.285% due 06/25/2037 ~	789	711
4.333% due 12/25/2045 •	1,333	1,348
4.373% due 10/25/2045 •	7	7
4.433% due 01/25/2045 •	54	53
4.669% due 07/25/2047 •	28	24
4.739% due 10/25/2046 •	312	278
4.849% due 06/25/2046 •	2,351	2,203
4.859% due 02/25/2046 •	195	182
5.359% due 10/25/2046 •	41	40

Washington Mutual Mortgage Pass-Through Certificates Trust
4.609% due 02/25/2047 •	135	129
6.000% due 07/25/2036	1,028	793

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	67	59
6.578% due 07/25/2037 ~	1,214	1,149

Total Non-Agency Mortgage-Backed Securities (Cost $67,843)		68,066

ASSET-BACKED SECURITIES 19.6%

AUTOMOBILE SEQUENTIAL 1.0%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	2,200	2,241

Carvana Auto Receivables Trust
5.620% due 01/10/2029	155	156

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	111	111

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	849	854

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	5,000	5,074
5.490% due 06/25/2027	400	401

Lendbuzz Securitization Trust
7.500% due 12/15/2028	2,718	2,762

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	237	238

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	164	165

		12,002

CMBS OTHER 3.4%

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •	3,400	3,398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BDS LLC
5.248% due 10/17/2042 •	$5,250	$5,234

MF1 LLC
5.252% due 02/18/2040 •	5,800	5,786

MF1 Ltd.
5.244% due 10/16/2036 •	4,600	4,599
5.427% due 02/19/2037 •	5,900	5,911
5.544% due 10/16/2036 •	4,600	4,605

Starwood Ltd.
5.472% due 11/15/2038 •	9,100	9,082

		38,615

HOME EQUITY OTHER 6.7%

ABFC Trust
4.843% due 03/25/2034 •	1,264	1,229

ACE Securities Corp. Home Equity Loan Trust
4.408% due 12/25/2035 •	2,820	2,711

Argent Securities Trust
3.903% due 09/25/2036 •	75	24

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.642% due 02/25/2034 •	474	513
3.666% due 01/25/2034 •	91	88

Asset-Backed Securities Corp. Home Equity Loan Trust
3.021% due 03/25/2036 •	9,374	8,456

Bear Stearns Asset-Backed Securities I Trust
4.113% due 08/25/2036 •	548	537
4.813% due 10/25/2035 •	420	422

C-BASS Trust
3.913% due 11/25/2036 •	18	8

Carrington Mortgage Loan Trust
4.053% due 02/25/2037 •	269	260

Citigroup Mortgage Loan Trust, Inc.
4.093% due 12/25/2036 •	322	120
4.113% due 09/25/2036 •	2,303	1,783
4.693% due 09/25/2035 •	4,687	4,567

Countrywide Asset-Backed Certificates
4.293% due 01/25/2046 •	5,766	5,517

Countrywide Asset-Backed Certificates Trust
4.043% due 06/25/2047 •	1,066	1,042
4.073% due 12/25/2046 •	887	835
4.193% due 06/25/2037 •	1,893	1,938
4.313% due 12/25/2036 •	3,165	3,059
4.378% due 05/25/2036 •	798	783

Fremont Home Loan Trust
3.913% due 01/25/2037 •	10	4
4.453% due 01/25/2036 •	24	24

GSAA Home Equity Trust
4.033% due 06/25/2036 •	64	11

GSAMP Trust
3.883% due 01/25/2037 •	1,942	1,196
4.053% due 12/25/2046 •	1,246	659
4.093% due 12/25/2046 •	28	14
4.253% due 01/25/2037 •	4,200	3,735

Home Equity Asset Trust
5.393% due 12/25/2034 •	399	399

HSI Asset Securitization Corp. Trust
4.013% due 12/25/2036 •	872	209
4.258% due 03/25/2036 •	7,608	6,987

JP Morgan Mortgage Acquisition Trust
4.093% due 07/25/2036 •	60	29

Long Beach Mortgage Loan Trust
4.233% due 02/25/2036 •	60	60
4.353% due 10/25/2034 •	14	14
4.768% due 04/25/2035 •	3	3

MASTR Asset-Backed Securities Trust
3.328% due 10/25/2036 •	272	130
4.273% due 03/25/2036 •	39	23

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 01/25/2037 •	3,184	1,223
3.923% due 02/25/2037 •	638	578
4.043% due 03/25/2037 •	2,439	987
4.073% due 08/25/2036 •	384	191
4.723% due 07/25/2035 •	69	68

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Home Equity Loan Trust
3.963% due 04/25/2037 •		$1,474	$754

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ		672	216

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.453% due 10/25/2036 •		157	28

NovaStar Mortgage Funding Trust
4.053% due 03/25/2037 •		4,003	2,628
4.113% due 10/25/2036 •		211	97

Option One Mortgage Loan Trust Asset-Backed Certificates
4.528% due 11/25/2035 •		6,767	5,979

Ownit Mortgage Loan Trust
4.693% due 10/25/2036 •		23	23

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.009% due 07/25/2035 •		3,200	2,871
5.518% due 02/25/2035 •		3,359	3,147

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		1,346	1,345
6.147% due 06/25/2044 þ		532	536

Residential Asset Mortgage Products Trust
4.858% due 05/25/2035 •		1,789	1,757

Securitized Asset-Backed Receivables LLC Trust
4.513% due 10/25/2035 •		304	272

SG Mortgage Securities Trust
4.153% due 02/25/2036 •		8,133	3,969

Soundview Home Loan Trust
3.873% due 06/25/2037 •		51	34
4.258% due 02/25/2036 •		112	106
4.313% due 02/25/2037 •		134	36

Structured Asset Securities Corp. Mortgage Loan Trust
3.953% due 03/25/2036 •		1,092	1,057
4.213% due 02/25/2037 •		898	885

WaMu Asset-Backed Certificates Trust
4.033% due 05/25/2037 •		396	359

			76,535

HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
4.233% due 01/25/2037 •		2,149	1,203

Morgan Stanley Mortgage Loan Trust
4.513% due 04/25/2037 •		34	9

			1,212

WHOLE LOAN COLLATERAL 0.7%

Pretium Mortgage Credit Partners LLC
5.732% due 08/25/2055 þ		3,753	3,764

Securitized Asset-Backed Receivables LLC Trust
4.293% due 05/25/2036 •		7,058	3,788

Specialty Underwriting & Residential Finance Trust
4.393% due 12/25/2036 •		417	408

			7,960

OTHER ABS 7.7%

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		666	646

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		300	288

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		300	287

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		400	382

Arbour CLO VI DAC
3.134% due 11/15/2037 •	EUR	4,200	4,855

Arbour CLO XIII DAC
3.154% due 08/15/2038 •		4,600	5,301

Atlas Senior Loan Fund XV Ltd.
4.891% due 10/23/2032 •		$1,344	1,346

84	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barings Euro CLO DAC
3.426% due 08/15/2039 •	EUR	3,100	$3,576

Black Diamond CLO DAC
2.964% due 05/15/2032 •		749	867

Capital Four U.S. CLO I Ltd.
4.805% due 01/18/2035 •		$1,800	1,797

CarVal CLO I Ltd.
4.901% due 07/16/2031 •		2,374	2,377

CBAMR Ltd.
5.302% due 07/15/2037 •		3,300	3,309

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		300	291

Contego CLO III BV
3.297% due 04/15/2038 •	EUR	1,700	1,964

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		1,500	1,732

CVC Cordatus Loan Fund XXX DAC
3.229% due 05/15/2037 •		1,980	2,287

CVC Cordatus Loan Fund XXXIII DAC
3.401% due 03/24/2038 •		5,100	5,882

Fair Oaks Loan Funding V DAC
3.251% due 10/15/2036 •		800	924

Gallatin CLO VIII Ltd.
5.584% due 07/15/2031 •		$2,700	2,708

Harvest CLO XXI DAC
1.040% due 07/15/2031	EUR	270	308

ICG Euro CLO DAC
3.320% (EUR003M + 1.290%) due 01/26/2038 ~		4,000	4,622

Invesco Euro CLO III DAC
3.136% due 10/30/2038 •		1,500	1,733

Jubilee CLO DAC
2.666% due 04/15/2031 •		420	486

Madison Park Euro Funding XIV DAC
2.816% due 07/15/2032 •		1,782	2,057

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •		$3,000	3,004

Nelnet Student Loan Trust
4.670% due 06/22/2065		3,587	3,551
5.023% due 06/22/2065 •		2,690	2,713
5.873% due 02/20/2041 •		212	216
6.640% due 02/20/2041		212	219

Ocean Trails CLO X
5.372% due 10/15/2034 •		2,000	2,002

OZLM XXIV Ltd.
5.379% due 07/20/2032 •		2,500	2,503
5.629% due 07/20/2032 •		1,500	1,503

Pagaya AI Debt Grantor Trust
4.497% due 04/15/2033		1,100	1,096

Penta CLO 9 DAC
2.880% due 07/25/2036 •	EUR	2,500	2,882

Post CLO Ltd.
4.752% due 10/15/2034 •		$2,700	2,703

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		300	286

SMB Private Education Loan Trust
5.122% due 03/15/2056 •		2,597	2,623
5.222% due 11/15/2052 •		343	347

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		1,033	999

Toro European CLO 6 DAC
2.951% due 01/12/2032 •	EUR	7,763	8,981

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Whetstone Park CLO Ltd.
4.738% due 01/20/2035 •		$3,300	$3,298

			88,951

Total Asset-Backed Securities (Cost $229,191)			225,275

SOVEREIGN ISSUES 10.4%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	610,000	642
5.800% due 10/01/2029		270,000	297

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (b)	BRL	46,100	8,619
0.000% due 10/01/2026 (b)		74,400	13,456

Colombia Government International Bonds
5.000% due 06/15/2045		$1,100	792
6.500% due 01/21/2033		300	294
8.375% due 11/07/2054		1,400	1,450

Colombia TES
9.250% due 05/28/2042	COP	373,500	76
11.000% due 08/22/2029		5,050,000	1,273
11.500% due 07/25/2046		248,500	60
11.750% due 01/24/2035		79,155,600	19,626
12.000% due 03/13/2058		133,500	33
12.750% due 11/28/2040		1,594,500	423

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	205,000	441

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,300	5,334

Ecuador Government International Bonds
0.000% due 07/31/2030 (b)		1,260	1,056

Egypt Government Bonds
19.698% due 10/14/2030	EGP	76,600	1,380

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	1,600	1,597

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	660,000	3,227

Peru Government Bonds
6.150% due 08/12/2032	PEN	4,400	1,322
6.850% due 08/12/2035		48,800	14,319
7.300% due 08/12/2033		21,600	6,801
7.600% due 08/12/2039		1,000	298

Peru Government International Bonds
5.400% due 08/12/2034		19,500	5,324
6.150% due 08/12/2032		21,400	6,431
6.950% due 08/12/2031		2,160	673

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	165,230	7,849
7.000% due 02/28/2031		37,580	2,081
8.000% due 01/31/2030		27,600	1,614
8.250% due 03/31/2032		16,600	958
8.500% due 01/31/2037		21,300	1,177
8.875% due 02/28/2035		108,500	6,302

Romania Government International Bonds
6.750% due 07/11/2039	EUR	2,100	2,428

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	400	9
39.740% (BISTREFI) due 08/19/2026 ~		300	7
39.740% (BISTREFI) due 05/17/2028 ~		49,900	1,119
40.299% (BISTREFI) due 09/06/2028 ~		43,800	982

Total Sovereign Issues (Cost $118,707)			119,770

		SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 3.7%

iShares Core S&P 500 ETF		65,142	$42,551

Total Exchange-Traded Funds (Cost $43,800)			42,551

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.2%

COMMERCIAL PAPER 1.0%

Crown Castle, Inc.
4.180% due 04/16/2026		$2,400	2,396
4.200% due 04/14/2026		8,900	8,885

			11,281

REPURCHASE AGREEMENTS (d) 15.1%
			174,200

SHORT-TERM NOTES 0.1%

Pagaya AI Debt Grantor Trust
4.248% due 09/15/2026		1,024	1,024

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (b)(c)	EGP	1,150	18

U.S. TREASURY BILLS 0.0%
3.699% due 04/21/2026 (b)(c)		$100	100

Total Short-Term Instruments (Cost $186,628)			186,623

Total Investments in Securities (Cost $1,857,170)			1,851,014

		SHARES
INVESTMENTS IN AFFILIATES 15.0%

SHORT-TERM INSTRUMENTS 15.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.0%

PIMCO Short Asset Portfolio		17,034,593	167,195

PIMCO Short-Term Floating NAV Portfolio III		549,778	5,354

Total Short-Term Instruments (Cost $171,883)			172,549

Total Investments in Affiliates (Cost $171,883)			172,549

Total Investments 175.9% (Cost $2,029,053)			$2,023,563

Financial Derivative Instruments (e)(g) 8.3% (Cost or Premiums, net $30,903)			96,055

Other Assets and Liabilities, net (84.2)%			(969,110)

Net Assets 100.0%			$1,150,508

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	85

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$100	U.S. Treasury Notes 4.125% due 03/31/2029	$(102)	$100	$100
	3.710	03/31/2026	04/01/2026	88,400	U.S. Treasury Notes 4.125% due 03/31/2029	(90,288)	88,400	88,409
SAL	3.670	04/01/2026	04/02/2026	80,400	U.S. Treasury Notes 3.625% due 03/31/2028	(82,078)	80,400	80,400
	3.720	03/31/2026	04/01/2026	5,300	U.S. Treasury Bills 0.000% due 04/28/2026	(5,408)	5,300	5,301

Total Repurchase Agreements						$(177,876)	$174,200	$174,210

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.1)%
Government National Mortgage Association, TBA	3.000%	05/01/2056	$36,100	$(31,989)	$(32,206)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	24,910	(19,955)	(20,059)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	34,430	(28,835)	(28,939)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	34,510	(31,458)	(31,569)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2056	23,000	(21,926)	(21,687)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	4,170	(4,204)	(4,184)

Total Short Sales (12.1)%				$(138,367)	$(138,644)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$88,509	$0	$0	$88,509	$(90,390)	$(1,881)
SAL	85,701	0	0	85,701	(87,486)	(1,785)

Total Borrowings and Other Financing Transactions	$174,210	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(7,859) at a weighted average interest rate of 4.002%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	136	$136	$58	$10

Total Purchased Options					$58	$10

86	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month CORRA March Futures	06/2027	51	$8,901	$(19)	$10	$0
3-Month SONIA March Futures	06/2027	341	107,917	158	141	0
30-Day Federal Fund May Futures	05/2026	108	43,363	(173)	0	0
Australia Government 10-Year Bond June Futures	06/2026	181	13,456	(83)	127	0
California Carbon Allowance Vintage December Futures	12/2026	145	4,186	(649)	0	(38)
Euro-Bund June Futures	06/2026	494	71,596	(1,788)	520	0
Euro-Buxl 30-Year Bond June Futures	06/2026	1	127	(2)	2	0
U.S. Treasury 2-Year Note June Futures	06/2026	415	86,090	(640)	32	0
U.S. Treasury 5-Year Note June Futures	06/2026	1,592	172,222	(1,370)	224	0
U.S. Treasury 10-Year Note June Futures	06/2026	833	92,502	(1,675)	195	0
U.S. Treasury Long-Term Bond June Futures	06/2026	159	18,106	(593)	60	0

				$(6,834)	$1,311	$(38)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR June Futures	06/2027	13	$(3,650)	$24	$0	$(5)
3-Month SOFR Active Contract March Futures	06/2027	15	(3,614)	17	0	(1)
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	117	(36,926)	1,980	0	(1,212)
Australia Government 3-Year Bond June Futures	06/2026	26	(1,859)	5	0	(8)
Euro-Oat June Futures	06/2026	514	(70,515)	2,237	0	(654)
Japan Government 10-Year Bond June Futures	06/2026	49	(40,233)	488	9	(86)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	116	(13,168)	301	0	(34)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	122	(14,221)	(161)	0	(27)

				$4,891	$9	$(2,027)

Total Futures Contracts				$(1,943)	$1,320	$(2,065)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.317%	$ 2,100	$27	$(16)	$11	$0	$0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.970	100	0	0	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054	1,900	21	(7)	14	0	0

						$48	$(23)	$25	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	(1.000)%	Quarterly	06/20/2031	$	111,110	$(1,691)	$(264)	$(1,955)	$0	$(241)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	1,120	(18)	0	(18)	0	(1)

						$(1,709)	$(264)	$(1,973)	$0	$(242)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	990	$73	$(14)	$59	$8	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		99	7	(1)	6	1	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		7,700	327	54	381	44	0

						$407	$39	$446	$53	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	87

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	80,400	$(391)	$(1,703)	$(2,094)	$250	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	3	1	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	12	11	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		500	(1)	(21)	(22)	2	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		9,500	(279)	(127)	(406)	40	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		24,200	(324)	(942)	(1,266)	97	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		4,840	229	71	300	0	(24)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	3,233,700	(222)	(250)	(472)	71	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		1,640,000	(1,035)	(16)	(1,051)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$	47,200	(79)	84	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		210	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		4,700	(54)	140	86	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,600	0	7	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		13,780	0	25	25	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	(1)	(1)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		179,560	(724)	198	(526)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,500	(3)	(11)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		12,260	389	(2)	387	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		39,310	(830)	627	(203)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		51,650	(857)	546	(311)	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		21,700	142	2,666	2,808	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		14,500	42	(113)	(71)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		8,400	1,178	(120)	1,058	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		5,980	(63)	52	(11)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		27,920	(633)	572	(61)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		16,410	10	14	24	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		17,500	(81)	104	23	20	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		17,400	(84)	83	(1)	20	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		9,030	156	(24)	132	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		1,500	(29)	32	3	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		67,600	4,419	(681)	3,738	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		500	(2)	(15)	(17)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		600	(3)	(5)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		300	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		700	(3)	(2)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		500	(2)	2	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		12,750	71	(1)	70	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		170	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	12	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		500	(2)	12	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	15	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		500	(2)	17	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		240	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		250	(1)	12	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		400	(2)	20	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		500	(2)	22	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		1,100	(4)	9	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		800	(3)	7	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,100	(5)	4	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		500	(2)	4	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		43,600	(272)	478	206	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		300	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		800	(3)	11	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		600	(2)	4	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		400	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		500	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		700	(2)	7	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		800	(2)	8	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		1,100	(3)	9	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		1,000	(3)	19	16	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		500	(1)	11	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		400	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		800	(2)	19	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		300	(1)	(3)	(4)	0	0

88	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.890%	Annual	03/03/2035	$	450	$(2)	$(1)	$(3)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		700	(3)	(2)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		900	(3)	(1)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		600	(2)	(2)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		800	(2)	(3)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,100	(3)	(10)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,500	(4)	(9)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		900	(3)	(2)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		1,400	(7)	(6)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		102,360	220	656	876	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		10,020	(155)	246	91	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	0.982	Semi-Annual	02/15/2036		5,500	(1)	1,450	1,449	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		1,500	(3)	17	14	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		1,300	(3)	12	9	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		5,162	87	(27)	60	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		25,200	(170)	474	304	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		10,900	166	606	772	27	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		11,300	2,127	3,522	5,649	29	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		7,330	0	(130)	(130)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		7,620	0	(126)	(126)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,540	514	1,796	2,310	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		6,900	(155)	946	791	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		32,450	502	3,100	3,602	114	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		26,970	(2,312)	(692)	(3,004)	0	(101)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		8,970	227	382	609	33	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		3,490	(142)	56	(86)	0	(13)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		3,180	(24)	0	(24)	0	(14)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	4,200	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		46,600	1	(85)	(84)	0	(4)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		8,100	0	(10)	(10)	2	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		48,300	0	(159)	(159)	56	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		80,800	0	(239)	(239)	94	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		87,700	0	(223)	(223)	102	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		29,700	0	(139)	(139)	0	(16)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		2,400	0	(11)	(11)	0	(1)
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		36,100	0	(125)	(125)	48	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	16,200	122	(201)	(79)	161	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	5,100	1	21	22	5	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		700	0	3	3	1	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		300	0	1	1	0	0
Pay(6)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		210	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	23,800	(102)	(398)	(500)	178	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		15,800	313	(725)	(412)	138	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	245,000	0	4	4	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		202,000	0	3	3	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		356,600	0	5	5	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	1,200	(1)	(2)	(3)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		28,320	(1)	(7)	(8)	0	(2)
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		3,900	0	(1)	(1)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		1,600	0	0	0	0	0
Receive(6)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		1,000	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	800	(1)	20	19	0	(3)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		700	(1)	4	3	0	(3)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		400	(1)	4	3	0	(2)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		2,730	12	(66)	(54)	12	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		400	0	(9)	(9)	2	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		500	(2)	(11)	(13)	0	(3)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		370	(1)	(5)	(6)	0	(3)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(5)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(5)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		300	(1)	(4)	(5)	0	(2)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		500	(2)	(3)	(5)	0	(3)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		600	(2)	0	(2)	0	(4)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	2	1	0	(3)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		400	(1)	4	3	0	(3)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	3	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		600	(2)	14	12	0	(4)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	28	27	0	(4)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		400	(1)	(21)	(22)	3	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		500	(1)	(34)	(35)	4	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	89

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.400%	Annual	02/12/2035	EUR	400	$(1)	$23	$22	$0	$(3)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(10)	(11)	2	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		600	(2)	(28)	(30)	5	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		500	(1)	(18)	(19)	4	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		400	(1)	(18)	(19)	3	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		500	(1)	(17)	(18)	4	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		500	(2)	18	16	0	(4)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		400	(2)	14	12	0	(3)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		500	(2)	16	14	0	(4)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		500	(2)	17	15	0	(4)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		400	(1)	16	15	0	(3)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		57,840	(1,567)	(537)	(2,104)	511	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		39,130	915	71	986	0	(437)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	7,000	(133)	8	(125)	14	0
Receive	CPURNSA	2.520	Maturity	03/27/2030	$	19,900	0	28	28	0	(13)
Receive	CPURNSA	2.480	Maturity	04/11/2030		3,650	0	33	33	0	(2)
Receive	CPURNSA	2.598	Maturity	09/28/2032		1,300	4	(2)	2	0	(1)
Receive	CPURNSA	2.390	Maturity	04/10/2035		34,000	0	104	104	0	(10)
Receive	CPURNSA	2.453	Maturity	07/20/2052		2,500	38	(49)	(11)	3	0
Receive	CPURNSA	2.424	Maturity	10/30/2055		4,100	0	(73)	(73)	6	0

							$1,015	$11,417	$12,432	$2,175	$(1,258)

Total Swap Agreements							$(239)	$11,169	$10,930	$2,228	$(1,500)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$10	$1,320	$2,255	$3,585	$0	$(2,065)	$(1,500)	$(3,565)

(f)

Securities with an aggregate market value of $13,956 and cash of $19,110 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $27 for closed swap agreements is outstanding at period end.

90	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	10,798		$7,883	$120	$0
	04/2026	SGD	63		50	1	0
	04/2026		$1,269	GBP	959	0	0
	05/2026	GBP	959		$1,269	0	0

BOA	04/2026	BRL	2,900		555	0	(4)
	04/2026	CAD	341		249	4	0
	04/2026	CLP	147,081		170	11	0
	04/2026	CNH	3,310		480	0	(1)
	04/2026	COP	3,447,422		898	0	(39)
	04/2026	EUR	217		256	6	0
	04/2026	IDR	13,202,000		780	2	0
	04/2026	INR	159,726		1,701	14	0
	04/2026	JPY	141,960		890	0	(5)
	04/2026	KRW	1,623,863		1,105	28	0
	04/2026	PHP	6,564		110	2	0
	04/2026	PLN	2,613		707	3	0
	04/2026	SGD	1,299		1,016	6	0
	04/2026	THB	658		21	1	0
	04/2026	TWD	30,323		950	3	0
	04/2026		$553	BRL	2,900	7	0
	04/2026		170	CNH	1,172	0	0
	04/2026		107	COP	398,582	1	0
	04/2026		771	CZK	16,275	1	(5)
	04/2026		257	HUF	87,252	5	0
	04/2026		1,731	INR	162,734	2	(1)
	04/2026		220	MXN	4,060	6	0
	04/2026		626	PLN	2,286	1	(11)
	04/2026		370	TWD	11,810	0	(1)
	04/2026		342	ZAR	5,890	5	0
	05/2026		890	JPY	141,533	5	0
	06/2026	CAD	600		$438	5	0
	06/2026	ILS	5,095		1,649	25	0
	06/2026	MXN	17,043		951	6	0
	06/2026	NZD	200		118	2	0
	06/2026	PHP	12,080		200	2	0
	06/2026	SGD	381		300	2	0
	06/2026		$71	AUD	100	0	(2)
	06/2026		45	BRL	240	1	0
	06/2026		556	CLP	477,333	0	(40)
	06/2026		233	ILS	728	0	(1)
	06/2026		284	MXN	5,159	2	0
	06/2026		104	NOK	1,000	0	(1)
	10/2026	BRL	3,100		$567	0	(6)

BPS	04/2026		31,595		5,959	0	(141)
	04/2026	CLP	109,432		122	4	0
	04/2026	CNH	1,104		161	0	0
	04/2026	COP	4,298,382		1,122	0	(47)
	04/2026	ILS	4,966		1,608	29	0
	04/2026	INR	35,446		375	0	(1)
	04/2026	KRW	1,980,023		1,324	9	(1)
	04/2026	SEK	1,110		120	3	0
	04/2026	THB	118,528		3,666	69	(2)
	04/2026	TWD	8,492		265	0	0
	04/2026		$2,744	AUD	3,915	0	(43)
	04/2026		6,013	BRL	31,596	87	0
	04/2026		516	CLP	471,732	0	(7)
	04/2026		248	COP	921,319	1	0
	04/2026		5,817	IDR	98,422,179	0	(19)
	04/2026		1,044	ILS	3,308	8	0
	04/2026		1,059	INR	98,370	0	(20)
	04/2026		677	KRW	1,011,474	1	(6)
	04/2026		2,070	PHP	122,963	0	(42)
	04/2026		2,267	PLN	8,173	0	(65)
	04/2026		1,862	THB	59,154	0	(67)
	04/2026		3,213	TWD	102,697	1	(8)
	04/2026		134	ZAR	2,277	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	91

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	ILS	3,304		$1,044	$0	$(8)
	05/2026	INR	253,614		2,680	0	(11)
	05/2026	TWD	58,195		1,806	0	(8)
	05/2026		$1,050	BRL	5,512	8	0
	05/2026		1,343	IDR	22,858,367	3	0
	05/2026		270	THB	8,864	0	(1)
	06/2026	CLP	852,931		$961	40	0
	06/2026	IDR	4,558,612		271	3	0
	06/2026		$743	BRL	3,947	9	0
	06/2026		3,364	IDR	56,617,127	0	(35)
	06/2026		60	NZD	100	0	(2)
	07/2026	BRL	8,500		$1,579	0	(28)
	07/2026		$2,663	BRL	14,308	43	0
	08/2026		1,302	ZAR	21,616	0	(38)
	10/2026	BRL	20,500		$3,740	0	(55)

BRC	04/2026	CAD	16		12	0	0
	04/2026	IDR	4,698,064		276	0	0
	04/2026	MYR	356		90	2	0
	04/2026	SGD	601		470	3	0
	04/2026	TRY	258,704		5,695	0	(62)
	04/2026	TWD	11,855		369	0	(2)
	04/2026		$280	IDR	4,698,064	0	(4)
	04/2026		376	MYR	1,484	0	(9)
	04/2026		133	NOK	1,275	0	(1)
	04/2026		952	PLN	3,421	0	(30)
	04/2026		2,127	SEK	19,296	0	(88)
	04/2026		1,234	TRY	56,047	12	0
	04/2026		369	TWD	11,862	2	0
	04/2026	ZAR	59,318		$3,625	124	0
	05/2026	TRY	15,243		327	0	(2)
	05/2026		$12	CAD	16	0	0
	05/2026		23	CHF	19	0	0
	06/2026	IDR	1,689,370		$99	0	0
	06/2026	ILS	72		23	0	0
	06/2026	THB	6,508		200	1	0
	06/2026		$74	CAD	100	0	(2)
	06/2026		90	IDR	1,518,825	0	(1)

BSH	04/2026	BRL	42,100		$7,950	0	(178)
	04/2026	GBP	2,816		3,748	21	0
	04/2026	JPY	784,661		4,915	0	(29)
	04/2026		$8,107	BRL	42,100	21	0
	04/2026		9,709	NZD	16,818	0	(45)
	04/2026		3,240	PLN	11,718	0	(83)
	05/2026	NZD	16,818		$9,720	45	0
	05/2026	PEN	8,549		2,506	56	0
	05/2026		$3,748	GBP	2,816	0	(21)
	05/2026		4,915	JPY	782,297	29	0
	07/2026	PEN	16,966		$5,039	190	0
	10/2026	BRL	44,900		8,288	0	(22)
	12/2026	PEN	18,756		5,539	217	0

CBK	04/2026	BRL	2,948		565	0	(4)
	04/2026	CAD	2,018		1,482	31	0
	04/2026	CLP	821,550		900	13	0
	04/2026	CNH	1,137		165	0	0
	04/2026	COP	2,250,208		592	0	(20)
	04/2026	EUR	2,780		3,224	13	(2)
	04/2026	GBP	1,722		2,301	22	0
	04/2026	IDR	13,168,357		778	2	0
	04/2026	INR	1,258,907		13,469	171	0
	04/2026	JPY	42,400		271	4	0
	04/2026	KRW	300,542		205	5	0
	04/2026	NOK	7,700		806	11	0
	04/2026	PEN	138		40	0	0
	04/2026	PHP	29,088		481	2	0
	04/2026	SEK	9,095		977	16	0
	04/2026	THB	74		2	0	0
	04/2026	TWD	35,567		1,126	15	0
	04/2026		$560	BRL	2,948	9	0
	04/2026		62	CLP	56,599	0	(1)
	04/2026		509	CNH	3,506	0	0

92	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$9,578	COP	35,620,314	$110	$(2)
	04/2026		253	CZK	5,369	0	0
	04/2026		1,050	EUR	909	0	0
	04/2026		80	HUF	27,288	2	0
	04/2026		276	IDR	4,687,170	0	0
	04/2026		32,833	INR	3,027,347	26	(790)
	04/2026		850	NOK	8,220	0	(1)
	04/2026		560	PEN	1,926	0	(7)
	04/2026		170	PLN	610	0	(6)
	04/2026		619	SEK	5,585	0	(29)
	04/2026		1,170	THB	38,031	0	(16)
	05/2026	THB	15,398		$498	29	0
	06/2026	CLP	483,251		556	34	0
	06/2026	COP	44,155,136		11,794	9	(39)
	06/2026	ILS	3,527		1,139	15	0
	06/2026		$685	IDR	11,543,789	0	(6)
	06/2026		210	ILS	646	0	(4)
	06/2026		1,056	MXN	18,712	0	(18)
	06/2026		684	PEN	2,362	0	(8)
	06/2026		481	PHP	29,207	0	(2)
	07/2026	PEN	6,475		$1,920	70	0
	08/2026		$665	ZAR	11,843	27	0
	09/2026	COP	15,800,982		$4,078	0	(64)
	09/2026	PEN	18,608		5,382	79	0
	09/2026		$4,048	CLP	3,514,292	0	(252)
	09/2026		452	MXN	8,082	0	(7)
	11/2026	PEN	6,656		$1,945	55	0
	12/2026		1,643		474	8	0

CIB	04/2026	CAD	136		100	2	0
	06/2026	CZK	2,108		100	1	0
	06/2026		$185	JPY	29,200	0	0
	06/2026	ZAR	6,859		$400	0	(3)

DUB	04/2026	CNH	1,037		150	0	(1)
	04/2026	CZK	10,127		480	3	0
	04/2026	ILS	10,019		3,237	49	0
	04/2026	INR	484,088		5,138	33	(7)
	04/2026		$5,326	AUD	7,764	31	0
	04/2026		307	CNH	2,100	0	(2)
	04/2026		97	HUF	32,723	1	0
	04/2026		5,534	INR	521,970	38	(23)
	04/2026		18,941	SGD	24,196	0	(122)
	04/2026		1,123	THB	36,690	0	(10)
	04/2026	ZAR	16		$1	0	0
	05/2026	AUD	7,764		5,324	0	(31)
	05/2026	SGD	24,141		18,941	121	0
	05/2026		$150	CNH	1,035	1	0
	06/2026	HUF	101,683		$300	0	(4)
	06/2026	KZT	59,364		111	0	(10)
	06/2026	PHP	2,556		43	1	0
	06/2026	THB	36,615		1,123	6	0
	06/2026	TWD	1,271		40	0	0
	06/2026		$80	ILS	250	0	(1)
	07/2026	PEN	3,223		$953	31	0

FAR	04/2026	AUD	5,224		3,703	98	0
	04/2026	BRL	3,161		606	0	(5)
	04/2026	CHF	6,986		9,051	315	0
	04/2026	JPY	976,975		6,121	0	(35)
	04/2026	MYR	623		156	3	0
	04/2026	PEN	775		222	0	(1)
	04/2026	SGD	11		8	0	0
	04/2026		$606	BRL	3,161	4	0
	04/2026		613	CHF	472	0	(23)
	04/2026		1,236	GBP	919	0	(20)
	04/2026		1,631	JPY	254,804	0	(25)
	04/2026		79	MYR	312	0	(2)
	04/2026		230	PEN	775	0	(8)
	04/2026		824	PLN	2,972	0	(23)
	04/2026		102	SGD	131	0	(1)
	05/2026	ILS	5,495		$1,736	0	(14)
	05/2026	SGD	130		102	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	93

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026		$6,121	JPY	974,024	$34	$0
	06/2026	ILS	3,626		$1,176	21	0
	06/2026	MXN	13,174		757	27	0
	06/2026	MYR	790		200	4	0
	06/2026	PEN	15,172		4,393	49	0
	06/2026	PHP	616		10	0	0
	06/2026		$544	MXN	9,470	0	(18)
	06/2026		70	PEN	241	0	(1)
	07/2026	PEN	3,182		$941	32	0
	08/2026		$14,222	PEN	48,082	0	(490)
	09/2026	PEN	780		$230	8	0
	09/2026		$367	MXN	6,475	0	(11)

GLM	04/2026	BRL	120,880		$22,323	0	(1,014)
	04/2026	CLP	504,028		550	6	0
	04/2026	ILS	4,917		1,582	17	0
	04/2026	INR	101,739		1,107	28	0
	04/2026	KZT	4,861		10	0	0
	04/2026	MYR	4,035		1,016	19	0
	04/2026	PEN	2,352		700	24	0
	04/2026	THB	7,939		244	3	0
	04/2026	TWD	5,122		160	0	0
	04/2026		$23,098	BRL	120,880	238	0
	04/2026		453	CNH	3,111	0	(1)
	04/2026		58	HUF	19,724	2	0
	04/2026		155	IDR	2,626,885	0	(1)
	04/2026		287	INR	26,487	0	(7)
	04/2026		2,085	MXN	38,378	55	0
	04/2026		3,009	MYR	11,847	0	(81)
	04/2026		673	PEN	2,352	3	0
	04/2026		70	PLN	251	0	(2)
	04/2026		1,322	THB	42,398	0	(35)
	06/2026	BRL	1		$0	0	0
	06/2026	CLP	520,940		590	27	0
	06/2026	COP	379,957		100	0	(2)
	06/2026	IDR	8,226,406		488	4	0
	06/2026	ILS	935		300	2	0
	06/2026	INR	18,936		200	0	0
	06/2026	MXN	5,188		291	3	0
	06/2026	PEN	5,734		1,635	0	(7)
	06/2026	PLN	1,106		300	2	0
	06/2026	THB	19,057		582	0	0
	06/2026		$136	BRL	721	2	0
	06/2026		1,296	IDR	21,976,330	0	(4)
	06/2026		718	ILS	2,242	0	(3)
	06/2026		17,884	MXN	311,937	0	(587)
	07/2026	BRL	29,100		$5,402	0	(103)
	07/2026		$13,849	BRL	74,899	319	0

IND	04/2026	EUR	57,102		$67,425	1,424	0

JPM	04/2026	BRL	69,600		11,781	0	(1,655)
	04/2026	CNH	3,300		478	0	(2)
	04/2026	CZK	6,135		288	0	(1)
	04/2026	EUR	1,022		1,174	0	(8)
	04/2026	INR	252,742		2,688	19	0
	04/2026	KRW	490,559		325	0	(2)
	04/2026	MXN	109,583		6,120	13	0
	04/2026	PHP	10,039		166	1	0
	04/2026	PLN	5,786		1,577	21	(2)
	04/2026	SGD	22,091		17,529	347	0
	04/2026	TWD	20,415		638	1	0
	04/2026		$13,303	BRL	69,600	133	0
	04/2026		1,050	CAD	1,433	0	(20)
	04/2026		3,065	EUR	2,611	0	(47)
	04/2026		288	HUF	96,202	1	0
	04/2026		379	ILS	1,185	0	(2)
	04/2026		2,688	INR	253,175	6	0
	04/2026		274	KRW	413,228	1	(1)
	04/2026		616	MXN	11,350	17	0
	04/2026		1,045	NZD	1,797	0	(12)
	04/2026		655	PHP	39,250	0	(8)
	04/2026		1,041	PLN	3,701	0	(44)

94	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$378	SGD	488	$1	$0
	04/2026		40	TRY	1,824	0	0
	04/2026		638	TWD	20,405	0	0
	04/2026	ZAR	210,829		$12,578	147	(11)
	05/2026	AUD	577		395	0	(2)
	05/2026	SGD	487		379	0	(1)
	05/2026		$158	CNH	1,089	1	0
	06/2026	AUD	800		$560	8	0
	06/2026	CAD	200		147	2	0
	06/2026	GBP	100		133	1	0
	06/2026	IDR	337,597		20	0	0
	06/2026	ILS	3,846		1,240	14	0
	06/2026	MXN	20,708		1,154	6	0
	06/2026	PHP	6,621		109	0	0
	06/2026		$135	GBP	100	0	(2)
	06/2026		132	JPY	20,700	0	(1)
	06/2026		166	PHP	10,089	0	0
	07/2026	BRL	8,500		$1,571	0	(37)
	10/2026		5,900		1,074	0	(18)

MBC	04/2026	AUD	542		374	0	0
	04/2026	CHF	1,747		2,210	25	0
	04/2026	COP	4,178,663		1,129	0	(8)
	04/2026	EUR	1,541		1,778	1	(4)
	04/2026	GBP	1,865		2,489	21	0
	04/2026	JPY	301,998		1,889	0	(14)
	04/2026	NOK	59,744		6,106	0	(64)
	04/2026	SEK	16,620		1,772	16	0
	04/2026	THB	48,551		1,528	54	0
	04/2026		$1,742	AUD	2,513	0	(8)
	04/2026		4,756	GBP	3,563	0	(40)
	04/2026		220	IDR	3,731,494	0	0
	04/2026		3,199	JPY	502,113	2	(37)
	04/2026		5,973	KRW	8,741,464	0	(160)
	04/2026		529	MXN	9,759	15	0
	04/2026		1,744	NOK	16,675	0	(22)
	05/2026	THB	16,003		$518	31	0
	05/2026		$1,889	JPY	301,085	14	0
	05/2026		6,106	NOK	59,749	64	0
	06/2026	COP	3,079,642		$825	0	0
	06/2026	IDR	3,740,317		220	0	0
	06/2026	MXN	1,414		78	0	0
	06/2026		$130	CHF	100	0	(4)
	06/2026		100	SGD	127	0	(1)
	07/2026		1,129	COP	4,275,367	7	0

MYI	04/2026	BRL	3,138		$601	0	(5)
	04/2026	MYR	1,652		420	12	0
	04/2026	PLN	567		160	8	0
	04/2026		$598	BRL	3,138	8	0
	04/2026		90	CAD	124	0	(1)
	04/2026		250	MXN	4,556	4	0
	04/2026		20	MYR	79	0	(1)
	04/2026		576	NOK	5,590	1	0
	06/2026	CHF	400		$511	7	0
	06/2026	EUR	500		582	2	0
	06/2026	GBP	400		536	6	0
	06/2026	NOK	5,800		599	1	0
	06/2026	NZD	500		292	4	0
	06/2026	PHP	2,699		45	1	0
	06/2026	SEK	4,400		474	7	0
	06/2026		$100	COP	376,126	1	0
	06/2026		100	ZAR	1,674	0	(2)

NGF	04/2026		3,717	NOK	35,729	0	(27)
	04/2026		3,188	TRY	145,700	44	0

RBC	04/2026	KRW	286,938		$192	1	0
	04/2026	SGD	255		200	1	0
	04/2026		$192	KRW	286,938	0	(4)

SCX	04/2026	COP	13,886,151		$3,627	0	(149)
	04/2026	INR	4,350		47	1	0
	04/2026	NZD	18,615		11,129	432	0
	04/2026	SGD	7		5	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	95

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	THB	3,272		$103	$3	$0
	04/2026		$9,514	CAD	13,173	0	(45)
	04/2026		1,284	GBP	962	0	(10)
	04/2026		2,949	INR	268,331	0	(115)
	04/2026		2,447	JPY	384,593	0	(24)
	04/2026		609	PLN	2,202	0	(15)
	04/2026		8,939	TWD	285,269	0	(25)
	05/2026	CAD	13,155		$9,514	44	0
	06/2026		$1,453	IDR	24,501,191	0	(13)

SOG	04/2026	EUR	3,268		$3,840	65	(2)
	04/2026		$10,328	CHF	8,279	26	0
	04/2026		72,021	EUR	62,410	116	0
	04/2026		7,104	JPY	1,105,295	0	(139)
	04/2026		204	SEK	1,947	2	0
	05/2026	CHF	8,250		$10,328	0	(26)
	05/2026	EUR	62,410		72,134	0	(113)
	05/2026	SEK	1,944		204	0	(2)
	05/2026		$1,050	EUR	909	2	0
	06/2026	BRL	535		$100	0	(2)
	06/2026	IDR	4,898,317		290	2	0
	06/2026	ILS	2,658		862	14	0
	06/2026	KRW	298,713		200	1	0
	06/2026	MXN	1,797		100	0	0
	06/2026	PEN	57,715		17,130	608	0
	06/2026		$117	EUR	100	0	(1)
	06/2026		121	IDR	2,028,921	0	(1)
	06/2026		97	PEN	331	0	(2)
	06/2026		88	SEK	800	0	(3)

SSB	04/2026	AUD	8,425		$5,996	183	0
	04/2026		$8	JPY	1,296	0	0
	08/2026	COP	24,749,898		$6,489	0	(44)

UAG	04/2026		7,726,365		2,078	0	(24)
	04/2026	CZK	12,398		590	6	0
	04/2026	INR	80,609		875	23	0
	04/2026	PLN	2,569		698	6	0
	04/2026	SGD	488		379	0	0
	04/2026	THB	33,918		1,045	16	0
	04/2026		$2,888	PLN	10,440	0	(76)
	04/2026		1,447	THB	46,651	0	(31)
	06/2026	ILS	4,253		$1,376	21	0
	06/2026	MXN	1,803		100	1	0
	06/2026		$2,078	COP	7,840,348	21	0
	06/2026		387	ILS	1,217	1	0
	06/2026		2,120	MXN	36,996	0	(68)

Total Forward Foreign Currency Contracts						$7,882	$(8,575)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	253,000	$471	$475
	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650	06/17/2026	67,300	121	161

						$592	$636

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	19,000	$28	$29
	Call - OTC USD versus HKD		7.800	08/24/2026	27,600	38	40
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	2,086	21	6
	Put - OTC USD versus KRW		1,400.000	07/13/2026	1,304	9	4
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	5,420	238	387

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	3,470	52	103
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	4,900	7	7

96	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	2,450	$30	$14

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	9,500	13	15
	Call - OTC USD versus HKD		7.800	08/24/2026	10,400	15	15

						$451	$620

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	128,200	$91	$194
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	19,600	45	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	8,000	64	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443	06/18/2026	16,200	101	75
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	18,200	25	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.095	04/06/2026	18,000	54	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	1,200	10	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	600	8	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	1,200	10	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	600	8	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	1,300	10	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	600	7	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	1,300	10	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	600	7	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	29,800	23	71
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	3,400	299	258
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	3,400	299	296
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	3,300	286	273
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	3,300	286	267
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	5,100	439	427
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	5,100	439	408

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	16,200	65	51
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651	06/24/2026	14,500	123	129
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	15,800	130	122
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	4,500	26	23

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	9,800	791	595
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	12,900	1,041	880

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	733,800	3,686	2,667
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	733,800	3,686	4,733
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	13,100	97	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	14,200	1,230	1,161
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	11,300	977	923

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463	04/14/2026	14,900	67	12
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.075	04/06/2026	800	2	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	8,800	51	39
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,600	757	668
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,600	757	735
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	28,400	2,292	1,723
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	37,100	2,994	2,531

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	15,100	144	10
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	13,500	81	31
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.219	06/04/2026	13,100	64	46
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	1,600	13	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	800	10	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	1,200	10	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	600	8	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	1,300	11	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	600	8	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	14,100	1,242	1,095
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	14,100	1,242	1,206
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	6,500	455	544
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	6,500	455	412

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	136,900	106	262
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	137,400	102	189
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	137,700	103	212
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	1,500	11	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	15,200	198	44
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	13,500	268	79
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	13,500	199	84

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	97

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048%	08/10/2026	1,300	$10	$2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	600	8	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	3,400	300	264
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	3,400	300	291

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	6,900	607	543
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	6,900	607	585

							$27,855	$25,201

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$	96.590	05/06/2026	24,000	$30	$201
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056		99.098	05/06/2026	99,600	31	86

						$61	$287

Total Purchased Options						$28,959	$26,744

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500%	05/20/2026	123,900	$(159)	$(38)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	168,000	(313)	(103)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	21,500	(26)	(18)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	06/17/2026	84,800	(121)	(34)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	06/17/2026	16,700	(25)	(19)

						$(644)	$(212)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	19,000	$(10)	$(8)
	Call - OTC USD versus HKD		7.850	08/24/2026	27,600	(13)	(11)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	2,086	(8)	(1)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	1,304	(3)	(1)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	10,840	(230)	(347)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	3,470	(10)	(22)
	Call - OTC USD versus BRL		5.700	04/23/2026	3,470	(28)	(4)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	4,900	(2)	(2)

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	2,450	(12)	(5)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	9,500	(4)	(4)
	Call - OTC USD versus HKD		7.850	08/24/2026	10,400	(5)	(4)

						$(325)	$(409)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	9,700	$(45)	$(9)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	9,700	(74)	(76)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	16,400	(101)	(154)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	11,600	(25)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	700	(2)	(4)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589	04/30/2026	16,900	(66)	(63)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	14,400	(123)	(84)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	16,100	(130)	(112)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	12,000	(17)	(71)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	7,100	(9)	(23)

98	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674%	04/27/2026	13,800	$(97)	$(113)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	21,100	(22)	(70)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	16,700	(67)	(62)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	1,300	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	1,300	(4)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	1,500	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	1,500	(5)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	10,200	(51)	(49)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	15,400	(144)	(202)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	16,200	(81)	(232)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	1,600	(11)	(13)

							$(1,085)	$(1,358)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	10,400	$(19)	$(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	10,400	(20)	(56)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	7,600	(20)	(24)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	2,000	(13)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	13,000	(61)	(74)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	2,000	(12)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	13,000	(53)	(34)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	22,400	(65)	(42)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	21,900	(40)	(119)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	3,200	(4)	(3)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	6,700	(12)	(28)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	6,100	(16)	(20)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	5,200	(15)	(18)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	5,200	(11)	(5)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.313	04/06/2026	6,200	(17)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	96.859	04/06/2026	20,000	(56)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	96.102	06/04/2026	13,100	(64)	(22)

					$(498)	$(483)

Total Written Options					$(2,552)	$(2,462)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.169%		$1,300	$(1)	$(16)	$0	$(17)

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	306	0	2	2	0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		100	(1)	1	0	0

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.147		3,300	22	(57)	0	(35)

								$20	$(70)	$2	$(52)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046		$8,382	$(2,312)	$1,641	$0	$(671)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	3,500	786	(86)	700	0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		7,680	1,756	(219)	1,537	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		5,182	1,179	(142)	1,037	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		12,310	2,816	(352)	2,464	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,860	432	(60)	372	0

							$4,657	$782	$6,110	$(671)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	99

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	ERAUSLT Index	562,330	4.370% (SOFR plus a specified spread)	Maturity	04/08/2026	$337,375	$0	$69,009	$69,009	$0
	Receive	ERAUSLT Index	380,576	4.020% (SOFR plus a specified spread)	Monthly	04/22/2026	287,202	0	(378)	0	(378)
	Receive	ERAUSLT Index	79,711	4.250% (SOFR plus a specified spread)	Monthly	08/05/2026	60,154	0	(214)	0	(214)
	Receive	ERAUSLT Index	497,585	4.280% (SOFR plus a specified spread)	Monthly	12/09/2026	375,503	0	(1,343)	0	(1,343)

MYI	Receive	ERAUSLT Index	6,377	4.280% (SOFR plus a specified spread)	Monthly	12/09/2026	4,812	0	(17)	0	(17)

								$0	$67,057	$69,009	$(1,952)

Total Swap Agreements								$4,677	$67,769	$75,121	$(2,675)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$121	$0	$0	$121	$0	$0	$0	$0	$121	$0	$121
BOA	158	2,756	700	3,614	(117)	(674)	(671)	(1,462)	2,152	(110)	2,042
BPS	318	325	1,537	2,180	(655)	(330)	0	(985)	1,195	(888)	307
BRC	144	1,475	0	1,619	(201)	(23)	(17)	(241)	1,378	286	1,664
BSH	579	0	0	579	(378)	0	0	(378)	201	(40)	161
CBK	778	0	1,037	1,815	(1,278)	0	0	(1,278)	537	(363)	174
CIB	3	0	0	3	(3)	0	0	(3)	0	0	0
DUB	315	9,489	2	9,806	(211)	(183)	0	(394)	9,412	(270)	9,142
FAR	596	0	0	596	(677)	0	0	(677)	(81)	0	(81)
GLM	754	5,818	0	6,572	(1,847)	(155)	0	(2,002)	4,570	2,259	6,829
GSC	0	287	0	287	0	(314)	0	(314)	(27)	0	(27)
GST	0	636	0	636	0	(212)	0	(212)	424	(830)	(406)
IND	1,424	0	0	1,424	0	0	0	0	1,424	(1,950)	(526)
JPM	740	3,370	71,473	75,583	(1,876)	(467)	(1,970)	(4,313)	71,270	(53,223)	18,047
MBC	250	30	0	280	(362)	(8)	0	(370)	(90)	0	(90)
MSC	0	0	0	0	0	(43)	0	(43)	(43)	0	(43)
MYC	0	1,430	372	1,802	0	(13)	0	(13)	1,789	(1,540)	249
MYI	62	0	0	62	(9)	0	(17)	(26)	36	0	36
NGF	44	1,128	0	1,172	(27)	0	0	(27)	1,145	0	1,145
RBC	2	0	0	2	(4)	0	0	(4)	(2)	0	(2)
SAL	0	0	0	0	0	(40)	0	(40)	(40)	0	(40)
SCX	480	0	0	480	(396)	0	0	(396)	84	0	84
SOG	836	0	0	836	(291)	0	0	(291)	545	(630)	(85)
SSB	183	0	0	183	(44)	0	0	(44)	139	0	139
UAG	95	0	0	95	(199)	0	0	(199)	(104)	261	157

Total Over the Counter	$7,882	$26,744	$75,121	$109,747	$(8,575)	$(2,462)	$(2,675)	$(13,712)

(h)

Securities with an aggregate market value of $2,806 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

100	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$10	$0	$0	$0	$0	$10
Futures	0	0	0	0	1,320	1,320
Swap Agreements	0	80	0	0	2,175	2,255

	$10	$80	$0	$0	$3,495	$3,585

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,882	$0	$7,882
Purchased Options	0	636	0	620	25,488	26,744
Swap Agreements	0	6,112	69,009	0	0	75,121

	$0	$6,748	$69,009	$8,502	$25,488	$109,747

	$10	$6,828	$69,009	$8,502	$28,983	$113,332

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$38	$0	$1,212	$0	$815	$2,065
Swap Agreements	0	242	0	0	1,258	1,500

	$38	$242	$1,212	$0	$2,073	$3,565

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,575	$0	$8,575
Written Options	0	212	0	409	1,841	2,462
Swap Agreements	0	723	1,952	0	0	2,675

	$0	$935	$1,952	$8,984	$1,841	$13,712

	$38	$1,177	$3,164	$8,984	$3,914	$17,277

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(2)	$(2)
Written Options	0	0	0	0	774	774
Futures	0	0	(720)	0	1,249	529
Swap Agreements	0	32	0	0	4,083	4,115

	$0	$32	$(720)	$0	$6,104	$5,416

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	101

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)	March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,125)	$0	$(16,125)
Purchased Options	0	0	0	24	(1,209)	(1,185)
Written Options	0	486	0	141	1,478	2,105
Swap Agreements	0	2,140	109,490	0	0	111,630

	$0	$2,626	$109,490	$(15,960)	$269	$96,425

	$0	$2,658	$108,770	$(15,960)	$6,373	$101,841

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(48)	$0	$0	$0	$0	$(48)
Futures	(649)	0	1,980	0	(3,726)	(2,395)
Swap Agreements	0	359	0	0	(2,470)	(2,111)

	$(697)	$359	$1,980	$0	$(6,196)	$(4,554)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$212	$0	$212
Purchased Options	0	44	0	169	(2,318)	(2,105)
Written Options	0	429	0	(84)	(464)	(119)
Swap Agreements	0	(871)	101,228	0	0	100,357

	$0	$(398)	$101,228	$297	$(2,782)	$98,345

	$(697)	$(39)	$103,208	$297	$(8,978)	$93,791

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,165	$1,165
Corporate Bonds & Notes
Banking & Finance	0	32,844	0	32,844
Industrials	0	10,018	0	10,018
Utilities	0	3,762	0	3,762
Municipal Bonds & Notes
California	0	457	0	457
U.S. Government Agencies	0	1,128,308	0	1,128,308
U.S. Treasury Obligations	0	32,175	0	32,175
Non-Agency Mortgage-Backed Securities	0	68,066	0	68,066
Asset-Backed Securities
Automobile Sequential	0	12,002	0	12,002
CMBS Other	0	38,615	0	38,615
Home Equity Other	0	76,535	0	76,535
Home Equity Sequential	0	1,212	0	1,212
Whole Loan Collateral	0	7,960	0	7,960
Other ABS	0	88,951	0	88,951
Sovereign Issues	0	119,770	0	119,770
Exchange-Traded Funds	42,551	0	0	42,551
Short-Term Instruments
Commercial Paper	0	11,281	0	11,281
Repurchase Agreements	0	174,200	0	174,200
Short-Term Notes	0	1,024	0	1,024
Egypt Treasury Bills	0	18	0	18
U.S. Treasury Bills	0	100	0	100

	$42,551	$1,807,298	$1,165	$1,851,014

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$172,549	$0	$0	$172,549

Total Investments	$215,100	$1,807,298	$1,165	$2,023,563

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(138,644)	$0	$(138,644)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	819	2,739	0	3,558
Over the counter	0	109,745	2	109,747

	$819	$112,484	$2	$113,305

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,003)	(1,562)	0	(3,565)
Over the counter	0	(13,041)	(671)	(13,712)

	$(2,003)	$(14,603)	$(671)	$(17,277)

Total Financial Derivative Instruments	$(1,184)	$97,881	$(669)	$96,028

Totals	$213,916	$1,766,535	$496	$1,980,947

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

102	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RAE PLUS International Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 160.2%

CORPORATE BONDS & NOTES 2.4%

BANKING & FINANCE 1.3%

ARES Strategic Income Fund
5.450% due 09/09/2028	$400	$396

Athene Global Funding
5.033% due 07/17/2030	500	495

Barclays PLC
6.224% due 05/09/2034 •	400	420

Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	201
5.800% due 03/08/2029	200	203

GSPA Monetization Trust
6.422% due 10/09/2029	24	25

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029	300	298

VICI Properties LP
4.750% due 02/15/2028	100	100

		2,138

INDUSTRIALS 0.9%

Beignet Investor LLC
6.581% due 05/30/2049	640	658

Petroleos del Peru SA
5.625% due 06/19/2047	200	140

Petroleos Mexicanos
6.350% due 02/12/2048	100	77

United Airlines Pass-Through Trust
5.450% due 08/15/2038	94	96

Viper Energy Partners LLC
5.700% due 08/01/2035	100	101

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	300	302

		1,374

UTILITIES 0.2%

Pacific Gas & Electric Co.
4.500% due 07/01/2040	100	86

Southern California Edison Co.
5.150% due 06/01/2029	300	304

		390

Total Corporate Bonds & Notes (Cost $3,853)		3,902

U.S. GOVERNMENT AGENCIES 96.7%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	277	270
4.500% due 08/01/2052 - 12/01/2054	1,109	1,079
5.000% due 01/01/2055	140	140
5.500% due 11/01/2054	6,375	6,411
6.000% due 10/01/2055	99	101

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	466	453

Federal Home Loan Mortgage Corp. REMICS
1.840% due 02/15/2041 •	3	2
2.783% due 09/15/2036 •(a)	108	10
3.201% due 09/15/2041 •	468	446
3.287% due 02/15/2040 •	79	74
4.087% due 05/15/2037 •	4	4
4.602% due 11/25/2054 •	361	363
4.612% due 09/25/2055 •	4,418	4,451
4.812% due 12/25/2054 - 03/25/2055 •	1,646	1,658
5.000% due 04/15/2041	176	178
5.500% due 03/15/2034	73	75

Federal National Mortgage Association
3.000% due 01/01/2027	17	17
4.000% due 04/01/2043 - 08/01/2045	2,704	2,610
4.000% due 08/01/2051	2,823	2,727
5.000% due 12/01/2054	179	178

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/01/2054		$600	$604

Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (b)(d)		225	197
0.553% due 11/25/2040 •		3	2
2.274% due 03/25/2037 •(a)		95	8
2.324% due 04/25/2037 •(a)		341	29
2.374% due 11/25/2039 •(a)		52	4
2.604% due 03/25/2037 •(a)		119	11
2.624% due 05/25/2037 •(a)		315	25
3.014% due 04/25/2037 •(a)		578	73
3.424% due 02/25/2037 •(a)		53	6
3.874% due 07/25/2033 •(a)		30	3
4.106% due 04/25/2037 •		1	1
4.126% due 07/25/2037 •		4	4
4.296% due 10/25/2040 •		12	12
4.672% due 03/25/2055 •		4,300	4,288
4.812% due 09/25/2055 •		1,403	1,415

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)		451	21

Government National Mortgage Association
3.500% due 11/20/2054		1,400	1,285

Government National Mortgage Association REMICS
4.132% due 08/20/2047 •		77	75
4.823% due 07/20/2055 •		780	787
5.023% due 07/20/2055 •		3,270	3,296

Government National Mortgage Association, TBA
3.500% due 04/01/2056		3,200	2,936
4.000% due 04/01/2056		5,150	4,825
4.500% due 04/01/2056		3,280	3,169
5.000% due 05/01/2056		4,380	4,329
5.500% due 05/01/2056		2,190	2,200
6.000% due 05/01/2056		2,160	2,194

U.S. Small Business Administration
5.490% due 03/01/2028		3	3
6.020% due 08/01/2028		23	24

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		50	44
4.000% due 06/01/2056		1,970	1,855
4.500% due 05/01/2056		1,790	1,726
5.000% due 04/01/2056 - 05/01/2056		14,810	14,591
5.500% due 04/01/2056 - 05/01/2056		5,680	5,702
6.000% due 06/01/2056		33,590	34,191
6.500% due 05/01/2056		43,630	45,103

Total U.S. Government Agencies (Cost $156,693)			156,285

U.S. TREASURY OBLIGATIONS 1.4%

U.S. Treasury Bonds
4.875% due 08/15/2045 (i)		43	43

U.S. Treasury Notes
3.875% due 07/31/2030 (i)		1,200	1,198
4.125% due 02/15/2036 (i)		900	886
4.250% due 08/15/2035 (i)		70	70

Total U.S. Treasury Obligations (Cost $2,216)			2,197

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		142	130

Avon Finance
4.645% due 12/28/2049 •	GBP	357	473

Banc of America Funding Trust
4.120% due 06/20/2037 ~		$26	23
4.598% due 09/20/2046 ~		609	555
6.000% due 08/25/2036		18	17

Banc of America Mortgage Trust
5.281% due 02/25/2034 ~		8	8
5.625% due 01/25/2035 ~		7	7
5.687% due 06/25/2034 ~		9	9

Bear Stearns ARM Trust
4.335% due 02/25/2036 ~		122	114
5.950% due 02/25/2036 •		5	5

Chase Mortgage Finance Trust
4.452% due 09/25/2036 ~		149	128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.664% due 01/25/2036 ~	$12	$11

ChaseFlex Trust
4.393% due 07/25/2037 •	1,365	1,211

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.023% due 05/25/2036 •	177	172

CHL Mortgage Pass-Through Trust
4.393% due 05/25/2035 •	95	85
4.453% due 02/25/2035 •	7	6
5.750% due 05/25/2037	12	5
6.000% due 01/25/2037	333	148
6.000% due 02/25/2037	326	139
6.582% due 10/20/2034 ~	11	11

CHL Reperforming Loan REMICS Trust
4.133% due 06/25/2035 •	38	37

Citigroup Mortgage Loan Trust, Inc.
4.451% due 09/25/2037 ~	17	16
5.900% due 10/25/2035 •	23	22
6.480% due 10/25/2035 •	20	20

CitiMortgage Alternative Loan Trust
4.393% due 04/25/2037 •	208	173
6.000% due 06/25/2037	143	132

Countrywide Alternative Loan Trust
4.210% due 09/20/2046 •	35	34
4.313% due 12/25/2035 •	14	13
4.390% due 11/20/2035 •	75	68
5.259% due 08/25/2035 •	39	38
5.339% due 01/25/2036 •	157	152
5.500% due 06/25/2035	281	222
5.500% due 11/25/2035	117	62
5.750% due 03/25/2037	259	127
6.000% due 12/25/2035	371	256
6.000% due 05/25/2036	68	31
6.000% due 08/25/2036 •	132	72
6.250% due 08/25/2036	917	475
7.000% due 10/25/2037	149	47

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	2,634	344

CSMC Mortgage-Backed Trust
5.750% due 08/25/2036	25	21

CSMC Trust
4.346% due 06/25/2050 ~	779	700

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.173% due 02/25/2037 •	673	594
4.293% due 02/25/2035 •	33	33

First Horizon Alternative Mortgage Securities Trust
4.965% due 06/25/2036 ~	401	318
5.389% due 12/25/2035 ~	48	37

GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~	30	27
4.741% due 11/25/2035 ~	6	6
4.993% due 07/25/2035 ~	4	3
5.100% due 09/25/2035 ~	26	24
5.500% due 01/25/2037	7	18
5.880% due 04/25/2032 •	12	12

HarborView Mortgage Loan Trust
5.859% due 10/19/2035 •	923	425

Impac CMB Trust
4.433% due 03/25/2035 •	123	121

Impac Secured Assets CMN Owner Trust
6.212% due 07/25/2035 ~	37	36

IndyMac INDX Mortgage Loan Trust
4.159% due 05/25/2035 ~	477	321
4.173% due 09/25/2046 •	155	145
4.273% due 07/25/2035 •	232	220

JP Morgan Mortgage Trust
3.942% due 07/27/2037 ~	85	79
4.968% due 07/25/2035 ~	4	4
5.533% due 07/25/2035 ~	88	86
5.750% due 01/25/2036	20	9

Lehman Mortgage Trust
4.443% due 11/25/2036 •	249	110

Lehman XS Trust
4.243% due 08/25/2046 •	396	417

MASTR Adjustable Rate Mortgages Trust
5.598% due 11/21/2034 ~	12	12

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	103

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset Securitization Trust
6.000% due 06/25/2036	$157	$83

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.647% due 08/15/2032 •	27	27

Merrill Lynch Alternative Note Asset Trust
4.013% due 03/25/2037 •	413	96
4.193% due 03/25/2037 •	3,114	720
6.000% due 03/25/2037	77	23

Merrill Lynch Mortgage Investors Trust
4.678% due 04/25/2035 ~	9	8
5.115% due 05/25/2036 ~	91	87
5.170% due 02/25/2036 ~	1	1
5.549% due 02/25/2033 •	18	17

Morgan Stanley Mortgage Loan Trust
5.634% due 06/25/2036 ~	4	4
6.000% due 08/25/2036	122	48

Morgan Stanley Re-REMICS Trust
5.250% due 05/26/2037 ~	108	46

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	33	15

NovaStar Mortgage Funding Trust
0.427% due 09/25/2046 •	904	333

RALI Trust
4.293% due 08/25/2037 •	20	19
6.000% due 01/25/2037	40	32
6.000% due 03/25/2037	90	75

RFMSI Trust
5.384% due 04/25/2037 ~	188	162

Sequoia Mortgage Trust
3.538% due 09/20/2046 ~	100	65

STARM Mortgage Loan Trust
6.341% due 01/25/2037 ~	99	56

Structured Adjustable Rate Mortgage Loan Trust
3.859% due 01/25/2035 ~	24	24
4.617% due 08/25/2035 ~	37	18

Structured Asset Mortgage Investments II Trust
4.213% due 04/25/2036 •	34	31

Thornburg Mortgage Securities Trust
2.902% due 03/25/2044 ~	42	41
5.288% due 12/25/2044 ~	62	61
5.786% due 06/25/2047 •	198	195

WaMu Mortgage Pass-Through Certificates Trust
3.829% due 12/25/2046 •	33	30
3.868% due 06/25/2037 ~	132	117
4.285% due 06/25/2037 ~	41	37
4.333% due 12/25/2045 •	14	14
4.483% due 10/25/2035 ~	22	20
4.641% due 12/25/2035 ~	193	183
4.859% due 02/25/2046 •	70	65
4.923% due 01/25/2035 ~	47	46
5.481% due 08/25/2035 ~	38	40
6.113% due 06/25/2033 ~	31	31

Washington Mutual Mortgage Pass-Through Certificates Trust
3.953% due 09/25/2036 •	677	173
4.293% due 02/25/2036 •	627	537
4.609% due 02/25/2047 •	916	875
4.799% due 04/25/2046 •	77	71

Wells Fargo Mortgage-Backed Securities Trust
6.192% due 09/25/2036 ~	4	4

Total Non-Agency Mortgage-Backed Securities (Cost $16,749)		13,906

ASSET-BACKED SECURITIES 16.6%

AUTOMOBILE ABS OTHER 1.0%

Carvana Auto Receivables Trust
5.050% due 05/12/2031	500	504

CPS Auto Receivables Trust
5.190% due 08/15/2028	140	141

Exeter Automobile Receivables Trust
4.480% due 04/16/2029	493	494
4.640% due 01/15/2030	500	501

		1,640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUTOMOBILE SEQUENTIAL 0.8%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	$300	$306

Carvana Auto Receivables Trust
5.620% due 01/10/2029	155	156

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	22	22

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	159	160

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027	150	150

Lendbuzz Securitization Trust
7.500% due 12/15/2028	388	395

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	99	99

		1,288

CMBS OTHER 0.6%

AREIT Trust
4.922% due 01/20/2037 •	233	233

LoanCore Issuer Ltd.
5.087% due 11/15/2038 •	42	42

LRECS LLC
5.177% due 08/19/2043 •	600	599

MF1 Ltd.
4.874% due 10/16/2036 •	68	69

		943

HOME EQUITY OTHER 4.9%

Asset-Backed Securities Corp. Home Equity Loan Trust
4.603% due 06/25/2034 •	997	1,053

Bear Stearns Asset-Backed Securities I Trust
4.843% due 08/25/2037 •	701	638

Chase Funding Trust
4.433% due 08/25/2032 •	28	28

Citigroup Mortgage Loan Trust, Inc.
3.983% due 05/25/2037 •	962	653
4.393% due 10/25/2036 •	288	168

Countrywide Asset-Backed Certificates
4.193% due 02/25/2037 •	266	256

Countrywide Asset-Backed Certificates Trust
4.233% due 09/25/2037 •	265	286
4.533% due 08/25/2047 •	283	278

EMC Mortgage Loan Trust
5.093% due 02/25/2041 •	10	10

Fremont Home Loan Trust
4.073% due 11/25/2036 •	407	242
4.093% due 10/25/2036 •	1,442	569
4.528% due 01/25/2035 •	16	16

GSAA Home Equity Trust
3.812% due 03/25/2036 ~	535	64
3.893% due 05/25/2037 •	586	206
3.933% due 03/25/2036 •	271	86
4.433% due 04/25/2047 •	507	219
6.795% due 06/25/2036 þ	494	106

GSAMP Trust
3.993% due 12/25/2046 •	190	95
4.253% due 01/25/2037 •	605	538

JP Morgan Mortgage Acquisition Trust
4.213% due 10/25/2036 •	46	46

Morgan Stanley ABS Capital I, Inc. Trust
3.903% due 03/25/2037 •	1,775	718

Morgan Stanley Dean Witter Capital I, Inc. Trust
4.773% due 02/25/2033 •	35	35

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ	354	60

Option One Mortgage Loan Trust
4.573% due 02/25/2035 •	337	325

Renaissance Home Equity Loan Trust
4.893% due 09/25/2037 •	332	131

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corporation Trust
4.373% due 06/25/2033 •		$77	$75

Securitized Asset-Backed Receivables LLC Trust
4.033% due 07/25/2036 •		698	265

Soundview Home Loan Trust
5.093% due 10/25/2037 •		554	438

Structured Asset Investment Loan Trust
6.943% due 08/25/2033 •		420	387

			7,991

WHOLE LOAN COLLATERAL 0.9%

Citigroup Mortgage Loan Trust, Inc.
7.250% due 05/25/2036 þ		121	59

First Franklin Mortgage Loan Trust
3.953% due 11/25/2036 •		6	7
4.103% due 09/25/2036 •		133	125
4.513% due 11/25/2035 •		589	559

Securitized Asset-Backed Receivables LLC Trust
4.753% due 01/25/2036 •		301	284

Specialty Underwriting & Residential Finance Trust
4.093% due 06/25/2037 •		120	73
4.393% due 12/25/2036 •		277	272

			1,379

OTHER ABS 8.4%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •		500	501

ACHV ABS Trust
5.430% due 10/27/2031		126	127

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •		600	600

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		389	383

Arcano Euro CLO II DAC
4.080% due 07/25/2039 •	EUR	500	579

BHG Securitization Trust
5.930% due 10/17/2035		$115	115

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •		500	502

Carlyle Euro CLO DAC
3.194% due 08/15/2038 •	EUR	500	578

Carlyle Global Market Strategies CLO Ltd.
4.758% due 07/20/2034 •		$600	600

CQS U.S. CLO Ltd.
4.868% due 01/20/2035 •		600	600

CVC Cordatus Loan Fund XIV DAC
2.874% due 05/22/2032 •	EUR	258	298

Diameter Capital CLO 6 Ltd.
5.282% due 04/15/2037 •		$1,000	1,003

Dryden 60 CLO Ltd.
4.984% due 07/15/2031 •		93	93

Foundation Finance Trust
4.670% due 04/15/2052		428	425

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •		700	701

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		500	501

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		500	500

KKR CLO 33 Ltd.
4.748% due 07/20/2034 •		1,000	1,001

OCP Euro CLO DAC
3.266% due 07/20/2036 •	EUR	500	577

Pagaya AI Debt Trust
5.373% due 01/17/2033		$425	427

Palmer Square European Loan Funding DAC
3.984% due 02/15/2035 •	EUR	500	579

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		$458	459

PPM CLO 5 Ltd.
4.848% due 10/18/2034 •		500	501

104	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Shackleton CLO Ltd.
4.868% due 07/20/2034 •		$700	$701

Symphony CLO XXV Ltd.
4.718% due 04/19/2034 •		700	700

Trinitas Euro CLO I DAC
3.226% due 07/15/2039 •	EUR	500	578

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		$6	6

			13,635

Total Asset-Backed Securities (Cost $28,290)			26,876

SOVEREIGN ISSUES 11.7%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	30,000	32
5.800% due 10/01/2029		40,000	44

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	2,900	542
0.000% due 10/01/2026 (d)		15,500	2,803

Colombia Government International Bonds
8.375% due 11/07/2054		$300	311

Colombia TES
7.250% due 10/18/2034	COP	935,400	179
11.000% due 08/22/2029		5,969,300	1,505
11.750% due 01/24/2035		7,803,700	1,935
12.750% due 11/28/2040		1,518,900	403
13.250% due 02/09/2033		1,314,800	352

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$700	704

Ecuador Government International Bonds
0.000% due 07/31/2030 (d)		180	151

Egypt Government Bonds
19.698% due 10/14/2030	EGP	10,100	182
21.954% due 03/04/2028		11,200	201

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	200	200

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	90,000	440

Peru Government Bonds
6.150% due 08/12/2032	PEN	600	180
6.850% due 08/12/2035		1,500	440
7.300% due 08/12/2033		2,900	913

Peru Government International Bonds
5.400% due 08/12/2034		2,500	683
6.150% due 08/12/2032		10,500	3,155
6.950% due 08/12/2031		401	125

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	23,070	1,096
7.000% due 02/28/2031		4,670	259
8.000% due 01/31/2030		4,400	257
8.250% due 03/31/2032		1,800	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 01/31/2037	ZAR	2,900	$160
8.875% due 02/28/2035		15,700	912
9.000% due 01/31/2040		300	17

Romania Government International Bonds
6.750% due 07/11/2039	EUR	300	347

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	100	2
39.740% (BISTREFI) due 05/17/2028 ~		6,200	139
40.299% (BISTREFI) due 09/06/2028 ~		5,500	123

Total Sovereign Issues (Cost $18,522)			18,896

		SHARES
EXCHANGE-TRADED FUNDS 3.4%

iShares Core S&P 500 ETF		8,352	5,455

Total Exchange-Traded Funds (Cost $5,670)			5,455

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.4%

COMMERCIAL PAPER 4.8%

Crown Castle, Inc.
4.180% due 04/16/2026		$1,600	1,597

Harley-Davidson Financial Services, Inc.
4.170% due 04/16/2026		500	499

HCA, Inc.
4.350% due 04/23/2026		2,400	2,394

Keurig Dr. Pepper, Inc.
4.300% due 04/13/2026		1,700	1,697

Phillips 66
4.300% due 04/24/2026		1,600	1,596

			7,783

REPURCHASE AGREEMENTS (f) 7.4%
			11,900

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (d)(e)	EGP	175	3

NIGERIA TREASURY BILLS 0.2%
20.602% due 01/14/2027 - 01/28/2027 (c)(d)	NGN	630,500	396

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (d)(e)	ZAR	900	$52

TURKEY TREASURY BILLS 0.1%
38.710% due 04/07/2026 (c)(d)	TRY	5,000	112

U.S. TREASURY BILLS 6.9%
3.680% due 06/25/2026 - 07/21/2026 (c)(d)(i)		$11,170	11,070

Total Short-Term Instruments (Cost $31,308)			31,316

Total Investments in Securities (Cost $263,301)			258,833

		SHARES
INVESTMENTS IN AFFILIATES 15.5%

SHORT-TERM INSTRUMENTS 15.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.5%

PIMCO Short Asset Portfolio		2,557,059	25,098

PIMCO Short-Term Floating NAV Portfolio III		2,692	26

Total Short-Term Instruments (Cost $25,078)			25,124

Total Investments in Affiliates (Cost $25,078)			25,124

Total Investments 175.7% (Cost $288,379)			$283,957

Financial Derivative Instruments (g)(h) 2.2% (Cost or Premiums, net $5,973)			3,616

Other Assets and Liabilities, net (77.9)%			(126,003)

Net Assets 100.0%			$161,570

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	105

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.710%	03/31/2026	04/01/2026	$11,900	U.S. Treasury Notes 4.125% due 03/31/2029	$(12,154)	$11,900	$11,901

Total Repurchase Agreements						$(12,154)	$11,900	$11,901

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.1)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	$4,600	$(4,189)	$(4,107)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	3,220	(2,579)	(2,593)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	4,560	(3,819)	(3,833)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	4,470	(4,075)	(4,089)

Total Short Sales (9.1)%				$(14,662)	$(14,622)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$11,901	$0	$0	$11,901	$(12,154)	$(253)

Total Borrowings and Other Financing Transactions	$11,901	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(1,571) at a weighted average interest rate of 4.054%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	17	$17	$7	$1

Total Purchased Options					$7	$1

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month CORRA March Futures	06/2027	7	$1,222	$(3)	$1	$0
3-Month SONIA March Futures	06/2027	50	15,824	23	21	0
30-Day Federal Fund May Futures	05/2026	14	5,621	(22)	0	0
Australia Government 10-Year Bond June Futures	06/2026	23	1,710	(10)	16	0
California Carbon Allowance Vintage December Futures	12/2026	19	549	(86)	0	(5)
Euro-Bund June Futures	06/2026	68	9,855	(247)	71	0
Mini MSCI EAFE Index June Futures	06/2026	5	725	15	23	0
U.S. Treasury 5-Year Note June Futures	06/2026	531	57,443	(691)	75	0
U.S. Treasury Long-Term Bond June Futures	06/2026	14	1,594	(52)	5	0

				$(1,073)	$212	$(5)

106	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR June Futures	06/2027	2	$(562)	$4	$0	$(1)
3-Month SOFR Active Contract March Futures	06/2027	2	(482)	2	0	0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	15	(4,734)	254	0	(156)
Australia Government 3-Year Bond June Futures	06/2026	4	(286)	1	0	(1)
Euro-Oat June Futures	06/2026	72	(9,878)	313	0	(92)
Japan Government 10-Year Bond June Futures	06/2026	7	(5,748)	71	2	(12)
U.S. Treasury 2-Year Note June Futures	06/2026	27	(5,601)	39	0	(2)
U.S. Treasury 10-Year Note June Futures	06/2026	14	(1,555)	31	0	(3)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	4	(454)	10	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	21	(2,448)	(22)	0	(5)

				$703	$2	$(273)

Total Futures Contracts				$(370)	$214	$(278)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)		Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.317%	$600	$8		$(5)	$3	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054	700	8		(3)	5	0	0

						$16		$(8)	$8	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-46 5-Year Index	(5.000)%	Quarterly	06/20/2031		$40	$(2)	$0	$(2)	$0	$0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		3,500	(60)	(4)	(64)	0	(6)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		25,310	(385)	(60)	(445)	0	(55)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	160	(3)	0	(3)	0	0

						$(450)	$(64)	$(514)	$0	$(61)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	11,100	$(54)	$(235)	$(289)	$35	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	1	0	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(4)	(4)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,300	(38)	(18)	(56)	6	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		3,500	(45)	(138)	(183)	14	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		660	31	10	41	0	(3)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	542,000	(40)	(39)	(79)	12	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		240,000	(152)	(2)	(154)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$	4,800	(2)	3	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		7,700	0	13	13	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		25,120	(101)	27	(74)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		940	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,700	93	24	117	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		1,500	0	14	14	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		1,650	(23)	15	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		11,550	(215)	146	(69)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,900	49	(22)	27	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		2,700	0	17	17	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,700	5	(13)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	98	1,651	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		850	(9)	7	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		5,770	(131)	118	(13)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		3,390	2	3	5	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		2,400	(11)	14	3	3	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	107

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.721%	Annual	04/01/2033	$	2,400	$(12)	$12	$0	$3	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		570	10	(2)	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,900	516	(79)	437	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,410	(4)	17	13	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		300	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,800	(18)	31	13	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		14,450	31	93	124	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		950	(17)	26	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		900	0	13	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		200	(1)	2	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		761	13	(4)	9	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		3,500	(24)	66	42	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,300	745	598	1,343	9	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,080	0	(19)	(19)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,130	0	(19)	(19)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,980	106	374	480	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		300	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		3,360	49	324	373	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,810	(327)	(97)	(424)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		980	24	43	67	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		470	(19)	7	(12)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		400	(5)	8	3	2	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		6,300	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		6,900	0	(23)	(23)	8	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		10,700	0	(32)	(32)	12	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		12,200	0	(31)	(31)	14	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		4,200	0	(20)	(20)	0	(2)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		5,200	0	(18)	(18)	7	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	1,900	14	(23)	(9)	19	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	2,187,950	0	55	55	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		1,889,850	0	42	42	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	700	0	3	3	1	0

108	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	3-Month PLN-WIBOR	4.685%	Annual	12/02/2035	PLN	100	$0	$0	$0	$0	$0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,900	(17)	(65)	(82)	29	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		1,800	35	(82)	(47)	16	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	36,000	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		27,000	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		3,960	0	(1)	(1)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(1)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(1)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	5	5	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(7)	(7)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(4)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	3	3	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		8,210	(224)	(75)	(299)	73	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		5,560	129	11	140	0	(62)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	1,000	(19)	1	(18)	2	0
Receive	CPURNSA	2.477	Maturity	11/07/2029		$170	0	1	1	0	0
Receive	CPURNSA	2.503	Maturity	03/25/2030		1,700	0	4	4	0	(1)
Receive	CPURNSA	2.520	Maturity	03/27/2030		2,600	0	4	4	0	(2)
Receive	CPURNSA	2.480	Maturity	10/29/2035		3,800	0	(18)	(18)	0	(1)
Receive	CPURNSA	2.487	Maturity	12/07/2051		1,000	43	(25)	18	1	0

							$1,926	$1,100	$3,026	$306	$(188)

Total Swap Agreements							$1,492	$1,028	$2,520	$306	$(249)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$1	$214	$306	$521	$0	$(278)	$(249)	$(527)

Cash of $5,149 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	109

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	2,489		$1,817	$28	$0

BOA	04/2026	BRL	9,942		1,905	0	(15)
	04/2026	CLP	488,810		541	13	0
	04/2026	CNH	455		66	0	0
	04/2026	COP	541,299		141	0	(6)
	04/2026	INR	17,431		186	2	0
	04/2026	KRW	58,330		40	1	0
	04/2026	PLN	389		105	0	0
	04/2026	SGD	71		56	1	0
	04/2026		$1,906	BRL	9,942	13	0
	04/2026		541	CLP	488,810	0	(13)
	04/2026		20	CNH	138	0	0
	04/2026		242	INR	22,609	0	(2)
	04/2026		109	MXN	1,992	2	0
	04/2026		468	PLN	1,708	0	(7)
	06/2026	BRL	2		$0	0	0
	06/2026	ILS	584		189	3	0
	06/2026	MXN	4,110		230	2	0
	06/2026	NZD	100		59	1	0
	06/2026		$38	ILS	117	0	0
	06/2026		21	NOK	200	0	0
	10/2026	BRL	400		$73	0	(1)

BPS	04/2026	AUD	136		97	3	0
	04/2026	BRL	3,853		718	0	(26)
	04/2026	CLP	488,810		536	8	0
	04/2026	CNH	138		20	0	0
	04/2026	COP	670,429		175	0	(7)
	04/2026	GBP	233		309	1	0
	04/2026	ILS	578		187	3	0
	04/2026	KRW	137,379		91	0	0
	04/2026	PLN	420		115	2	0
	04/2026	THB	17,162		531	10	0
	04/2026		$270	AUD	384	0	(5)
	04/2026		733	BRL	3,853	11	0
	04/2026		828	IDR	14,011,391	0	(3)
	04/2026		161	ILS	511	1	0
	04/2026		97	KRW	145,103	0	(1)
	04/2026		199	PLN	719	0	(6)
	04/2026		0	THB	8	0	0
	04/2026		465	TWD	14,848	0	(1)
	04/2026	ZAR	314		$19	0	0
	05/2026	ILS	511		161	0	(1)
	05/2026	INR	35,907		380	0	(2)
	05/2026	TWD	8,314		258	0	(1)
	05/2026		$150	BRL	787	1	0
	05/2026		190	IDR	3,236,578	0	0
	05/2026		36	THB	1,182	0	0
	06/2026	BRL	459		$86	0	(1)
	06/2026	COP	14		0	0	0
	06/2026		$518	CLP	472,910	0	(7)
	06/2026		79	IDR	1,324,194	0	(1)
	07/2026	BRL	400		$74	0	(2)
	08/2026		$183	ZAR	3,038	0	(5)
	10/2026	BRL	3,300		$602	0	(9)

BRC	04/2026	PLN	276		77	2	0
	04/2026	TRY	51,688		1,136	0	(12)
	04/2026		$159	SEK	1,440	0	(7)
	04/2026		218	TRY	9,919	3	0
	04/2026	ZAR	8,867		$542	19	0
	05/2026	TRY	7,657		164	0	(1)
	05/2026		$63	TRY	2,908	0	0

110	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$350	COP	1,329,877	$3	$0

BSH	04/2026	BRL	6,400		$1,192	0	(44)
	04/2026	JPY	67,124		420	0	(2)
	04/2026		$1,232	BRL	6,400	3	0
	04/2026		1,538	NZD	2,664	0	(7)
	04/2026		513	PLN	1,857	0	(13)
	05/2026	NZD	2,664		$1,539	7	0
	05/2026	PEN	1,018		298	7	0
	05/2026		$420	JPY	66,922	2	0
	09/2026		384	CLP	338,426	0	(19)
	09/2026		9	PEN	30	0	0
	10/2026	BRL	6,800		$1,255	0	(3)
	12/2026	PEN	2,476		731	29	0

CBK	04/2026	BRL	690		132	0	(1)
	04/2026	CNH	173		25	0	0
	04/2026	COP	1,188,319		312	0	(11)
	04/2026	EUR	231		265	0	(2)
	04/2026	GBP	297		397	4	0
	04/2026	INR	133,039		1,423	19	0
	04/2026	JPY	26,400		166	0	0
	04/2026	NOK	370		38	0	0
	04/2026	SEK	775		83	1	0
	04/2026	THB	13		0	0	0
	04/2026	TWD	936		29	0	0
	04/2026		$132	BRL	690	1	0
	04/2026		184	CAD	254	0	(2)
	04/2026		537	CLP	488,810	0	(9)
	04/2026		75	CNH	516	0	0
	04/2026		956	COP	3,516,216	0	0
	04/2026		253	EUR	215	0	(4)
	04/2026		257	GBP	192	0	(3)
	04/2026		3,332	INR	307,202	3	(80)
	04/2026		166	JPY	26,100	0	(1)
	04/2026	ZAR	599		$35	0	0
	06/2026	COP	8,559,151		2,280	2	(13)
	06/2026	ILS	163		53	1	0
	06/2026		$50	IDR	842,207	0	(1)
	06/2026		200	MXN	3,594	0	(1)
	06/2026		6	PEN	21	0	0
	07/2026	PEN	1,014		$301	11	0
	08/2026		$93	ZAR	1,656	4	0
	09/2026	CLP	1,375,857		$1,537	51	0
	09/2026	COP	676,407		174	0	(3)
	09/2026		$624	CLP	541,352	0	(39)
	09/2026		131	COP	516,261	5	0
	09/2026		68	MXN	1,218	0	(1)
	01/2027	PEN	333		$98	4	0

CIB	06/2026		$25	JPY	3,900	0	0

DUB	04/2026	BRL	438		$84	0	(1)
	04/2026	HKD	186		24	0	0
	04/2026	ILS	1,166		377	6	0
	04/2026	INR	53,106		564	4	(1)
	04/2026		$1,032	AUD	1,504	6	0
	04/2026		84	BRL	438	1	0
	04/2026		612	INR	57,705	4	(3)
	04/2026		2,505	SGD	3,200	0	(16)
	04/2026		172	THB	5,613	0	(1)
	05/2026	AUD	1,504		$1,032	0	(6)
	05/2026	SGD	3,193		2,505	16	0
	06/2026	COP	446,775		120	0	0
	06/2026	THB	5,601		172	1	0
	06/2026		$195	PEN	667	0	(4)

FAR	04/2026	AUD	816		$578	15	0
	04/2026	CHF	275		357	12	0
	04/2026	GBP	307		411	5	0
	04/2026	JPY	83,575		524	0	(3)
	04/2026	PLN	307		85	2	0
	04/2026		$496	CHF	395	0	(2)
	04/2026		118	JPY	18,439	0	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	111

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$14	SGD	17	$0	$0
	05/2026	CHF	394		$496	2	0
	05/2026	ILS	849		268	0	(2)
	05/2026	SGD	17		14	0	0
	05/2026		$411	GBP	307	0	(5)
	05/2026		524	JPY	83,323	3	0
	06/2026	ILS	416		$135	2	0
	06/2026		$406	MXN	7,075	0	(14)
	08/2026	PEN	236		$70	2	0
	09/2026		$55	MXN	975	0	(2)

GLM	04/2026	BRL	16,478		$3,044	0	(138)
	04/2026	COP	102,527		27	0	(1)
	04/2026	ILS	564		181	2	0
	04/2026	INR	1,814		20	1	0
	04/2026		$3,140	BRL	16,478	41	0
	04/2026		64	CNH	439	0	0
	04/2026		22	IDR	373,599	0	0
	04/2026		152	MXN	2,808	4	0
	04/2026		95	THB	3,102	0	0
	05/2026		64	BRL	338	1	0
	05/2026		11	GBP	8	0	0
	06/2026	BRL	5		$1	0	0
	06/2026	COP	184,299		49	0	0
	06/2026	IDR	1,175,198		70	1	0
	06/2026	MXN	554		31	0	0
	06/2026	PLN	369		100	1	0
	06/2026	THB	3,096		95	0	0
	06/2026		$2,198	BRL	11,834	57	0
	06/2026		116	IDR	1,966,726	0	(1)
	06/2026		33	ILS	102	0	0
	06/2026		1,936	MXN	33,771	0	(64)
	06/2026		100	PLN	369	0	(1)
	07/2026	BRL	2,504		$463	0	(10)

IND	04/2026	EUR	5,089		6,008	127	0

JPM	04/2026	BRL	9,200		1,561	0	(215)
	04/2026	CNH	345		50	0	0
	04/2026	HKD	217		28	0	0
	04/2026	INR	27,583		293	2	0
	04/2026	MXN	6,530		365	1	0
	04/2026	PLN	1,128		306	3	(1)
	04/2026	SGD	3,146		2,497	49	0
	04/2026		$1,756	BRL	9,200	20	0
	04/2026		293	INR	27,630	1	0
	04/2026		80	MXN	1,473	2	0
	04/2026	ZAR	29,855		$1,782	21	(1)
	05/2026	AUD	123		84	0	(1)
	05/2026	CAD	244		176	0	0
	05/2026	NOK	1,175		120	0	(1)
	06/2026	AUD	100		71	2	0
	06/2026	CAD	100		73	1	0
	06/2026	ILS	690		222	2	0
	06/2026	MXN	2,736		153	1	0
	06/2026		$20	JPY	3,100	0	0
	06/2026	ZAR	900		$51	0	(2)
	10/2026	BRL	5,000		910	0	(15)

MBC	04/2026	CHF	119		151	2	0
	04/2026	EUR	469		540	0	(2)
	04/2026	GBP	0		1	0	0
	04/2026	ILS	198		64	1	0
	04/2026	INR	9,369		101	2	0
	04/2026	JPY	58,546		367	0	(2)
	04/2026	NOK	2,348		241	0	(2)
	04/2026	NZD	80		48	2	0
	04/2026	SEK	860		92	1	0
	04/2026	THB	6,106		192	6	0
	04/2026		$263	AUD	380	0	(1)
	04/2026		104	CHF	81	0	(3)
	04/2026		85	COP	314,840	1	0
	04/2026		371	EUR	319	0	(2)
	04/2026		569	GBP	425	0	(6)

112	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$50	INR	4,757	$1	$0
	04/2026		442	JPY	69,363	0	(5)
	04/2026		232	KRW	338,933	0	(6)
	04/2026		65	MXN	1,199	2	0
	04/2026		221	NOK	2,150	1	0
	04/2026		84	PLN	299	0	(3)
	05/2026		172	EUR	149	1	0
	05/2026		54	GBP	41	0	0
	05/2026		233	JPY	37,134	2	0
	05/2026		166	NOK	1,626	2	0
	06/2026	COP	433,741		$115	0	(1)
	06/2026	MXN	314		17	0	0
	07/2026	COP	322,126		85	0	(1)

MYI	04/2026	CHF	82		104	2	0
	04/2026		$353	EUR	305	0	0
	04/2026		453	PLN	1,619	0	(17)
	06/2026	EUR	200		$233	1	0
	06/2026	GBP	100		134	2	0
	06/2026	NOK	900		93	0	0
	06/2026	SEK	600		65	1	0
	06/2026		$69	ILS	215	0	(1)

NGF	04/2026	NOK	581		$60	0	0
	04/2026		$407	TRY	18,623	6	0
	05/2026		90		4,153	0	0

RBC	04/2026		207	CAD	283	0	(3)

RYL	04/2026		120	NOK	1,150	0	(1)

SCX	04/2026	BRL	284		$54	0	(1)
	04/2026	COP	2,170,788		567	0	(23)
	04/2026	NZD	2,584		1,545	60	0
	04/2026	THB	471		15	1	0
	04/2026		$54	BRL	284	0	0
	04/2026		1,412	CAD	1,955	0	(7)
	04/2026		359	GBP	269	0	(3)
	04/2026		328	INR	29,893	0	(13)
	04/2026		270	JPY	42,501	0	(2)
	04/2026		80	PLN	289	0	(2)
	05/2026	CAD	1,952		$1,412	7	0
	06/2026	CLP	71,242		80	3	0
	06/2026		$193	IDR	3,248,925	0	(2)

SOG	04/2026		5,715	EUR	4,950	9	(3)
	04/2026		514	JPY	79,984	0	(10)
	04/2026		20	SEK	195	0	0
	05/2026	EUR	4,855		$5,611	0	(9)
	05/2026	SEK	195		20	0	0
	06/2026	ILS	288		93	2	0
	06/2026	PEN	15,761		4,678	166	0
	06/2026		$117	EUR	100	0	(1)
	06/2026		11	SEK	100	0	0

SSB	04/2026	AUD	1,316		$937	29	0
	04/2026	INR	4,241		45	0	0
	04/2026		$274	INR	25,126	0	(9)
	05/2026		136	CHF	108	0	0
	06/2026	PLN	366		$100	1	0
	08/2026	COP	7,609,441		1,995	0	(13)

UAG	04/2026	PLN	984		269	4	0
	04/2026		$157	COP	582,138	2	0
	04/2026		297	PLN	1,074	0	(8)
	06/2026	COP	1,252,210		$330	0	(5)
	06/2026	ILS	472		153	2	0
	06/2026	MXN	401		22	0	0
	06/2026		$13	COP	51,029	0	0
	06/2026		274	MXN	4,787	0	(9)
	06/2026		47	PEN	165	0	0

Total Forward Foreign Currency Contracts						$1,030	$(1,090)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	113

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	33,900	$63	$63
	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650	06/17/2026	9,100	16	22

						$79	$85

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,700	$4	$4
	Call - OTC USD versus HKD		7.800	08/24/2026	3,800	5	5
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	270	3	1
	Put - OTC USD versus KRW		1,400.000	07/13/2026	170	1	1
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	760	33	54

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	460	7	14
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	800	1	1

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	390	5	2

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,300	2	2
	Call - OTC USD versus HKD		7.800	08/24/2026	1,500	2	2

						$63	$86

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	16,500	$ 12	$25
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	2,600	6	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	1,000	8	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443	06/18/2026	2,300	14	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	2,500	4	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.095	04/06/2026	2,250	7	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	4,200	3	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	500	44	38
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	500	44	44
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	500	43	41
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	500	43	41
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	700	60	59
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	700	60	56

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	2,300	9	7
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651	06/24/2026	2,000	17	18
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	2,200	18	17
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	700	4	4

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,400	113	85
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	1,800	145	123

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	104,300	524	379
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	104,300	524	673
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	1,600	12	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,000	173	164
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	1,600	138	131

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463	04/14/2026	2,000	9	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.075	04/06/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	1,200	7	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,300	115	101
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,300	115	111
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	4,100	331	249
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	5,300	428	362

114	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260%	04/28/2026	1,900	$18	$1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	2,000	12	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.219	06/04/2026	1,800	9	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,900	167	148
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,900	167	163
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	900	63	75
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	900	63	57

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	17,700	14	34
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	17,600	13	24
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	17,700	13	27
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,100	27	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	1,900	38	11
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	1,900	28	12
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	500	44	39
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	500	44	43

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,000	88	79
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,000	88	85

							$ 3,952	$3,573

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	3,400	$4	$29
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	14,100	5	12

					$9	$41

Total Purchased Options					$4,103	$3,785

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500%	05/20/2026	16,800	$ (22)	$(5)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	22,300	(41)	(14)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	3,100	(4)	(3)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	06/17/2026	11,400	(16)	(4)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	06/17/2026	2,400	(4)	(3)

						$ (87)	$(29)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,700	$(1)	$(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	3,800	(2)	(1)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	270	(1)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	170	0	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,520	(32)	(48)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	460	(1)	(3)
	Call - OTC USD versus BRL		5.700	04/23/2026	460	(4)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	800	0	0

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	390	(2)	(1)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,300	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	1,500	(1)	(1)

						$(45)	$(57)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	115

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	1,300	$(6)	$(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	1,200	(9)	(9)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	2,300	(14)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	1,600	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	100	0	(1)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589	04/30/2026	2,400	(9)	(9)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	2,000	(17)	(12)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	2,200	(18)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	1,700	(2)	(10)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	1,000	(1)	(3)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	1,700	(12)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	3,000	(3)	(10)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	2,200	(9)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	1,400	(7)	(7)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	1,900	(18)	(25)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	2,400	(12)	(34)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	200	(1)	(1)

							$(146)	$(184)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	1,500	$(3)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	1,500	(3)	(8)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	1,100	(3)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	300	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	1,800	(8)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	300	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	1,800	(7)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	3,200	(9)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	3,100	(6)	(17)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	400	(1)	0

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	900	(2)	(4)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	900	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	700	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	700	(1)	(1)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.313	04/06/2026	900	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	96.859	04/06/2026	2,500	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	96.102	06/04/2026	1,800	(9)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2056	101.113	04/06/2026	300	(1)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.234	04/06/2026	500	(1)	(2)

					$(71)	$(72)

Total Written Options					$(349)	$(342)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.169%	$200	$0	$(3)	$0	$(3)

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	100	(1)	1	0	0

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.147	400	3	(7)	0	(4)

							$2	$(9)	$0	$(7)

116	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	861	$(240)	$171	$0	$(69)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	420	94	(10)	84	0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,110	252	(30)	222	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		630	143	(17)	126	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,900	426	(45)	381	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		210	49	(7)	42	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$	400	(6)	3	0	(3)

							$718	$65	$855	$(72)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
JPM	Receive	ERADXULN Index	45,516	4.040% (SOFR plus a specified spread)	Monthly	09/23/2026	$	127,075	$0	$(437)	$0	$(437)

MEI	Receive	ERADXULN Index	207	3.915% (SOFR plus a specified spread)	Monthly	08/19/2026		578	0	(2)	0	(2)

MYI	Receive	ERADXULT Index	2,289	4.620% (SOFR plus a specified spread)	Monthly	04/15/2026		8,845	0	(35)	0	(35)

	Receive	ERADXULN Index	8,641	3.605% (SOFR less specified spread)	Monthly	06/03/2026		24,125	0	(63)	0	(63)

									$0	$(537)	$0	$(537)

Total Swap Agreements									$720	$(481)	$855	$(616)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$28	$0	$0	$28	$0	$0	$0	$0	$28	$0	$28
BOA	38	391	84	513	(44)	(91)	(69)	(204)	309	0	309
BPS	40	46	222	308	(78)	(46)	0	(124)	184	(270)	(86)
BRC	27	208	0	235	(20)	(3)	(3)	(26)	209	0	209
BSH	48	0	0	48	(88)	0	0	(88)	(40)	0	(40)
CBK	106	0	126	232	(171)	0	0	(171)	61	(180)	(119)
DUB	38	1,348	0	1,386	(32)	(24)	0	(56)	1,330	0	1,330
FAR	43	0	0	43	(30)	0	0	(30)	13	0	13
GLM	108	845	0	953	(215)	(22)	0	(237)	716	280	996
GSC	0	41	0	41	0	(44)	0	(44)	(3)	0	(3)
GST	0	85	0	85	0	(29)	0	(29)	56	0	56
IND	127	0	0	127	0	0	0	0	127	0	127
JPM	105	457	381	943	(236)	(64)	(441)	(741)	202	8,227	8,429
MBC	24	4	0	28	(34)	(2)	0	(36)	(8)	0	(8)
MEI	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
MSC	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
MYC	0	196	42	238	0	(1)	0	(1)	237	0	237
MYI	6	0	0	6	(18)	0	(98)	(116)	(110)	1,076	966
NGF	6	164	0	170	0	0	0	0	170	0	170
RBC	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
RYL	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SAL	0	0	0	0	0	(10)	(3)	(13)	(13)	0	(13)
SCX	71	0	0	71	(53)	0	0	(53)	18	0	18
SOG	177	0	0	177	(23)	0	0	(23)	154	0	154
SSB	30	0	0	30	(22)	0	0	(22)	8	0	8
UAG	8	0	0	8	(22)	0	0	(22)	(14)	0	(14)

Total Over the Counter	$1,030	$3,785	$855	$5,670	$(1,090)	$(342)	$(616)	$(2,048)

(i)

Securities with an aggregate market value of $9,583 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	117

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$1	$0	$0	$0	$0	$1
Futures	0	0	23	0	191	214
Swap Agreements	0	0	0	0	306	306

	$1	$0	$23	$0	$497	$521

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,030	$0	$1,030
Purchased Options	0	85	0	86	3,614	3,785
Swap Agreements	0	855	0	0	0	855

	$0	$940	$0	$1,116	$3,614	$5,670

	$1	$940	$23	$1,116	$4,111	$6,191

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$5	$0	$156	$0	$117	$278
Swap Agreements	0	61	0	0	188	249

	$5	$61	$156	$0	$305	$527

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,090	$0	$1,090
Written Options	0	29	0	57	256	342
Swap Agreements	0	79	537	0	0	616

	$0	$108	$537	$1,147	$256	$2,048

	$5	$169	$693	$1,147	$561	$2,575

118	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$106	$106
Futures	0	0	(576)	0	260	(316)
Swap Agreements	0	(74)	0	0	566	492

	$0	$(74)	$(576)	$0	$932	$282

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,322)	$0	$(2,322)
Purchased Options	0	0	0	4	(178)	(174)
Written Options	0	64	0	18	209	291
Swap Agreements	0	313	43,163	0	0	43,476

	$0	$377	$43,163	$(2,300)	$31	$41,271

	$0	$303	$42,587	$(2,300)	$963	$41,553

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(6)	$0	$0	$0	$0	$(6)
Futures	(86)	0	290	0	(652)	(448)
Swap Agreements	0	(73)	0	0	(395)	(468)

	$(92)	$(73)	$290	$0	$(1,047)	$(922)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$44	$0	$44
Purchased Options	0	6	0	23	(332)	(303)
Written Options	0	58	0	(12)	(64)	(18)
Swap Agreements	0	(104)	216	0	0	112

	$0	$(40)	$216	$55	$(396)	$(165)

	$(92)	$(113)	$506	$55	$(1,443)	$(1,087)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,138	$0	$2,138
Industrials	0	1,374	0	1,374
Utilities	0	390	0	390
U.S. Government Agencies	0	156,285	0	156,285
U.S. Treasury Obligations	0	2,197	0	2,197
Non-Agency Mortgage-Backed Securities	0	13,906	0	13,906
Asset-Backed Securities
Automobile ABS Other	0	1,640	0	1,640
Automobile Sequential	0	1,288	0	1,288
CMBS Other	0	943	0	943
Home Equity Other	0	7,991	0	7,991
Whole Loan Collateral	0	1,379	0	1,379
Other ABS	0	13,635	0	13,635
Sovereign Issues	0	18,896	0	18,896
Exchange-Traded Funds	5,455	0	0	5,455
Short-Term Instruments
Commercial Paper	0	7,783	0	7,783
Repurchase Agreements	0	11,900	0	11,900
Egypt Treasury Bills	0	3	0	3
Nigeria Treasury Bills	0	396	0	396
South Africa Treasury Bills	0	52	0	52
Turkey Treasury Bills	0	112	0	112
U.S. Treasury Bills	0	11,070	0	11,070

	$5,455	$253,378	$0	$258,833

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,124	$0	$0	$25,124

Total Investments	$30,579	$253,378	$0	$283,957

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(14,622)	$0	$(14,622)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	135	386	0	521
Over the counter	0	5,670	0	5,670

	$135	$6,056	$0	$6,191

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(267)	(260)	0	(527)
Over the counter	0	(1,979)	(69)	(2,048)

	$(267)	$(2,239)	$(69)	$(2,575)

Total Financial Derivative Instruments	$(132)	$3,817	$(69)	$3,616

Totals	$30,447	$242,573	$(69)	$272,951

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	119

Schedule of Investments	PIMCO RAE PLUS Small Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 169.5%

CORPORATE BONDS & NOTES 2.5%

BANKING & FINANCE 1.6%

ARES Strategic Income Fund
5.450% due 09/09/2028	$500	$495

Athene Global Funding
5.033% due 07/17/2030	700	693

Barclays PLC
6.224% due 05/09/2034 •	400	420

Credit Suisse AG AT1 Claim	200	70

Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	201
5.800% due 03/08/2029	200	202

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •	300	295

JPMorgan Chase & Co.
4.946% due 10/22/2035 •	100	99

Morgan Stanley
5.320% due 07/19/2035 •	200	201

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029	400	398

VICI Properties LP
5.125% due 11/15/2031	100	99

		3,173

INDUSTRIALS 0.7%

Beignet Investor LLC
6.581% due 05/30/2049	900	926

CVS Pass-Through Trust
6.943% due 01/10/2030	87	89

Petroleos del Peru SA
5.625% due 06/19/2047	300	211

Petroleos Mexicanos
6.350% due 02/12/2048	100	77

United Airlines Pass-Through Trust
5.450% due 08/15/2038	94	96

		1,399

UTILITIES 0.2%

Southern California Edison Co.
4.650% due 10/01/2043	200	168
5.150% due 06/01/2029	300	304

		472

Total Corporate Bonds & Notes (Cost $4,933)		5,044

U.S. GOVERNMENT AGENCIES 105.5%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	222	216
4.500% due 12/01/2053	269	260
5.500% due 06/01/2054 - 09/01/2055	2,053	2,092
5.500% due 11/01/2054	7,703	7,747
6.000% due 10/01/2055	197	202

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	466	453

Federal Home Loan Mortgage Corp. REMICS
2.683% due 07/15/2036 •(a)	236	23
2.913% due 04/15/2036 •(a)	19	2
4.167% due 03/15/2037 •	50	49
4.487% due 08/15/2037 •	118	118
4.497% due 10/15/2037 •	18	18
4.507% due 05/15/2037 - 09/15/2037 •	127	127
4.602% due 11/25/2054 •	578	581
4.612% due 08/25/2055 - 09/25/2055 •	6,782	6,805
4.762% due 11/25/2054 •	558	559
4.812% due 12/25/2054 - 03/25/2055 •	1,140	1,149
5.000% due 04/15/2041	289	293

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 03/15/2034		$53	$55

Federal National Mortgage Association
3.000% due 01/01/2027		17	17
4.500% due 11/01/2054 - 12/01/2054		1,284	1,256
5.500% due 07/01/2054 - 01/01/2055		1,995	2,024

Federal National Mortgage Association REMICS
2.074% due 03/25/2041 •(a)		416	39
2.924% due 03/25/2036 •(a)		104	7
4.126% due 07/25/2037 •		4	4
4.156% due 07/25/2037 •		10	9
4.176% due 09/25/2035 •		18	18
4.186% due 09/25/2035 •		37	37
4.496% due 06/25/2037 •		76	77
4.612% due 11/25/2054 •		414	415
4.672% due 03/25/2055 •		5,500	5,484
4.812% due 09/25/2055 •		1,216	1,226
11.454% due 12/25/2036 •		5	6

Federal National Mortgage Association Trust
4.132% due 09/25/2042 •		4	4

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)		463	21

Government National Mortgage Association
3.500% due 11/20/2054		6,200	5,693

Government National Mortgage Association REMICS
4.523% due 09/20/2055 •		4,537	4,550
4.977% due 04/20/2068 •		282	288

Government National Mortgage Association, TBA
3.500% due 04/01/2056		200	183
4.000% due 04/01/2056		6,430	6,024
4.500% due 04/01/2056		4,020	3,884
5.000% due 05/01/2056		5,340	5,278
5.500% due 05/01/2056		2,690	2,702
6.000% due 05/01/2056		2,660	2,702

U.S. Small Business Administration
4.430% due 05/01/2029		8	8

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		310	272
4.000% due 04/01/2056 - 06/01/2056		10,370	9,783
4.500% due 05/01/2056		2,760	2,661
5.000% due 04/01/2056 - 05/01/2056		26,340	25,971
5.500% due 04/01/2056 - 05/01/2056		4,600	4,619
6.000% due 06/01/2056 - 07/01/2056		45,480	46,286
6.500% due 05/01/2056		60,260	62,294

Total U.S. Government Agencies (Cost $214,896)			214,591

U.S. TREASURY OBLIGATIONS 3.0%

U.S. Treasury Bonds
4.625% due 05/15/2044 (h)		2,100	2,037
4.875% due 08/15/2045 (h)		51	51

U.S. Treasury Notes
0.375% due 09/30/2027 (h)		100	95
0.625% due 11/30/2027 (h)		200	190
0.750% due 01/31/2028		300	284
3.875% due 07/31/2030 (h)		2,300	2,296
4.125% due 02/15/2036 (h)		1,100	1,083
4.250% due 08/15/2035 (h)		83	83

Total U.S. Treasury Obligations (Cost $6,209)			6,119

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%

Adjustable Rate Mortgage Trust
4.897% due 01/25/2036 ~		352	276

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		101	58

Avon Finance
4.645% due 12/28/2049 •	GBP	357	473

Banc of America Funding Trust
4.210% due 04/20/2047 •		$11	9

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.620% due 09/20/2034 ~		$1	$1

Banc of America Mortgage Trust
5.281% due 02/25/2034 ~		6	6
5.625% due 01/25/2035 ~		8	8

Bear Stearns ALT-A Trust
4.133% due 12/25/2046 •		12	11
4.293% due 01/25/2036 •		15	15
4.336% due 11/25/2035 ~		160	148
4.902% due 10/25/2035 ~		138	115

Bear Stearns ARM Trust
4.819% due 07/25/2034 ~		16	15
4.991% due 01/25/2035 ~		1	1
5.619% due 11/25/2034 ~		3	3
5.792% due 01/25/2033 ~		89	89
5.910% due 04/25/2033 ~		3	3
5.950% due 02/25/2036 •		5	5
6.375% due 08/25/2033 ~		5	5

BX Commercial Mortgage Trust
5.513% due 01/17/2039 •		984	984

Chase Home Lending Mortgage Trust
4.912% due 05/25/2055 •		218	218

Chase Mortgage Finance Trust
4.202% due 12/25/2035 ~		2	2
4.452% due 09/25/2036 ~		30	26
6.000% due 11/25/2036		113	46
6.000% due 12/25/2036		59	23

ChaseFlex Trust
4.393% due 07/25/2037 •		158	140

CHL Mortgage Pass-Through Trust
4.453% due 02/25/2035 •		11	10
4.787% due 11/25/2034 ~		32	31
6.582% due 10/20/2034 ~		23	23

Citigroup Mortgage Loan Trust, Inc.
4.451% due 09/25/2037 ~		126	120
5.677% due 08/25/2035 ~		1	1

Countrywide Alternative Loan Trust
4.173% due 09/25/2046 •		166	165
4.193% due 08/25/2037 •		38	23
4.250% due 05/20/2046 •		12	11
4.353% due 02/25/2037 •		66	56
4.390% due 11/20/2035 •		12	11
4.430% due 12/20/2035 •		139	133
4.433% due 11/25/2035 •		742	690
4.859% due 12/25/2035 •		19	17
5.259% due 08/25/2035 •		7	7
5.339% due 01/25/2036 •		35	34
5.500% due 07/25/2035		1	0
5.500% due 11/25/2035		16	9
6.250% due 08/25/2036		479	248

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		711	544

CSMC Mortgage-Backed Trust
5.750% due 03/25/2037		66	34

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.453% due 02/25/2036 •		417	420
5.293% due 10/25/2047 •		663	521

Eurohome U.K. Mortgages PLC
4.015% due 06/15/2044 •	GBP	4	6

GSR Mortgage Loan Trust
4.741% due 11/25/2035 ~		$5	4
5.500% due 01/25/2037		7	17
6.000% due 02/25/2036		975	339
6.000% due 07/25/2037		234	145

HarborView Mortgage Loan Trust
4.131% due 12/19/2036 •		19	17
4.231% due 05/19/2035 •		645	628
4.271% due 06/19/2035 •		89	88
4.271% due 12/19/2036 •		406	398
4.316% due 06/19/2036 ~		241	122

IndyMac INDX Mortgage Loan Trust
4.026% due 06/25/2036 ~		398	356
4.153% due 02/25/2037 •		256	235
4.433% due 07/25/2045 •		11	8

JP Morgan Alternative Loan Trust
4.203% due 05/25/2036 ~		218	116

120	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Chase Commercial Mortgage Securities Trust
5.170% due 12/15/2031 •	$110	$110

JP Morgan Mortgage Trust
3.934% due 10/25/2036 ~	97	68
4.198% due 10/25/2036 ~	12	7
5.182% due 04/25/2037 ~	13	9
5.533% due 07/25/2035 ~	46	45
5.750% due 01/25/2036	9	4

Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ	590	591

Lehman XS Trust
4.293% due 08/25/2037 •	151	149
5.493% due 09/25/2047 •	165	153

Luminent Mortgage Trust
4.513% due 04/25/2036 •	100	90

MASTR Adjustable Rate Mortgages Trust
3.180% due 07/25/2035 ~	32	29
4.571% due 10/25/2033 ~	125	111

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.227% due 12/15/2030 •	2	2

Merrill Lynch Alternative Note Asset Trust
4.193% due 03/25/2037 •	1,662	384
4.393% due 03/25/2037 •	339	78

Merrill Lynch Mortgage Investors Trust
4.838% due 09/25/2035 ~	87	68
5.449% due 05/25/2033 ~	9	9

Morgan Stanley Mortgage Loan Trust
5.634% due 06/25/2036 ~	4	4

Morgan Stanley Re-REMICS Trust
3.264% due 02/26/2037 •	73	70
5.250% due 05/26/2037 ~	85	37

Mortgage Equity Conversion Asset Trust
4.260% due 05/25/2042 •	111	102

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~	140	132

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	9	4

PHH Alternative Mortgage Trust
4.113% due 02/25/2037 •	463	340

PRPM Trust
5.228% due 08/25/2069 þ	505	505

RALI Trust
4.093% due 02/25/2037 •	197	181
4.153% due 07/25/2036 •	873	273
4.163% due 08/25/2036 •	359	334
6.000% due 08/25/2036	41	34

Structured Adjustable Rate Mortgage Loan Trust
3.906% due 11/25/2035 ~	129	120
4.093% due 08/25/2036 •	118	94
5.259% due 01/25/2035 •	3	3
5.939% due 02/25/2034 ~	1	1

Structured Asset Mortgage Investments II Trust
4.253% due 02/25/2036 •	131	124
4.353% due 02/25/2036 •	2	1
4.491% due 02/19/2035 •	6	6

Thornburg Mortgage Securities Trust
5.786% due 06/25/2047 •	113	102

Towd Point Mortgage Trust
4.546% due 10/27/2064 ~	749	750

WaMu Mortgage Pass-Through Certificates Trust
3.871% due 12/25/2046 •	40	38
3.996% due 02/25/2037 ~	57	49
4.285% due 06/25/2037 ~	24	22
4.353% due 11/25/2045 •	13	12
4.669% due 07/25/2047 •	107	91
4.739% due 10/25/2046 •	1,212	1,081
5.359% due 10/25/2046 •	14	14

Washington Mutual Mortgage Pass-Through Certificates Trust
4.609% due 02/25/2047 •	525	501

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	259	229
6.578% due 07/25/2037 ~	9	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
6.288% due 12/25/2036 ~	$52	$49

Total Non-Agency Mortgage-Backed Securities (Cost $16,745)		15,486

ASSET-BACKED SECURITIES 17.4%

AUTOMOBILE ABS OTHER 0.9%

Exeter Automobile Receivables Trust
4.480% due 04/16/2029	789	790
4.640% due 01/15/2030	600	602

GLS Auto Receivables Issuer Trust
5.210% due 02/18/2031	500	505

		1,897

AUTOMOBILE SEQUENTIAL 1.4%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	300	306

Carvana Auto Receivables Trust
5.620% due 01/10/2029	155	156

Flagship Credit Auto Trust
5.640% due 03/15/2028	80	80

GLS Auto Select Receivables Trust
5.580% due 06/17/2030	580	585

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	800	812
5.490% due 06/25/2027	150	150

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	557	562

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	99	99

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	59	59

		2,809

CMBS OTHER 0.2%

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •	193	194

AREIT Trust
4.922% due 01/20/2037 •	310	310

		504

HOME EQUITY OTHER 5.6%

ACE Securities Corp. Home Equity Loan Trust
3.913% due 10/25/2036 •	2	1

Argent Securities Trust
3.903% due 09/25/2036 •	291	94

Citigroup Mortgage Loan Trust, Inc.
3.993% due 05/25/2037 •	807	553
4.093% due 12/25/2036 •	1,250	465
4.153% due 01/25/2037 •	1,363	1,017

Countrywide Asset-Backed Certificates
4.193% due 02/25/2037 •	165	159

Countrywide Asset-Backed Certificates Trust
4.333% due 03/25/2036 •	265	243

Fremont Home Loan Trust
4.453% due 01/25/2036 •	115	113

GSAA Home Equity Trust
4.033% due 06/25/2036 •	248	44

GSAMP Trust
3.893% due 12/25/2046 •	550	273
4.133% due 12/25/2036 •	1,128	557

Home Equity Mortgage Loan Asset-Backed Trust
4.213% due 04/25/2037 •	95	67

HSI Asset Securitization Corp. Trust
4.013% due 12/25/2036 •	3,389	811
4.153% due 04/25/2037 •	558	363

JP Morgan Mortgage Acquisition Trust
4.093% due 07/25/2036 •	235	111

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
4.093% due 05/25/2036 •		$201	$106
4.333% due 05/25/2046 •		1,382	408
4.768% due 04/25/2035 •		13	13

MASTR Asset-Backed Securities Trust
3.328% due 10/25/2036 •		1,059	505
4.273% due 03/25/2036 •		153	91

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 01/25/2037 •		883	406
3.923% due 02/25/2037 •		1,140	509
3.928% due 11/25/2036 •		1,482	940
4.003% due 01/25/2037 •		806	371
4.073% due 08/25/2036 •		1,494	743

Morgan Stanley Dean Witter Capital I, Inc. Trust
4.773% due 02/25/2033 •		31	31

Morgan Stanley Mortgage Loan Trust
4.133% due 11/25/2036 •		122	33

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.453% due 10/25/2036 •		609	109

NovaStar Mortgage Funding Trust
4.113% due 10/25/2036 •		821	377

Ownit Mortgage Loan Trust
4.693% due 10/25/2036 •		90	89

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		1,602	485

Securitized Asset-Backed Receivables LLC Trust
4.033% due 07/25/2036 •		428	162

Soundview Home Loan Trust
3.873% due 06/25/2037 •		196	133
4.313% due 02/25/2037 •		521	138
4.693% due 10/25/2037 •		1,089	865

			11,385

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.513% due 04/25/2037 •		133	35

WHOLE LOAN COLLATERAL 0.3%

Securitized Asset-Backed Receivables LLC Trust
3.953% due 08/25/2036 •		906	293
4.753% due 01/25/2036 •		383	360

			653

OTHER ABS 9.0%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •		500	501

37 Capital CLO II Ltd.
4.962% due 07/15/2034 •		1,000	1,001

AlbaCore Euro CLO IV DAC
3.006% due 07/15/2035 •	EUR	1,000	1,157

Arbour CLO VI DAC
3.134% due 11/15/2037 •		700	809

Arbour CLO XIII DAC
3.154% due 08/15/2038 •		800	922

ARES European CLO XIV DAC
3.063% due 10/21/2034 •		204	236
3.833% due 10/21/2034 •		500	579

Atlas Senior Loan Fund XV Ltd.
4.891% due 10/23/2032 •		$240	240

Barings Euro CLO DAC
3.269% due 10/21/2038 •	EUR	800	924

BHG Securitization Trust
5.930% due 10/17/2035		$154	154

Birch Grove CLO Ltd.
5.258% due 07/17/2037 •		1,000	1,003

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •		1,100	1,100

Crown Point CLO 7 Ltd.
4.898% due 10/20/2031 •		29	29

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	121

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Diameter Capital CLO 6 Ltd.
5.282% due 04/15/2037 •		$1,000	$1,003

ICG U.S. CLO Ltd.
4.818% due 10/20/2034 •		1,100	1,101

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		500	501

LCM 31 Ltd.
4.948% due 07/20/2034 •		1,000	1,001

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •		500	501

Margay CLO II DAC
3.244% due 07/15/2037 •	EUR	500	577

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •		$16	16

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •		133	133

Northwoods Capital XIV-B Ltd.
4.883% due 11/13/2031 •		434	434

Pagaya AI Debt Grantor Trust
5.331% due 01/15/2032		352	353

Pikes Peak CLO 2
4.888% due 10/11/2034 •		500	501

Pikes Peak CLO 4
4.882% due 07/15/2034 •		500	501

PPM CLO 5 Ltd.
4.848% due 10/18/2034 •		700	701

SLM Student Loan Trust
2.430% due 10/25/2039 •	EUR	411	443

SMB Private Education Loan Trust
4.772% due 07/15/2053 •		$391	391

Symphony CLO XXV Ltd.
4.718% due 04/19/2034 •		900	900

TCW CLO AMR Ltd.
4.954% due 08/16/2034 •		500	501

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		12	12

			18,225

Total Asset-Backed Securities (Cost $39,110)			35,508

SOVEREIGN ISSUES 11.9%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	45,000	47
5.800% due 10/01/2029		55,000	61

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (c)	BRL	7,900	1,477
0.000% due 10/01/2026 (c)		12,800	2,315

Colombia Government International Bonds
5.000% due 06/15/2045		$300	216
8.375% due 11/07/2054		200	207

Colombia TES
7.250% due 10/18/2034	COP	1,333,600	256
11.000% due 08/22/2029		7,639,400	1,926
11.750% due 01/24/2035		9,503,900	2,356
12.750% due 11/28/2040		2,062,700	547
13.250% due 02/09/2033		1,785,500	479

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$900	906

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		$270	$226

Egypt Government Bonds
19.698% due 10/14/2030	EGP	14,500	261
21.954% due 03/04/2028		14,500	260

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	300	300

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	120,000	587

Mexico Government International Bonds
5.850% due 07/02/2032		$200	201

Peru Government Bonds
6.150% due 08/12/2032	PEN	900	270
6.850% due 08/12/2035		700	205
7.300% due 08/12/2033		3,900	1,228

Peru Government International Bonds
5.400% due 08/12/2034		3,700	1,010
6.150% due 08/12/2032		14,400	4,328
6.950% due 08/12/2031		720	224

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	29,650	1,409
7.000% due 02/28/2031		5,870	325
8.000% due 01/31/2030		5,200	304
8.250% due 03/31/2032		2,600	150
8.500% due 01/31/2037		3,200	177
8.875% due 02/28/2035		20,700	1,202

Romania Government International Bonds
6.750% due 07/11/2039	EUR	400	462

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	100	2
39.740% (BISTREFI) due 05/17/2028 ~		8,100	182
40.299% (BISTREFI) due 09/06/2028 ~		7,900	177

Total Sovereign Issues (Cost $23,797)			24,283

		SHARES
EXCHANGE-TRADED FUNDS 3.7%

iShares Core S&P 500 ETF		11,692	7,637

Total Exchange-Traded Funds (Cost $7,880)			7,637

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.9%

COMMERCIAL PAPER 3.8%

Crown Castle, Inc.
4.300% due 04/21/2026		$2,000	1,995

Global Payments, Inc.
4.220% due 04/07/2026		2,000	1,999

HCA, Inc.
4.150% due 04/16/2026		2,700	2,695

Keurig Dr. Pepper, Inc.
4.380% due 05/07/2026		1,000	995

			7,684

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (e) 10.1%
			$20,600

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (c)(d)	EGP	250	4

NIGERIA TREASURY BILLS 0.3%
20.602% due 01/14/2027 - 01/28/2027 (b)(c)	NGN	862,300	542

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (c)(d)	ZAR	1,200	70

TURKEY TREASURY BILLS 0.1%
38.678% due 04/07/2026 (c)(d)	TRY	7,000	156

U.S. TREASURY BILLS 3.6%
3.690% due 06/25/2026 - 06/30/2026 (b)(c)(h)		$7,420	7,355

Total Short-Term Instruments (Cost $36,402)			36,411

Total Investments in Securities (Cost $349,972)			345,079

		SHARES
INVESTMENTS IN AFFILIATES 15.4%

SHORT-TERM INSTRUMENTS 15.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.4%

PIMCO Short Asset Portfolio		3,180,959	31,221

PIMCO Short-Term Floating NAV Portfolio III		2,226	22

Total Short-Term Instruments (Cost $31,002)			31,243

Total Investments in Affiliates (Cost $31,002)			31,243

Total Investments 184.9% (Cost $380,974)			$376,322

Financial Derivative Instruments (f)(g) 2.2% (Cost or Premiums, net $6,190)			4,426

Other Assets and Liabilities, net (87.1)%			(177,264)

Net Assets 100.0%			$203,484

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.

122	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.710%	03/31/2026	04/01/2026	$18,100	U.S. Treasury Notes 4.125% due 03/31/2029	$(18,487)	$18,100	$18,102
DEU	3.620	03/31/2026	04/01/2026	2,500	U.S. Treasury Bonds 4.625% due 11/15/2044	(2,546)	2,500	2,500

Total Repurchase Agreements						$(21,033)	$20,600	$20,602

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.4)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	$6,400	$(5,828)	$(5,715)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	4,350	(3,485)	(3,503)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	6,380	(5,343)	(5,362)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	7,210	(6,572)	(6,595)

Total Short Sales (10.4)%				$(21,228)	$(21,175)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$18,102	$0	$0	$18,102	$(18,487)	$(385)
DEU	2,500	0	0	2,500	(2,546)	(46)

Total Borrowings and Other Financing Transactions	$20,602	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(1,198) at a weighted average interest rate of 4.040%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	28	$28	$12	$2

Total Purchased Options					$12	$2

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	123

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month CORRA March Futures	06/2027	9	$1,571	$(3)	$2	$0
3-Month SONIA March Futures	06/2027	61	19,305	28	25	0
30-Day Federal Fund May Futures	05/2026	19	7,629	(30)	0	0
Australia Government 10-Year Bond June Futures	06/2026	32	2,379	(14)	22	0
California Carbon Allowance Vintage December Futures	12/2026	27	779	(121)	0	(7)
Euro-Bund June Futures	06/2026	93	13,479	(337)	98	0
U.S. Treasury 2-Year Note June Futures	06/2026	8	1,660	(12)	1	0
U.S. Treasury 5-Year Note June Futures	06/2026	748	80,918	(899)	96	(2)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	54	6,130	(110)	16	0

				$(1,498)	$260	$(9)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR June Futures	06/2027	2	$(562)	$4	$0	$(1)
3-Month SOFR Active Contract March Futures	06/2027	3	(723)	3	0	0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	21	(6,628)	355	0	(218)
Australia Government 3-Year Bond June Futures	06/2026	5	(358)	1	0	(2)
Euro-Bobl June Futures	06/2026	8	(1,067)	17	0	(4)
Euro-Oat June Futures	06/2026	98	(13,444)	426	0	(125)
Japan Government 10-Year Bond June Futures	06/2026	8	(6,569)	80	2	(14)
U.S. Treasury 10-Year Note June Futures	06/2026	196	(21,765)	279	0	(32)
U.S. Treasury Long-Term Bond June Futures	06/2026	1	(114)	4	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	15	(1,748)	(22)	0	(3)

				$1,147	$2	$(399)

Total Futures Contracts				$(351)	$262	$(408)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.317%		$100	$1	$0	$1	$0	$0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.426	EUR	100	1	0	1	0	0

							$2	$0	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	3,710	$(64)	$(4)	$(68)	$0	$(7)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		33,650	(512)	(80)	(592)	0	(73)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	200	(4)	1	(3)	0	0

						$(580)	$(83)	$(663)	$0	$(80)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-46 5-Year Index	5.000%	Quarterly	06/20/2031	$300	$13	$2	$15	$1	$0

124	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	14,200	$(74)	$(296)	$(370)	$44	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(4)	(4)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,700	(50)	(23)	(73)	7	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		4,500	(61)	(174)	(235)	18	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		830	39	13	52	0	(4)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	620,300	(43)	(48)	(91)	14	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		260,000	0	(167)	(167)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$9,100	(23)	24	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,270	27	(9)	18	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		32,160	(129)	35	(94)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,900	26	(34)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,210	21	(52)	(31)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		2,520	77	3	80	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		1,800	0	17	17	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		7,840	(157)	117	(40)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		9,190	(153)	98	(55)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	(17)	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,300	1,813	(11)	1,802	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,060	(11)	9	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		4,750	(108)	98	(10)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		2,790	2	2	4	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		3,300	(15)	19	4	4	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		3,200	(15)	15	0	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		1,630	28	(4)	24	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		5,100	333	(51)	282	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,030	9	(3)	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		50	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		70	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		9,050	(57)	100	43	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		19,030	38	124	162	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,150	(20)	30	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		1,000	0	15	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		300	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		200	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		926	16	(5)	11	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		2,480	(24)	(3)	(27)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		4,600	(31)	86	55	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,800	27	100	127	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,310	0	(23)	(23)	0	(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	125

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.054%	Annual	11/15/2052		$1,370	$0	$(23)	$(23)	$0	$(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,080	110	394	504	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		900	0	22	22	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	28	23	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,400	84	515	599	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		4,000	(337)	(108)	(445)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,630	41	70	111	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		670	(27)	10	(17)	0	(3)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		540	(4)	0	(4)	0	(2)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		8,600	0	(15)	(15)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,600	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		9,900	0	(33)	(33)	12	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		14,500	0	(43)	(43)	17	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		15,800	0	(40)	(40)	18	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,500	0	(26)	(26)	0	(3)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		7,400	0	(26)	(26)	10	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	3,100	23	(38)	(15)	31	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	2,441,450	0	61	61	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		2,667,300	0	59	59	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	1,000	0	4	4	1	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,400	(15)	(56)	(71)	26	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,700	74	(170)	(96)	32	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	50,000	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		41,000	0	1	1	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		5,660	0	(2)	(2)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(2)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(1)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	5	5	0	(1)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(6)	(6)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	6	6	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(4)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	4	4	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		10,110	(273)	(95)	(368)	89	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		6,880	160	13	173	0	(77)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	1,300	(25)	2	(23)	3	0
Receive	CPURNSA	2.503	Maturity	03/25/2030		$2,000	0	5	5	0	(1)
Receive	CPURNSA	2.520	Maturity	03/27/2030		4,000	0	6	6	0	(3)
Receive	CPURNSA	2.514	Maturity	04/04/2030		470	(4)	4	0	0	0
Receive	CPURNSA	2.487	Maturity	04/03/2035		5,700	(79)	48	(31)	0	(2)
Receive	CPURNSA	2.608	Maturity	07/28/2035		400	(4)	(1)	(5)	0	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		900	24	(8)	16	1	0

							$1,219	$574	$1,793	$386	$(236)

Total Swap Agreements							$654	$493	$1,147	$387	$(316)

126	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$2	$263	$388	$653	$0	$(409)	$(316)	$(725)

Cash of $6,678 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $1 and liability of $(1) for closed futures and unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	1,939		$1,416	$22	$0
	04/2026		$229	GBP	173	0	0
	05/2026	GBP	173		$229	0	0

BOA	04/2026	BRL	13,390		2,565	0	(20)
	04/2026	CAD	108		79	1	0
	04/2026	CLP	705,145		782	20	0
	04/2026	CNH	580		84	0	0
	04/2026	COP	694,859		181	0	(8)
	04/2026	EUR	69		82	2	0
	04/2026	IDR	2,369,610		140	0	0
	04/2026	INR	29,086		310	3	0
	04/2026	JPY	25,010		157	0	(1)
	04/2026	KRW	279,632		190	4	0
	04/2026	PHP	2,396		40	0	0
	04/2026	PLN	456		123	0	0
	04/2026	SGD	113		88	1	0
	04/2026	THB	320		10	1	0
	04/2026	TWD	6,065		190	1	0
	04/2026		$2,567	BRL	13,390	18	0
	04/2026		752	CLP	679,190	0	(18)
	04/2026		30	CNH	206	0	0
	04/2026		10	COP	36,237	0	0
	04/2026		110	CZK	2,323	0	(1)
	04/2026		203	EUR	175	0	(1)
	04/2026		169	HUF	56,805	2	0
	04/2026		340	INR	31,860	0	(1)
	04/2026		37	MXN	680	1	0
	04/2026		630	PLN	2,310	0	(8)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	127

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$40	TWD	1,277	$0	$0
	05/2026		157	JPY	24,934	1	0
	06/2026	BRL	2		$0	0	0
	06/2026	CAD	100		73	1	0
	06/2026	ILS	949		307	5	0
	06/2026	MXN	3,060		171	1	0
	06/2026	NZD	100		59	1	0
	06/2026	PEN	526		156	5	0
	06/2026		$71	AUD	100	0	(2)
	06/2026		103	CLP	88,395	0	(8)
	06/2026		42	ILS	131	0	0
	06/2026		21	NOK	200	0	0
	10/2026	BRL	500		$91	0	(1)

BPS	04/2026		8,409		1,603	0	(21)
	04/2026	CLP	597,672		655	9	0
	04/2026	CNH	207		30	0	0
	04/2026	COP	865,809		226	0	(9)
	04/2026	GBP	177		235	0	0
	04/2026	ILS	928		301	5	0
	04/2026	INR	6,528		69	0	0
	04/2026	KRW	360,759		241	2	0
	04/2026	PLN	325		90	3	0
	04/2026	THB	21,312		659	13	0
	04/2026	TWD	2,516		78	0	0
	04/2026		$662	AUD	947	0	(9)
	04/2026		1,598	BRL	8,409	25	0
	04/2026		34	COP	125,128	0	0
	04/2026		1,047	IDR	17,716,110	0	(4)
	04/2026		192	ILS	608	1	0
	04/2026		167	INR	15,486	0	(3)
	04/2026		233	JPY	37,100	1	0
	04/2026		123	KRW	183,023	0	(1)
	04/2026		398	PHP	23,671	0	(8)
	04/2026		284	PLN	1,025	0	(8)
	04/2026		340	THB	10,792	0	(13)
	04/2026		591	TWD	18,899	0	(2)
	04/2026	ZAR	2,520		$149	0	0
	05/2026	ILS	607		192	0	(2)
	05/2026	INR	44,887		474	0	(2)
	05/2026	TWD	10,247		318	0	(1)
	05/2026		$180	BRL	945	1	0
	05/2026		238	IDR	4,045,727	1	0
	05/2026		48	THB	1,576	0	0
	06/2026	COP	17		$0	0	0
	06/2026	IDR	675,341		40	0	0
	06/2026		$630	CLP	575,224	0	(8)
	06/2026		603	IDR	10,141,273	0	(6)
	06/2026		60	NZD	100	0	(2)
	07/2026	BRL	5,000		$930	0	(16)
	08/2026		$236	ZAR	3,918	0	(7)
	10/2026	BRL	3,600		$657	0	(10)

BRC	04/2026	IDR	1,006,728		59	0	0
	04/2026	MYR	40		10	0	0
	04/2026	PLN	319		89	3	0
	04/2026	TRY	52,999		1,165	0	(13)
	04/2026	TWD	1,282		40	0	0
	04/2026		$60	IDR	1,006,728	0	(1)
	04/2026		79	MYR	312	0	(2)
	04/2026		25	NOK	240	0	0
	04/2026		40	PLN	144	0	(2)
	04/2026		403	SEK	3,659	0	(17)
	04/2026		325	TRY	14,762	3	0
	04/2026		40	TWD	1,282	0	0
	04/2026	ZAR	9,466		$578	20	0
	05/2026	TRY	5,774		124	0	(1)
	06/2026		$74	CAD	100	0	(2)
	06/2026		20	IDR	337,515	0	0
	07/2026		741	COP	2,812,125	5	0

BSH	04/2026	BRL	7,200		$1,364	0	(26)
	04/2026	GBP	178		237	1	0
	04/2026	JPY	138,235		866	0	(5)

128	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$1,386	BRL	7,200	$4	$$0
	04/2026		1,964	NZD	3,402	0	(9)
	04/2026		644	PLN	2,328	0	(17)
	05/2026	NZD	3,402		$1,966	9	0
	05/2026	PEN	1,792		525	12	0
	05/2026		$237	GBP	178	0	(1)
	05/2026		866	JPY	137,818	5	0
	06/2026		100	PEN	337	0	(4)
	07/2026		100		337	0	(4)
	09/2026		619	CLP	544,833	0	(30)
	10/2026	BRL	7,600		$1,403	0	(4)
	12/2026	PEN	3,233		955	37	0

CBK	04/2026	AUD	246		173	4	0
	04/2026	BRL	474		91	0	(1)
	04/2026	CAD	383		281	6	0
	04/2026	CLP	164,182		180	3	0
	04/2026	CNH	206		30	0	0
	04/2026	COP	1,703,744		448	0	(16)
	04/2026	GBP	328		438	4	0
	04/2026	IDR	2,870,247		170	1	0
	04/2026	INR	228,676		2,447	31	0
	04/2026	JPY	7,000		45	1	0
	04/2026	KRW	85,869		59	2	0
	04/2026	NOK	1,285		134	2	0
	04/2026	PEN	431		124	0	0
	04/2026	PHP	5,656		94	0	0
	04/2026	SEK	1,350		145	3	0
	04/2026	THB	14		0	0	0
	04/2026	TWD	6,630		209	2	0
	04/2026		$90	BRL	474	2	0
	04/2026		746	CLP	679,190	0	(13)
	04/2026		90	CNH	619	0	0
	04/2026		1,385	COP	5,098,435	2	0
	04/2026		59	IDR	1,004,386	0	0
	04/2026		5,989	INR	552,001	5	(147)
	04/2026		140	NOK	1,355	0	0
	04/2026		165	PEN	568	0	(1)
	04/2026		11	PLN	39	0	0
	04/2026		201	THB	6,542	0	(3)
	04/2026	ZAR	1,497		$88	0	0
	05/2026	THB	3,205		104	6	0
	06/2026	COP	9,935,877		2,649	2	(14)
	06/2026	ILS	655		212	3	0
	06/2026	PEN	183		53	0	0
	06/2026		$130	IDR	2,186,007	0	(1)
	06/2026		193	MXN	3,469	0	(1)
	06/2026		94	PHP	5,679	0	0
	07/2026	COP	242,352		$64	0	(1)
	07/2026	PEN	1,046		310	11	0
	08/2026		$122	ZAR	2,173	5	0
	09/2026	CLP	1,518,224		$1,696	56	0
	09/2026	COP	833,458		215	0	(4)
	09/2026	PEN	2,803		811	12	0
	09/2026		$1,083	CLP	940,566	0	(68)
	09/2026		147	COP	579,743	5	0
	09/2026		84	MXN	1,498	0	(1)
	10/2026		120	PEN	409	0	(4)
	12/2026	PEN	402		$116	2	0
	01/2027		382		113	5	0

CIB	04/2026	CAD	41		30	1	0
	06/2026		$43	JPY	6,800	0	0
	06/2026	ZAR	3,430		$200	0	(2)

DUB	04/2026	CNH	85		12	0	0
	04/2026	CZK	1,418		67	0	0
	04/2026	ILS	1,873		605	9	0
	04/2026	INR	87,061		924	6	(1)
	04/2026		$1,034	AUD	1,508	6	0
	04/2026		26	CNH	179	0	0
	04/2026		10	HUF	3,338	0	0
	04/2026		1,001	INR	94,447	7	(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	129

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$3,388	SGD	4,328	$0	$(22)
	04/2026		205	THB	6,693	0	(2)
	04/2026	ZAR	5		$0	0	0
	05/2026	AUD	1,508		1,034	0	(6)
	05/2026	SGD	4,319		3,389	22	0
	05/2026		$12	CNH	85	0	0
	06/2026	COP	525,646		$141	0	0
	06/2026	HUF	67,789		200	0	(3)
	06/2026	THB	6,679		205	1	0
	06/2026		$10	ILS	32	0	0
	06/2026		109	PEN	377	0	(1)
	09/2026	PEN	156		$45	1	0

FAR	04/2026	AUD	964		683	18	0
	04/2026	BRL	845		162	0	(1)
	04/2026	CHF	1,265		1,639	57	0
	04/2026	GBP	143		192	2	0
	04/2026	JPY	172,115		1,078	0	(6)
	04/2026	PEN	144		41	0	0
	04/2026	PLN	355		98	3	0
	04/2026		$162	BRL	845	1	0
	04/2026		1,555	CHF	1,239	0	(5)
	04/2026		387	GBP	288	0	(6)
	04/2026		318	JPY	49,741	0	(5)
	04/2026		43	PEN	144	0	(1)
	04/2026		18	SGD	23	0	0
	05/2026	CHF	1,235		$1,555	5	0
	05/2026	ILS	1,010		319	0	(3)
	05/2026	SGD	23		18	0	0
	05/2026		$192	GBP	143	0	(2)
	05/2026		1,078	JPY	171,595	6	0
	06/2026	COP	764,788		$203	0	(2)
	06/2026	ILS	676		219	4	0
	06/2026	PEN	2,285		662	7	0
	06/2026		$141	MXN	2,449	0	(5)
	06/2026		13	PEN	44	0	0
	08/2026	PEN	414		$123	4	0
	09/2026		145		43	2	0
	09/2026		$68	MXN	1,200	0	(2)

GLM	04/2026	BRL	22,590		$4,168	0	(193)
	04/2026	CLP	91,568		100	1	0
	04/2026	COP	120,625		32	0	(1)
	04/2026	ILS	916		295	3	0
	04/2026	INR	20,345		221	6	0
	04/2026	MYR	672		169	3	0
	04/2026	PEN	437		130	4	0
	04/2026	THB	1,588		49	1	0
	04/2026	TWD	640		20	0	0
	04/2026		$4,299	BRL	22,590	63	0
	04/2026		84	CNH	578	0	0
	04/2026		28	IDR	478,669	0	0
	04/2026		49	INR	4,567	0	(1)
	04/2026		311	MXN	5,728	9	0
	04/2026		539	MYR	2,121	0	(15)
	04/2026		125	PEN	437	0	0
	04/2026		20	PLN	72	0	(1)
	04/2026		250	THB	8,009	0	(7)
	06/2026	BRL	6		$1	0	0
	06/2026	CLP	93,940		106	5	0
	06/2026	IDR	1,510,974		90	1	0
	06/2026	ILS	312		100	1	0
	06/2026	MXN	545		31	0	0
	06/2026	PEN	864		246	0	(1)
	06/2026	PLN	737		200	1	0
	06/2026	THB	3,592		110	0	0
	06/2026		$2,985	BRL	16,072	78	0
	06/2026		223	IDR	3,776,584	0	(1)
	06/2026		3,616	MXN	63,080	0	(119)
	06/2026		100	PLN	369	0	(1)
	07/2026	BRL	2,906		$538	0	(12)
	07/2026		$94	BRL	503	1	0

130	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
IND	04/2026	EUR	7,226		$8,533	$180	$0

JPM	04/2026	BRL	12,900		2,183	0	(307)
	04/2026	CAD	14		10	0	0
	04/2026	CNH	503		73	0	0
	04/2026	CZK	859		40	0	0
	04/2026	EUR	224		257	0	(2)
	04/2026	INR	46,024		490	3	0
	04/2026	KRW	104,081		69	0	0
	04/2026	MXN	18,661		1,042	2	0
	04/2026	PHP	1,181		20	0	0
	04/2026	PLN	1,273		346	4	0
	04/2026	SGD	4,239		3,364	67	0
	04/2026	TWD	2,827		88	0	0
	04/2026		$2,470	BRL	12,900	20	0
	04/2026		190	CAD	259	0	(4)
	04/2026		29	HUF	9,815	0	0
	04/2026		80	ILS	249	0	0
	04/2026		490	INR	46,103	1	0
	04/2026		69	KRW	103,028	0	(1)
	04/2026		110	MXN	2,025	3	0
	04/2026		117	PHP	7,021	0	(1)
	04/2026		134	PLN	477	0	(6)
	04/2026		80	SGD	103	0	0
	04/2026		88	TWD	2,825	0	0
	04/2026	ZAR	32,413		$1,936	24	(1)
	05/2026	SGD	103		80	0	0
	05/2026		$278	CAD	386	0	0
	05/2026		13	CNH	89	0	0
	06/2026	AUD	200		$141	3	0
	06/2026	CAD	100		73	1	0
	06/2026	ILS	715		230	3	0
	06/2026	MXN	9,871		555	8	0
	06/2026	PHP	1,204		20	0	0
	06/2026		$135	GBP	100	0	(2)
	06/2026		198	ILS	615	0	(2)
	06/2026		13	JPY	2,100	0	0
	06/2026		19	PHP	1,187	0	0
	06/2026	ZAR	1,200		$68	0	(3)
	10/2026	BRL	1,100		200	0	(3)

MBC	04/2026	CHF	209		263	2	0
	04/2026	EUR	408		471	1	(1)
	04/2026	GBP	590		788	7	0
	04/2026	INR	13,450		145	3	0
	04/2026	JPY	53,203		333	0	(3)
	04/2026	NOK	9,953		1,018	0	(10)
	04/2026	SEK	3,150		336	3	0
	04/2026	THB	9,084		286	10	0
	04/2026		$125	CHF	99	0	(1)
	04/2026		100	COP	371,738	1	0
	04/2026		119	EUR	102	0	(1)
	04/2026		1,046	GBP	781	0	(12)
	04/2026		40	IDR	678,453	0	0
	04/2026		119	INR	10,835	0	(5)
	04/2026		346	JPY	53,853	0	(7)
	04/2026		1,086	KRW	1,588,975	0	(29)
	04/2026		96	MXN	1,780	3	0
	04/2026		307	NOK	2,934	0	(4)
	04/2026		109	SEK	990	0	(4)
	05/2026	THB	3,331		$108	7	0
	05/2026		$340	GBP	254	0	(3)
	05/2026		333	JPY	53,043	3	0
	05/2026		990	NOK	9,684	10	0
	06/2026	EUR	100		$116	0	0
	06/2026	IDR	680,057		40	0	0
	06/2026	MXN	236		13	0	0
	07/2026	COP	380,341		100	0	(1)

MYI	04/2026	BRL	1,044		200	0	(2)
	04/2026	MYR	393		100	3	0
	04/2026		$199	BRL	1,044	3	0
	04/2026		10	CAD	14	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	131

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$311	EUR	269	$0	$0
	04/2026		436	PLN	1,544	0	(20)
	06/2026	CHF	100		$128	2	0
	06/2026	EUR	100		116	0	0
	06/2026	GBP	200		268	3	0
	06/2026	NOK	1,100		114	0	0
	06/2026	NZD	100		58	1	0
	06/2026	SEK	800		86	1	0
	06/2026		$100	HUF	33,899	1	0
	06/2026		100	ZAR	1,674	0	(2)

NGF	04/2026		699	NOK	6,717	0	(5)
	04/2026		532	TRY	24,338	7	0

RBC	04/2026	KRW	43,041		$29	0	0
	04/2026		$29	KRW	43,041	0	(1)

SCX	04/2026	COP	2,798,670		$731	0	(30)
	04/2026	NZD	3,402		2,034	79	0
	04/2026	THB	600		19	1	0
	04/2026		$1,758	CAD	2,433	0	(8)
	04/2026		234	GBP	175	0	(2)
	04/2026		532	INR	48,418	0	(21)
	04/2026		251	JPY	39,119	0	(4)
	04/2026		120	PLN	433	0	(3)
	04/2026		1,652	TWD	52,724	0	(5)
	05/2026	CAD	2,430		$1,758	8	0
	06/2026	CLP	100,577		113	5	0
	06/2026		$275	IDR	4,630,822	0	(2)

SOG	04/2026	SEK	150		$16	0	0
	04/2026		$170	CHF	136	0	0
	04/2026		8,518	EUR	7,381	14	0
	04/2026		1,387	JPY	215,768	0	(27)
	05/2026	CHF	136		$170	0	0
	05/2026	EUR	7,381		8,531	0	(13)
	05/2026		$16	SEK	149	0	0
	06/2026	IDR	504,653		$30	0	0
	06/2026	ILS	487		158	3	0
	06/2026	PEN	11,437		3,395	120	0
	06/2026		$117	EUR	100	0	(1)
	06/2026		20	IDR	338,154	0	0
	06/2026		18	PEN	60	0	0
	06/2026		22	SEK	200	0	(1)
	07/2026		212	PEN	717	0	(7)

SSB	04/2026	AUD	1,245		$886	27	0
	08/2026	COP	10,187,847		2,671	0	(18)

UAG	04/2026	CZK	1,736		83	1	0
	04/2026	INR	13,742		149	4	0
	04/2026	PLN	903		247	4	0
	04/2026	SGD	103		80	0	0
	04/2026	THB	5,904		181	2	0
	04/2026		$185	COP	687,339	2	0
	04/2026		373	PLN	1,347	0	(10)
	04/2026		272	THB	8,764	0	(6)
	06/2026	COP	1,726,303		$455	0	(7)
	06/2026	ILS	785		254	4	0
	06/2026	MXN	300		17	0	0
	06/2026		$15	COP	57,305	0	0
	06/2026		79	ILS	249	0	0
	06/2026		253	MXN	4,409	0	(8)

Total Forward Foreign Currency Contracts						$1,428	$(1,661)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	46,300	$86	$87
	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650	06/17/2026	12,500	23	30

						$109	$117

132	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,300	$5	$5
	Call - OTC USD versus HKD		7.800	08/24/2026	4,900	7	7
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	368	4	1
	Put - OTC USD versus KRW		1,400.000	07/13/2026	232	2	1
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	970	42	69

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	670	10	20
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	900	1	1

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	490	6	3

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,700	2	2
	Call - OTC USD versus HKD		7.800	08/24/2026	1,900	3	3

						$82	$112

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	22,800	$16	$35
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	3,600	8	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	1,400	11	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443	06/18/2026	2,900	18	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	3,500	5	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.095	04/06/2026	2,250	7	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	5,600	4	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	600	53	46
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	600	53	52
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	50
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	49
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	900	77	75
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	900	78	72

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	2,900	12	9
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651	06/24/2026	2,600	22	23
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	2,800	23	22
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	900	5	5

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,800	145	109
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,300	186	157

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	130,700	656	475
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	130,700	656	843
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,400	18	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,500	217	204
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	2,000	173	164

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463	04/14/2026	2,800	13	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.075	04/06/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	1,600	9	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,600	141	124
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,600	141	137
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,100	412	309
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	6,700	541	457

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	2,600	25	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	2,500	15	6
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.219	06/04/2026	2,300	11	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	300	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	2,400	211	186
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	2,400	211	205

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	133

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296%	02/04/2028	1,200	$84	$101
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	1,200	84	76

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	24,300	19	47
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	24,400	18	34
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	24,400	18	38
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	200	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,600	34	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,400	48	14
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,400	35	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	600	53	47
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	600	53	51

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,200	106	95
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,200	106	102

							$ 4,959	$4,491

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	4,400	$5	$37
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	18,400	6	16

					$11	$53

Total Purchased Options					$5,161	$4,773

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500%	05/20/2026	23,100	$(30)	$(7)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	30,300	(56)	(19)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	3,800	(5)	(3)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	06/17/2026	15,800	(23)	(6)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	06/17/2026	3,000	(4)	(4)

						$ (118)	$ (39)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,300	$(2)	$(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	4,900	(2)	(2)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	368	(1)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	232	(1)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,950	(41)	(63)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	670	(2)	(4)
	Call - OTC USD versus BRL		5.700	04/23/2026	670	(6)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	900	0	0

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	490	(2)	(1)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,700	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	1,900	(1)	(1)

						$(59)	$(74)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	1,800	$(8)	$(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	1,700	(13)	(13)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	2,900	(18)	(27)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	2,200	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	200	(1)	(1)

134	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589%	04/30/2026	3,000	$(11)	$(11)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	2,600	(22)	(15)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	2,900	(23)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	2,200	(3)	(13)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	1,300	(2)	(4)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,500	(17)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	3,900	(4)	(13)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	3,200	(13)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	1,800	(9)	(9)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	2,700	(25)	(35)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	3,000	(15)	(43)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	200	(1)	(2)

							$(195)	$(244)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	1,900	$(3)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	1,900	(4)	(10)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	1,300	(3)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	400	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	2,300	(11)	(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	400	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	2,300	(9)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	4,000	(12)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	4,000	(7)	(22)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	600	(1)	(1)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	1,300	(2)	(5)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	1,100	(3)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	900	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	900	(2)	(1)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.313	04/06/2026	1,100	(3)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	96.859	04/06/2026	2,500	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	96.102	06/04/2026	2,300	(11)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2056	101.113	04/06/2026	400	(1)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.234	04/06/2026	700	(1)	(2)

					$(88)	$(92)

Total Written Options					$(460)	$(449)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.662%	$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	1,455	$(402)	$285	$0	$(117)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	630	141	(15)	126	0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,260	291	(39)	252	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		910	207	(25)	182	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,260	512	(59)	453	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		360	84	(12)	72	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$	599	(9)	5	0	(4)

							$824	$140	$1,085	$(121)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	135

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	ERAUSLT Index	2,336	3.850% (SOFR plus a specified spread)	Monthly	04/15/2026	$19,546	$0	$(42)	$0	$(42)
	Receive	ERAUSLT Index	5,847	3.870% (SOFR plus a specified spread)	Monthly	04/22/2026	48,924	0	(32)	0	(32)
	Receive	ERAUSLT Index	8,993	4.180% (SOFR plus a specified spread)	Monthly	12/09/2026	75,247	0	(273)	0	(273)

MYI	Receive	ERAUSLT Index	7,108	4.080% (SOFR plus a specified spread)	Monthly	06/10/2026	59,475	0	(210)	0	(210)

								$0	$(557)	$0	$(557)

Total Swap Agreements								$823	$(416)	$1,085	$(678)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$22	$0	$0	$22	$0	$0	$0	$0	$22	$0	$22
BOA	68	490	126	684	(69)	(120)	(117)	(306)	378	0	378
BPS	61	59	252	372	(132)	(59)	0	(191)	181	(300)	(119)
BRC	31	266	0	297	(38)	(4)	0	(42)	255	0	255
BSH	68	0	0	68	(100)	0	0	(100)	(32)	0	(32)
CBK	175	0	182	357	(275)	0	0	(275)	82	0	82
CIB	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
DUB	52	1,687	0	1,739	(39)	(33)	0	(72)	1,667	0	1,667
FAR	109	0	0	109	(38)	0	0	(38)	71	0	71
GLM	177	1,057	0	1,234	(352)	(29)	0	(381)	853	266	1,119
GSC	0	53	0	53	0	(57)	0	(57)	(4)	0	(4)
GST	0	117	0	117	0	(39)	0	(39)	78	0	78
IND	180	0	0	180	0	0	0	0	180	(260)	(80)
JPM	139	588	453	1,180	(332)	(84)	(347)	(763)	417	6,997	7,414
MBC	50	5	0	55	(81)	(2)	0	(83)	(28)	0	(28)
MSC	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)
MYC	0	254	72	326	0	(2)	0	(2)	324	(280)	44
MYI	14	0	0	14	(24)	0	(210)	(234)	(220)	3,944	3,724
NGF	7	197	0	204	(5)	0	0	(5)	199	0	199
RBC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SAL	0	0	0	0	0	(12)	(4)	(16)	(16)	0	(16)
SCX	93	0	0	93	(75)	0	0	(75)	18	0	18
SOG	137	0	0	137	(49)	0	0	(49)	88	0	88
SSB	27	0	0	27	(18)	0	0	(18)	9	0	9
UAG	17	0	0	17	(31)	0	0	(31)	(14)	0	(14)

Total Over the Counter	$1,428	$4,773	$1,085	$7,286	$(1,661)	$(449)	$(678)	$(2,788)

(h)

Securities with an aggregate market value of $11,207 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

136	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$2	$0	$0	$0	$0	$2
Futures	0	0	0	0	263	263
Swap Agreements	0	2	0	0	386	388

	$2	$2	$0	$0	$649	$653

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,428	$0	$1,428
Purchased Options	0	117	0	112	4,544	4,773
Swap Agreements	0	1,085	0	0	0	1,085

	$0	$1,202	$0	$1,540	$4,544	$7,286

	$2	$1,204	$0	$1,540	$5,193	$7,939

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$7	$0	$217	$0	$185	$409
Swap Agreements	0	80	0	0	236	316

	$7	$80	$217	$0	$421	$725

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,661	$0	$1,661
Written Options	0	39	0	74	336	449
Swap Agreements	0	121	557	0	0	678

	$0	$160	$557	$1,735	$336	$2,788

	$7	$240	$774	$1,735	$757	$3,513

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$137	$137
Futures	0	0	(1,240)	0	465	(775)
Swap Agreements	0	(20)	0	0	746	726

	$0	$(20)	$(1,240)	$0	$1,348	$88

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,360)	$0	$(3,360)
Purchased Options	0	0	0	4	(235)	(231)
Written Options	0	86	0	26	282	394
Swap Agreements	0	368	18,202	0	0	18,570

	$0	$454	$18,202	$(3,330)	$47	$15,373

	$0	$434	$16,962	$(3,330)	$1,395	$15,461

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	137

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)	March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(10)	$0	$0	$0	$0	$(10)
Futures	(121)	0	444	0	(899)	(576)
Swap Agreements	0	(65)	0	0	(403)	(468)

	$(131)	$(65)	$444	$0	$(1,302)	$(1,054)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(72)	$0	$(72)
Purchased Options	0	8	0	31	(407)	(368)
Written Options	0	79	0	(15)	(89)	(25)
Swap Agreements	0	(134)	5,559	0	0	5,425

	$0	$(47)	$5,559	$(56)	$(496)	$4,960

	$(131)	$(112)	$6,003	$(56)	$(1,798)	$3,906

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,173	$0	$3,173
Industrials	0	1,399	0	1,399
Utilities	0	472	0	472
U.S. Government Agencies	0	214,591	0	214,591
U.S. Treasury Obligations	0	6,119	0	6,119
Non-Agency Mortgage-Backed Securities	0	15,486	0	15,486
Asset-Backed Securities
Automobile ABS Other	0	1,897	0	1,897
Automobile Sequential	0	2,809	0	2,809
CMBS Other	0	504	0	504
Home Equity Other	0	11,385	0	11,385
Home Equity Sequential	0	35	0	35
Whole Loan Collateral	0	653	0	653
Other ABS	0	18,225	0	18,225
Sovereign Issues	0	24,283	0	24,283
Exchange-Traded Funds	7,637	0	0	7,637
Short-Term Instruments
Commercial Paper	0	7,684	0	7,684
Repurchase Agreements	0	20,600	0	20,600
Egypt Treasury Bills	0	4	0	4
Nigeria Treasury Bills	0	542	0	542
South Africa Treasury Bills	0	70	0	70
Turkey Treasury Bills	0	156	0	156
U.S. Treasury Bills	0	7,355	0	7,355

	$7,637	$337,442	$0	$345,079

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,243	$0	$0	$31,243

Total Investments	$38,880	$337,442	$0	$376,322

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,175)	$0	$(21,175)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	151	500	0	651
Over the counter	0	7,286	0	7,286

	$151	$7,786	$0	$7,937

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(371)	(353)	0	(724)
Over the counter	0	(2,671)	(117)	(2,788)

	$(371)	$(3,024)	$(117)	$(3,512)

Total Financial Derivative Instruments	$(220)	$4,762	$(117)	$4,425

Totals	$38,660	$321,029	$(117)	$359,572

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

138	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 183.9%

CORPORATE BONDS & NOTES 5.0%

BANKING & FINANCE 3.9%

ARES Strategic Income Fund
5.450% due 09/09/2028		$1,200	$1,188

Athene Global Funding
5.033% due 07/17/2030		2,100	2,079

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		249	241

Barclays PLC
7.437% due 11/02/2033 •		600	671

Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		250	250
10.410% (FHMMUSTF + 6.900%) due 03/13/2032 ~		250	261

Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		250	250

Credit Suisse AG AT1 Claim		2,612	914

Deutsche Bank AG
3.547% due 09/18/2031 •		2,000	1,881

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		400	392
4.542% due 08/01/2026		200	200
5.800% due 03/05/2027		600	603
5.800% due 03/08/2029		400	405

GA Global Funding Trust
5.500% due 04/01/2032		300	296

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		100	99

Golden Bear Re Ltd.
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		250	255

Hestia Re Ltd.
11.790% (BNMMDTSC + 8.250%) due 03/13/2032 ~		250	255

HPS Corporate Lending Fund
5.950% due 04/14/2032		300	290

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	555

Integrity RE III Ltd.
29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		250	275

Mayflower Re Ltd.
8.555% (FHMMUSTF + 5.045%) due 07/08/2030 ~		250	252
10.023% (FHMMUSTF + 6.513%) due 07/08/2030 ~		250	253

MMIFS Re Ltd.
5.151% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	180

Polestar Re Ltd.
14.161% (BRMMUSDF + 10.500%) due 01/08/2029 ~		$450	451

Quercus II Re DAC
13.079% (EUR003M + 11.000%) due 01/07/2028 ~	EUR	250	289

Sanders Re III Ltd.
11.280% (BRMMUSDF + 7.720%) due 06/05/2029 ~		$400	405

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		800	795

Ursa Re II Ltd.
11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		250	252

VICI Properties LP
5.125% due 11/15/2031		100	99
5.625% due 04/01/2035		200	199
5.750% due 04/01/2034		100	101

Wells Fargo & Co.
3.526% due 03/24/2028 •		700	694

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.900% due 07/22/2032 •	EUR	1,200	$1,396

			16,726

INDUSTRIALS 0.9%

Bayer U.S. Finance LLC
6.500% due 11/21/2033		$200	213

Beignet Investor LLC
6.581% due 05/30/2049		1,770	1,821

DAE Funding LLC
3.375% due 03/20/2028		500	481

Petroleos del Peru SA
5.625% due 06/19/2047		700	492

Petroleos Mexicanos
6.350% due 02/12/2048		300	230

United Airlines Pass-Through Trust
5.450% due 08/15/2038		188	192

Viper Energy Partners LLC
5.700% due 08/01/2035		100	101

			3,530

UTILITIES 0.2%

Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	484

Southern California Edison Co.
4.650% due 10/01/2043		300	252
5.150% due 06/01/2029		200	203

			939

Total Corporate Bonds & Notes (Cost $20,402)			21,195

U.S. GOVERNMENT AGENCIES 88.7%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032		998	972
4.000% due 01/01/2048 - 03/01/2049		877	841
5.000% due 01/01/2055		315	315
5.500% due 02/01/2055 - 09/01/2055		1,084	1,108
5.500% due 09/01/2055		2,469	2,518
6.000% due 10/01/2055		394	404
6.500% due 01/01/2054		358	370

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~		1,212	1,177

Federal Home Loan Mortgage Corp. REMICS
2.683% due 07/15/2036 •(a)		528	51
2.913% due 04/15/2036 •(a)		42	4
4.602% due 11/25/2054 •		1,372	1,381
4.612% due 09/25/2055 •		7,087	7,141
4.762% due 07/25/2055 •		521	525
4.812% due 03/25/2055 •		2,471	2,491
4.862% due 08/25/2055 •		5,969	6,029
5.112% due 03/25/2054 •		932	940

Federal National Mortgage Association
3.000% due 01/01/2027		68	67
3.500% due 06/01/2045		18	17
3.500% due 04/01/2048		1,059	987
5.000% due 12/01/2054 - 02/01/2055		499	497
5.500% due 08/01/2053		417	426
5.500% due 07/01/2054		1,372	1,381
6.500% due 01/01/2054		397	418
6.500% due 02/01/2054		1,006	1,057

Federal National Mortgage Association REMICS
2.074% due 03/25/2041 •(a)		932	88
2.924% due 03/25/2036 •(a)		232	16
4.612% due 11/25/2054 •		1,034	1,036
4.812% due 08/25/2055 - 09/25/2055 •		5,409	5,454
5.062% due 09/25/2055 •		3,397	3,429
11.454% due 12/25/2036 •		12	13

Government National Mortgage Association
5.125% due 11/20/2044 •		212	217

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
4.977% due 04/20/2068 •		$632	$644

Government National Mortgage Association, TBA
3.500% due 03/01/2056		12,900	11,838
4.000% due 04/01/2056		15,480	14,503
4.500% due 04/01/2056		11,040	10,667
5.000% due 05/01/2056		13,840	13,680
5.500% due 05/01/2056		6,540	6,569
6.000% due 05/01/2056		6,450	6,552

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		1,870	1,640
4.000% due 04/01/2056 - 06/01/2056		16,190	15,275
4.500% due 05/01/2056		3,970	3,828
5.000% due 04/01/2056 - 05/01/2056		40,210	39,653
5.500% due 04/01/2056 - 05/01/2056		28,510	28,612
6.000% due 06/01/2056 - 07/01/2056		75,980	77,326
6.500% due 05/01/2056		102,250	105,702

Total U.S. Government Agencies (Cost $378,537)			377,859

U.S. TREASURY OBLIGATIONS 3.7%

U.S. Treasury Bonds
4.625% due 05/15/2044 (h)(j)		6,100	5,918
4.875% due 08/15/2045 (j)		114	113

U.S. Treasury Notes
3.875% due 07/31/2030 (h)(j)		9,600	9,585
4.250% due 08/15/2035 (j)		185	185

Total U.S. Treasury Obligations (Cost $16,025)			15,801

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%

Adjustable Rate Mortgage Trust
4.897% due 01/25/2036 ~		788	619
4.898% due 09/25/2035 ~		4	4

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		226	131

Avon Finance
4.645% due 12/28/2049 •	GBP	1,488	1,971

Banc of America Funding Trust
4.210% due 04/20/2047 •		$25	21
6.620% due 09/20/2034 ~		3	3

BCAP LLC Trust
5.250% due 04/26/2037		45	24

Bear Stearns ALT-A Trust
4.293% due 01/25/2036 •		33	33
5.158% due 05/25/2035 ~		9	9

Bear Stearns ARM Trust
4.819% due 07/25/2034 ~		36	34
4.991% due 01/25/2035 ~		2	2
5.561% due 02/25/2034 ~		2	2
5.792% due 01/25/2033 ~		200	200
5.910% due 04/25/2033 ~		6	7
6.375% due 08/25/2033 ~		12	12

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,416	1,273
3.500% due 06/25/2062 ~		2,555	2,355

CHL Mortgage Pass-Through Trust
4.453% due 02/25/2035 •		8	8
4.592% due 09/25/2047 ~		1	1

CIM Trust
5.000% due 05/25/2062 ~		1,414	1,406
6.639% due 12/25/2067 þ		412	412

CLNY Trust
5.512% due 11/15/2038 •		3,200	3,161

Countrywide Alternative Loan Trust
4.153% due 05/25/2047 •		88	82
4.193% due 08/25/2037 •		84	51
4.430% due 12/20/2035 •		310	297
4.433% due 11/25/2035 •		1,663	1,545
4.859% due 12/25/2035 •		44	40

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	139

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 11/25/2035		$35	$19
6.250% due 08/25/2036		1,073	555

Credit Suisse First Boston Mortgage Securities Corp.
4.459% due 03/25/2032 ~		3	3

Cross Mortgage Trust
6.615% due 03/25/2068 þ		912	913

CSMC Trust
2.000% due 01/25/2060 ~		1,719	1,527

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.293% due 10/25/2047 •		1,484	1,168

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		2,074	2,073

Eurohome U.K. Mortgages PLC
4.015% due 06/15/2044 •	GBP	10	13

GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~		$1	1

HarborView Mortgage Loan Trust
4.011% due 07/19/2047 •		1,412	1,380
4.201% due 12/19/2036 •		435	366

IndyMac INDX Mortgage Loan Trust
4.273% due 07/25/2035 •		1	1
4.433% due 07/25/2045 •		24	18

JP Morgan Chase Commercial Mortgage Securities Trust
4.770% due 02/15/2035 •		658	650

JP Morgan Mortgage Trust
5.182% due 04/25/2037 ~		29	21

Lehman XS Trust
4.153% due 12/25/2036 •		489	496
4.293% due 08/25/2037 •		337	334

Luminent Mortgage Trust
4.252% due 04/25/2036 ~		2,372	1,534

MASTR Adjustable Rate Mortgages Trust
4.003% due 04/25/2046 •		2	2
4.571% due 10/25/2033 ~		279	248

Merrill Lynch Alternative Note Asset Trust
4.193% due 03/25/2037 •		3,723	861

Merrill Lynch Mortgage Investors Trust
4.293% due 11/25/2035 •		54	53
5.449% due 05/25/2033 ~		17	17

Merrill Lynch Mortgage-Backed Securities Trust
3.848% due 04/25/2037 ~		6	5

MFA Trust
4.400% due 03/25/2068 þ		929	924
6.775% due 10/25/2058 þ		809	814

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		258	242
6.864% due 10/25/2063 þ		1,517	1,529

OBX Trust
5.949% due 02/25/2063 þ		850	848
6.113% due 03/25/2063 þ		558	558
6.567% due 06/25/2063 þ		545	545
7.045% due 09/25/2063 þ		1,524	1,533

PHH Alternative Mortgage Trust
4.113% due 02/25/2037 •		1,036	762

PRPM LLC
4.000% due 06/25/2053 þ		1,185	1,173

RALI Trust
4.133% due 01/25/2037 •		1,036	927

Sequoia Mortgage Trust
3.928% due 01/20/2047 ~		2	2
4.523% due 03/20/2035 •		1	1

Structured Adjustable Rate Mortgage Loan Trust
3.906% due 11/25/2035 ~		289	270

Structured Asset Mortgage Investments II Trust
4.491% due 02/19/2035 •		13	12

Thornburg Mortgage Securities Trust
5.786% due 06/25/2047 •		4	4

Verus Securitization Trust
4.260% due 02/25/2067 þ		951	915
6.476% due 06/25/2068 þ		527	527
7.070% due 10/25/2068 þ		934	941

WaMu Mortgage Pass-Through Certificates Trust
3.534% due 01/25/2037 ~		2	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.649% due 04/25/2037 ~	$5	$5
3.871% due 12/25/2046 •	90	84
4.260% due 12/25/2036 ~	2	2
4.669% due 07/25/2047 •	240	205
4.739% due 10/25/2046 •	2,715	2,422

Washington Mutual Mortgage Pass-Through Certificates Trust
4.609% due 02/25/2047 •	1,175	1,122
4.829% due 05/25/2046 •	2	2

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	580	512
6.578% due 07/25/2037 ~	20	19

Total Non-Agency Mortgage-Backed Securities (Cost $44,663)		42,862

ASSET-BACKED SECURITIES 21.1%

AUTOMOBILE ABS OTHER 1.4%

Exeter Automobile Receivables Trust
4.480% due 04/16/2029	1,972	1,975
4.640% due 01/15/2030	1,600	1,604

GLS Auto Receivables Issuer Trust
5.080% due 01/16/2029	2,444	2,454

		6,033

AUTOMOBILE SEQUENTIAL 1.1%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	1,300	1,324

CPS Auto Receivables Trust
4.910% due 06/15/2028	125	125

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	71	71

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	530	534

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	2,300	2,334
5.490% due 06/25/2027	150	150

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	158	159

		4,697

CMBS OTHER 3.0%

BDS LLC
5.248% due 10/17/2042 •	2,200	2,193

LMNT CRE LLC
5.225% due 07/21/2043 •	1,600	1,601

LRECS LLC
5.177% due 08/19/2043 •	1,700	1,697

MF1 Ltd.
5.427% due 02/19/2037 •	2,900	2,906

Starwood Ltd.
5.472% due 11/15/2038 •	4,500	4,491

		12,888

HOME EQUITY OTHER 6.8%

ABFC Trust
4.528% due 03/25/2035 •	1,140	1,105

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.738% due 07/25/2035 •	2,202	2,195

Argent Securities Trust
3.903% due 09/25/2036 •	653	211
4.273% due 06/25/2036 •	1,964	523

Carrington Mortgage Loan Trust
4.053% due 02/25/2037 •	2,344	2,264

Citigroup Mortgage Loan Trust, Inc.
4.093% due 12/25/2036 •	2,799	1,041
4.113% due 09/25/2036 •	2,813	2,178

Countrywide Asset-Backed Certificates
4.193% due 02/25/2037 •	337	324
4.293% due 01/25/2046 •	3,542	3,389

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
4.453% due 01/25/2036 •		$212	$207

GSAA Home Equity Trust
4.033% due 06/25/2036 •		555	99

GSAMP Trust
4.053% due 12/25/2046 •		1,521	805

Home Equity Mortgage Loan Asset-Backed Trust
4.213% due 04/25/2037 •		195	137

HSI Asset Securitization Corp. Trust
4.013% due 12/25/2036 •		7,590	1,817

JP Morgan Mortgage Acquisition Trust
4.093% due 07/25/2036 •		528	249

Long Beach Mortgage Loan Trust
4.768% due 04/25/2035 •		30	30

MASTR Asset-Backed Securities Trust
3.328% due 10/25/2036 •		2,371	1,131
4.273% due 03/25/2036 •		341	202

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 01/25/2037 •		1,980	910
3.923% due 02/25/2037 •		1,708	1,546
4.073% due 08/25/2036 •		3,346	1,664

Morgan Stanley Home Equity Loan Trust
3.963% due 04/25/2037 •		1,958	1,002

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.453% due 10/25/2036 •		1,364	244

NovaStar Mortgage Funding Trust
4.113% due 10/25/2036 •		1,840	844

Ownit Mortgage Loan Trust
4.693% due 10/25/2036 •		201	200

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.668% due 10/25/2034 •		1,131	1,006

Residential Asset Mortgage Products Trust
4.468% due 11/25/2035 •		638	635

Securitized Asset-Backed Receivables LLC Trust
4.513% due 10/25/2035 •		2,650	2,369

Soundview Home Loan Trust
3.873% due 06/25/2037 •		440	297
4.313% due 02/25/2037 •		1,167	310

			28,934

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.513% due 04/25/2037 •		298	78

OTHER ABS 8.8%

ACHV ABS Trust
5.430% due 10/27/2031		403	405

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		285	277

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		300	288

ARES European CLO XIV DAC
3.833% due 10/21/2034 •	EUR	900	1,042

Bayfront Iabs VII Pte. Ltd.
0.000% due 04/11/2048 «•(c)		$1,000	1,000

Birch Grove CLO Ltd.
5.258% due 07/17/2037 •		2,800	2,807

Black Diamond CLO DAC
2.964% due 05/15/2032 •	EUR	425	492

Carlyle Euro CLO DAC
2.716% due 01/15/2031 •		177	205
2.874% due 08/15/2032 •		805	931

Carlyle Global Market Strategies CLO Ltd.
4.758% due 07/20/2034 •		$2,500	2,502

College Avenue Student Loans LLC
5.562% due 05/25/2055 •		2,267	2,308

Contego CLO III BV
3.297% due 04/15/2038 •	EUR	700	809

Dryden Euro CLO
3.286% due 10/18/2039 •		600	693

140	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest CLO XVI DAC
3.336% due 10/15/2038 •	EUR	900	$1,040

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		$1,000	1,001

MV Credit Euro CLO III DAC
3.284% due 02/15/2038 •	EUR	1,200	1,387

Nelnet Student Loan Trust
4.530% due 04/20/2062 •		$727	724
5.873% due 02/20/2041 •		127	130
6.640% due 02/20/2041		127	132

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •		240	240

OCP Euro CLO DAC
3.256% due 10/20/2039 •	EUR	500	578

Pagaya AI Debt Grantor Trust
5.331% due 01/15/2032		$927	930

PPM CLO 5 Ltd.
4.848% due 10/18/2034 •		1,500	1,502

Rockford Tower Europe CLO DAC
2.990% due 01/24/2035 •	EUR	2,200	2,535

SMB Private Education Loan Trust
1.070% due 01/15/2053		$1,069	984
1.340% due 03/17/2053		465	440
2.850% due 11/16/2054		600	565
4.517% due 01/15/2053 •		1,136	1,126
5.222% due 11/15/2052 •		286	289

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		657	635

Symphony CLO XXV Ltd.
4.718% due 04/19/2034 •		1,800	1,801

Toro European CLO 6 DAC
2.951% due 01/12/2032 •	EUR	5,790	6,699

Trinitas CLO XVII Ltd.
4.818% due 10/20/2034 •		$800	801

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		42	42

			37,340

Total Asset-Backed Securities (Cost $97,814)			89,970

SOVEREIGN ISSUES 12.8%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	70,000	74
5.000% due 03/01/2035		70,000	73
5.800% due 10/01/2029		85,000	93
5.800% due 10/01/2034		30,000	33
6.000% due 04/01/2033		80,000	89

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (c)	BRL	19,700	3,683
0.000% due 10/01/2026 (c)		32,300	5,842

Colombia Government International Bonds
5.000% due 06/15/2045		$500	360
8.375% due 11/07/2054		600	621

Colombia TES
2.250% due 04/18/2029 (e)	COP	932,123	220
7.250% due 10/18/2034		1,896,800	363
11.000% due 08/22/2029		14,483,200	3,652
11.750% due 01/24/2035		18,341,300	4,549
12.750% due 11/28/2040		4,037,700	1,070
13.250% due 02/09/2033		3,495,100	937

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$2,200	$2,214

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		540	453

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	700	699

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	300,000	1,467

Mexico Government International Bonds
5.850% due 07/02/2032		$500	502

Peru Government Bonds
6.150% due 08/12/2032	PEN	1,500	451
6.850% due 08/12/2035		1,200	352
7.300% due 08/12/2033		8,800	2,771

Peru Government International Bonds
5.400% due 08/12/2034		9,100	2,485
6.150% due 08/12/2032		35,100	10,548
6.950% due 08/12/2031		1,121	349

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	67,190	3,192
7.000% due 02/28/2031		16,880	935
8.000% due 01/31/2030		15,400	900
8.250% due 03/31/2032		7,300	421
8.500% due 01/31/2037		9,600	530
8.875% due 02/28/2035		39,800	2,312

Romania Government International Bonds
6.750% due 07/11/2039	EUR	900	1,040

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	300	7
39.740% (BISTREFI) due 08/19/2026 ~		100	2
39.740% (BISTREFI) due 05/17/2028 ~		24,000	538
40.299% (BISTREFI) due 09/06/2028 ~		21,700	486

Total Sovereign Issues (Cost $52,802)			54,313

		SHARES
EXCHANGE-TRADED FUNDS 3.6%

iShares Core S&P 500 ETF		23,384	15,275

Total Exchange-Traded Funds (Cost $15,723)			15,275

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 38.9%

COMMERCIAL PAPER 5.7%

ERAC USA Finance LLC
4.150% due 04/24/2026		$4,100	4,089

Global Payments, Inc.
4.250% due 04/06/2026		4,200	4,197

HCA, Inc.
4.150% due 04/22/2026		1,000	998
4.200% due 05/13/2026		900	895
4.380% due 05/01/2026		3,500	3,487

Keurig Dr. Pepper, Inc.
4.350% due 04/20/2026		2,200	2,195

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phillips 66
4.350% due 05/01/2026		$4,200	$4,185

S&P Global, Inc.
4.000% due 04/06/2026		4,200	4,197

			24,243

REPURCHASE AGREEMENTS (f) 29.6%
			126,100

NIGERIA TREASURY BILLS 0.2%
20.602% due 01/14/2027 - 01/28/2027 (b)(c)	NGN	1,565,300	984

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (c)(d)	ZAR	2,600	152

TURKEY TREASURY BILLS 0.1%
38.686% due 04/07/2026 (b)(c)	TRY	22,000	491

U.S. TREASURY BILLS 3.3%
3.324% due 04/07/2026 - 07/21/2026 (b)(c)(j)		$14,236	14,136

Total Short-Term Instruments (Cost $166,089)			166,106

Total Investments in Securities (Cost $792,055)			783,381

		SHARES
INVESTMENTS IN AFFILIATES 9.9%

SHORT-TERM INSTRUMENTS 9.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%

PIMCO Short Asset Portfolio		4,270,115	$41,911

PIMCO Short-Term Floating NAV Portfolio III		9,633	94

Total Short-Term Instruments (Cost $42,039)			42,005

Total Investments in Affiliates (Cost $42,039)			42,005

Total Investments 193.8% (Cost $834,094)			$825,386

Financial Derivative Instruments (g)(i) 4.3% (Cost or Premiums, net $17,751)			18,128

Other Assets and Liabilities, net (98.1)%			(417,653)

Net Assets 100.0%			$425,861

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	141

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$58,100	U.S. Treasury Notes 4.125% due 03/31/2029	$(59,266)	$58,100	$58,100
	3.710	03/31/2026	04/01/2026	63,900	U.S. Treasury Notes 4.125% due 03/31/2029	(65,265)	63,900	63,907
DEU	3.620	03/31/2026	04/01/2026	4,000	U.S. Treasury Bonds 4.625% due 11/15/2044	(4,074)	4,000	4,000
SAL	3.670	04/01/2026	04/02/2026	100	U.S. Treasury Notes 3.625% due 03/31/2028	(102)	100	100

Total Repurchase Agreements						$(128,707)	$126,100	$126,107

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.9)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	$12,900	$(11,747)	$(11,518)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	9,600	(7,691)	(7,731)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	12,900	(10,804)	(10,843)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	18,030	(16,435)	(16,493)

Total Short Sales (10.9)%				$(46,677)	$(46,585)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$122,007	$0	$0	$122,007	$(124,531)	$(2,524)
DEU	4,000	0	0	4,000	(4,074)	(74)
SAL	100	0	0	100	(102)	(2)

Total Borrowings and Other Financing Transactions	$126,107	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(6,728) at a weighted average interest rate of 4.003%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	47	$	47	$20	$4

Total Purchased Options						$20	$4

142	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month CORRA March Futures	06/2027	19	$	3,316	$(6)	$3	$0
3-Month SONIA March Futures	06/2027	124		39,243	57	51	0
30-Day Federal Fund May Futures	05/2026	37		14,856	(59)	0	0
Australia Government 10-Year Bond June Futures	06/2026	61		4,535	(28)	43	0
California Carbon Allowance Vintage December Futures	12/2026	49		1,415	(218)	0	(13)
Euro-Bund June Futures	06/2026	169		24,494	(612)	178	0
U.S. Treasury 5-Year Note June Futures	06/2026	390		42,190	123	31	(5)
U.S. Treasury 10-Year Note June Futures	06/2026	16		1,777	(36)	4	0

					$(779)	$310	$(18)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR June Futures	06/2027	5	$	(1,404)	$9	$0	$(2)
3-Month SOFR Active Contract March Futures	06/2027	5		(1,205)	6	0	0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	42		(13,255)	711	0	(435)
Australia Government 3-Year Bond June Futures	06/2026	9		(644)	2	0	(3)
E-Mini S&P 500 Index June Futures	06/2026	42		(13,799)	242	0	(383)
Euro STOXX 50 June Futures	06/2026	54		(3,430)	113	0	(36)
Euro-Oat June Futures	06/2026	175		(24,008)	761	0	(222)
FTSE 100 Index June Futures	06/2026	8		(1,080)	10	0	(24)
Japan Government 10-Year Bond June Futures	06/2026	18		(14,779)	183	4	(32)
Nikkei 225 Yen June Futures	06/2026	12		(2,007)	(46)	10	(74)
U.S. Treasury 2-Year Note June Futures	06/2026	30		(6,224)	(1)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	59		(6,697)	153	0	(18)
U.S. Treasury Long-Term Bond June Futures	06/2026	4		(456)	15	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	52		(6,061)	(70)	0	(11)

					$2,088	$14	$(1,241)

Total Futures Contracts					$1,309	$324	$(1,259)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.226%	EUR	300	$0	$6	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	(1.000)%	Quarterly	06/20/2031		$41,480	$(631)	$(99)	$(730)	$0	$(90)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	410	(7)	1	(6)	0	(1)

						$(638)	$(98)	$(736)	$0	$(91)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$594	$44	$(9)	$35	$5	$0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	4,900	208	35	243	28	0

					$252	$26	$278	$33	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	143

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	32,800	$(171)	$(683)	$(854)	$102	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		200	(1)	1	0	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	6	6	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		200	(1)	(8)	(9)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		4,000	(117)	(54)	(171)	17	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		8,800	(119)	(342)	(461)	35	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		2,010	95	30	125	0	(10)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	1,352,200	(99)	(98)	(197)	30	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		550,000	(347)	(6)	(353)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$31,010	(62)	65	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		28,300	0	48	48	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		41,230	147	(278)	(131)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		36,000	200	(215)	(15)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		21,800	278	28	306	0	(12)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		74,180	(299)	82	(217)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		3,500	(3)	(12)	(15)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		33,100	0	244	244	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		5,150	48	(61)	(13)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		700	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,300	409	106	515	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,790	(67)	42	(25)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		43,650	756	(493)	263	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		18,750	184	(81)	103	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,600	19	(51)	(32)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		2,490	(26)	21	(5)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		13,400	(304)	275	(29)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		2,410	2	1	3	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		6,200	(29)	37	8	7	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		6,100	(29)	29	0	7	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		3,300	57	(9)	48	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		50,000	3,224	(459)	2,765	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		200	2	(1)	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		500	(2)	(12)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		400	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		400	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034		200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		300	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		400	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		400	(1)	(9)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		600	(2)	(14)	(16)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		500	(2)	(10)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		500	(2)	(10)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		500	(2)	(11)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		500	(2)	(11)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		500	(2)	(12)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		300	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		1,000	(3)	(18)	(21)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		500	(2)	4	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		500	(2)	2	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		23,500	(147)	258	111	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		300	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		300	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		400	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		500	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		500	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		300	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		300	(1)	(1)	(2)	0	0

144	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.870%	Annual	03/05/2035		$100	$0	$0	$0	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		400	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		500	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		500	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		400	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		600	(3)	(3)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		48,310	91	320	411	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		25,290	144	(373)	(229)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		500	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		400	(1)	4	3	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		1,868	32	(10)	22	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		6,660	(65)	(7)	(72)	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		8,700	(59)	164	105	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		5,100	78	283	361	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		13,200	2,578	4,021	6,599	34	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		900	209	157	366	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		3,250	0	(58)	(58)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		3,390	0	(56)	(56)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,060	167	574	741	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		8,130	84	818	902	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		10,770	(907)	(292)	(1,199)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,180	79	137	216	12	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		1,180	(48)	19	(29)	0	(4)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		1,240	(9)	0	(9)	0	(5)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,900	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		21,600	0	(39)	(39)	0	(2)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		3,700	0	(5)	(5)	1	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		11,500	0	(38)	(38)	13	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		28,100	0	(83)	(83)	33	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		35,700	0	(91)	(91)	41	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		13,600	0	(63)	(63)	0	(7)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,100	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		8,600	0	(30)	(30)	12	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	5,500	41	(68)	(27)	55	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	5,166,050	0	129	129	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		5,200,550	0	116	116	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	1,700	0	7	7	2	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		300	0	1	1	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		200	0	1	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,400	(66)	(258)	(324)	115	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,000	55	(133)	(78)	26	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	77,000	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		64,000	0	1	1	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	600	0	(1)	(1)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		9,360	0	(3)	(3)	0	(1)
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		1,700	0	(1)	(1)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		1,100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	400	(1)	10	9	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		300	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	2	2	0	(1)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		140	1	(4)	(3)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		100	0	(2)	(2)	1	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		80	0	(2)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		200	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(5)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(1)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		300	(1)	2	1	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	3	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		300	(1)	17	16	0	(2)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	(10)	(11)	2	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(14)	(14)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		200	(1)	12	11	0	(2)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		200	(1)	(9)	(10)	2	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		200	(1)	(7)	(8)	2	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	145

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	2.520%	Annual	03/27/2035	EUR	200	$(1)	$(8)	$(9)	$2	$0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		200	(1)	(6)	(7)	2	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		200	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		200	(1)	6	5	0	(2)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		200	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	9	8	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		20,820	(566)	(191)	(757)	184	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		14,160	330	27	357	0	(158)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	2,500	(47)	2	(45)	5	0
Receive	CPURNSA	2.598	Maturity	09/28/2032		$7,900	1	11	12	0	(5)
Receive	CPURNSA	2.466	Maturity	06/17/2035		16,600	0	(28)	(28)	0	(4)

							$5,648	$3,269	$8,917	$937	$(553)

Total Swap Agreements							$5,262	$3,203	$8,465	$970	$(644)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$4	$361	$987	$1,352	$0	$(1,263)	$(644)	$(1,907)

(h)

Securities with an aggregate market value of $2,992 and cash of $11,180 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $37 and liability of $(4) for closed futures and unsettled variation margin asset of $17 for closed swap agreements is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
AZD	04/2026	CAD	14,978	$10,935	$167	$0
	04/2026	SGD	42	33	1	0

BOA	04/2026	BRL	25,921	4,970	0	(34)
	04/2026	CAD	1,155	830	1	(1)
	04/2026	CLP	1,236,985	1,371	35	0
	04/2026	CNH	1,200	174	0	0

146	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	COP	1,220,802		$318	$0	$(14)
	04/2026	EUR	120		142	3	0
	04/2026	IDR	4,231,390		250	1	0
	04/2026	INR	54,864		585	5	0
	04/2026	KRW	592,081		403	10	0
	04/2026	PHP	1,790		30	0	0
	04/2026	PLN	950		257	1	0
	04/2026	SGD	810		635	5	0
	04/2026	TWD	9,576		300	1	0
	04/2026		$4,965	BRL	25,921	39	0
	04/2026		526	CAD	717	0	(10)
	04/2026		1,321	CLP	1,193,726	0	(32)
	04/2026		60	CNH	414	0	0
	04/2026		49	COP	181,176	0	0
	04/2026		351	CZK	7,419	1	(2)
	04/2026		99	HUF	33,558	2	0
	04/2026		1,058	INR	98,150	1	(17)
	04/2026		1,771	JPY	282,484	9	0
	04/2026		68	MXN	1,249	2	0
	04/2026		10	PHP	601	0	0
	04/2026		1,508	PLN	5,510	0	(24)
	04/2026		110	TWD	3,511	0	0
	04/2026		140	ZAR	2,406	2	0
	05/2026	JPY	281,633		$1,770	0	(9)
	05/2026		$4,869	CNY	33,816	42	0
	06/2026	CAD	200		$146	2	0
	06/2026	ILS	1,454		471	7	0
	06/2026	MXN	6,226		347	2	0
	06/2026	PHP	6,040		100	1	0
	06/2026	SGD	127		100	1	0
	06/2026		$21	BRL	113	0	0
	06/2026		219	CLP	193,254	0	(10)
	06/2026		90	ILS	281	0	(1)
	06/2026		42	NOK	400	0	0
	10/2026	BRL	1,300		$238	0	(3)

BPS	04/2026		15,176		2,854	0	(76)
	04/2026	CLP	1,066,921		1,169	17	0
	04/2026	CNH	414		60	0	0
	04/2026	COP	1,520,911		397	0	(17)
	04/2026	ILS	1,441		467	8	0
	04/2026	INR	10,305		109	0	0
	04/2026	KRW	715,695		479	3	(1)
	04/2026	PLN	1,243		345	10	0
	04/2026	THB	48,310		1,492	26	(1)
	04/2026	TWD	4,403		137	0	0
	04/2026		$556	AUD	789	0	(11)
	04/2026		2,888	BRL	15,176	41	0
	04/2026		90	COP	334,749	0	0
	04/2026		2,101	IDR	35,551,463	0	(7)
	04/2026		303	ILS	960	2	0
	04/2026		304	INR	28,229	0	(6)
	04/2026		594	JPY	94,700	3	0
	04/2026		243	KRW	362,529	0	(2)
	04/2026		608	PHP	36,109	0	(12)
	04/2026		529	PLN	1,908	0	(15)
	04/2026		711	THB	22,582	0	(26)
	04/2026		1,210	TWD	38,673	0	(3)
	04/2026	ZAR	4,869		$287	0	0
	05/2026	CNY	133		19	0	0
	05/2026	ILS	959		303	0	(2)
	05/2026	INR	95,763		1,012	0	(4)
	05/2026	TWD	22,041		684	0	(3)
	05/2026		$400	BRL	2,100	3	0
	05/2026		505	IDR	8,597,171	1	0
	05/2026		102	THB	3,348	0	0
	06/2026	COP	38		$0	0	0
	06/2026	IDR	1,857,199		110	1	0
	06/2026		$1,130	CLP	1,032,315	0	(15)
	06/2026		1,183	IDR	19,905,494	0	(12)
	07/2026	BRL	6,500		$1,211	0	(18)
	07/2026		$1,751	BRL	9,407	28	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	147

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026		$528	ZAR	8,766	$0	$(16)
	10/2026	BRL	8,900		$1,624	0	(24)

BRC	04/2026	CAD	19		14	0	0
	04/2026	DKK	2,175		342	6	0
	04/2026	HKD	4,042		517	1	0
	04/2026	IDR	2,013,456		118	0	0
	04/2026	MXN	5,257		294	1	0
	04/2026	MYR	119		30	1	0
	04/2026	NOK	549		57	1	0
	04/2026	PLN	1,219		339	10	0
	04/2026	SGD	217		170	1	0
	04/2026	THB	40,769		1,315	77	0
	04/2026	TRY	84,426		1,830	0	(37)
	04/2026	TWD	3,524		110	0	(1)
	04/2026		$120	IDR	2,013,456	0	(2)
	04/2026		148	MYR	586	0	(4)
	04/2026		70	PLN	251	0	(3)
	04/2026		4,142	SEK	37,586	0	(172)
	04/2026		1,444	TRY	65,133	8	0
	04/2026		110	TWD	3,527	1	0
	04/2026	ZAR	22,628		$1,383	47	0
	05/2026	BRL	5,101		971	0	(8)
	05/2026	CHF	11,018		13,823	0	(5)
	05/2026		$14	CAD	19	0	0
	05/2026		51	TRY	2,357	0	0
	06/2026	THB	3,254		$100	1	0
	06/2026		$100	MYR	391	0	(3)

BSH	04/2026	BRL	18,200		$3,417	0	(96)
	04/2026		$3,505	BRL	18,200	9	0
	04/2026		22,160	GBP	16,647	0	(127)
	04/2026		12,386	JPY	1,977,272	73	0
	04/2026		3,689	NZD	6,390	0	(17)
	04/2026		1,258	PLN	4,551	0	(32)
	05/2026	GBP	16,647		$22,159	127	0
	05/2026	JPY	1,971,315		12,386	0	(73)
	05/2026	NZD	6,390		3,693	17	0
	05/2026	PEN	3,969		1,164	26	0
	06/2026		$364	PEN	1,233	0	(11)
	07/2026	PEN	12,617		$3,747	141	0
	09/2026		$1,568	CLP	1,380,946	0	(77)
	09/2026		24	PEN	82	0	(1)
	10/2026	BRL	19,500		$3,599	0	(10)
	12/2026	PEN	7,796		2,302	90	0

CBK	04/2026	AUD	326		230	5	0
	04/2026	BRL	2,208		423	0	(3)
	04/2026	CAD	893		655	13	0
	04/2026	CLP	282,950		310	4	0
	04/2026	CNH	2,736		398	1	0
	04/2026	COP	1,159,554		304	0	(11)
	04/2026	EUR	4,905		5,752	85	(3)
	04/2026	GBP	1,245		1,663	15	0
	04/2026	IDR	5,231,622		309	1	0
	04/2026	INR	419,562		4,489	57	0
	04/2026	KRW	143,115		98	3	0
	04/2026	NOK	2,535		265	3	0
	04/2026	PEN	178		52	1	0
	04/2026	PHP	8,953		148	1	0
	04/2026	PLN	78		22	1	0
	04/2026	SEK	2,695		290	5	0
	04/2026	THB	4		0	0	0
	04/2026	TWD	10,072		319	4	0
	04/2026		$650	AUD	918	0	(17)
	04/2026		421	BRL	2,208	5	0
	04/2026		1,311	CLP	1,193,726	0	(22)
	04/2026		179	CNH	1,237	0	0
	04/2026		2,285	COP	8,404,255	0	(1)
	04/2026		118	IDR	2,008,771	0	0
	04/2026		12,912	INR	1,188,659	9	(335)
	04/2026		471	JPY	75,300	3	0
	04/2026		300	NOK	2,905	0	0

148	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$170	PEN	584	$0	$(2)
	04/2026		22	PLN	78	0	(1)
	04/2026		394	THB	12,811	0	(5)
	04/2026		461	ZAR	7,842	2	0
	05/2026	THB	186,320		$6,026	355	0
	06/2026	CLP	276,781		301	2	0
	06/2026	COP	17,813,590		4,744	3	(30)
	06/2026	IDR	4,659,876		274	0	0
	06/2026	ILS	976		315	4	0
	06/2026		$249	IDR	4,203,573	0	(2)
	06/2026		362	MXN	6,392	0	(7)
	06/2026		35	PEN	119	0	(1)
	06/2026		148	PHP	8,990	0	(1)
	07/2026	PEN	3,442		$1,021	37	0
	08/2026		$268	ZAR	4,773	11	0
	09/2026	CLP	6,012,442		$6,693	199	0
	09/2026	COP	1,393,581		359	0	(6)
	09/2026		$2,201	CLP	1,911,108	0	(137)
	09/2026		153	MXN	2,742	0	(3)
	09/2026		36	PEN	120	0	(1)
	11/2026	PEN	2,799		$818	24	0
	01/2027		924		273	12	0

CIB	06/2026	CZK	2,108		100	1	0
	06/2026		$67	JPY	10,600	0	0
	06/2026	ZAR	1,715		$100	0	(1)

DUB	04/2026	BRL	2,259		433	0	(3)
	04/2026	CNH	113,228		16,526	87	0
	04/2026	CZK	2,493		118	1	0
	04/2026	HKD	19,615		2,507	3	0
	04/2026	ILS	2,908		940	14	0
	04/2026	INR	162,174		1,721	11	(2)
	04/2026		$5,063	AUD	7,380	29	0
	04/2026		428	BRL	2,259	8	0
	04/2026		8,146	CNH	56,334	33	0
	04/2026		79	HUF	26,609	1	0
	04/2026		1,856	INR	175,102	13	(8)
	04/2026		10,737	SGD	13,715	0	(69)
	04/2026		402	THB	13,123	0	(3)
	04/2026	ZAR	5		$0	0	0
	05/2026	AUD	7,380		5,061	0	(29)
	05/2026	CNH	56,198		8,146	0	(34)
	05/2026	SGD	13,684		10,737	69	0
	06/2026	COP	1,400,782		376	1	0
	06/2026	HUF	33,894		100	0	(1)
	06/2026	THB	13,096		402	2	0
	06/2026	TWD	1,518		48	0	0
	06/2026		$350	PEN	1,210	0	(4)
	08/2026		10		33	0	0

FAR	04/2026	AUD	3,917		$2,776	73	0
	04/2026	BRL	5,836		1,127	0	0
	04/2026	CHF	13,596		17,612	608	0
	04/2026	GBP	16,575		22,399	461	0
	04/2026	JPY	779,660		4,990	77	0
	04/2026	MYR	78		20	0	0
	04/2026	PEN	255		73	0	0
	04/2026	PLN	1,358		376	11	0
	04/2026	SEK	33,035		3,499	10	0
	04/2026	SGD	7		5	0	0
	04/2026		$1,118	BRL	5,836	9	0
	04/2026		15,425	JPY	2,461,885	87	0
	04/2026		10	MYR	39	0	0
	04/2026		76	PEN	255	0	(3)
	04/2026		58	SGD	74	0	0
	05/2026	ILS	1,596		$504	0	(4)
	05/2026	JPY	2,454,449		15,425	0	(86)
	05/2026	SGD	74		58	0	0
	05/2026		$3,499	SEK	32,980	0	(10)
	06/2026	ILS	1,035		$336	6	0
	06/2026	MXN	3,995		230	8	0
	06/2026	MYR	790		200	4	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	149

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$396	MXN	6,903	$0	$(13)
	06/2026		23	PEN	80	0	(1)
	08/2026	PEN	3,414		$1,010	35	0
	09/2026		256		76	3	0
	09/2026		$124	MXN	2,197	0	(4)

GLM	04/2026	BRL	50,275		$9,335	0	(371)
	04/2026	CLP	164,966		180	2	0
	04/2026	COP	277,448		74	0	(2)
	04/2026	ILS	1,403		451	5	0
	04/2026	INR	32,377		352	9	0
	04/2026	MYR	25,904		6,592	190	0
	04/2026	PEN	773		230	8	0
	04/2026	PLN	1,175		326	10	0
	04/2026	THB	2,858		88	1	0
	04/2026	TWD	1,921		60	0	0
	04/2026		$9,469	BRL	50,275	237	0
	04/2026		164	CNH	1,127	0	(1)
	04/2026		47	HUF	16,038	1	0
	04/2026		56	IDR	945,681	0	0
	04/2026		138	INR	12,787	0	(3)
	04/2026		684	MXN	12,595	18	0
	04/2026		89	MYR	355	0	(1)
	04/2026		221	PEN	773	1	0
	04/2026		30	PLN	108	0	(1)
	04/2026		460	THB	14,770	0	(12)
	06/2026	BRL	38,512		$7,152	0	(186)
	06/2026	CLP	187,880		213	10	0
	06/2026	IDR	2,854,061		169	1	0
	06/2026	ILS	312		100	1	0
	06/2026	INR	9,468		100	0	0
	06/2026	PLN	369		100	1	0
	06/2026	THB	6,882		210	0	0
	06/2026		$64	BRL	339	1	0
	06/2026		440	IDR	7,460,429	0	(1)
	06/2026		221	ILS	691	0	(1)
	06/2026		6,372	MXN	111,203	0	(206)
	07/2026	BRL	9,500		$1,761	0	(36)
	07/2026		$58	BRL	310	1	0

IND	04/2026	DKK	7,347		$1,131	0	(6)
	04/2026	EUR	42,015		49,611	1,048	0
	05/2026		$1,131	DKK	7,336	6	0

JPM	04/2026	BRL	26,600		$4,503	0	(632)
	04/2026	CNH	828		120	0	0
	04/2026	CZK	1,510		71	0	0
	04/2026	EUR	458		526	0	(3)
	04/2026	HKD	22,890		2,928	6	0
	04/2026	INR	85,377		908	6	0
	04/2026	KRW	148,724		98	0	0
	04/2026	MXN	24,565		1,372	3	0
	04/2026	PHP	3,543		58	0	0
	04/2026	PLN	2,099		571	7	(1)
	04/2026	SGD	12,581		9,983	198	0
	04/2026	TWD	5,339		167	0	0
	04/2026		$5,083	BRL	26,600	53	0
	04/2026		370	CAD	505	0	(7)
	04/2026		8,566	CNH	59,274	40	0
	04/2026		235	HUF	78,228	1	0
	04/2026		110	ILS	343	0	(1)
	04/2026		908	INR	85,523	2	0
	04/2026		108	KRW	161,662	0	(1)
	04/2026		216	MXN	3,988	6	0
	04/2026		234	PHP	14,040	0	(3)
	04/2026		60	PLN	216	0	(1)
	04/2026		150	SGD	193	1	0
	04/2026		167	TWD	5,337	0	0
	04/2026	ZAR	73,270		$4,376	54	(2)
	05/2026	AUD	442		303	0	(2)
	05/2026	CNH	59,129		8,566	0	(40)
	05/2026	SGD	193		150	0	(1)
	06/2026	AUD	200		141	3	0

150	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	ILS	1,382		$446	$5	$0
	06/2026	MXN	7,235		403	2	0
	06/2026	PHP	1,806		30	0	0
	06/2026		$49	JPY	7,700	0	0
	06/2026		59	PHP	3,561	0	0
	06/2026	ZAR	2,600		$147	0	(6)
	07/2026	BRL	3,700		684	0	(16)
	10/2026		2,600		473	0	(8)

MBC	04/2026	CHF	650		822	9	0
	04/2026	EUR	182		211	0	0
	04/2026	JPY	874,036		5,620	113	0
	04/2026	NOK	5,466		571	7	0
	04/2026	PLN	8,212		2,296	84	0
	04/2026	SEK	6,100		650	6	0
	04/2026		$1,020	AUD	1,472	0	(5)
	04/2026		1,506	DKK	9,526	0	(32)
	04/2026		1,571	GBP	1,173	0	(18)
	04/2026		70	IDR	1,187,293	0	0
	04/2026		807	INR	76,099	3	0
	04/2026		4,759	JPY	761,007	36	0
	04/2026		8,439	KRW	12,349,259	0	(227)
	04/2026		192	MXN	3,540	6	0
	04/2026		400	NOK	3,815	0	(6)
	04/2026		217	PLN	797	0	(2)
	04/2026		209	SEK	1,905	0	(8)
	04/2026		259	TWD	8,322	1	0
	05/2026	JPY	758,707		$4,759	0	(36)
	05/2026	THB	193,645		6,272	378	0
	06/2026	COP	2,874,053		766	0	(4)
	06/2026	IDR	1,190,101		70	0	0
	06/2026	MXN	550		30	0	0

MYI	04/2026	BRL	1,548		297	0	(2)
	04/2026	MYR	737		187	5	0
	04/2026		$295	BRL	1,548	4	0
	04/2026		30	CAD	41	0	0
	04/2026		63	MXN	1,148	1	0
	04/2026		948	PLN	3,355	0	(44)
	05/2026	NOK	17,132		$1,758	0	(11)
	06/2026	CHF	100		128	2	0
	06/2026	EUR	200		233	1	0
	06/2026	GBP	100		134	2	0
	06/2026	NOK	2,200		227	0	0
	06/2026	NZD	200		117	2	0
	06/2026	SEK	1,600		172	3	0
	06/2026		$1,174	QAR	4,279	1	0

NGF	04/2026	NOK	15,383		$1,600	12	0

RBC	04/2026	KRW	86,081		58	0	0
	04/2026	SGD	128		100	1	0
	04/2026		$58	KRW	86,081	0	(1)

SCX	04/2026	CHF	863		$1,116	36	0
	04/2026	COP	4,912,030		1,283	0	(53)
	04/2026	INR	233,469		2,539	73	0
	04/2026	JPY	613,172		3,931	67	0
	04/2026	NZD	6,390		3,820	148	0
	04/2026	SGD	5		4	0	0
	04/2026	THB	1,172		37	1	0
	04/2026		$11,042	CAD	15,287	0	(52)
	04/2026		1,239	INR	112,648	0	(49)
	04/2026		200	PLN	724	0	(5)
	04/2026		10,672	TWD	340,577	0	(30)
	05/2026	CAD	15,266		$11,042	52	0
	06/2026		$500	IDR	8,425,563	0	(4)

SOG	04/2026	JPY	3,382,027		$21,736	426	0
	04/2026		$5,057	CHF	4,053	13	0
	04/2026		55,023	EUR	47,680	88	0
	04/2026		10	PHP	603	0	0
	05/2026	CHF	4,039		$5,057	0	(13)
	05/2026	EUR	47,680		55,109	0	(86)
	06/2026	IDR	672,882		40	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	151

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	ILS	707		$229	$4	$0
	06/2026	KRW	149,357		100	1	0
	06/2026	MXN	1,797		100	0	0
	06/2026	PEN	21,935		6,511	231	0
	06/2026		$40	IDR	676,307	0	0
	06/2026		54	PEN	184	0	(1)
	06/2026		33	SEK	300	0	(1)

SSB	04/2026	AUD	6,316		$4,495	137	0
	04/2026	JPY	3,964		25	0	0
	04/2026		$162	DKK	1,051	1	0
	04/2026		260	SEK	2,365	0	(10)
	08/2026	COP	13,982,822		$3,666	0	(25)

UAG	04/2026	CZK	3,052		145	2	0
	04/2026	INR	29,282		318	8	0
	04/2026	PLN	2,625		721	13	0
	04/2026	SGD	193		150	0	0
	04/2026	THB	11,808		363	5	0
	04/2026		$40	PEN	138	0	0
	04/2026		729	PLN	2,633	0	(20)
	04/2026		533	THB	17,210	0	(11)
	05/2026		404		12,609	0	(21)
	06/2026	COP	2,071,210		$544	0	(11)
	06/2026	ILS	1,164		377	6	0
	06/2026	MXN	702		39	0	0
	06/2026		$139	ILS	437	0	0
	06/2026		754	MXN	13,166	0	(24)

Total Forward Foreign Currency Contracts						$7,579	$(4,333)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	88,800	$ 165	$ 167
	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650	06/17/2026	23,000	42	55

						$ 207	$ 222

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	7,800	$ 12	$12
	Call - OTC USD versus HKD		7.800	08/24/2026	11,300	16	16
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	744	7	2
	Put - OTC USD versus KRW		1,400.000	07/13/2026	466	3	2
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	2,210	97	158

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	1,180	18	35
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,100	3	3

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	890	11	5

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,900	5	6
	Call - OTC USD versus HKD		7.800	08/24/2026	4,300	6	6

						$178	$245

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	45,600	$ 32	$69
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	7,100	16	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	2,800	22	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443	06/18/2026	5,900	37	27
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	6,400	9	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	500	4	1

152	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215%	08/05/2026	300	$4	$1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	300	4	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	10,700	8	25
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	1,400	123	106
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	1,400	123	122
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	1,400	121	116
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	1,400	121	113
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,100	181	176
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,100	181	168

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	6,000	24	19
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651	06/24/2026	5,300	45	47
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	5,800	48	45
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	1,600	9	8

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	4,000	323	243
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	5,200	420	355

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	304,200	1,528	1,105
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	304,200	1,528	1,962
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	5,900	511	482
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	4,800	415	392

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463	04/14/2026	5,000	22	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	3,300	19	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	3,600	317	279
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	3,600	317	308
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	11,700	944	710
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	15,300	1,235	1,044

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	4,800	29	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	700	6	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	400	5	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	600	5	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	5,900	520	458
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	5,900	520	505
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	2,300	161	193
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	2,300	161	146

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	48,600	38	93
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	49,700	37	68
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	49,800	37	77
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	6,400	83	18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	5,700	113	33
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	5,700	84	36
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	1,400	123	109
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	1,400	123	120

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	2,900	255	228
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	2,900	255	246

							$11,286	$10,297

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	8,600	$11	$72
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	36,000	11	31

					$22	$103

Total Purchased Options					$11,693	$10,867

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	153

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500%	05/20/2026	43,900	$(56)	$ (14)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	58,600	(109)	(36)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	7,800	(10)	(6)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	06/17/2026	28,900	(41)	(11)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	06/17/2026	6,000	(9)	(7)

						$(225)	$ (74)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	7,800	$(4)	$(3)
	Call - OTC USD versus HKD		7.850	08/24/2026	11,300	(5)	(5)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	744	(3)	(1)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	466	(1)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	4,410	(93)	(141)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	1,180	(3)	(7)
	Call - OTC USD versus BRL		5.700	04/23/2026	1,180	(10)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,100	(1)	(1)

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	890	(5)	(2)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,900	(2)	(2)
	Call - OTC USD versus HKD		7.850	08/24/2026	4,300	(2)	(2)

						$(129)	$(165)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	3,500	$(16)	$(3)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	3,400	(26)	(27)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	6,000	(37)	(56)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	4,100	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	200	(1)	(1)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589	04/30/2026	6,300	(24)	(23)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	5,300	(45)	(31)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	5,900	(48)	(41)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	4,300	(6)	(26)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	2,200	(3)	(7)

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	8,000	(8)	(26)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	5,600	(22)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	500	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	500	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	600	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	3,800	(19)	(18)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	5,800	(29)	(83)

							$(301)	$(372)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	3,700	$(7)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	3,700	(7)	(20)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	2,800	(7)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	700	(5)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	4,700	(22)	(27)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	700	(4)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	4,700	(19)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	8,100	(23)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	7,900	(15)	(43)

154	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	$103.531	04/06/2026	1,100	$(2)	$(1)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	2,200	(4)	(9)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	2,300	(6)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	1,900	(5)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	1,900	(4)	(2)

					$(130)	$(159)

Total Written Options					$(785)	$(770)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.662%	$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046		$1,818	$(505)	$359	$0	$(146)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	1,540	346	(38)	308	0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		3,220	742	(98)	644	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		$3,196	(909)	653	0	(256)

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	2,311	526	(63)	463	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		5,110	1,181	(158)	1,023	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		780	181	(25)	156	0

							$1,562	$630	$2,594	$(402)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	Receive	RALVEIEN Index	610,382	4.430% (SOFR plus a specified spread)	Monthly	10/07/2026	$113,092	$0	$(413)	$0	$(413)

CBK	Receive	RALVEIIT Index	98,159	4.240% (SOFR plus a specified spread)	Monthly	04/01/2026	33,773	0	(1,491)	0	(1,491)
	Pay	NDUEEGF Index	70,742	4.110% (SOFR plus a specified spread)	Monthly	04/08/2026	54,135	0	206	206	0
	Pay	NDDUWXUS index	18	3.850% (SOFR plus a specified spread)	Monthly	04/15/2026	194	0	1	1	0
	Pay	NDDUWXUS Index	10,468	3.480% (SOFR plus a specified spread)	Monthly	05/20/2026	112,659	0	298	298	0
	Receive	RALVEIIT Index	277,685	4.320% (SOFR less a specified spread)	Monthly	12/09/2026	91,661	0	(344)	0	(344)

CIB	Receive	RALVEIIT Index	376,815	4.090% (SOFR plus a specified spread)	Monthly	04/22/2026	124,383	0	(147)	0	(147)

FAR	Pay	S&P 500 Total Return Index	1,880	4.130% (SOFR plus a specified spread)	Monthly	07/08/2026	27,374	0	43	43	0

JPM	Receive	RALVEIET Index	69,046	4.620% (SOFR plus a specified spread)	Monthly	04/15/2026	13,767	0	(41)	0	(41)
	Pay	NDDUWXUS index	59	3.940% (SOFR plus a specified spread)	Monthly	05/20/2026	635	0	2	2	0
	Receive	RALVEIIT Index	27,712	4.320% (SOFR less a specified spread)	Monthly	12/09/2026	9,147	0	(34)	0	(34)

MYI	Receive	RALVEIIN Index	23,397	3.775% (SOFR plus a specified spread)	Monthly	07/08/2026	5,459	0	(18)	0	(18)
	Receive	RALVEIEN Index	575,172	3.840% (SOFR plus a specified spread)	Monthly	10/07/2026	134,199	0	(385)	0	(385)
	Receive	RALVEIIN Index	497,449	3.750% (SOFR plus a specified spread)	Monthly	11/04/2026	116,065	0	(367)	0	(367)

UAG	Pay	S&P 500 Total Return Index	7,145	4.205% (SOFR plus a specified spread)	Monthly	04/01/2026	109,489	0	5,838	5,838	0

								$0	$3,148	$6,388	$(3,240)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	155

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MEI	Pay	NDUEEGF TRS EQUITY SOFR+20 MEI	9,971	3.850% (SOFR plus a specified spread)	Monthly	03/31/2027	$7,630	$0	$0	$0	$0

MYI	Pay	NDDUWXUS TRS EQUITY SOFR-29 MYI	1,257	3.360% (SOFR less a specified spread)	Monthly	05/20/2026	13,528	0	0	0	0

								$0	$0	$0	$0

Total Swap Agreements								$1,561	$3,779	$8,982	$(3,642)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$168	$0	$0	$168	$0	$0	$0	$0	$168	$0	$168
BOA	173	1,120	308	1,601	(157)	(259)	(146)	(562)	1,039	(343)	696
BPS	143	119	644	906	(271)	(121)	0	(392)	514	(609)	(95)
BRC	155	598	0	753	(235)	(7)	(669)	(911)	(158)	3,714	3,556
BSH	483	0	0	483	(444)	0	0	(444)	39	0	39
CBK	865	0	968	1,833	(588)	0	(1,835)	(2,423)	(590)	(9,150)	(9,740)
CIB	1	0	0	1	(1)	0	(147)	(148)	(147)	0	(147)
DUB	272	3,941	0	4,213	(153)	(26)	0	(179)	4,034	(400)	3,634
FAR	1,392	0	43	1,435	(121)	0	0	(121)	1,314	(2,300)	(986)
GLM	497	2,398	0	2,895	(821)	(56)	0	(877)	2,018	874	2,892
GSC	0	103	0	103	0	(113)	0	(113)	(10)	0	(10)
GST	0	222	0	222	0	(74)	0	(74)	148	(280)	(132)
IND	1,054	0	0	1,054	(6)	0	0	(6)	1,048	(1,440)	(392)
JPM	387	1,324	1,025	2,736	(724)	(94)	(75)	(893)	1,843	0	1,843
MBC	643	12	0	655	(338)	(4)	0	(342)	313	(270)	43
MSC	0	0	0	0	0	(16)	0	(16)	(16)	0	(16)
MYC	0	556	156	712	0	0	0	0	712	(600)	112
MYI	21	0	0	21	(57)	0	(770)	(827)	(806)	13,492	12,686
NGF	12	474	0	486	0	0	0	0	486	0	486
RBC	1	0	0	1	(1)	0	0	(1)	0	0	0
SCX	377	0	0	377	(193)	0	0	(193)	184	0	184
SOG	763	0	0	763	(101)	0	0	(101)	662	(690)	(28)
SSB	138	0	0	138	(35)	0	0	(35)	103	0	103
UAG	34	0	5,838	5,872	(87)	0	0	(87)	5,785	(8,730)	(2,945)

Total Over the Counter	$7,579	$10,867	$8,982	$27,428	$(4,333)	$(770)	$(3,642)	$(8,745)

(j)

Securities with an aggregate market value of $18,080 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

156	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$4	$0	$0	$0	$0	$4
Futures	0	0	10	0	351	361
Swap Agreements	0	50	0	0	937	987

	$4	$50	$10	$0	$1,288	$1,352

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,579	$0	$7,579
Purchased Options	0	222	0	245	10,400	10,867
Swap Agreements	0	2,594	6,388	0	0	8,982

	$0	$2,816	$6,388	$7,824	$10,400	$27,428

	$4	$2,866	$6,398	$7,824	$11,688	$28,780

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$13	$0	$952	$0	$298	$1,263
Swap Agreements	0	91	0	0	553	644

	$13	$91	$952	$0	$851	$1,907

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,333	$0	$4,333
Written Options	0	74	0	165	531	770
Swap Agreements	0	402	3,240	0	0	3,642

	$0	$476	$3,240	$4,498	$531	$8,745

	$13	$567	$4,192	$4,498	$1,382	$10,652

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	303	303
Futures	0	0	(860)	0	819	(41)
Swap Agreements	0	(392)	0	0	2,173	1,781

	$0	$(392)	$(860)	$0	$3,294	$2,042

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,050)	$0	$(19,050)
Purchased Options	0	0	0	11	(489)	(478)
Written Options	0	179	0	59	608	846
Swap Agreements	0	959	10,111	0	0	11,070

	$0	$1,138	$10,111	$(18,980)	$119	$(7,612)

	$0	$746	$9,251	$(18,980)	$3,413	$(5,570)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	157

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)	March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(16)	$0	$0	$0	$0	$(16)
Futures	(218)	0	1,417	0	492	1,691
Swap Agreements	0	15	0	0	(2,694)	(2,679)

	$(234)	$15	$1,417	$0	$(2,202)	$(1,004)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,489	$0	$4,489
Purchased Options	0	15	0	68	(859)	(776)
Written Options	0	150	0	(35)	(193)	(78)
Swap Agreements	0	(377)	6,489	0	0	6,112

	$0	$(212)	$6,489	$4,522	$(1,052)	$9,747

	$(234)	$(197)	$7,906	$4,522	$(3,254)	$8,743

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$16,726	$0	$16,726
Industrials	0	3,530	0	3,530
Utilities	0	939	0	939
U.S. Government Agencies	0	377,859	0	377,859
U.S. Treasury Obligations	0	15,801	0	15,801
Non-Agency Mortgage-Backed Securities	0	42,862	0	42,862
Asset-Backed Securities
Automobile ABS Other	0	6,033	0	6,033
Automobile Sequential	0	4,697	0	4,697
CMBS Other	0	12,888	0	12,888
Home Equity Other	0	28,934	0	28,934
Home Equity Sequential	0	78	0	78
Other ABS	0	36,340	1,000	37,340
Sovereign Issues	0	54,313	0	54,313
Exchange-Traded Funds	15,275	0	0	15,275
Short-Term Instruments
Commercial Paper	0	24,243	0	24,243
Repurchase Agreements	0	126,100	0	126,100
Nigeria Treasury Bills	0	984	0	984
South Africa Treasury Bills	0	152	0	152
Turkey Treasury Bills	0	491	0	491
U.S. Treasury Bills	0	14,136	0	14,136

	$15,275	$767,106	$1,000	$783,381

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,005	$0	$0	$42,005

Total Investments	$57,280	$767,106	$1,000	$825,386

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(46,585)	$0	$(46,585)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	293	1,005	0	1,298
Over the counter	0	27,428	0	27,428

	$293	$28,433	$0	$28,726

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,224)	(679)	0	(1,903)
Over the counter	0	(8,343)	(402)	(8,745)

	$(1,224)	$(9,022)	$(402)	$(10,648)

Total Financial Derivative Instruments	$(931)	$19,411	$(402)	$18,078

Totals	$56,349	$739,932	$598	$796,879

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

158	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

FPS Finance Co. 1 LLC
6.610% (EUR003M + 2.950%) due 05/26/2028 «~		$400	$400

Panama Government International Bonds
4.546% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	1,400	1,631

Total Loan Participations and Assignments (Cost $1,914)			2,031

CORPORATE BONDS & NOTES 4.2%

BANKING & FINANCE 2.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.450% due 04/15/2027		$200	204

ARES Strategic Income Fund
5.450% due 09/09/2028 (e)		4,400	4,356

Athene Global Funding
5.033% due 07/17/2030		7,600	7,525

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		380	367

Barclays PLC
7.437% due 11/02/2033 •		2,300	2,573

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,200	367

Credit Suisse AG AT1 Claim		$9,300	3,255

Deutsche Bank AG
3.547% due 09/18/2031 •(e)		500	470

F&G Global Funding
5.875% due 01/16/2030 (e)		400	406

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		200	199
2.900% due 02/16/2028		200	192
4.125% due 08/17/2027		500	494
5.800% due 03/05/2027		600	603
5.800% due 03/08/2029		700	708
7.350% due 11/04/2027		200	206

GA Global Funding Trust
5.500% due 04/01/2032 (e)		400	395

Gateway Re Ltd.
5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		500	500

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		400	394

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •(e)		1,500	1,473

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	1,800	2,064

HPS Corporate Lending Fund
5.950% due 04/14/2032 (e)		$1,200	1,160

HSBC Holdings PLC
2.848% due 06/04/2031 •		300	277

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		250	250

National Health Investors, Inc.
5.350% due 02/01/2033		100	98

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (b)		3,000	2,349

SBA Tower Trust
1.840% due 04/15/2027		1,000	976

Societe Generale SA
2.797% due 01/19/2028 •		200	197

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034 (e)		400	410

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		3,100	3,081

UBS Group AG
3.091% due 05/14/2032 •(e)		1,500	1,376

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UniCredit SpA
1.982% due 06/03/2027 •		$300	$299

VICI Properties LP
4.750% due 02/15/2028 (e)		2,700	2,703

Vitality Re XVI Ltd.
5.280% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	249

			40,176

INDUSTRIALS 1.2%

Bacardi-Martini BV
5.550% due 02/01/2030 (e)		2,800	2,861

Bayer U.S. Finance LLC
6.375% due 11/21/2030		200	210

Beignet Investor LLC
6.581% due 05/30/2049 (e)		7,550	7,769

DAE Funding LLC
3.375% due 03/20/2028		900	867

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	1,900	2,181

NTT Finance Corp.
4.876% due 07/16/2030		$200	201

Petroleos del Peru SA
5.625% due 06/19/2047		2,400	1,686

Petroleos Mexicanos
6.350% due 02/12/2048		1,100	843

United Airlines Pass-Through Trust
5.450% due 08/15/2038		564	577

Viper Energy Partners LLC
5.700% due 08/01/2035		1,200	1,210

			18,405

UTILITIES 0.4%

Pacific Gas & Electric Co.
3.000% due 06/15/2028 (e)		1,100	1,065
4.500% due 07/01/2040 (e)		1,300	1,110
6.100% due 01/15/2029		100	103

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027		1,100	1,093

Southern California Edison Co.
4.650% due 10/01/2043 (e)		1,200	1,007
5.150% due 06/01/2029		2,800	2,840

			7,218

Total Corporate Bonds & Notes (Cost $62,174)			65,799

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	105

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		690	631

			736

ILLINOIS 0.0%

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035		60	63

NEVADA 0.0%

Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045		100	111

Total Municipal Bonds & Notes (Cost $950)			910

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 102.5%

Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047 - 01/01/2048	$1,439	$1,382
4.500% due 03/01/2029	4	4
4.500% due 08/01/2052 (e)	3,510	3,400
5.500% due 07/01/2038	8	8
5.500% due 04/01/2054 - 09/01/2055 (e)	106,222	107,320
5.855% due 03/01/2034 •	11	11
6.000% due 10/01/2055 (e)	1,478	1,515
6.500% due 11/01/2053 - 03/01/2055 (e)	25,269	26,588

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	4,380	4,256

Federal Home Loan Mortgage Corp. REMICS
4.357% due 06/15/2041 •	23	23
4.487% due 08/15/2037 •	43	43
4.497% due 10/15/2037 •	7	7
4.507% due 05/15/2037 - 09/15/2037 •	47	48
4.562% due 11/25/2055 - 12/25/2055 •(e)	13,733	13,798
4.602% due 11/25/2054 •(e)	5,055	5,088
4.612% due 09/25/2055 •(e)	9,097	9,171
4.762% due 07/25/2055 - 09/25/2055 •	17,023	17,105
4.812% due 12/25/2054 - 03/25/2055 •(e)	12,966	13,067
4.812% due 12/25/2054 - 09/25/2055 •	9,487	9,563
4.862% due 02/25/2055 •	1,025	1,035

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 02/25/2045 •	4	4

Federal National Mortgage Association
3.500% due 12/01/2047 - 08/01/2048	2,184	2,030
3.500% due 03/01/2048 - 04/01/2048 (e)	8,724	8,109
4.000% due 10/01/2044	670	652
4.000% due 01/01/2045 - 08/01/2045 (e)	3,336	3,207
5.114% due 07/01/2044 •	2	2
5.500% due 03/01/2034 - 07/01/2035	24	25
5.500% due 08/01/2053 - 10/01/2055 (e)	16,534	16,851
6.000% due 08/01/2036 - 02/01/2038	31	32
6.135% due 08/01/2033 •	2	2
6.500% due 10/01/2036 - 01/01/2054	361	380
6.500% due 12/01/2053 - 11/01/2054 (e)	36,793	38,682
6.799% due 01/01/2036 •	4	4
6.845% due 06/01/2033 •	28	29

Federal National Mortgage Association REMICS
3.842% due 12/25/2036 •	4	4
4.126% due 07/25/2037 •	4	4
4.156% due 07/25/2037 •	10	10
4.176% due 09/25/2035 •	17	17
4.186% due 09/25/2035 •	37	37
4.496% due 06/25/2037 •	63	63
4.526% due 01/25/2040 •	157	158
4.562% due 09/25/2055 •(e)	5,226	5,251
4.612% due 11/25/2054 •	3,640	3,648
4.672% due 03/25/2055 •	28,400	28,320
4.762% due 07/25/2055 •	595	599
4.812% due 08/25/2055 - 09/25/2055 •(e)	16,786	16,925
4.812% due 09/25/2055 •	4,724	4,764
5.000% due 04/25/2033	0	1
5.062% due 09/25/2055 •(e)	8,997	9,081
5.112% due 06/25/2054 •	852	860
6.125% due 05/25/2035 ~	1	1

Federal National Mortgage Association Trust
4.126% due 03/25/2044 •	11	11

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	159

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association
3.500% due 12/20/2055		$200	$184
5.000% due 04/15/2036 - 09/15/2039		393	401
5.125% due 11/20/2044 •		378	386

Government National Mortgage Association REMICS
4.523% due 09/20/2055 •(e)		5,815	5,832
4.823% due 07/20/2055 •		1,871	1,888
4.843% due 09/20/2055 •(e)		5,328	5,355

Government National Mortgage Association, TBA
3.500% due 04/01/2056		54,000	49,538
4.000% due 04/01/2056 - 05/01/2056		57,190	53,551
4.500% due 04/01/2056 - 05/01/2056		42,750	41,265
5.000% due 05/01/2056		59,740	59,051
5.500% due 06/01/2040		24,620	24,698
6.000% due 04/01/2056 - 05/01/2056		24,290	24,675

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		5,585	4,898
4.000% due 04/01/2056 - 06/01/2056		88,850	83,732
4.500% due 05/01/2056		19,220	18,532
5.000% due 04/01/2056 - 06/01/2056		170,930	168,346
5.500% due 04/01/2056		19,920	20,015
6.000% due 05/01/2056 - 07/01/2056		362,770	369,212
6.500% due 06/01/2056		297,140	307,149

Total U.S. Government Agencies (Cost $1,591,059)			1,591,903

U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Bonds
4.875% due 08/15/2045 (i)		517	515

U.S. Treasury Notes
3.875% due 07/31/2030 (g)(i)		14,800	14,777
4.250% due 08/15/2035 (i)		821	818

Total U.S. Treasury Obligations (Cost $16,186)			16,110

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.1%

Avon Finance
4.645% due 12/28/2049 •	GBP	4,226	5,598

BAMLL Commercial Mortgage Securities Trust
5.237% due 09/15/2038 •		$1,300	1,247

Banc of America Funding Trust
4.751% due 01/20/2047 ~		20	18
5.243% due 05/25/2035 ~		7	7

Bear Stearns ALT-A Trust
4.133% due 08/25/2036 •		653	594
4.133% due 04/25/2037 •		2,395	2,161
4.718% due 09/25/2035 ~		20	11
5.158% due 05/25/2035 ~		42	41

Bear Stearns ARM Trust
6.185% due 01/25/2034 ~		8	7

Chase Home Lending Mortgage Trust
4.912% due 05/25/2055 •		2,048	2,054

ChaseFlex Trust
4.393% due 07/25/2037 •		241	214

CHL Mortgage Pass-Through Trust
5.023% due 02/20/2035 ~		3	3
6.224% due 02/20/2036 •		4	3

CIM Trust
5.500% due 08/25/2064 ~		7,052	7,072

Citigroup Mortgage Loan Trust, Inc.
4.451% due 09/25/2037 ~		806	767
6.480% due 10/25/2035 •		3	3

CLNY Trust
5.163% due 11/15/2038 •		2,745	2,719

Countrywide Alternative Loan Trust
4.033% due 06/25/2036 •		786	761

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.153% due 05/25/2047 •		$100	$94
4.210% due 03/20/2046 •		1,880	1,786
4.250% due 05/20/2046 •		46	42
5.419% due 08/25/2035 •		3,026	2,822
6.000% due 10/25/2033		5	5
6.000% due 12/25/2034		1,725	1,537
6.000% due 12/25/2035		1,385	956

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.293% due 02/25/2035 •		73	72

First Horizon Mortgage Pass-Through Trust
5.994% due 08/25/2035 ~		13	9

Government National Mortgage Association REMICS
4.443% due 09/20/2075 •(e)		8,143	8,220
4.453% due 10/20/2075 •(e)		5,849	5,897

Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	43	48

GSMPS Mortgage Loan Trust
4.143% due 01/25/2036 •		$1,067	858

GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~		7	7
4.394% due 06/25/2034 ~		10	10
4.454% due 11/25/2035 ~		34	29
6.000% due 03/25/2037		13	6

HarborView Mortgage Loan Trust
4.201% due 12/19/2036 •		864	727
4.231% due 05/19/2035 •		430	418

IndyMac INDX Mortgage Loan Trust
4.173% due 09/25/2046 •		142	134

JP Morgan Chase Commercial Mortgage Securities Trust
5.170% due 12/15/2031 •		634	633

JP Morgan Mortgage Trust
4.730% due 11/25/2035 ~		27	21
5.750% due 01/25/2036		21	9
5.818% due 07/25/2035 ~		94	94
6.447% due 08/25/2034 ~		87	89

Legacy Mortgage Asset Trust
5.650% due 11/25/2060 þ		2,605	2,608
5.750% due 04/25/2061 þ		1,706	1,711
5.750% due 07/25/2061 þ		2,974	2,978
6.250% due 07/25/2067 þ		1,440	1,442

MASTR Adjustable Rate Mortgages Trust
4.659% due 12/25/2046 •		5,902	4,973

Merrill Lynch Mortgage Investors Trust
4.213% due 02/25/2036 •		11	11
4.293% due 11/25/2035 •		5	5
5.135% due 02/25/2035 ~		161	155

Merrion Square Residential DAC
3.019% due 03/24/2081 •	EUR	5,479	6,351

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		$1,368	1,327

Prime Mortgage Trust
4.193% due 02/25/2034 •		1	1

PRPM LLC
4.942% due 12/25/2055 þ		1,575	1,562
5.503% due 08/25/2030 þ		3,097	3,089

RALI Trust
4.133% due 01/25/2037 •		780	698
4.163% due 08/25/2036 •		254	236
4.788% due 10/25/2037 ~		984	785

Structured Adjustable Rate Mortgage Loan Trust
4.443% due 08/25/2035 ~		15	13

Structured Asset Mortgage Investments II Trust
4.291% due 07/19/2035 •		46	45

Thornburg Mortgage Securities Trust
5.786% due 06/25/2047 •		60	52

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		1,758	1,720
3.257% due 10/25/2057 ~		4,900	4,184
4.793% due 05/25/2058 •		566	576

WaMu Mortgage Pass-Through Certificates Trust
4.030% due 02/27/2034 •		5	4
4.159% due 07/25/2037 ~		3,771	3,497
4.163% due 05/25/2034 •		845	792
4.373% due 10/25/2045 •		5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.559% due 03/25/2047 •		$1,086	$978
4.609% due 06/25/2047 •		1,978	1,711
4.859% due 02/25/2046 •		40	37
4.929% due 01/25/2046 •		2,603	2,359
5.059% due 11/25/2042 •		3	3
5.259% due 08/25/2042 •		2	2

Washington Mutual Mortgage Pass-Through Certificates Trust
4.689% due 11/25/2046 •		3,868	3,531

Total Non-Agency Mortgage-Backed Securities (Cost $95,721)			95,244

ASSET-BACKED SECURITIES 23.6%

AUTOMOBILE ABS OTHER 0.3%

CarMax Select Receivables Trust
4.402% due 09/15/2027 •		22	22

Carvana Auto Receivables Trust
2.900% due 03/10/2028		5,025	4,941

			4,963

AUTOMOBILE SEQUENTIAL 1.6%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		3,900	3,974

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028		246	247

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	371	267

CarMax Select Receivables Trust
5.400% due 11/15/2028		$400	403
5.780% due 09/15/2027		10	10

Carvana Auto Receivables Trust
5.620% due 01/10/2029		259	260
5.710% due 07/10/2028		714	715

FCCU Auto Receivables Trust
5.460% due 04/15/2030		500	508
5.540% due 04/16/2029		601	605

FHF Issuer Trust
5.690% due 02/15/2030		1,242	1,250
5.890% due 06/15/2030		393	396

Flagship Credit Auto Trust
5.640% due 03/15/2028		95	95

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		242	242
5.990% due 05/15/2028		195	195

GLS Auto Select Receivables Trust
5.240% due 03/15/2030		146	147
5.590% due 10/15/2029		926	934

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		8,500	8,626
5.490% due 06/25/2027		500	501

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030		388	386

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		414	416

Santander Drive Auto Receivables Trust
5.630% due 01/16/2029		1,197	1,200
5.930% due 07/17/2028		258	259

SCCU Auto Receivables Trust
5.110% due 06/15/2029		2,840	2,854

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029		299	300

			24,790

CMBS OTHER 2.5%

ACREC LLC
5.130% due 01/18/2043 •		2,100	2,099

GS REFT Issuer Ltd.
5.170% due 04/19/2043 •		5,700	5,714

MF1 LLC
5.410% due 03/19/2039 •		800	801

160	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Ltd.
5.427% due 02/19/2037 •	$8,700	$8,717

PFP Ltd.
5.169% due 12/18/2042 •	1,500	1,500
5.180% due 08/18/2043 •	2,000	2,002

Starwood LLC
5.127% due 11/19/2042 •	5,000	5,000

Starwood Ltd.
5.472% due 11/15/2038 •	13,200	13,174

		39,007

HOME EQUITY OTHER 10.0%

ABFC Trust
4.053% due 01/25/2037 •	1,751	1,261
4.843% due 03/25/2034 •	338	329

ACE Securities Corp. Home Equity Loan Trust
4.053% due 12/25/2036 •	3,836	2,030
4.233% due 11/25/2036 •	2,273	929
4.693% due 09/25/2033 •	1,054	1,049

Aegis Asset-Backed Securities Trust
4.273% due 01/25/2037 •	269	206

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.674% due 04/25/2034 •	794	783
4.768% due 07/25/2035 •	800	780

Argent Securities Trust
4.273% due 06/25/2036 •	5,573	1,483
4.333% due 05/25/2036 •	5,264	1,243

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.225% due 06/26/2034 •	313	339
4.553% due 02/25/2036 •	4,779	3,924

Asset-Backed Securities Corp. Home Equity Loan Trust
4.603% due 06/25/2034 •	2,539	2,679

Bayview Financial Asset Trust
4.243% due 03/25/2037 •	283	286

Bear Stearns Asset-Backed Securities I Trust
4.493% due 05/25/2037 •	11,500	9,990
4.743% due 10/25/2037 •	963	938

C-BASS Trust
3.454% due 07/25/2036 •	1,080	1,042

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •	2,468	2,503

Citigroup Mortgage Loan Trust, Inc.
4.053% due 03/25/2037 •	598	547
4.113% due 09/25/2036 •	3,238	2,507
4.313% due 03/25/2036 •	3,061	2,829

Countrywide Asset-Backed Certificates
4.193% due 02/25/2037 •	592	569

Countrywide Asset-Backed Certificates Trust
4.043% due 02/25/2036 •	430	421
4.043% due 06/25/2047 •	723	707
4.053% due 12/25/2036 •	1,060	995
4.073% due 05/25/2037 •	1,453	1,397
4.073% due 06/25/2047 •	740	681
4.083% due 10/25/2047 •	4,100	3,624
4.313% due 12/25/2036 •	2,224	2,149
4.378% due 05/25/2036 •	1,134	1,113

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 01/25/2032 •	2	2

Ellington Loan Acquisition Trust
4.893% due 05/25/2037 •	519	510

First NLC Trust
4.528% due 02/25/2036 •	14,622	13,387

Fremont Home Loan Trust
3.913% due 01/25/2037 •	6	3

GE-WMC Asset-Backed Pass-Through Certificates
4.433% due 12/25/2035 •	3,996	3,912

GSAMP Trust
4.093% due 09/25/2036 •	1,959	673
4.193% due 01/25/2047 •	706	357
4.693% due 11/25/2035 •	187	185

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Mortgage Loan Asset-Backed Trust
4.133% due 04/25/2037 •	$7,799	$5,508

HSI Asset Securitization Corp. Trust
3.943% due 12/25/2036 •	4,476	4,053
4.258% due 03/25/2036 •	12,105	11,117

JP Morgan Mortgage Acquisition Trust
4.063% due 07/25/2036 •	2,189	1,999
4.063% due 08/25/2036 •	1,032	985
4.093% due 03/25/2037 •	4,503	4,390

Long Beach Mortgage Loan Trust
4.353% due 10/25/2034 •	10	10
4.708% due 08/25/2035 •	2,200	2,045

MASTR Asset-Backed Securities Trust
3.993% due 11/25/2036 •	6,508	3,816

Merrill Lynch Mortgage Investors Trust
4.333% due 01/25/2037 •	4,999	4,841

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 02/25/2037 •	1,317	1,193
3.933% due 05/25/2037 •	327	300
3.973% due 02/25/2037 •	1,363	426
4.008% due 03/25/2037 •	8,094	3,020
4.093% due 06/25/2036 •	1,275	629
4.153% due 02/25/2037 •	8,606	2,690
4.253% due 09/25/2036 •	668	280
4.723% due 07/25/2035 •	1,188	1,171

Morgan Stanley Mortgage Loan Trust
3.973% due 12/25/2036 •	1,959	658

Option One Mortgage Loan Trust
3.893% due 07/25/2036 •	2,196	1,015
3.923% due 07/25/2037 •	2,568	1,665

Popular ABS Mortgage Pass-Through Trust
4.288% due 07/25/2036 •	900	866

Residential Asset Mortgage Products Trust
4.858% due 05/25/2035 •	2,699	2,651

Residential Asset Securities Corporation Trust
4.453% due 12/25/2035 •	7,784	7,724
4.498% due 11/25/2035 •	8,343	8,211

Saxon Asset Securities Trust
4.468% due 11/25/2037 •	1,392	1,361

Securitized Asset-Backed Receivables LLC Trust
3.973% due 05/25/2037 •	8,342	5,129

Soundview Home Loan Trust
4.258% due 02/25/2036 •	2,043	1,940
4.633% due 08/25/2035 •	1,983	1,856
4.873% due 07/25/2035 •	413	413

Structured Asset Securities Corp. Mortgage Loan Trust
4.443% due 04/25/2031 •	3,462	3,545

WaMu Asset-Backed Certificates Trust
3.963% due 07/25/2047 •	1,154	880

		154,749

WHOLE LOAN COLLATERAL 0.7%

Bear Stearns Asset-Backed Securities Trust
4.886% due 10/25/2036 ~	167	71

First Franklin Mortgage Loan Trust
4.013% due 12/25/2037 •	502	489
4.093% due 08/25/2036 •	1,416	1,354
4.273% due 05/25/2036 •	1,900	1,693

Pretium Mortgage Credit Partners LLC
5.180% due 01/25/2056 þ	2,339	2,322
5.342% due 12/25/2055 þ	3,491	3,480

Securitized Asset-Backed Receivables LLC Trust
4.293% due 05/25/2036 •	2,206	1,184

		10,593

OTHER ABS 8.5%

Anchorage Capital CLO 28 Ltd.
5.119% due 04/20/2037 •	5,000	5,015

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038	856	830

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039	400	383

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		$500	$478

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		400	382

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		600	573

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		218	216

ARES European CLO X DAC
2.796% due 10/15/2031 •	EUR	1,086	1,256

ARES European CLO XII DAC
2.876% due 04/20/2032 •		3,481	4,024

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		$4,900	4,902

Ascent Education Funding Trust
6.140% due 10/25/2050		436	445

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •		4,850	4,853

Aurium CLO IV DAC
2.746% due 01/16/2031 •	EUR	6,986	8,083

Bain Capital Euro CLO DAC
3.277% due 01/22/2038 •		3,600	4,159
4.950% due 01/22/2038		900	1,039

Black Diamond CLO DAC
2.964% due 05/15/2032 •		1,074	1,242

BNPP AM Euro CLO DAC
2.847% due 07/22/2032 •		7,349	8,484

Capital Four CLO X DAC
3.279% due 10/25/2038 •		2,200	2,538

Carlyle Euro CLO DAC
2.716% due 01/15/2031 •		513	593
2.874% due 08/15/2032 •		1,540	1,782
3.194% due 08/15/2038 •		3,000	3,466

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		$300	291

Dryden 52 Euro CLO DAC
2.844% due 05/15/2034 •	EUR	1,474	1,705

Dryden Euro CLO
3.286% due 10/18/2039 •		2,200	2,541

Gallatin CLO VIII Ltd.
5.584% due 07/15/2031 •		$3,850	3,861

Golub Capital Partners CLO 50B-R Ltd.
5.168% due 04/20/2035 •		4,900	4,866

Indigo Credit Management I DAC
3.276% due 10/15/2037 •	EUR	3,000	3,466

KKR CLO 42 Ltd.
4.818% due 07/20/2034 •		$4,300	4,305

LCM 31 Ltd.
4.948% due 07/20/2034 •		2,000	2,003

Lendmark Funding Trust
1.900% due 11/20/2031		5,400	5,290

Madison Park Euro Funding X DAC
2.770% due 10/25/2030 •	EUR	2,244	2,591

Nelnet Student Loan Trust
5.873% due 02/20/2041 •		$360	368
6.640% due 02/20/2041		360	373

OZLM XXIV Ltd.
5.379% due 07/20/2032 •		3,700	3,705
5.629% due 07/20/2032 •		2,250	2,255

Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		2,264	2,268
5.303% due 10/15/2032		4,488	4,486

Pagaya AI Debt Trust
6.258% due 10/15/2031		384	384

Regional Management Issuance Trust
5.830% due 07/15/2036		1,000	1,014

Rockford Tower Europe CLO DAC
3.271% due 08/29/2036 •	EUR	4,100	4,736

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		$400	381

SLM Student Loan Trust
2.430% due 10/25/2039 •	EUR	411	443

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	161

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
2.850% due 11/16/2054		$6,387	$6,009
4.550% due 02/16/2055		4,817	4,697
4.772% due 07/15/2053 •		3,051	3,049
5.222% due 11/15/2052 •		600	607
5.472% due 10/16/2056 •		951	971
5.500% due 06/17/2052		2,788	2,845

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		1,330	1,286

TCI-Symphony CLO Ltd.
5.463% due 10/13/2032 •		6,330	6,342

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		146	145

			132,026

Total Asset-Backed Securities (Cost $374,949)			366,128

SOVEREIGN ISSUES 9.2%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	925,000	974
5.800% due 10/01/2029		395,000	434

Colombia Government International Bonds
5.000% due 06/15/2045		$2,200	1,584
6.500% due 01/21/2033		500	490
8.375% due 11/07/2054		2,000	2,071

Colombia TES
11.500% due 07/25/2046	COP	3,427,500	827
11.750% due 01/24/2035		96,078,500	23,821
12.000% due 03/13/2058		192,500	47
12.750% due 11/28/2040		9,938,500	2,634

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	321,000	690

Eagle Funding Luxco SARL
5.500% due 08/17/2030 (e)		$8,300	8,354

Ecuador Government International Bonds
0.000% due 07/31/2030 (b)		2,070	1,735

Egypt Government Bonds
19.698% due 10/14/2030	EGP	112,600	2,028

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	2,600	2,596

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	1,050,000	5,134

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peru Government Bonds
6.150% due 08/12/2032	PEN	6,600	$1,984
6.850% due 08/12/2035		70,000	20,540
7.300% due 08/12/2033		33,900	10,674
7.600% due 08/12/2039		1,400	418

Peru Government International Bonds
5.400% due 08/12/2034		30,000	8,191
6.150% due 08/12/2032		33,500	10,067
6.950% due 08/12/2031		2,880	898

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	257,620	12,238
7.000% due 02/28/2031		64,030	3,547
8.000% due 01/31/2030		48,900	2,859
8.250% due 03/31/2032		28,000	1,616
8.500% due 01/31/2037		36,700	2,027
8.875% due 02/28/2035		148,400	8,619

Romania Government International Bonds
6.750% due 07/11/2039	EUR	3,400	3,930

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	800	18
39.740% (BISTREFI) due 08/19/2026 ~		500	11
39.740% (BISTREFI) due 05/17/2028 ~		69,700	1,563

Total Sovereign Issues (Cost $140,819)			142,619

		SHARES
EXCHANGE-TRADED FUNDS 8.6%

iShares Core S&P 500 ETF		204,075	133,304

Total Exchange-Traded Funds (Cost $138,663)			133,304

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.7%

COMMERCIAL PAPER 1.0%

Crown Castle, Inc.
4.200% due 04/14/2026		$15,800	15,774

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (d) 16.3%

			$253,900

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (b)(c)	EGP	1,850	30

U.S. TREASURY BILLS 4.4%
3.688% due 04/02/2026 - 07/21/2026 (a)(b)(g)(i)		$68,602	67,963

Total Short-Term Instruments (Cost $337,673)			337,667

Total Investments in Securities (Cost $2,760,108)			2,751,715

		SHARES
INVESTMENTS IN AFFILIATES 12.0%

SHORT-TERM INSTRUMENTS 12.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.0%

PIMCO Short Asset Portfolio		18,924,370	185,743

PIMCO Short-Term Floating NAV Portfolio III		5,498	53

Total Short-Term Instruments (Cost $185,786)			185,796

Total Investments in Affiliates (Cost $185,786)			185,796

Total Investments 189.1% (Cost $2,945,894)			$2,937,511

Financial Derivative Instruments (f)(h) 2.2% (Cost or Premiums, net $55,326)			33,440

Other Assets and Liabilities, net (91.3)%			(1,417,594)

Net Assets 100.0%			$1,553,357

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$116,800	U.S. Treasury Notes 4.125% due 03/31/2029	$(119,144)	$116,800	$116,800
	3.710	03/31/2026	04/01/2026	90,800	U.S. Treasury Notes 4.125% due 03/31/2029	(92,739)	90,800	90,809
DEU	3.620	03/31/2026	04/01/2026	37,300	U.S. Treasury Bonds 4.625% due 11/15/2044	(37,988)	37,300	37,304
SAL	3.690	03/31/2026	04/01/2026	9,000	U.S. Treasury Floating Rate Note 3.858% due 10/31/2026	(9,242)	9,000	9,001

Total Repurchase Agreements						$(259,113)	$253,900	$253,914

162	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	3.790%	03/23/2026	04/13/2026	$(20,810)	$(20,830)
SAL	3.770	03/31/2026	04/13/2026	(37,204)	(37,208)
	3.780	03/30/2026	04/13/2026	(15,752)	(15,755)

Total Reverse Repurchase Agreements					$(73,793)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (11.8)%
Government National Mortgage Association, TBA	3.000%	05/01/2056	$54,200	$(48,028)	$(48,353)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	36,570	(29,296)	(29,449)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	49,110	(41,130)	(41,277)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	46,690	(42,561)	(42,711)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	21,180	(21,351)	(21,250)

Total Short Sales (11.8)%				$(182,366)	$(183,040)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$207,609	$0	$0	$207,609	$(211,883)	$(4,274)
DEU	37,304	(20,830)	0	16,474	(16,538)	(64)
SAL	9,001	(52,963)	0	(43,962)	45,222	1,260

Total Borrowings and Other Financing Transactions	$253,914	$(73,793)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(73,793)	$0	$0	$(73,793)

Total Borrowings	$0	$(73,793)	$0	$0	$(73,793)

Payable for reverse repurchase agreements					$(73,793)

(e)	Securities with an aggregate market value of $75,914 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(119,586) at a weighted average interest rate of 3.996%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	163

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	204	$204	$88	$15

Total Purchased Options					$88	$15

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month CORRA March Futures	06/2027	71	$12,392	$(26)	$13	$0
3-Month SONIA March Futures	06/2027	474	150,008	219	196	0
30-Day Federal Fund May Futures	05/2026	160	64,242	(256)	0	0
Australia Government 10-Year Bond June Futures	06/2026	276	20,519	(123)	193	0
California Carbon Allowance Vintage December Futures	12/2026	217	6,265	(966)	0	(56)
E-Mini S&P 500 Index June Futures	06/2026	716	235,233	(3,958)	6,533	0
Euro-Bund June Futures	06/2026	736	106,670	(2,665)	774	0
U.S. Treasury 2-Year Note June Futures	06/2026	930	192,924	(1,436)	73	0
U.S. Treasury 5-Year Note June Futures	06/2026	2,114	228,692	(1,808)	297	0
U.S. Treasury 10-Year Note June Futures	06/2026	1,564	173,677	(3,086)	367	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	285	32,352	(721)	85	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	41	4,779	(103)	9	0

				$(14,929)	$8,540	$(56)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR June Futures	06/2027	18	$(5,054)	$33	$0	$(7)
3-Month SOFR Active Contract March Futures	06/2027	21	(5,060)	24	0	(2)
Australia Government 3-Year Bond June Futures	06/2026	36	(2,575)	7	0	(11)
Euro-Buxl 30-Year Bond June Futures	06/2026	16	(2,039)	24	0	(38)
Euro-Oat June Futures	06/2026	763	(104,674)	3,323	0	(970)
Japan Government 10-Year Bond June Futures	06/2026	76	(62,402)	757	15	(134)
U.S. Treasury Long-Term Bond June Futures	06/2026	7	(797)	26	0	(3)

				$4,194	$15	$(1,165)

Total Futures Contracts				$(10,735)	$8,555	$(1,221)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.317%	$5,200	$67	$(40)	$27	$1	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	2,400	18	(12)	6	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054	300	3	(1)	2	0	0

						$88	$(53)	$35	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	(1.000)%	Quarterly	06/20/2031	$	142,410	$(2,168)	$(338)	$(2,506)	$0	$(308)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	1,550	(25)	0	(25)	0	(2)

						$(2,193)	$(338)	$(2,531)	$0	$(310)

164	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(3)	$3	$0	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,072	(223)	239	16	2	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	73	5	4	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	6	(1)	0	(1)
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	500	(19)	17	(2)	2	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	100	(3)	2	(1)	1	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	2,240	(52)	8	(44)	10	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	2,079	151	(27)	124	17	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	198	15	(3)	12	2	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	15,400	654	110	764	88	0

					$445	$428	$873	$126	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	125,100	$(569)	$(2,690)	$(3,259)	$389	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		600	(3)	4	1	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		300	(1)	18	17	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		800	(2)	(33)	(35)	3	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		14,900	(437)	(199)	(636)	62	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		34,100	(458)	(1,327)	(1,785)	136	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		7,550	357	112	469	0	(37)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	4,808,300	(329)	(373)	(702)	105	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		2,520,000	(1,590)	(26)	(1,616)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$25,910	(9)	12	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		141,200	0	240	240	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		24,700	1,714	(686)	1,028	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028		44,400	(8)	1,234	1,226	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		3,500	0	12	12	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		1,400	0	3	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		3,580	0	6	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		31,240	531	(92)	439	0	(18)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		266,800	(1,076)	295	(781)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,400	(5)	(18)	(23)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		26,400	776	58	834	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		39,790	(772)	567	(205)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		127,810	(2,342)	1,573	(769)	0	(136)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		25,200	73	(197)	(124)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		28,790	(557)	503	(54)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		33,040	(749)	677	(72)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		19,420	12	16	28	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		27,200	(127)	163	36	31	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		27,100	(130)	129	(1)	31	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		6,870	119	(18)	101	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		90,300	5,905	(911)	4,994	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,100	833	(629)	204	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		660	(3)	(1)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		240	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		600	(3)	6	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		28,210	1	154	155	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	15	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		550	(3)	27	24	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		1,800	(7)	15	8	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		1,500	(6)	14	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,900	(8)	7	(1)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		800	(4)	7	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		70,840	(441)	776	335	0	(79)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		400	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		1,200	(4)	16	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		1,000	(3)	6	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		600	(2)	4	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		800	(2)	7	5	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	165

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.896%	Annual	01/08/2035		$1,100	$(3)	$11	$8	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		1,200	(3)	12	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		1,600	(4)	13	9	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		600	(2)	10	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		1,500	(4)	28	24	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		800	(2)	18	16	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		800	(2)	20	18	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		1,300	(4)	32	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		500	(2)	(5)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		600	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,300	(5)	(4)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		500	(2)	0	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,400	(5)	(1)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,200	(4)	(4)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,100	(3)	(5)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,700	(5)	(15)	(20)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,100	(6)	(12)	(18)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		1,500	(4)	(4)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		2,000	(10)	(8)	(18)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		141,570	353	865	1,218	0	(131)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035		82,800	(1,057)	20,280	19,223	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		7,920	(140)	212	72	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		2,100	(4)	24	20	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		2,000	(4)	18	14	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		7,154	120	(38)	82	0	(6)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		35,400	(239)	666	427	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		16,680	246	935	1,181	41	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		28,300	5,485	8,662	14,147	72	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		11,900	2,765	2,078	4,843	33	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		11,990	0	(213)	(213)	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		12,470	0	(207)	(207)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		55,750	874	5,314	6,188	196	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		32,050	(2,748)	(821)	(3,569)	0	(120)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		5,910	121	280	401	22	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		5,180	(211)	83	(128)	0	(20)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		3,930	(29)	(1)	(30)	0	(17)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	6,700	0	(12)	(12)	0	(1)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		94,800	2	(172)	(170)	0	(7)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		12,900	0	(16)	(16)	3	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		61,300	0	(202)	(202)	71	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		120,600	0	(357)	(357)	140	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		136,700	0	(347)	(347)	158	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		47,300	(1)	(220)	(221)	0	(26)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		3,800	0	(17)	(17)	0	(2)
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		45,900	0	(159)	(159)	62	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	24,300	183	(302)	(119)	241	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	7,700	1	32	33	8	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		1,100	0	5	5	1	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		700	0	3	3	1	0
Pay(6)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		300	0	0	0	0	0
Pay(6)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		900	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	42,500	(181)	(712)	(893)	318	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		21,600	425	(988)	(563)	189	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	358,000	0	5	5	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		293,000	0	5	5	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		553,100	0	8	8	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	1,900	(1)	(4)	(5)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		42,840	(1)	(12)	(13)	0	(3)
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		6,100	0	(2)	(2)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		3,800	0	(1)	(1)	0	0
Receive(6)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		1,430	0	0	0	0	0
Receive(6)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		4,500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	1,100	(2)	28	26	0	(4)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,000	(2)	7	5	0	(4)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		700	(1)	7	6	0	(3)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		6,170	25	(148)	(123)	28	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		900	(1)	(20)	(21)	5	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		900	(4)	(20)	(24)	0	(6)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,000	(4)	(13)	(17)	0	(7)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		300	(1)	(7)	(8)	0	(2)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		400	(2)	(10)	(12)	0	(3)

166	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	3.128%	Annual	12/04/2033	EUR	500	$(2)	$(6)	$(8)	$0	$(3)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(6)	(9)	0	(6)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		30	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		800	(3)	6	3	0	(5)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		600	(2)	7	5	0	(4)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		300	(1)	4	3	0	(2)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		1,000	(3)	22	19	0	(7)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		900	(3)	21	18	0	(7)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		800	(2)	45	43	0	(6)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		700	(2)	(37)	(39)	5	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		800	(2)	(55)	(57)	6	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		700	(2)	41	39	0	(5)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		400	(1)	(21)	(22)	3	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		900	(2)	(43)	(45)	7	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		700	(2)	(25)	(27)	6	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		700	(2)	(31)	(33)	6	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		600	(2)	(20)	(22)	5	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		600	(2)	21	19	0	(5)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		700	(3)	24	21	0	(6)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		600	(2)	18	16	0	(5)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		800	(3)	27	24	0	(6)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		600	(2)	25	23	0	(5)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		81,760	(2,219)	(756)	(2,975)	722	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		54,660	1,258	119	1,377	0	(610)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	9,800	(185)	10	(175)	19	0
Receive	CPURNSA	2.501	Maturity	03/25/2030		$20,840	0	51	51	0	(13)
Receive	CPURNSA	2.523	Maturity	03/27/2030		34,500	0	44	44	0	(22)
Receive	CPURNSA	2.515	Maturity	10/29/2030		16,300	0	12	12	0	(9)
Receive	CPURNSA	2.608	Maturity	07/28/2035		4,500	(41)	(19)	(60)	0	(1)
Receive	CPURNSA	2.480	Maturity	10/29/2035		37,200	0	(179)	(179)	0	(6)
Receive	CPURNSA	2.453	Maturity	07/20/2052		9,100	136	(175)	(39)	12	0

							$5,463	$33,193	$38,656	$3,236	$(1,913)

Total Swap Agreements							$3,803	$33,230	$37,033	$3,363	$(2,224)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$15	$8,555	$3,417	$11,987	$0	$(1,221)	$(2,224)	$(3,445)

(g)

Securities with an aggregate market value of $9,232 and cash of $52,998 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	167

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $54 for closed swap agreements is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	16,150		$11,790	$180	$0
	04/2026	NZD	1,900		1,086	0	(6)
	04/2026	SGD	99		79	1	0
	05/2026		$1,087	NZD	1,900	6	0

BOA	04/2026	BRL	3,825		$731	0	(8)
	04/2026	CLP	77,866		90	6	0
	04/2026	CNH	4,552		660	0	(1)
	04/2026	COP	4,844,818		1,262	0	(55)
	04/2026	IDR	21,329,669		1,260	3	0
	04/2026	INR	219,197		2,334	19	0
	04/2026	JPY	176,659		1,107	0	(6)
	04/2026	KRW	2,435,612		1,652	35	0
	04/2026	PHP	14,942		250	3	0
	04/2026	PLN	7,310		1,976	7	0
	04/2026	SGD	939		734	4	0
	04/2026	THB	1,936		62	3	0
	04/2026	TWD	40,856		1,280	4	0
	04/2026		$733	BRL	3,825	6	0
	04/2026		240	CNH	1,654	0	0
	04/2026		228	COP	842,124	1	0
	04/2026		1,091	CZK	23,045	1	(7)
	04/2026		1,972	EUR	1,716	11	0
	04/2026		456	HUF	154,844	10	0
	04/2026		2,464	INR	231,388	2	(6)
	04/2026		530	MXN	9,717	12	0
	04/2026		835	PLN	3,047	1	(15)
	04/2026		270	TWD	8,618	0	(1)
	04/2026		535	ZAR	9,206	8	0
	05/2026	EUR	1,716		$1,975	0	(11)
	05/2026		$1,107	JPY	176,127	6	0
	06/2026	CAD	300		$219	3	0
	06/2026	ILS	7,748		2,508	38	0
	06/2026	MXN	41,252		2,301	13	0
	06/2026	NZD	200		118	2	0
	06/2026		$142	AUD	200	0	(4)
	06/2026		731	BRL	3,876	8	0
	06/2026		711	CLP	609,925	0	(52)
	06/2026		329	ILS	1,026	0	(2)
	06/2026		441	MXN	8,006	3	0
	06/2026		146	NOK	1,400	0	(2)
	09/2026	COP	479,775		$126	0	0
	01/2027	PEN	36,733		10,784	381	0

BPS	04/2026	BRL	131,453		24,741	0	(637)
	04/2026	CLP	159,939		178	6	0
	04/2026	CNH	1,587		231	0	0
	04/2026	COP	6,029,994		1,574	0	(66)
	04/2026	GBP	1,367		1,813	4	0
	04/2026	ILS	7,534		2,440	43	0
	04/2026	INR	67,224		712	0	(3)
	04/2026	KRW	2,713,468		1,815	12	(2)
	04/2026	SEK	1,385		150	4	0
	04/2026	SGD	513		398	0	(1)
	04/2026	THB	165,956		5,133	98	(2)
	04/2026	TWD	23,588		736	0	(1)
	04/2026		$4,429	AUD	6,314	0	(72)
	04/2026		25,185	BRL	131,453	193	0
	04/2026		909	CLP	830,194	0	(12)
	04/2026		348	COP	1,290,371	2	0
	04/2026		8,095	IDR	136,964,638	0	(27)
	04/2026		1,546	ILS	4,897	12	0

168	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$1,343	INR	124,815	$0	$(23)
	04/2026		1,338	JPY	213,300	7	0
	04/2026		946	KRW	1,413,153	2	(8)
	04/2026		2,947	PHP	175,062	0	(59)
	04/2026		3,703	PLN	13,351	0	(107)
	04/2026		2,503	THB	79,345	0	(96)
	04/2026		4,525	TWD	144,656	1	(11)
	04/2026	ZAR	19,290		$1,139	1	0
	05/2026	ILS	4,892		1,546	0	(12)
	05/2026	INR	338,894		3,582	0	(15)
	05/2026	TWD	77,722		2,412	0	(11)
	05/2026		$1,400	BRL	7,349	10	0
	05/2026		1,794	IDR	30,545,246	4	0
	05/2026		398	SGD	512	1	0
	05/2026		360	THB	11,818	0	(1)
	06/2026	CLP	1,358,674		$1,526	58	0
	06/2026	IDR	6,246,989		371	4	0
	06/2026		$19,675	BRL	105,111	352	0
	06/2026		4,990	IDR	83,983,340	0	(52)
	08/2026		2,030	ZAR	33,703	0	(60)

BRC	04/2026	CAD	24		$17	0	0
	04/2026	IDR	8,389,400		493	0	0
	04/2026	MYR	633		160	4	0
	04/2026	SGD	843		659	4	0
	04/2026	TRY	485,436		10,691	0	(107)
	04/2026	TWD	8,651		269	0	(1)
	04/2026		$500	IDR	8,389,400	0	(6)
	04/2026		455	MYR	1,796	0	(11)
	04/2026		189	NOK	1,810	0	(2)
	04/2026		1,698	PLN	6,103	0	(54)
	04/2026		3,317	SEK	30,094	0	(138)
	04/2026		5,946	TRY	271,203	110	0
	04/2026		269	TWD	8,656	1	0
	04/2026	ZAR	102,113		$6,234	209	(2)
	05/2026	TRY	33,506		719	0	(5)
	05/2026		$17	CAD	24	0	0
	05/2026		32	CHF	26	0	0
	06/2026	IDR	3,378,740		$199	0	0
	06/2026	ILS	118		38	1	0
	06/2026		$148	CAD	200	0	(4)

BSH	04/2026	BRL	27,600		$4,859	0	(469)
	04/2026	JPY	976,450		6,116	0	(36)
	04/2026		$5,288	BRL	27,600	40	0
	04/2026		14,544	NZD	25,193	0	(67)
	04/2026		4,294	PLN	15,531	0	(110)
	05/2026	NZD	25,193		$14,560	68	0
	05/2026	PEN	18,120		5,312	119	0
	05/2026		$6,117	JPY	973,508	36	0
	12/2026	PEN	29,003		$8,565	336	0

CBK	04/2026	BRL	3,680		704	0	(6)
	04/2026	CAD	3,050		2,241	48	0
	04/2026	CLP	1,331,575		1,460	22	0
	04/2026	CNH	1,584		229	0	0
	04/2026	COP	3,163,232		832	0	(29)
	04/2026	EUR	3,886		4,506	18	(4)
	04/2026	GBP	2,833		3,787	37	0
	04/2026	IDR	21,600,598		1,276	4	0
	04/2026	INR	1,760,378		18,838	243	0
	04/2026	JPY	172,500		1,094	8	(1)
	04/2026	KRW	930,250		636	17	0
	04/2026	NOK	9,585		1,002	12	0
	04/2026	PEN	449		130	1	0
	04/2026	PHP	42,162		698	2	0
	04/2026	SEK	12,735		1,367	22	0
	04/2026	THB	104		3	0	0
	04/2026	TWD	48,272		1,525	17	0
	04/2026		$700	BRL	3,680	10	0
	04/2026		90	CLP	82,326	0	(2)
	04/2026		718	CNH	4,949	0	0
	04/2026		13,700	COP	51,002,035	171	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	169

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$364	CZK	7,732	$0	$0
	04/2026		120	HUF	40,929	3	0
	04/2026		492	IDR	8,369,947	0	0
	04/2026		47,576	INR	4,384,188	36	(1,175)
	04/2026		1,080	NOK	10,445	0	(1)
	04/2026		490	PEN	1,683	0	(7)
	04/2026		261	PLN	933	0	(9)
	04/2026		848	SEK	7,655	0	(39)
	04/2026		1,660	THB	53,945	0	(22)
	05/2026	THB	26,477		$856	50	0
	06/2026	CLP	608,130		707	50	0
	06/2026	COP	30,271,906		8,118	12	0
	06/2026	ILS	2,729		881	11	0
	06/2026		$1,072	IDR	18,062,623	0	(10)
	06/2026		370	ILS	1,142	0	(7)
	06/2026		1,632	MXN	28,897	0	(29)
	06/2026		1,651	PEN	5,691	0	(21)
	06/2026		698	PHP	42,334	0	(2)
	07/2026	COP	583,364		$153	0	(2)
	07/2026	PEN	20,178		5,922	156	0
	08/2026		$1,036	ZAR	18,450	43	0
	09/2026	COP	251,462		$66	0	0
	09/2026	PEN	27,350		7,910	115	0
	09/2026		$6,124	CLP	5,316,944	0	(381)
	09/2026		679	MXN	12,142	0	(11)
	12/2026	PEN	2,287		$659	11	0
	01/2027		3,020		893	38	0

CIB	04/2026	CAD	149		110	2	0
	04/2026	ZAR	10		1	0	0
	06/2026		$176	JPY	27,700	0	0
	06/2026	ZAR	3,430		$200	0	(2)

DUB	04/2026	CNH	2,425		354	2	0
	04/2026	CZK	14,857		704	4	0
	04/2026	ILS	15,200		4,911	74	0
	04/2026	INR	661,009		7,015	44	(9)
	04/2026		$8,003	AUD	11,666	46	0
	04/2026		151	CNH	1,048	1	0
	04/2026		139	HUF	46,798	1	0
	04/2026		7,586	INR	715,444	52	(32)
	04/2026		27,080	SGD	34,592	0	(175)
	04/2026		1,567	THB	51,172	0	(13)
	04/2026	ZAR	22		$1	0	0
	05/2026	AUD	11,666		8,000	0	(46)
	05/2026	CNH	1,045		151	0	(1)
	05/2026	SGD	34,515		27,080	173	0
	06/2026	KZT	115,812		216	0	(21)
	06/2026	PHP	5,112		86	2	0
	06/2026	THB	51,068		1,567	9	0
	06/2026	TWD	1,760		55	1	0
	06/2026		$151	ILS	469	0	(1)
	06/2026		817	PEN	2,824	0	(9)
	07/2026	PEN	5,370		$1,588	52	0
	08/2026		45,392		13,455	496	0
	09/2026		1,352		392	7	0

FAR	04/2026	AUD	7,279		5,158	137	0
	04/2026	CHF	10,033		12,999	452	0
	04/2026	JPY	1,215,769		7,618	0	(43)
	04/2026	PEN	1,075		308	0	(1)
	04/2026	SGD	17		13	0	0
	04/2026		$843	GBP	624	0	(17)
	04/2026		2,231	JPY	348,597	0	(35)
	04/2026		319	PEN	1,075	0	(10)
	04/2026		1,552	PLN	5,601	0	(43)
	04/2026		146	SGD	187	0	(1)
	05/2026	ILS	8,135		$2,571	0	(20)
	05/2026	SGD	186		146	1	0
	05/2026		$7,618	JPY	1,212,097	43	0
	06/2026	ILS	5,515		$1,789	31	0
	06/2026	MXN	28,212		1,622	57	0
	06/2026	PEN	22,300		6,456	72	0
	06/2026	PHP	1,232		21	0	0

170	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$26,864	PEN	90,840	$0	$(902)
	09/2026	PEN	1,081		$319	11	0
	09/2026		$551	MXN	9,728	0	(16)

GLM	04/2026	BRL	314,556		$59,371	0	(1,356)
	04/2026	CLP	660,043		720	7	0
	04/2026	ILS	7,478		2,405	26	0
	04/2026	INR	136,785		1,488	38	0
	04/2026	KZT	4,862		10	0	0
	04/2026	MYR	5,901		1,484	25	0
	04/2026	PEN	3,259		970	33	0
	04/2026	THB	9,527		293	4	0
	04/2026	TWD	10,244		320	1	0
	04/2026		$58,041	BRL	314,556	2,685	0
	04/2026		645	CNH	4,432	0	(2)
	04/2026		82	HUF	28,207	2	0
	04/2026		221	IDR	3,736,008	0	(1)
	04/2026		287	INR	26,487	0	(7)
	04/2026		3,081	MXN	56,703	80	0
	04/2026		4,161	MYR	16,377	0	(113)
	04/2026		933	PEN	3,259	3	0
	04/2026		100	PLN	359	0	(3)
	04/2026		1,929	THB	61,720	0	(56)
	05/2026		119	GBP	90	0	0
	06/2026	CLP	794,220		$900	42	0
	06/2026	IDR	12,255,682		727	6	0
	06/2026	MXN	14,357		806	10	0
	06/2026	PEN	8,428		2,403	0	(10)
	06/2026	PLN	737		200	1	0
	06/2026	THB	26,756		817	1	0
	06/2026		$2,186	BRL	11,633	30	0
	06/2026		1,748	IDR	29,616,867	0	(6)
	06/2026		868	ILS	2,710	0	(4)
	06/2026		27,354	MXN	477,123	0	(897)
	06/2026		100	PLN	369	0	(1)
	07/2026		1,981	BRL	10,645	33	0

IND	04/2026	EUR	65,573		$77,427	1,635	0

JPM	04/2026	BRL	81,400		13,809	0	(1,905)
	04/2026	CNH	3,037		440	0	(1)
	04/2026	CZK	9,001		422	0	(2)
	04/2026	INR	431,452		4,597	41	0
	04/2026	KRW	891,322		590	0	(3)
	04/2026	MXN	159,557		8,911	19	0
	04/2026	PHP	9,448		156	0	0
	04/2026	PLN	8,265		2,253	30	(3)
	04/2026	SGD	32,672		25,924	512	0
	04/2026	TWD	21,357		668	1	0
	04/2026		$15,596	BRL	81,400	119	0
	04/2026		1,370	CAD	1,870	0	(26)
	04/2026		159	CNH	1,102	1	0
	04/2026		4,110	EUR	3,502	0	(63)
	04/2026		412	HUF	137,579	1	0
	04/2026		678	ILS	2,120	0	(4)
	04/2026		3,689	INR	347,441	8	0
	04/2026		539	KRW	811,380	3	(2)
	04/2026		952	MXN	17,547	26	0
	04/2026		956	PHP	57,407	0	(9)
	04/2026		479	PLN	1,716	0	(17)
	04/2026		668	TWD	21,347	0	0
	04/2026		256	ZAR	4,366	2	0
	04/2026	ZAR	310,615		$18,575	245	(2)
	05/2026	AUD	894		613	0	(4)
	05/2026	CNH	1,100		159	0	(1)
	05/2026		$1,933	CAD	2,686	0	0
	05/2026		44	SGD	57	0	0
	06/2026	AUD	600		$422	8	0
	06/2026	CAD	200		147	2	0
	06/2026	CLP	260,792		285	3	0
	06/2026	GBP	100		133	1	0
	06/2026	ILS	5,757		1,857	22	0
	06/2026	MXN	28,733		1,602	8	0
	06/2026	PHP	12,037		198	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	171

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$135	GBP	100	$0	$(2)
	06/2026		42	IDR	716,106	0	0
	06/2026		108	JPY	16,900	0	(1)
	06/2026		156	PHP	9,496	0	0

MBC	04/2026	AUD	2,669		$1,855	14	(1)
	04/2026	CHF	1,443		1,816	12	0
	04/2026	COP	6,411,348		1,732	0	(13)
	04/2026	EUR	3,885		4,479	2	(13)
	04/2026	GBP	1,381		1,850	22	0
	04/2026	INR	83,859		921	35	0
	04/2026	JPY	375,813		2,350	0	(18)
	04/2026	NOK	76,901		7,859	0	(83)
	04/2026	SEK	28,570		3,053	35	0
	04/2026	SGD	501		390	0	0
	04/2026	THB	69,865		2,199	78	0
	04/2026		$2,568	AUD	3,706	0	(11)
	04/2026		5,174	GBP	3,863	0	(61)
	04/2026		429	IDR	7,293,374	1	0
	04/2026		3,623	JPY	567,343	2	(50)
	04/2026		8,720	KRW	12,761,177	0	(234)
	04/2026		767	MXN	14,148	22	0
	04/2026		2,462	NOK	23,541	0	(31)
	04/2026		1,123	NZD	1,910	0	(26)
	04/2026		1,305	SGD	1,675	0	(3)
	05/2026	THB	27,518		$891	54	0
	05/2026		$583	GBP	442	2	0
	05/2026		3,612	JPY	575,477	25	0
	05/2026		7,859	NOK	76,908	83	0
	05/2026		390	SGD	500	0	0
	06/2026	COP	5,648,456		$1,503	0	(10)
	06/2026	EUR	100		116	0	0
	06/2026	IDR	7,310,619		429	0	(1)
	06/2026	MXN	1,650		91	0	0
	06/2026		$130	CHF	100	0	(4)
	06/2026		10	ILS	31	0	0
	07/2026		1,732	COP	6,559,721	11	0

MYI	04/2026	BRL	4,785		$917	0	(7)
	04/2026	MYR	2,321		590	16	0
	04/2026	PLN	814		230	11	0
	04/2026		$912	BRL	4,785	12	0
	04/2026		401	MXN	7,304	6	0
	04/2026		28	MYR	111	0	(1)
	06/2026	CHF	100		$128	2	0
	06/2026	CLP	397,510		433	4	0
	06/2026	EUR	100		116	0	0
	06/2026	GBP	100		134	2	0
	06/2026	IDR	179,728		11	0	0
	06/2026	NOK	2,400		249	1	0
	06/2026	NZD	300		175	2	0
	06/2026	PHP	5,398		91	2	0
	06/2026	SEK	1,800		194	3	0
	06/2026		$851	ILS	2,613	0	(18)
	06/2026		100	ZAR	1,674	0	(2)

NGF	04/2026		5,279	NOK	50,748	0	(38)
	04/2026		4,537	TRY	207,370	63	0

RBC	04/2026	KRW	215,204		$144	1	0
	04/2026	SGD	255		200	1	0
	04/2026		$144	KRW	215,203	0	(3)
	06/2026		146	IDR	2,469,424	0	(1)

SCX	04/2026	COP	19,502,634		$5,094	0	(209)
	04/2026	INR	8,700		94	2	0
	04/2026	NZD	27,103		16,203	628	0
	04/2026	SGD	11		8	0	0
	04/2026	THB	4,643		146	5	0
	04/2026		$13,885	CAD	19,224	0	(65)
	04/2026		2,170	GBP	1,626	0	(17)
	04/2026		4,508	INR	410,230	0	(176)
	04/2026		1,757	JPY	274,158	0	(30)
	04/2026		1,096	NZD	1,900	0	(4)
	04/2026		918	PLN	3,322	0	(23)
	04/2026		12,376	TWD	394,948	0	(35)

172	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	CAD	19,197		$13,885	$65	$0
	06/2026		$2,188	IDR	36,890,557	0	(19)

SOG	04/2026	EUR	3,848		$4,553	105	0
	04/2026		$14,348	CHF	11,501	36	0
	04/2026		83,058	EUR	71,974	133	0
	04/2026		9,718	JPY	1,512,153	0	(190)
	04/2026		518	SEK	4,950	5	0
	05/2026	CHF	11,461		$14,348	0	(36)
	05/2026	EUR	71,974		83,188	0	(130)
	05/2026	SEK	4,942		518	0	(5)
	06/2026	BRL	535		100	0	(2)
	06/2026	IDR	9,964,862		590	4	0
	06/2026	ILS	4,125		1,338	23	0
	06/2026	MXN	1,797		100	0	0
	06/2026	PEN	44,390		13,175	468	0
	06/2026		$117	EUR	100	0	(1)
	06/2026		84	IDR	1,412,245	0	(1)
	06/2026		110	SEK	1,000	0	(4)

SSB	04/2026	AUD	11,738		$8,353	254	0
	04/2026		$11	JPY	1,772	0	0

UAG	04/2026	COP	11,854,601		$3,188	0	(37)
	04/2026	CZK	18,188		866	9	0
	04/2026	INR	140,108		1,520	40	0
	04/2026	PLN	3,566		969	9	0
	04/2026	SGD	604		469	0	(1)
	04/2026	THB	51,367		1,583	26	0
	04/2026		$4,392	PLN	15,883	0	(114)
	04/2026		2,107	THB	67,935	0	(44)
	06/2026	ILS	6,548		$2,119	32	0
	06/2026	MXN	2,104		117	1	0
	06/2026		$3,188	COP	12,029,487	33	0
	06/2026		556	ILS	1,746	1	0
	06/2026		2,315	MXN	40,408	0	(74)
	09/2026	COP	77,579,192		$20,159	0	(179)

Total Forward Foreign Currency Contracts						$13,563	$(12,149)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	381,900	$ 710	$ 716
	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650	06/17/2026	100,500	181	241

						$ 891	$ 957

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	30,000	$45	$46
	Call - OTC USD versus HKD		7.800	08/24/2026	44,200	61	64
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	3,165	32	9
	Put - OTC USD versus KRW		1,400.000	07/13/2026	1,965	13	6
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	8,450	371	604

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	5,110	76	151
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	7,600	10	12

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	3,080	38	18

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	15,000	20	23
	Call - OTC USD versus HKD		7.800	08/24/2026	16,200	24	23

						$690	$956

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	173

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	201,600	$143	$305
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	29,900	68	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	12,100	97	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443	06/18/2026	22,600	141	104
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	25,800	36	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.095	04/06/2026	22,500	67	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	1,900	17	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	900	12	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	1,900	16	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,000	13	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	2,000	15	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	1,000	12	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	2,000	16	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,000	12	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	41,900	32	100
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	5,400	475	410
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	5,400	475	470
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	5,200	450	430
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	5,200	450	421
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	8,000	689	670
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	8,000	689	641

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	21,500	87	67
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651	06/24/2026	20,100	171	178
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	21,500	177	166
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	6,100	35	31

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	15,300	1,235	928
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	20,000	1,614	1,364

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	1,148,300	5,767	4,173
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	1,148,300	5,767	7,407
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	19,600	146	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	22,400	1,940	1,831
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	17,700	1,531	1,446

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463	04/14/2026	22,300	100	18
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.075	04/06/2026	1,000	3	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	12,100	70	54
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	18,100	1,594	1,405
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	18,100	1,594	1,548
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	44,500	3,591	2,700
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	58,200	4,697	3,970

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	22,700	216	15
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	19,100	114	43
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.219	06/04/2026	17,400	85	61
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	2,600	21	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	1,300	17	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	2,000	16	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,000	13	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	2,100	17	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	1,000	12	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	18,000	1,585	1,397
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	18,000	1,585	1,539
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	9,500	665	796
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	9,500	665	603

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	214,900	167	411
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	215,900	161	297
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	216,700	163	334
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,200	15	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	24,300	316	70
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	21,600	429	127
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	21,600	318	135
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	2,000	16	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	1,000	13	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	5,500	485	427
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	5,500	485	471

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	11,100	977	874
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	11,100	977	940

							$43,577	$39,446

174	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	34,000	$43	$285
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	141,700	44	123

					$87	$408

Total Purchased Options					$45,245	$41,767

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500%	05/20/2026	189,600	$(243)	$(59)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	251,200	(468)	(155)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	30,000	(36)	(24)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	06/17/2026	126,500	(181)	(50)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	06/17/2026	23,500	(35)	(27)

						$(963)	$(315)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	30,000	$(16)	$(12)
	Call - OTC USD versus HKD		7.850	08/24/2026	44,200	(20)	(18)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	3,165	(11)	(2)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	1,965	(4)	(2)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	16,900	(358)	(541)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	5,110	(14)	(32)
	Call - OTC USD versus BRL		5.700	04/23/2026	5,110	(42)	(6)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	7,600	(4)	(3)

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	3,080	(15)	(6)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	15,000	(7)	(6)
	Call - OTC USD versus HKD		7.850	08/24/2026	16,200	(9)	(7)

						$(500)	$(635)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	14,800	$ (68)	$(15)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	14,500	(111)	(114)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	22,900	(141)	(215)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	16,400	(36)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	900	(3)	(5)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589	04/30/2026	22,500	(87)	(83)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	19,900	(170)	(116)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	21,900	(177)	(152)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	17,000	(24)	(101)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	10,000	(13)	(32)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	20,700	(146)	(169)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	30,100	(31)	(99)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	25,000	(100)	(93)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	1,900	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	1,900	(6)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	1,900	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	1,900	(7)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	14,000	(70)	(68)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	23,200	(216)	(304)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	22,800	(114)	(326)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,400	(16)	(20)

							$(1,552)	$(1,941)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	175

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	14,700	$(26)	$(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	14,700	(28)	(80)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	10,000	(27)	(31)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	2,700	(18)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	18,200	(85)	(104)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	2,700	(16)	(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	18,200	(75)	(48)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	30,900	(89)	(57)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	31,100	(57)	(169)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	4,900	(6)	(5)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	10,100	(18)	(42)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	8,100	(21)	(27)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	7,300	(21)	(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	7,300	(16)	(6)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.313	04/06/2026	8,300	(22)	(25)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	96.859	04/06/2026	25,000	(70)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	96.102	06/04/2026	17,400	(85)	(29)

					$(680)	$(675)

Total Written Options					$(3,695)	$(3,566)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.169%		$2,100	$(2)	$(25)	$0	$(27)

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	471	0	3	3	0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		300	(3)	2	0	(1)

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.147		4,800	32	(83)	0	(51)

								$27	$(103)	$3	$(79)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	153	$(43)	$31	$0	$(12)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	5,110	1,148	(125)	1,023	0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		10,780	2,486	(329)	2,157	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		7,632	1,736	(208)	1,528	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		16,870	3,901	(525)	3,376	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,710	630	(88)	542	0

							$9,858	$ (1,244)	$8,626	$ (12)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	S&P 500 Total Return Index	5,238	3.980% (SOFR plus a specified spread)	Maturity	04/08/2026	$79,718	$0	$(3,677)	$0	$(3,677)

CIB	Receive	S&P 500 Total Return Index	1,090	4.130% (SOFR plus a specified spread)	Monthly	04/06/2026	15,814	0	41	41	0
	Receive	S&P 500 Total Return Index	9,544	4.260% (SOFR plus a specified spread)	Maturity	08/12/2026	132,177	0	2,395	2,395	0

FAR	Receive	S&P 500 Total Return Index	10,611	4.160% (SOFR plus a specified spread)	Maturity	04/09/2026	155,137	0	(758)	0	(758)
	Receive	S&P 500 Total Return Index	11,733	4.100% (SOFR plus a specified spread)	Monthly	04/22/2026	170,841	0	(235)	0	(235)

176	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	S&P 500 Total Return Index	1,603	4.050% (SOFR plus a specified spread)	Maturity	04/01/2026	$24,534	$0	$(1,268)	$0	$(1,268)
	Receive	S&P 500 Total Return Index	5,583	4.040% (SOFR plus a specified spread)	Maturity	04/02/2026	84,789	0	(3,761)	0	(3,761)
	Receive	S&P 500 Total Return Index	7,563	3.860% (SOFR plus a specified spread)	Maturity	04/08/2026	113,590	0	(3,747)	0	(3,747)

JPM	Receive	S&P 500 Total Return Index	17,351	4.030% (SOFR plus a specified spread)	Maturity	04/02/2026	263,509	0	(11,686)	0	(11,686)
	Receive	S&P 500 Total Return Index	9,338	4.090% (SOFR plus a specified spread)	Monthly	04/22/2026	135,968	0	(488)	0	(488)

RBC	Receive	S&P 500 Total Return Index	1,334	4.200% (SOFR plus a specified spread)	Monthly	04/08/2026	19,424	0	(71)	0	(71)

								$0	$(23,255)	$2,436	$(25,691)

Total Swap Agreements								$9,885	$(24,602)	$11,065	$(25,782)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$187	$0	$0	$187	$(6)	$0	$0	$(6)	$181	$0	$181
BOA	590	4,312	1,023	5,925	(170)	(1,013)	(12)	(1,195)	4,730	(1,410)	3,320
BPS	814	442	2,157	3,413	(1,278)	(452)	(3,677)	(5,407)	(1,994)	4,393	2,399
BRC	329	2,292	0	2,621	(330)	(32)	(27)	(389)	2,232	363	2,595
BSH	599	0	0	599	(682)	0	0	(682)	(83)	0	(83)
CBK	1,157	0	1,528	2,685	(1,760)	0	0	(1,760)	925	(660)	265
CIB	2	0	2,436	2,438	(2)	0	0	(2)	2,436	1,921	4,357
DUB	964	14,865	3	15,832	(307)	(268)	0	(575)	15,257	(940)	14,317
FAR	804	0	0	804	(1,088)	0	(993)	(2,081)	(1,277)	12,636	11,359
GLM	3,027	9,858	0	12,885	(2,456)	(225)	0	(2,681)	10,204	1,537	11,741
GSC	0	408	0	408	0	(437)	0	(437)	(29)	(320)	(349)
GST	0	957	0	957	0	(315)	(8,777)	(9,092)	(8,135)	13,597	5,462
IND	1,635	0	0	1,635	0	0	0	0	1,635	(2,240)	(605)
JPM	1,052	4,493	3,376	8,921	(2,045)	(678)	(12,225)	(14,948)	(6,027)	28,272	22,245
MBC	398	46	0	444	(559)	(13)	0	(572)	(128)	89	(39)
MSC	0	0	0	0	0	(58)	0	(58)	(58)	0	(58)
MYC	0	2,280	542	2,822	0	(20)	0	(20)	2,802	(2,270)	532
MYI	61	0	0	61	(28)	0	0	(28)	33	51	84
NGF	63	1,814	0	1,877	(38)	0	0	(38)	1,839	0	1,839
RBC	2	0	0	2	(4)	0	(71)	(75)	(73)	1,579	1,506
SAL	0	0	0	0	0	(55)	0	(55)	(55)	0	(55)
SCX	700	0	0	700	(578)	0	0	(578)	122	0	122
SOG	774	0	0	774	(369)	0	0	(369)	405	(330)	75
SSB	254	0	0	254	0	0	0	0	254	(270)	(16)
UAG	151	0	0	151	(449)	0	0	(449)	(298)	290	(8)

Total Over the Counter	$13,563	$41,767	$11,065	$66,395	$(12,149)	$(3,566)	$(25,782)	$(41,497)

(i)

Securities with an aggregate market value of $64,728 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	177

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$15	$0	$0	$0	$0	$15
Futures	0	0	6,533	0	2,022	8,555
Swap Agreements	0	181	0	0	3,236	3,417

	$15	$181	$6,533	$0	$5,258	$11,987

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,563	$0	$13,563
Purchased Options	0	957	0	956	39,854	41,767
Swap Agreements	0	8,629	2,436	0	0	11,065

	$0	$9,586	$2,436	$14,519	$39,854	$66,395

	$15	$9,767	$8,969	$14,519	$45,112	$78,382

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$56	$0	$0	$0	$1,165	$1,221
Swap Agreements	0	311	0	0	1,913	2,224

	$56	$311	$0	$0	$3,078	$3,445

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,149	$0	$12,149
Written Options	0	315	0	635	2,616	3,566
Swap Agreements	0	91	25,691	0	0	25,782

	$0	$406	$25,691	$12,784	$2,616	$41,497

	$56	$717	$25,691	$12,784	$5,694	$44,942

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(3)	$(3)
Written Options	0	0	0	0	1,198	1,198
Futures	0	0	55,911	0	1,171	57,082
Swap Agreements	0	572	0	0	5,163	5,735

	$0	$572	$55,911	$0	$7,529	$64,012

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(29,531)	$0	$(29,531)
Purchased Options	0	0	0	39	(1,931)	(1,892)
Written Options	0	737	0	216	2,314	3,267
Swap Agreements	0	2,801	126,005	0	0	128,806

	$0	$3,538	$126,005	$(29,276)	$383	$100,650

	$0	$4,110	$181,916	$(29,276)	$7,912	$164,662

178	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(73)	$0	$0	$0	$0	$(73)
Written Options	0	0	0	0	1	1
Futures	(966)	0	837	0	(7,377)	(7,506)
Swap Agreements	0	559	0	0	(2,496)	(1,937)

	$(1,039)	$559	$837	$0	$(9,872)	$(9,515)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,976	$0	$4,976
Purchased Options	0	66	0	265	(3,615)	(3,284)
Written Options	0	645	0	(135)	(709)	(199)
Swap Agreements	0	(1,063)	23,901	0	0	22,838

	$0	$(352)	$23,901	$5,106	$(4,324)	$24,331

	$(1,039)	$207	$24,738	$5,106	$(14,196)	$14,816

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,031	$2,031
Corporate Bonds & Notes
Banking & Finance	0	40,176	0	40,176
Industrials	0	18,405	0	18,405
Utilities	0	7,218	0	7,218
Municipal Bonds & Notes
California	0	736	0	736
Illinois	0	63	0	63
Nevada	0	111	0	111
U.S. Government Agencies	0	1,591,903	0	1,591,903
U.S. Treasury Obligations	0	16,110	0	16,110
Non-Agency Mortgage-Backed Securities	0	95,244	0	95,244
Asset-Backed Securities
Automobile ABS Other	0	4,963	0	4,963
Automobile Sequential	0	24,790	0	24,790
CMBS Other	0	39,007	0	39,007
Home Equity Other	0	154,749	0	154,749
Whole Loan Collateral	0	10,593	0	10,593
Other ABS	0	132,026	0	132,026
Sovereign Issues	0	142,619	0	142,619
Exchange-Traded Funds	133,304	0	0	133,304
Short-Term Instruments
Commercial Paper	0	15,774	0	15,774
Repurchase Agreements	0	253,900	0	253,900
Egypt Treasury Bills	0	30	0	30
U.S. Treasury Bills	0	67,963	0	67,963

	$133,304	$2,616,380	$2,031	$2,751,715

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$185,796	$0	$0	$185,796

Total Investments	$319,100	$2,616,380	$2,031	$2,937,511

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(183,040)	$0	$(183,040)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,739	4,194	0	11,933
Over the counter	0	66,392	3	66,395

	$7,739	$70,586	$3	$78,328

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,216)	(2,229)	0	(3,445)
Over the counter	0	(41,485)	(12)	(41,497)

	$(1,216)	$(43,714)	$(12)	$(44,942)

Total Financial Derivative Instruments	$6,523	$26,872	$(9)	$33,386

Totals	$325,623	$2,460,212	$2,022	$2,787,857

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	179

Schedule of Investments	PIMCO StocksPLUS® Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Bank of Industry Ltd.
3.724% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	2,625	$3,027

Total Loan Participations and Assignments (Cost $2,757)			3,027

CORPORATE BONDS & NOTES 34.0%

BANKING & FINANCE 23.9%

Air Lease Corp.
1.875% due 08/15/2026		$3,676	3,639
2.200% due 01/15/2027		9,392	9,220
3.625% due 12/01/2027		7,400	7,292

Aircastle Ltd.
4.250% due 06/15/2026		384	384

American Tower Corp.
2.750% due 01/15/2027		5,786	5,714

Athene Global Funding
4.647% due 09/18/2028 •		23,300	23,189
4.860% due 08/27/2026		1,400	1,402
5.033% due 07/17/2030		1,100	1,089
5.380% due 01/07/2030		600	601
5.620% due 05/08/2026		240	240

Avolon Holdings Funding Ltd.
4.200% due 04/15/2029		2,000	1,963
6.375% due 05/04/2028		7,000	7,207

Banco Santander SA
5.028% (SOFRRATE + 1.380%) due 03/14/2028 ~		400	403

Bank Hapoalim BM
4.722% due 07/14/2029		2,900	2,867
5.252% due 01/14/2033		600	593

Banque Federative du Credit Mutuel SA
4.657% (SOFRRATE + 0.990%) due 10/16/2028 ~		5,300	5,320

Barclays PLC
4.740% (SOFRRATE + 1.080%) due 11/11/2029 ~		14,850	14,870

BNP Paribas SA
2.591% due 01/20/2028 •		8,100	7,977
5.091% (SOFRRATE + 1.430%) due 05/09/2029 ~		303	306

BPCE SA
3.500% due 10/23/2027		19,700	19,411
6.612% due 10/19/2027 •		14,700	14,865

Canadian Imperial Bank of Commerce
4.465% (SOFRINDX + 0.800%) due 01/29/2030 ~		9,300	9,280

Citadel Finance LLC
4.750% due 02/14/2029		3,300	3,236

Citigroup, Inc.
1.462% due 06/09/2027 •		3,100	3,082

Corebridge Financial, Inc.
3.650% due 04/05/2027		1,563	1,549

Credit Agricole SA
4.859% (SOFRRATE + 1.210%) due 09/11/2028 ~		4,625	4,646
Credit Suisse AG AT1 Claim		3,100	1,085

Crown Castle, Inc.
2.900% due 03/15/2027		8,318	8,196

Deutsche Bank AG
2.311% due 11/16/2027 •		1,080	1,065
2.552% due 01/07/2028 •		24,300	23,925
4.878% (SOFRRATE + 1.210%) due 01/10/2029 ~		9,350	9,392
5.706% due 02/08/2028 •		700	706

Emaar Sukuk Ltd.
3.635% due 09/15/2026		4,200	4,162

Equitable America Global Funding
4.358% (SOFRRATE + 0.710%) due 09/15/2027 ~		1,800	1,803

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

F&G Global Funding
2.000% due 09/20/2028	$600	$559
2.300% due 04/11/2027	9,725	9,486

Ford Motor Credit Co. LLC
2.700% due 08/10/2026	4,390	4,358
3.815% due 11/02/2027	300	294
4.125% due 08/17/2027	400	395
4.271% due 01/09/2027	6,900	6,870
4.542% due 08/01/2026	1,600	1,598
5.112% (SOFRRATE + 1.450%) due 11/05/2026 ~	1,400	1,402
5.125% due 11/05/2026	6,100	6,114
5.800% due 03/05/2027	8,900	8,951
6.950% due 06/10/2026	200	200
7.350% due 11/04/2027	400	413

GA Global Funding Trust
4.400% due 09/23/2027	14,500	14,413

General Motors Financial Co., Inc.
4.694% (SOFRRATE + 1.040%) due 02/26/2027 ~	300	300
4.848% (SOFRINDX + 1.170%) due 04/04/2028 ~	550	552
5.011% (SOFRINDX + 1.350%) due 05/08/2027 ~	300	302
5.400% due 04/06/2026	400	400

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	5,365	5,296
1.948% due 10/21/2027 •	5,424	5,350
4.377% (SOFRRATE + 0.710%) due 01/21/2029 ~	2,700	2,697
4.692% due 10/23/2030 •	100	100
5.049% due 07/23/2030 •	800	810
5.683% (US0003M + 1.750%) due 10/28/2027 ~	4,580	4,615

Hardwood Funding LLC
4.360% due 06/08/2029 «(b)(g)	2,000	1,990

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026	3,384	3,372

HSBC Holdings PLC
2.848% due 06/04/2031 •	800	740
4.945% (SOFRRATE + 1.290%) due 03/03/2031 ~	3,900	3,921
5.230% (SOFRRATE + 1.570%) due 05/13/2031 ~	4,600	4,639
5.887% due 08/14/2027 •	3,400	3,417

ING Groep NV
4.657% (SOFRINDX + 1.010%) due 03/25/2029 ~	20,800	20,862

Jackson National Life Global Funding
4.598% (SOFRRATE + 0.950%) due 09/12/2028 ~	13,300	13,296

JPMorgan Chase & Co.
1.470% due 09/22/2027 •	4,500	4,439
1.578% due 04/22/2027 •	6,915	6,904
4.506% (SOFRRATE + 0.840%) due 01/22/2032 ~	4,500	4,480
6.070% due 10/22/2027 •	1,800	1,817

Lincoln Financial Global Funding
5.300% due 01/13/2030	400	406

Lloyds Banking Group PLC
4.716% (SOFRINDX + 1.060%) due 11/26/2028 ~	25,000	25,112

Mizrahi Tefahot Bank Ltd.
5.049% due 01/28/2031	10,400	10,285

Morgan Stanley
1.512% due 07/20/2027 •	1,200	1,189
1.593% due 05/04/2027 •	10,277	10,249
4.687% (SOFRRATE + 1.020%) due 04/13/2028 ~	7,100	7,127

National Bank of Canada
4.437% due 01/20/2029 •	21,800	21,828
5.600% due 07/02/2027 •	2,300	2,307

Nationwide Building Society
4.738% (SOFRRATE + 1.070%) due 07/14/2029 ~	11,200	11,233

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
4.756% (SOFRRATE + 1.100%) due 05/23/2029 ~		$4,900	$4,920

NatWest Markets PLC
4.800% (SOFRRATE + 1.140%) due 05/17/2029 ~		10,730	10,823

Nomura Holdings, Inc.
4.936% (SOFRRATE + 1.250%) due 07/02/2027 ~		11,081	11,150

PNC Bank NA
4.397% (SOFRRATE + 0.730%) due 07/21/2028 ~		325	326

RGA Global Funding
5.250% due 01/09/2030		1,800	1,832

Sammons Financial Group Global Funding
4.504% due 09/02/2027 •		2,200	2,210
4.950% due 06/12/2030		200	200

Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,600	1,470

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •		486	487

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		21,015	20,671
4.716% (SOFRINDX + 1.070%) due 09/22/2029 ~		3,700	3,703

SBA Communications Corp.
3.875% due 02/15/2027		6,600	6,537

Sirius Real Estate Ltd.
1.750% due 11/24/2028	EUR	200	221

Skandinaviska Enskilda Banken AB
4.713% (SOFRRATE + 1.060%) due 09/03/2030 ~		$4,800	4,805

Societe Generale SA
5.250% due 02/19/2027		1,200	1,208

Standard Chartered PLC
4.830% (SOFRRATE + 1.170%) due 05/14/2028 ~		1,000	1,005

Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028		7,100	7,063
5.338% (SOFRRATE + 1.690%) due 09/15/2028 ~		6,100	6,114

Synchrony Financial
3.700% due 08/04/2026		3,200	3,191

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		2,600	2,584
4.850% due 03/24/2031		800	790

UBS Group AG
4.501% (SOFRRATE + 0.840%) due 04/10/2030 ~		23,600	23,392

UniCredit SpA
1.982% due 06/03/2027 •		7,539	7,505

VICI Properties LP
4.750% due 04/01/2028		800	801

VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026		11,400	11,371

Wells Fargo & Co.
4.406% (SOFRRATE + 0.740%) due 01/23/2030 ~		7,500	7,459
4.736% (SOFRRATE + 1.070%) due 04/22/2028 ~		7,630	7,659

			585,264

INDUSTRIALS 8.4%

AAC Technologies Holdings, Inc.
2.625% due 06/02/2026		3,100	3,093

AbbVie, Inc.
4.131% (SOFRINDX + 0.480%) due 03/03/2028 ~		800	801

Baxter International, Inc.
4.900% due 12/15/2030		200	197

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		2,600	2,574

180	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance LLC
6.125% due 11/21/2026	$2,807	$2,833

Beignet Investor LLC
6.581% due 05/30/2049	5,680	5,844

Berry Global, Inc.
1.650% due 01/15/2027	600	588
4.875% due 07/15/2026	1,700	1,700

BMW U.S. Capital LLC
4.436% (SOFRRATE + 0.790%) due 03/17/2028 ~	23,700	23,705
4.580% (SOFRINDX + 0.920%) due 08/13/2027 ~	1,200	1,202

Boeing Co.
2.700% due 02/01/2027	10,358	10,215
3.100% due 05/01/2026	111	111
6.259% due 05/01/2027	600	611

Conagra Brands, Inc.
5.000% due 08/01/2030	700	699

DAE Funding LLC
3.375% due 03/20/2028	500	482

Daimler Truck Finance North America LLC
4.508% (SOFRRATE + 0.840%) due 01/13/2028 ~	1,500	1,501

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028	1,742	1,740

Element Fleet Management Corp.
5.643% due 03/13/2027	1,715	1,730

Energy Transfer LP
5.200% due 04/01/2030	300	307

EQT Corp.
3.125% due 05/15/2026	865	863

Equate Petrochemical Co. KSCC
4.250% due 11/03/2026	1,500	1,485

Expand Energy Corp.
6.750% due 04/15/2029	3,900	3,903

Ford Motor Co.
4.346% due 12/08/2026	2,000	1,995

Glencore Funding LLC
4.000% due 03/27/2027	3,668	3,653

Global Payments, Inc.
2.150% due 01/15/2027	2,500	2,455

Hyatt Hotels Corp.
5.750% due 01/30/2027	9,596	9,682

Hyundai Capital America
4.717% due 09/18/2028 •	500	501
4.766% (SOFRRATE + 1.120%) due 06/23/2027 ~	4,900	4,917
4.997% (SOFRRATE + 1.350%) due 03/27/2030 ~	22,063	22,286
5.169% (SOFRRATE + 1.500%) due 01/08/2027 ~	3,500	3,524

Keurig Dr. Pepper, Inc.
4.240% (SOFRRATE + 0.580%) due 11/15/2026 ~	1,585	1,583
4.528% (SOFRINDX + 0.880%) due 03/15/2027 ~	350	350

Kraft Heinz Foods Co.
3.000% due 06/01/2026	265	264

Las Vegas Sands Corp.
3.500% due 08/18/2026	5,900	5,881

MPLX LP
4.125% due 03/01/2027	800	798

National Fuel Gas Co.
5.500% due 10/01/2026	1,200	1,205

NTT Finance Corp.
4.978% (SOFRRATE + 1.310%) due 07/16/2030 ~	4,573	4,643

Qatarenergy LNG S3
6.332% due 09/30/2027	1,445	1,444

Renesas Electronics Corp.
2.170% due 11/25/2026	2,200	2,166

Rolls-Royce PLC
5.750% due 10/15/2027	800	813

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	$19,876	$19,953
5.500% due 04/01/2028	6,100	6,171

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	2,000	2,004

Salesforce, Inc.
4.500% due 03/15/2028	2,700	2,702
4.650% due 03/15/2029	1,600	1,604

Sirius XM Radio LLC
5.000% due 08/01/2027	2,250	2,248

Synopsys, Inc.
4.550% due 04/01/2027	3,100	3,103

Viper Energy Partners LLC
4.900% due 08/01/2030	6,700	6,708

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032	400	384

Volkswagen Group of America Finance LLC
4.450% due 09/11/2027	3,900	3,890
4.550% due 09/11/2028	4,900	4,889
4.707% (SOFRRATE + 1.060%) due 03/25/2027 ~	8,400	8,418
6.000% due 11/16/2026	9,900	9,995

		206,413

UTILITIES 1.7%

Black Hills Corp.
3.150% due 01/15/2027	1,000	992

Emera U.S. Finance LP
3.550% due 06/15/2026	1,547	1,544

Fortis, Inc.
3.055% due 10/04/2026	5,641	5,602

Israel Electric Corp. Ltd.
7.750% due 12/15/2027	12,491	13,050

Pacific Gas & Electric Co.
2.500% due 02/01/2031	1,500	1,345

PacifiCorp
4.250% due 03/15/2029	300	297

Plains All American Pipeline LP/PAA Finance Corp.
4.700% due 01/15/2031	2,700	2,693

Southern California Edison Co.
3.650% due 03/01/2028	400	394
4.400% due 09/06/2026	3,000	3,000
4.700% due 06/01/2027	300	300
4.875% due 02/01/2027	2,600	2,607
5.150% due 06/01/2029	1,000	1,014
5.650% due 10/01/2028	100	102

Vistra Operations Co. LLC
3.700% due 01/30/2027	2,900	2,877
5.050% due 12/30/2026	4,300	4,315

		40,132

Total Corporate Bonds & Notes (Cost $832,271)		831,809

U.S. GOVERNMENT AGENCIES 47.0%

Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047	293	282
5.000% due 12/01/2026 - 01/01/2029	14	14
6.000% due 01/01/2029 - 01/01/2055	352	364
6.225% due 09/01/2037 •	177	185
6.504% due 06/01/2035 •	61	64

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	7,176	6,972

Federal Home Loan Mortgage Corp. REMICS
4.087% due 02/15/2037 •	1	1
4.117% due 02/15/2037 •	7	7
4.127% due 02/15/2037 •	32	32
4.236% due 07/15/2040 •	160	158
4.296% due 03/15/2042 •	65	64
4.337% due 07/15/2041 •	379	377
4.387% due 10/15/2037 •	33	33

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.457% due 08/15/2037 •	$245	$245
4.481% due 03/15/2050 •	969	958
4.487% due 08/15/2037 •	540	541
4.497% due 10/15/2037 •	84	84
4.507% due 05/15/2037 - 09/15/2037 •	587	589
4.537% due 08/15/2036 •	36	36
4.562% due 11/25/2054 - 12/25/2055 •	14,363	14,435
4.562% due 09/25/2055 •(i)	11,725	11,790
4.602% due 11/25/2054 •(i)	13,800	13,891
4.612% due 10/25/2054 - 08/25/2055 •	22,589	22,726
4.612% due 09/25/2055 •(i)	20,514	20,681
4.637% due 11/15/2039 •	12	12
4.642% due 01/15/2038 - 02/25/2055 •	736	742
4.662% due 09/25/2054 - 02/25/2055 •	6,473	6,506
4.762% due 07/25/2055 •	1,217	1,224
4.762% due 10/25/2055 •(i)	10,832	10,899
4.812% due 01/25/2055 - 09/25/2055 •	11,112	11,201
4.812% due 02/25/2055 •(i)	11,827	11,912
4.862% due 02/25/2055 - 08/25/2055 •	10,317	10,416
4.862% due 08/25/2055 •(i)	33,129	33,447
4.912% due 05/25/2054 •	5,427	5,487

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6.500% due 10/25/2043	269	274

Federal National Mortgage Association
3.000% due 12/01/2026 - 12/01/2032	4,223	4,085
3.500% due 12/01/2047 - 08/01/2048	7,946	7,386
4.300% due 12/01/2029	8,820	8,859
4.436% due 11/01/2028 •	1	1
4.592% due 11/01/2028 •	1	1
4.714% due 12/01/2036 •	8	8
4.730% due 05/01/2029	2,700	2,739
5.114% due 07/01/2044 •	7	7
5.510% due 09/01/2034 •	6	6
5.647% due 11/01/2035 •	21	21
6.060% due 12/01/2033 •	30	31
6.383% due 05/01/2038 •	78	81
6.500% due 08/01/2054	365	377
8.000% due 03/01/2030 - 08/01/2030	2	2

Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (a)(d)	25	22
3.000% due 10/25/2040	334	321
3.902% due 03/25/2034 •	11	11
4.026% due 05/25/2037 •	12	12
4.126% due 03/25/2037 - 07/25/2037 •	19	18
4.136% due 03/25/2037 •	14	13
4.146% due 05/25/2058 •	287	281
4.156% due 07/25/2037 •	30	30
4.176% due 09/25/2035 •	59	58
4.221% due 02/25/2037 •	27	27
4.496% due 06/25/2037 •	69	69
4.526% due 03/25/2038 - 01/25/2040 •	66	66
4.562% due 09/25/2054 - 08/25/2055 •	5,326	5,351
4.562% due 08/25/2055 •(i)	6,395	6,428
4.596% due 12/25/2039 •	39	39
4.612% due 11/25/2053 - 03/25/2055 •	3,856	3,881
4.662% due 11/25/2055 •	5,419	5,436
4.676% due 07/25/2039 •	19	19
4.712% due 01/25/2055 - 09/25/2055 •	4,963	4,987
4.762% due 07/25/2055 •	935	941
4.762% due 10/25/2055 •(i)	41,382	41,635
4.812% due 09/25/2055 •	7,841	7,907
4.842% due 08/25/2055 •	4,400	4,439
4.862% due 12/25/2053 - 11/25/2055 •	5,426	5,475

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	181

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.862% due 08/25/2055 •(i)		$20,971	$21,183
4.912% due 02/25/2055 •		2,764	2,792
5.000% due 04/25/2033		50	50
5.062% due 09/25/2055 •		8,722	8,803

Government National Mortgage Association
5.125% due 12/20/2027 •		3	3
5.375% due 07/20/2027 •		7	7
5.625% due 04/20/2027 - 04/20/2041 •		516	526
7.000% due 06/20/2055		382	389

Government National Mortgage Association REMICS
4.523% due 09/20/2055 •		9,841	9,869
4.533% due 12/20/2065 •		478	480
4.583% due 01/20/2066 •		51	51
4.783% due 01/20/2066 - 03/20/2066 •		933	939
4.823% due 06/20/2055 •(i)		17,220	17,353
4.873% due 06/20/2055 •(i)		23,561	23,818
4.933% due 03/20/2066 •		73	73

Government National Mortgage Association, TBA
4.000% due 04/01/2056 - 05/01/2056		43,000	40,274
4.500% due 04/01/2056 - 05/01/2056		41,700	40,255
5.000% due 06/01/2040		49,600	48,958
5.500% due 06/01/2040 - 05/01/2056		40,000	40,143
6.000% due 05/01/2056		39,400	40,021

Uniform Mortgage-Backed Security, TBA
6.000% due 05/01/2056 - 07/01/2056		286,835	291,924
6.500% due 06/01/2056		256,147	264,774

Total U.S. Government Agencies (Cost $1,146,821)			1,150,404

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Inflation Protected Securities (f)
1.625% due 04/15/2030 (i)(k)(m)		46,893	47,378

Total U.S. Treasury Obligations (Cost $47,396)			47,378

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%

ACRA Trust
5.608% due 10/25/2064 þ		1,914	1,920

Angel Oak Mortgage Trust
5.410% due 07/25/2070 þ		5,873	5,889

Ashford Hospitality Trust
4.745% due 04/15/2035 •		5,136	5,137
5.095% due 04/15/2035 •		7,105	7,084

Avon Finance
4.645% due 12/28/2049 •	GBP	5,238	6,938

Bear Stearns ALT-A Trust
4.330% due 11/25/2036 ~		$2,674	1,466
4.718% due 09/25/2035 ~		56	29
5.368% due 01/25/2035 •		2,248	2,239

Bear Stearns ARM Trust
6.000% due 04/25/2033 ~		6	6
6.185% due 01/25/2034 ~		110	107
6.375% due 01/25/2034 ~		4	4

Bear Stearns Structured Products, Inc. Trust
3.920% due 12/26/2046 ~		113	88
4.788% due 01/26/2036 ~		135	97

BMO Mortgage Trust
3.269% due 02/17/2055 ~		5,737	5,434
5.092% due 11/15/2057		2,600	2,633
5.187% due 07/15/2058		10,800	10,979

Chase Home Lending Mortgage Trust
4.912% due 05/25/2055 •		2,702	2,709

CHL Mortgage Pass-Through Trust
5.500% due 11/25/2035		673	328

CIM Trust
2.750% due 12/25/2059 ~		6,300	6,026

Citigroup Mortgage Loan Trust, Inc.
6.490% due 05/25/2035 •		6	7

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CLNY Trust
5.163% due 11/15/2038 •		$2,126	$2,106

Countrywide Alternative Loan Trust
4.153% due 04/25/2046 •		1,203	1,139

Credit Suisse First Boston Mortgage Securities Corp.
4.459% due 03/25/2032 ~		23	23

Cross Mortgage Trust
6.147% due 07/25/2069 þ		1,071	1,080

CSMC Trust
1.115% due 01/25/2060 ~		1,162	983
3.850% due 09/25/2057 ~		1,714	1,686
4.151% due 12/27/2060 ~		1,492	1,488
5.187% due 07/15/2038 •		7,900	7,018

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.033% due 05/25/2036 •		1,845	1,768

GCAT Trust
2.650% due 10/25/2068 ~		2,832	2,769

Government National Mortgage Association REMICS
4.453% due 10/20/2075 •		976	984

GreenPoint Mortgage Funding Trust
4.333% due 11/25/2045 •		67	65

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		1,495	1,407

GSR Mortgage Loan Trust
4.478% due 01/25/2036 ~		12	11

Impac CMB Trust
4.333% due 05/25/2035 •		2,808	2,752

JP Morgan Chase Commercial Mortgage Securities Trust
5.327% due 06/15/2038 •		7,000	6,327

JP Morgan Seasoned Mortgage Trust
4.337% due 01/25/2063 ~		3,493	3,356

Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~		1,266	1,212

Lehman Mortgage Trust
4.113% due 08/25/2036 •		484	299

Lehman XS Trust
4.153% due 11/25/2035 •		1,624	1,639

MASTR Adjustable Rate Mortgages Trust
4.659% due 12/25/2046 •		5,921	4,989

Merrill Lynch Mortgage Investors Trust
4.213% due 02/25/2036 •		38	38

Morgan Stanley Capital I Trust
4.737% due 12/15/2036 •		1,800	1,388

Morgan Stanley Residential Mortgage Loan Trust
5.443% due 07/25/2070 ~		5,003	5,020

New Orleans Hotel Trust
4.709% due 04/15/2032 •		1,900	1,882

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		648	624
1.147% due 10/25/2058 ~		93	89
1.353% due 10/25/2058 ~		66	64

Polaris PLC
4.464% due 06/27/2070 •	GBP	9,000	11,884

Prime Mortgage Trust
4.193% due 02/25/2034 •		$8	7

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	20,900	14,420

PRPM LLC
4.000% due 05/25/2054 þ		$1,536	1,515
5.250% due 07/25/2055 þ		1,966	1,964
5.729% due 07/25/2030 þ		3,602	3,597
5.774% due 08/25/2028 þ		2,603	2,600

PRPM Trust
6.265% due 12/25/2068 þ		1,007	1,014

Stratton Mortgage Funding PLC
4.895% due 06/20/2060 •	GBP	1,373	1,819

Structured Adjustable Rate Mortgage Loan Trust
4.113% due 10/25/2035 •		$1,065	1,031
4.676% due 09/25/2035 ~		168	151

Structured Asset Mortgage Investments II Trust
4.291% due 07/19/2035 •		58	56
4.353% due 02/25/2036 •		76	65

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		$39	$38

Towd Point Mortgage Funding - Granite 6 PLC
4.669% due 07/20/2053 •	GBP	3,871	5,127

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$1,699	1,663
2.900% due 10/25/2059 ~		1,175	1,130
3.000% due 01/25/2058 ~		13	13
3.750% due 05/25/2058 ~		2,649	2,603
4.612% due 10/25/2064 ~		7,680	7,619
4.793% due 05/25/2058 •		771	786

Trinity Square PLC
4.644% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	1,848	2,447

Verus Securitization Trust
1.020% due 04/25/2064 ~		$878	843
1.277% due 04/25/2064 ~		111	107
1.380% due 04/25/2064 ~		167	160
5.402% due 05/25/2065 þ		4,145	4,159
5.417% due 07/25/2070 þ		4,848	4,868

WaMu Mortgage Pass-Through Certificates Trust
4.030% due 02/27/2034 •		50	49
4.373% due 10/25/2045 •		25	25
5.059% due 11/25/2042 •		10	10
5.259% due 06/25/2042 •		25	23

Wells Fargo Mortgage-Backed Securities Trust
6.172% due 04/25/2036 ~		711	712

Total Non-Agency Mortgage-Backed Securities (Cost $187,146)			183,831

ASSET-BACKED SECURITIES 21.2%

AUTOMOBILE ABS OTHER 0.9%

Auto ABS Spanish Loans FT
2.507% due 02/28/2032 •	EUR	1,065	1,232

CPS Auto Receivables Trust
4.710% due 12/17/2029		$12,000	12,034

Westlake Automobile Receivables Trust
4.630% due 01/15/2031		8,100	8,137

			21,403

AUTOMOBILE SEQUENTIAL 3.4%

Ally Auto Receivables Trust
4.140% due 07/16/2029		810	811
5.460% due 05/15/2028		1,313	1,319

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		1,801	1,806

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		4,500	4,585
6.120% due 04/20/2027		1,800	1,802

BMW Vehicle Owner Trust
5.470% due 02/25/2028		867	872

CarMax Auto Owner Trust
4.350% due 07/15/2030		10,600	10,631

Carvana Auto Receivables Trust
4.100% due 06/11/2029		5,200	5,195
4.530% due 01/10/2029		3,368	3,371
5.330% due 07/10/2029		1,101	1,108
5.380% due 03/12/2029		2,700	2,730
5.420% due 04/10/2028		765	766
5.600% due 03/10/2028		313	313

Citizens Auto Receivables Trust
5.110% due 04/17/2028		709	712
5.840% due 01/18/2028		2,206	2,215

CPS Auto Receivables Trust
4.710% due 03/15/2029		560	562

FCCU Auto Receivables Trust
4.870% due 01/16/2029		3,879	3,889

Flagship Credit Auto Trust
4.880% due 11/15/2028		445	445

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		309	310

GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		1,837	1,839

182	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GLS Auto Select Receivables Trust
4.460% due 10/15/2030	$1,723	$1,725
5.240% due 03/15/2030	175	177
5.580% due 06/17/2030	1,199	1,209
5.960% due 10/16/2028	1,803	1,814

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028	1,300	1,306

Hyundai Auto Receivables Trust
5.480% due 04/17/2028	1,216	1,222

Lendbuzz Securitization Trust
5.100% due 10/15/2030	644	645

M&T Bank Auto Receivables Trust
4.730% due 06/17/2030	9,900	9,979

Research-Driven Pagaya Motor Asset Trust
4.731% due 07/27/2026	519	519
5.124% due 04/25/2034	3,300	3,311

SCCU Auto Receivables Trust
4.570% due 01/15/2031	8,100	8,131
4.680% due 09/15/2031	2,300	2,312

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	299	300

Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029	3,800	3,815

Westlake Automobile Receivables Trust
5.560% due 02/15/2028	1,262	1,265

		83,011

CMBS OTHER 0.8%

Acore Issuer LLC
5.125% due 08/20/2043 •	4,700	4,697

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •	500	500

ACRES LLC
5.299% due 08/18/2040 •	7,200	7,226

AREIT Trust
4.922% due 01/20/2037 •	3,415	3,415

BRSP Ltd.
5.127% due 08/19/2043 •	1,100	1,098

MF1 LLC
5.130% due 02/18/2043 •	1,050	1,051
5.410% due 03/19/2039 •	900	900

Starwood Ltd.
4.994% due 04/18/2038 •	643	643

		19,530

HOME EQUITY OTHER 1.6%

ACE Securities Corp. Home Equity Loan Trust
4.113% due 10/25/2036 •	2,696	1,039

AFC Home Equity Loan Trust
4.343% due 06/25/2028 •	16	16

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.708% due 01/25/2035 •	145	152

Argent Securities Trust
4.093% due 06/25/2036 •	3,354	2,229

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.225% due 06/26/2034 •	319	346

Asset-Backed Securities Corp. Home Equity Loan Trust
4.618% due 04/25/2034 •	851	924

Bear Stearns Asset-Backed Securities I Trust
4.253% due 11/25/2036 •	815	776
4.768% due 11/25/2034 •	3,762	3,794

Chase Funding Trust
4.533% due 10/25/2032 •	26	26

Citigroup Mortgage Loan Trust, Inc.
3.853% due 07/25/2045 •	297	210
4.113% due 12/25/2036 •	723	407
7.250% due 10/25/2037 þ	103	99

Countrywide Asset-Backed Certificates
4.193% due 08/25/2034 •	339	332

Countrywide Asset-Backed Certificates Trust
3.933% due 08/25/2037 •	218	196
3.993% due 06/25/2047 •	284	257

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.073% due 12/25/2046 •		$5,650	$5,315
4.073% due 06/25/2047 •		1,038	955
4.333% due 03/25/2036 •		362	333

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 01/25/2032 •		33	33

Credit-Based Asset Servicing & Securitization LLC
3.823% due 06/25/2035 •		1,467	1,440
5.368% due 03/25/2046 •		1,731	1,704

GE-WMC Asset-Backed Pass-Through Certificates
4.433% due 12/25/2035 •		3,879	3,798

GSAA Home Equity Trust
4.293% due 01/25/2036 •		691	215

GSAMP Trust
4.073% due 06/25/2036 •		49	49
4.693% due 11/25/2035 •		236	233
5.443% due 10/25/2034 •		19	20

Home Equity Mortgage Loan Asset-Backed Trust
4.053% due 08/25/2036 •		2,909	2,779

HSI Asset Securitization Corp. Trust
4.288% due 02/25/2036 •		314	308

JP Morgan Mortgage Acquisition Trust
4.453% due 07/25/2036 •		2,200	2,105

Long Beach Mortgage Loan Trust
4.229% due 04/21/2031 •		1,853	1,828
4.233% due 02/25/2036 •		391	389
4.353% due 10/25/2034 •		40	40

Merrill Lynch Mortgage Investors Trust
4.093% due 08/25/2037 •		305	295

Morgan Stanley ABS Capital I, Inc. Trust
3.903% due 12/25/2036 •		3,655	1,838
3.923% due 10/25/2036 •		69	62
3.953% due 09/25/2036 •		25	11
4.708% due 07/25/2034 •		423	432

RCKT Mortgage Trust
5.344% due 09/25/2044 þ		1,680	1,682

Residential Asset Mortgage Products Trust
4.858% due 05/25/2035 •		2,594	2,548

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.618% due 01/25/2035 •		994	1,039

			40,254

WHOLE LOAN COLLATERAL 0.8%

First Franklin Mortgage Loan Trust
4.093% due 08/25/2036 •		1,472	1,408
4.273% due 05/25/2036 •		12,141	10,819

Pretium Mortgage Credit Partners LLC
5.657% due 08/25/2055 þ		2,523	2,529

Residential Asset Mortgage Products Trust
4.153% due 08/25/2046 •		4,488	4,045

Specialty Underwriting & Residential Finance Trust
4.768% due 12/25/2035 •		23	23

			18,824

OTHER ABS 13.7%

AASET Trust
2.798% due 01/15/2047		3,174	3,003

ACHV ABS Trust
5.010% due 12/26/2031		689	694
5.070% due 10/27/2031		334	336
5.900% due 04/25/2031		144	145

Affirm Master Trust
4.670% due 07/15/2033		8,600	8,629

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •		7,500	7,503

Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040		5,600	5,553

Aqua Finance Issuer Trust
4.790% due 05/17/2051		4,888	4,914

Arbour CLO XIII DAC
3.154% due 08/15/2038 •	EUR	1,000	1,152

Arcano Euro CLO II DAC
4.080% due 07/25/2039 •		500	579

ARES European CLO X DAC
2.796% due 10/15/2031 •		138	159

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES XLIV CLO Ltd.
4.802% due 04/15/2034 •		$11,900	$11,913

Bain Capital Credit CLO Ltd.
4.830% due 07/17/2035 •		6,800	6,801

Blackbird Capital II Aircraft Lease Ltd.
2.443% due 07/15/2046		2,027	1,924

BNPP AM Euro CLO DAC
2.616% due 04/15/2031 •	EUR	989	1,145

Cairn CLO XI DAC
3.187% due 01/15/2040 •		3,600	4,159

Canyon CLO Ltd.
4.752% due 07/15/2034 •		$4,000	4,004

Capital Four CLO IV DAC
3.175% due 04/15/2038 •	EUR	9,300	10,717

Capital Four CLO X DAC
3.279% due 10/25/2038 •		1,000	1,154

Capital Street Master Trust
4.772% due 08/16/2029 •		$6,000	5,994

Carlyle Euro CLO DAC
2.716% due 01/15/2031 •	EUR	92	106
3.006% due 10/15/2035 •		1,000	1,155

Carlyle U.S. CLO Ltd.
4.778% due 10/20/2034 •		$1,000	1,000

CarVal CLO III Ltd.
4.658% due 07/20/2032 •		6,585	6,581

Castlelake Aircraft Structured Trust
5.783% due 02/15/2050		3,356	3,384

CIFC Funding Ltd.
4.880% due 10/24/2030 •		19	19

CVC Cordatus Loan Fund XXX DAC
3.229% due 05/15/2037 •	EUR	7,400	8,548

Dryden 43 Senior Loan Fund
4.738% due 04/20/2034 •		$3,500	3,503

Dryden 52 Euro CLO DAC
2.844% due 05/15/2034 •	EUR	1,513	1,750

Dryden 86 CLO Ltd.
4.798% due 07/17/2034 •		$1,000	1,001

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •		3,800	3,801

Elevation CLO Ltd.
4.968% due 01/25/2035 •		7,700	7,704

Golden Bar Securitisation SRL
2.871% due 12/20/2044 •	EUR	1,547	1,793

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		$1,400	1,400

GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		1,236	1,236
4.930% due 06/25/2060		526	528
5.020% due 06/25/2060		1,300	1,316
5.070% due 06/25/2060		4,600	4,596
5.150% due 10/27/2059		2,000	2,024
5.250% due 10/27/2059		90	90
5.880% due 06/25/2059		197	198

Home Partners of America Trust
1.901% due 12/17/2026		575	564

Invesco Euro CLO I DAC
2.666% due 07/15/2031 •	EUR	167	193

KKR CLO 36 Ltd.
4.822% due 10/15/2034 •		$1,550	1,552

KKR CLO 42 Ltd.
4.818% due 07/20/2034 •		350	350

LCM 39 Ltd.
4.703% due 10/15/2034 •		1,000	1,000

M&T Equipment Notes
4.990% due 08/18/2031		870	872

Madison Park Euro Funding XIV DAC
2.816% due 07/15/2032 •	EUR	990	1,143

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •		$11,700	11,692

Marble Point CLO XXIV Ltd.
4.753% due 04/20/2035 •		1,700	1,700

Mariner Finance Issuance Trust
1.860% due 03/20/2036		7,643	7,557

Navient Education Loan Trust
5.020% due 07/15/2055		3,093	3,102

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	183

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Refinance Loan Trust
4.800% due 10/15/2055		$11,978	$11,927

Navient Student Loan Trust
4.767% due 12/15/2059 •		1,322	1,322

Nelnet Student Loan Trust
4.610% due 02/21/2061		5,467	5,400
4.650% due 08/20/2054		5,437	5,374
4.670% due 06/22/2065		11,389	11,276
4.840% due 05/17/2055		1,938	1,931
4.973% due 02/21/2061 •		1,726	1,735
5.873% due 02/20/2041 •		466	476
6.640% due 02/20/2041		466	482

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •		1,067	1,068

Oportun Funding Trust
4.960% due 08/16/2032		438	438

Pagaya AI Debt Grantor Trust
4.497% due 04/15/2033		3,000	2,990
4.684% due 08/17/2026		937	937
5.065% due 03/15/2032		603	604
5.108% due 03/15/2033		1,100	1,102
5.156% due 07/15/2032		673	674
5.183% due 06/15/2032		1,212	1,215
6.278% due 10/15/2031		387	388

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		507	508

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		563	565

Palmer Square European Loan Funding DAC
2.974% due 05/15/2034 •	EUR	934	1,081

Palmer Square Loan Funding Ltd.
4.480% due 08/08/2032 •		$3,600	3,599
4.489% due 01/15/2033 •		500	499
4.660% due 01/15/2034 •		550	550

Post CLO Ltd.
4.752% due 10/15/2034 •		1,000	1,001
4.762% due 04/20/2035 •		1,300	1,300

Post Road Equipment Finance LLC
4.900% due 05/15/2031		3,271	3,294

Providus CLO V DAC
3.214% due 11/15/2039 •	EUR	1,000	1,155

Providus CLO VII DAC
3.181% due 07/15/2038 •		9,700	11,178

RCKT Trust
4.900% due 07/25/2034		$838	840

Reach ABS Trust
4.930% due 08/18/2032		3,478	3,493
4.960% due 08/16/2032		164	164
5.120% due 08/18/2032		3,400	3,408

Rockford Tower CLO Ltd.
4.868% due 07/20/2035 •		850	850

Rockford Tower Europe CLO DAC
2.990% due 01/24/2035 •	EUR	5,700	6,569

Romark CLO V Ltd.
4.862% due 01/15/2035 •		$8,900	8,894

RRE 3 Loan Management DAC
3.306% due 12/15/2039 •	EUR	2,500	2,883

SMB Private Education Loan Trust
0.000% due 12/15/2053 •		$8,200	8,213
1.290% due 07/15/2053		1,163	1,112
1.310% due 07/17/2051		1,362	1,289
1.340% due 03/17/2053		3,609	3,420
2.850% due 11/16/2054		2,872	2,702
3.250% due 11/15/2040		2,894	2,876
4.507% due 01/15/2037 •		1,131	1,130
5.022% due 10/16/2056 •		8,060	8,135
5.060% due 03/16/2054		1,591	1,603
5.090% due 10/16/2056		1,550	1,563
5.222% due 11/15/2052 •		743	752

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		931	900

Symphony CLO XXIX Ltd.
4.822% due 10/15/2035 •		7,800	7,790

Symphony CLO XXXII Ltd.
4.821% due 10/23/2035		9,700	9,701

TCW CLO AMR Ltd.
4.954% due 08/16/2034 •		4,000	4,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tikehau CLO V DAC
3.216% due 10/15/2038 •	EUR	6,750	$7,800

Toro European CLO 2 DAC
3.020% due 07/25/2034 •		1,000	1,156

Toro European CLO 3 DAC
3.006% due 07/15/2034 •		1,000	1,156

Towd Point Asset Trust
4.490% due 11/20/2061 •		$1,907	1,904

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •		1,200	1,200

Unity-Peace Park CLO Ltd.
4.723% due 04/20/2035 •		2,100	2,101

Venture 36 CLO Ltd.
5.059% due 04/20/2032 •		319	319

Voya CLO Ltd.
4.728% due 04/20/2034 •		900	901

			334,834

Total Asset-Backed Securities (Cost $522,463)			517,856

SOVEREIGN ISSUES 4.7%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	111,100	20,772
0.000% due 10/01/2026 (d)		213,300	38,577

Colombia Government International Bonds
5.375% due 01/21/2029		$1,400	1,389
6.125% due 01/21/2031		1,700	1,674

Eagle Funding Luxco SARL
5.500% due 08/17/2030		15,700	15,802

Israel Government International Bonds
1.500% due 01/18/2027	EUR	8,500	9,681

Mexico Government International Bonds
4.150% due 03/28/2027		$900	901

Romania Government International Bonds
5.250% due 11/25/2027		25,800	25,778

Total Sovereign Issues (Cost $114,872)			114,574

SHORT-TERM INSTRUMENTS 21.9%

CERTIFICATES OF DEPOSIT 0.4%

Banco Itau Chile
4.150% due 08/12/2026		8,900	8,898

COMMERCIAL PAPER 17.4%

Alimentation Couche-Tard, Inc.
3.930% due 04/01/2026		6,700	6,699
4.050% due 04/10/2026		13,400	13,385
4.100% due 04/21/2026		17,400	17,359

AMETEK, Inc.
3.900% due 04/09/2026		4,900	4,895
3.930% due 04/06/2026		7,800	7,795

Becton Dickinson & Co.
3.950% due 04/08/2026		28,500	28,475

Black Hills Corp.
3.890% due 04/13/2026		2,000	1,997

Boston Properties LP
4.200% due 04/27/2026		24,200	24,126

Constellation Energy Generation LLC
4.030% due 04/24/2026		15,900	15,853
4.130% due 04/24/2026		7,300	7,278
4.130% due 04/28/2026		14,400	14,350

Crown Castle, Inc.
4.120% due 04/07/2026		2,000	1,998
4.120% due 04/09/2026		2,800	2,797
4.300% due 04/21/2026		23,500	23,442

Electricite de France SA
3.900% due 04/01/2026		17,800	17,798

Enbridge U.S., Inc.
3.910% due 04/13/2026		14,500	14,479

ERAC USA Finance LLC
3.980% due 04/10/2026		7,800	7,791
4.000% due 04/09/2026		13,600	13,586

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 04/17/2026		$8,700	$8,683
4.150% due 04/24/2026		2,300	2,294
4.170% due 04/20/2026		2,300	2,295
4.170% due 04/23/2026		2,300	2,294

Extra Space Storage LP
4.180% due 04/22/2026		4,800	4,788

Fidelity National Information Services, Inc.
4.150% due 04/17/2026		16,800	16,768
4.170% due 04/23/2026		11,500	11,471
4.170% due 04/24/2026		8,700	8,677

Genuine Parts Co.
4.280% due 04/06/2026		3,500	3,498
4.350% due 04/23/2026		2,400	2,394

Glencore Funding LLC
4.150% due 05/04/2026		33,500	33,373

HCA, Inc.
4.200% due 05/11/2026		26,200	26,070
4.350% due 04/23/2026		7,100	7,081
4.350% due 05/01/2026		900	897
4.380% due 04/23/2026		2,200	2,194

Leidos, Inc.
4.180% due 04/23/2026		1,500	1,496
4.180% due 04/28/2026		23,000	22,925

NextEra Energy Capital Holdings, Inc.
3.910% due 04/21/2026		5,900	5,886
3.920% due 04/24/2026		2,200	2,194

Phillips 66
4.100% due 04/08/2026		4,100	4,096
4.150% due 04/20/2026		700	698
4.200% due 04/14/2026		18,600	18,571
4.300% due 04/24/2026		6,900	6,881
4.330% due 04/27/2026		5,500	5,483

TELUS Corp.
4.050% due 05/20/2026		1,400	1,392

			426,502

REPURCHASE AGREEMENTS (h) 0.6%
			13,900

SOUTH AFRICA TREASURY BILLS 0.4%
7.258% due 05/13/2026 - 01/27/2027 (c)(d)(e)	ZAR	159,100	9,126

U.S. TREASURY BILLS 3.1%
3.702% due 04/14/2026 - 07/21/2026 (c)(d)(k)(m)		$77,387	76,604

Total Short-Term Instruments (Cost $535,147)			535,030

Total Investments in Securities (Cost $3,388,873)			3,383,909

		SHARES
INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%

PIMCO Short-Term Floating NAV Portfolio III		4,032,451	39,272

Total Short-Term Instruments (Cost $39,272)			39,272

Total Investments in Affiliates (Cost $39,272)			39,272

Total Investments 139.9% (Cost $3,428,145)			$3,423,181

Financial Derivative Instruments (j)(l) 0.7% (Cost or Premiums, net $21,872)			16,746

Other Assets and Liabilities, net (40.6)%			(993,898)

Net Assets 100.0%			$2,446,029

184	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	4.360%	06/08/2029	01/16/2026	$ 2,000	$1,990	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.720%	03/31/2026	04/01/2026	$8,800	U.S. Treasury Notes 4.125% due 10/31/2029	$(8,981)	$8,800	$8,801
DEU	3.620	03/31/2026	04/01/2026	5,100	U.S. Treasury Bonds 4.625% due 11/15/2044	(5,194)	5,100	5,100

Total Repurchase Agreements						$(14,175)	$13,900	$13,901

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	3.770%	03/27/2026	04/06/2026	$(2,065)	$(2,066)
DEU	3.790	03/27/2026	04/06/2026	(163,455)	(163,541)
	3.790	03/31/2026	04/09/2026	(16,752)	(16,754)
RCY	3.830	03/30/2026	04/09/2026	(22,911)	(22,916)

Total Reverse Repurchase Agreements					$(205,277)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.4)%
Uniform Mortgage-Backed Security, TBA	4.000%	06/11/2056	$21,600	$(20,580)	$(20,341)
Uniform Mortgage-Backed Security, TBA	4.500	06/01/2056	41,700	(40,097)	(40,182)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2056	17,200	(17,203)	(16,965)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	29,475	(29,714)	(29,573)

Total Short Sales (4.4)%				$(107,594)	$(107,061)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	185

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$8,801	$0	$0	$8,801	$(8,981)	$(180)
BRC	0	(2,066)	0	(2,066)	2,064	(2)
DEU	5,100	(180,295)	0	(175,195)	181,153	5,958
RCY	0	(22,916)	0	(22,916)	23,703	787

Total Borrowings and Other Financing Transactions	$13,901	$(205,277)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(203,211)	$0	$0	$(203,211)
U.S. Treasury Obligations	0	(2,066)	0	0	(2,066)

Total Borrowings	$0	$(205,277)	$0	$0	$(205,277)

Payable for reverse repurchase agreements					$(205,277)

(i)	Securities with an aggregate market value of $212,114 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(15,081) at a weighted average interest rate of 4.100%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2026	881	$247,397	$(514)	$0	$0
3-Month SOFR Active Contract December Futures	03/2028	1,146	276,745	16	57	0
3-Month SONIA December Futures	03/2027	761	240,836	(1,221)	277	0
Australia Government 3-Year Bond June Futures	06/2026	2,062	147,467	(568)	663	0
Australia Government 10-Year Bond June Futures	06/2026	360	26,764	(167)	252	0
E-Mini S&P 500 Index June Futures	06/2026	2,034	668,245	(7,970)	18,560	0
Long Guilt June Futures	06/2026	211	24,518	(1,318)	184	0
U.S. Treasury 2-Year Note June Futures	06/2026	3,698	767,133	259	289	0

				$(11,483)	$20,282	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Schatz June Futures	06/2026	183	$(22,368)	$215	$1	$(30)
U.S. Treasury 5-Year Note June Futures	06/2026	1,141	(123,433)	399	0	(161)
U.S. Treasury 10-Year Note June Futures	06/2026	2,183	(242,415)	4,757	0	(512)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	978	(111,018)	1,016	0	(290)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	372	(43,361)	1,453	0	(81)

				$7,840	$1	$(1,074)

Total Futures Contracts				$(3,643)	$20,283	$(1,074)

186	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.317%	$	6,200	$80	$(48)	$32	$1	$0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2029	0.758	EUR	400	1	3	4	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	1.123		500	(10)	7	(3)	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	$	2,000	15	(10)	5	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054		300	3	(1)	2	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		8,400	33	(17)	16	0	0

							$122	$(66)	$56	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$	8,800	$153	$2	$155	$19	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	35,960	$(490)	$(1,043)	$(1,533)	$114	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		$72,100	611	(63)	548	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		138,260	(279)	240	(39)	0	(21)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.650	Annual	09/11/2027		177,200	285	(268)	17	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		7,810	(67)	64	(3)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030		7,700	(27)	564	537	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		75,390	4,078	(2,436)	1,642	0	(72)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		183,690	594	1,229	1,823	0	(182)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		1,500	0	14	14	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		1,500	0	12	12	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.376	Annual	08/31/2030		14,300	0	114	114	0	(14)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		1,500	0	10	10	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		2,300	0	14	14	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		22,700	(381)	261	(120)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031		1,380	0	182	182	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.734	Annual	05/31/2032		65,800	0	123	123	78	0
Pay	1-Day USD-SOFR Compounded-OIS	3.791	Annual	05/31/2032		95,100	0	509	509	112	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		5,800	725	6	731	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		7,700	(150)	166	16	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		27,200	79	1,425	1,504	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		61,950	(458)	751	293	0	(69)
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	48,700	0	49	49	14	0
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		47,900	(450)	(113)	(563)	0	(14)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	EUR	7,500	(263)	(10)	(273)	66	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		3,300	29	54	83	0	(37)

							$3,836	$1,854	$5,690	$391	$(553)

Total Swap Agreements							$4,111	$1,790	$5,901	$412	$(553)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$20,512	$412	$20,924	$0	$(1,074)	$(553)	$(1,627)

(k)

Securities with an aggregate market value of $34,458 and cash of $53,233 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	187

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $229 for closed futures is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	14,373		$10,493	$160	$0
	04/2026	SGD	15		12	0	0

BOA	04/2026	BRL	7,700		1,475	0	(12)
	04/2026	CNH	4,304		624	0	(1)
	04/2026	EUR	11,056		12,878	99	0
	04/2026	INR	108,027		1,150	10	0
	04/2026	KRW	349,979		239	6	0
	04/2026	PLN	3,440		930	3	0
	04/2026		$1,468	BRL	7,700	18	0
	04/2026		220	CNH	1,516	0	0
	04/2026		2,216	GBP	1,648	0	(34)
	04/2026		1,150	INR	108,220	1	0
	04/2026		390	MXN	7,145	8	0
	05/2026	ZAR	5,279		$305	0	(6)
	06/2026	ILS	4,155		1,345	21	0
	06/2026	MXN	22,112		1,233	7	0
	06/2026		$194	BRL	1,031	2	0
	06/2026		317	ILS	989	0	(2)
	08/2026	ZAR	6,001		$344	0	(6)
	10/2026	BRL	8,200		1,500	0	(17)
	10/2026	ZAR	6,389		391	20	0
	01/2027		50,919		3,097	163	0

BPS	04/2026	AUD	7,949		5,657	172	0
	04/2026	BRL	116,149		21,691	0	(733)
	04/2026	CAD	6,947		5,126	132	0
	04/2026	CNH	1,449		211	0	0
	04/2026	GBP	896		1,188	2	0
	04/2026	ILS	4,091		1,325	24	0
	04/2026	KRW	1,930,190		1,279	3	(7)
	04/2026	PLN	5,794		1,596	36	(1)
	04/2026	THB	148,560		4,597	89	(2)
	04/2026		$2,331	AUD	3,313	0	(46)
	04/2026		22,127	BRL	116,149	296	0
	04/2026		7,666	IDR	129,721,003	0	(25)
	04/2026		976	ILS	3,092	7	0
	04/2026		7,680	INR	711,717	0	(88)
	04/2026		1,399	KRW	2,102,233	7	(8)
	04/2026		1,403	PLN	5,061	0	(40)
	04/2026		2	THB	56	0	0
	04/2026		4,139	TWD	132,296	1	(11)
	04/2026	ZAR	20,860		$1,232	1	0
	05/2026	ILS	3,088		976	0	(7)
	05/2026	INR	319,450		3,376	0	(14)
	05/2026	TWD	73,275		2,274	0	(10)
	05/2026		$1,320	BRL	6,929	10	0
	05/2026		1,693	IDR	28,825,805	4	0
	05/2026		336	THB	11,030	0	(1)

188	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$3,745	BRL	19,900	$47	$0
	06/2026		501	IDR	8,441,779	0	(5)
	07/2026	BRL	23,300		$4,347	0	(61)
	07/2026		$11,386	BRL	61,164	184	0
	10/2026	BRL	43,600		$7,933	0	(137)

BRC	04/2026	CAD	26		19	0	0
	04/2026	PLN	4,351		1,209	37	0
	04/2026	THB	30,430		950	26	0
	04/2026		$1,637	ZAR	26,789	0	(56)
	05/2026		19	CAD	26	0	0
	06/2026	ILS	54		$18	0	0

BSH	04/2026	BRL	128,300		23,785	0	(984)
	04/2026	JPY	462,802		2,899	0	(17)
	04/2026		$24,686	BRL	128,300	83	0
	04/2026		21,954	GBP	16,492	0	(125)
	04/2026		1,561	NZD	2,704	0	(7)
	04/2026		8,622	PLN	31,187	0	(221)
	05/2026	GBP	16,492		$21,953	125	0
	05/2026	NZD	2,705		1,563	7	0
	05/2026		$2,899	JPY	461,408	17	0
	10/2026	BRL	136,800		$25,228	0	(91)

CBK	04/2026	AUD	1,397		984	20	0
	04/2026	CNH	1,481		215	0	0
	04/2026	EUR	174		200	0	(2)
	04/2026	GBP	545		727	5	0
	04/2026	INR	824,471		8,822	115	0
	04/2026	NOK	4,555		468	0	(2)
	04/2026	SEK	4,885		524	8	0
	04/2026	THB	72		2	0	0
	04/2026	TWD	4,683		147	1	0
	04/2026		$15,128	AUD	21,528	0	(275)
	04/2026		681	CNH	4,692	0	0
	04/2026		21,795	INR	2,008,430	18	(536)
	05/2026		0	JPY	10	0	0
	06/2026	ILS	1,030		$334	6	0
	06/2026		$341	IDR	5,727,007	0	(4)
	06/2026		1,617	MXN	28,594	0	(31)
	09/2026		379		6,773	0	(6)

DUB	04/2026	CNH	223		$32	0	0
	04/2026	ILS	8,253		2,666	40	0
	04/2026	INR	330,223		3,506	23	(5)
	04/2026		$12,432	AUD	18,123	72	0
	04/2026		29	CNH	199	0	0
	04/2026		24	CZK	507	0	0
	04/2026		3,864	INR	364,172	25	(19)
	04/2026		23,535	SGD	30,063	0	(152)
	04/2026		1,918	THB	62,636	0	(17)
	05/2026	AUD	18,123		$12,428	0	(72)
	05/2026	SGD	29,996		23,535	151	0
	05/2026		$32	CNH	222	0	0
	06/2026	THB	62,508		$1,918	11	0
	06/2026	TWD	2,891		91	1	0

FAR	04/2026	AUD	13,607		9,643	255	0
	04/2026	CHF	2,303		2,983	104	0
	04/2026	GBP	16,993		22,964	472	0
	04/2026	JPY	576,231		3,610	0	(20)
	04/2026	PLN	4,846		1,343	37	0
	04/2026		$2,993	CHF	2,385	0	(10)
	04/2026		929	JPY	145,214	0	(14)
	04/2026		2,318	NZD	3,878	0	(90)
	04/2026		127	SGD	162	0	(1)
	05/2026	CHF	2,376		$2,993	10	0
	05/2026	ILS	5,136		1,623	0	(13)
	05/2026	SGD	162		127	1	0
	05/2026		$3,610	JPY	574,490	20	0
	06/2026	ILS	2,958		$959	17	0
	06/2026		$15,378	MXN	267,546	0	(542)
	09/2026		307		5,427	0	(9)

GLM	04/2026	BRL	141,764		$25,458	0	(1,910)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	189

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	ILS	4,010		$1,290	$14	$0
	04/2026	INR	11,793		129	5	0
	04/2026	SGD	9,812		7,724	92	0
	04/2026		$27,191	BRL	145,053	807	0
	04/2026		609	CNH	4,183	0	(2)
	04/2026		1,429	IDR	24,231,183	0	(2)
	04/2026		1,577	MXN	29,075	45	0
	04/2026		1,265	THB	41,496	0	(5)
	06/2026	BRL	5		$1	0	0
	06/2026	IDR	7,554,871		448	4	0
	06/2026	THB	41,423		1,265	1	0
	06/2026		$4,878	BRL	26,232	120	0
	06/2026		778	IDR	13,170,037	0	(4)
	06/2026		16,086	MXN	283,434	0	(369)
	07/2026	BRL	52,200		$9,732	0	(142)
	07/2026		$1,943	BRL	10,387	22	0

IND	04/2026	EUR	58,100		$68,603	1,449	0
	04/2026		$191	NZD	320	0	(7)

JPM	04/2026	BRL	123,500		$20,952	0	(2,891)
	04/2026	CNH	3,133		454	0	(1)
	04/2026	EUR	279		320	0	(2)
	04/2026	INR	170,937		1,818	13	0
	04/2026	MXN	508,397		28,392	60	0
	04/2026	PLN	6,812		1,851	19	(3)
	04/2026	SGD	20,399		16,187	321	0
	04/2026		$23,530	BRL	123,500	313	0
	04/2026		14	CZK	307	0	0
	04/2026		1,818	INR	171,229	4	0
	04/2026		586	MXN	10,803	16	0
	04/2026		3,907	ZAR	65,240	0	(57)
	04/2026	ZAR	40,298		$2,372	1	(7)
	05/2026	AUD	1,538		1,054	0	(7)
	05/2026		$34	CNH	234	0	0
	05/2026		32	JPY	5,077	0	0
	06/2026	ILS	2,633		$852	13	0
	06/2026	MXN	37,149		2,088	28	0
	06/2026		$301	ILS	935	0	(3)
	06/2026	ZAR	35,100		$1,981	0	(82)
	07/2026	BRL	35,600		6,580	0	(154)
	10/2026		24,700		4,497	0	(74)
	11/2026	ZAR	19,243		1,098	0	(18)

MBC	04/2026	CHF	369		467	5	0
	04/2026	GBP	1,463		1,959	22	0
	04/2026	JPY	256,801		1,607	0	(11)
	04/2026	KRW	5,815,581		3,974	107	0
	04/2026	NOK	1,070		110	0	0
	04/2026	SEK	6,370		678	5	0
	04/2026	THB	41,372		1,301	45	0
	04/2026		$1,340	AUD	1,933	0	(6)
	04/2026		1,204	CHF	956	0	(8)
	04/2026		2,350	GBP	1,757	0	(25)
	04/2026		2,608	JPY	410,879	2	(21)
	04/2026		472	MXN	8,713	14	0
	04/2026		574	NOK	5,621	6	0
	04/2026		4,870	PLN	17,819	0	(70)
	05/2026	NOK	5,621		$574	0	(6)
	05/2026		$1,607	JPY	256,026	11	0
	05/2026	ZAR	33,076		$1,902	0	(47)
	06/2026	ILS	15,402		4,999	90	0
	06/2026	MXN	2,828		157	0	0

MYI	04/2026	CHF	671		867	27	0
	04/2026	PLN	496		140	7	0
	04/2026		$3,812	EUR	3,294	0	(5)

SCX	04/2026	KRW	1,289,514		$870	13	0
	04/2026	NZD	6,902		4,103	137	0
	04/2026	THB	4,415		139	5	0
	04/2026		$15,418	CAD	21,346	0	(72)
	04/2026		2,254	INR	205,266	0	(86)
	04/2026		732	JPY	114,205	0	(13)
	04/2026		559	PLN	2,023	0	(14)

190	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	CAD	21,317		$15,418	$72	$0
	06/2026		$1,350	IDR	22,755,417	0	(12)

SOG	04/2026	EUR	18,350		$21,716	506	0
	04/2026	SEK	1,803		189	0	(2)
	04/2026		$97,703	EUR	84,664	157	0
	04/2026		4,048	JPY	629,912	0	(79)
	05/2026	EUR	84,665		$97,856	0	(153)
	05/2026		$189	SEK	1,800	2	0
	06/2026	ILS	2,117		$686	11	0

SSB	04/2026	AUD	21,944		15,616	476	0
	04/2026		$5	JPY	738	0	0
	04/2026		1,436	SEK	13,055	0	(56)

UAG	04/2026	PLN	9,334		$2,562	48	0
	04/2026		$30	CZK	621	0	0
	04/2026		4,996	PLN	18,043	0	(136)
	06/2026	ILS	3,419		$1,106	16	0
	06/2026	MXN	3,606		201	1	0
	06/2026		$17,130	MXN	303,234	0	(315)

Total Forward Foreign Currency Contracts						$8,372	$(11,472)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	11,205	$113	$34
	Put - OTC USD versus KRW		1,400.000	07/13/2026	2,495	17	8

						$130	$42

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	6,000	$3	$6

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	264,800	274	719

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	174,500	156	118
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	674,000	307	714

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	115,800	87	73
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	192,800	216	141

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	207,300	186	140
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	211,500	237	155
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	44,400	45	120

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	430,200	301	273
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	24,700	22	17
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	462,800	492	1,256

							$2,326	$3,732

Total Purchased Options							$2,456	$3,774

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	11,205	$(40)	$(9)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	2,495	(5)	(2)

Total Written Options						$(45)	$(11)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	191

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.324%	$6,600	$(259)	$63	$0	$(196)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	15,100	$3,417	$(395)	$3,022	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		19,540	4,489	(579)	3,910	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		4,621	1,051	(126)	925	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		28,860	6,601	(825)	5,776	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		220	51	(7)	44	0

							$15,609	$(1,932)	$13,677	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	S&P 500 Total Return Index	3,448	3.980% (SOFR plus a specified spread)	Maturity	04/08/2026	$52,475	$0	$(2,421)	$0	$(2,421)

CIB	Receive	S&P 500 Total Return Index	22,101	4.130% (SOFR plus a specified spread)	Monthly	04/06/2026	320,644	0	833	833	0
	Receive	S&P 500 Total Return Index	8,096	4.100% (SOFR plus a specified spread)	Monthly	04/22/2026	117,884	0	(162)	0	(162)
	Receive	S&P 500 Total Return Index	7,878	4.260% (SOFR plus a specified spread)	Maturity	08/12/2026	109,104	0	1,977	1,977	0

FAR	Receive	S&P 500 Total Return Index	16,931	4.160% (SOFR plus a specified spread)	Maturity	04/09/2026	247,538	0	(1,209)	0	(1,209)
	Receive	S&P 500 Total Return Index	4,943	4.100% (SOFR plus a specified spread)	Monthly	04/22/2026	71,974	0	(99)	0	(99)

GST	Receive	S&P 500 Total Return Index	567	4.050% (SOFR plus a specified spread)	Maturity	04/01/2026	8,678	0	(449)	0	(449)
	Receive	S&P 500 Total Return Index	8,579	4.040% (SOFR plus a specified spread)	Maturity	04/02/2026	130,289	0	(5,779)	0	(5,779)
	Receive	S&P 500 Total Return Index	16,412	3.860% (SOFR plus a specified spread)	Maturity	04/08/2026	246,495	0	(8,131)	0	(8,131)
	Receive	S&P 500 Total Return Index	25,282	3.990% (SOFR plus a specified spread)	Monthly	05/06/2026	368,125	0	(844)	0	(844)

JPM	Receive	S&P 500 Total Return Index	6,036	4.090% (SOFR plus a specified spread)	Monthly	04/22/2026	87,889	0	(315)	0	(315)

RBC	Receive	S&P 500 Total Return Index	1,784	4.200% (SOFR plus a specified spread)	Monthly	04/08/2026	25,976	0	(96)	0	(96)

								$0	$(16,695)	$2,810	$(19,505)

Total Swap Agreements								$15,350	$(18,564)	$16,487	$(19,701)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$160	$0	$0	$160	$0	$0	$0	$0	$160	$0	$160
BOA	358	42	3,022	3,422	(78)	(11)	0	(89)	3,333	(3,580)	(247)
BPS	1,015	6	3,910	4,931	(1,196)	0	(2,421)	(3,617)	1,314	0	1,314
BRC	63	0	0	63	(56)	0	0	(56)	7	0	7
BSH	232	0	0	232	(1,445)	0	0	(1,445)	(1,213)	871	(342)
CBK	173	0	925	1,098	(856)	0	0	(856)	242	(82)	160

192	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
CIB	$0	$0	$2,810	$2,810	$0	$0	$(162)	$(162)	$2,648	$14,437	$17,085
DUB	323	719	0	1,042	(265)	0	0	(265)	777	(1,120)	(343)
FAR	916	832	0	1,748	(699)	0	(1,308)	(2,007)	(259)	9,965	9,706
GLM	1,110	214	0	1,324	(2,434)	0	0	(2,434)	(1,110)	1,006	(104)
GST	0	0	0	0	0	0	(15,203)	(15,203)	(15,203)	50,009	34,806
IND	1,449	0	0	1,449	(7)	0	0	(7)	1,442	(1,980)	(538)
JPM	788	0	5,776	6,564	(3,299)	0	(315)	(3,614)	2,950	3,601	6,551
MBC	307	0	0	307	(194)	0	0	(194)	113	0	113
MYC	0	415	44	459	0	0	(196)	(196)	263	(420)	(157)
MYI	34	0	0	34	(5)	0	0	(5)	29	84	113
NGF	0	1,546	0	1,546	0	0	0	0	1,546	(1,804)	(258)
RBC	0	0	0	0	0	0	(96)	(96)	(96)	2,098	2,002
SCX	227	0	0	227	(197)	0	0	(197)	30	0	30
SOG	676	0	0	676	(234)	0	0	(234)	442	(400)	42
SSB	476	0	0	476	(56)	0	0	(56)	420	(290)	130
UAG	65	0	0	65	(451)	0	0	(451)	(386)	594	208

Total Over the Counter	$8,372	$3,774	$16,487	$28,633	$(11,472)	$(11)	$(19,701)	$(31,184)

(m)

Securities with an aggregate market value of $82,665 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$18,560	$0	$1,952	$20,512
Swap Agreements	0	21	0	0	391	412

	$0	$21	$18,560	$0	$2,343	$20,924

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	193

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,372	$0	$8,372
Purchased Options	0	0	0	42	3,732	3,774
Swap Agreements	0	13,677	2,810	0	0	16,487

	$0	$13,677	$2,810	$8,414	$3,732	$28,633

	$0	$13,698	$21,370	$8,414	$6,075	$49,557

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,074	$1,074
Swap Agreements	0	0	0	0	553	553

	$0	$0	$0	$0	$1,627	$1,627

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,472	$0	$11,472
Written Options	0	0	0	11	0	11
Swap Agreements	0	196	19,505	0	0	19,701

	$0	$196	$19,505	$11,483	$0	$31,184

	$0	$196	$19,505	$11,483	$1,627	$32,811

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$93,916	$0	$(12,529)	$81,387
Swap Agreements	0	(519)	0	0	12,669	12,150

	$0	$(519)	$93,916	$0	$140	$93,537

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20,917)	$0	$(20,917)
Purchased Options	0	0	0	(47)	167	120
Written Options	0	0	0	19	0	19
Swap Agreements	0	4,669	224,367	0	0	229,036

	$0	$4,669	$224,367	$(20,945)	$167	$208,258

	$0	$4,150	$318,283	$(20,945)	$307	$301,795

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(850)	$0	$5,002	$4,152
Swap Agreements	0	225	0	0	(7,114)	(6,889)

	$0	$225	$(850)	$0	$(2,112)	$(2,737)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(735)	$0	$(735)
Purchased Options	0	0	0	(89)	1,406	1,317
Written Options	0	0	0	34	0	34
Swap Agreements	0	(1,318)	11,763	0	0	10,445

	$0	$(1,318)	$11,763	$(790)	$1,406	$11,061

	$0	$(1,093)	$10,913	$(790)	$(706)	$8,324

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,027	$0	$3,027
Corporate Bonds & Notes
Banking & Finance	0	583,274	1,990	585,264
Industrials	0	206,413	0	206,413

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Utilities	$0	$40,132	$0	$40,132
U.S. Government Agencies	0	1,150,404	0	1,150,404
U.S. Treasury Obligations	0	47,378	0	47,378
Non-Agency Mortgage-Backed Securities	0	169,411	14,420	183,831

194	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Asset-Backed Securities
Automobile ABS Other	$0	$21,403	$0	$21,403
Automobile Sequential	0	83,011	0	83,011
CMBS Other	0	19,530	0	19,530
Home Equity Other	0	40,254	0	40,254
Whole Loan Collateral	0	18,824	0	18,824
Other ABS	0	334,834	0	334,834
Sovereign Issues	0	114,574	0	114,574
Short-Term Instruments
Certificates of Deposit	0	8,898	0	8,898
Commercial Paper	0	426,502	0	426,502
Repurchase Agreements	0	13,900	0	13,900
South Africa Treasury Bills	0	9,126	0	9,126
U.S. Treasury Bills	0	76,604	0	76,604

	$0	$3,367,499	$16,410	$3,383,909

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,272	$0	$0	$39,272

Total Investments	$39,272	$3,367,499	$16,410	$3,423,181

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(107,061)	$0	$(107,061)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19,937	758	0	20,695
Over the counter	0	28,633	0	28,633

	$19,937	$29,391	$0	$49,328

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	(1,597)	0	(1,627)
Over the counter	0	(31,184)	0	(31,184)

	$(30)	$(32,781)	$0	$(32,811)

Total Financial Derivative Instruments	$19,907	$(3,390)	$0	$16,517

Totals	$59,179	$3,257,048	$16,410	$3,332,637

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	195

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 165.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Bank of Industry Ltd.
3.724% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,300	$3,805

FPS Finance Co. 1 LLC
6.610% (EUR003M + 2.950%) due 05/26/2028 «~		$700	700

Panama Government International Bonds
4.546% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	2,900	3,379

Total Loan Participations and Assignments (Cost $7,289)			7,884

CORPORATE BONDS & NOTES 3.5%

BANKING & FINANCE 2.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.450% due 04/15/2027		$350	357

ARES Strategic Income Fund
5.450% due 09/09/2028		8,600	8,515

Athene Global Funding
5.033% due 07/17/2030		13,000	12,871

Barclays PLC
7.437% due 11/02/2033 •		4,400	4,922

Blue Ridge Re Ltd.
7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	252

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,300	703

Credit Suisse AG AT1 Claim		$11,100	3,885

F&G Global Funding
5.875% due 01/16/2030		600	608

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		200	192
3.815% due 11/02/2027		200	196
4.125% due 08/17/2027		600	592
4.271% due 01/09/2027		500	498
4.542% due 08/01/2026		400	399
5.800% due 03/05/2027		1,800	1,810
5.800% due 03/08/2029		1,300	1,315
5.850% due 05/17/2027		1,800	1,814

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		600	591

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		2,100	2,062
5.330% due 07/23/2035 •		1,700	1,706

HPS Corporate Lending Fund
5.950% due 04/14/2032		2,000	1,934

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	555

JPMorgan Chase & Co.
4.946% due 10/22/2035 •		1,900	1,880

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,500	1,745

Lseg U.S. Fin Corp.
4.875% due 03/28/2027		$1,500	1,507

Luca RE Ltd.
10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		400	412

Morgan Stanley
5.320% due 07/19/2035 •		400	402

National Health Investors, Inc.
5.350% due 02/01/2033		200	197

Nomura Holdings, Inc.
2.679% due 07/16/2030		1,900	1,739

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)		3,990	3,124

Polestar Re Ltd.
10.661% (BRMMUSDF + 7.000%) due 01/08/2029 ~		250	251

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SBA Tower Trust
1.840% due 04/15/2027	$2,000	$1,952

Societe Generale SA
2.797% due 01/19/2028 •	405	399

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031	4,600	3,889

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034	1,100	1,128

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029	7,500	7,453

UniCredit SpA
1.982% due 06/03/2027 •	500	498

VICI Properties LP
5.125% due 11/15/2031	1,000	993
5.625% due 04/01/2035	1,000	996
5.750% due 04/01/2034	200	202

Vitality Re XVI Ltd.
7.280% (MSMMUSTF + 3.750%) due 01/08/2030 ~	250	249

Vitality Re XVII Ltd.
5.941% (GSMMUSTI + 2.400%) due 01/08/2031 ~	500	500

Wells Fargo & Co.
3.526% due 03/24/2028 •	6,100	6,051

		81,344

INDUSTRIALS 0.8%

Bayer U.S. Finance LLC
6.250% due 01/21/2029	200	208
6.375% due 11/21/2030	400	421
6.500% due 11/21/2033	200	213

Beignet Investor LLC
6.581% due 05/30/2049	15,500	15,948

DAE Funding LLC
3.375% due 03/20/2028	1,100	1,059

Hyatt Hotels Corp.
5.750% due 03/30/2032	100	103

NTT Finance Corp.
4.876% due 07/16/2030	400	403

Petroleos del Peru SA
5.625% due 06/19/2047	4,700	3,302

Petroleos Mexicanos
6.350% due 02/12/2048	2,200	1,685

United Airlines Pass-Through Trust
5.450% due 08/15/2038	940	961

Viper Energy Partners LLC
5.700% due 08/01/2035	2,360	2,380

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	2,200	2,214

		28,897

UTILITIES 0.3%

Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	968

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027	2,455	2,439

Southern California Edison Co.
4.650% due 10/01/2043	2,000	1,679
5.150% due 06/01/2029	3,600	3,651

		8,737

Total Corporate Bonds & Notes (Cost $114,888)		118,978

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,220	1,372

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	$560	$512

		1,884

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	2,500	2,689

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	95	103

Total Municipal Bonds & Notes (Cost $4,425)		4,676

U.S. GOVERNMENT AGENCIES 97.5%

Federal Home Loan Mortgage Corp.
4.000% due 01/01/2048 - 05/01/2049	4,522	4,299
4.500% due 06/01/2052	14	13
5.000% due 02/01/2053 - 09/01/2055	21,546	21,317
5.500% due 07/01/2054 - 09/01/2055	201,578	203,665
6.000% due 10/01/2054 - 10/01/2055	10,496	10,863
6.090% due 09/01/2035 •	5	6
6.500% due 11/01/2053 - 03/01/2055	45,986	48,389

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	8,854	8,602

Federal Home Loan Mortgage Corp. REMICS
4.187% due 11/15/2043 •	482	481
4.562% due 10/25/2055 •	5,069	5,093
4.602% due 11/25/2054 •	9,099	9,158
4.612% due 09/25/2055 •	22,650	22,831
4.762% due 07/25/2055 - 09/25/2055 •	27,390	27,536
4.812% due 11/25/2054 - 09/25/2055 •	13,494	13,601
4.862% due 02/25/2055 - 08/25/2055 •	42,341	42,746
4.962% due 11/25/2054 •	2,063	2,076
5.012% due 12/25/2054 •	915	922
5.062% due 02/25/2055 •	30	30
5.092% due 10/25/2054 •	354	358
5.112% due 02/25/2055 •	157	159

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 10/25/2044 •	12	11
5.259% due 07/25/2044 •	53	52

Federal National Mortgage Association
3.000% due 12/01/2026 - 12/01/2032	4,198	4,061
3.500% due 04/01/2048	1,338	1,247
4.000% due 10/01/2030 - 01/01/2049	5,519	5,289
4.500% due 02/01/2051 - 09/01/2053	6,164	5,978
4.910% due 10/01/2035	2,237	2,283
4.960% due 10/01/2035	1,018	1,042
5.000% due 09/01/2039 - 06/01/2055	22,729	22,493
5.500% due 09/01/2027 - 11/01/2054	25,883	26,333
5.820% due 08/01/2035 •	54	55
6.000% due 11/01/2053 - 11/01/2055	16,105	16,738
6.043% due 02/01/2034 •	3	3
6.050% due 02/01/2035 •	8	8
6.159% due 09/01/2031 - 10/01/2035 •	25	26

196	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.209% due 07/01/2035 •	$4	$4
6.232% due 11/01/2034 •	14	14
6.300% due 10/01/2035 •	13	13
6.500% due 12/01/2053 - 11/01/2054	70,690	74,375

Federal National Mortgage Association REMICS
3.912% due 03/25/2036 •	23	23
4.562% due 09/25/2055 •	11,443	11,498
4.612% due 11/25/2054 •	5,947	5,960
4.672% due 03/25/2055 •	81,700	81,469
4.762% due 07/25/2055 - 10/25/2055 •	9,881	9,942
4.812% due 10/25/2054 - 09/25/2055 •	35,047	35,336
4.862% due 04/25/2055 - 08/25/2055 •	19,087	19,277
4.962% due 07/25/2054 •	205	207
5.062% due 12/25/2054 •	417	420
5.162% due 02/25/2055 •	245	247

Federal National Mortgage Association Trust
4.132% due 09/25/2042 •	48	47

Government National Mortgage Association
3.500% due 02/15/2045 - 01/20/2056	51,902	47,686
4.000% due 06/20/2054 - 09/20/2055	12,335	11,567
6.000% due 02/20/2055	169	171

Government National Mortgage Association REMICS
4.303% due 08/20/2062 •	85	85
4.523% due 09/20/2055 •	18,536	18,589
4.823% due 09/20/2054 - 07/20/2055 •	15,923	16,042
4.843% due 09/20/2055 •	14,822	14,896
4.873% due 11/20/2054 - 02/20/2055 •	5,437	5,464
4.903% due 09/20/2055 •	71	72
4.973% due 08/20/2055 •	132	133

Government National Mortgage Association, TBA
3.500% due 03/01/2056	59,453	54,559
4.000% due 05/01/2056	101,230	94,778
4.500% due 05/01/2056	49,740	47,999
5.000% due 06/01/2040 - 05/01/2056	96,130	94,922
5.500% due 06/01/2040 - 05/01/2056	47,610	47,781
6.000% due 05/01/2056	46,990	47,730

U.S. International Development Finance Corp.
4.140% due 05/15/2030	447	444

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2056 - 06/01/2056	154,380	145,482
4.500% due 05/01/2056	57,460	55,402
5.000% due 04/01/2056 - 06/01/2056	379,375	373,723
5.500% due 04/01/2056	42,900	43,104
6.000% due 05/01/2056 - 07/01/2056	662,050	673,799
6.500% due 05/01/2056 - 06/01/2056	719,900	744,152

Total U.S. Government Agencies (Cost $3,279,589)		3,285,176

U.S. TREASURY OBLIGATIONS 2.3%

U.S. Treasury Bonds
3.000% due 08/15/2048 (h)	874	642
4.625% due 05/15/2044 (f)(h)	32,400	31,432
4.875% due 08/15/2045 (h)	922	919

U.S. Treasury Notes
3.875% due 07/31/2030 (f)(h)	41,600	41,536
4.250% due 08/15/2035 (h)	1,539	1,534

Total U.S. Treasury Obligations (Cost $77,472)		76,063

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%

American Home Mortgage Assets Trust
3.983% due 05/25/2046 •	246	220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.003% due 10/25/2046 •		$133	$67

Angel Oak Mortgage Trust
4.800% due 11/26/2068 þ		4,521	4,498
5.985% due 01/25/2069 þ		2,014	2,024

ATLX Trust
3.850% due 04/25/2064 þ		3,556	3,462

Avon Finance
4.645% due 12/28/2049 •	GBP	5,119	6,780

Banc of America Funding Trust
4.170% due 10/20/2036 •		$150	118
4.751% due 01/20/2047 ~		7	6

Bear Stearns ALT-A Trust
4.047% due 08/25/2036 ~		294	194
5.065% due 07/25/2035 ~		1,360	783
5.158% due 05/25/2035 ~		19	18

Benchmark Mortgage Trust
5.439% due 08/15/2058 ~		6,300	6,472

BINOM Securitization Trust
3.000% due 02/25/2061 ~		1,855	1,730
4.441% due 08/25/2057 ~		4,113	4,009

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		4,829	4,342
3.250% due 09/25/2063 ~		4,238	3,801
3.250% due 03/25/2064 ~		3,909	3,459
4.912% due 05/25/2055 •		2,876	2,884

CHL Mortgage Pass-Through Trust
4.373% due 04/25/2035 •		28	27
4.433% due 03/25/2035 •		19	19

CIM Trust
4.750% due 06/25/2064 ~		2,347	2,310
5.500% due 08/25/2064 ~		7,185	7,206

Citigroup Mortgage Loan Trust, Inc.
4.113% due 01/25/2037 •		2,202	1,953
4.451% due 09/25/2037 ~		1,203	1,143
5.012% due 07/25/2054 •		1,739	1,749

COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ		2,302	2,325

Countrywide Alternative Loan Trust
3.186% due 06/25/2037 ~		156	131
4.210% due 03/20/2046 •		339	322
4.210% due 07/20/2046 •		168	147
4.213% due 05/25/2036 •		467	446
4.343% due 05/25/2035 •		697	515
5.909% due 10/20/2035 •		128	92

Credit Suisse First Boston Mortgage Securities Corp.
5.523% due 06/25/2033 ~		9	8

Cross Mortgage Trust
6.093% due 04/25/2069 þ		1,713	1,724

CSMC Trust
2.000% due 01/25/2060 ~		5,293	4,700
3.904% due 04/25/2062 ~		1,377	1,319

CSMC Trust Capital Certificates
4.093% due 01/27/2037 •		616	415

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.293% due 02/25/2035 •		106	104

DSLA Mortgage Loan Trust
4.311% due 08/19/2045 •		92	83
4.909% due 07/19/2044 ~		7	6

First Horizon Alternative Mortgage Securities Trust
4.341% due 03/25/2035 ~		25	14

GCAT Trust
6.085% due 06/25/2059 þ		1,575	1,587

Government National Mortgage Association REMICS
4.453% due 10/20/2075 •		7,534	7,597

GreenPoint Mortgage Funding Trust
4.153% due 01/25/2037 •		3,451	3,232

GSMSC Pass-Through Trust
4.238% due 12/26/2036 •		1,944	1,418

GSR Mortgage Loan Trust
4.860% due 09/25/2035 ~		8	7

HarborView Mortgage Loan Trust
4.011% due 07/19/2047 •		3,896	3,806
4.271% due 12/19/2036 •		3,521	3,458

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HomeBanc Mortgage Trust
4.673% due 04/25/2037 ~		$184	$168

IndyMac IMSC Mortgage Loan Trust
3.943% due 03/25/2047 •		10,507	6,615

IndyMac INDX Mortgage Loan Trust
4.093% due 06/25/2037 •		147	46
4.213% due 05/25/2046 •		317	295
4.368% due 12/25/2034 ~		4	4
4.573% due 05/25/2034 •		2	1

JP Morgan Alternative Loan Trust
6.000% due 12/27/2036		1,712	793

JP Morgan Chase Commercial Mortgage Securities Trust
5.170% due 12/15/2031 •		910	908

JP Morgan Mortgage Trust
5.132% due 02/25/2035 ~		4	4
6.000% due 01/25/2036		250	114

Lehman XS Trust
4.193% due 09/25/2046 •		4,573	4,580

Lugo Funding DAC
3.041% due 05/26/2066 •	EUR	6,827	7,883

MASTR Adjustable Rate Mortgages Trust
4.659% due 12/25/2046 •		$4,751	4,003

Merrill Lynch Alternative Note Asset Trust
4.173% due 07/25/2047 •		1,769	1,593

Merrion Square Residential DAC
3.019% due 03/24/2081 •	EUR	7,848	9,098

MFA Trust
1.131% due 07/25/2060 ~		$2,907	2,667
4.400% due 03/25/2068 þ		2,854	2,839

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~		818	798

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		838	815

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,969	1,910
6.864% due 10/25/2063 þ		4,984	5,025

NYMT Loan Trust
3.750% due 11/25/2069 ~		3,485	3,358

OBX Trust
3.703% due 04/25/2053 ~		4,111	4,095
5.441% due 05/25/2065 ~		5,062	5,082
5.949% due 02/25/2063 þ		2,606	2,599
6.030% due 01/25/2064 þ		2,380	2,400
6.113% due 03/25/2063 þ		1,768	1,766
6.233% due 05/25/2064 þ		1,494	1,508
6.567% due 06/25/2063 þ		1,832	1,834

Pretium Mortgage Credit Partners LLC
3.900% due 10/25/2063 ~		605	578

PRKCM Trust
6.333% due 03/25/2059 þ		1,525	1,537
6.431% due 05/25/2059 þ		2,077	2,097

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	55,700	38,430
5.713% due 12/30/2057 «(a)		1,900	1,311
5.863% due 12/30/2057 «(a)		1,300	897
6.163% due 12/30/2057 «(a)		700	483
6.563% due 12/30/2057 «(a)		500	345

PRPM LLC
4.000% due 11/25/2054 þ		$1,624	1,588
4.200% due 12/25/2064 þ		1,947	1,920
4.500% due 02/25/2055 þ		2,280	2,252
5.185% due 02/25/2031 þ		2,941	2,913

RALI Trust
3.968% due 11/25/2037 ~		3,557	3,007
4.093% due 02/25/2047 •		5,138	4,792
4.113% due 01/25/2037 •		2,934	2,687
4.133% due 01/25/2037 •		1,719	1,538
4.163% due 12/25/2036 •		45	40
5.000% due 09/25/2036		97	74
6.000% due 03/25/2037		1,102	951
6.398% due 09/25/2034 ~		955	961

Residential Asset Securitization Trust
4.143% due 10/25/2048 •		3	3
5.500% due 09/25/2035		2,503	1,026

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	197

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sequoia Mortgage Trust
4.435% due 11/25/2063 ~	$5,022	$5,018

Structured Adjustable Rate Mortgage Loan Trust
5.259% due 01/25/2035 •	38	35

Structured Asset Mortgage Investments II Trust
3.913% due 08/25/2036 •	3,532	3,152
4.173% due 07/25/2046 •	1,152	954
4.233% due 05/25/2036 •	51	43
4.233% due 05/25/2046 •	313	99
4.291% due 07/19/2035 •	13	13
4.353% due 02/25/2036 •	69	59
5.148% due 02/25/2036 •	285	247

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.132% due 06/25/2033 ~	1	1

Towd Point Mortgage Trust
4.793% due 10/25/2059 •	698	698

Verus Securitization Trust
5.218% due 09/25/2069 ~	1,528	1,533
5.417% due 07/25/2070 þ	5,800	5,824
5.811% due 05/25/2068 þ	690	689
6.116% due 03/25/2069 þ	5,394	5,430
6.192% due 06/25/2069 þ	2,291	2,313
6.218% due 06/25/2069 þ	932	940
6.665% due 09/25/2068 þ	2,491	2,502

WaMu Mortgage Pass-Through Certificates Trust
4.373% due 10/25/2045 •	207	201
4.373% due 12/25/2045 •	4,569	4,223
4.413% due 01/25/2045 •	8	8
4.433% due 01/25/2045 •	13	13
4.859% due 02/25/2046 •	3,124	2,908

Washington Mutual Mortgage Pass-Through Certificates Trust
4.689% due 11/25/2046 •	1,599	1,460
4.709% due 10/25/2046 •	2,596	2,311

Total Non-Agency Mortgage-Backed Securities (Cost $271,809)		275,635

ASSET-BACKED SECURITIES 19.4%

AUTOMOBILE ABS OTHER 0.3%

Carvana Auto Receivables Trust
3.160% due 06/12/2028	5,422	5,302
5.050% due 05/12/2031	4,363	4,400

		9,702

AUTOMOBILE SEQUENTIAL 0.7%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	4,300	4,381

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028	301	302

BofA Auto Trust
5.350% due 11/15/2028	329	331

FHF Issuer Trust
4.940% due 11/15/2030	1,092	1,089

FHF Trust
6.570% due 06/15/2028	586	588

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	226	226

GLS Auto Select Receivables Trust
5.240% due 03/15/2030	175	177
5.960% due 10/16/2028	1,607	1,617

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	12,400	12,584
5.490% due 06/25/2027	750	751

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030	321	320

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	315	317

Santander Drive Auto Receivables Trust
5.630% due 01/16/2029	1,779	1,784
5.930% due 07/17/2028	294	294

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	$299	$300

		25,061

CMBS OTHER 1.6%

Acore Issuer LLC
5.125% due 08/20/2043 •	5,300	5,297

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •	1,500	1,499

AREIT Trust
5.920% due 06/17/2039 •	4,322	4,324
6.472% due 06/17/2039 •	7,461	7,470

BRSP Ltd.
5.127% due 08/19/2043 •	8,400	8,385

FS Rialto Issuer LLC
0.000% due 01/19/2044 •	7,600	7,601

KREF Ltd.
5.127% due 02/17/2039 •	1,054	1,054

LoanCore Issuer Ltd.
5.222% due 01/17/2037 •	171	171

MF1 LLC
5.410% due 03/19/2039 •	1,000	1,000

MF1 Ltd.
5.427% due 02/19/2037 •	7,000	7,013

PFP Ltd.
5.180% due 08/18/2043 •	1,500	1,502

Starwood Ltd.
5.472% due 11/15/2038 •	10,800	10,779

		56,095

HOME EQUITY OTHER 5.7%

Aames Mortgage Investment Trust
5.818% due 01/25/2035 •	93	92

ACE Securities Corp. Home Equity Loan Trust
4.113% due 03/25/2037 •	3,403	1,450
4.273% due 12/25/2036 •	9,490	5,045

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.498% due 10/25/2035 •	5,563	5,419

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.918% due 11/25/2034 •	2,887	2,831

Argent Mortgage Loan Trust
4.273% due 05/25/2035 •	1,521	1,408

Asset-Backed Securities Corp. Home Equity Loan Trust
4.888% due 02/25/2035 •	223	231

Countrywide Asset-Backed Certificates
4.073% due 03/25/2037 •	1,585	1,489

Countrywide Asset-Backed Certificates Trust
3.993% due 06/25/2047 •	1,846	1,667
4.043% due 06/25/2047 •	1,221	1,194
4.073% due 06/25/2035 •	2,315	2,147
4.153% due 11/25/2047 •	852	824
4.213% due 05/25/2047 •	2,766	2,674
4.233% due 09/25/2037 •	320	346
4.828% due 12/25/2035 •	4,458	4,405

Fremont Home Loan Trust
4.063% due 10/25/2036 •	1,552	1,441
4.453% due 01/25/2036 •	111	109

GE-WMC Mortgage Securities Trust
3.873% due 08/25/2036 •	5	2

GSAA Trust
4.858% due 06/25/2035 •	886	886

GSAMP Trust
3.973% due 11/25/2035 •	43	3
4.293% due 05/25/2046 •	6,633	6,446
5.593% due 06/25/2035 •	5,392	5,260

Home Equity Loan Trust
4.133% due 04/25/2037 •	10,740	9,663

HSI Asset Securitization Corp. Trust
3.933% due 12/25/2036 •	7,303	6,437
3.993% due 07/25/2036 •	3,543	1,505

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.258% due 03/25/2036 •	$10,596	$9,731

JP Morgan Mortgage Acquisition Trust
4.198% due 05/25/2036 •	527	526
4.243% due 07/25/2036 •	7,512	7,283

Long Beach Mortgage Loan Trust
4.133% due 12/25/2036 •	8,421	2,882
4.313% due 08/25/2045 •	514	511
4.708% due 08/25/2035 •	1,800	1,673

MASTR Asset-Backed Securities Trust
4.013% due 11/25/2036 •	15,728	4,480
4.543% due 10/25/2035 •	6,741	6,708

Merrill Lynch Mortgage Investors Trust
4.013% due 07/25/2037 •	11,539	4,335
4.013% due 08/25/2037 •	4,165	2,035

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 10/25/2036 •	551	499
3.923% due 02/25/2037 •	2,108	1,909
4.113% due 09/25/2036 •	795	334
4.363% due 12/25/2035 •	3,684	3,290
4.498% due 12/25/2034 •	589	589

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.288% due 03/25/2036 •	3,384	3,210

Option One Mortgage Loan Trust
4.333% due 01/25/2036 •	6,163	5,886

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.843% due 10/25/2034 •	330	328
5.593% due 09/25/2034 •	3,625	3,558
5.593% due 12/25/2034 •	394	391
5.968% due 09/25/2034 •	15,000	13,940

RCKT Mortgage Trust
5.472% due 06/25/2055 þ	5,092	5,112
6.025% due 02/25/2044 ~	465	467
6.147% due 06/25/2044 þ	1,301	1,311

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	12,593	3,063

Residential Asset Mortgage Products Trust
4.233% due 12/25/2035 •	411	379

Residential Asset Securities Corporation Trust
4.063% due 08/25/2036 •	5,775	5,735
4.498% due 11/25/2035 •	2,883	2,838

Securitized Asset-Backed Receivables LLC Trust
2.801% due 01/25/2036 þ	5,693	4,882
4.033% due 07/25/2036 •	5,022	1,903

Soundview Home Loan Trust
4.153% due 02/25/2037 •	589	156
4.258% due 02/25/2036 •	3,010	2,857
4.393% due 01/25/2037 •	10,080	9,889

Structured Asset Investment Loan Trust
4.053% due 07/25/2036 •	767	565
4.723% due 06/25/2035 •	5,530	5,402
4.743% due 08/25/2033 •	3,142	3,106

Structured Asset Securities Corp. Mortgage Loan Trust
3.953% due 03/25/2036 •	212	205

Towd Point Mortgage Trust
6.125% due 02/25/2064 ~	982	987
6.290% due 05/25/2064 ~	2,607	2,630

WaMu Asset-Backed Certificates Trust
4.018% due 05/25/2037 •	2,630	2,515

		191,074

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
4.053% due 03/25/2037 •	86	85

WHOLE LOAN COLLATERAL 0.6%

Bear Stearns Asset-Backed Securities Trust
5.833% due 10/25/2036 ~	77	77

Citigroup Mortgage Loan Trust, Inc.
4.213% due 08/25/2036 •	7,503	7,464

Lehman XS Trust
4.113% due 05/25/2036 •	1,749	1,558

198	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pretium Mortgage Credit Partners LLC
5.391% due 08/25/2055 þ		$2,785	$2,790
5.510% due 04/25/2056 þ		3,200	3,202

Securitized Asset-Backed Receivables LLC Trust
4.133% due 08/25/2036 •		553	178
4.453% due 08/25/2035 •		904	700
4.843% due 03/25/2035 •		951	960

VCAT LLC
5.062% due 02/25/2056 þ		2,918	2,907

			19,836

OTHER ABS 10.5%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •		3,700	3,705

37 Capital CLO II Ltd.
4.962% due 07/15/2034 •		1,500	1,502

ACHV ABS Trust
5.040% due 04/26/2032		375	376

AlbaCore Euro CLO IV DAC
3.006% due 07/15/2035 •	EUR	2,600	3,008

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		$3,524	3,443

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		1,142	1,107

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		800	767

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		700	669

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		6,800	6,741

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		1,100	1,050

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		1,399	1,380

ARES European CLO XII DAC
2.876% due 04/20/2032 •	EUR	2,860	3,305

ARES LXV CLO Ltd.
5.168% due 07/25/2034 •		$1,500	1,501

ARES XXVII CLO Ltd.
4.821% due 10/28/2034 •		5,300	5,306

Atlas Senior Loan Fund XV Ltd.
4.891% due 10/23/2032 •		3,312	3,318

Aurium CLO IV DAC
2.746% due 01/16/2031 •	EUR	5,626	6,509

Birch Grove CLO Ltd.
5.258% due 07/17/2037 •		$13,400	13,435

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •		6,400	6,402

BNPP AM Euro CLO DAC
2.847% due 07/22/2032 •	EUR	5,879	6,788

Bosphorus CLO IX DAC
0.000% due 04/15/2038 •(a)		4,500	5,201

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •		$8,000	8,026

Carlyle Euro CLO DAC
2.200% due 08/15/2032	EUR	2,000	2,214
2.716% due 01/15/2031 •		445	515
2.874% due 08/15/2032 •		1,225	1,417
3.194% due 08/15/2038 •		5,800	6,701

Cedar Funding VI CLO Ltd.
4.758% due 04/20/2034 •		$4,700	4,703

College Avenue Student Loans LLC
2.320% due 07/26/2055		3,664	3,419

Crown Point CLO 10 Ltd.
5.629% due 07/20/2034 •		2,150	2,152

CVC Cordatus Opportunity Loan Fund-R DAC
3.524% due 08/15/2033 •	EUR	3,950	4,562

Diameter Capital CLO 6 Ltd.
5.282% due 04/15/2037 •		$5,000	5,015

Gallatin CLO VIII Ltd.
5.584% due 07/15/2031 •		3,100	3,109

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		$8,700	$8,703
5.068% due 04/20/2035 •		4,400	4,400
5.168% due 04/20/2035 •		9,400	9,334

IFC Emerging Markets Securitization Ltd.
4.971% due 12/31/2035 •		4,305	4,310

Invesco Euro CLO III DAC
3.136% due 10/30/2038 •	EUR	3,850	4,448

Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •		2,400	2,766

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		$7,200	7,210

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		7,800	7,808

KKR CLO 36 Ltd.
4.822% due 10/15/2034 •		6,600	6,608

LCM 31 Ltd.
4.948% due 07/20/2034 •		3,000	3,004

LCM 36 Ltd.
4.742% due 01/15/2034 •		4,000	4,002

Lendmark Funding Trust
1.900% due 11/20/2031		6,326	6,197

Madison Park Euro Funding X DAC
2.770% due 10/25/2030 •	EUR	1,870	2,159

Madison Park Euro Funding XIV DAC
2.816% due 07/15/2032 •		3,069	3,543

Marble Point CLO XXIV Ltd.
4.753% due 04/20/2035 •		$7,100	7,102

Nelnet Student Loan Trust
4.670% due 06/22/2065		10,492	10,388
5.023% due 06/22/2065 •		7,981	8,049
5.873% due 02/20/2041 •		466	476
6.640% due 02/20/2041		424	438

Pagaya AI Debt Trust
6.319% due 08/15/2031		477	477

Palmer Square European Loan Funding DAC
0.000% due 10/15/2035 «•(a)	EUR	5,500	6,357
3.047% due 07/15/2035 •		3,000	3,468
3.566% due 10/15/2034 •		3,000	3,469
3.684% due 08/15/2033 •		2,000	2,315
3.874% due 05/15/2034 •		1,400	1,621
3.917% due 07/15/2035 •		2,500	2,894

Palmer Square Loan Funding Ltd.
4.480% due 08/08/2032 •		$5,700	5,699
4.489% due 01/15/2033 •		7,800	7,791

Post CLO Ltd.
4.762% due 04/20/2035 •		5,700	5,701

Progress Residential Trust
2.013% due 11/17/2040		2,168	2,035

Providus CLO V DAC
3.214% due 11/15/2039 •	EUR	5,300	6,122

Rockford Tower CLO Ltd.
4.868% due 07/20/2035 •		$6,500	6,503

Romark Credit Funding Ltd.
5.423% due 07/29/2043		7,000	7,038

SLM Private Education Loan Trust
8.537% due 10/15/2041 •		3,856	4,048

SMB Private Education Loan Trust
5.060% due 03/16/2054		2,546	2,565
5.222% due 11/15/2052 •		715	723
5.522% due 05/16/2050 •		1,179	1,199

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		1,913	1,850

Sunbit Asset Securitization Trust
5.360% due 07/15/2030		4,000	4,006

Symphony CLO XXII Ltd.
4.848% due 04/18/2033 •		2,617	2,620

Symphony CLO XXIV Ltd.
4.801% due 10/23/2035 •		4,600	4,594

TCI-Symphony CLO Ltd.
5.463% due 10/13/2032 •		5,000	5,010

TCW CLO AMR Ltd.
4.954% due 08/16/2034 •		4,500	4,506

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tikehau CLO IX DAC
3.246% due 01/20/2037 •	EUR	4,200	$4,854

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •		$6,700	6,699

Trinitas CLO VI Ltd.
4.778% due 01/25/2034 •		6,500	6,505

Trinitas CLO XVII Ltd.
4.818% due 10/20/2034 •		6,200	6,208

Upstart Pass-Through Trust
4.300% due 05/20/2030		198	197

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		121	121

UPX HIL Issuer Trust
5.160% due 01/25/2047		2,341	2,333

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •		3,006	3,009
5.318% due 07/20/2032 •		6,600	6,608

Voya CLO Ltd.
4.868% due 07/20/2032 •		2,539	2,538

Wise CLO Ltd.
5.468% due 04/20/2038 •		3,120	3,128

			353,102

Total Asset-Backed Securities (Cost $664,498)			654,955

SOVEREIGN ISSUES 11.0%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,875,000	1,975
5.800% due 10/01/2029		815,000	896

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (c)	BRL	140,700	26,306
0.000% due 10/01/2026 (c)		227,300	41,110

Colombia Government International Bonds
5.000% due 06/15/2045		$4,400	3,168
6.500% due 01/21/2033		1,000	980
8.375% due 11/07/2054		3,800	3,935

Colombia TES
9.250% due 05/28/2042	COP	1,147,000	234
11.000% due 08/22/2029		15,714,000	3,962
11.500% due 07/25/2046		762,500	184
11.750% due 01/24/2035		236,373,600	58,606
12.000% due 03/13/2058		415,500	102
12.750% due 11/28/2040		4,890,800	1,296

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	619,000	1,331

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$16,100	16,205

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		4,051	3,396

Egypt Government Bonds
19.698% due 10/14/2030	EGP	231,000	4,161

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	5,100	5,091

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	2,100,000	10,267

Peru Government Bonds
6.150% due 08/12/2032	PEN	13,500	4,057
6.850% due 08/12/2035		33,200	9,742
7.300% due 08/12/2033		60,600	19,081
7.600% due 08/12/2039		3,300	984

Peru Government International Bonds
5.400% due 08/12/2034		54,200	14,798
6.150% due 08/12/2032		220,800	66,355
6.950% due 08/12/2031		7,440	2,319

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	494,990	23,514
7.000% due 02/28/2031		78,880	4,369
8.000% due 01/31/2030		96,700	5,653
8.250% due 03/31/2032		37,900	2,187
8.500% due 01/31/2037		59,100	3,265
8.875% due 02/28/2035		328,700	19,091
9.000% due 01/31/2040		5,200	289

Romania Government International Bonds
6.750% due 07/11/2039	EUR	6,723	7,772

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	199

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	1,000	$22
39.740% (BISTREFI) due 08/19/2026 ~		800	18
39.740% (BISTREFI) due 05/17/2028 ~		103,000	2,310
40.299% (BISTREFI) due 09/06/2028 ~		106,900	2,396

Total Sovereign Issues (Cost $364,661)			371,427

		SHARES
EXCHANGE-TRADED FUNDS 3.8%

iShares Core S&P 500 ETF		195,983	128,018

Total Exchange-Traded Funds (Cost $131,993)			128,018

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.3%

COMMERCIAL PAPER 8.6%

AES Corp.
4.400% due 05/01/2026 (a)		$9,400	9,365
4.400% due 05/05/2026 (a)		15,000	14,937

Air Lease Corp.
4.400% due 04/14/2026		4,750	4,742

Alimentation Couche-Tard, Inc.
4.100% due 04/24/2026 (a)		4,200	4,189

Canadian Natural Resources Ltd.
4.150% due 04/24/2026 (a)		300	299

Crown Castle, Inc.
4.180% due 04/16/2026		13,600	13,575
4.200% due 04/14/2026		12,600	12,579
4.200% due 04/16/2026		12,700	12,676

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Edison International
4.380% due 04/27/2026		$19,500	$19,439

ERAC USA Finance LLC
4.150% due 04/24/2026		11,300	11,269
4.170% due 04/23/2026		6,400	6,383

Glencore Funding LLC
4.150% due 05/04/2026		19,100	19,028

Global Payments, Inc.
4.200% due 04/01/2026		2,200	2,200
4.200% due 04/02/2026		5,800	5,799
4.200% due 04/06/2026		8,700	8,694
4.220% due 04/02/2026		300	300
4.220% due 04/06/2026		6,900	6,895
4.220% due 04/07/2026		5,200	5,196
4.230% due 04/07/2026		6,200	6,196
4.250% due 04/06/2026		4,000	3,997

HCA, Inc.
4.150% due 04/16/2026		1,800	1,797
4.200% due 05/11/2026		44,350	44,129

Jabil, Inc.
4.120% due 04/08/2026		16,500	16,484

Keurig Dr. Pepper, Inc.
4.100% due 04/09/2026		1,000	999
4.300% due 04/13/2026		400	399
4.300% due 05/01/2026		14,000	13,948
4.350% due 05/08/2026		15,700	15,629
4.380% due 05/07/2026		7,200	7,168

Phillips 66
4.150% due 04/20/2026		4,300	4,290
4.350% due 05/01/2026		1,900	1,893
4.400% due 05/29/2026		16,200	16,092

			290,586

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (c)(d)	EGP	3,750	60

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 10.7%
3.696% due 04/21/2026 - 07/21/2026 (b)(c)(f)(h)	$361,888	$358,724

Total Short-Term Instruments (Cost $649,404)		649,370

Total Investments in Securities (Cost $5,566,028)		5,572,182

	SHARES
INVESTMENTS IN AFFILIATES 18.6%

SHORT-TERM INSTRUMENTS 18.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.6%

PIMCO Short Asset Portfolio	17,631,636	173,054

PIMCO Short-Term Floating NAV Portfolio III	46,509,165	452,953

Total Short-Term Instruments (Cost $624,240)		626,007

Total Investments in Affiliates (Cost $624,240)		626,007

Total Investments 184.0% (Cost $6,190,268)		$6,198,189

Financial Derivative Instruments (e)(g) 4.8% (Cost or Premiums, net $105,667)		160,134

Other Assets and Liabilities, net (88.8)%		(2,989,008)

Net Assets 100.0%		$3,369,315

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (11.3)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	$11,200	$(10,199)	$(10,001)
Government National Mortgage Association, TBA	3.000	05/01/2056	99,000	(87,727)	(88,320)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	71,120	(56,974)	(57,271)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	100,770	(84,395)	(84,698)
Uniform Mortgage-Backed Security, TBA	3.000	06/01/2040	8,900	(7,789)	(7,806)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	76,300	(69,552)	(69,797)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2056	32,530	(32,408)	(32,086)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	31,765	(32,021)	(31,870)

Total Short Sales (11.3)%				$(381,065)	$(381,849)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(173) at a weighted average interest rate of 2.697%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

200	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	422	$422	$181	$32

Total Purchased Options					$181	$32

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month CORRA March Futures	06/2027	150	$26,181	$(59)	$28	$0
3-Month SONIA March Futures	06/2027	1,043	330,081	482	432	0
30-Day Federal Fund May Futures	05/2026	326	130,893	(522)	0	0
Australia Government 10-Year Bond June Futures	06/2026	549	40,815	(265)	384	0
California Carbon Allowance Vintage December Futures	12/2026	444	12,818	(1,974)	0	(116)
Euro-Bund June Futures	06/2026	1,503	217,833	(5,441)	1,581	0
Euro-Buxl 30-Year Bond June Futures	06/2026	1	127	(1)	2	0
Mini MSCI EAFE Index June Futures	06/2026	466	67,596	1,210	1,212	(1)
U.S. Treasury 2-Year Note June Futures	06/2026	1,502	311,583	(2,309)	117	0
U.S. Treasury 5-Year Note June Futures	06/2026	8,233	890,643	(6,953)	942	(48)
U.S. Treasury 10-Year Note June Futures	06/2026	543	60,298	(1,235)	127	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	1,189	134,970	(3,049)	353	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	143	16,626	(31)	12	0

				$(20,147)	$5,190	$(165)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR June Futures	06/2027	40	$(11,231)	$73	$0	$(15)
3-Month SOFR Active Contract March Futures	06/2027	46	(11,084)	53	0	(3)
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	352	(111,092)	5,956	0	(3,646)
Australia Government 3-Year Bond June Futures	06/2026	76	(5,435)	15	0	(24)
Euro-Oat June Futures	06/2026	1,563	(214,425)	6,803	0	(1,987)
Japan Government 10-Year Bond June Futures	06/2026	153	(125,626)	1,471	29	(270)
U.S. Treasury Long-Term Bond June Futures	06/2026	666	(75,841)	2,309	0	(250)

				$16,680	$29	$(6,195)

Total Futures Contracts				$(3,467)	$5,219	$(6,360)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.317%	$	8,500	$109	$(64)	$45	$1	$0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.970		200	(1)	1	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054		2,100	24	(9)	15	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		1,000	5	(3)	2	0	0

							$137	$(75)	$62	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IT-RAXX MAIN45	(1.000)%	Quarterly	06/20/2031	EUR	3,310	$(54)	$0	$(54)	$0	$(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	201

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$2,484	$(92)	$99	$7	$1	$0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	300	(26)	28	2	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	6	(1)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(8)	7	(1)	1	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	1,270	(29)	4	(25)	6	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	2,871	210	(39)	171	23	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	198	15	(3)	12	2	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	21,600	917	154	1,071	123	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	4,500	97	(15)	82	8	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	25,270	417	28	445	55	0

					$1,494	$269	$1,763	$220	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	251,000	$(1,545)	$(4,994)	$(6,539)	$780	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		700	(4)	5	1	3	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	31	29	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		1,400	(4)	(57)	(61)	6	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		29,100	(854)	(389)	(1,243)	121	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		74,200	(994)	(2,889)	(3,883)	296	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		14,760	697	219	916	0	(73)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	10,009,700	(685)	(777)	(1,462)	219	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		5,080,000	(2,370)	(887)	(3,257)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$142,000	(339)	353	14	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		640	(3)	5	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		19,700	0	60	60	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,500	0	7	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		14,720	0	27	27	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		56,000	757	30	787	0	(32)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		530,370	(2,118)	565	(1,553)	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		49,600	450	(579)	(129)	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		85,820	347	(862)	(515)	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		4,500	(9)	(34)	(43)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		107,950	5,055	(2,704)	2,351	0	(102)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		41,600	1,087	228	1,315	0	(40)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		1,500	0	14	14	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		9,300	0	77	77	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		105,180	(2,088)	1,545	(543)	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		248,270	(4,564)	3,070	(1,494)	0	(264)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		44,910	418	(171)	247	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		36,200	105	(283)	(178)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		26,500	3,096	243	3,339	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		41,772	(768)	689	(79)	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		93,060	(2,121)	1,918	(203)	0	(117)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		52,900	32	44	76	67	0
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		54,300	(253)	324	71	63	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		53,700	(258)	256	(2)	62	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		25,350	438	(66)	372	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		109,900	7,184	(1,107)	6,077	0	(130)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,600	870	(656)	214	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		430	(2)	(1)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		22,540	199	(75)	124	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		400	(2)	8	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		1,100	(4)	33	29	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		550	(3)	27	24	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,000	(5)	49	44	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		760	(3)	34	31	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		2,800	(11)	24	13	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		2,100	(8)	19	11	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		2,700	(12)	10	(2)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		1,300	(6)	11	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		136,100	(856)	1,499	643	0	(151)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		900	(3)	18	15	1	0

202	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.933%	Annual	01/06/2035		$2,000	$(6)	$26	$20	$2	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		2,000	(5)	10	5	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		1,000	(3)	6	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		1,300	(4)	12	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		2,100	(6)	21	15	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		2,000	(5)	20	15	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		2,600	(7)	22	15	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		800	(2)	12	10	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		2,500	(7)	47	40	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		1,400	(4)	32	28	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		1,200	(3)	30	27	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		2,000	(5)	48	43	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		800	(3)	(8)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,100	(4)	(2)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,300	(8)	(8)	(16)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,000	(4)	0	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,600	(9)	(3)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,200	(7)	(7)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,200	(6)	(9)	(15)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,200	(9)	(30)	(39)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,700	(11)	(21)	(32)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,600	(8)	(5)	(13)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		3,700	(18)	(16)	(34)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		327,260	681	2,116	2,797	0	(300)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		29,740	(460)	730	270	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		4,400	(9)	51	42	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		4,100	(8)	38	30	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		15,435	260	(82)	178	0	(13)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		61,660	(601)	(62)	(663)	0	(62)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		76,500	(517)	1,439	922	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		39,940	1,262	1,567	2,829	97	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		23,200	0	(412)	(412)	0	(77)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		24,140	0	(400)	(400)	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		29,010	3,456	3,570	7,026	90	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		101,900	3,155	8,156	11,311	358	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		56,830	(4,718)	(1,611)	(6,329)	0	(236)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		24,690	617	1,060	1,677	92	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		10,660	(433)	169	(264)	0	(40)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		8,990	(67)	(1)	(68)	0	(39)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	13,500	0	(24)	(24)	0	(1)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		154,700	2	(279)	(277)	0	(12)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		26,800	0	(33)	(33)	7	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		141,600	0	(467)	(467)	164	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		244,100	0	(722)	(722)	283	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		262,900	0	(668)	(668)	305	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		94,500	(1)	(440)	(441)	0	(51)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		7,500	0	(33)	(33)	0	(4)
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		106,000	0	(368)	(368)	142	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	49,800	374	(618)	(244)	494	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	15,140	2	62	64	16	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		2,300	0	11	11	2	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		1,400	0	6	6	1	0
Pay(6)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		660	0	0	0	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	51,100	(218)	(856)	(1,074)	383	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		70,800	1,426	(3,271)	(1,845)	618	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	740,000	0	11	11	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		619,000	0	10	10	1	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		1,097,100	0	16	16	1	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,100	(2)	(5)	(7)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		84,290	(3)	(22)	(25)	0	(6)
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		12,600	0	(5)	(5)	0	(1)
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		7,600	0	(2)	(2)	0	(1)
Receive(6)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		3,140	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	2,100	(3)	52	49	0	(7)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,900	(4)	13	9	0	(7)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		1,100	(2)	11	9	0	(4)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		6,990	29	(169)	(140)	31	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		1,000	(1)	(23)	(24)	5	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		1,100	(5)	(24)	(29)	0	(8)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(17)	(22)	0	(9)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		400	(2)	(9)	(11)	0	(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	203

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	3.305%	Annual	11/27/2033	EUR	500	$(2)	$(13)	$(15)	$0	$(3)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		800	(3)	(9)	(12)	0	(5)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(6)	(9)	0	(6)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,200	(5)	1	(4)	0	(8)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		20	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	6	3	0	(7)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		900	(3)	10	7	0	(7)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		600	(2)	8	6	0	(4)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,500	(4)	35	31	0	(11)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,200	(3)	67	64	0	(9)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		1,100	(3)	(59)	(62)	8	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,300	(3)	(89)	(92)	10	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,200	(3)	69	66	0	(9)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		700	(2)	(36)	(38)	5	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,500	(4)	(72)	(76)	12	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,200	(3)	(43)	(46)	10	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		1,600	(4)	(71)	(75)	13	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		1,300	(3)	(45)	(48)	10	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		1,400	(5)	49	44	0	(11)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,300	(5)	44	39	0	(11)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		1,400	(5)	43	38	0	(11)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		1,400	(5)	46	41	0	(11)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,500	(5)	63	58	0	(12)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		180,270	(4,995)	(1,563)	(6,558)	1,592	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		119,520	2,866	146	3,012	0	(1,334)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	21,200	(399)	21	(378)	41	0
Receive	CPURNSA	2.505	Maturity	03/25/2030		$118,300	0	274	274	0	(75)
Receive	CPURNSA	2.515	Maturity	03/27/2030		35,940	0	59	59	0	(23)
Receive	CPURNSA	2.515	Maturity	10/29/2030		24,100	0	17	17	0	(14)
Receive	CPURNSA	2.598	Maturity	09/28/2032		9,300	26	(12)	14	0	(6)
Receive	CPURNSA	2.480	Maturity	10/29/2035		71,600	0	(345)	(345)	0	(12)
Receive	CPURNSA	2.453	Maturity	07/20/2052		3,200	48	(62)	(14)	4	0
Receive	CPURNSA	2.424	Maturity	10/30/2055		6,000	0	(107)	(107)	8	0

							$2,369	$1,980	$4,349	$6,537	$(4,082)

Total Swap Agreements							$3,946	$2,174	$6,120	$6,758	$(4,086)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$32	$5,583	$6,834	$12,449	$0	$(6,814)	$(4,087)	$(10,901)

(f)

Securities with an aggregate market value of 37,046 and cash of $48,865 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

204	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)

Unsettled variation margin asset of $364 and liability of $(454) for closed futures and unsettled variation margin asset of $76 and liability of $(1) for closed swap agreements is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	33,144		$24,196	$369	$0
	04/2026	CHF	73,984		96,553	4,027	0
	04/2026	NZD	66,655		39,952	1,649	0
	04/2026	SGD	403		319	5	0
	04/2026		$522,701	GBP	394,939	40	0
	05/2026	GBP	394,939		$522,684	0	(36)

BOA	04/2026	BRL	8,800		1,682	0	(17)
	04/2026	CAD	1,766		1,295	25	0
	04/2026	CLP	198,991		230	15	0
	04/2026	CNH	9,724		1,409	0	(2)
	04/2026	COP	11,209,880		2,920	0	(128)
	04/2026	IDR	51,296,524		3,030	8	0
	04/2026	INR	484,016		5,155	43	0
	04/2026	JPY	715		5	0	0
	04/2026	KRW	5,686,976		3,859	82	0
	04/2026	PHP	29,939		500	6	0
	04/2026	PLN	7,816		2,113	8	0
	04/2026	SGD	8,210		6,444	58	0
	04/2026	THB	3,872		124	6	0
	04/2026	TWD	73,095		2,290	7	0
	04/2026		$1,678	BRL	8,800	21	0
	04/2026		1,089	CAD	1,495	0	(15)
	04/2026		520	CNH	3,584	1	0
	04/2026		7,642	COP	28,147,790	11	0
	04/2026		2,422	CZK	51,147	3	(15)
	04/2026		264,873	EUR	230,298	1,394	(77)
	04/2026		1,921	HUF	650,240	32	0
	04/2026		7,625	INR	710,247	5	(90)
	04/2026		51,051	JPY	8,145,153	272	0
	04/2026		1,057	MXN	19,378	23	0
	04/2026		1,777	PLN	6,481	3	(34)
	04/2026		990	ZAR	17,032	15	0
	05/2026	EUR	212,794		$244,942	0	(1,390)
	05/2026	JPY	8,120,623		51,051	0	(270)
	06/2026	CAD	1,700		1,241	15	0
	06/2026	ILS	29,085		9,420	149	0
	06/2026	MXN	88,335		4,923	25	0
	06/2026	NZD	500		294	6	0
	06/2026	PHP	30,199		500	4	0
	06/2026	SGD	763		600	3	0
	06/2026		$213	AUD	300	0	(7)
	06/2026		1,299	BRL	6,891	14	0
	06/2026		1,668	CLP	1,431,999	0	(121)
	06/2026		844	ILS	2,633	0	(5)
	06/2026		1,000	MXN	18,146	7	0
	06/2026		355	NOK	3,400	0	(4)
	09/2026	COP	27,024,517		$7,072	0	(13)
	10/2026	BRL	9,400		1,720	0	(20)

BPS	04/2026		87,886		16,667	0	(300)
	04/2026	CLP	354,485		396	13	0
	04/2026	CNH	3,451		502	1	0
	04/2026	COP	13,001,353		3,393	0	(142)
	04/2026	EUR	493,368		583,304	13,045	0
	04/2026	ILS	29,061		9,404	160	0
	04/2026	INR	204,387		2,165	0	(9)
	04/2026	KRW	5,734,053		3,835	25	(4)
	04/2026	PEN	257		74	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	205

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	SEK	5,445		$589	$14	$0
	04/2026	SGD	1,976		1,540	4	(1)
	04/2026	THB	362,343		11,207	212	(5)
	04/2026	TWD	27,677		863	0	(2)
	04/2026		$9,151	AUD	13,046	0	(150)
	04/2026		16,715	BRL	87,886	252	0
	04/2026		2,143	CLP	1,957,663	0	(29)
	04/2026		753	COP	2,795,996	4	0
	04/2026		1,571	HKD	12,281	0	(3)
	04/2026		17,517	IDR	296,400,028	1	(57)
	04/2026		6,325	ILS	20,034	48	0
	04/2026		3,847	INR	358,219	0	(60)
	04/2026		13,970	JPY	2,219,200	17	(3)
	04/2026		2,073	KRW	3,096,562	4	(18)
	04/2026		6,530	PHP	387,931	0	(131)
	04/2026		7,515	PLN	27,091	0	(217)
	04/2026		5,247	THB	166,354	0	(200)
	04/2026		10,099	TWD	322,877	3	(24)
	04/2026	ZAR	6,030		$356	0	0
	05/2026	ILS	20,011		6,325	0	(48)
	05/2026	INR	754,853		7,978	0	(33)
	05/2026	TWD	173,231		5,376	0	(24)
	05/2026		$3,120	BRL	16,377	23	0
	05/2026		3,993	IDR	67,968,206	10	0
	05/2026		1,540	SGD	1,971	1	(4)
	05/2026		798	THB	26,197	0	(2)
	06/2026	CLP	1,957,663		$2,143	28	0
	06/2026	IDR	10,467,923		622	6	0
	06/2026		$2,261	BRL	12,015	28	0
	06/2026		9,207	IDR	154,973,599	0	(95)
	06/2026		179	NZD	300	0	(6)
	07/2026	BRL	25,900		$4,812	0	(87)
	07/2026		$1,549	BRL	8,293	20	0
	08/2026		3,904	ZAR	64,816	0	(115)
	10/2026	BRL	62,600		$11,420	0	(166)

BRC	04/2026	CAD	43		31	0	0
	04/2026	HKD	47,122		6,022	7	0
	04/2026	IDR	20,134,560		1,184	0	0
	04/2026	ILS	3,051		981	11	0
	04/2026	INR	24,650		261	1	0
	04/2026	MYR	1,740		440	10	0
	04/2026	NOK	1,961		205	2	0
	04/2026	SEK	383,501		42,267	1,756	0
	04/2026	SGD	1,839		1,438	8	0
	04/2026	TRY	1,081,982		23,788	0	(235)
	04/2026	TWD	9,298		289	0	(1)
	04/2026		$11,447	DKK	72,740	0	(196)
	04/2026		1,200	IDR	20,134,560	0	(15)
	04/2026		270	INR	24,650	0	(10)
	04/2026		1,156	MYR	4,569	0	(27)
	04/2026		4,415	PLN	15,853	0	(145)
	04/2026		1,073	SGD	1,371	0	(6)
	04/2026		3	THB	98	0	0
	04/2026		14,015	TRY	640,579	150	0
	04/2026		289	TWD	9,291	1	0
	04/2026	ZAR	169,888		$10,369	347	(4)
	05/2026	CHF	231,866		290,896	0	(108)
	05/2026	TRY	36,881		791	0	(5)
	05/2026		$31	CAD	43	0	0
	05/2026		150	TRY	6,957	0	0
	06/2026	IDR	6,757,480		$398	0	0
	06/2026	ILS	657		214	4	0
	06/2026	THB	16,269		500	4	0
	06/2026		$222	CAD	300	0	(6)
	06/2026		210	IDR	3,543,929	0	(2)

BSH	04/2026	BRL	129,000		$24,450	0	(454)
	04/2026	PEN	59,731		17,151	0	(14)
	04/2026		$24,839	BRL	129,000	65	0
	04/2026		282,746	JPY	45,138,030	1,668	0
	04/2026		34,445	NZD	59,666	0	(158)
	04/2026		17,102	PEN	59,731	63	0

206	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$8,812	PLN	31,872	$0	$(226)
	05/2026	JPY	45,002,043		$282,746	0	(1,659)
	05/2026	NZD	59,666		34,484	161	0
	05/2026	PEN	17,947		5,261	117	0
	06/2026		72,984		21,362	474	0
	08/2026		$1,370	PEN	4,641	0	(44)
	09/2026		173		587	0	(6)
	10/2026	BRL	137,600		$25,399	0	(68)
	12/2026	PEN	11,481		3,393	137	0

CBK	04/2026	AUD	26,725		18,920	481	0
	04/2026	BRL	6,831		1,309	0	(10)
	04/2026	CAD	4,000		2,939	64	0
	04/2026	CLP	2,971,742		3,260	51	0
	04/2026	CNH	3,444		499	0	(1)
	04/2026	COP	8,650,020		2,274	0	(79)
	04/2026	DKK	441,971		69,943	1,582	0
	04/2026	EUR	54,502		63,974	986	(8)
	04/2026	GBP	34,355		46,003	531	0
	04/2026	IDR	46,379,543		2,741	10	0
	04/2026	ILS	1		0	0	0
	04/2026	INR	3,831,210		40,991	523	0
	04/2026	JPY	12,740,200		81,422	1,146	0
	04/2026	KRW	944,563		645	17	0
	04/2026	NOK	21,050		2,201	28	0
	04/2026	PEN	64,745		18,583	25	(46)
	04/2026	PHP	94,107		1,558	5	0
	04/2026	SEK	34,772		3,758	84	0
	04/2026	THB	223		7	0	0
	04/2026	TWD	97,102		3,069	35	0
	04/2026		$2,580	AUD	3,664	0	(52)
	04/2026		1,300	BRL	6,831	19	0
	04/2026		1,967	CAD	2,701	0	(25)
	04/2026		181	CLP	164,652	0	(3)
	04/2026		1,564	CNH	10,776	1	0
	04/2026		18,715	COP	70,315,085	406	(1)
	04/2026		839	CZK	17,811	0	0
	04/2026		2,129	EUR	1,834	0	(10)
	04/2026		1,769	GBP	1,333	0	(5)
	04/2026		270	HUF	92,102	7	0
	04/2026		1,182	IDR	20,087,865	0	0
	04/2026		99,399	INR	9,163,148	81	(2,412)
	04/2026		1,980	NOK	19,150	0	(2)
	04/2026		14,124	PEN	48,847	0	(88)
	04/2026		551	PLN	1,974	0	(20)
	04/2026		3,696	THB	120,087	0	(50)
	05/2026	JPY	12		$0	0	0
	05/2026	PEN	71,520		20,248	47	(307)
	05/2026	THB	52,936		1,712	101	0
	05/2026		$1,284	GBP	972	2	0
	05/2026		2,137	PEN	7,411	0	(13)
	06/2026	CLP	1,571,141		$1,803	105	0
	06/2026	COP	1,131,240		300	0	(3)
	06/2026	ILS	21,530		6,950	88	0
	06/2026	PEN	27,228		7,834	43	0
	06/2026		$2,417	IDR	40,748,509	0	(21)
	06/2026		1,011	ILS	3,115	0	(18)
	06/2026		9,470	MXN	166,227	0	(251)
	06/2026		1,843	PEN	6,358	0	(23)
	06/2026		1,540	PHP	93,438	0	(6)
	07/2026	COP	16,769,144		$4,406	0	(49)
	07/2026	PEN	5,143		1,494	24	0
	08/2026		$1,994	ZAR	35,510	82	0
	09/2026	COP	80,310,557		$20,731	0	(323)
	09/2026		$11,711	CLP	10,167,000	0	(729)
	09/2026		1,358	MXN	24,288	0	(22)
	10/2026	PEN	21,463		$6,313	204	0
	11/2026		38,217		11,295	432	0
	12/2026		21,767		6,227	56	0

CIB	06/2026	CZK	8,433		400	3	0
	06/2026		$534	JPY	84,200	0	0
	06/2026	ZAR	20,577		$1,200	0	(9)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	207

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	04/2026	CNH	1,598		$231	$0	$(1)
	04/2026	CZK	32,063		1,519	8	0
	04/2026	HKD	228,671		29,231	39	0
	04/2026	ILS	49,577		16,016	243	0
	04/2026	INR	1,453,197		15,420	93	(21)
	04/2026		$249,880	AUD	364,256	1,439	0
	04/2026		357	CNH	2,446	0	(2)
	04/2026		338	HUF	113,581	3	0
	04/2026		16,631	INR	1,568,683	114	(68)
	04/2026		108,446	SGD	138,529	0	(700)
	04/2026		3,397	THB	110,940	0	(29)
	05/2026	AUD	364,256		$249,783	0	(1,441)
	05/2026	SGD	138,219		108,446	694	0
	05/2026		$231	CNH	1,594	1	0
	06/2026	HUF	338,944		$1,000	0	(14)
	06/2026	KZT	179,360		335	0	(32)
	06/2026	PHP	10,224		172	4	0
	06/2026	THB	110,714		3,397	19	0
	06/2026	TWD	3,791		119	1	0
	06/2026		$181	ILS	563	0	(2)

FAR	04/2026	AUD	140,557		$99,613	2,636	0
	04/2026	CHF	1,879		2,395	45	0
	04/2026	GBP	376,462		509,233	10,948	0
	04/2026	JPY	16,145,734		103,336	1,602	0
	04/2026	PEN	21,432		6,136	0	(23)
	04/2026	SEK	25,403		2,803	119	0
	04/2026	SGD	67		53	1	0
	04/2026		$352,636	JPY	56,280,666	1,989	0
	04/2026		6,367	PEN	21,432	0	(208)
	04/2026		3,155	PLN	11,387	0	(88)
	04/2026		585	SGD	748	0	(3)
	05/2026	ILS	33,281		$10,517	0	(82)
	05/2026	JPY	56,110,660		352,636	0	(1,973)
	05/2026	SGD	746		585	3	0
	06/2026	ILS	20,161		6,542	116	0
	06/2026	MYR	1,975		500	11	0
	06/2026	PHP	2,463		41	1	0
	06/2026		$55,423	MXN	962,016	0	(2,078)
	09/2026	PEN	21,551		$6,367	225	0
	09/2026		$1,102	MXN	19,459	0	(32)

GLM	04/2026	BRL	376,482		$69,856	0	(2,826)
	04/2026	CLP	1,512,352		1,650	17	0
	04/2026	ILS	25,194		8,104	87	0
	04/2026	INR	342,740		3,728	97	0
	04/2026	KZT	14,585		30	0	0
	04/2026	MYR	14,101		3,543	58	0
	04/2026	PEN	5,275		1,570	54	0
	04/2026	SEK	227,430		25,179	1,154	0
	04/2026	THB	16,197		498	6	0
	04/2026	TWD	41,268		1,290	2	0
	04/2026		$70,971	BRL	376,482	1,711	0
	04/2026		1,395	CNH	9,581	0	(4)
	04/2026		4,228	COP	15,723,921	48	0
	04/2026		200	HUF	68,460	6	0
	04/2026		479	IDR	8,090,796	0	(2)
	04/2026		919	INR	84,943	0	(22)
	04/2026		6,008	MXN	110,574	157	0
	04/2026		9,257	MYR	36,451	0	(248)
	04/2026		1,510	PEN	5,275	6	0
	04/2026		1,567	PLN	5,640	0	(47)
	04/2026		3,891	THB	124,509	0	(111)
	06/2026	BRL	3		$1	0	0
	06/2026	CLP	1,631,140		1,848	86	0
	06/2026	IDR	25,350,803		1,504	13	0
	06/2026	ILS	2,493		800	5	0
	06/2026	INR	47,340		500	1	0
	06/2026	PLN	3,687		1,000	7	0
	06/2026	THB	57,425		1,753	1	0
	06/2026		$3,887	BRL	20,683	54	0
	06/2026		3,991	IDR	67,664,575	0	(13)
	06/2026		2,985	MXN	51,937	0	(105)

208	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	BRL	89,000		$16,520	$0	$(315)
	07/2026	COP	16,083,935		4,228	0	(45)
	07/2026		$42,927	BRL	230,999	768	0

JPM	04/2026	BRL	230,200		$38,968	0	(5,473)
	04/2026	CNH	8,170		1,182	0	(4)
	04/2026	CZK	19,425		911	0	(4)
	04/2026	HKD	266,849		34,132	66	0
	04/2026	INR	765,884		8,146	58	0
	04/2026	KRW	2,420,140		1,601	0	(8)
	04/2026	MXN	369,617		20,642	43	0
	04/2026	PHP	20,077		332	1	0
	04/2026	PLN	22,248		6,045	62	(10)
	04/2026	SGD	132,396		105,056	2,080	0
	04/2026	TWD	44,599		1,395	1	0
	04/2026		$44,009	BRL	230,200	432	0
	04/2026		2,650	CAD	3,616	0	(50)
	04/2026		1,001	HUF	333,915	2	0
	04/2026		1,167	ILS	3,649	0	(6)
	04/2026		8,146	INR	767,195	18	0
	04/2026		1,782	KRW	2,672,643	8	(13)
	04/2026		1,875	MXN	34,543	52	0
	04/2026		1,140	NOK	10,920	0	(12)
	04/2026		1,978	PHP	118,763	0	(20)
	04/2026		959	PLN	3,432	0	(34)
	04/2026		129	TRY	5,914	1	0
	04/2026		1,395	TWD	44,577	0	(1)
	04/2026	ZAR	600,500		$35,827	415	(29)
	05/2026	AUD	3,685		2,525	0	(16)
	05/2026	CHF	58,762		73,669	0	(81)
	05/2026	DKK	367,089		56,630	0	(238)
	05/2026	JPY	6,081		38	0	0
	05/2026		$2,395	CAD	3,327	0	0
	05/2026		243	CNH	1,677	1	0
	05/2026		11	SGD	14	0	0
	06/2026	AUD	2,300		$1,609	24	0
	06/2026	CAD	500		367	6	0
	06/2026	GBP	200		267	2	0
	06/2026	ILS	12,262		3,953	45	0
	06/2026	MXN	99,850		5,620	83	0
	06/2026	PHP	19,862		326	0	0
	06/2026		$404	GBP	300	0	(7)
	06/2026		95	IDR	1,613,571	0	0
	06/2026		3,460	ILS	10,795	0	(20)
	06/2026		400	JPY	62,800	0	(2)
	06/2026		332	PHP	20,179	0	0
	07/2026	BRL	25,800		$4,769	0	(111)
	10/2026		17,700		3,223	0	(53)

MBC	04/2026	CHF	3,884		4,907	50	0
	04/2026	COP	12,756,471		3,445	0	(25)
	04/2026	EUR	2,423		2,805	5	0
	04/2026	GBP	5,788		7,725	64	0
	04/2026	JPY	19,397,035		124,619	2,398	0
	04/2026	NOK	29,775		3,115	40	0
	04/2026	NZD	2,877		1,717	64	0
	04/2026	SEK	49,660		5,295	49	0
	04/2026	SGD	947		737	0	0
	04/2026	THB	147,540		4,643	163	0
	04/2026		$8,057	AUD	11,553	0	(86)
	04/2026		7,047	CHF	5,548	0	(109)
	04/2026		10,925	EUR	9,417	15	(55)
	04/2026		21,518	GBP	16,084	0	(230)
	04/2026		1,098	IDR	18,657,468	2	0
	04/2026		116,445	JPY	18,614,003	842	0
	04/2026		1,507	MXN	27,817	44	0
	04/2026		3,800	NOK	36,505	1	(31)
	04/2026		3,343	NZD	5,702	0	(66)
	04/2026		4	PLN	14	0	0
	04/2026		3,261	SGD	4,170	0	(18)
	05/2026	JPY	17,275,145		$108,358	0	(818)
	05/2026	SEK	1,118,531		117,135	0	(1,217)
	05/2026	THB	55,018		1,782	107	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	209

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026		$737	SGD	945	$0	$0
	06/2026	COP	4,587,734		$1,229	1	0
	06/2026	EUR	200		232	0	0
	06/2026	IDR	18,701,583		1,098	0	(2)
	06/2026	MXN	4,713		261	0	0
	06/2026		$261	CHF	200	0	(8)
	07/2026		3,445	COP	13,051,684	22	0

MYI	04/2026	INR	1,353		$14	0	0
	04/2026	JPY	7,917		51	1	0
	04/2026	MYR	4,997		1,270	35	0
	04/2026	PLN	1,772		501	23	0
	04/2026		$2,807	CHF	2,182	0	(78)
	04/2026		3,804	EUR	3,287	0	(5)
	04/2026		14	INR	1,347	0	0
	04/2026		750	MXN	13,669	12	0
	04/2026		61	MYR	239	0	(2)
	04/2026		1,182	NOK	11,465	2	0
	05/2026	NOK	29,584		$3,037	0	(18)
	06/2026	CHF	1,100		1,405	18	0
	06/2026	EUR	1,400		1,629	5	0
	06/2026	GBP	1,200		1,607	19	0
	06/2026	IDR	371,757		22	0	0
	06/2026	NOK	17,700		1,830	3	0
	06/2026	NZD	1,700		993	14	0
	06/2026	PHP	10,796		182	5	0
	06/2026	SEK	13,100		1,412	23	0
	06/2026		$1,625	ILS	4,989	0	(35)
	06/2026		200	ZAR	3,348	0	(3)

NGF	04/2026	NOK	54,978		$5,719	41	0
	04/2026		$8,786	TRY	401,595	123	0

RBC	04/2026	KRW	473,448		$317	2	0
	04/2026		$317	KRW	473,448	0	(7)
	04/2026		1,802	SGD	2,296	0	(16)
	06/2026		300	IDR	5,057,670	0	(3)

SCX	04/2026	CAD	359		$260	2	0
	04/2026	CHF	213,532		276,015	8,967	0
	04/2026	COP	45,146,262		11,792	0	(485)
	04/2026	INR	277,616		2,997	65	0
	04/2026	JPY	12,697,978		81,397	1,387	0
	04/2026	SGD	44		34	1	0
	04/2026	THB	10,072		316	11	0
	04/2026		$25,104	CAD	34,757	0	(118)
	04/2026		5,662	GBP	4,249	0	(38)
	04/2026		8,956	INR	814,924	0	(350)
	04/2026		4,498	JPY	705,800	0	(51)
	04/2026		2,431	NZD	4,164	0	(38)
	04/2026		1,856	PLN	6,714	0	(47)
	04/2026		26,655	TWD	850,662	0	(75)
	05/2026	CAD	34,709		$25,104	117	0
	06/2026		$4,466	IDR	75,297,175	0	(39)

SOG	04/2026	CHF	6,029		$7,809	269	0
	04/2026	EUR	682,419		807,765	18,990	0
	04/2026	JPY	70,037,305		450,120	8,815	0
	04/2026		$1,139,515	EUR	987,876	2,322	0
	04/2026		3,259	SEK	30,350	0	(53)
	05/2026	EUR	987,876		$1,141,312	0	(2,264)
	06/2026	BRL	1,606		300	0	(5)
	06/2026	IDR	16,377,207		969	7	0
	06/2026	ILS	7,667		2,503	59	0
	06/2026	KRW	896,139		600	3	0
	06/2026	MXN	7,189		400	1	0
	06/2026	PEN	67,387		19,959	668	0
	06/2026		$351	EUR	300	0	(3)
	06/2026		956	IDR	16,093,304	0	(10)
	06/2026		2,016	PEN	7,069	8	0
	06/2026		276	SEK	2,500	0	(11)

SSB	04/2026	AUD	225,237		$160,284	4,881	0
	04/2026	INR	110,688		1,186	8	0
	04/2026	JPY	82,094		527	10	0

210	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	SEK	62,695		$6,894	$271	$0
	04/2026		$1,292	INR	119,233	0	(33)
	06/2026	CLP	1,927,869		$2,114	31	0

UAG	04/2026	COP	23,586,769		6,344	0	(73)
	04/2026	CZK	39,253		1,869	20	0
	04/2026	INR	262,029		2,843	76	0
	04/2026	PLN	7,575		2,059	18	0
	04/2026	SEK	361,251		40,000	1,840	0
	04/2026	SGD	1,233		958	0	(1)
	04/2026	THB	108,638		3,348	54	0
	04/2026		$17,263	KRW	25,433,662	0	(350)
	04/2026		290	PEN	1,004	0	(2)
	04/2026		8,977	PLN	32,463	0	(233)
	04/2026		4,496	THB	144,952	0	(95)
	06/2026	COP	117,951,474		$31,035	0	(550)
	06/2026	ILS	26,174		8,481	138	0
	06/2026	MXN	6,011		335	2	0
	06/2026		$6,344	COP	23,934,734	65	0
	06/2026		1,300	ILS	4,085	2	0

Total Forward Foreign Currency Contracts						$115,918	$(36,637)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	59,300	$88	$90
	Call - OTC USD versus HKD		7.800	08/24/2026	84,100	117	121
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	6,355	64	19
	Put - OTC USD versus KRW		1,400.000	07/13/2026	4,115	28	13
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	16,240	713	1,161

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	10,490	157	310
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	15,000	20	23

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	7,380	91	43

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	29,000	38	44
	Call - OTC USD versus HKD		7.800	08/24/2026	31,800	47	46

						$ 1,363	$ 1,870

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	384,500	$ 273	$582
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	60,300	138	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	24,300	194	3
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443	06/18/2026	49,200	306	227
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	55,700	77	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.095	04/06/2026	49,500	149	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	3,700	32	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	1,900	25	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	3,800	33	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,800	23	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	4,000	30	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	2,000	24	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	3,900	30	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,900	23	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	91,100	71	217
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	45,000	3,963	3,493
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	45,000	3,963	3,848
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	10,400	915	789
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	10,400	915	905
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	10,300	891	851
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	10,300	891	835
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	15,400	1,327	1,290
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	15,400	1,327	1,234

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	47,900	194	149

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	211

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651%	06/24/2026	42,800	$ 363	$380
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	46,400	382	359
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	13,300	77	67

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	29,400	2,373	1,784
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	38,500	3,107	2,626

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	2,245,000	11,276	8,158
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	2,245,000	11,276	14,481
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	39,500	294	16
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	44,100	3,820	3,605
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	35,200	3,044	2,876

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463	04/14/2026	45,600	204	37
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.075	04/06/2026	2,200	6	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	26,200	151	116
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	20,500	1,805	1,591
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	20,500	1,805	1,753
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	86,800	7,005	5,266
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	113,400	9,151	7,736

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	45,800	436	31
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	42,900	257	97
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.219	06/04/2026	38,800	190	136
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	5,000	41	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	2,500	33	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	3,800	31	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,900	25	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	4,000	32	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	2,000	25	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	5,000	440	388
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	5,000	440	428
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	20,000	1,400	1,675
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	20,000	1,400	1,269

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	414,000	321	791
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	408,800	305	562
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	410,500	308	633
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	4,600	32	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	47,200	615	136
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	42,000	834	247
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	42,000	618	263
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	4,000	32	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	2,000	25	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	10,600	934	823
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	10,600	934	907

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	21,400	1,883	1,685
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	21,400	1,883	1,813

							$ 85,427	$77,275

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	76,000	$95	$637
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	183,300	57	159

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.094	05/06/2026	116,900	37	101

					$189	$897

Total Purchased Options					$86,979	$80,042

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550%	06/17/2026	50,900	$ (76)	$ (59)

212	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	59,300	$(32)	$(24)
	Call - OTC USD versus HKD		7.850	08/24/2026	84,100	(39)	(34)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	6,355	(23)	(5)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	4,115	(9)	(4)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	32,490	(688)	(1,040)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	10,490	(28)	(65)
	Call - OTC USD versus BRL		5.700	04/23/2026	10,490	(86)	(12)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	15,000	(7)	(6)

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	7,380	(36)	(14)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	29,000	(13)	(12)

	Call - OTC USD versus HKD		7.850	08/24/2026	31,800	(17)	(13)

						$(978)	$(1,229)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	29,900	$ (138)	$(29)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	29,200	(224)	(229)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	50,000	(307)	(470)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	35,400	(77)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	2,000	(7)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	2,000	(7)	(11)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589	04/30/2026	50,100	(194)	(186)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	42,400	(363)	(248)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	47,300	(382)	(329)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	38,000	(54)	(225)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	21,600	(28)	(70)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	41,700	(293)	(341)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	63,400	(65)	(209)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	51,100	(204)	(190)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	4,100	(13)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	4,100	(13)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	4,100	(14)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	4,100	(14)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	30,300	(151)	(146)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	46,700	(436)	(612)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	51,300	(257)	(734)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	4,900	(33)	(40)

							$ (3,274)	$(4,131)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	31,600	$(57)	$(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	31,600	(59)	(172)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	22,200	(59)	(70)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	5,900	(39)	(22)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	39,700	(186)	(226)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	5,900	(34)	(28)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	39,700	(163)	(105)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	66,500	(192)	(123)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	67,400	(124)	(366)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	10,000	(13)	(10)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	20,400	(37)	(85)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	18,100	(48)	(61)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	16,000	(45)	(55)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	16,000	(35)	(14)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.313	04/06/2026	18,500	(49)	(55)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	96.859	04/06/2026	55,000	(155)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	96.102	06/04/2026	38,800	(189)	(65)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	213

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2056	$101.113	04/06/2026	6,400	$(20)	$(44)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.234	04/06/2026	11,000	(18)	(35)

					$(1,522)	$(1,544)

Total Written Options					$(5,850)	$(6,963)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.169%	$4,100	$(4)	$(48)	$0	$(52)

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—♦	871	0	5	5	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—♦	447	0	2	2	0

GST	Soft Bank Group, Inc.	1.000	Quarterly	06/20/2026	1.662	700	(6)	5	0	(1)

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.147	8,500	56	(147)	0	(91)

							$46	$(183)	$7	$(144)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	10,010	$2,248	$(245)	$2,003	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		23,450	5,337	(644)	4,693	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		15,194	3,456	(415)	3,041	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,300	266	(6)	260	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		35,540	8,138	(1,026)	7,112	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		4,550	1,058	(147)	911	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$	8,987	(138)	74	0	(64)

							$20,365	$(2,409)	$18,020	$(64)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	Receive	NDDUEAFE Index	6,261	3.920% (SOFR plus a specified spread)	Monthly	08/19/2026	$65,573	$0	$(231)	$0	$(231)

CBK	Receive	NDDUEAFE Index	1,485	3.560% (SOFR plus a specified spread)	Monthly	05/20/2026	15,553	0	(56)	0	(56)
	Receive	NDDUEAFE Index	27,770	3.800% (SOFR plus a specified spread)	Monthly	07/15/2026	290,840	0	(993)	0	(993)
	Receive	NDDUEAFE Index	13,885	3.910% (SOFR plus a specified spread)	Monthly	08/19/2026	145,420	0	(511)	0	(511)
	Receive	NDDUEAFE Index	13,886	3.970% (SOFR plus a specified spread)	Monthly	10/07/2026	145,430	0	(519)	0	(519)
	Receive	NDDUEAFE Index	2,485	3.970% (SOFR plus a specified spread)	Monthly	11/04/2026	26,026	0	(93)	0	(93)

GST	Receive	NDDUEAFE Index	6,216	3.950% (SOFR plus a specified spread)	Monthly	06/10/2026	65,101	0	(231)	0	(231)
	Receive	NDDUEAFE Index	16,593	3.970% (SOFR plus a specified spread)	Monthly	11/04/2026	173,781	0	(620)	0	(620)

JPM	Receive	NDDUEAFE Index	5,891	3.925% (SOFR plus a specified spread)	Monthly	07/08/2026	61,697	0	(218)	0	(218)
	Receive	NDDUEAFE Index	4,139	3.900% (SOFR plus a specified spread)	Monthly	07/15/2026	43,348	0	(152)	0	(152)
	Receive	NDDUEAFE Index	21,114	3.970% (SOFR plus a specified spread)	Monthly	11/04/2026	221,130	0	(789)	0	(789)

MEI	Receive	NDDUEAFE Index	4,138	3.900% (SOFR plus a specified spread)	Monthly	07/15/2026	43,338	0	(152)	0	(152)

214	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	NDDUEAFE Index	9,192	4.005% (SOFR plus a specified spread)	Monthly	11/18/2026	$96,269	$0	$(346)	$0	$(346)

MYI	Receive	NDDUEAFE Index	10,363	3.930% (SOFR plus a specified spread)	Monthly	05/20/2026	108,533	0	(383)	0	(383)
	Receive	NDDUEAFE Index	12,536	3.940% (SOFR plus a specified spread)	Monthly	06/03/2026	131,292	0	(465)	0	(465)
	Receive	NDDUEAFE Index	35,615	3.890% (SOFR plus a specified spread)	Monthly	07/08/2026	373,002	0	(1,304)	0	(1,304)
	Receive	NDDUEAFE Index	38,076	3.800% (SOFR plus a specified spread)	Monthly	07/15/2026	398,776	0	(1,362)	0	(1,362)
	Receive	NDDUEAFE Index	22,048	4.005% (SOFR plus a specified spread)	Monthly	11/18/2026	230,912	0	(831)	0	(831)

SOG	Receive	NDDUEAFE Index	55,542	3.845% (SOFR plus a specified spread)	Monthly	04/15/2026	581,700	0	(2,010)	0	(2,010)

UAG	Receive	NDDUEAFE Index	2,486	3.915% (SOFR plus a specified spread)	Monthly	05/06/2026	26,036	0	(91)	0	(91)
	Receive	NDDUEAFE Index	6,259	4.005% (SOFR plus a specified spread)	Monthly	11/18/2026	65,552	0	(236)	0	(236)

								$0	$(11,593)	$0	$(11,593)

Total Swap Agreements								$20,411	$(14,185)	$18,027	$(11,801)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$6,090	$0	$0	$6,090	$(36)	$0	$0	$(36)	$6,054	$(5,920)	$134
BOA	2,261	15,738	2,003	20,002	(2,208)	(2,039)	0	(4,247)	15,755	(1,380)	14,375
BPS	13,919	955	4,693	19,567	(1,935)	(988)	0	(2,923)	16,644	(20,542)	(3,898)
BRC	2,301	4,410	0	6,711	(760)	(70)	(283)	(1,113)	5,598	7,031	12,629
BSH	2,685	0	0	2,685	(2,629)	0	0	(2,629)	56	225	281
CBK	7,266	0	3,041	10,307	(4,577)	0	(2,172)	(6,749)	3,558	69,236	72,794
CIB	3	0	0	3	(9)	0	0	(9)	(6)	0	(6)
DUB	2,658	29,136	7	31,801	(2,310)	(550)	0	(2,860)	28,941	(871)	28,070
FAR	17,696	0	0	17,696	(4,487)	0	0	(4,487)	13,209	(15,910)	(2,701)
GLM	4,338	16,833	0	21,171	(3,738)	(467)	0	(4,205)	16,966	2,690	19,656
GSC	0	796	0	796	0	(950)	0	(950)	(154)	(250)	(404)
GST	0	0	260	260	0	(59)	(852)	(911)	(651)	29,017	28,366
JPM	3,400	4,107	7,112	14,619	(6,192)	(1,445)	(1,250)	(8,887)	5,732	35,209	40,941
MBC	3,867	90	0	3,957	(2,665)	(25)	0	(2,690)	1,267	(2,890)	(1,623)
MEI	0	0	0	0	0	0	(498)	(498)	(498)	17,172	16,674
MSC	0	0	0	0	0	(130)	0	(130)	(130)	0	(130)
MYC	0	4,378	911	5,289	0	(40)	0	(40)	5,249	(3,890)	1,359
MYI	160	0	0	160	(141)	0	(4,345)	(4,486)	(4,326)	153,063	148,737
NGF	164	3,498	0	3,662	0	0	0	0	3,662	172	3,834
RBC	2	0	0	2	(26)	0	0	(26)	(24)	0	(24)
SAL	0	101	0	101	0	(200)	(64)	(264)	(163)	0	(163)
SCX	10,550	0	0	10,550	(1,241)	0	0	(1,241)	9,309	(9,660)	(351)
SOG	31,142	0	0	31,142	(2,346)	0	(2,010)	(4,356)	26,786	33,212	59,998
SSB	5,201	0	0	5,201	(33)	0	0	(33)	5,168	(6,330)	(1,162)
UAG	2,215	0	0	2,215	(1,304)	0	(327)	(1,631)	584	10,140	10,724

Total Over the Counter	$115,918	$80,042	$18,027	$213,987	$(36,637)	$(6,963)	$(11,801)	$(55,401)

(h)

Securities with an aggregate market value of $357,169 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	215

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$32	$0	$0	$0	$0	$32
Futures	0	0	1,212	0	4,371	5,583
Swap Agreements	0	297	0	0	6,537	6,834

	$32	$297	$1,212	$0	$10,908	$12,449

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$115,918	$0	$115,918
Purchased Options	0	0	0	1,870	78,172	80,042
Swap Agreements	0	18,027	0	0	0	18,027

	$0	$18,027	$0	$117,788	$78,172	$213,987

	$32	$18,324	$1,212	$117,788	$89,080	$226,436

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$116	$0	$4,079	$0	$2,619	$6,814
Swap Agreements	0	5	0	0	4,082	4,087

	$116	$5	$4,079	$0	$6,701	$10,901

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,637	$0	$36,637
Written Options	0	59	0	1,229	5,675	6,963
Swap Agreements	0	208	11,593	0	0	11,801

	$0	$267	$11,593	$37,866	$5,675	$55,401

	$116	$272	$15,672	$37,866	$12,376	$66,302

216	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(6)	$(6)
Written Options	0	0	0	0	2,353	2,353
Futures	0	0	(10,345)	0	839	(9,506)
Swap Agreements	0	3,340	0	0	8,374	11,714

	$0	$3,340	$(10,345)	$0	$11,560	$4,555

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(216,684)	$0	$(216,684)
Purchased Options	0	0	0	72	(3,881)	(3,809)
Written Options	0	1,180	0	426	4,640	6,246
Swap Agreements	0	5,851	505,804	0	0	511,655

	$0	$7,031	$505,804	$(216,186)	$759	$297,408

	$0	$10,371	$495,459	$(216,186)	$12,319	$301,963

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(150)	$0	$0	$0	$0	$(150)
Written Options	0	0	0	0	1	1
Futures	(1,975)	0	7,594	0	(11,187)	(5,568)
Swap Agreements	0	2,254	0	0	(5,254)	(3,000)

	$(2,125)	$2,254	$7,594	$0	$(16,440)	$(8,717)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$136,527	$0	$136,527
Purchased Options	0	0	0	506	(7,160)	(6,654)
Written Options	0	10	0	(251)	(1,426)	(1,667)
Swap Agreements	0	(2,103)	(18,896)	0	0	(20,999)

	$0	$(2,093)	$(18,896)	$136,782	$(8,586)	$107,207

	$(2,125)	$161	$(11,302)	$136,782	$(25,026)	$98,490

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,805	$4,079	$7,884
Corporate Bonds & Notes
Banking & Finance	0	79,599	1,745	81,344
Industrials	0	28,897	0	28,897
Utilities	0	8,737	0	8,737
Municipal Bonds & Notes
California	0	1,884	0	1,884
Illinois	0	2,689	0	2,689
Pennsylvania	0	103	0	103
U.S. Government Agencies	0	3,285,176	0	3,285,176
U.S. Treasury Obligations	0	76,063	0	76,063
Non-Agency Mortgage-Backed Securities	0	234,169	41,466	275,635
Asset-Backed Securities
Automobile ABS Other	0	9,702	0	9,702
Automobile Sequential	0	25,061	0	25,061
CMBS Other	0	56,095	0	56,095
Home Equity Other	0	191,074	0	191,074
Home Equity Sequential	0	85	0	85
Whole Loan Collateral	0	19,836	0	19,836
Other ABS	0	346,745	6,357	353,102
Sovereign Issues	0	371,427	0	371,427
Exchange-Traded Funds	128,018	0	0	128,018
Short-Term Instruments
Commercial Paper	4,488	286,098	0	290,586
Egypt Treasury Bills	0	60	0	60
U.S. Treasury Bills	0	358,724	0	358,724

	$132,506	$5,386,029	$53,647	$5,572,182

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$626,007	$0	$0	$626,007

Total Investments	$758,513	$5,386,029	$53,647	$6,198,189

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(381,849)	$0	$(381,849)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,700	8,309	0	12,009
Over the counter	0	213,980	7	213,987

	$3,700	$222,289	$7	$225,996

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,059)	(4,387)	0	(10,446)
Over the counter	0	(55,401)	0	(55,401)

	$(6,059)	$(59,788)	$0	$(65,847)

Total Financial Derivative Instruments	$(2,359)	$162,501	$7	$160,149

Totals	$756,154	$5,166,681	$53,654	$5,976,489

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	217

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)	March 31, 2026

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$3,136	$700	$0	$0	$0	$243	$0	$0	$4,079	$243
Corporate Bonds & Notes
Banking & Finance	0	1,755	0	0	0	(10)	0	0	1,745	(10)
Non-Agency Mortgage-Backed Securities	0	39,296	0	0	0	2,170	0	0	41,466	2,170
Asset-Backed Securities
Other ABS	6,434	6,334	0	0	0	466	0	(6,877)	6,357	23

	$9,570	$48,085	$0	$0	$0	$2,869	$0	$(6,877)	$53,647	$2,426

Financial Derivative Instruments - Assets
Over the counter	$38	$0	$(14)	$0	$0	$(17)	$0	$0	$7	$(2)

Totals	$9,608	$48,085	$(14)	$0	$0	$2,852	$0	$(6,877)	$53,654	$2,424

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$4,079	Discounted Cash Flow	Discount Rate	4.793 -6.790	5.135
Corporate Bonds & Notes
Banking & Finance	1,745	Discounted Cash Flow	Discount Rate	6.918	—
Non-Agency Mortgage-Backed Securities	41,466	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	6,357	Recent Transaction	Purchase Price	100.000	—

Financial Derivative Instruments - Assets
Over the counter	7	Indicative Market Quotation	Broker Quote	0.192 -0.206	0.196

Total	$53,654

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

218	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 173.3%

CORPORATE BONDS & NOTES 3.0%

BANKING & FINANCE 1.8%

ARES Strategic Income Fund
5.450% due 09/09/2028	$500	$495

Athene Global Funding
5.033% due 07/17/2030	800	792

Barclays PLC
7.437% due 11/02/2033 •	300	336

Ford Motor Credit Co. LLC
3.815% due 11/02/2027	200	196
5.800% due 03/05/2027	200	201
5.800% due 03/08/2029	200	202

Host Hotels & Resorts LP
5.500% due 04/15/2035	100	99

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034	200	205

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029	300	298

VICI Properties LP
4.750% due 02/15/2028	400	401

		3,225

INDUSTRIALS 0.9%

Bayer U.S. Finance LLC
6.500% due 11/21/2033	200	213

Beignet Investor LLC
6.581% due 05/30/2049	820	844

Petroleos del Peru SA
5.625% due 06/19/2047	300	211

Petroleos Mexicanos
6.350% due 02/12/2048	100	76

United Airlines Pass-Through Trust
5.875% due 04/15/2029	65	66

Viper Energy Partners LLC
5.700% due 08/01/2035	100	101

		1,511

UTILITIES 0.3%

Pacific Gas & Electric Co.
4.500% due 07/01/2040	100	85

Southern California Edison Co.
5.150% due 06/01/2029	400	406

		491

Total Corporate Bonds & Notes (Cost $5,164)		5,227

U.S. GOVERNMENT AGENCIES 98.5%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	333	324
4.500% due 12/01/2053	359	347
4.500% due 12/01/2054	1,054	1,027
5.000% due 03/01/2038 - 02/01/2053	327	325
5.500% due 07/01/2028 - 07/01/2054	778	783
5.500% due 11/01/2054	7,526	7,569
6.000% due 10/01/2055	197	202

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	466	453

Federal Home Loan Mortgage Corp. REMICS
4.000% due 07/15/2042	427	408
4.357% due 06/15/2041 •	23	23
4.487% due 08/15/2037 •	5	5
4.497% due 10/15/2037 •	1	1
4.507% due 05/15/2037 - 09/15/2037 •	6	6
4.602% due 11/25/2054 •	505	509
4.612% due 09/25/2055 •	928	936
4.762% due 11/25/2054 •	558	559
4.812% due 03/25/2055 •	966	974

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.862% due 08/25/2055 •		$1,811	$1,829
4.962% due 09/25/2054 •		2,191	2,205

Federal National Mortgage Association
3.000% due 01/01/2027		17	17
3.500% due 09/01/2047 - 08/01/2048		656	609
4.000% due 04/01/2043 - 08/01/2051		4,050	3,911
4.500% due 01/01/2035 - 12/01/2054		1,178	1,154
5.140% due 06/01/2032		3,069	3,185
5.500% due 01/01/2033 - 09/01/2041		230	236
6.000% due 07/01/2036 - 05/01/2041		68	70

Federal National Mortgage Association REMICS
4.000% due 04/25/2042		382	371
4.156% due 07/25/2037 •		1	1
4.176% due 09/25/2035 •		1	1
4.186% due 09/25/2035 •		3	3
4.496% due 06/25/2037 •		5	5
4.812% due 08/25/2055 -09/25/2055 •		2,257	2,276
5.062% due 09/25/2055 •		1,561	1,575

Government National Mortgage Association
3.500% due 01/15/2042 - 06/15/2045		164	157
5.000% due 08/15/2038 - 05/15/2039		24	25
6.000% due 08/15/2037		13	13

Government National Mortgage Association REMICS
3.950% due 11/20/2062 •		17	17

Government National Mortgage Association, TBA
3.500% due 04/01/2056		5,900	5,412
4.000% due 04/01/2056		6,190	5,799
4.500% due 04/01/2056		3,360	3,246
5.000% due 05/01/2056		4,970	4,913
5.500% due 06/01/2040		2,570	2,578
6.000% due 05/01/2056		2,540	2,580

U.S. Small Business Administration
4.430% due 05/01/2029		2	2

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		120	105
4.000% due 06/01/2056		4,250	4,002
4.500% due 05/01/2056		1,660	1,601
5.000% due 04/01/2056 - 05/01/2056		19,680	19,406
5.500% due 04/01/2056 - 05/01/2056		6,020	6,044
6.000% due 06/01/2056		38,570	39,260
6.500% due 05/01/2056		45,560	47,098

Total U.S. Government Agencies (Cost $174,140)			174,157

U.S. TREASURY OBLIGATIONS 4.5%

U.S. Treasury Bonds
3.875% due 05/15/2043 (f)(h)		2,100	1,862
4.125% due 08/15/2053 (h)		1,600	1,404
4.625% due 05/15/2044 (h)		2,000	1,940
4.875% due 08/15/2045 (h)		51	51

U.S. Treasury Notes
3.875% due 07/31/2030 (h)		2,700	2,696
4.250% due 08/15/2035 (h)		83	82

Total U.S. Treasury Obligations (Cost $8,457)			8,035

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%

American Home Mortgage Assets Trust
3.983% due 10/25/2046 •		1,813	911

Avon Finance
4.645% due 12/28/2049 •	GBP	476	631

BCAP LLC Trust
4.900% due 03/27/2037 ~		$122	106

Bear Stearns ALT-A Trust
4.113% due 02/25/2034 •		3	3
4.113% due 06/25/2046 •		190	176
4.133% due 04/25/2037 •		158	142

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.336% due 11/25/2035 ~	$751	$695

ChaseFlex Trust
4.393% due 07/25/2037 •	819	726

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.023% due 07/25/2036 •	54	50

CHL Mortgage Pass-Through Trust
4.787% due 11/25/2034 ~	1	1

Citigroup Mortgage Loan Trust, Inc.
5.584% due 06/25/2036 ~	16	15

Countrywide Alternative Loan Trust
4.113% due 02/25/2047 •	6	5
4.143% due 05/25/2037 •	541	167
4.153% due 05/25/2047 •	36	34
4.273% due 08/25/2047 •	607	571
4.329% due 03/25/2047 •	840	675
4.859% due 02/25/2036 •	4	4
6.000% due 12/25/2034	433	386

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.093% due 03/25/2037 •	218	210

First Horizon Mortgage Pass-Through Trust
5.707% due 11/25/2037 ~	65	46

GSR Mortgage Loan Trust
6.000% due 03/25/2037	1	1
6.250% due 10/25/2036	63	59

IndyMac INDX Mortgage Loan Trust
4.193% due 11/25/2046 •	483	470
4.333% due 10/25/2036 •	134	54

JP Morgan Mortgage Trust
4.941% due 08/25/2034 ~	3	2
4.968% due 07/25/2035 ~	79	75

Luminent Mortgage Trust
4.193% due 10/25/2046 •	1,771	1,648

Merrill Lynch Mortgage Investors Trust
4.838% due 09/25/2035 ~	12	10

Morgan Stanley Mortgage Loan Trust
4.073% due 01/25/2036 •	231	122

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	1	1

PRKCM Trust
6.584% due 09/25/2058 þ	343	344

RALI Trust
4.133% due 01/25/2037 •	165	147
4.163% due 08/25/2036 •	56	52
5.219% due 09/25/2045 •	4	4
6.000% due 03/25/2037	508	438

Structured Adjustable Rate Mortgage Loan Trust
4.093% due 02/25/2037 •	84	86

Structured Asset Mortgage Investments II Trust
4.053% due 03/25/2037 •	3	1

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	282	277
3.750% due 05/25/2058 ~	265	260

Verus Securitization Trust
6.443% due 08/25/2068 þ	267	268

Wachovia Mortgage Loan Trust LLC
6.627% due 10/20/2035 ~	3	3

WaMu Mortgage Pass-Through Certificates Trust
3.412% due 01/25/2037 ~	36	32
4.467% due 08/25/2046 ~	236	225
4.779% due 09/25/2046 •	524	488
4.859% due 02/25/2046 •	11	10
5.059% due 11/25/2042 •	4	4

Total Non-Agency Mortgage-Backed Securities (Cost $10,716)		10,635

ASSET-BACKED SECURITIES 25.1%

AUTOMOBILE ABS OTHER 1.6%

Carvana Auto Receivables Trust
2.900% due 03/10/2028	519	510
3.160% due 06/12/2028	568	556
5.050% due 05/12/2031	500	504

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	219

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exeter Automobile Receivables Trust
4.480% due 04/16/2029	$690	$691
4.640% due 01/15/2030	600	602

		2,863

AUTOMOBILE SEQUENTIAL 1.3%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	400	407

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	159	160

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	800	812
5.490% due 06/25/2027	300	301

Lendbuzz Securitization Trust
7.500% due 12/15/2028	448	455

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030	67	67

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	99	99

		2,301

CMBS OTHER 3.1%

AREIT Trust
5.920% due 06/17/2039 •	772	772
6.472% due 06/17/2039 •	1,300	1,302

MF1 Ltd.
5.427% due 02/19/2037 •	1,300	1,302

Starwood Ltd.
5.472% due 11/15/2038 •	2,000	1,996

		5,372

HOME EQUITY OTHER 9.5%

ACE Securities Corp. Home Equity Loan Trust
4.073% due 07/25/2036 •	278	215
8.293% due 08/25/2040 •	691	659

Argent Securities Trust
4.093% due 07/25/2036 •	401	368
4.113% due 05/25/2036 •	2,691	636

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.666% due 01/25/2034 •	273	263

Bear Stearns Asset-Backed Securities I Trust
4.113% due 08/25/2036 •	71	69

Citigroup Mortgage Loan Trust, Inc.
4.113% due 09/25/2036 •	762	590

Countrywide Asset-Backed Certificates Trust
4.193% due 09/25/2047 •	278	264
4.228% due 01/25/2037 •	4,180	4,006
4.273% due 03/25/2036 •	56	52
4.828% due 12/25/2035 •	694	685

Ellington Loan Acquisition Trust
4.843% due 05/25/2037 •	229	227

GSAMP Trust
3.933% due 12/25/2036 •	4	2
4.253% due 01/25/2037 •	902	802

HSI Asset Securitization Corp. Trust
4.073% due 01/25/2037 •	405	311

MASTR Asset-Backed Securities Trust
3.893% due 01/25/2037 •	5	1

Merrill Lynch Mortgage Investors Trust
4.093% due 08/25/2037 •	977	477
4.313% due 02/25/2037 •	1,805	500

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 01/25/2037 •	1,834	843
4.008% due 03/25/2037 •	1,425	532

NovaStar Mortgage Funding Trust
4.293% due 09/25/2036 •	931	359

Option One Mortgage Loan Trust
4.013% due 04/25/2037 •	612	434
4.013% due 05/25/2037 •	359	218
4.333% due 01/25/2036 •	662	632

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.573% due 02/25/2035 •		$430	$415

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		207	63

Securitized Asset-Backed Receivables LLC Trust
4.033% due 07/25/2036 •		282	107

SG Mortgage Securities Trust
4.153% due 02/25/2036 •		1,486	725

Soundview Home Loan Trust
3.873% due 06/25/2037 •		2	1
4.003% due 06/25/2037 •		423	285
4.013% due 02/25/2037 •		1,373	362
4.093% due 03/25/2037 •		69	65

Structured Asset Securities Corp. Mortgage Loan Trust
4.213% due 02/25/2037 •		182	180

WaMu Asset-Backed Certificates Trust
4.513% due 04/25/2037 •		3,836	1,379

			16,727

OTHER ABS 9.6%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •		500	501

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		300	287

Arcano Euro CLO II DAC
4.080% due 07/25/2039 •	EUR	600	694

Bain Capital Euro CLO DAC
3.277% due 01/22/2038 •		400	462
4.950% due 01/22/2038		500	577

Bayfront Iabs VII Pte. Ltd.
0.000% due 04/11/2048 «•		$500	500

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •		500	500

Carlyle Euro CLO DAC
2.874% due 08/15/2032 •	EUR	245	283
3.194% due 08/15/2038 •		600	693

Gallatin CLO VIII Ltd.
5.584% due 07/15/2031 •		$600	602

Golub Capital Partners CLO 50B-R Ltd.
5.168% due 04/20/2035 •		500	497

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •		800	800

Invesco Euro CLO III DAC
3.136% due 10/30/2038 •	EUR	500	578

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		$500	501

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		500	501

KKR CLO 21 Ltd.
5.334% due 04/15/2031 •		400	401

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •		500	501

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		347	318

Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		236	236
5.303% due 10/15/2032		499	498
5.329% due 10/15/2032		500	500
5.331% due 01/15/2032		167	167
5.628% due 07/15/2032		463	464

Pagaya AI Debt Trust
5.373% due 01/17/2033		425	427
7.573% due 08/15/2031		177	177

Palmer Square European Loan Funding DAC
3.984% due 02/15/2035 •	EUR	500	579

PPM CLO 5 Ltd.
4.848% due 10/18/2034 •		$700	701

Shackleton CLO Ltd.
4.868% due 07/20/2034 •		900	901

Sunbit Asset Securitization Trust
5.360% due 07/15/2030		500	501

Symphony CLO XXII Ltd.
4.848% due 04/18/2033 •		354	354

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Symphony CLO XXV Ltd.
4.718% due 04/19/2034 •		$800	$800

TCI-Symphony CLO Ltd.
5.463% due 10/13/2032 •		1,000	1,002

TCW CLO AMR Ltd.
4.954% due 08/16/2034 •		500	501

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		18	18

			17,022

Total Asset-Backed Securities (Cost $47,659)			44,285

SOVEREIGN ISSUES 11.7%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	105,000	111
5.800% due 10/01/2029		40,000	44

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (b)	BRL	7,900	1,477
0.000% due 10/01/2026 (b)		12,600	2,279

Colombia Government International Bonds
5.000% due 06/15/2045		$300	216
8.375% due 11/07/2054		200	207

Colombia TES
11.500% due 07/25/2046	COP	403,500	97
11.750% due 01/24/2035		11,500,500	2,851
12.000% due 03/13/2058		39,000	10
12.750% due 11/28/2040		1,127,500	299

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$900	906

Ecuador Government International Bonds
0.000% due 07/31/2030 (b)		270	226

Egypt Government Bonds
19.698% due 10/14/2030	EGP	12,300	222

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	300	299

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	110,000	538

Mexico Government International Bonds
5.850% due 07/02/2032		$200	201

Peru Government Bonds
6.150% due 08/12/2032	PEN	700	210
6.850% due 08/12/2035		700	205
7.300% due 08/12/2033		3,400	1,071

Peru Government International Bonds
5.400% due 08/12/2034		3,400	928
6.150% due 08/12/2032		13,200	3,967
6.950% due 08/12/2031		881	275

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	27,620	1,312
7.000% due 02/28/2031		5,860	325
8.000% due 01/31/2030		5,600	327
8.250% due 03/31/2032		2,500	144
8.500% due 01/31/2037		3,200	177
8.875% due 02/28/2035		16,100	935

Romania Government International Bonds
6.750% due 07/11/2039	EUR	400	462

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	100	2
39.740% (BISTREFI) due 05/17/2028 ~		7,800	175
40.299% (BISTREFI) due 09/06/2028 ~		7,300	164

Total Sovereign Issues (Cost $20,273)			20,662

		SHARES
EXCHANGE-TRADED FUNDS 4.1%

iShares Core S&P 500 ETF		11,135	7,274

Total Exchange-Traded Funds (Cost $7,487)			7,274

220	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 20.4%

COMMERCIAL PAPER 0.5%

Keurig Dr. Pepper, Inc.
4.350% due 04/30/2026		$900	$897

REPURCHASE AGREEMENTS (d) 10.4%
			18,400

SHORT-TERM NOTES 1.1%

Federal Home Loan Bank Discount Notes
3.723% due 06/26/2026 (b)		1,900	1,883

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (b)(c)	EGP	200	3

U.S. TREASURY BILLS 8.4%
3.679% due 06/30/2026 - 07/21/2026 (a)(b)(h)		$14,901	14,766

Total Short-Term Instruments (Cost $35,950)			35,949

Total Investments in Securities (Cost $309,846)			306,224

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.0%

SHORT-TERM INSTRUMENTS 11.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.0%

PIMCO Short Asset Portfolio	1,978,849	$19,423

PIMCO Short-Term Floating NAV Portfolio III	4,763	46

Total Short-Term Instruments (Cost $19,472)		19,469

Total Investments in Affiliates (Cost $19,472)		19,469

Total Investments 184.3% (Cost $329,318)		$325,693

Financial Derivative Instruments (e)(g) 2.4% (Cost or Premiums, net $7,098)		4,255

Other Assets and Liabilities, net (86.7)%		(153,217)

Net Assets 100.0%		$176,731

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.710%	03/31/2026	04/01/2026	$18,400	U.S. Treasury Notes 4.125% due 03/31/2029	$(18,793)	$18,400	$18,402

Total Repurchase Agreements						$(18,793)	$18,400	$18,402

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.7)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	$5,900	$(5,373)	$(5,268)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	3,800	(3,044)	(3,060)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	5,400	(4,522)	(4,539)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	10,440	(9,517)	(9,550)

Total Short Sales (12.7)%				$(22,456)	$(22,417)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	221

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$18,402	$0	$0	$18,402	$(18,793)	$(391)

Total Borrowings and Other Financing Transactions	$18,402	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(2,525) at a weighted average interest rate of 4.064%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	25	$25	$11	$2

Total Purchased Options					$11	$2

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month CORRA March Futures	06/2027	8	$1,396	$(3)	$2	$0
3-Month SONIA March Futures	06/2027	54	17,090	25	23	0
30-Day Federal Fund May Futures	05/2026	17	6,826	(27)	0	0
Australia Government 10-Year Bond June Futures	06/2026	29	2,156	(13)	20	0
California Carbon Allowance Vintage December Futures	12/2026	24	693	(106)	0	(6)
Euro-Bund June Futures	06/2026	81	11,739	(294)	85	0
Mini MSCI EAFE Index June Futures	06/2026	4	580	12	18	0
U.S. Treasury 2-Year Note June Futures	06/2026	89	18,463	(131)	7	0
U.S. Treasury 5-Year Note June Futures	06/2026	301	32,562	(305)	42	0
U.S. Treasury 10-Year Note June Futures	06/2026	110	12,215	(250)	26	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	20	2,270	(52)	6	0

				$(1,144)	$229	$(6)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR June Futures	06/2027	2	$(562)	$4	$0	$(1)
3-Month SOFR Active Contract March Futures	06/2027	2	(482)	2	0	0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	20	(6,312)	338	0	(207)
Australia Government 3-Year Bond June Futures	06/2026	4	(286)	1	0	(1)
Euro-Oat June Futures	06/2026	85	(11,661)	369	0	(108)
Japan Government 10-Year Bond June Futures	06/2026	8	(6,569)	80	1	(14)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	26	(3,031)	(11)	0	(6)

				$783	$1	$(337)

Total Futures Contracts				$(361)	$230	$(343)

222	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.317%	$	100	$1	$0	$1	$0	$0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.226	EUR	100	0	2	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054	$	400	5	(2)	3	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		600	4	(3)	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.426	EUR	500	4	3	7	0	0

							$14	$0	$14	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	1,300	$(20)	$(4)	$(24)	$0	$(3)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		18,590	(283)	(44)	(327)	0	(40)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	180	(3)	0	(3)	0	0

						$(306)	$(48)	$(354)	$0	$(43)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	13,700	$(71)	$(286)	$(357)	$43	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	1	0	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(4)	(4)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,600	(47)	(21)	(68)	7	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		3,800	(51)	(148)	(199)	15	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		800	38	12	50	0	(4)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	536,630	(37)	(41)	(78)	12	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		270,000	(170)	(3)	(173)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	$	3,400	0	6	6	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		29,730	(119)	32	(87)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		800	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		1,390	0	10	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,440	23	(29)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,470	(78)	55	(23)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		13,310	(243)	163	(80)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	(17)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,700	1,527	325	1,852	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,020	(11)	9	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		1,700	(45)	41	(4)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		2,900	(14)	18	4	3	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		2,900	(14)	14	0	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		130	2	0	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,100	399	(62)	337	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,100	82	(62)	20	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,830	6	10	16	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		280	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		300	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,450	(53)	93	40	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	2	2	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	223

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.090%	Annual	01/22/2035	$		100	$0	$2	$2	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035			50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035			100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035			100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035			100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035			100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035			100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035			100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035			200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035			200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035			100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035			15,620	37	97	134	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035			1,070	(19)	29	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036			200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036			300	(1)	3	2	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036			817	14	(5)	9	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036			4,000	(27)	75	48	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049			1,700	26	94	120	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051			4,600	886	1,414	2,300	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052			200	46	35	81	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052			1,360	0	(24)	(24)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052			1,410	0	(23)	(23)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053			1,550	83	292	375	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054			5,100	80	486	566	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055			3,700	(317)	(95)	(412)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055			1,330	33	57	90	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056			570	(23)	9	(14)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057			490	(4)	0	(4)	0	(2)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		BRL	700	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027			7,800	0	(14)	(14)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027			1,300	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029			8,100	0	(27)	(27)	10	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029			13,000	0	(38)	(38)	15	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029			14,700	0	(37)	(37)	17	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029			5,200	0	(24)	(24)	0	(3)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029			400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031			6,000	0	(21)	(21)	8	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036		AUD	2,700	20	(33)	(13)	27	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		PLN	800	0	3	3	1	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035			100	0	1	1	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035			100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		AUD	4,800	(21)	(80)	(101)	36	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035			2,200	43	(100)	(57)	19	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029		CLP	36,000	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030			27,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030			68,600	0	1	1	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034		CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035			4,400	0	(1)	(1)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035			600	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035			500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030			200	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033			100	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033			100	(1)	(1)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033			100	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033			100	(1)	0	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033			100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033			100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034			90	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034			100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034			100	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034			100	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034			100	0	5	5	0	(1)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034			100	0	(6)	(6)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035			100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035			100	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035			100	0	(5)	(5)	1	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035			100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035			100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035			100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035			100	0	4	4	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036			9,070	(245)	(85)	(330)	80	0

224	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	6-Month EUR-EURIBOR	3.000%	Annual	09/16/2056	EUR	6,110	$142	$12	$154	$0	$(68)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	1,100	(21)	1	(20)	2	0
Receive	CPURNSA	2.503	Maturity	03/25/2030	$	3,400	0	8	8	0	(2)
Receive	CPURNSA	2.520	Maturity	03/27/2030		2,800	0	4	4	0	(2)
Receive	CPURNSA	2.515	Maturity	10/29/2030		1,600	0	1	1	0	(1)
Receive	CPURNSA	2.480	Maturity	10/29/2035		3,700	0	(18)	(18)	0	(1)
Receive	CPURNSA	2.453	Maturity	07/20/2052		1,000	0	(4)	(4)	1	0

							$1,844	$2,110	$3,954	$356	$(206)

Total Swap Agreements							$1,552	$2,062	$3,614	$356	$(249)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$2	$230	$356	$588	$0	$(343)	$(249)	$(592)

(f)

Securities with an aggregate market value of $543 and cash of $6,901 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	1,927		$1,407	$22	$0
	04/2026	SGD	10		8	0	0
	04/2026		$193	GBP	146	0	0
	05/2026	GBP	146		$193	0	0

BOA	04/2026	BRL	13,883		2,660	0	(20)
	04/2026	CAD	106		77	1	0
	04/2026	CLP	17,304		20	1	0
	04/2026	CNH	496		72	0	0
	04/2026	COP	583,528		152	0	(7)
	04/2026	IDR	2,539,219		150	0	0
	04/2026	INR	25,370		270	2	0
	04/2026	JPY	26,173		164	0	(1)
	04/2026	KRW	236,191		160	3	0
	04/2026	PHP	1,199		20	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	225

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	PLN	405		$110	$0	$0
	04/2026	SGD	134		105	1	0
	04/2026	TWD	4,149		130	0	0
	04/2026		$2,662	BRL	13,883	19	0
	04/2026		30	CNH	207	0	0
	04/2026		19	COP	72,470	0	0
	04/2026		260	GBP	192	0	(6)
	04/2026		30	HUF	10,080	1	0
	04/2026		280	INR	26,323	0	0
	04/2026		34	MXN	633	1	0
	04/2026		678	PLN	2,486	0	(8)
	04/2026		110	ZAR	1,897	2	0
	05/2026		164	JPY	26,094	1	0
	06/2026	BRL	2		$0	0	0
	06/2026	CAD	100		73	1	0
	06/2026	ILS	843		273	4	0
	06/2026	MXN	2,580		144	1	0
	06/2026	NZD	100		59	1	0
	06/2026	PEN	526		156	5	0
	06/2026		$71	AUD	100	0	(2)
	06/2026		93	CLP	79,555	0	(7)
	06/2026		38	ILS	119	0	0
	06/2026		10	NOK	100	0	0
	10/2026	BRL	500		$91	0	(1)

BPS	04/2026	AUD	128		91	3	0
	04/2026	BRL	8,305		1,579	0	(24)
	04/2026	CLP	15,901		18	1	0
	04/2026	CNH	207		30	0	0
	04/2026	COP	731,722		191	0	(8)
	04/2026	ILS	821		266	5	0
	04/2026	INR	9,334		99	0	0
	04/2026	KRW	307,105		205	1	0
	04/2026	PLN	426		118	4	0
	04/2026	THB	18,775		581	11	0
	04/2026	TWD	2,831		88	0	0
	04/2026		$212	AUD	305	0	(2)
	04/2026		1,578	BRL	8,305	25	0
	04/2026		117	CLP	106,476	0	(2)
	04/2026		33	COP	122,359	0	0
	04/2026		919	IDR	15,556,313	0	(3)
	04/2026		170	ILS	539	1	0
	04/2026		157	INR	14,580	0	(3)
	04/2026		189	JPY	30,000	0	0
	04/2026		115	KRW	171,902	0	(1)
	04/2026		340	PHP	20,196	0	(7)
	04/2026		244	PLN	881	0	(7)
	04/2026		280	THB	8,888	0	(11)
	04/2026		521	TWD	16,657	0	(1)
	04/2026	ZAR	2,225		$131	0	0
	05/2026	ILS	538		170	0	(1)
	05/2026	INR	38,897		411	0	(2)
	05/2026	TWD	8,894		276	0	(1)
	05/2026		$160	BRL	840	1	0
	05/2026		208	IDR	3,540,009	1	0
	05/2026		42	THB	1,379	0	0
	06/2026	CLP	106,476		$117	2	0
	06/2026	IDR	675,341		40	0	0
	06/2026		$504	IDR	8,488,643	0	(5)
	07/2026	BRL	5,000		$930	0	(16)
	08/2026		$216	ZAR	3,586	0	(6)
	10/2026	BRL	3,600		$657	0	(10)

BRC	04/2026	CAD	315		227	1	0
	04/2026	IDR	1,174,516		69	0	0
	04/2026	MYR	79		20	1	0
	04/2026	NZD	94		55	1	0
	04/2026	PLN	418		116	4	0
	04/2026	TRY	42,429		933	0	(11)
	04/2026		$90	CZK	1,906	0	0
	04/2026		70	IDR	1,174,516	0	(1)
	04/2026		69	MYR	273	0	(2)
	04/2026		22	NOK	209	0	0

226	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$40	PLN	142	$0	$(2)
	04/2026		323	SEK	2,928	0	(13)
	04/2026		287	TRY	13,036	3	0
	04/2026	ZAR	10,219		$624	21	0
	05/2026	TRY	3,769		81	0	(1)
	05/2026		$227	CAD	315	0	(1)
	06/2026		74		100	0	(2)
	06/2026		10	IDR	168,749	0	0

BSH	04/2026	BRL	7,100		$1,340	0	(30)
	04/2026	GBP	275		366	2	0
	04/2026	JPY	114,269		716	0	(4)
	04/2026		$1,367	BRL	7,100	4	0
	04/2026		1,573	NZD	2,724	0	(7)
	04/2026		627	PLN	2,267	0	(16)
	05/2026	NZD	2,724		$1,575	7	0
	05/2026	PEN	1,382		405	9	0
	05/2026		$366	GBP	275	0	(2)
	05/2026		716	JPY	113,925	4	0
	10/2026	BRL	7,500		$1,384	0	(4)
	12/2026	PEN	3,060		904	35	0
	01/2027		$260	PEN	884	0	(10)

CBK	04/2026	AUD	199		$140	3	0
	04/2026	BRL	421		81	0	(1)
	04/2026	CAD	109		80	2	0
	04/2026	CLP	154,870		170	3	0
	04/2026	CNH	173		25	0	0
	04/2026	COP	410,601		108	0	(4)
	04/2026	EUR	740		850	0	(6)
	04/2026	GBP	189		253	3	0
	04/2026	IDR	2,528,782		149	1	0
	04/2026	INR	196,684		2,104	27	0
	04/2026	JPY	58,700		369	0	(1)
	04/2026	KRW	85,869		59	2	0
	04/2026	NOK	575		60	1	0
	04/2026	PEN	305		87	0	0
	04/2026	PHP	4,847		80	0	0
	04/2026	SEK	1,250		134	2	0
	04/2026	THB	18		1	0	0
	04/2026	TWD	4,726		149	2	0
	04/2026		$326	AUD	465	0	(5)
	04/2026		80	BRL	421	1	0
	04/2026		226	CAD	312	0	(1)
	04/2026		11	CLP	10,290	0	0
	04/2026		82	CNH	567	0	0
	04/2026		1,343	COP	4,971,787	9	0
	04/2026		425	EUR	368	0	0
	04/2026		229	GBP	172	0	(2)
	04/2026		69	IDR	1,171,793	0	0
	04/2026		5,364	INR	494,481	4	(131)
	04/2026		353	JPY	55,700	0	(2)
	04/2026		118	PEN	408	0	(1)
	04/2026		11	PLN	39	0	0
	04/2026		100	SEK	900	0	(5)
	04/2026		182	THB	5,922	0	(2)
	05/2026	THB	3,031		$98	6	0
	06/2026	CLP	105,244		119	5	0
	06/2026	COP	4,447,639		1,191	2	(1)
	06/2026	ILS	618		199	3	0
	06/2026	PEN	169		49	0	0
	06/2026		$130	IDR	2,185,395	0	(1)
	06/2026		80	PHP	4,866	0	0
	07/2026	PEN	1,147		$340	12	0
	08/2026		$108	ZAR	1,923	4	0
	09/2026	PEN	541		$157	2	0
	09/2026		$742	CLP	644,591	0	(46)
	09/2026		115	COP	453,573	4	0
	09/2026		77	MXN	1,372	0	(1)
	12/2026	PEN	361		$104	1	0

CIB	06/2026		$29	JPY	4,500	0	0
	06/2026	ZAR	1,715		$100	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	227

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	04/2026	CNH	203		$29	$0	$0
	04/2026	CZK	1,247		59	0	0
	04/2026	ILS	1,657		535	8	0
	04/2026	INR	76,526		812	5	(1)
	04/2026		$773	AUD	1,127	5	0
	04/2026		54	CNH	368	0	0
	04/2026		29	HUF	9,792	0	0
	04/2026		870	INR	82,073	6	(4)
	04/2026		2,986	SGD	3,814	0	(19)
	04/2026		181	THB	5,899	0	(2)
	05/2026	AUD	1,127		$773	0	(5)
	05/2026	SGD	3,805		2,986	19	0
	05/2026		$29	CNH	203	0	0
	06/2026	HUF	33,894		$100	0	(1)
	06/2026	THB	5,887		181	1	0
	06/2026		$10	ILS	31	0	0
	06/2026		165	PEN	570	0	(2)
	09/2026	PEN	139		$40	1	0

FAR	04/2026	AUD	876		621	16	0
	04/2026	CHF	1,138		1,474	51	0
	04/2026	GBP	83		112	2	0
	04/2026	JPY	121,605		762	0	(4)
	04/2026	PEN	133		38	0	0
	04/2026	PLN	465		129	4	0
	04/2026		$1,398	CHF	1,114	0	(5)
	04/2026		256	JPY	40,051	0	(4)
	04/2026		39	PEN	133	0	(1)
	04/2026		16	SGD	21	0	0
	05/2026	CHF	1,110		$1,398	5	0
	05/2026	ILS	895		283	0	(2)
	05/2026	SGD	21		16	0	0
	05/2026		$762	JPY	121,237	4	0
	06/2026	ILS	600		$195	3	0
	06/2026	MXN	1,875		108	4	0
	06/2026	PEN	441		128	1	0
	06/2026		$142	MXN	2,481	0	(5)
	09/2026	PEN	134		$39	1	0
	09/2026		$62	MXN	1,099	0	(2)

GLM	04/2026	BRL	19,743		$3,642	0	(169)
	04/2026	CLP	82,528		90	1	0
	04/2026	ILS	814		262	3	0
	04/2026	INR	14,785		161	4	0
	04/2026	MYR	753		189	3	0
	04/2026	PEN	403		120	4	0
	04/2026	THB	635		20	0	0
	04/2026	TWD	1,920		60	0	0
	04/2026		$3,763	BRL	19,743	49	0
	04/2026		72	CNH	496	0	0
	04/2026		17	HUF	5,902	1	0
	04/2026		25	IDR	420,297	0	0
	04/2026		40	INR	3,653	0	(1)
	04/2026		340	MXN	6,259	9	0
	04/2026		498	MYR	1,963	0	(14)
	04/2026		115	PEN	403	0	0
	04/2026		10	PLN	35	0	0
	04/2026		194	THB	6,202	0	(6)
	06/2026	BRL	6		$1	0	0
	06/2026	CLP	93,940		106	5	0
	06/2026	IDR	1,343,086		80	1	0
	06/2026	PLN	737		200	1	0
	06/2026	THB	3,052		93	0	0
	06/2026		$2,793	BRL	15,041	73	0
	06/2026		192	IDR	3,253,426	0	(1)
	06/2026		2,987	MXN	52,154	0	(95)
	06/2026		100	PLN	369	0	(1)
	07/2026	BRL	2,905		$538	0	(12)

IND	04/2026	EUR	5,846		6,903	146	0
	04/2026		$27	DKK	174	0	0
	05/2026	DKK	174		$27	0	0

JPM	04/2026	BRL	12,600		2,134	0	(298)

228	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	CNH	559		$81	$0	$0
	04/2026	CZK	756		35	0	0
	04/2026	INR	40,144		427	3	0
	04/2026	KRW	118,877		79	0	0
	04/2026	MXN	18,119		1,012	2	0
	04/2026	PLN	1,154		314	4	0
	04/2026	SGD	3,690		2,928	58	0
	04/2026	TWD	2,199		69	0	0
	04/2026		$2,413	BRL	12,600	20	0
	04/2026		130	CAD	177	0	(3)
	04/2026		86	HUF	28,787	0	0
	04/2026		70	ILS	218	0	0
	04/2026		427	INR	40,212	1	0
	04/2026		59	KRW	88,788	0	0
	04/2026		100	MXN	1,841	3	0
	04/2026		93	NOK	890	0	(1)
	04/2026		222	NZD	381	0	(3)
	04/2026		78	PHP	4,655	0	(1)
	04/2026		10	PLN	37	0	0
	04/2026		29	SGD	37	0	0
	04/2026		69	TWD	2,197	0	0
	04/2026	ZAR	30,696		$1,835	24	0
	05/2026	AUD	186		127	0	(1)
	05/2026	SGD	37		29	0	0
	05/2026		$31	CNH	213	0	0
	06/2026	AUD	200		$141	3	0
	06/2026	CAD	100		73	1	0
	06/2026	ILS	604		195	2	0
	06/2026	MXN	4,389		245	1	0
	06/2026		$226	ILS	703	0	(2)
	06/2026		20	JPY	3,200	0	0
	10/2026	BRL	1,000		$182	0	(3)

MBC	04/2026	CHF	164		206	1	0
	04/2026	COP	344,378		93	0	(1)
	04/2026	DKK	174		28	1	0
	04/2026	EUR	729		839	0	(4)
	04/2026	GBP	298		398	3	0
	04/2026	INR	15,120		163	3	0
	04/2026	JPY	96,779		606	0	(3)
	04/2026	NOK	8,828		902	0	(10)
	04/2026	SEK	2,680		286	3	0
	04/2026	THB	7,830		246	9	0
	04/2026		$301	AUD	435	0	(1)
	04/2026		108	CHF	84	0	(3)
	04/2026		552	EUR	477	0	(1)
	04/2026		447	GBP	335	0	(4)
	04/2026		50	IDR	848,067	0	0
	04/2026		550	JPY	86,562	1	(6)
	04/2026		952	KRW	1,393,709	0	(26)
	04/2026		83	MXN	1,533	2	0
	04/2026		258	NOK	2,463	0	(3)
	04/2026		94	PLN	336	0	(3)
	05/2026	THB	3,150		$102	6	0
	05/2026		$348	JPY	55,510	3	0
	05/2026		902	NOK	8,829	10	0
	06/2026	COP	526,339		$141	0	0
	06/2026	EUR	100		116	0	0
	06/2026	IDR	850,072		50	0	0
	06/2026	MXN	236		13	0	0
	07/2026		$93	COP	352,347	1	0

MYI	04/2026	MYR	275		$70	2	0
	04/2026		$311	EUR	269	0	0
	04/2026		47	MXN	864	1	0
	04/2026		383	PLN	1,356	0	(18)
	06/2026	EUR	100		$116	0	0
	06/2026	GBP	100		134	2	0
	06/2026	NOK	900		93	0	0
	06/2026	SEK	800		86	1	0

NGF	04/2026		$608	NOK	5,848	0	(4)
	04/2026		480	TRY	21,958	7	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	229

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	04/2026	COP	2,354,558		$615	$0	$(25)
	04/2026	NZD	3,011		1,800	70	0
	04/2026	THB	529		17	1	0
	04/2026		$1,549	CAD	2,145	0	(7)
	04/2026		478	INR	43,534	0	(19)
	04/2026		202	JPY	31,498	0	(4)
	04/2026		100	PLN	360	0	(3)
	04/2026		1,466	TWD	46,787	0	(4)
	05/2026	CAD	2,142		$1,549	7	0
	06/2026		$236	IDR	3,976,629	0	(2)

SOG	04/2026	EUR	368		$424	0	(1)
	04/2026		$130	CHF	104	0	0
	04/2026		7,587	EUR	6,569	12	(6)
	04/2026		1,117	JPY	173,734	0	(22)
	04/2026		11	SEK	103	0	0
	05/2026	CHF	104		$130	0	0
	05/2026	EUR	6,349		7,338	0	(12)
	05/2026	SEK	102		11	0	0
	05/2026		$425	EUR	368	1	0
	06/2026	IDR	336,441		$20	0	0
	06/2026	ILS	446		145	2	0
	06/2026	PEN	15,248		4,526	161	0
	06/2026		$117	EUR	100	0	(1)
	06/2026		20	IDR	338,154	0	0
	06/2026		22	SEK	200	0	(1)
	07/2026		182	PEN	614	0	(6)

SSB	04/2026	AUD	1,129		$804	25	0
	08/2026	COP	7,823,793		2,051	0	(14)

UAG	04/2026		636,748		171	0	(2)
	04/2026	CZK	1,527		73	1	0
	04/2026	INR	13,754		149	4	0
	04/2026	PLN	972		267	5	0
	04/2026	SGD	37		29	0	0
	04/2026	THB	5,283		162	2	0
	04/2026		$10	PEN	35	0	0
	04/2026		363	PLN	1,312	0	(10)
	04/2026		243	THB	7,825	0	(5)
	06/2026	CLP	75,415		$87	6	0
	06/2026	ILS	710		230	4	0
	06/2026	MXN	300		17	0	0
	06/2026		$183	COP	690,976	2	0
	06/2026		60	ILS	187	0	0
	06/2026		341	MXN	5,944	0	(11)

Total Forward Foreign Currency Contracts						$1,229	$(1,389)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	41,200	$76	$77
	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650	06/17/2026	11,000	20	27

						$ 96	$ 104

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,200	$5	$5
	Call - OTC USD versus HKD		7.800	08/24/2026	4,600	6	7
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	335	3	1
	Put - OTC USD versus KRW		1,400.000	07/13/2026	215	2	1
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	910	40	65

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	560	8	16
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	900	1	1

230	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	370	$5	$2

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,600	2	2
	Call - OTC USD versus HKD		7.800	08/24/2026	1,800	3	3

						$75	$103

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	21,400	$ 15	$32
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	3,200	7	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	1,400	11	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443	06/18/2026	2,500	16	12
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	2,800	4	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	4,700	4	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	600	53	46
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	600	53	52
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	50
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	49
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	900	77	75
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	900	78	72

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	2,500	10	8
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651	06/24/2026	2,200	19	20
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	2,400	20	19
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	700	4	4

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,600	129	97
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,100	169	143

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	124,100	623	451
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	124,100	623	801
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,200	16	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,400	208	196
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	1,900	164	155

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463	04/14/2026	2,400	11	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	1,400	8	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,500	132	117
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,500	132	128
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	4,800	387	291
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	6,300	508	430

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	2,500	24	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	2,300	14	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	300	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	2,300	203	179
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	2,300	203	197
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	1,100	77	92
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	1,100	77	70

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	23,200	18	44
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	22,700	17	31
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	22,800	17	35
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	200	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,500	33	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,200	44	13
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,200	32	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	600	53	47

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	231

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485%	08/07/2035	600	$53	$51

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,200	106	95
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,200	106	102

							$ 4,686	$4,254

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	4,000	$5	$34
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	15,500	5	13

					$10	$47

Total Purchased Options					$4,867	$4,508

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500%	05/20/2026	20,400	$ (26)	$ (6)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	27,100	(51)	(17)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	3,400	(4)	(3)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	06/17/2026	13,900	(20)	(5)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	06/17/2026	2,600	(4)	(3)

						$ (105)	$ (34)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,200	$(2)	$(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	4,600	(2)	(2)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	335	(1)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	215	0	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,810	(38)	(58)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	560	(2)	(3)
	Call - OTC USD versus BRL		5.700	04/23/2026	560	(5)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	900	0	0

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	370	(2)	(1)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,600	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	1,800	(1)	(1)

						$(54)	$(68)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	1,600	$(7)	$(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	1,600	(12)	(12)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	2,500	(15)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	1,800	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	100	0	(1)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589	04/30/2026	2,600	(10)	(9)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	2,200	(19)	(13)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	2,400	(19)	(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	2,000	(3)	(12)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	1,100	(2)	(3)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,300	(16)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	3,300	(3)	(11)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	2,700	(11)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	200	(1)	(1)

232	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695%	04/27/2026	200	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	1,600	(8)	(8)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	2,500	(23)	(33)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	2,700	(14)	(39)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	200	(1)	(2)

							$ (171)	$(217)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	1,600	$(3)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	1,600	(3)	(9)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	1,200	(3)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	300	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	2,000	(9)	(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	300	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	2,000	(8)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	3,500	(10)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	3,500	(7)	(19)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	500	(1)	(1)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	1,100	(2)	(5)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	900	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	800	(2)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	800	(2)	(1)

					$(56)	$(69)

Total Written Options					$(386)	$(388)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.169%	$200	$0	$(3)	$0	$(3)

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	100	(1)	1	0	0

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.147	400	3	(7)	0	(4)

							$2	$(9)	$0	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	490	$110	$(12)	$98	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,250	283	(33)	250	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		700	159	(19)	140	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		200	41	(1)	40	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,710	392	(49)	343	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		290	67	(9)	58	0

							$1,052	$(123)	$929	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	233

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	NDDUEAFE Index	375	3.970% (SOFR plus a specified spread)	Monthly	11/04/2026	$3,927	$0	$(14)	$0	$(14)

JPM	Receive	NDDUEAFE Index	2,544	3.925% (SOFR plus a specified spread)	Monthly	07/08/2026	26,644	0	(94)	0	(94)

MYI	Receive	NDDUEAFE Index	1,881	3.940% (SOFR plus a specified spread)	Monthly	06/03/2026	19,700	0	(70)	0	(70)
	Receive	NDDUEAFE Index	1,344	4.005% (SOFR plus a specified spread)	Monthly	11/18/2026	14,076	0	(51)	0	(51)

UAG	Receive	NDDUEAFE Index	373	3.915% (SOFR plus a specified spread)	Monthly	05/06/2026	3,907	0	(14)	0	(14)
	Receive	NDDUEAFE Index	10,073	4.015% (SOFR plus a specified spread)	Monthly	09/23/2026	105,496	0	(380)	0	(380)

								$0	$(623)	$0	$(623)

Total Swap Agreements								$1,054	$(755)	$929	$(630)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$22	$0	$0	$22	$0	$0	$0	$0	$22	$0	$22
BOA	44	479	98	621	(52)	(108)	0	(160)	461	0	461
BPS	55	51	250	356	(110)	(51)	0	(161)	195	(270)	(75)
BRC	31	240	0	271	(33)	(3)	(3)	(39)	232	0	232
BSH	61	0	0	61	(73)	0	0	(73)	(12)	0	(12)
CBK	99	0	140	239	(210)	0	(14)	(224)	15	260	275
CIB	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
DUB	45	1,604	0	1,649	(34)	(30)	0	(64)	1,585	0	1,585
FAR	91	0	0	91	(23)	0	0	(23)	68	0	68
GLM	154	991	0	1,145	(299)	(25)	0	(324)	821	341	1,162
GSC	0	47	0	47	0	(48)	0	(48)	(1)	0	(1)
GST	0	104	40	144	0	(34)	0	(34)	110	0	110
IND	146	0	0	146	0	0	0	0	146	0	146
JPM	122	548	343	1,013	(312)	(78)	(98)	(488)	525	3,148	3,673
MBC	43	5	0	48	(65)	(2)	0	(67)	(19)	0	(19)
MSC	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
MYC	0	242	58	300	0	(2)	0	(2)	298	0	298
MYI	6	0	0	6	(18)	0	(121)	(139)	(133)	4,132	3,999
NGF	7	197	0	204	(4)	0	0	(4)	200	0	200
SCX	78	0	0	78	(64)	0	0	(64)	14	0	14
SOG	176	0	0	176	(49)	0	0	(49)	127	0	127
SSB	25	0	0	25	(14)	0	0	(14)	11	0	11
UAG	24	0	0	24	(28)	0	(394)	(422)	(398)	13,487	13,089

Total Over the Counter	$1,229	$4,508	$929	$6,666	$(1,389)	$(388)	$(630)	$(2,407)

(h)

Securities with an aggregate market value of $21,368 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

234	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$2	$0	$0	$0	$0	$2
Futures	0	0	18	0	212	230
Swap Agreements	0	0	0	0	356	356

	$2	$0	$18	$0	$568	$588

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,229	$0	$1,229
Purchased Options	0	104	0	103	4,301	4,508
Swap Agreements	0	929	0	0	0	929

	$0	$1,033	$0	$1,332	$4,301	$6,666

	$2	$1,033	$18	$1,332	$4,869	$7,254

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$6	$0	$207	$0	$130	$343
Swap Agreements	0	43	0	0	206	249

	$6	$43	$207	$0	$336	$592

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,389	$0	$1,389
Written Options	0	34	0	68	286	388
Swap Agreements	0	7	623	0	0	630

	$0	$41	$623	$1,457	$286	$2,407

	$6	$84	$830	$1,457	$622	$2,999

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$128	$128
Futures	0	0	(350)	0	102	(248)
Swap Agreements	0	(125)	0	0	543	418

	$0	$(125)	$(350)	$0	$773	$298

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,551)	$0	$(2,551)
Purchased Options	0	0	0	4	(196)	(192)
Written Options	0	78	0	25	238	341
Swap Agreements	0	206	25,015	0	0	25,221

	$0	$284	$25,015	$(2,522)	$42	$22,819

	$0	$159	$24,665	$(2,522)	$815	$23,117

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	235

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)	March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(9)	$0	$0	$0	$0	$(9)
Futures	(106)	0	311	0	(683)	(478)
Swap Agreements	0	(51)	0	0	(397)	(448)

	$(115)	$(51)	$311	$0	$(1,080)	$(935)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(39)	$0	$(39)
Purchased Options	0	7	0	28	(378)	(343)
Written Options	0	70	0	(14)	(90)	(34)
Swap Agreements	0	(43)	1,441	0	0	1,398

	$0	$34	$1,441	$(25)	$(468)	$982

	$(115)	$(17)	$1,752	$(25)	$(1,548)	$47

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,225	$0	$3,225
Industrials	0	1,511	0	1,511
Utilities	0	491	0	491
U.S. Government Agencies	0	174,157	0	174,157
U.S. Treasury Obligations	0	8,035	0	8,035
Non-Agency Mortgage-Backed Securities	0	10,635	0	10,635
Asset-Backed Securities
Automobile ABS Other	0	2,863	0	2,863
Automobile Sequential	0	2,301	0	2,301
CMBS Other	0	5,372	0	5,372
Home Equity Other	0	16,727	0	16,727
Other ABS	0	16,522	500	17,022
Sovereign Issues	0	20,662	0	20,662
Exchange-Traded Funds	7,274	0	0	7,274
Short-Term Instruments
Commercial Paper	0	897	0	897
Repurchase Agreements	0	18,400	0	18,400
Short-Term Notes	0	1,883	0	1,883
Egypt Treasury Bills	0	3	0	3
U.S. Treasury Bills	0	14,766	0	14,766

	$7,274	$298,450	$500	$306,224

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,469	$0	$0	$19,469

Total Investments	$26,743	$298,450	$500	$325,693

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(22,417)	$0	$(22,417)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	151	437	0	588
Over the counter	0	6,666	0	6,666

	$151	$7,103	$0	$7,254

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(337)	(255)	0	(592)
Over the counter	0	(2,407)	0	(2,407)

	$(337)	$(2,662)	$0	$(2,999)

Total Financial Derivative Instruments	$(186)	$4,441	$0	$4,255

Totals	$26,557	$280,474	$500	$307,531

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

236	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 185.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Altice France SA
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~	$285	$286

Oi SA
TBD% due 12/30/2050 «~	211	2

Total Loan Participations and Assignments (Cost $480)		288

CORPORATE BONDS & NOTES 55.8%

BANKING & FINANCE 23.0%

Agree LP
2.000% due 06/15/2028	900	853
4.800% due 10/01/2032	1,800	1,786

AIA Group Ltd.
3.200% due 09/16/2040	900	692

Ally Financial, Inc.
6.848% due 01/03/2030 •	1,200	1,253

American Assets Trust LP
3.375% due 02/01/2031	1,100	992

American Tower Corp.
2.300% due 09/15/2031	2,800	2,467

Antares Holdings LP
3.750% due 07/15/2027	1,200	1,167

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	250	232

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	284	275

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	1,800	1,871

Bank of America Corp.
2.299% due 07/21/2032 •	300	265
3.419% due 12/20/2028 •	300	295
5.468% due 01/23/2035 •	1,700	1,736

Barclays PLC
5.690% due 03/12/2030 •	1,600	1,644
6.692% due 09/13/2034 •	1,600	1,732

BNP Paribas SA
3.132% due 01/20/2033 •(h)	1,300	1,169

BPCE SA
4.760% due 01/13/2032 •	800	789

Brixmor Operating Partnership LP
4.125% due 05/15/2029	200	197

Cantor Fitzgerald LP
7.200% due 12/12/2028	1,600	1,663

Capital One NA
4.650% due 09/13/2028	1,000	1,004

Commonwealth Bank of Australia
3.743% due 09/12/2039 (f)	1,300	1,064

COPT Defense Properties LP
2.900% due 12/01/2033	2,100	1,778

CoStar Group, Inc.
2.800% due 07/15/2030	600	543

Cousins Properties LP
5.250% due 07/15/2030	500	507

Credit Agricole SA
4.656% due 01/12/2032 •	700	691

Credit Suisse AG AT1 Claim	200	70

Crown Castle, Inc.
3.250% due 01/15/2051	600	384
4.000% due 11/15/2049	800	582

Deutsche Bank AG
3.729% due 01/14/2032 •	1,300	1,209
3.742% due 01/07/2033 •	3,600	3,282

Equitable Holdings, Inc.
4.572% due 02/15/2029	257	255

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	600	598

Ford Motor Credit Co. LLC
2.700% due 08/10/2026	1,200	1,191

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 03/08/2034		$600	$595

GA Global Funding Trust
2.900% due 01/06/2032		1,100	952

Global Atlantic Fin Co.
3.125% due 06/15/2031		1,950	1,710

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		3,500	3,123

Goldman Sachs Group, Inc.
4.148% due 01/21/2029 •		1,400	1,392
5.727% due 04/25/2030 •		1,500	1,548

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		215	214

Healthcare Realty Holdings LP
3.500% due 08/01/2026		1,300	1,296

HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,479
4.041% due 03/13/2028 •		300	299
5.402% due 08/11/2033 •		300	305
6.254% due 03/09/2034 •		1,600	1,696

ING Groep NV
5.550% due 03/19/2035 •		700	711

Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	2,311

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,300	2,757

JPMorgan Chase & Co.
4.347% due 01/22/2032 •		1,100	1,085
5.350% due 06/01/2034 •		1,800	1,837

Lloyds Banking Group PLC
5.679% due 01/05/2035 •		2,500	2,569

LXP Industrial Trust
2.700% due 09/15/2030		500	456

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		600	540

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,262

Morgan Stanley
0.000% due 04/02/2032 þ(g)		8,600	6,408
5.173% due 01/16/2030 •		100	101

Nasdaq, Inc.
2.500% due 12/21/2040		1,100	765

National Health Investors, Inc.
3.000% due 02/01/2031		800	720

Nationwide Building Society
4.000% due 09/14/2026		1,130	1,127

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		600	446

NatWest Group PLC
5.076% due 01/27/2030 •		1,200	1,214
5.778% due 03/01/2035 •		1,800	1,861

Nomura Holdings, Inc.
2.999% due 01/22/2032		2,300	2,069
3.103% due 01/16/2030		500	472

Nykredit Realkredit AS
1.500% due 10/01/2052	DKK	4,722	568
1.500% due 10/01/2053		2,028	250

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		$1,600	1,480

OneMain Finance Corp.
3.500% due 01/15/2027		2,300	2,258

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875% due 05/15/2029		900	865

Prologis LP
3.375% due 12/15/2027		300	296

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,400	1,240

Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,000	919

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,400	1,377
4.320% due 09/22/2029 •		1,200	1,189

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	1,100	1,266

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Standard Chartered PLC
3.603% due 01/12/2033 •		$2,200	$1,997

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		1,100	1,073

Store Capital LLC
2.700% due 12/01/2031		2,800	2,438

Sumitomo Mitsui Financial Group, Inc.
5.424% due 07/09/2031		1,500	1,536

SURA Asset Management SA
4.375% due 04/11/2027		270	270

Synchrony Financial
2.875% due 10/28/2031 (h)		4,900	4,277

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		600	596

Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	979

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027	GBP	27	35

UBS Group AG
3.091% due 05/14/2032 •		$1,400	1,284
3.869% due 01/12/2029 •		1,700	1,681
4.194% due 04/01/2031 •		250	245
5.428% due 02/08/2030 •		2,100	2,146
6.301% due 09/22/2034 •		1,700	1,808

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		1,300	1,264

Wells Fargo & Co.
2.572% due 02/11/2031 •		1,600	1,480
4.078% due 09/15/2029 •		1,200	1,187
5.198% due 01/23/2030 •		1,700	1,727

			115,287

INDUSTRIALS 26.2%

Air Canada Pass-Through Trust
5.250% due 10/01/2030		590	599

Aker BP ASA
3.100% due 07/15/2031		1,000	914

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		796	797

Alcon Finance Corp.
3.800% due 09/23/2049		500	374

Altria Group, Inc.
4.800% due 02/14/2029		258	260

American Airlines Pass-Through Trust
2.875% due 01/11/2036		2,518	2,257
3.350% due 04/15/2031		1,248	1,207
3.375% due 11/01/2028		948	937
3.600% due 04/15/2031		149	142
3.650% due 12/15/2029		292	284

Amgen, Inc.
3.350% due 02/22/2032		1,600	1,491

Aptiv Swiss Holdings Ltd.
3.100% due 12/01/2051		3,600	2,223

Arrow Electronics, Inc.
2.950% due 02/15/2032		800	707

Ashtead Capital, Inc.
5.800% due 04/15/2034		1,700	1,734

AutoNation, Inc.
4.750% due 06/01/2030		400	398

Bacardi Ltd.
4.700% due 05/15/2028		1,200	1,199

BAT Capital Corp.
6.421% due 08/02/2033		1,800	1,953

Bayer U.S. Finance LLC
6.500% due 11/21/2033		3,000	3,191

Beignet Investor LLC
6.581% due 05/30/2049		5,900	6,071

BMS Ireland Capital Funding DAC
3.857% due 11/10/2038	EUR	500	561

Boardwalk Pipelines LP
3.400% due 02/15/2031		$2,000	1,867

Boeing Co.
3.250% due 02/01/2035		700	600

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	237

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.600% due 05/01/2034	$700	$627
6.528% due 05/01/2034	4,000	4,359

British Airways Pass-Through Trust
3.300% due 06/15/2034	1,895	1,796
3.800% due 03/20/2033	452	442
4.125% due 03/20/2033	732	708

Broadcom, Inc.
4.300% due 11/15/2032	1,300	1,266

Cameron LNG LLC
3.302% due 01/15/2035	300	261

Carrier Global Corp.
3.377% due 04/05/2040	500	394

Catholic Health Services of Long Island Obligated Group
3.368% due 07/01/2050	500	341

CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031	1,100	1,006

Centene Corp.
2.450% due 07/15/2028	1,400	1,305
4.625% due 12/15/2029	500	475

Charter Communications Operating LLC/Charter Communications Operating Capital
4.400% due 12/01/2061	4,200	2,700
5.375% due 05/01/2047	1,300	1,047

Cheniere Energy, Inc.
5.200% due 07/30/2036	1,400	1,386

Conagra Brands, Inc.
5.300% due 11/01/2038	1,100	1,024
5.750% due 08/01/2035 (h)	400	401

Continental Resources, Inc.
2.268% due 11/15/2026	2,000	1,968

CVS Health Corp.
5.050% due 03/25/2048	800	687

CVS Pass-Through Trust
4.704% due 01/10/2036	2,010	1,898

DAE Funding LLC
3.375% due 03/20/2028	1,900	1,830

Energy Transfer LP
4.150% due 09/15/2029	700	691
4.550% due 01/15/2031	1,100	1,090
6.625% due 10/15/2036	500	541
7.500% due 07/01/2038	400	460

Ferguson Enterprises, Inc.
4.350% due 03/15/2031	600	591

Ferguson Finance PLC
3.250% due 06/02/2030	400	377

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	2,400	2,186

Fresenius Medical Care U.S. Finance III, Inc.
2.375% due 02/16/2031	700	621

Global Payments, Inc.
2.900% due 05/15/2030	400	366
2.900% due 11/15/2031	3,100	2,720

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	700	637

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875% due 07/01/2031	2,100	1,897

Humana, Inc.
5.375% due 04/15/2031	1,400	1,415

Huntsman International LLC
4.500% due 05/01/2029	500	468

Hyatt Hotels Corp.
5.375% due 12/15/2031	1,285	1,301

Hyundai Capital America
2.100% due 09/15/2028	1,700	1,601

Imperial Brands Finance PLC
6.125% due 07/27/2027	800	816

IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032	1,300	1,306

JetBlue Pass-Through Trust
4.000% due 05/15/2034	1,144	1,086

Leidos, Inc.
4.375% due 05/15/2030	400	394

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mars, Inc.
5.650% due 05/01/2045		$1,100	$1,087

Marvell Technology, Inc.
1.650% due 04/15/2026		1,700	1,698

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	961
5.750% due 07/21/2028		600	588

Motorola Solutions, Inc.
2.300% due 11/15/2030		1,200	1,082

MPLX LP
2.650% due 08/15/2030		700	645

National Fuel Gas Co.
2.950% due 03/01/2031		1,000	909

Newmont Corp./Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		201	200

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		3,100	2,818

NTT Finance Corp.
5.171% due 07/16/2032		600	605

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.250% due 11/30/2051		1,300	834

Oracle Corp.
5.950% due 09/26/2055 (h)		1,500	1,263

Penske Truck Leasing Co. LP/PTL Finance Corp.
3.350% due 11/01/2029		500	478

Petroleos Mexicanos
6.950% due 01/28/2060		3,228	2,546

Prosus NV
4.987% due 01/19/2052		3,400	2,593

PTC, Inc.
4.000% due 02/15/2028		400	390

QatarEnergy
3.125% due 07/12/2041		1,500	1,092

Rackspace Technology Global, Inc.
5.375% due 12/01/2028		1,000	410

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		1,200	1,064

Revvity, Inc.
3.300% due 09/15/2029		300	287

Rogers Communications, Inc.
3.800% due 03/15/2032		1,200	1,121

Royalty Pharma PLC
4.450% due 03/25/2031		1,200	1,186

Santos Finance Ltd.
3.649% due 04/29/2031		900	843

Sasol Financing USA LLC
4.375% due 09/18/2026		500	498

Saudi Arabian Oil Co.
6.000% due 02/02/2056		800	755

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		93	92

Studio City Finance Ltd.
5.000% due 01/15/2029		500	469

T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,463
3.875% due 04/15/2030		400	390
5.150% due 04/15/2034		1,400	1,411

TD SYNNEX Corp.
1.750% due 08/09/2026		800	792
2.375% due 08/09/2028		1,600	1,519

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,700	2,531

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	118	172

Time Warner Cable LLC
5.875% due 11/15/2040		$400	363

TMS Issuer SARL
5.780% due 08/23/2032		1,100	1,117

TransCanada PipeLines Ltd.
7.250% due 08/15/2038		150	171

Tyson Foods, Inc.
5.400% due 03/15/2029		1,300	1,334
5.700% due 03/15/2034		1,800	1,864

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Airlines Pass-Through Trust
3.500% due 09/01/2031		$869	$846
4.000% due 10/11/2027		429	428
5.875% due 04/15/2029		2,182	2,219

Utah Acquisition Sub, Inc.
5.250% due 06/15/2046		100	80

Vale Overseas Ltd.
3.750% due 07/08/2030		300	286

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		900	926

Vessel Management Services, Inc.
3.432% due 08/15/2036		1,040	947

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	300	320
7.750% due 04/15/2032		$200	192

VMware LLC
2.200% due 08/15/2031		4,200	3,688

Volkswagen Group of America Finance LLC
4.850% due 09/11/2030		800	793

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	1,600	1,789

Williams Cos., Inc.
8.750% due 03/15/2032		$137	163

Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,594
4.500% due 03/04/2029		700	697

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		400	399

			131,259

UTILITIES 6.6%

AEP Texas, Inc.
5.400% due 06/01/2033		600	608

American Water Capital Corp.
4.150% due 06/01/2049		300	236

AT&T, Inc.
3.800% due 12/01/2057		2,681	1,814
5.850% due 04/30/2046		900	878
6.000% due 04/30/2056		1,900	1,860
6.050% due 08/15/2056		1,000	986

Duke Energy Carolinas LLC
6.450% due 10/15/2032		700	762

Edison International
5.450% due 06/15/2029		1,500	1,515

Electricite de France SA
4.875% due 09/21/2038		1,400	1,298

ENEL Finance International NV
4.375% due 09/30/2030		1,300	1,277

Entergy Texas, Inc.
5.800% due 09/01/2053		1,200	1,188

FirstEnergy Corp.
4.850% due 07/15/2047		545	466

Jersey Central Power & Light Co.
4.400% due 01/15/2031		600	592

New York State Electric & Gas Corp.
5.850% due 08/15/2033		600	626

NextEra Energy Capital Holdings, Inc.
4.670% due 06/12/2035	CAD	1,500	1,085

NRG Energy, Inc.
2.450% due 12/02/2027		$1,100	1,060

Pacific Gas & Electric Co.
3.300% due 12/01/2027		500	490
4.200% due 06/01/2041		700	565
4.250% due 03/15/2046		500	380
4.400% due 03/01/2032		2,500	2,412
4.550% due 07/01/2030		1,300	1,283
6.000% due 08/15/2035		200	207
6.100% due 10/15/2055		1,100	1,057

PacifiCorp
5.300% due 02/15/2031		1,700	1,724
5.750% due 04/01/2037		400	396
6.250% due 10/15/2037		800	829

238	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Service Co. of Colorado
5.150% due 09/15/2035	$1,100	$1,097

Puget Energy, Inc.
4.100% due 06/15/2030	500	485

Sempra
5.500% due 08/01/2033	600	618
6.000% due 10/15/2039	500	512

Southern California Edison Co.
3.650% due 02/01/2050	200	137
5.625% due 02/01/2036	200	201
6.650% due 04/01/2029	200	208

Southern Co. Gas Capital Corp.
4.400% due 06/01/2043	1,600	1,348

Telefonica Europe BV
8.250% due 09/15/2030	1,250	1,417

Virginia Electric & Power Co.
8.875% due 11/15/2038	300	391

Vistra Operations Co. LLC
5.350% due 01/31/2036	1,100	1,077

Xcel Energy, Inc.
5.450% due 08/15/2033	300	306

		33,391

Total Corporate Bonds & Notes (Cost $301,236)		279,937

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 (d)(g)	104	12

Total Convertible Bonds & Notes (Cost $15)		12

MUNICIPAL BONDS & NOTES 2.4%

CALIFORNIA 0.9%

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	230

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	1,500	1,190

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,365	1,482

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	1,634

		4,536

GEORGIA 0.5%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,275	2,442

MARYLAND 0.3%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.197% due 07/01/2050	2,200	1,500

OHIO 0.4%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,054

TEXAS 0.3%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.919% due 11/01/2050	2,400	1,661

Total Municipal Bonds & Notes (Cost $14,341)		12,193

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 26.1%

Federal Home Loan Mortgage Corp.
4.000% due 08/01/2048	$22	$21
5.500% due 01/01/2055	1,999	2,010
6.750% due 03/15/2031	1,900	2,136

Federal Home Loan Mortgage Corp. REMICS
5.000% due 04/15/2038	20	20

Federal Home Loan Mortgage Corp. STRIPS
0.000% due 03/15/2031 (d)	1,100	901

Federal National Mortgage Association
3.500% due 08/01/2046	1,800	1,686
4.000% due 10/01/2047 - 06/01/2049	112	108
6.210% due 08/06/2038	9,643	11,080

Federal National Mortgage Association Principal STRIPS
0.000% due 11/15/2030 (d)	10,700	8,890

Government National Mortgage Association
4.000% due 06/20/2048	89	85

Government National Mortgage Association REMICS
3.500% due 11/20/2044	1,952	1,690
5.500% due 10/20/2037	588	595

Government National Mortgage Association, TBA
4.000% due 04/01/2056	3,500	3,279
4.500% due 06/01/2040 - 05/01/2056	2,400	2,315
5.000% due 05/01/2056	2,500	2,471
6.000% due 05/01/2056	1,000	1,016

Resolution Funding Corp. Interest STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,961

Resolution Funding Corp. Principal STRIPS
0.000% due 04/15/2030 (d)	4,100	3,482

Seasoned Loans Structured Transaction Trust
2.750% due 11/25/2029	713	679

U.S. Small Business Administration
5.290% due 12/01/2027	10	10

Uniform Mortgage-Backed Security, TBA
5.000% due 04/01/2056	20,900	20,615
5.500% due 06/01/2056	62,525	62,669
6.000% due 06/01/2056	2,940	2,993

Total U.S. Government Agencies (Cost $131,384)		130,712

U.S. TREASURY OBLIGATIONS 89.6%

U.S. Treasury Bonds
1.375% due 11/15/2040 (h)(j)(l)	4,500	2,900
1.375% due 08/15/2050	900	440
1.625% due 11/15/2050 (j)	10,600	5,533
1.875% due 02/15/2041 (h)	71,700	49,698
1.875% due 02/15/2051 (j)	7,570	4,205
1.875% due 11/15/2051 (h)(l)	1,525	838
2.000% due 11/15/2041 (h)	108,500	75,073
2.000% due 02/15/2050 (j)	6,800	3,961
2.000% due 08/15/2051 (h)(l)	6,675	3,803
2.250% due 05/15/2041 (h)	39,700	28,946
2.250% due 08/15/2049 (h)(l)	21,963	13,666
2.375% due 02/15/2042 (h)(j)(l)	3,500	2,552
2.375% due 11/15/2049 (j)	7,820	4,984
2.375% due 05/15/2051 (h)(j)(l)	11,928	7,465
2.750% due 08/15/2042 (h)(j)(l)	600	459
2.875% due 05/15/2043 (j)	1,637	1,258
2.875% due 05/15/2049 (h)(l)	2,200	1,565
3.000% due 02/15/2048 (h)(l)	15,200	11,213
3.000% due 08/15/2048 (h)(j)(l)	2,900	2,129
3.000% due 02/15/2049 (j)	7,100	5,188
3.125% due 02/15/2043 (h)(j)	17,300	13,858
3.250% due 05/15/2042 (h)	24,600	20,277
3.375% due 11/15/2048	7,400	5,801
3.875% due 05/15/2043 (h)	30,950	27,440
4.125% due 08/15/2044 (j)	4,200	3,812
4.250% due 08/15/2054 (l)	4,000	3,583
4.375% due 05/15/2041 (h)	12,650	12,188
4.375% due 08/15/2043	5,800	5,476
4.500% due 11/15/2054 (h)	14,500	13,550
4.625% due 11/15/2045 (h)	12,900	12,444
4.625% due 02/15/2055 (h)	34,400	32,818
4.625% due 11/15/2055 (h)(l)	550	526

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 11/15/2043 (h)(j)(l)	$11,500	$11,365
4.750% due 05/15/2055 (h)	19,800	19,286
4.750% due 08/15/2055 (h)	5,025	4,898
4.875% due 08/15/2045 (h)	5,756	5,738

U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	18,362	9,778
0.125% due 02/15/2052	818	425
0.250% due 02/15/2050	4,301	2,438
0.625% due 02/15/2043	707	522
0.750% due 02/15/2045 (j)	2,348	1,689
1.000% due 02/15/2049 (j)	1,422	1,007
2.125% due 02/15/2054	1,907	1,683

U.S. Treasury STRIPS Coupon
0.000% due 02/15/2040 (a)	300	154
0.000% due 05/15/2041 (a)	1,100	523
0.000% due 08/15/2041 (a)	1,700	797
0.000% due 11/15/2041 (a)	600	277
0.000% due 08/15/2040 (d)(j)	4,500	2,287
0.000% due 11/15/2040 (d)	12,200	6,108
0.000% due 05/15/2043 (d)	5,800	2,494
0.000% due 11/15/2043 (d)	1,000	417

Total U.S. Treasury Obligations (Cost $536,031)		449,535

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

American Home Mortgage Investment Trust
4.373% due 11/25/2045 •	525	482

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	1,200	1,095

Bear Stearns ARM Trust
4.991% due 01/25/2035 ~	1	1

Citigroup Mortgage Loan Trust, Inc.
6.033% due 03/25/2034 ~	18	16

CSMC Trust
3.392% due 04/25/2043 ~	229	225

DSLA Mortgage Loan Trust
4.909% due 07/19/2044 ~	12	11

GSMPS Mortgage Loan Trust
4.143% due 01/25/2036 •	548	441

IndyMac IMSC Mortgage Loan Trust
4.153% due 07/25/2047 •	52	35

IndyMac INDX Mortgage Loan Trust
4.173% due 04/25/2037 •	767	688

Merrill Lynch Mortgage Investors Trust
6.019% due 11/25/2035 •	126	121

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	405	393
4.500% due 05/25/2058 ~	93	91

Structured Adjustable Rate Mortgage Loan Trust
5.939% due 02/25/2034 ~	2	2

Structured Asset Mortgage Investments II Trust
4.173% due 07/25/2046 •	24	17
4.233% due 05/25/2036 •	41	34

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	250	241
4.793% due 05/25/2058 •	49	50
4.793% due 10/25/2059 •	35	35

WaMu Mortgage Pass-Through Certificates Trust
3.412% due 01/25/2037 ~	346	302
4.163% due 05/25/2034 •	444	417
4.633% due 06/25/2044 •	34	35
4.907% due 08/25/2046 •	329	290

Total Non-Agency Mortgage-Backed Securities (Cost $5,228)		5,022

ASSET-BACKED SECURITIES 1.7%

HOME EQUITY OTHER 0.5%

Accredited Mortgage Loan Trust
4.663% due 01/25/2035 •	220	216

Countrywide Asset-Backed Certificates Trust
3.370% due 04/25/2036 •	1,800	1,700

EquiFirst Loan Securitization Trust
4.133% due 04/25/2037 •	461	434

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	239

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Acquisition Corp.
4.498% due 09/25/2035 •		$90	$91

Securitized Asset-Backed Receivables LLC Trust
4.273% due 03/25/2036 •		83	83

Structured Asset Investment Loan Trust
4.093% due 06/25/2036 •		35	35

			2,559

OTHER ABS 1.2%

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •		2,900	2,910

Harvest CLO XXI DAC
2.776% due 07/15/2031 •	EUR	540	625

Nelnet Student Loan Trust
4.670% due 06/22/2065		$717	710
5.023% due 06/22/2065 •		628	633

SLM Private Education Loan Trust
8.537% due 10/15/2041 •		1,102	1,157

			6,035

Total Asset-Backed Securities (Cost $8,558)			8,594

SOVEREIGN ISSUES 6.2%

Australia Government Bonds
1.000% due 11/21/2031	AUD	1,800	1,015
2.750% due 06/21/2035		2,200	1,272

Brazil Government International Bonds
7.125% due 05/13/2054		$1,100	1,083
7.250% due 01/12/2056		604	594

Colombia Government International Bonds
5.375% due 01/21/2029		300	298

Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR	500	595

Israel Government International Bonds
5.750% due 03/12/2054		$1,800	1,677

Mexico Government International Bonds
4.750% due 03/22/2031		200	196
5.375% due 03/22/2033		200	196

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 09/22/2035		$400	$387
6.400% due 05/07/2054		1,400	1,314

New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	1,000	528
4.750% due 02/20/2037		200	128

Peru Government International Bonds
5.400% due 08/12/2034	PEN	2,500	682
6.150% due 08/12/2032		12,130	3,645
6.950% due 08/12/2031		240	75

Perusahaan Penerbit SBSN Indonesia III
2.800% due 06/23/2030		$700	642

Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	900	496
4.500% due 08/22/2035		200	127

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	2,800	133
8.500% due 01/31/2037		17,300	956
8.750% due 01/31/2044		470	25
8.750% due 02/28/2048		2,800	150
8.875% due 02/28/2035		65,880	3,826
9.000% due 01/31/2040		3,430	191

Romania Government International Bonds
5.625% due 05/30/2037	EUR	1,300	1,416

Saudi Government International Bonds
5.000% due 01/16/2034		$1,700	1,694

Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	300	140
2.250% due 09/15/2033		500	278

U.K. Gilts
4.375% due 07/31/2054	GBP	6,840	7,539

Total Sovereign Issues (Cost $32,088)			31,298

		SHARES
COMMON STOCKS 0.0%

REAL ESTATE 0.0%

Country Garden Holdings Co. Ltd. (b)		50,241	2

Total Common Stocks (Cost $0)			2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.0%

U.S. TREASURY BILLS 3.0%
3.701% due 06/09/2026 - 07/21/2026 (c)(d)(h)(l)	$15,272	$15,121

Total Short-Term Instruments (Cost $15,120)		15,121

Total Investments in Securities (Cost $1,044,481)		932,714

	SHARES
INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%

PIMCO Short-Term Floating NAV Portfolio III	898,174	8,747

Total Short-Term Instruments (Cost $8,747)		8,747

Total Investments in Affiliates (Cost $8,747)		8,747

Total Investments 187.6% (Cost $1,053,228)		$941,461

Financial Derivative Instruments (i)(k) (1.1)% (Cost or Premiums, net $13,855)		(5,551)

Other Assets and Liabilities, net (86.5)%		(434,185)

Net Assets 100.0%		$501,725

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Contingent convertible security.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Country Garden Holdings Co. Ltd.	0.000%	12/31/2031	12/31/2025	$15	$12	0.00%
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,774	6,408	1.28

				$ 7,789	$6,420	1.28%

240	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	3.780%	03/11/2026	04/06/2026		$(1,800)	$(1,804)
BOO	3.770	02/25/2026	04/01/2026		(14,435)	(14,488)
BOS	3.500	03/27/2026	06/12/2026		(1,123)	(1,123)
	3.750	03/30/2026	04/06/2026		(2,145)	(2,145)
	3.770	03/31/2026	04/07/2026		(9,210)	(9,211)
BRC	3.250	03/20/2026	05/01/2026		(386)	(387)
	3.650	12/12/2025	TBD	(2)	(3,848)	(3,890)
BSN	3.770	03/06/2026	04/06/2026		(99,201)	(99,471)
DEU	3.750	03/19/2026	04/09/2026		(1,893)	(1,895)
	3.760	03/30/2026	04/06/2026		(2,581)	(2,582)
	3.760	03/31/2026	04/07/2026		(2,433)	(2,434)
	3.770	03/03/2026	04/07/2026		(2,814)	(2,822)
	3.770	03/04/2026	04/08/2026		(489)	(491)
	3.770	03/24/2026	04/07/2026		(12,719)	(12,730)
	3.770	03/25/2026	04/01/2026		(2,631)	(2,633)
JPS	3.650	03/20/2026	05/01/2026		(1,283)	(1,285)
	3.760	03/09/2026	04/20/2026		(1,566)	(1,570)
	3.760	03/12/2026	04/23/2026		(1,000)	(1,002)
	3.760	03/13/2026	04/17/2026		(723)	(724)
	3.760	03/20/2026	04/13/2026		(4,032)	(4,037)
	3.760	03/23/2026	04/06/2026		(1,782)	(1,784)
STR	3.730	04/01/2026	04/02/2026		(131,177)	(131,177)
	3.760	03/31/2026	04/01/2026		(128,410)	(128,410)

Total Reverse Repurchase Agreements						$(428,095)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	3.740%	04/01/2026	04/08/2026	$(8,556)	$(8,556)
	3.770	03/26/2026	04/09/2026	(488)	(488)
	3.770	03/27/2026	04/06/2026	(13,269)	(13,276)
	3.780	03/16/2026	04/06/2026	(451)	(452)
TDM	3.770	03/12/2026	04/23/2026	(493)	(494)
UBS	3.770	02/24/2026	04/24/2026	(29,940)	(30,053)

Total Sale-Buyback Transactions					$(53,319)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(1,804)	$0	$(1,804)	$1,734	$(70)
BOO	0	(14,488)	0	(14,488)	14,371	(117)
BOS	0	(12,479)	0	(12,479)	12,468	(11)
BRC	0	(4,277)	0	(4,277)	4,329	52
BSN	0	(99,471)	0	(99,471)	98,473	(998)
DEU	0	(25,587)	0	(25,587)	25,263	(324)
JPS	0	(10,402)	0	(10,402)	10,440	38
STR	0	(259,587)	0	(259,587)	130,161	(129,426)

Master Securities Forward Transaction Agreement
BCY	0	0	(22,772)	(22,772)	22,592	(180)
TDM	0	0	(494)	(494)	482	(12)
UBS	0	0	(30,053)	(30,053)	29,951	(102)

Total Borrowings and Other Financing Transactions	$0	$(428,095)	$(53,319)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	241

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(2,795)	$(3,890)	$(6,685)
U.S. Treasury Obligations	(145,531)	(144,702)	0	0	(290,233)

Total	$(145,531)	$(144,702)	$(2,795)	$(3,890)	$(296,918)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(53,319)	0	0	(53,319)

Total	$0	$(53,319)	$0	$0	$(53,319)

Total Borrowings	$(145,531)	$(198,021)	$(2,795)	$(3,890)	$(350,237)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(350,237)

(h)	Securities with an aggregate market value of $349,752 and cash of $512 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(303,149) at a weighted average interest rate of 4.130%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(87) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(131,177) is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	62	$	4,609	$19	$43	$0
E-Mini S&P 500 Index June Futures	06/2026	259		85,091	(925)	2,199	(1)
Euro-Bund June Futures	06/2026	17		2,464	(11)	18	0
Long Guilt June Futures	06/2026	52		6,042	(52)	46	0

					$(969)	$2,306	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2026	306	$	(33,103)	$466	$0	$(43)
U.S. Treasury 10-Year Note June Futures	06/2026	123		(13,659)	268	0	(29)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	279		(31,671)	723	0	(83)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	294		(34,269)	(90)	0	(64)

					$1,367	$0	$(219)

Total Futures Contracts					$398	$2,306	$(220)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.185%	$	600	$13	$(9)	$4	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.234		700	12	(11)	1	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.247		1,200	14	(7)	7	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.319		1,300	(7)	18	11	0	0

242	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395	$	200	$(1)	$4	$3	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2030	0.712		300	5	(1)	4	0	0
Boeing Co.	1.000	Quarterly	06/20/2031			1,400	19	(4)	15	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.198	EUR	200	(2)	5	3	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.142	$	1,400	(2)	11	9	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		2,400	15	(9)	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.292		390	74	(60)	14	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.565		530	64	(13)	51	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		1,100	7	(5)	2	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2028	0.447		700	(13)	21	8	1	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		1,000	22	(45)	(23)	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.221		4,300	97	(88)	9	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.240		900	21	(16)	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.368		700	0	10	10	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		200	(1)	4	3	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.426	EUR	900	7	6	13	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.106	$	6,300	45	(2)	43	0	0

							$389	$(191)	$198	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	460	$(18)	$19	$1	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		200	(10)	10	0	1	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031		200	(9)	1	(8)	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		300	7	(1)	6	1	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		30,800	658	(102)	556	60	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		21,775	368	15	383	47	0
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	2,200	50	(12)	38	3	0

						$1,046	$(70)	$976	$113	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	4,900	$243	$(34)	$209	$0	$(16)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		5,100	292	(25)	267	0	(20)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	300,000	52	5	57	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		60,000	(40)	1	(39)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		40,000	(51)	2	(49)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.667	Annual	05/31/2028		$22,000	23	33	56	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		6,400	106	21	127	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		89,800	5,357	8,781	14,137	0	(89)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	4,216	3,423	7,639	0	(65)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		1,970	53	(3)	50	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		700	7	(3)	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		700	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		700	6	(1)	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		900	19	(1)	18	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		790	18	(1)	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		400	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		500	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		500	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		30	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		900	(4)	(4)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		500	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		400	11	(1)	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		6,700	78	(18)	60	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		700	9	(2)	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		700	8	(3)	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,800	191	13	204	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.776	Annual	02/15/2055		700	42	2	44	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		8,500	1,266	78	1,344	31	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	39,600	(283)	(41)	(324)	11	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		2,000	(3)	(1)	(4)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	243

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	13.927%	Maturity	01/04/2027	BRL	19,400	$(28)	$(7)	$(35)	$0	$(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,300	(2)	0	(2)	0	0
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029		5,000	20	(2)	18	0	(6)
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029		20,500	81	(6)	75	0	(24)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		10,600	(36)	(13)	(49)	0	(6)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,100	(4)	(1)	(5)	0	(1)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		1,500	(5)	1	(4)	2	0
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029		15,100	(41)	8	(33)	18	0
Pay	1-Year BRL-CDI	13.657	Maturity	01/02/2031		7,700	(9)	9	0	10	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		2,200	(2)	2	0	3	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		50	0	0	0	0	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		600	0	1	1	1	0
Pay	1-Year BRL-CDI	14.067	Maturity	01/02/2031		4,600	0	9	9	6	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,100	(78)	13	(65)	23	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,900	(51)	7	(44)	15	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,900	(112)	16	(96)	32	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		600	2	(2)	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		700	15	(9)	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		400	8	(6)	2	0	(2)
Pay	6-Month EUR-EURIBOR	0.175	Annual	03/17/2033		10,370	(239)	(2,120)	(2,359)	58	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		400	(21)	0	(21)	3	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(28)	0	(28)	3	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(11)	(1)	(12)	2	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(9)	0	(9)	2	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		9,230	(326)	(10)	(336)	82	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		4,630	425	2,642	3,067	0	(24)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		4,160	98	7	105	0	(46)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	7,700	(7)	3	(4)	1	0

							$11,253	$12,751	$24,003	$313	$(340)

Total Swap Agreements							$12,688	$12,490	$25,177	$431	$(340)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,306	$431	$2,737	$0	$(220)	$(340)	$(560)

(j)

Securities with an aggregate market value of $21,500 and cash of $2,326 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

244	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	4,812		$3,513	$54	$0

BOA	04/2026	BRL	5		1	0	0
	04/2026	CNH	869		126	0	0
	04/2026	EUR	117		136	1	0
	04/2026	INR	28,666		305	3	0
	04/2026	JPY	47,285		296	0	(2)
	04/2026	KRW	87,495		60	2	0
	04/2026	PLN	443		120	0	0
	04/2026	SGD	1,242		972	6	0
	04/2026		$1	BRL	5	0	0
	04/2026		50	CNH	344	0	0
	04/2026		840	INR	78,059	0	(14)
	04/2026		48	MXN	885	1	0
	04/2026		609	PLN	2,251	0	(3)
	05/2026		296	JPY	47,142	2	0
	06/2026	BRL	6		$1	0	0
	06/2026	ILS	1,176		381	6	0
	06/2026	MXN	3,894		217	1	0
	06/2026	PEN	1,054		311	10	0
	06/2026		$10	ILS	31	0	0

BPS	04/2026	AUD	145		$103	3	0
	04/2026	BRL	4,815		923	0	(7)
	04/2026	CNH	276		40	0	0
	04/2026	ILS	1,143		370	7	0
	04/2026	INR	88,681		942	3	0
	04/2026	KRW	398,970		267	2	0
	04/2026	THB	34,442		1,068	23	0
	04/2026		$910	BRL	4,815	20	0
	04/2026		1,716	IDR	29,037,480	0	(5)
	04/2026		273	ILS	864	2	0
	04/2026		1,912	INR	178,308	4	(23)
	04/2026		181	KRW	270,879	0	(2)
	04/2026		618	PLN	2,229	0	(18)
	04/2026		1	THB	17	0	0
	04/2026		812	TWD	25,963	0	(2)
	04/2026	ZAR	4,018		$237	0	0
	05/2026	ILS	863		273	0	(2)
	05/2026	INR	65,835		696	0	(3)
	05/2026	TWD	15,080		468	0	(2)
	05/2026		$270	BRL	1,417	2	0
	05/2026		345	IDR	5,866,311	1	0
	05/2026		72	THB	2,364	0	0
	06/2026		128	IDR	2,151,826	0	(1)
	06/2026		39	TWD	1,259	0	0

BRC	04/2026	TRY	33,218		$720	0	(14)
	04/2026		$255	PLN	919	0	(8)
	04/2026		617	SEK	5,602	0	(26)
	04/2026		3,319	TRY	150,815	15	0
	04/2026	ZAR	7,544		$461	16	0
	05/2026	TRY	282		6	0	0
	05/2026		$484	TRY	22,467	0	0

BSH	04/2026	JPY	261,358		$1,637	0	(10)
	04/2026		$7,823	GBP	5,877	0	(45)
	04/2026		2,997	NZD	5,191	0	(14)
	04/2026		1,599	PLN	5,782	0	(41)
	05/2026	GBP	5,877		$7,823	45	0
	05/2026	NZD	5,191		3,000	14	0
	05/2026		$1,637	JPY	260,571	10	0

CBK	04/2026	AUD	630		$442	7	0
	04/2026	CNH	310		45	0	0
	04/2026	EUR	327		378	0	0
	04/2026	GBP	889		1,192	16	0
	04/2026	INR	218,778		2,341	30	0
	04/2026	THB	34		1	0	0
	04/2026	TWD	1,249		39	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	245

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	04/2026		$135	CNH	929	$0	$0
	04/2026		512	GBP	386	0	(1)
	04/2026		5,303	INR	489,132	5	(124)
	06/2026	ILS	2,231		$724	13	0
	06/2026		$90	IDR	1,515,972	0	(1)
	06/2026		1,360	MXN	24,317	0	(11)
	09/2026		97		1,729	0	(2)
	01/2027	PEN	9,373		$2,750	96	0

DUB	04/2026	CNH	8,943		1,305	7	0
	04/2026	ILS	2,307		745	11	0
	04/2026	INR	87,720		931	6	(1)
	04/2026		$6,291	AUD	9,170	36	0
	04/2026		622	CNH	4,300	3	0
	04/2026		1,018	INR	95,983	7	(5)
	04/2026		4,691	SGD	5,992	0	(30)
	04/2026		316	THB	10,321	0	(3)
	05/2026	AUD	9,170		$6,288	0	(36)
	05/2026	CNH	4,289		622	0	(3)
	05/2026	SGD	5,979		4,691	30	0
	06/2026	THB	10,300		316	2	0
	06/2026	TWD	32,323		1,016	10	0

FAR	04/2026	AUD	3,542		2,510	66	0
	04/2026	CHF	1,477		1,913	67	0
	04/2026	GBP	5,374		7,262	149	0
	04/2026	JPY	325,415		2,039	0	(12)
	04/2026	SEK	4,693		497	1	0
	04/2026		$1,581	CHF	1,260	0	(5)
	04/2026		650	JPY	101,601	0	(10)
	04/2026		284	PLN	1,024	0	(8)
	04/2026		25	SGD	32	0	0
	05/2026	CHF	1,255		$1,581	5	0
	05/2026	ILS	1,436		454	0	(4)
	05/2026	SGD	32		25	0	0
	05/2026		$2,039	JPY	324,432	11	0
	05/2026		497	SEK	4,685	0	(1)
	06/2026	ILS	837		$272	5	0
	06/2026	PEN	1,158		342	10	0
	06/2026		$349	MXN	6,084	0	(12)
	09/2026		78		1,385	0	(2)

GLM	04/2026	BRL	40,889		$7,695	0	(199)
	04/2026	ILS	1,135		365	4	0
	04/2026	INR	2,721		30	1	0
	04/2026	THB	3,814		117	1	0
	04/2026		$7,845	BRL	40,889	49	0
	04/2026		124	CNH	851	0	0
	04/2026		43	IDR	723,866	0	0
	04/2026		396	MXN	7,306	11	0
	04/2026		297	THB	9,721	0	(2)
	06/2026	BRL	17		$3	0	0
	06/2026	IDR	2,014,621		120	1	0
	06/2026	MXN	916		51	1	0
	06/2026	THB	5,897		180	0	0
	06/2026		$7,695	BRL	41,434	200	0
	06/2026		205	IDR	3,476,762	0	(1)
	06/2026		654	MXN	11,392	0	(22)
	07/2026	BRL	15		$3	0	0

IND	04/2026	EUR	9,251		10,924	231	0
	04/2026		$818	DKK	5,319	4	0
	05/2026	DKK	5,310		$818	0	(4)

JPM	04/2026	CAD	889		651	12	0
	04/2026	CNH	552		80	0	0
	04/2026	INR	45,359		482	3	0
	04/2026	KRW	163,130		108	0	(1)
	04/2026	PLN	1,471		400	5	(1)
	04/2026	SGD	4,782		3,795	75	0
	04/2026		$654	CNH	4,524	3	0
	04/2026		482	INR	45,437	1	0
	04/2026		108	KRW	163,154	1	0
	04/2026		2,708	MXN	48,557	4	(5)

246	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	04/2026	ZAR	28,319		$1,688	$18	$(2)
	05/2026	CNH	4,513		654	0	(3)
	06/2026	ILS	670		217	3	0
	06/2026	MXN	5,060		282	1	0

MBC	04/2026	DKK	5,321		841	18	0
	04/2026	EUR	333		384	1	(2)
	04/2026	IDR	2,713,600		160	0	0
	04/2026	JPY	100,591		629	0	(5)
	04/2026	KRW	1,679,467		1,148	31	0
	04/2026	NOK	201		21	0	0
	04/2026	NZD	738		434	10	0
	04/2026	SEK	905		96	1	0
	04/2026	THB	4,942		154	4	0
	04/2026		$595	AUD	858	0	(3)
	04/2026		275	CHF	216	0	(5)
	04/2026		720	JPY	111,932	0	(15)
	04/2026		117	MXN	2,158	3	0
	04/2026		118	NOK	1,159	1	0
	05/2026	NOK	1,159		$118	0	(1)
	05/2026		$629	JPY	100,287	5	0
	06/2026	MXN	550		$30	0	0
	06/2026		$160	IDR	2,720,017	0	0

MYI	04/2026	PLN	142		$40	2	0

NGF	04/2026	NOK	959		100	1	0
	04/2026		$61	TRY	2,810	0	0

SCX	04/2026	NZD	4,453		$2,662	103	0
	04/2026	THB	900		28	1	0
	04/2026		$4,123	CAD	5,708	0	(19)
	04/2026		541	INR	49,281	0	(20)
	04/2026		512	JPY	79,905	0	(9)
	04/2026		140	PLN	506	0	(4)
	05/2026	CAD	5,700		$4,123	19	0
	06/2026		$343	IDR	5,783,022	0	(3)
	07/2026		709	KRW	1,013,432	0	(33)

SOG	04/2026		11,573	EUR	10,028	19	0
	04/2026		2,833	JPY	440,728	0	(55)
	05/2026	EUR	10,028		$11,591	0	(18)
	06/2026	ILS	625		203	3	0
	06/2026	PEN	1,682		499	18	0
	07/2026		2,271		671	21	0

SSB	04/2026	AUD	5,711		4,064	124	0
	04/2026		$3	JPY	517	0	0

UAG	04/2026	PLN	686		$187	2	0
	04/2026		$1,274	PLN	4,606	0	(34)
	06/2026	ILS	993		$321	5	0
	06/2026	MXN	701		39	0	0
	06/2026		$499	MXN	8,716	0	(16)

Total Forward Foreign Currency Contracts						$1,867	$(995)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 44 5-Year	Sell	1.050%	05/20/2026	600	$(1)	$(1)

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	1,500	(2)	(1)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.800	06/17/2026	2,600	(3)	(4)

						$(6)	$(6)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	247

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	460	$(1)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	818	(2)	(1)

MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	1,185	(4)	(1)
	Put - OTC USD versus KRW		1,350.000	07/10/2026	1,184	(3)	(1)

						$(10)	$(3)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	300	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	300	(1)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	600	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	04/30/2026	1,100	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.069	04/30/2026	1,100	(4)	(3)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	200	0	(1)

							$ (19)	$(16)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	$94.375	06/04/2026	400	$(3)	$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	400	(2)	(2)

					$(5)	$(3)

Total Written Options					$(40)	$(28)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Brazil Government International Bonds	1.000%	Quarterly	06/20/2026	0.485%	$100	$(4)	$4	$0	$0
GST	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669	100	(1)	2	1	0
JPM	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.329	100	(1)	1	0	0
MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.610	1,000	(62)	67	5	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.369	400	1	1	2	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.445	100	0	1	1	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.581	100	(2)	3	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669	400	(4)	7	3	0

							$(73)	$86	$13	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	400	$90	$(10)	$80	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,400	309	(28)	281	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		700	159	(19)	140	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		300	61	(1)	60	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		96	19	(2)	17	0
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,160	255	(23)	232	0
MYC	CDX.HY-37 5-Year 25-35% Index	5.000	Quarterly	12/20/2026	$	2,600	354	(257)	97	0
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	140	33	(5)	28	0

							$1,280	$(345)	$935	$0

248	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CIB	Receive	S&P 500 Total Return Index	6,179	4.220% (SOFR plus a specified spread)	Monthly	04/01/2026	$94,686	$0	$(5,050)	$0	$(5,050)
	Receive	S&P 500 Total Return Index	3,124	4.130% (SOFR plus a specified spread)	Monthly	04/06/2026	45,323	0	118	118	0
	Receive	S&P 500 Total Return Index	1,162	4.100% (SOFR plus a specified spread)	Monthly	04/22/2026	16,920	0	(23)	0	(23)
	Receive	S&P 500 Total Return Index	4,119	4.240% (SOFR plus a specified spread)	Monthly	07/08/2026	59,976	0	(223)	0	(223)

FAR	Receive	S&P 500 Total Return Index	2,849	4.160% (SOFR plus a specified spread)	Maturity	04/09/2026	41,653	0	(204)	0	(204)
	Receive	S&P 500 Total Return Index	256	4.100% (SOFR plus a specified spread)	Monthly	04/22/2026	3,728	0	(5)	0	(5)

GST	Receive	S&P 500 Total Return Index	2,860	4.050% (SOFR plus a specified spread)	Maturity	04/01/2026	43,772	0	(2,262)	0	(2,262)
	Receive	S&P 500 Total Return Index	691	3.860% (SOFR plus a specified spread)	Maturity	04/08/2026	10,378	0	(342)	0	(342)
	Receive	S&P 500 Total Return Index	2,803	3.990% (SOFR plus a specified spread)	Monthly	05/06/2026	40,814	0	(94)	0	(94)

JPM	Receive	S&P 500 Total Return Index	1,925	4.030% (SOFR plus a specified spread)	Maturity	04/02/2026	29,235	0	(1,296)	0	(1,296)

RBC	Receive	S&P 500 Total Return Index	745	4.200% (SOFR plus a specified spread)	Monthly	04/08/2026	10,848	0	(40)	0	(40)
	Receive	S&P 500 Total Return Index	429	4.275% (SOFR plus a specified spread)	Monthly	05/06/2026	6,247	0	(23)	0	(23)
	Receive	S&P 500 Total Return Index	402	4.270% (SOFR plus a specified spread)	Monthly	06/03/2026	5,853	0	(22)	0	(22)
	Receive	S&P 500 Total Return Index	987	4.260% (SOFR plus a specified spread)	Monthly	08/05/2026	14,371	0	(54)	0	(54)

								$0	$(9,520)	$118	$(9,638)

Total Swap Agreements								$1,207	$(9,779)	$1,066	$(9,638)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$54	$0	$0	$54	$0	$0	$0	$0	$54	$0	$54
BOA	32	0	80	112	(19)	(4)	0	(23)	89	(260)	(171)
BPS	67	0	281	348	(65)	0	0	(65)	283	(270)	13
BRC	31	0	0	31	(48)	0	0	(48)	(17)	0	(17)
BSH	69	0	0	69	(110)	0	0	(110)	(41)	0	(41)
CBK	167	0	140	307	(139)	0	0	(139)	168	(260)	(92)
CIB	0	0	118	118	0	0	(5,296)	(5,296)	(5,178)	14,570	9,392
DUB	112	0	0	112	(78)	0	0	(78)	34	0	34
FAR	314	0	0	314	(54)	0	(209)	(263)	51	1,155	1,206
GLM	268	0	0	268	(224)	(13)	0	(237)	31	0	31
GSC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
GST	0	0	61	61	0	(5)	(2,698)	(2,703)	(2,642)	7,000	4,358
IND	235	0	0	235	(4)	0	0	(4)	231	(260)	(29)
JPM	126	0	249	375	(12)	0	(1,296)	(1,308)	(933)	1,704	771
MBC	74	0	0	74	(31)	(2)	0	(33)	41	0	41
MYC	0	0	137	137	0	(1)	0	(1)	136	(304)	(168)
MYI	2	0	0	2	0	0	0	0	2	19	21
NGF	1	0	0	1	0	0	0	0	1	0	1
RBC	0	0	0	0	0	0	(139)	(139)	(139)	3,137	2,998
SCX	123	0	0	123	(88)	0	0	(88)	35	0	35
SOG	61	0	0	61	(73)	0	0	(73)	(12)	0	(12)
SSB	124	0	0	124	0	0	0	0	124	0	124
UAG	7	0	0	7	(50)	0	0	(50)	(43)	0	(43)

Total Over the Counter	$1,867	$0	$1,066	$2,933	$(995)	$(28)	$(9,638)	$(10,661)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	249

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

(l)

Securities with an aggregate market value of $27,756 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$2,199	$0	$107	$2,306
Swap Agreements	0	118	0	0	313	431

	$0	$118	$2,199	$0	$420	$2,737

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,867	$0	$1,867
Swap Agreements	0	948	118	0	0	1,066

	$0	$948	$118	$1,867	$0	$2,933

	$0	$1,066	$2,317	$1,867	$420	$5,670

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$1	$0	$219	$220
Swap Agreements	0	0	0	0	340	340

	$0	$0	$1	$0	$559	$560

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$995	$0	$995
Written Options	0	6	0	3	19	28
Swap Agreements	0	0	9,638	0	0	9,638

	$0	$6	$9,638	$998	$19	$10,661

	$0	$6	$9,639	$998	$578	$11,221

250	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$49	$49
Futures	0	0	21,273	0	(2,878)	18,395
Swap Agreements	0	1,079	0	0	(1,028)	51

	$0	$1,079	$21,273	$0	$(3,857)	$18,495

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,092)	$0	$(2,092)
Purchased Options	0	0	0	(135)	(3)	(138)
Written Options	0	13	0	19	434	466
Swap Agreements	0	248	51,987	0	0	52,235

	$0	$261	$51,987	$(2,208)	$431	$50,471

	$0	$1,340	$73,260	$(2,208)	$(3,426)	$68,966

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$463	$0	$3,266	$3,729
Swap Agreements	0	(523)	0	0	2,587	2,064

	$0	$(523)	$463	$0	$5,853	$5,793

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,181	$0	$1,181
Written Options	0	(1)	0	7	(9)	(3)
Swap Agreements	0	(193)	(7,876)	0	0	(8,069)

	$0	$(194)	$(7,876)	$1,188	$(9)	$(6,891)

	$0	$(717)	$(7,413)	$1,188	$5,844	$(1,098)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$286	$2	$288
Corporate Bonds & Notes
Banking & Finance	0	115,287	0	115,287
Industrials	0	131,259	0	131,259
Utilities	0	33,391	0	33,391
Convertible Bonds & Notes
Banking & Finance	0	12	0	12
Municipal Bonds & Notes
California	0	4,536	0	4,536
Georgia	0	2,442	0	2,442
Maryland	0	1,500	0	1,500
Ohio	0	2,054	0	2,054
Texas	0	1,661	0	1,661
U.S. Government Agencies	0	130,712	0	130,712
U.S. Treasury Obligations	0	449,535	0	449,535
Non-Agency Mortgage-Backed Securities	0	5,022	0	5,022
Asset-Backed Securities
Home Equity Other	0	2,559	0	2,559
Other ABS	0	6,035	0	6,035
Sovereign Issues	0	31,298	0	31,298
Common Stocks
Real Estate	0	2	0	2
Short-Term Instruments
U.S. Treasury Bills	0	15,121	0	15,121

	$0	$932,712	$2	$932,714

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,747	$0	$0	$8,747

Total Investments	$8,747	$932,712	$2	$941,461

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,306	431	0	2,737
Over the counter	0	2,933	0	2,933

	$2,306	$3,364	$0	$5,670

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(559)	0	(560)
Over the counter	0	(10,661)	0	(10,661)

	$(1)	$(11,220)	$0	$(11,221)

Total Financial Derivative Instruments	$2,305	$(7,856)	$0	$(5,551)

Totals	$11,052	$924,856	$2	$935,910

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	251

Schedule of Investments	PIMCO StocksPLUS® Short Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 161.3%

CORPORATE BONDS & NOTES 2.0%

BANKING & FINANCE 1.0%

Barclays PLC
6.224% due 05/09/2034 •	$400	$420

Credit Suisse AG AT1 Claim	1,078	378

VICI Properties LP
4.750% due 02/15/2028	100	100

		898

INDUSTRIALS 1.0%

Beignet Investor LLC
6.581% due 05/30/2049	450	463

CVS Pass-Through Trust
6.943% due 01/10/2030	231	238

Petroleos del Peru SA
5.625% due 06/19/2047	200	140

Petroleos Mexicanos
6.350% due 02/12/2048	100	77

		918

Total Corporate Bonds & Notes (Cost $1,402)		1,816

U.S. GOVERNMENT AGENCIES 102.3%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	444	432
4.000% due 01/01/2048 - 03/01/2049	68	65
5.000% due 06/01/2030 - 01/01/2039	433	434
5.500% due 01/01/2035 - 03/01/2039	78	82
6.000% due 08/01/2027 - 10/01/2055	112	114
6.504% due 06/01/2035 •	3	3
6.647% due 11/01/2034 •	1	1

Federal Home Loan Mortgage Corp. REMICS
4.167% due 03/15/2037 •	133	131
4.487% due 08/15/2037 •	312	313
4.497% due 10/15/2037 •	48	48
4.507% due 05/15/2037 - 09/15/2037 •	337	338
4.612% due 09/25/2055 •	1,856	1,872

Federal National Mortgage Association
3.000% due 01/01/2027	34	34
4.000% due 10/01/2044 - 08/01/2045	127	123
4.000% due 01/01/2045	146	140
4.500% due 08/01/2033 - 02/01/2044	398	394
4.500% due 01/01/2041 - 08/01/2041	481	475
5.000% due 06/01/2028 - 01/01/2029	5	5
5.500% due 02/01/2027 - 07/01/2041	1,074	1,100
5.500% due 12/01/2036 - 09/01/2041	1,163	1,199
5.647% due 11/01/2035 •	1	1
5.842% due 12/01/2033 •	2	3
5.843% due 09/01/2035 •	3	4
6.000% due 10/01/2026 - 10/01/2040	507	528
6.000% due 02/01/2037 - 05/01/2041	1,147	1,201
6.060% due 12/01/2033 •	1	1
6.273% due 06/01/2034 •	4	4
6.305% due 07/01/2035 •	1	1
6.405% due 06/01/2035 •	2	2
6.811% due 06/01/2035 •	2	2

Federal National Mortgage Association REMICS
4.126% due 07/25/2037 •	12	11
4.156% due 07/25/2037 •	25	25
4.176% due 09/25/2035 •	47	47
4.186% due 09/25/2035 •	98	98
4.496% due 06/25/2037 •	203	203
4.572% due 03/25/2055 •	1,583	1,592

Federal National Mortgage Association Trust
4.132% due 09/25/2042 •	9	9

Government National Mortgage Association
3.500% due 11/20/2052 - 12/20/2054	3,400	3,142
5.000% due 04/15/2035 - 03/15/2042	1,052	1,071
5.000% due 02/15/2039 - 05/15/2039	562	574
6.000% due 07/15/2037 - 08/15/2037	18	19

Government National Mortgage Association REMICS
5.023% due 07/20/2055 •	3,924	3,955

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association, TBA
4.000% due 04/01/2056	$3,310	$3,101
4.500% due 06/01/2040 - 05/01/2056	1,480	1,428
5.000% due 05/01/2056	2,970	2,936
5.500% due 06/01/2040 - 05/01/2056	1,420	1,425
6.000% due 05/01/2056	1,400	1,422

U.S. Small Business Administration
4.430% due 05/01/2029	21	21

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	240	210
4.000% due 06/01/2056	4,770	4,492
4.500% due 05/01/2056	1,240	1,196
5.000% due 04/01/2056 - 05/01/2056	7,790	7,675
5.500% due 04/01/2056 - 05/01/2056	5,650	5,670
6.000% due 06/01/2056	18,570	18,902
6.500% due 05/01/2056	25,630	26,495

Total U.S. Government Agencies (Cost $94,977)		94,769

U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Bonds
4.875% due 08/15/2045	28	28

U.S. Treasury Inflation Protected Securities (d)
1.875% due 07/15/2035	547	545

U.S. Treasury Notes
3.875% due 07/31/2030	300	299
4.250% due 08/15/2035	45	45

Total U.S. Treasury Obligations (Cost $926)		917

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.0%

Banc of America Funding Trust
5.243% due 05/25/2035 ~	1	1

Banc of America Mortgage Trust
5.582% due 07/25/2035 ~	65	63

Bear Stearns ALT-A Trust
4.902% due 10/25/2035 ~	366	305

Bear Stearns ARM Trust
5.619% due 11/25/2034 ~	8	8
5.703% due 11/25/2034 ~	1	1
7.135% due 12/25/2035 ~	2	2

Chase Mortgage Finance Trust
4.202% due 12/25/2035 ~	5	5
4.452% due 09/25/2036 ~	79	68
6.000% due 12/25/2036	129	50

CHL Mortgage Pass-Through Trust
4.787% due 11/25/2034 ~	86	83
5.023% due 02/20/2035 ~	1	1
6.224% due 02/20/2036 •	1	1

Citigroup Mortgage Loan Trust, Inc.
6.480% due 10/25/2035 •	1	1

Countrywide Alternative Loan Trust
4.173% due 09/25/2046 •	442	438
4.353% due 02/25/2037 •	56	47
5.500% due 07/25/2035	2	1
6.000% due 05/25/2037	1,286	513

GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~	2	2
4.454% due 11/25/2035 ~	133	113
4.860% due 09/25/2035 ~	2	2
6.000% due 02/25/2036	2,591	902
6.000% due 07/25/2037	621	385

HarborView Mortgage Loan Trust
4.131% due 12/19/2036 •	49	45
4.231% due 05/19/2035 •	4	4
4.316% due 06/19/2036 ~	641	325

IndyMac INDX Mortgage Loan Trust
3.179% due 06/25/2037 ~	1,235	1,014
4.026% due 06/25/2036 ~	1,057	945

JP Morgan Alternative Loan Trust
4.203% due 05/25/2036 ~	579	309

JP Morgan Mortgage Trust
3.934% due 10/25/2036 ~	259	180
4.198% due 10/25/2036 ~	32	18
5.750% due 01/25/2036	22	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Mortgage Trust
6.000% due 09/25/2037	$301	$295

MASTR Adjustable Rate Mortgages Trust
3.180% due 07/25/2035 ~	86	76

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.227% due 12/15/2030 •	4	4

Merrill Lynch Alternative Note Asset Trust
4.393% due 03/25/2037 •	900	207

Merrill Lynch Mortgage Investors Trust
4.213% due 02/25/2036 •	6	6
4.293% due 11/25/2035 •	5	5
4.838% due 09/25/2035 ~	231	182
5.449% due 05/25/2033 ~	4	4

Mortgage Equity Conversion Asset Trust
4.260% due 05/25/2042 •	296	272

New Orleans Hotel Trust
4.709% due 04/15/2032 •	1,000	990

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	23	11
5.769% due 06/25/2036 ~	859	215

RALI Trust
4.093% due 02/25/2037 •	525	480
4.153% due 07/25/2036 •	2,322	725
4.163% due 08/25/2036 •	955	887
4.173% due 07/25/2036 •	821	772

Structured Adjustable Rate Mortgage Loan Trust
5.259% due 01/25/2035 •	9	9
5.939% due 02/25/2034 ~	3	3

Structured Asset Mortgage Investments II Trust
4.353% due 02/25/2036 •	4	4

Thornburg Mortgage Securities Trust
5.786% due 06/25/2047 •	173	152

WaMu Mortgage Pass-Through Certificates Trust
3.996% due 02/25/2037 ~	151	131
4.433% due 08/25/2045 •	670	641
5.059% due 11/25/2042 •	1	1
5.359% due 10/25/2046 •	38	36

Wells Fargo Mortgage-Backed Securities Trust
6.288% due 12/25/2036 ~	139	131

Total Non-Agency Mortgage-Backed Securities (Cost $16,248)		12,081

ASSET-BACKED SECURITIES 13.1%

AUTOMOBILE SEQUENTIAL 0.3%

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027	150	150

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	99	99

		249

CMBS OTHER 1.3%

AREIT Trust
4.922% due 01/20/2037 •	508	508
5.920% due 06/17/2039 •	514	515

MF1 Ltd.
4.874% due 10/16/2036 •	137	137

		1,160

HOME EQUITY OTHER 8.4%

ACE Securities Corp. Home Equity Loan Trust
3.913% due 10/25/2036 •	6	2
4.813% due 04/25/2035 •	309	306

Aegis Asset-Backed Securities Trust
4.528% due 08/25/2035 •	1,300	1,154

Argent Securities Trust
4.153% due 04/25/2036 •	886	270

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.453% due 11/25/2035 •	239	236

252	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centex Home Equity Loan Trust
4.288% due 06/25/2036 •	$500	$482

Citigroup Mortgage Loan Trust, Inc.
4.113% due 12/25/2036 •	566	318

EquiFirst Loan Securitization Trust
4.133% due 04/25/2037 •	544	513

Long Beach Mortgage Loan Trust
4.093% due 05/25/2036 •	536	282
4.353% due 10/25/2034 •	5	5
5.038% due 11/25/2032 •	464	497

Merrill Lynch First Franklin Mortgage Loan Trust
4.073% due 04/25/2037 •	1,248	531

Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 05/25/2037 •	288	264

Morgan Stanley Home Equity Loan Trust
3.963% due 04/25/2037 •	813	416

Ownit Mortgage Loan Trust
4.618% due 08/25/2036 •	649	596

Residential Asset Securities Corporation Trust
4.678% due 12/25/2035 •	1,100	1,025

Securitized Asset-Backed Receivables LLC Trust
4.033% due 07/25/2036 •	1,045	396

Structured Asset Investment Loan Trust
3.973% due 09/25/2036 •	832	514

		7,807

WHOLE LOAN COLLATERAL 2.0%

First Franklin Mortgage Loan Trust
4.113% due 04/25/2036 •	56	56
4.293% due 06/25/2036 •	500	470

Securitized Asset-Backed Receivables LLC Trust
3.953% due 08/25/2036 •	1,192	384
4.753% due 01/25/2036 •	1,017	958

		1,868

OTHER ABS 1.1%

LendingPoint Pass-Through Trust
5.700% due 07/15/2029	11	11

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •	43	42

Nelnet Student Loan Trust
4.530% due 04/20/2062 •	544	542

SMB Private Education Loan Trust
4.643% due 09/15/2054 •	452	451

		1,046

Total Asset-Backed Securities (Cost $13,366)		12,130

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 9.7%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	50,000	$53
5.800% due 10/01/2029		15,000	17

Colombia Government International Bonds
8.375% due 11/07/2054		$200	207

Colombia TES
9.250% due 05/28/2042	COP	26,500	5
11.000% due 08/22/2029		362,500	91
11.500% due 07/25/2046		14,000	3
11.750% due 01/24/2035		5,580,500	1,384
12.000% due 03/13/2058		31,000	8
12.750% due 11/28/2040		113,000	30

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$500	503

Ecuador Government International Bonds
0.000% due 07/31/2030 (b)		90	75

Egypt Government Bonds
19.698% due 10/14/2030	EGP	5,700	103

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	200	200

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	70,000	342

Peru Government Bonds
6.150% due 08/12/2032	PEN	300	90
6.850% due 08/12/2035		300	88
7.300% due 08/12/2033		2,000	630
7.600% due 08/12/2039		300	90

Peru Government International Bonds
5.400% due 08/12/2034		2,200	601
6.150% due 08/12/2032		7,900	2,374
6.950% due 08/12/2031		480	150

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	14,470	687
7.000% due 02/28/2031		3,640	202
8.000% due 01/31/2030		3,300	193
8.250% due 03/31/2032		900	52
8.500% due 01/31/2037		2,000	110
8.875% due 02/28/2035		8,700	505

Romania Government International Bonds
6.750% due 07/11/2039	EUR	200	231

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	100	2

Total Sovereign Issues (Cost $8,694)			9,026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 20.2%

REPURCHASE AGREEMENTS (e) 6.1%
			$5,700

SHORT-TERM NOTES 0.1%

Federal Home Loan Bank Discount Notes
3.707% due 06/05/2026 (b)		$100	99

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (b)(c)	EGP	100	1

U.S. TREASURY BILLS 14.0%
3.660% due 04/02/2026 - 07/21/2026 (a)(b)(h)		$13,034	12,979

Total Short-Term Instruments (Cost $18,780)			18,779

Total Investments in Securities (Cost $154,393)			149,518

		SHARES
INVESTMENTS IN AFFILIATES 32.2%

SHORT-TERM INSTRUMENTS 32.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.2%

PIMCO Short Asset Portfolio		1,115,312	10,947

PIMCO Short-Term Floating NAV Portfolio III		1,941,170	18,905

Total Short-Term Instruments (Cost $29,690)			29,852

Total Investments in Affiliates (Cost $29,690)			29,852

Total Investments 193.5% (Cost $184,083)			$179,370

Financial Derivative Instruments (f)(g) (7.2)% (Cost or Premiums, net $1,411)			(6,682)

Other Assets and Liabilities, net (86.3)%			(80,002)

Net Assets 100.0%			$92,686

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	253

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	3.720%	03/31/2026	04/01/2026	$5,700	U.S. Treasury Bills 0.000% due 04/28/2026	$(5,817)	$5,700	$5,701

Total Repurchase Agreements						$(5,817)	$5,700	$5,701

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.6)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	$3,400	$(3,096)	$(3,036)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	2,200	(1,762)	(1,771)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	2,980	(2,496)	(2,505)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	4,800	(4,376)	(4,391)

Total Short Sales (12.6)%				$(11,730)	$(11,703)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$5,701	$0	$0	$5,701	$(5,817)	$(116)

Total Borrowings and Other Financing Transactions	$5,701	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(1,729) at a weighted average interest rate of 3.927%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	10	$10	$4	$1

Total Purchased Options					$4	$1

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month CORRA March Futures	06/2027	4	$	698	$(2)	$1	$0
3-Month SONIA March Futures	06/2027	27		8,545	13	11	0
30-Day Federal Fund May Futures	05/2026	9		3,614	(14)	0	0
Australia Government 10-Year Bond June Futures	06/2026	15		1,115	(7)	11	0
California Carbon Allowance Vintage December Futures	12/2026	11		318	(49)	0	(3)
Euro-Bund June Futures	06/2026	35		5,073	(127)	37	0

254	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	14	$	2,904	$(21)	$1	$0
U.S. Treasury 5-Year Note June Futures	06/2026	229		24,773	(200)	25	(1)
U.S. Treasury Long-Term Bond June Futures	06/2026	8		911	(30)	3	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	3		349	(1)	0	0

					$(438)	$89	$(4)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR June Futures	06/2027	1	$	(281)	$2	$0	$0
3-Month SOFR Active Contract March Futures	06/2027	1		(241)	1	0	0
Australia Government 3-Year Bond June Futures	06/2026	2		(143)	1	0	(1)
E-Mini S&P 500 Index June Futures	06/2026	21		(6,899)	(134)	0	(192)
Euro-Oat June Futures	06/2026	37		(5,076)	162	0	(47)
Japan Government 10-Year Bond June Futures	06/2026	4		(3,284)	39	1	(7)
U.S. Treasury 10-Year Note June Futures	06/2026	1		(111)	0	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	51		(5,789)	132	0	(15)

					$203	$1	$(262)

Total Futures Contracts					$(235)	$90	$(266)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	06/20/2028	0.426%	EUR 500	$4	$3	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	8,390	$(145)	$(8)	$(153)	$0	$(15)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		31,940	(486)	(76)	(562)	0	(69)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	90	(1)	0	(1)	0	0
CDX.iTraxx Crossover 44 5-Year Index	(5.000)	Quarterly	12/20/2030		10	(1)	0	(1)	0	0

						$(633)	$(84)	$(717)	$0	$(84)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	7,100	$(35)	$(150)	$(185)	$22	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	1	0	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		800	(24)	(10)	(34)	3	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		1,800	(23)	(71)	(94)	7	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		430	20	7	27	0	(2)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	290,400	(21)	(21)	(42)	6	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		130,000	(61)	(22)	(83)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$	1,110	4	(4)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		8,510	(42)	38	(4)	0	(5)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		15,430	(62)	17	(45)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		15,000	0	111	111	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,900	76	47	123	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,020	(75)	54	(21)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		7,620	(139)	93	(46)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	34	(19)	15	0	(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	255

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.809%	Annual	06/30/2031	$		3,300	$0	$21	$21	$4	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031			1,400	4	(11)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032			2,700	251	89	340	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032			530	(6)	5	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032			1,300	(35)	32	(3)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033			750	13	(2)	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033			11,600	(83)	107	24	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033			100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034			100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034			100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034			100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034			100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034			2,240	(12)	24	12	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034			90	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034			100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034			100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034			100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034			100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034			100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034			100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			5,200	(33)	58	25	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034			100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035			100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035			100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035			100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035			100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035			100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035			100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035			50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035			100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035			100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035			100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035			100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035			100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035			100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035			4,500	(227)	(9)	(236)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035			7,490	20	45	65	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035			1,010	(15)	24	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036			100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036			100	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036			419	7	(2)	5	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036			1,920	(19)	(2)	(21)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036			2,000	(10)	34	24	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039			1,700	28	24	52	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044			900	14	36	50	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049			1,050	16	58	74	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052			680	0	(12)	(12)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052			700	0	(12)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053			1,000	54	188	242	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055			560	(45)	(17)	(62)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055			400	9	18	27	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056			250	(10)	4	(6)	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057			210	(2)	0	(2)	0	(1)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		BRL	400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027			4,500	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027			700	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029			2,000	0	(7)	(7)	2	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029			5,900	0	(17)	(17)	7	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029			7,700	0	(20)	(20)	9	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029			2,900	0	(13)	(13)	0	(2)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029			200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031			1,500	0	(5)	(5)	2	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036		AUD	1,200	9	(15)	(6)	12	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		PLN	300	0	1	1	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035			100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		AUD	3,300	(20)	(49)	(69)	25	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035			700	13	(31)	(18)	6	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029		CLP	14,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030			9,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030			36,600	0	1	1	0	0

256	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month CZK-PRIBOR	3.760%	Annual	11/01/2034	CZK	200	$0	$0	$0	$0	$0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		1,700	0	(1)	(1)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(1)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	5	5	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(7)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	6	6	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(4)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	3	3	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		4,490	(121)	(42)	(163)	40	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		3,080	72	6	78	0	(34)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	600	(11)	0	(11)	1	0
Receive	CPURNSA	2.503	Maturity	03/25/2030	$	1,600	0	4	4	0	(1)
Receive	CPURNSA	2.520	Maturity	03/27/2030		1,100	0	2	2	0	(1)
Receive	CPURNSA	2.515	Maturity	10/29/2030		1,000	0	1	1	0	(1)
Receive	CPURNSA	2.598	Maturity	09/28/2032		1,900	5	(2)	3	0	(1)
Receive	CPURNSA	2.480	Maturity	10/29/2035		1,600	0	(8)	(8)	0	0
Receive	CPURNSA	2.453	Maturity	07/20/2052		100	1	(1)	0	0	0

							$(492)	$586	$94	$176	$(128)

Total Swap Agreements							$(1,121)	$505	$(616)	$176	$(212)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$1	$101	$176	$278	$0	$(405)	$(213)	$(618)

Cash of $4,254 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $11 and liability of $(139) for closed futures and unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	257

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	1,155		$844	$13	$0

BOA	04/2026	BRL	6,315		1,210	0	(9)
	04/2026	CNH	248		36	0	0
	04/2026	COP	249,535		65	0	(3)
	04/2026	INR	9,748		104	1	0
	04/2026	KRW	29,165		20	1	0
	04/2026	PLN	221		60	0	0
	04/2026		$1,211	BRL	6,315	8	0
	04/2026		10	CNH	69	0	0
	04/2026		91	GBP	68	0	(1)
	04/2026		164	INR	15,279	0	(2)
	04/2026		57	PLN	211	0	0
	06/2026	CAD	100		$73	1	0
	06/2026	ILS	323		105	2	0
	06/2026	MXN	890		50	0	0
	06/2026	PEN	526		156	5	0
	06/2026		$16	ILS	49	0	0
	06/2026		10	NOK	100	0	0

BPS	04/2026	AUD	66		$47	1	0
	04/2026	BRL	1,260		240	0	(3)
	04/2026	CLP	5,611		6	0	0
	04/2026	CNH	69		10	0	0
	04/2026	COP	314,142		82	0	(3)
	04/2026	GBP	105		139	0	0
	04/2026	ILS	319		103	2	0
	04/2026	KRW	83,628		56	0	0
	04/2026	PLN	83		22	0	0
	04/2026	THB	8,938		277	5	0
	04/2026		$209	AUD	298	0	(3)
	04/2026		241	BRL	1,260	2	0
	04/2026		459	IDR	7,769,127	0	(1)
	04/2026		67	ILS	212	1	0
	04/2026		59	KRW	87,856	0	(1)
	04/2026		151	PLN	544	0	(4)
	04/2026		0	THB	5	0	0
	04/2026		255	TWD	8,163	0	(1)
	04/2026	ZAR	156		$9	0	0
	05/2026	ILS	212		67	0	(1)
	05/2026	INR	21,696		229	0	(1)
	05/2026	TWD	4,833		150	0	(1)
	05/2026		$90	BRL	472	1	0
	05/2026		113	IDR	1,921,711	0	0
	05/2026		24	THB	788	0	0
	06/2026		39	IDR	662,089	0	0
	07/2026		129	BRL	692	2	0
	08/2026		115	ZAR	1,909	0	(3)

BRC	04/2026	MXN	1,025		$57	0	0
	04/2026	NZD	76		45	1	0
	04/2026	SGD	71		55	0	0
	04/2026	TRY	38,319		847	0	(6)
	04/2026		$52	CAD	73	0	0
	04/2026		36	PLN	128	0	(1)
	04/2026		69	SEK	625	0	(3)
	04/2026		214	TRY	9,779	2	0
	04/2026	ZAR	6,235		$381	13	0
	05/2026	CAD	73		52	0	0
	05/2026		$221	TRY	10,230	0	0

BSH	04/2026	GBP	82		$109	1	0
	04/2026	JPY	32,769		205	0	(1)
	04/2026		$782	NZD	1,355	0	(4)
	04/2026		306	PLN	1,108	0	(8)
	05/2026	NZD	1,355		$783	4	0
	05/2026	PEN	1,325		388	9	0
	05/2026		$109	GBP	82	0	(1)
	05/2026		205	JPY	32,671	1	0

258	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2026		$5	PEN	17	$0	$0
	12/2026	PEN	1,615		$477	19	0

CBK	04/2026	AUD	69		49	1	0
	04/2026	BRL	366		70	0	(1)
	04/2026	CAD	116		84	1	0
	04/2026	CNH	104		15	0	0
	04/2026	COP	61,120		16	0	(1)
	04/2026	GBP	159		213	2	0
	04/2026	INR	72,229		773	10	0
	04/2026	NOK	350		36	0	0
	04/2026	SEK	390		42	1	0
	04/2026	TWD	312		10	0	0
	04/2026		$70	BRL	366	1	0
	04/2026		6	CLP	5,146	0	0
	04/2026		37	CNH	258	0	0
	04/2026		446	COP	1,639,363	0	0
	04/2026		77	EUR	67	0	0
	04/2026		1,830	INR	168,742	2	(44)
	04/2026		38	PEN	129	0	(1)
	04/2026		2	THB	49	0	0
	05/2026		113	PEN	390	0	(1)
	06/2026	CLP	26,532		$30	1	0
	06/2026	COP	3,301,257		882	1	(3)
	06/2026	ILS	270		87	1	0
	06/2026		$30	IDR	505,324	0	0
	06/2026		58	PEN	198	0	(1)
	07/2026	PEN	811		$240	9	0
	08/2026		$61	ZAR	1,086	2	0
	09/2026	COP	1,039,040		$268	0	(4)
	09/2026		$47	COP	187,586	2	0
	09/2026		8	PEN	26	0	0
	01/2027	PEN	556		$164	6	0

CIB	06/2026		$19	JPY	3,000	0	0

DUB	04/2026	BRL	708		$136	0	(1)
	04/2026	CNH	66		10	0	0
	04/2026	ILS	644		208	3	0
	04/2026	INR	29,478		313	2	0
	04/2026		$658	AUD	959	4	0
	04/2026		135	BRL	708	2	0
	04/2026		342	INR	32,238	2	(2)
	04/2026		1,340	SGD	1,711	0	(9)
	04/2026		95	THB	3,097	0	(1)
	05/2026	AUD	959		$658	0	(4)
	05/2026	SGD	1,708		1,340	9	0
	06/2026	THB	3,090		95	1	0
	06/2026		$64	PEN	221	0	(1)
	07/2026	PEN	307		$91	3	0
	08/2026		$2	PEN	7	0	0

FAR	04/2026	AUD	430		$304	8	0
	04/2026	CHF	187		243	8	0
	04/2026	GBP	283		379	5	0
	04/2026	JPY	40,801		256	0	(1)
	04/2026		$169	CHF	134	0	(1)
	04/2026		404	GBP	300	0	(6)
	04/2026		56	JPY	8,772	0	(1)
	04/2026		39	PLN	142	0	(1)
	05/2026	CHF	134		$169	1	0
	05/2026	ILS	352		111	0	(1)
	05/2026		$379	GBP	283	0	(5)
	05/2026		256	JPY	40,678	1	0
	06/2026	ILS	230		$75	1	0
	06/2026		$110	MXN	1,913	0	(4)
	06/2026		5	PEN	17	0	0
	07/2026	PEN	303		$90	3	0
	08/2026		810		240	8	0

GLM	04/2026	BRL	7,134		1,341	0	(36)
	04/2026	ILS	312		100	1	0
	04/2026	INR	907		10	0	0
	04/2026		$1,364	BRL	7,134	13	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	259

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$36	CNH	247	$0	$0
	04/2026		12	IDR	198,466	0	0
	04/2026		166	MXN	3,057	5	0
	04/2026		52	THB	1,698	0	0
	06/2026	IDR	671,535		$40	0	0
	06/2026	THB	1,695		52	0	0
	06/2026		$1,218	BRL	6,561	32	0
	06/2026		57	IDR	970,642	0	0
	06/2026		16	ILS	51	0	0
	06/2026		1,317	MXN	23,029	0	(40)

IND	04/2026	EUR	973		$1,149	24	0

JPM	04/2026	CNH	207		30	0	0
	04/2026	EUR	108		124	0	(1)
	04/2026	INR	15,424		164	1	0
	04/2026	MXN	5,753		321	1	0
	04/2026	PLN	330		90	2	0
	04/2026	SGD	1,594		1,265	25	0
	04/2026		$9	CNH	61	0	0
	04/2026		224	INR	21,041	0	(1)
	04/2026		72	MXN	1,328	2	0
	04/2026		21	PLN	78	0	0
	04/2026	ZAR	19,357		$1,157	15	0
	05/2026	CNH	61		9	0	0
	06/2026	AUD	100		70	1	0
	06/2026	ILS	193		62	1	0
	06/2026	MXN	748		42	1	0
	06/2026		$6	JPY	1,000	0	0

MBC	04/2026	CHF	27		$34	0	0
	04/2026	GBP	91		122	1	0
	04/2026	JPY	21,183		133	0	(1)
	04/2026	NOK	300		31	0	0
	04/2026	SEK	465		50	0	0
	04/2026	SGD	56		44	0	0
	04/2026	THB	3,446		108	4	0
	04/2026		$102	CHF	80	0	(2)
	04/2026		76	EUR	65	0	(1)
	04/2026		370	GBP	276	0	(4)
	04/2026		25	ILS	78	0	0
	04/2026		262	JPY	41,397	0	(1)
	04/2026		129	KRW	188,650	0	(3)
	04/2026		64	MXN	1,180	2	0
	04/2026		66	NOK	650	1	0
	05/2026	NOK	650		$66	0	(1)
	05/2026		$122	GBP	91	0	(1)
	05/2026		114	JPY	18,128	1	0
	06/2026	COP	82,124		$22	0	0
	06/2026	MXN	157		9	0	0

MYI	04/2026	BRL	425		81	0	(1)
	04/2026	PLN	35		10	0	0
	04/2026		$81	BRL	425	1	0
	06/2026	NOK	500		$52	0	0
	06/2026	NZD	100		58	1	0
	06/2026	SEK	300		32	1	0

NGF	04/2026		$265	TRY	12,114	4	0

SCX	04/2026	COP	1,014,566		$265	0	(11)
	04/2026	NZD	1,279		765	30	0
	04/2026	THB	257		8	0	0
	04/2026		$866	CAD	1,199	0	(4)
	04/2026		101	GBP	76	0	(1)
	04/2026		173	INR	15,715	0	(7)
	04/2026		44	JPY	6,898	0	(1)
	04/2026		40	PLN	144	0	(1)
	04/2026		14	TWD	454	0	0
	05/2026	CAD	1,197		$866	4	0
	06/2026		$107	IDR	1,806,376	0	(1)

SOG	04/2026	EUR	67		$77	0	0
	04/2026		$1,173	EUR	1,016	2	0
	04/2026		245	JPY	38,049	0	(5)
	04/2026		24	SEK	230	0	0

260	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	EUR	1,016		$1,174	$0	$(2)
	05/2026	SEK	230		24	0	0
	05/2026		$77	EUR	67	0	0
	06/2026	ILS	172		$56	1	0
	06/2026	PEN	9,561		2,838	101	0
	06/2026		$11	PEN	39	0	0

SSB	04/2026	AUD	693		$493	15	0
	08/2026	COP	1,709,944		448	0	(3)

UAG	04/2026	PLN	200		54	0	0
	04/2026		$226	PLN	816	0	(6)
	06/2026	CLP	40,221		$46	3	0
	06/2026	ILS	273		88	1	0
	06/2026	MXN	200		11	0	0
	06/2026		$5	COP	18,540	0	0
	06/2026		177	MXN	3,093	0	(6)

Total Forward Foreign Currency Contracts						$493	$(296)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,700	$2	$3
	Call - OTC USD versus HKD		7.800	08/24/2026	2,400	3	3
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	164	2	1
	Put - OTC USD versus KRW		1,400.000	07/13/2026	106	1	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	470	21	34

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	250	4	7
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	400	1	1

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	170	2	1

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	800	1	1
	Call - OTC USD versus HKD		7.800	08/24/2026	900	1	1

						$38	$52

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	11,900	$ 8	$18
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	800	6	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	300	26	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	300	26	26
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	400	35	34
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	400	35	32

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	900	73	55
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	1,100	89	75

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	64,800	326	236
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	64,800	326	418
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	1,200	9	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	800	70	62
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	800	70	68
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	2,500	202	152
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	3,200	258	218

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	1,300	12	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,200	106	93
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,200	106	103
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	500	35	42
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	500	35	32

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	12,600	10	24
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	12,600	9	17
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	12,600	9	19
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	100	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	261

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255%	08/03/2026	1,400	$18	$4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	1,200	24	7
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	1,200	18	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	300	26	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	300	26	26

							$1,997	$1,816

Total Purchased Options							$2,035	$1,868

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	05/20/2026	6,200	$(11)	$(4)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,700	$(1)	$(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	2,400	(1)	(1)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	164	(1)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	106	0	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	950	(20)	(31)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	250	(1)	(2)
	Call - OTC USD versus BRL		5.700	04/23/2026	250	(2)	0
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	400	0	0

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	170	(1)	0

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	800	0	0
	Call - OTC USD versus HKD		7.850	08/24/2026	900	(1)	0

						$(28)	$(35)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646%	04/15/2026	900	$ (7)	$(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	100	0	(1)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	1,300	(9)	(10)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	100	(1)	0

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	1,300	(12)	(17)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	100	(1)	(1)

							$ (31)	$(37)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	800	$(1)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	800	(2)	(5)

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	200	0	0

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	500	(1)	(2)

					$(4)	$(7)

Total Written Options					$(74)	$(83)

262	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	280	$63	$(7)	$56	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		560	129	(17)	112	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		420	96	(12)	84	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,080	246	(30)	216	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		140	33	(5)	28	0

							$567	$(71)	$496	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/ Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

FAR	Pay	S&P 500 Total Return Index	99	4.130% (SOFR plus a specified spread)	Monthly	07/08/2026	$1,441	$0	$4	$4	$0

MBC	Pay	S&P 500 Total Return Index	4,224	4.290% (SOFR plus a specified spread)	Maturity	05/15/2026	49,112	0	(10,115)	0	(10,115)

UAG	Pay	S&P 500 Total Return Index	1,580	4.205% (SOFR plus a specified spread)	Monthly	04/01/2026	24,212	0	1,291	1,291	0

								$0	$(8,820)	$1,295	$(10,115)

Total Swap Agreements								$567	$(8,891)	$1,791	$(10,115)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$13	$0	$0	$13	$0	$0	$0	$0	$13	$0	$13
BOA	18	174	56	248	(15)	(46)	0	(61)	187	0	187
BPS	14	0	112	126	(22)	0	0	(22)	104	0	104
BRC	16	130	0	146	(10)	0	0	(10)	136	0	136
BSH	34	0	0	34	(14)	0	0	(14)	20	0	20
CBK	40	0	84	124	(56)	0	0	(56)	68	0	68
DUB	26	654	0	680	(18)	(10)	0	(28)	652	0	652
FAR	35	0	4	39	(20)	0	0	(20)	19	0	19
GLM	51	508	0	559	(76)	(3)	0	(79)	480	0	480
GST	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
IND	24	0	0	24	0	0	0	0	24	0	24
JPM	49	272	216	537	(2)	(19)	0	(21)	516	(180)	336
MBC	9	2	0	11	(14)	0	(10,115)	(10,129)	(10,118)	8,667	(1,451)
MYC	0	128	28	156	0	(1)	0	(1)	155	0	155
MYI	3	0	0	3	(1)	0	0	(1)	2	0	2
NGF	4	0	0	4	0	0	0	0	4	0	4
SCX	34	0	0	34	(26)	0	0	(26)	8	0	8
SOG	104	0	0	104	(7)	0	0	(7)	97	0	97
SSB	15	0	0	15	(3)	0	0	(3)	12	0	12
UAG	4	0	1,291	1,295	(12)	0	0	(12)	1,283	(1,840)	(557)

Total Over the Counter	$493	$1,868	$1,791	$4,152	$(296)	$(83)	$(10,115)	$(10,494)

(h)

Securities with an aggregate market value of $8,667 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	263

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$1	$0	$0	$0	$0	$1
Futures	0	0	0	0	101	101
Swap Agreements	0	0	0	0	176	176

	$1	$0	$0	$0	$277	$278

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$493	$0	$493
Purchased Options	0	0	0	52	1,816	1,868
Swap Agreements	0	496	1,295	0	0	1,791

	$0	$496	$1,295	$545	$1,816	$4,152

	$1	$496	$1,295	$545	$2,093	$4,430

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$3	$0	$330	$0	$72	$405
Swap Agreements	0	84	0	0	129	213

	$3	$84	$330	$0	$201	$618

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$296	$0	$296
Written Options	0	4	0	35	44	83
Swap Agreements	0	0	10,115	0	0	10,115

	$0	$4	$10,115	$331	$44	$10,494

	$3	$88	$10,445	$331	$245	$11,112

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$66	$66
Futures	0	0	(6,336)	0	(249)	(6,585)
Swap Agreements	0	(166)	0	0	732	566

	$0	$(166)	$(6,336)	$0	$549	$(5,953)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,227)	$0	$(1,227)
Purchased Options	0	0	0	2	(60)	(58)
Written Options	0	37	0	11	105	153
Swap Agreements	0	145	(3,014)	0	0	(2,869)

	$0	$182	$(3,014)	$(1,214)	$45	$(4,001)

	$0	$16	$(9,350)	$(1,214)	$594	$(9,954)

264	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(3)	$0	$0	$0	$0	$(3)
Futures	(49)	0	(183)	0	(179)	(411)
Swap Agreements	0	(138)	0	0	(473)	(611)

	$(52)	$(138)	$(183)	$0	$(652)	$(1,025)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$206	$0	$206
Purchased Options	0	0	0	14	(170)	(156)
Written Options	0	8	0	(8)	(31)	(31)
Swap Agreements	0	(48)	(6,817)	0	0	(6,865)

	$0	$(40)	$(6,817)	$212	$(201)	$(6,846)

	$(52)	$(178)	$(7,000)	$212	$(853)	$(7,871)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$898	$0	$898
Industrials	0	918	0	918
U.S. Government Agencies	0	94,769	0	94,769
U.S. Treasury Obligations	0	917	0	917
Non-Agency Mortgage-Backed Securities	0	12,081	0	12,081
Asset-Backed Securities
Automobile Sequential	0	249	0	249
CMBS Other	0	1,160	0	1,160
Home Equity Other	0	7,807	0	7,807
Whole Loan Collateral	0	1,868	0	1,868
Other ABS	0	1,046	0	1,046
Sovereign Issues	0	9,026	0	9,026
Short-Term Instruments
Repurchase Agreements	0	5,700	0	5,700
Short-Term Notes	0	99	0	99
Egypt Treasury Bills	0	1	0	1
U.S. Treasury Bills	0	12,979	0	12,979

	$0	$149,518	$0	$149,518

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,852	$0	$0	$29,852

Total Investments	$29,852	$149,518	$0	$179,370

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,703)	$0	$(11,703)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	62	205	0	267
Over the counter	0	4,152	0	4,152

	$62	$4,357	$0	$4,419

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(250)	(228)	0	(478)
Over the counter	0	(10,494)	0	(10,494)

	$(250)	$(10,722)	$0	$(10,972)

Total Financial Derivative Instruments	$(188)	$(6,365)	$0	$(6,553)

Totals	$29,664	$131,450	$0	$161,114

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	265

Schedule of Investments	PIMCO StocksPLUS® Small Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 173.1%

CORPORATE BONDS & NOTES 4.7%

BANKING & FINANCE 3.2%

American Express Co.
5.442% due 01/30/2036 •	$300	$305

ARES Strategic Income Fund
5.450% due 09/09/2028	1,600	1,584

Athene Global Funding
5.033% due 07/17/2030	2,900	2,871

Barclays PLC
7.437% due 11/02/2033 •	1,100	1,230

Credit Suisse AG AT1 Claim	5,820	2,037

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	200	192
5.800% due 03/05/2027	800	805
5.800% due 03/08/2029	300	303
5.918% due 03/20/2028	600	608

GA Global Funding Trust
5.500% due 04/01/2032	400	395

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034	200	197

HSBC Holdings PLC
2.848% due 06/04/2031 •	200	185

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~	250	250

Nomura Holdings, Inc.
2.679% due 07/16/2030	1,300	1,190
3.103% due 01/16/2030	1,900	1,792

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (b)	1,500	1,175

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029	1,500	1,491

UBS Group AG
3.091% due 05/14/2032 •	1,300	1,193

Veraison Re Ltd.
6.441% (GSMMUSTI + 2.900%) due 03/08/2029 ~	250	250

VICI Properties LP
4.750% due 02/15/2028	1,800	1,802

		19,855

INDUSTRIALS 1.0%

Beignet Investor LLC
6.581% due 05/30/2049	3,030	3,118

Conagra Brands, Inc.
5.750% due 08/01/2035 (e)	900	903

DAE Funding LLC
3.375% due 03/20/2028	900	867

Petroleos del Peru SA
5.625% due 06/19/2047	900	632

Petroleos Mexicanos
6.350% due 02/12/2048	400	306

United Airlines Pass-Through Trust
5.450% due 08/15/2038	376	384

Viper Energy Partners LLC
5.700% due 08/01/2035	400	403

		6,613

UTILITIES 0.5%

Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	968

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027	400	397

Southern California Edison Co.
5.150% due 06/01/2029	1,500	1,522

		2,887

Total Corporate Bonds & Notes (Cost $27,397)		29,355

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 109.9%

Federal Home Loan Mortgage Corp.
4.000% due 01/01/2048	$842	$808
4.500% due 08/01/2052 -12/01/2053	3,858	3,732
5.500% due 11/01/2054 -09/01/2055 (e)	28,801	29,016
5.500% due 02/01/2055 -09/01/2055	5,130	5,237
6.000% due 04/01/2040 -10/01/2055	593	608
6.500% due 11/01/2053 -08/01/2054	7,740	8,140
6.500% due 09/01/2054 (e)	8,990	9,301

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	1,678	1,630

Federal Home Loan Mortgage Corp. REMICS
4.497% due 10/15/2037 •	9	9
4.612% due 09/25/2055 •	3,249	3,275
4.762% due 09/25/2055 •	4,501	4,518
4.812% due 03/25/2055 - 09/25/2055 •	8,630	8,701
4.862% due 02/25/2055 - 08/25/2055 •	4,828	4,877
5.112% due 12/25/2054 •	688	695

Federal National Mortgage Association
3.500% due 12/01/2047 - 08/01/2048	6,797	6,325
4.000% due 01/01/2049 (e)	1,047	1,003
5.500% due 08/01/2053 - 11/01/2054	5,808	5,900
6.000% due 09/01/2035 - 05/01/2041	267	279
6.500% due 12/01/2053 - 08/01/2054	3,937	4,152
6.500% due 02/01/2054 - 03/01/2055 (e)	15,919	16,589
7.500% due 05/01/2029 - 11/01/2037	16	15

Federal National Mortgage Association REMICS
4.126% due 07/25/2037 •	3	3
4.156% due 07/25/2037 •	7	7
4.176% due 09/25/2035 •	20	19
4.612% due 11/25/2054 •	1,696	1,700
4.672% due 03/25/2055 •	15,600	15,556
4.762% due 07/25/2055 •	510	513
4.812% due 08/25/2055 - 09/25/2055 •	6,372	6,424
5.062% due 09/25/2055 •	3,764	3,799

Government National Mortgage Association
3.500% due 10/20/2055 (e)	6,231	5,719
3.500% due 11/20/2055	15,369	14,108
4.000% due 06/20/2055 -09/20/2055	6,991	6,558
6.000% due 12/15/2038	25	27

Government National Mortgage Association REMICS
4.132% due 08/20/2047 •	231	226
4.523% due 09/20/2055 •	4,090	4,102
4.823% due 07/20/2055 •	1,092	1,101
4.843% due 09/20/2055 •	5,134	5,160

Government National Mortgage Association, TBA
4.000% due 04/01/2056	14,280	13,379
4.500% due 04/01/2056	15,830	15,295
5.000% due 06/01/2040 -05/01/2056	28,230	27,872
5.500% due 05/01/2056	9,000	9,040
6.000% due 05/01/2056	8,880	9,020

U.S. Small Business Administration
5.290% due 12/01/2027	3	3
5.720% due 01/01/2029	71	71
6.020% due 08/01/2028	30	30

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	1,430	1,254
4.000% due 04/01/2056 -06/01/2056	43,760	41,270
4.500% due 05/01/2056 -06/01/2056	8,167	7,874

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/01/2056 -05/01/2056		$77,440	$76,299
5.500% due 04/01/2056 -05/01/2056		10,920	10,968
6.000% due 06/01/2056 -07/01/2056		144,490	147,051
6.500% due 05/01/2056 -06/01/2056		141,800	146,581

Total U.S. Government Agencies (Cost $685,943)			685,839

U.S. TREASURY OBLIGATIONS 1.8%

U.S. Treasury Bonds
4.875% due 08/15/2045 (i)		191	190

U.S. Treasury Notes
3.875% due 07/31/2030 (g)(i)		11,000	10,983
4.250% due 08/15/2035 (i)		312	311

Total U.S. Treasury Obligations (Cost $11,527)			11,484

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%

Adjustable Rate Mortgage Trust
6.019% due 11/25/2037 ~		4,017	2,525

American Home Mortgage Assets Trust
4.779% due 11/25/2046 •		6,024	1,414

Atrium Hotel Portfolio Trust
5.470% due 12/15/2036 •		4,600	4,522

Avon Finance
4.645% due 12/28/2049 •	GBP	2,559	3,390

BCAP LLC Trust
4.158% due 03/26/2037 ~		$4,013	1,612

Bear Stearns ALT-A Trust
4.055% due 11/25/2035 ~		2,314	1,197
4.336% due 11/25/2035 ~		74	69

ChaseFlex Trust
4.393% due 07/25/2037 •		2,333	2,070

CHL Mortgage Pass-Through Trust
4.336% due 11/25/2037 ~		385	366
4.787% due 11/25/2034 ~		2	1
5.500% due 11/25/2035		18	9

Citigroup Mortgage Loan Trust, Inc.
3.863% due 01/25/2037 •		1	1
5.677% due 08/25/2035 ~		3	3
6.050% due 03/25/2036 •		29	30

CitiMortgage Alternative Loan Trust
4.393% due 04/25/2037 •		758	631

Countrywide Alternative Loan Trust
4.033% due 12/25/2046 •		1,957	1,793
4.113% due 02/25/2047 •		8	7
4.113% due 09/25/2047 •		1,031	971
4.193% due 06/25/2037 •		28	26
4.859% due 02/25/2036 •		3	3
5.750% due 02/25/2037		656	317
6.000% due 08/25/2035		1,045	386
6.000% due 06/25/2047		1,733	867

CSMC Trust
2.000% due 01/25/2060 ~		2,262	2,009

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.453% due 08/25/2037 •		1,527	1,256

Government National Mortgage Association REMICS
4.453% due 10/20/2075 •		4,957	4,998

GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~		1	1

HarborView Mortgage Loan Trust
4.131% due 12/19/2036 •		127	116
4.171% due 01/19/2038 •		174	156
4.201% due 12/19/2036 •		680	572

JP Morgan Mortgage Trust
4.941% due 08/25/2034 ~		8	8
5.750% due 01/25/2036		10	5
5.818% due 07/25/2035 ~		539	539

JP Morgan Resecuritization Trust
3.316% due 06/26/2037 ~		4,011	3,111
3.908% due 06/26/2037 •		519	519

266	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Mortgage Trust
4.443% due 11/25/2036 •	$1,080	$477

Lehman XS Trust
4.243% due 08/25/2046 •	878	925

MASTR Adjustable Rate Mortgages Trust
4.659% due 12/25/2046 •	4,656	3,922

Merrill Lynch Mortgage Investors Trust
4.838% due 09/25/2035 ~	37	29

MortgageIT Securities Corp. Mortgage Loan Trust
4.253% due 06/25/2047 •	552	483

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,064	1,032
2.750% due 11/25/2059 ~	1,966	1,890

PRKCM Trust
7.225% due 11/25/2058 þ	719	725

RALI Trust
4.163% due 08/25/2036 •	254	236
4.193% due 05/25/2047 •	2,647	2,503

Structured Adjustable Rate Mortgage Loan Trust
5.024% due 04/25/2035 ~	38	35

Structured Asset Mortgage Investments II Trust
3.913% due 08/25/2036 •	2,874	2,564

Structured Asset Securities Corp.
4.143% due 04/25/2035 •	957	869

UBS Commercial Mortgage Trust
3.504% due 12/15/2050	728	724

WaMu Mortgage Pass-Through Certificates Trust
3.412% due 01/25/2037 ~	107	93
4.266% due 08/25/2036 ~	41	38
4.285% due 06/25/2037 ~	365	329
4.589% due 01/25/2047 •	7	7
4.629% due 05/25/2047 •	1,494	1,293
4.641% due 12/25/2035 ~	604	574
4.953% due 11/25/2045 •	1,199	1,154
5.359% due 09/25/2046 •	19	18
5.359% due 10/25/2046 •	14	13

Wells Fargo Mortgage-Backed Securities Trust
6.288% due 12/25/2036 ~	42	39

Total Non-Agency Mortgage-Backed Securities (Cost $62,696)		55,472

ASSET-BACKED SECURITIES 22.4%

AUTOMOBILE ABS OTHER 0.4%

Carvana Auto Receivables Trust
2.900% due 03/10/2028	1,802	1,772
3.160% due 06/12/2028	1,006	984

		2,756

AUTOMOBILE SEQUENTIAL 1.7%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	2,400	2,445

Carvana Auto Receivables Trust
5.620% due 01/10/2029	155	156

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	4,200	4,262

Lendbuzz Securitization Trust
7.500% due 12/15/2028	1,583	1,609

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030	321	319

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	276	278

SCCU Auto Receivables Trust
5.110% due 06/15/2029	1,420	1,427

		10,496

CMBS OTHER 1.0%

MF1 Ltd.
5.427% due 02/19/2037 •	6,100	6,112

HOME EQUITY OTHER 9.2%

ABFC Trust
4.053% due 01/25/2037 •	1,566	1,128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities I Trust
4.113% due 08/25/2036 •	$226	$222

Citigroup Mortgage Loan Trust, Inc.
3.853% due 07/25/2045 •	68	48
4.113% due 12/25/2036 •	1,884	1,060

Countrywide Asset-Backed Certificates Trust
3.983% due 11/25/2037 •	80	77
4.043% due 06/25/2047 •	542	530
4.073% due 06/25/2037 •	492	461
4.073% due 06/25/2047 •	563	518
4.313% due 12/25/2036 •	1,754	1,695
4.333% due 03/25/2036 •	655	602
4.378% due 05/25/2036 •	1,050	1,030

Credit-Based Asset Servicing & Securitization LLC
3.908% due 07/25/2037 •	4	3

Fieldstone Mortgage Investment Trust
4.528% due 12/25/2035 •	277	276

Fremont Home Loan Trust
3.893% due 08/25/2036 •	79	24
4.133% due 02/25/2036 •	483	474

GSAA Home Equity Trust
3.972% due 03/25/2036 ~	2,964	1,758
4.193% due 03/25/2037 •	3,842	1,039

GSAMP Trust
4.253% due 01/25/2037 •	2,700	2,401
5.113% due 12/25/2034 •	746	685

Home Equity Loan Trust
4.133% due 04/25/2037 •	5,300	4,768

Home Equity Mortgage Loan Asset-Backed Trust
4.843% due 11/25/2034 •	98	98
4.858% due 08/25/2035 •	2,000	1,970

JP Morgan Mortgage Acquisition Trust
4.213% due 10/25/2036 •	4	4

Long Beach Mortgage Loan Trust
4.233% due 02/25/2036 •	854	849
4.708% due 08/25/2035 •	1,700	1,580

MASTR Specialized Loan Trust
4.313% due 02/25/2036 •	198	195
4.313% due 06/25/2046 •	968	940

Merrill Lynch Mortgage Investors Trust
4.013% due 08/25/2037 •	4,899	2,394

Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 07/25/2036 •	3	1
4.008% due 03/25/2037 •	12,697	4,738
4.113% due 09/25/2036 •	2,136	897

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	3,332	1,070

Option One Mortgage Loan Trust
3.893% due 07/25/2036 •	1,772	819
3.923% due 07/25/2037 •	2,031	1,317
4.013% due 04/25/2037 •	1,832	1,297
4.013% due 05/25/2037 •	1,073	651
4.073% due 01/25/2037 •	2,423	1,410
4.103% due 04/25/2037 •	240	138

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.518% due 02/25/2035 •	6,262	5,867

Popular ABS Mortgage Pass-Through Trust
4.288% due 07/25/2036 •	1,566	1,505

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	3,588	1,086

Residential Asset Mortgage Products Trust
4.858% due 05/25/2035 •	2,057	2,021

Securitized Asset-Backed Receivables LLC Trust
4.033% due 07/25/2036 •	854	324
4.438% due 10/25/2035 •	1,048	872

SG Mortgage Securities Trust
4.153% due 02/25/2036 •	3,643	1,778

Soundview Home Loan Trust
3.913% due 11/25/2036 •	6	2
3.963% due 07/25/2037 •	883	795
4.093% due 03/25/2037 •	186	178
4.293% due 10/25/2036 •	2,118	2,053
4.633% due 08/25/2035 •	1,459	1,366

Structured Asset Securities Corp. Mortgage Loan Trust
4.023% due 05/25/2047 •	439	435

		57,449

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 0.3%

Securitized Asset-Backed Receivables LLC Trust
4.293% due 05/25/2036 •		$2,586	$1,388

Specialty Underwriting & Residential Finance Trust
4.393% due 12/25/2036 •		306	300

			1,688

OTHER ABS 9.8%

ACHV ABS Trust
5.430% due 10/27/2031		687	692

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		300	288

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		1,300	1,289

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		300	287

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		1,900	1,901

Bain Capital Euro CLO DAC
2.766% due 01/20/2032 •	EUR	229	265

Barings Euro CLO DAC
3.426% due 08/15/2039 •		1,900	2,192

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •		$1,300	1,300

Carlyle Euro CLO DAC
2.716% due 01/15/2031 •	EUR	232	268
2.874% due 08/15/2032 •		1,260	1,458

Carlyle U.S. CLO Ltd.
4.778% due 10/20/2034 •		$1,500	1,500

Cedar Funding VI CLO Ltd.
4.758% due 04/20/2034 •		900	901

CVC Cordatus Loan Fund XXX DAC
3.229% due 05/15/2037 •	EUR	1,100	1,271

Dryden 86 CLO Ltd.
4.798% due 07/17/2034 •		$1,500	1,502

GreenSky Home Improvement Issuer Trust
5.550% due 06/25/2059		1,300	1,323

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	900	1,040

Harvest CLO XXI DAC
1.040% due 07/15/2031		338	385
2.776% due 07/15/2031 •		2,668	3,087

Invesco Euro CLO XI DAC
3.287% due 10/22/2036 •		3,000	3,465

Jubilee CLO DAC
2.666% due 04/15/2031 •		588	680

Nelnet Student Loan Trust
5.873% due 02/20/2041 •		$254	260
6.640% due 02/20/2041		212	219

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.918% due 10/25/2036 •		3,300	3,300

Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		802	803
5.303% due 10/15/2032		1,579	1,578

Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034		1,800	1,807

Penta CLO 9 DAC
2.880% due 07/25/2036 •	EUR	1,500	1,729

Post CLO Ltd.
4.752% due 10/15/2034 •		$1,500	1,501

Providus CLO V DAC
3.214% due 11/15/2039 •	EUR	1,000	1,155

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		$3,000	3,003

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		400	381

RRE 3 Loan Management DAC
3.306% due 12/15/2039 •	EUR	3,000	3,460

SMB Private Education Loan Trust
4.550% due 02/16/2055		$3,330	3,246
5.222% due 11/15/2052 •		372	376

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	267

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/17/2052		$1,507	$1,538

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		1,011	977

Sunbit Asset Securitization Trust
5.360% due 07/15/2030		800	801

TCI-Symphony CLO Ltd.
5.463% due 10/13/2032 •		4,900	4,910

Vibrant CLO XII Ltd.
4.818% due 04/20/2034 •		3,100	3,104

Whetstone Park CLO Ltd.
4.738% due 01/20/2035 •		2,000	1,999

			61,241

Total Asset-Backed Securities (Cost $153,414)			139,742

SOVEREIGN ISSUES 12.5%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	370,000	390
5.800% due 10/01/2029		155,000	170

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (b)	BRL	26,700	4,992
0.000% due 10/01/2026 (b)		43,300	7,831

Colombia Government International Bonds
5.000% due 06/15/2045		$600	432
6.500% due 01/21/2033		200	196
8.375% due 11/07/2054		800	828

Colombia TES
9.250% due 05/28/2042	COP	221,000	45
11.000% due 08/22/2029		2,882,500	727
11.500% due 07/25/2046		139,000	34
11.750% due 01/24/2035		45,103,800	11,183
12.000% due 03/13/2058		91,500	23
12.750% due 11/28/2040		940,000	249

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	124,000	267

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$3,100	3,120

Ecuador Government International Bonds
0.000% due 07/31/2030 (b)		720	604

Egypt Government Bonds
19.698% due 10/14/2030	EGP	46,600	839

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	1,000	998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	380,000	$1,858

Peru Government Bonds
6.150% due 08/12/2032	PEN	2,700	811
6.850% due 08/12/2035		2,100	616
7.300% due 08/12/2033		13,800	4,345

Peru Government International Bonds
5.400% due 08/12/2034		13,900	3,795
6.150% due 08/12/2032		62,200	18,692
6.950% due 08/12/2031		881	275

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	98,450	4,677
7.000% due 02/28/2031		29,370	1,627
8.000% due 01/31/2030		27,700	1,620
8.250% due 03/31/2032		13,800	796
8.500% due 01/31/2037		17,000	939
8.875% due 02/28/2035		54,000	3,136

Romania Government International Bonds
6.750% due 07/11/2039	EUR	1,200	1,388

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	300	7
39.740% (BISTREFI) due 08/19/2026 ~		300	7
39.740% (BISTREFI) due 05/17/2028 ~		35,200	789

Total Sovereign Issues (Cost $75,819)			78,306

		SHARES
EXCHANGE-TRADED FUNDS 4.1%

iShares Core S&P 500 ETF		39,531	25,822

Total Exchange-Traded Funds (Cost $26,669)			25,822

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.8%

COMMERCIAL PAPER 2.0%

HCA, Inc.
4.150% due 04/16/2026		$8,400	8,385

Keurig Dr. Pepper, Inc.
4.350% due 04/30/2026		500	498

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phillips 66
4.300% due 04/24/2026		$3,300	$3,291

			12,174

REPURCHASE AGREEMENTS (d) 1.0%

			6,000

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (b)(c)	EGP	800	13

U.S. TREASURY BILLS 5.8%
3.699% due 04/28/2026 - 07/21/2026 (a)(b)(i)		$36,797	36,467

Total Short-Term Instruments (Cost $54,656)			54,654

Total Investments in Securities (Cost $1,098,121)			1,080,674

		SHARES
INVESTMENTS IN AFFILIATES 9.7%

SHORT-TERM INSTRUMENTS 9.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%

PIMCO Short Asset Portfolio		1,457,129	14,302

PIMCO Short-Term Floating NAV Portfolio III		4,743,938	46,201

Total Short-Term Instruments (Cost $60,498)			60,503

Total Investments in Affiliates (Cost $60,498)			60,503

Total Investments 182.8% (Cost $1,158,619)			$1,141,177

Financial Derivative Instruments (f)(h) 2.7% (Cost or Premiums, net $23,159)			16,663

Other Assets and Liabilities, net (85.5)%			(533,709)

Net Assets 100.0%			$624,131

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	3.620%	03/31/2026	04/01/2026	$6,000	U.S. Treasury Bonds 4.625% due 11/15/2044	$(6,111)	$6,000	$6,001

Total Repurchase Agreements						$(6,111)	$6,000	$6,001

268	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	3.250%	03/20/2026	05/01/2026	$(869)	$(870)
SAL	3.770	03/31/2026	04/13/2026	(5,544)	(5,545)

Total Reverse Repurchase Agreements					$(6,415)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (14.8)%
Government National Mortgage Association, TBA	3.000%	05/01/2056	$21,600	$(19,194)	$(19,270)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	14,640	(11,728)	(11,789)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	20,240	(16,951)	(17,012)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	26,960	(24,576)	(24,662)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2056	13,550	(12,917)	(12,777)
Uniform Mortgage-Backed Security, TBA	4.500	04/01/2056	1,190	(1,143)	(1,148)
Uniform Mortgage-Backed Security, TBA	5.000	04/13/2056	5,660	(5,576)	(5,583)

Total Short Sales (14.8)%				$(92,085)	$(92,241)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(870)	$0	$(870)	$903	$33
DEU	6,001	0	0	6,001	(6,111)	(110)
SAL	0	(5,545)	0	(5,545)	5,719	174

Total Borrowings and Other Financing Transactions	$6,001	$(6,415)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(870)	$0	$(870)
U.S. Government Agencies	0	(5,545)	0	0	(5,545)

Total Borrowings	$0	$(5,545)	$(870)	$0	$(6,415)

Payable for reverse repurchase agreements					$(6,415)

(e)	Securities with an aggregate market value of $6,622 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(9,359) at a weighted average interest rate of 4.031%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	269

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	77	$77	$33	$6

Total Purchased Options					$33	$6

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month CORRA March Futures	06/2027	28	$4,887	$(11)	$5	$0
3-Month SONIA March Futures	06/2027	187	59,180	86	77	0
30-Day Federal Fund May Futures	05/2026	65	26,098	(104)	0	0
Australia Government 10-Year Bond June Futures	06/2026	109	8,104	(50)	76	0
California Carbon Allowance Vintage December Futures	12/2026	87	2,512	(389)	0	(22)
E-Mini Russell 2000 Index June Futures	06/2026	105	13,189	81	441	0
Euro-Bund June Futures	06/2026	297	43,045	(1,075)	312	0
U.S. Treasury 5-Year Note June Futures	06/2026	2,563	277,265	(3,468)	361	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	208	23,611	(526)	62	0

				$(5,456)	$1,334	$(22)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR June Futures	06/2027	7	$(1,965)	$13	$0	$(3)
3-Month SOFR Active Contract March Futures	06/2027	8	(1,928)	9	0	(1)
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	71	(22,408)	1,201	0	(735)
Australia Government 3-Year Bond June Futures	06/2026	14	(1,001)	3	0	(5)
Euro-Oat June Futures	06/2026	311	(42,665)	1,363	0	(395)
Japan Government 10-Year Bond June Futures	06/2026	29	(23,811)	288	6	(51)
U.S. Treasury 2-Year Note June Futures	06/2026	198	(41,074)	297	0	(15)
U.S. Treasury 10-Year Note June Futures	06/2026	327	(36,312)	713	0	(77)
U.S. Treasury Long-Term Bond June Futures	06/2026	5	(569)	18	0	(2)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	5	(583)	(8)	0	(1)

				$3,897	$6	$(1,285)

Total Futures Contracts				$(1,559)	$1,340	$(1,307)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	12/20/2027	0.198%	EUR	800	$(4)	$17	$13	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	$	1,400	9	(6)	3	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054		200	2	(1)	1	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		2,000	12	(8)	4	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.426	EUR	400	3	3	6	0	0

							$22	$5	$27	$0	$0

270	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	(1.000)%	Quarterly	06/20/2031	$	140,340	$(2,136)	$(333)	$(2,469)	$0	$(304)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	620	(10)	0	(10)	0	(1)
CDX.iTraxx Crossover 44 5-Year Index	(5.000)	Quarterly	12/20/2030		40	(4)	0	(4)	0	0

						$(2,150)	$(333)	$(2,483)	$0	$(305)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$	92	$(3)	$3	$0	$0	$0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		800	(68)	73	5	4	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	6	(1)	0	(1)
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		200	(8)	7	(1)	1	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		100	(3)	2	(1)	1	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		1,270	(29)	5	(24)	6	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		693	51	(10)	41	6	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		6,100	259	44	303	34	0

						$192	$130	$322	$52	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	53,900	$(262)	$(1,142)	$(1,404)	$168	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	3	1	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	12	11	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		400	(1)	(16)	(17)	2	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		5,600	(164)	(75)	(239)	23	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		13,800	(189)	(533)	(722)	55	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		2,840	134	42	176	0	(14)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	1,983,000	(136)	(154)	(290)	43	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		980,000	(619)	(9)	(628)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		$7,300	0	12	12	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		106,500	(429)	117	(312)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,000	(2)	(7)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		5,600	0	41	41	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,300	175	(225)	(50)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,000	(2)	(8)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		25,290	(523)	393	(130)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		34,370	(579)	372	(207)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		28,890	284	(125)	159	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		50,900	332	6,255	6,587	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		31,900	0	204	204	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		11,700	34	(92)	(58)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		58,300	5,978	1,368	7,346	0	(63)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		17,800	(466)	(84)	(550)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		13,170	(296)	271	(25)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		33,650	(827)	753	(74)	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		9,850	6	8	14	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		10,400	(48)	62	14	12	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		10,300	(49)	49	0	12	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		3,360	58	(9)	49	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		7,900	593	(447)	146	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		30,950	(236)	406	170	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		90	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		30	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		900	(3)	7	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		600	(2)	5	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,000	(4)	3	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		400	(2)	4	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		300	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,260	(14)	25	11	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		300	(1)	6	5	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	271

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.933%	Annual	01/06/2035		$600	$(2)	$8	$6	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		500	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		300	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		400	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		600	(2)	6	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		700	(2)	6	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		700	(2)	13	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		300	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		300	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		700	(2)	17	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		250	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		500	(2)	(2)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		400	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		500	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		700	(2)	(6)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		800	(2)	(5)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		500	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		900	(4)	(4)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		65,560	129	430	559	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		5,570	(89)	139	50	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		900	(2)	11	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		800	(2)	8	6	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		2,831	48	(15)	33	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		14,300	(97)	269	172	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		9,260	140	516	656	23	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		18,700	5,245	2,366	7,611	52	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		4,200	0	(75)	(75)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		4,380	0	(73)	(73)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		19,050	241	1,874	2,115	67	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		18,690	(1,602)	(479)	(2,081)	0	(70)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,190	73	144	217	12	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		2,110	(86)	34	(52)	0	(8)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		1,630	(12)	0	(12)	0	(7)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	2,400	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		24,100	0	(43)	(43)	0	(2)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		4,700	0	(6)	(6)	1	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		30,100	0	(99)	(99)	35	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		47,400	0	(140)	(140)	55	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		52,300	0	(133)	(133)	61	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		17,200	0	(80)	(80)	0	(9)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,400	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		22,600	0	(78)	(78)	30	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	9,800	74	(122)	(48)	97	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	3,000	1	12	13	3	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		400	0	2	2	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		200	0	1	1	0	0
Pay(6)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		120	0	0	0	0	0
Pay(6)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	25,700	(111)	(429)	(540)	192	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	141,000	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		115,000	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		224,000	0	3	3	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	16,670	(1)	(4)	(5)	0	(1)
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		2,200	0	(1)	(1)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		1,100	0	0	0	0	0
Receive(6)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		570	0	0	0	0	0
Receive(6)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	500	(1)	13	12	0	(2)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		400	(1)	3	2	0	(2)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	2	2	0	(1)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		1,950	8	(47)	(39)	9	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		300	0	(7)	(7)	2	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		500	(2)	(7)	(9)	0	(3)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(5)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(5)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		400	(2)	(4)	(6)	0	(3)

272	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid\ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	3.063%	Annual	12/06/2033	EUR	400	$(2)	$(2)	$(4)	$0	$(3)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		570	(2)	5	3	0	(4)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	2	1	0	(3)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		300	(1)	3	2	0	(2)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	3	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		500	(1)	11	10	0	(4)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	28	27	0	(4)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		300	(1)	(16)	(17)	2	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(1)	(27)	(28)	3	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		300	(1)	18	17	0	(2)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(10)	(11)	2	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		300	(1)	(14)	(15)	2	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	(10)	(11)	2	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(8)	(9)	2	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		300	(1)	(10)	(11)	2	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		300	(1)	10	9	0	(2)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		300	(1)	9	8	0	(2)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		300	(1)	10	9	0	(2)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	9	8	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		31,690	(866)	(287)	(1,153)	280	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		21,470	494	47	541	0	(240)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	3,900	(73)	3	(70)	8	0
Receive	CPURNSA	2.520	Maturity	03/27/2030	$	12,600	0	18	18	0	(8)
Receive	CPURNSA	2.544	Maturity	04/07/2030		7,160	(50)	48	(2)	0	(4)
Receive	CPURNSA	2.371	Maturity	04/10/2035		19,000	0	90	90	0	(6)
Receive	CPURNSA	2.453	Maturity	07/20/2052		1,300	20	(26)	(6)	2	0
Receive	CPURNSA	2.424	Maturity	10/30/2055		1,900	0	(34)	(34)	3	0

							$6,155	$11,393	$17,548	$1,362	$(871)

Total Swap Agreements							$4,219	$11,195	$15,414	$1,414	$(1,177)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$6	$1,340	$1,435	$2,781	$0	$(1,307)	$(1,177)	$(2,484)

(g)

Securities with an aggregate market value of $1,441 and cash of $18,548 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $21 for closed swap agreements is outstanding at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	273

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	6,143		$4,485	$69	$0
	04/2026	NZD	1,564		894	0	(5)
	04/2026	SGD	10		8	0	0
	04/2026		$558	GBP	421	0	0
	05/2026	GBP	421		$558	0	0
	05/2026		$895	NZD	1,564	5	0

BOA	04/2026	BRL	6,706		$1,286	0	(9)
	04/2026	CLP	60,563		70	5	0
	04/2026	CNH	1,821		264	0	0
	04/2026	COP	1,934,856		504	0	(22)
	04/2026	EUR	211		249	6	0
	04/2026	IDR	8,632,715		510	1	0
	04/2026	INR	111,962		1,198	15	0
	04/2026	JPY	191,384		1,200	0	(6)
	04/2026	KRW	1,011,577		687	16	0
	04/2026	PHP	7,175		120	2	0
	04/2026	PLN	1,457		394	2	0
	04/2026	SGD	148		116	1	0
	04/2026	THB	645		21	1	0
	04/2026	TWD	19,151		600	2	0
	04/2026		$1,283	BRL	6,706	11	0
	04/2026		90	CNH	620	0	0
	04/2026		39	COP	144,940	0	0
	04/2026		440	CZK	9,300	1	(3)
	04/2026		562	EUR	484	0	(2)
	04/2026		139	HUF	46,982	3	0
	04/2026		1,008	INR	94,593	1	(3)
	04/2026		126	MXN	2,322	4	0
	04/2026		756	PLN	2,747	1	(17)
	04/2026		80	TWD	2,553	0	0
	04/2026		211	ZAR	3,639	3	0
	05/2026		1,200	JPY	190,808	6	0
	06/2026	CAD	400		$292	4	0
	06/2026	ILS	3,005		973	15	0
	06/2026	MXN	16,148		899	4	0
	06/2026	NZD	100		59	1	0
	06/2026	PHP	6,040		100	1	0
	06/2026	SGD	127		100	1	0
	06/2026		$71	AUD	100	0	(2)
	06/2026		26	BRL	136	0	0
	06/2026		360	CLP	309,382	0	(26)
	06/2026		134	ILS	417	0	(1)
	06/2026		147	MXN	2,668	1	0
	06/2026		63	NOK	600	0	(1)
	10/2026	BRL	1,800		$329	0	(4)

BPS	04/2026	AUD	529		376	12	0
	04/2026	BRL	22,167		4,142	0	(137)
	04/2026	CLP	62,666		70	2	0
	04/2026	CNH	621		90	0	0
	04/2026	COP	2,409,699		629	0	(26)
	04/2026	GBP	612		812	2	0
	04/2026	ILS	2,932		950	17	0
	04/2026	INR	21,391		227	0	(1)
	04/2026	KRW	1,150,917		770	5	(1)
	04/2026	THB	66,214		2,048	39	(1)
	04/2026	TWD	6,605		206	0	0
	04/2026		$2,042	AUD	2,919	0	(28)
	04/2026		4,223	BRL	22,167	56	0
	04/2026		346	CLP	316,276	0	(5)
	04/2026		127	COP	471,712	0	0
	04/2026		3,216	IDR	54,417,856	0	(11)
	04/2026		596	ILS	1,888	5	0
	04/2026		568	INR	52,842	0	(10)
	04/2026		744	JPY	118,600	4	0
	04/2026		376	KRW	561,087	1	(3)
	04/2026		1,194	PHP	70,908	0	(24)

274	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$1,502	PLN	5,416	$0	$(43)
	04/2026		1,041	THB	33,033	0	(39)
	04/2026		1,812	TWD	57,918	0	(4)
	04/2026	ZAR	8,279		$489	0	0
	05/2026	ILS	1,886		596	0	(5)
	05/2026	INR	135,408		1,431	0	(6)
	05/2026	TWD	31,128		966	0	(4)
	05/2026		$560	BRL	2,940	4	0
	05/2026		719	IDR	12,238,324	2	0
	05/2026		144	THB	4,727	0	0
	06/2026	CLP	316,276		$346	5	0
	06/2026	IDR	2,532,557		150	2	0
	06/2026		$661	BRL	3,514	8	0
	06/2026		1,825	IDR	30,718,061	0	(19)
	06/2026		60	NZD	100	0	(2)
	07/2026	BRL	5,000		$929	0	(17)
	07/2026		$1,524	BRL	8,190	25	0
	08/2026		776	ZAR	12,884	0	(23)
	10/2026	BRL	11,900		$2,171	0	(32)

BRC	04/2026	IDR	3,355,760		197	0	0
	04/2026	MYR	277		70	2	0
	04/2026	TRY	149,629		3,283	0	(41)
	04/2026	TWD	2,563		80	0	0
	04/2026		$200	IDR	3,355,760	0	(3)
	04/2026		227	MYR	898	0	(5)
	04/2026		83	NOK	795	0	(1)
	04/2026		714	PLN	2,565	0	(23)
	04/2026		1,151	SEK	10,441	0	(48)
	04/2026		1,286	TRY	58,593	17	0
	04/2026		80	TWD	2,565	0	0
	04/2026	ZAR	42,204		$2,579	88	0
	05/2026	TRY	16,787		360	0	(2)
	06/2026	IDR	1,689,370		99	0	0
	06/2026	ILS	44		14	0	0
	06/2026	THB	3,254		100	1	0
	06/2026		$74	CAD	100	0	(2)
	06/2026		70	IDR	1,181,310	0	(1)
	06/2026		100	MYR	391	0	(3)

BSH	04/2026	BRL	24,500		$4,545	0	(185)
	04/2026	JPY	401,689		2,516	0	(15)
	04/2026		$4,718	BRL	24,500	12	0
	04/2026		6,222	NZD	10,777	0	(29)
	04/2026		1,451	PLN	5,250	0	(37)
	05/2026	NZD	10,777		$6,229	29	0
	05/2026	PEN	10,332		3,029	68	0
	05/2026		$2,516	JPY	400,479	15	0
	07/2026	PEN	18,798		$5,583	210	0
	10/2026	BRL	26,200		4,836	0	(13)
	12/2026	PEN	12,222		3,610	142	0
	01/2027		$697	PEN	2,368	0	(27)

CBK	04/2026	BRL	1,421		$272	0	(2)
	04/2026	CAD	1,239		910	20	0
	04/2026	CLP	538,345		590	9	0
	04/2026	CNH	620		90	0	0
	04/2026	COP	1,307,608		344	0	(12)
	04/2026	GBP	1,288		1,722	17	0
	04/2026	IDR	8,606,314		508	2	0
	04/2026	INR	701,227		7,503	96	0
	04/2026	JPY	26,300		169	3	0
	04/2026	KRW	314,854		215	6	0
	04/2026	NOK	3,920		410	5	0
	04/2026	PEN	591		172	3	0
	04/2026	PHP	16,833		279	1	0
	04/2026	SEK	4,420		475	8	0
	04/2026	THB	42		1	0	0
	04/2026	TWD	19,876		628	7	0
	04/2026		$270	BRL	1,421	4	0
	04/2026		34	CLP	30,872	0	(1)
	04/2026		303	CNH	2,089	0	0
	04/2026		5,177	COP	19,238,331	55	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	275

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$152	CZK	3,218	$0	$0
	04/2026		40	HUF	13,654	1	0
	04/2026		197	IDR	3,347,979	0	0
	04/2026		18,920	INR	1,742,991	15	(473)
	04/2026		743	JPY	118,800	6	0
	04/2026		410	NOK	3,965	0	0
	04/2026		210	PEN	722	0	(3)
	04/2026		30	PLN	108	0	(1)
	04/2026		359	SEK	3,245	0	(17)
	04/2026		652	THB	21,186	0	(8)
	05/2026	PEN	949		$274	2	0
	05/2026	THB	8,858		286	17	0
	06/2026	CLP	277,842		311	11	0
	06/2026	COP	25,069,053		6,696	5	(22)
	06/2026	ILS	1,110		358	5	0
	06/2026		$419	IDR	7,062,130	0	(4)
	06/2026		140	ILS	431	0	(2)
	06/2026		616	MXN	10,896	0	(11)
	06/2026		279	PHP	16,902	0	(1)
	07/2026	PEN	6,042		$1,791	65	0
	08/2026		$396	ZAR	7,052	16	0
	09/2026	COP	8,995,566		$2,322	0	(37)
	09/2026		$2,402	CLP	2,085,018	0	(150)
	09/2026		262	MXN	4,681	0	(4)
	11/2026	PEN	4,560		$1,333	39	0
	12/2026		934		269	4	0
	01/2027		2,243		663	28	0

CIB	04/2026	CAD	136		100	2	0
	06/2026	CZK	2,108		100	1	0
	06/2026		$134	JPY	21,100	0	0
	06/2026	ZAR	5,144		$300	0	(2)

DUB	04/2026	CNH	80		12	0	0
	04/2026	CZK	5,434		257	1	0
	04/2026	ILS	5,916		1,911	29	0
	04/2026	INR	267,937		2,843	18	(4)
	04/2026		$3,252	AUD	4,741	19	0
	04/2026		71	HUF	24,019	1	0
	04/2026		3,076	INR	290,083	21	(13)
	04/2026		10,513	SGD	13,430	0	(68)
	04/2026		627	THB	20,483	0	(5)
	04/2026	ZAR	11		$1	0	0
	05/2026	AUD	4,741		3,251	0	(19)
	05/2026	SGD	13,400		10,513	67	0
	05/2026		$12	CNH	80	0	0
	06/2026	HUF	101,683		$300	0	(4)
	06/2026	KZT	56,559		106	0	(10)
	06/2026	PHP	2,556		43	1	0
	06/2026	THB	20,441		627	4	0
	06/2026	TWD	727		23	0	0
	06/2026		$40	ILS	125	0	0
	06/2026		347	PEN	1,199	0	(4)
	09/2026	PEN	503		$146	2	0

FAR	04/2026	AUD	3,114		2,207	58	0
	04/2026	CHF	3,864		5,006	174	0
	04/2026	GBP	606		819	17	0
	04/2026	JPY	500,139		3,134	0	(18)
	04/2026	MYR	156		39	1	0
	04/2026	PEN	388		111	0	0
	04/2026		$4,953	CHF	3,947	0	(17)
	04/2026		20	IDR	338,300	0	0
	04/2026		961	JPY	150,166	0	(15)
	04/2026		20	MYR	78	0	(1)
	04/2026		115	PEN	388	0	(4)
	04/2026		659	PLN	2,378	0	(18)
	04/2026		57	SGD	73	0	0
	05/2026	CHF	3,933		$4,953	17	0
	05/2026	ILS	3,136		991	0	(8)
	05/2026	SGD	72		57	0	0
	05/2026		$3,134	JPY	498,629	18	0
	06/2026	ILS	2,139		$694	12	0

276	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	MXN	10,531		$605	$21	$0
	06/2026	MYR	790		200	4	0
	06/2026	PHP	616		10	0	0
	08/2026	PEN	11,032		3,263	112	0
	09/2026		390		115	4	0
	09/2026		$212	MXN	3,750	0	(6)

GLM	04/2026	BRL	77,024		$14,322	0	(548)
	04/2026	CLP	274,884		300	3	0
	04/2026	ILS	2,900		933	10	0
	04/2026	INR	70,316		764	19	0
	04/2026	MYR	2,373		598	11	0
	04/2026	PEN	1,176		350	12	0
	04/2026	THB	3,811		117	2	0
	04/2026	TWD	1,601		50	0	0
	04/2026		$14,320	BRL	77,024	550	0
	04/2026		256	CNH	1,759	0	(1)
	04/2026		42	HUF	14,477	1	0
	04/2026		88	IDR	1,482,739	0	0
	04/2026		89	INR	8,220	0	(2)
	04/2026		1,234	MXN	22,707	32	0
	04/2026		1,653	MYR	6,506	0	(45)
	04/2026		337	PEN	1,176	1	0
	04/2026		40	PLN	144	0	(1)
	04/2026		743	THB	23,793	0	(20)
	06/2026	BRL	1		$0	0	0
	06/2026	CLP	307,440		348	16	0
	06/2026	IDR	5,036,569		299	3	0
	06/2026	ILS	623		200	1	0
	06/2026	INR	9,468		100	0	0
	06/2026	MXN	2,598		146	2	0
	06/2026	PLN	1,106		300	2	0
	06/2026	THB	10,868		332	0	0
	06/2026		$7,242	BRL	38,990	187	0
	06/2026		713	IDR	12,089,746	0	(3)
	06/2026		11,430	MXN	199,373	0	(375)
	06/2026		100	PLN	369	0	(1)
	07/2026	BRL	16,900		$3,135	0	(61)
	07/2026		$69	BRL	373	1	0

IND	04/2026	EUR	23,717		$28,005	591	0

JPM	04/2026	BRL	31,700		5,378	0	(742)
	04/2026	CNH	1,326		192	0	(1)
	04/2026	CZK	3,292		154	0	(1)
	04/2026	EUR	710		815	0	(5)
	04/2026	INR	140,811		1,498	11	0
	04/2026	KRW	341,580		226	0	(1)
	04/2026	MXN	68,845		3,845	8	0
	04/2026	PHP	4,134		68	0	0
	04/2026	PLN	3,460		943	12	(1)
	04/2026	SGD	13,345		10,589	210	0
	04/2026	TWD	8,794		275	0	0
	04/2026		$6,055	BRL	31,700	64	0
	04/2026		550	CAD	751	0	(10)
	04/2026		212	HUF	70,613	1	0
	04/2026		279	ILS	873	0	(2)
	04/2026		1,498	INR	141,052	3	0
	04/2026		226	KRW	338,960	1	(1)
	04/2026		366	MXN	6,750	10	0
	04/2026		381	PHP	22,873	0	(4)
	04/2026		100	PLN	362	0	(2)
	04/2026		219	SGD	282	1	0
	04/2026		275	TWD	8,790	0	0
	04/2026		190	ZAR	3,242	2	0
	04/2026	ZAR	127,949		$7,652	101	(1)
	05/2026	SGD	282		219	0	(1)
	05/2026		$772	CAD	1,072	0	0
	05/2026		12	CNH	84	0	0
	06/2026	AUD	500		$349	5	0
	06/2026	CAD	100		73	1	0
	06/2026	GBP	100		133	1	0
	06/2026	IDR	506,395		30	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	277

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	ILS	2,239		$722	$8	$0
	06/2026	MXN	10,710		597	3	0
	06/2026	PHP	5,417		89	0	0
	06/2026		$135	GBP	100	0	(2)
	06/2026		42	JPY	6,500	0	0
	06/2026		68	PHP	4,154	0	0
	07/2026	BRL	4,800		$887	0	(21)
	10/2026		3,400		619	0	(10)

MBC	04/2026	CHF	515		647	3	0
	04/2026	COP	2,088,525		564	0	(4)
	04/2026	EUR	1,174		1,356	2	(3)
	04/2026	GBP	1,151		1,536	13	0
	04/2026	INR	33,579		362	7	0
	04/2026	JPY	203,601		1,278	3	(7)
	04/2026	NOK	32,618		3,336	0	(33)
	04/2026	SEK	9,400		1,002	9	0
	04/2026	THB	28,196		887	31	0
	04/2026		$373	EUR	320	0	(3)
	04/2026		3,491	GBP	2,609	0	(38)
	04/2026		160	IDR	2,713,814	0	0
	04/2026		1,064	JPY	165,435	0	(22)
	04/2026		3,419	KRW	5,003,352	0	(92)
	04/2026		313	MXN	5,772	9	0
	04/2026		997	NOK	9,531	0	(12)
	05/2026	THB	9,206		$298	18	0
	05/2026		$967	JPY	154,134	7	0
	05/2026		3,358	NOK	32,866	36	0
	06/2026	COP	2,146,021		$571	0	(4)
	06/2026	IDR	2,720,230		160	0	0
	06/2026	MXN	785		43	0	0
	06/2026		$432	ILS	1,345	0	(3)
	07/2026		564	COP	2,136,858	4	0

MYI	04/2026	MYR	983		$250	7	0
	04/2026	PLN	319		90	4	0
	04/2026		$155	MXN	2,828	2	0
	04/2026		11	MYR	44	0	0
	06/2026	CHF	200		$255	3	0
	06/2026	EUR	200		233	1	0
	06/2026	GBP	200		268	3	0
	06/2026	NOK	3,300		341	0	0
	06/2026	NZD	300		175	2	0
	06/2026	PHP	2,699		45	1	0
	06/2026	SEK	2,500		269	4	0
	06/2026		$100	HUF	33,899	1	0
	06/2026		100	ZAR	1,674	0	(2)

NGF	04/2026		2,317	NOK	22,270	0	(17)
	04/2026		1,997	TRY	91,274	28	0
	05/2026		30		1,398	0	0

RBC	04/2026	KRW	114,775		$77	1	0
	04/2026		$77	KRW	114,775	0	(2)

SCX	04/2026	COP	7,791,099		$2,035	0	(84)
	04/2026	INR	4,350		47	1	0
	04/2026	NZD	10,777		6,443	250	0
	04/2026	THB	1,843		58	2	0
	04/2026		$5,339	CAD	7,391	0	(25)
	04/2026		837	GBP	627	0	(7)
	04/2026		1,739	INR	158,267	0	(68)
	04/2026		757	JPY	118,100	0	(13)
	04/2026		902	NZD	1,564	0	(3)
	04/2026		369	PLN	1,335	0	(9)
	04/2026		5,111	TWD	163,116	0	(14)
	05/2026	CAD	7,381		$5,339	25	0
	06/2026		$864	IDR	14,559,585	0	(8)

SOG	04/2026		540	CHF	433	1	0
	04/2026		28,893	EUR	25,008	44	(32)
	04/2026		4,186	JPY	651,393	0	(82)
	04/2026		20	PHP	1,205	0	0
	04/2026		14	SEK	134	0	0

278	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	CHF	432		$540	$0	$(1)
	05/2026	EUR	23,861		27,579	0	(43)
	05/2026	SEK	134		14	0	0
	06/2026	BRL	535		100	0	(2)
	06/2026	IDR	4,225,434		250	2	0
	06/2026	ILS	1,584		514	9	0
	06/2026	KRW	149,356		100	1	0
	06/2026	MXN	1,797		100	0	0
	06/2026	PEN	33,249		9,869	350	0
	06/2026		$90	IDR	1,521,691	0	(1)
	06/2026		55	SEK	500	0	(2)
	07/2026		1,453	PEN	4,911	0	(49)

SSB	04/2026	AUD	4,016		$2,858	87	0
	04/2026		$5	JPY	764	0	0
	08/2026	COP	13,144,442		$3,446	0	(23)

UAG	04/2026		3,861,690		1,039	0	(12)
	04/2026	CZK	6,652		317	3	0
	04/2026	INR	42,126		457	12	0
	04/2026	PLN	1,418		385	3	0
	04/2026	SGD	282		219	0	0
	04/2026	THB	21,488		663	11	0
	04/2026		$1,650	PLN	5,966	0	(43)
	04/2026		854	THB	27,548	0	(18)
	06/2026	CLP	246,353		$284	18	0
	06/2026	ILS	2,524		817	12	0
	06/2026	MXN	1,002		56	0	0
	06/2026		$1,039	COP	3,918,659	11	0
	06/2026		208	ILS	655	0	0
	06/2026		811	MXN	14,161	0	(26)

Total Forward Foreign Currency Contracts						$4,936	$(4,611)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	149,100	$278	$280
	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650	06/17/2026	39,600	71	95

						$ 349	$ 375

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	11,100	$17	$17
	Call - OTC USD versus HKD		7.800	08/24/2026	16,200	22	23
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	1,227	12	4
	Put - OTC USD versus KRW		1,400.000	07/13/2026	773	5	2
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	3,230	142	231

GLM	Put-OTC USD versus BRL	BRL	5.320	04/23/2026	2,120	32	63
	Call-OTC USD versus HKD	HKD	7.800	08/14/2026	2,800	4	4

JPM	Put-OTC USD versus KRW	KRW	1,400.000	09/04/2026	1,310	16	8

MBC	Call-OTC USD versus HKD	HKD	7.800	08/14/2026	5,600	7	8
	Call-OTC USD versus HKD		7.800	08/24/2026	6,200	9	9

						$266	$369

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	77,400	$ 55	$117
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	11,500	26	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	5,000	40	1

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	279

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443%	06/18/2026	8,900	$55	$41
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	10,400	14	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.095	04/06/2026	9,000	27	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	700	6	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	700	6	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	400	5	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	700	5	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	400	5	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	800	6	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	400	5	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	16,900	13	40
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	2,000	176	152
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	2,000	176	174
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	1,900	165	157
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	1,900	164	154
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	3,000	259	251
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	3,000	259	240

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	8,700	35	27
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651	06/24/2026	8,100	69	72
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	8,700	72	67
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	2,500	14	13

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,900	476	358
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	7,700	621	525

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	432,700	2,173	1,573
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	432,700	2,173	2,791
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	8,000	60	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	8,300	719	679
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	6,600	571	539

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463	04/14/2026	8,900	40	7
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.075	04/06/2026	400	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	4,800	28	21
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	5,100	449	396
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	5,100	449	436
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	16,800	1,356	1,019
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	22,000	1,775	1,501

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	9,100	87	6
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	7,700	46	18
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.219	06/04/2026	7,100	35	25
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	1,000	8	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	500	7	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	700	6	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	400	5	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	800	7	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	400	5	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,300	731	644
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,300	731	710
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	3,800	266	318
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	3,800	266	241

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	82,600	64	158
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	82,400	61	113
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	82,500	62	127
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	900	6	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	8,900	116	26
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	7,900	157	46
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	7,900	116	50
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	700	6	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	400	5	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	2,000	176	155
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	2,000	176	171

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	4,000	352	315
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	4,000	352	339

							$ 16,401	$14,839

280	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	13,800	$17	$116
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	56,200	18	48

					$35	$164

Total Purchased Options					$17,051	$15,747

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500%	05/20/2026	73,100	$(94)	$(22)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	98,900	(184)	(61)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	11,800	(14)	(9)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	06/17/2026	49,900	(71)	(20)

	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	06/17/2026	9,200	(14)	(11)

						$ (377)	$ (123)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	11,100	$(6)	$(4)
	Call - OTC USD versus HKD		7.850	08/24/2026	16,200	(7)	(7)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	1,227	(4)	(1)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	773	(2)	(1)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	6,460	(137)	(207)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	2,120	(6)	(13)
	Call - OTC USD versus BRL		5.700	04/23/2026	2,120	(17)	(2)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,800	(1)	(1)

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	1,310	(7)	(3)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	5,600	(3)	(2)
	Call - OTC USD versus HKD		7.850	08/24/2026	6,200	(3)	(3)

						$(193)	$(244)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	5,700	$(26)	$(5)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	6,000	(46)	(47)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	9,000	(55)	(85)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	6,600	(15)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	400	(1)	(2)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589	04/30/2026	9,100	(35)	(34)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	8,000	(69)	(47)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	8,900	(72)	(62)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	6,900	(10)	(41)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	4,000	(5)	(13)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	8,700	(61)	(71)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	11,900	(12)	(39)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	10,000	(40)	(37)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	700	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	800	(3)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	5,500	(28)	(26)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	9,300	(87)	(122)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	9,200	(46)	(132)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	700	(5)	(6)

							$ (624)	$(780)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	281

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	5,800	$(10)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	5,800	(11)	(32)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	4,100	(11)	(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	1,100	(7)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	7,100	(33)	(40)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	1,100	(6)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	7,100	(29)	(19)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	12,300	(36)	(23)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	12,300	(23)	(67)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	1,900	(3)	(2)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	4,000	(7)	(17)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.313	04/06/2026	3,400	(9)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	96.859	04/06/2026	10,000	(28)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	96.102	06/04/2026	7,100	(35)	(12)

					$(248)	$(245)

Total Written Options					$(1,442)	$(1,392)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.850%	Monthly	07/06/2026	—♦	$306	$0	$2	$2	$0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662%	100	(1)	1	0	0

							$(1)	$3	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	1,890	$425	$(47)	$378	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		4,120	944	(119)	825	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$	1,569	(443)	317	0	(126)

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	2,801	637	(77)	560	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		6,560	1,503	(190)	1,313	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,000	233	(33)	200	0

							$3,299	$(149)	$3,276	$(126)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	RU20INTR Index	317	4.090% (SOFR less a specified spread)	Monthly	12/09/2026	$	4,351	$0	$(16)	$0	$(16)

BPS	Receive	RU20INTR Index	105	3.770% (SOFR plus a specified spread)	Monthly	06/03/2026		1,441	0	(4)	0	(4)
	Receive	RU20INTR Index	23,046	3.880% (SOFR plus a specified spread)	Monthly	07/08/2026		316,312	0	(1,077)	0	(1,077)
GST	Receive	RU20INTR Index	20,953	3.770% (SOFR plus a specified spread)	Monthly	05/20/2026		287,585	0	(359)	0	(359)
MYI	Receive	RU20INTR Index	220	3.930% (SOFR plus a specified spread)	Monthly	05/05/2026		3,020	0	(10)	0	(10)

									$0	$(1,466)	$0	$(1,466)

Total Swap Agreements									$3,298	$(1,612)	$3,278	$(1,592)

282	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$74	$0	$0	$74	$(5)	$0	$0	$(5)	$69	$0	$69
BOA	108	1,617	378	2,103	(96)	(394)	(16)	(506)	1,597	0	1,597
BPS	189	179	825	1,193	(441)	(184)	(1,081)	(1,706)	(513)	28,083	27,570
BRC	108	883	0	991	(129)	(13)	(126)	(268)	723	273	996
BSH	476	0	0	476	(306)	0	0	(306)	170	(70)	100
CBK	450	0	560	1,010	(749)	0	0	(749)	261	(300)	(39)
CIB	3	0	0	3	(2)	0	0	(2)	1	0	1
DUB	163	5,585	2	5,750	(127)	(110)	0	(237)	5,513	(321)	5,192
FAR	438	0	0	438	(87)	0	0	(87)	351	(310)	41
GLM	853	3,447	0	4,300	(1,057)	(88)	0	(1,145)	3,155	874	4,029
GSC	0	164	0	164	0	(173)	0	(173)	(9)	0	(9)
GST	0	375	0	375	0	(123)	(359)	(482)	(107)	9,105	8,998
IND	591	0	0	591	0	0	0	0	591	(810)	(219)
JPM	442	1,978	1,313	3,733	(805)	(274)	0	(1,079)	2,654	(792)	1,862
MBC	142	17	0	159	(221)	(5)	0	(226)	(67)	0	(67)
MYC	0	848	200	1,048	0	(6)	0	(6)	1,042	(910)	132
MYI	28	0	0	28	(2)	0	(10)	(12)	16	0	16
NGF	28	654	0	682	(17)	0	0	(17)	665	0	665
RBC	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
SAL	0	0	0	0	0	(22)	0	(22)	(22)	0	(22)
SCX	278	0	0	278	(231)	0	0	(231)	47	0	47
SOG	407	0	0	407	(212)	0	0	(212)	195	0	195
SSB	87	0	0	87	(23)	0	0	(23)	64	0	64
UAG	70	0	0	70	(99)	0	0	(99)	(29)	0	(29)

Total Over the Counter	$4,936	$15,747	$3,278	$23,961	$(4,611)	$(1,392)	$(1,592)	$(7,595)

(i)

Securities with an aggregate market value of $38,335 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦ Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	283

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$6	$0	$0	$0	$0	$6
Futures	0	0	441	0	899	1,340
Swap Agreements	0	74	0	0	1,361	1,435

	$6	$74	$441	$0	$2,260	$2,781

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,936	$0	$4,936
Purchased Options	0	375	0	369	15,003	15,747
Swap Agreements	0	3,278	0	0	0	3,278

	$0	$3,653	$0	$5,305	$15,003	$23,961

	$6	$3,727	$441	$5,305	$17,264	$26,742

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$22	$0	$735	$0	$550	$1,307
Swap Agreements	0	306	0	0	871	1,177

	$22	$306	$735	$0	$1,421	$2,484

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,611	$0	$4,611
Written Options	0	123	0	244	1,025	1,392
Swap Agreements	0	126	1,466	0	0	1,592

	$0	$249	$1,466	$4,855	$1,025	$7,595

	$22	$555	$2,201	$4,855	$2,446	$10,079

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	459	459
Futures	0	0	9,222	0	887	10,109
Swap Agreements	0	(766)	0	0	4,632	3,866

	$0	$(766)	$9,222	$0	$5,977	$14,433

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,647)	$0	$(14,647)
Purchased Options	0	0	0	15	(754)	(739)
Written Options	0	285	0	82	938	1,305
Swap Agreements	0	1,036	47,676	0	0	48,712

	$0	$1,321	$47,676	$(14,550)	$184	$34,631

	$0	$555	$56,898	$(14,550)	$6,161	$49,064

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(27)	$0	$0	$0	$0	$(27)
Futures	(389)	0	2,827	0	(2,836)	(398)
Swap Agreements	0	(341)	0	0	(2,884)	(3,225)

	$(416)	$(341)	$2,827	$0	$(5,720)	$(3,650)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,497	$0	$2,497
Purchased Options	0	26	0	102	(1,349)	(1,221)
Written Options	0	253	0	(51)	(304)	(102)
Swap Agreements	0	(344)	54,195	0	0	53,851

	$0	$(65)	$54,195	$2,548	$(1,653)	$55,025

	$(416)	$(406)	$57,022	$2,548	$(7,373)	$51,375

284	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$19,855	$0	$19,855
Industrials	0	6,613	0	6,613
Utilities	0	2,887	0	2,887
U.S. Government Agencies	0	685,839	0	685,839
U.S. Treasury Obligations	0	11,484	0	11,484
Non-Agency Mortgage-Backed Securities	0	55,472	0	55,472
Asset-Backed Securities
Automobile ABS Other	0	2,756	0	2,756
Automobile Sequential	0	10,496	0	10,496
CMBS Other	0	6,112	0	6,112
Home Equity Other	0	57,449	0	57,449
Whole Loan Collateral	0	1,688	0	1,688
Other ABS	0	61,241	0	61,241
Sovereign Issues	0	78,306	0	78,306
Exchange-Traded Funds	25,822	0	0	25,822
Short-Term Instruments
Commercial Paper	0	12,174	0	12,174
Repurchase Agreements	0	6,000	0	6,000
Egypt Treasury Bills	0	13	0	13
U.S. Treasury Bills	0	36,467	0	36,467

	$25,822	$1,054,852	$0	$1,080,674

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$60,503	$0	$0	$60,503

Total Investments	$86,325	$1,054,852	$0	$1,141,177

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(92,241)	$0	$(92,241)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	923	1,837	0	2,760
Over the counter	0	23,959	2	23,961

	$923	$25,796	$2	$26,721

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,211)	(1,273)	0	(2,484)
Over the counter	0	(7,469)	(126)	(7,595)

	$(1,211)	$(8,742)	$(126)	$(10,079)

Total Financial Derivative Instruments	$(288)	$17,054	$(124)	$16,642

Totals	$86,037	$979,665	$(124)	$1,065,578

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	285

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

286	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2026

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO RAE Fundamental Advantage PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS EMG Fund	Quarterly	Quarterly

PIMCO RAE PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS International Fund	Quarterly	Quarterly

PIMCO RAE PLUS Small Fund	Quarterly	Quarterly

PIMCO RAE Worldwide Long/Short PLUS Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Absolute Return Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Fund	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (Unhedged)	Quarterly	Quarterly

PIMCO StocksPLUS® Long Duration Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Short Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Small Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	287

Notes to Financial Statements	(Cont.)

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

288	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2026

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	289

Notes to Financial Statements	(Cont.)

may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

290	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2026

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	291

Notes to Financial Statements	(Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO StocksPLUS® Long Duration Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$29,747	$53,128	$(54,276)	$344	$(188)	$28,755	$153	$0

PIMCO RAE PLUS EMG Fund	0	59,562	(22,630)	37	21	36,990	747	0

PIMCO RAE PLUS Fund	67,618	147,844	(49,000)	618	115	167,195	1,180	0

PIMCO RAE PLUS International Fund	11,839	33,739	(20,666)	288	(102)	25,098	294	0

PIMCO RAE PLUS Small Fund	16,740	28,131	(13,875)	123	102	31,221	472	0

PIMCO RAE Worldwide Long/Short PLUS Fund	0	54,479	(12,515)	(19)	(34)	41,911	154	0

PIMCO StocksPLUS® Absolute Return Fund	61,556	267,135	(143,600)	493	159	185,743	496	0

PIMCO StocksPLUS® Fund	145,042	98,082	(243,023)	2,487	(2,588)	0	1,902	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	189,064	37,379	(56,000)	(676)	3,287	173,054	4,883	0

PIMCO StocksPLUS® International Fund (Unhedged)	0	24,672	(5,244)	(3)	(2)	19,423	316	0

PIMCO StocksPLUS® Short Fund	6,225	4,642	0	0	80	10,947	275	0

PIMCO StocksPLUS® Small Fund	0	14,305	0	0	(3)	14,302	203	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$16	$0	$0	$0	$0	$16	$1	$0

PIMCO RAE PLUS EMG Fund	32	2	0	0	0	34	1	0

PIMCO RAE PLUS Fund	24,971	211,353	(231,000)	24	6	5,354	3,756	0

PIMCO RAE PLUS International Fund	123	3	(100)	0	0	26	3	0

PIMCO RAE PLUS Small Fund	21	1	0	0	0	22	1	0

PIMCO RAE Worldwide Long/Short PLUS Fund	76	48,403	(48,400)	15	0	94	402	0

PIMCO StocksPLUS® Absolute Return Fund	104,495	491,243	(595,700)	6	9	53	4,755	0

PIMCO StocksPLUS® Fund	55,323	957,148	(973,174)	(36)	11	39,272	3,237	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	133,237	4,083,183	(3,763,227)	(244)	4	452,953	13,249	0

292	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2026

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO StocksPLUS® International Fund (Unhedged)	$17,974	$27,767	$(45,700)	$4	$1	$46	$469	$0

PIMCO StocksPLUS® Long Duration Fund	251	468,996	(460,500)	0	0	8,747	96	0

PIMCO StocksPLUS® Short Fund	6,404	86,097	(73,600)	6	(2)	18,905	397	0

PIMCO StocksPLUS® Small Fund	11,197	545,811	(510,799)	(18)	10	46,201	2,907	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Bank Obligations in which a Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against Funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. Investments in ETFs entail certain risks; in particular, investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers

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Notes to Financial Statements	(Cont.)

for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents

294	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2026

may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invest in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2026, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative

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seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral)

subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary

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income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened

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and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

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Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a

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Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery

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values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund	PIMCO StocksPLUS® Absolute Return Fund

Small Fund	—	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X

Inverse Correlation and Compounding	—	—	—	—	—	—	—

Liquidity	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X

China	—	X	—	—	—	X	—

Sovereign Debt	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X	X

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Notes to Financial Statements	(Cont.)

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund	PIMCO StocksPLUS® Absolute Return Fund

Smaller Company	—	—	—	—	X	—	—

Management	X	X	X	X	X	X	X

Model	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X

Value Investing	X	X	X	X	X	X	—

Turnover	X	X	X	X	X	X	X

Acquired Fund	X	X	X	X	X	X	X

	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Small Fund	—	—	—	—	X	—

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	X	X	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Inverse Correlation and Compounding	—	—	—	—	X	—

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Equity	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	—	—	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X

China	—	—	—	—	—	—

Sovereign Debt	X	X	X	X	X	X

Currency	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Smaller Company	—	—	—	—	—	X

Management	X	X	X	X	X	X

Model	—	X	X	—	X	X

Short Exposure	X	X	X	X	X	X

Value Investing	—	—	—	—	—	—

Turnover	X	X	X	X	X	X

Acquired Fund	X	X	X	X	X	X

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities and dividend-paying equity securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative

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contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Inverse Correlation and Compounding Risk is the risk that the Fund’s performance may vary substantially from the inverse performance of the Fund’s index for a number of reasons, including market volatility, the effects of compounding on the performance of a Fund’s derivatives short positions if held for more than one day, the results of PIMCO’s active management of the Fund (such as income, gains or losses from Fixed Income Instruments and variations in the Fund’s level of short exposure) and that derivatives positions in general may not correlate exactly with an index.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be

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Notes to Financial Statements	(Cont.)

adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject a Fund to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

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Value Investing Risk is the risk that value stocks may decrease in price or may not increase in price as anticipated by PIMCO or the Sub-Adviser if they continue to be undervalued by the market or the factors that PIMCO or the Sub-Adviser believes will cause the stock price to increase do not occur.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objectives will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security

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Notes to Financial Statements	(Cont.)

despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants, or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as

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determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C	Class R
PIMCO RAE Fundamental Advantage PLUS Fund	0.64%	0.25%	N/A	N/A		0.40%	N/A	N/A
PIMCO RAE PLUS EMG Fund	0.80%	0.30%	0.40%	N/A		0.45%	0.45%	N/A
PIMCO RAE PLUS Fund	0.54%	0.25%	0.35%	0.45%	(1)	0.40%	0.40%	N/A
PIMCO RAE PLUS International Fund	0.57%	0.25%	0.35%	N/A		0.35%	N/A	0.35%	*
PIMCO RAE PLUS Small Fund	0.59%	0.25%	0.35%	N/A		0.35%	0.35%	0.35%	*
PIMCO RAE Worldwide Long/Short PLUS Fund	0.94%	0.25%	0.35%	N/A		0.40%	0.40%	N/A
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%	0.45%	(1)	0.40%	0.40%	N/A

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Notes to Financial Statements	(Cont.)

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2		I-3		Class A		Class C	Class R
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	0.40%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%		0.50%	(1)	0.45%		0.45%	N/A
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	0.34%	*	N/A		0.39%	*	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended March 31, 2026.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO StocksPLUS® Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%) and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO StocksPLUS® Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and(viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom

308	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2026

receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2026, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO RAE PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO RAE PLUS Fund	$2

PIMCO StocksPLUS® Absolute Return Fund	12

PIMCO StocksPLUS® Fund	13

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	48

PIMCO StocksPLUS® International Fund (Unhedged)	10

PIMCO StocksPLUS® Short Fund	1

PIMCO StocksPLUS® Small Fund	3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2026, for the PIMCO StocksPLUS® Long Duration Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Fund and will not be waived under the contractual waiver described above. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, there were no waivers and/or reimbursements by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	309

Notes to Financial Statements	(Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO RAE Fundamental Advantage PLUS Fund	$4,967,223	$4,906,743	$152,440	$160,127

PIMCO RAE PLUS EMG Fund	2,539,017	2,435,085	79,279	68,338

PIMCO RAE PLUS Fund	12,684,626	12,174,471	417,534	413,431

PIMCO RAE PLUS International Fund	1,835,523	1,751,637	53,145	41,649

PIMCO RAE PLUS Small Fund	2,457,161	2,342,779	63,878	62,228

PIMCO RAE Worldwide Long/Short PLUS Fund	5,461,773	5,375,800	161,793	176,173

PIMCO StocksPLUS® Absolute Return Fund	20,863,318	20,210,064	1,203,210	1,171,443

PIMCO StocksPLUS® Fund	11,943,843	11,509,576	2,361,790	1,846,911

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	39,449,367	37,812,520	1,244,367	1,022,364

PIMCO StocksPLUS® International Fund (Unhedged)	2,118,685	2,023,477	69,711	57,628

PIMCO StocksPLUS® Long Duration Fund	2,559,409	2,602,271	73,518	119,634

PIMCO StocksPLUS® Short Fund	1,238,250	1,194,364	23,836	26,417

PIMCO StocksPLUS® Small Fund	7,917,517	7,619,158	249,481	242,855

†	A zero balance may reflect actual amounts rounding to less than one thousand.

310	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2026

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO RAE Fundamental Advantage PLUS Fund				PIMCO RAE PLUS EMG Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,279	$17,965	5,607	$45,717	7,809	$64,354	10,793	$76,829

I-2	N/A	N/A	N/A	N/A	6,907	54,370	2,329	16,560

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	24	188	35	277	1,469	11,651	3,980	28,121

Class C	N/A	N/A	N/A	N/A	63	459	48	317

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	810	6,843	2,993	23,626	1,394	11,042	2,356	16,637

I-2	N/A	N/A	N/A	N/A	157	1,249	66	465

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	7	57	62	471	73	557	133	896

Class C	N/A	N/A	N/A	N/A	5	36	11	68

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(14,818)	(117,139)	(17,121)	(139,743)	(13,296)	(107,757)	(18,610)	(133,920)

I-2	N/A	N/A	N/A	N/A	(5,186)	(43,647)	(2,507)	(18,109)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(718)	(5,336)	(207)	(1,620)	(1,679)	(13,140)	(4,162)	(29,836)

Class C	N/A	N/A	N/A	N/A	(30)	(188)	(71)	(437)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(12,416)	$(97,422)	(8,631)	$(71,272)	(2,314)	$(21,014)	(5,634)	$(42,409)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	311

Notes to Financial Statements	(Cont.)

PIMCO RAE PLUS Fund				PIMCO RAE PLUS International Fund				PIMCO RAE PLUS Small Fund

Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,598	$33,948	4,363	$87,171	2,493	$21,352	2,003	$14,594	2,075	$36,921	3,461	$58,101

3,218	67,246	2,539	49,554	134	1,148	28	203	311	5,353	1,225	20,403

15	284	89	1,760	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,230	22,658	1,871	33,079	443	3,386	571	3,944	201	3,312	220	3,490

180	2,692	227	3,265	N/A	N/A	N/A	N/A	40	549	57	797

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,137	24,707	1,548	29,911	1,068	9,130	1,340	9,660	352	6,060	628	10,218

642	13,744	882	16,749	8	66	6	45	65	1,082	127	2,038

10	216	16	301	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,556	29,811	2,039	35,048	37	303	43	296	48	765	94	1,445

118	1,786	205	2,873	0	0	0	0	10	142	23	303

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(5,223)	(109,656)	(3,729)	(74,115)	(4,710)	(40,362)	(7,236)	(53,016)	(2,436)	(42,115)	(2,377)	(40,719)

(5,238)	(97,771)	(2,825)	(55,058)	(101)	(891)	(35)	(250)	(630)	(10,274)	(712)	(12,140)

(70)	(1,299)	(45)	(878)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(4,431)	(81,800)	(4,908)	(86,728)	(428)	(3,285)	(630)	(4,374)	(320)	(5,122)	(328)	(5,137)

(769)	(11,210)	(1,123)	(16,170)	N/A	N/A	N/A	N/A	(97)	(1,358)	(92)	(1,271)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(6,027)	$(104,644)	1,149	$26,762	(1,056)	$(9,153)	(3,910)	$(28,898)	(381)	$(4,685)	2,326	$37,528

312	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2026

	PIMCO RAE Worldwide Long/Short PLUS Fund				PIMCO StocksPLUS® Absolute Return Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,154	$39,044	1,688	$13,305	14,092	$186,164	6,879	$87,115

I-2	1,128	8,492	179	1,453	5,742	74,778	4,891	60,108

I-3	N/A	N/A	N/A	N/A	3,951	46,855	381	4,824

Class A	297	2,295	212	1,691	4,211	51,679	4,708	57,462

Class C	63	489	32	248	605	5,827	742	7,466

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	4,358	32,696	8,091	61,983	7,953	104,105	6,387	81,421

I-2	61	459	55	418	4,213	53,517	2,501	31,121

I-3	N/A	N/A	N/A	N/A	303	3,858	131	1,627

Class A	229	1,699	359	2,726	7,071	88,467	4,417	54,329

Class C	9	63	17	127	1,146	11,223	834	8,371

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(16,588)	(126,152)	(23,353)	(186,669)	(28,318)	(371,276)	(39,958)	(511,115)

I-2	(812)	(6,235)	(276)	(2,184)	(9,132)	(112,556)	(9,826)	(120,507)

I-3	0	0	0	0	(517)	(6,577)	(247)	(3,099)

Class A	(737)	(5,511)	(542)	(4,283)	(10,364)	(126,510)	(9,998)	(121,396)

Class C	(56)	(420)	(127)	(1,007)	(3,140)	(30,762)	(2,782)	(27,675)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(6,894)	$(53,081)	(13,665)	$(112,192)	(2,184)	$(21,208)	(30,940)	$(389,948)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	313

Notes to Financial Statements	(Cont.)

PIMCO StocksPLUS® Fund				PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)				PIMCO StocksPLUS® International Fund (Unhedged)

Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

31,163	$399,740	22,471	$287,821	39,981	$372,141	66,178	$579,429	2,991	$38,755	2,478	$28,012

1,738	22,643	2,481	31,725	35,869	327,467	42,170	361,795	3,110	38,158	1,140	12,959

378	4,858	372	4,808	2,747	25,182	8,075	68,543	1,415	17,455	1,113	12,379

3,512	37,731	3,459	38,459	13,724	114,262	10,535	83,480	1,416	15,982	978	10,253

940	8,949	1,010	10,023	1,240	8,640	1,160	7,793	23	232	7	72

425	4,893	647	7,604	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

25,273	333,417	16,411	215,371	20,725	191,339	15,788	134,006	254	3,324	648	7,274

1,062	13,914	884	11,531	10,734	97,089	8,505	70,876	91	1,187	115	1,292

359	4,688	355	4,622	1,217	10,946	606	5,015	56	725	100	1,118

7,538	81,890	4,294	47,908	5,911	48,852	4,416	34,030	60	717	215	2,213

1,182	11,032	704	6,940	736	4,981	645	4,192	3	31	9	75

1,079	12,581	612	7,239	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(52,419)	(694,569)	(40,152)	(523,057)	(58,692)	(547,845)	(55,416)	(482,459)	(3,884)	(50,549)	(7,937)	(90,152)

(4,572)	(60,147)	(1,960)	(25,268)	(44,589)	(402,088)	(32,391)	(276,532)	(2,312)	(29,885)	(977)	(11,055)

(1,696)	(20,481)	(613)	(7,785)	(4,361)	(39,065)	(2,768)	(23,581)	(1,110)	(14,040)	(1,373)	(15,426)

(7,351)	(80,703)	(5,832)	(64,800)	(14,278)	(117,691)	(13,559)	(107,128)	(2,276)	(25,455)	(1,668)	(17,405)

(2,151)	(20,306)	(1,868)	(18,339)	(2,226)	(15,253)	(2,015)	(13,419)	(48)	(481)	(46)	(413)

(801)	(9,490)	(983)	(11,419)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

5,659	$50,640	2,292	$23,383	8,738	$78,957	51,929	$446,040	(211)	$(3,844)	(5,198)	$(58,804)

314	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2026

	PIMCO StocksPLUS® Long Duration Fund				PIMCO StocksPLUS® Short Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	7,572	$125,469	10,537	$180,431	3,209	$21,807	3,828	$27,881

I-2	N/A	N/A	N/A	N/A	16,132	115,321	6,438	47,147

I-3	N/A	N/A	N/A	N/A	76	512	182	1,329

Class A	N/A	N/A	N/A	N/A	1,542	10,274	1,066	7,432

Class C	N/A	N/A	N/A	N/A	165	1,037	72	463

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	3,217	55,930	5,571	93,781	0	0	0	0

I-2	N/A	N/A	N/A	N/A	0	0	0	0

I-3	N/A	N/A	N/A	N/A	0	0	0	0

Class A	N/A	N/A	N/A	N/A	0	0	0	0

Class C	N/A	N/A	N/A	N/A	0	0	0	0

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(13,507)	(233,349)	(36,621)	(612,408)	(3,285)	(22,632)	(6,621)	(48,653)

I-2	N/A	N/A	N/A	N/A	(13,913)	(96,764)	(9,320)	(67,228)

I-3	N/A	N/A	N/A	N/A	(88)	(612)	(482)	(3,553)

Class A	N/A	N/A	N/A	N/A	(1,477)	(9,809)	(1,365)	(9,512)

Class C	N/A	N/A	N/A	N/A	(138)	(900)	(186)	(1,193)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(2,718)	$(51,950)	(20,513)	$(338,196)	2,223	$18,234	(6,388)	$(45,887)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	315

Notes to Financial Statements	(Cont.)

PIMCO StocksPLUS® Small Fund

Year Ended 03/31/2026		Year Ended 03/31/2025

Shares	Amount	Shares	Amount

4,935	$37,184	5,128	$39,815

1,459	11,305	3,393	26,158

322	2,805	246	1,880

2,207	17,102	1,761	12,998

78	478	484	3,055
N/A	N/A	N/A	N/A

2,804	22,426	3,182	23,608

583	4,568	534	3,888

41	319	32	229

1,508	11,382	1,345	9,430

239	1,469	208	1,202

N/A	N/A	N/A	N/A

(10,577)	(84,992)	(51,129)	(402,137)

(2,768)	(21,517)	(6,597)	(50,189)

(135)	(1,078)	(156)	(1,187)

(5,553)	(42,404)	(11,832)	(88,332)

(1,328)	(8,162)	(1,587)	(9,756)

N/A	N/A	N/A	N/A

(6,185)	$(49,115)	(54,988)	$(429,338)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RAE Fundamental Advantage PLUS Fund	0	2	0%	94%

PIMCO RAE PLUS EMG Fund	1	1	12%	46%

PIMCO RAE PLUS Fund	3	0	36%	0%

PIMCO RAE PLUS International Fund	1	1	16%	62%

PIMCO RAE PLUS Small Fund	3	0	67%	0%

PIMCO RAE Worldwide Long/Short PLUS Fund	0	1	0%	78%

PIMCO StocksPLUS® Absolute Return Fund	2	0	26%	0%

PIMCO StocksPLUS® Fund	1	0	62%	0%

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2	0	27%	0%

PIMCO StocksPLUS® International Fund (Unhedged)	3	0	58%	0%

PIMCO StocksPLUS® Long Duration Fund	2	0	53%	0%

PIMCO StocksPLUS® Short Fund	5	0	75%	0%

316	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2026

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO RAE Fundamental Advantage PLUS Fund	$57,576	$0	$(4,212)	$0	$(958,053)	$0	$0	$(904,689)

PIMCO RAE PLUS EMG Fund	40,065	16,254	(8,190)	0	(189,485)	0	0	(141,356)

PIMCO RAE PLUS Fund	92,824	52,352	67,055	0	0	0	0	212,231

PIMCO RAE PLUS International Fund	31,781	11,004	(3,965)	0	(1,981)	0	0	36,839

PIMCO RAE PLUS Small Fund	18,145	5,371	(5,602)	0	(4,003)	0	0	13,911

PIMCO RAE Worldwide Long/Short PLUS Fund	24,040	0	(7,580)	0	(164,325)	0	0	(147,865)

PIMCO StocksPLUS® Absolute Return Fund	91,095	14,108	(14,479)	0	0	(6,923)	0	83,801

PIMCO StocksPLUS® Fund	182,332	0	(21,876)	0	0	(79,423)	0	81,033

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	289,508	102,665	(28,220)	0	0	(3,941)	0	360,012

PIMCO StocksPLUS® International Fund (Unhedged)	13,437	0	(2,706)	0	(54,042)	0	0	(43,311)

PIMCO StocksPLUS® Long Duration Fund	40,426	0	(107,309)	0	(252,512)	0	0	(319,395)

PIMCO StocksPLUS® Short Fund	2,187	0	(14,756)	0	(4,119,958)	0	0	(4,132,527)

PIMCO StocksPLUS® Small Fund	38,601	0	(11,320)	0	(224,818)	0	0	(197,537)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	317

Notes to Financial Statements	(Cont.)

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RAE Fundamental Advantage PLUS Fund*	$710,567	$247,486

PIMCO RAE PLUS EMG Fund*	151,066	38,419

PIMCO RAE PLUS Fund	0	0

PIMCO RAE PLUS International Fund*	407	1,574

PIMCO RAE PLUS Small Fund*	3,419	584

PIMCO RAE Worldwide Long/Short PLUS Fund	81,931	82,394

PIMCO StocksPLUS® Absolute Return Fund	0	0

PIMCO StocksPLUS® Fund	0	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	0

PIMCO StocksPLUS® International Fund (Unhedged)*	26,116	27,926

PIMCO StocksPLUS® Long Duration Fund	158,375	94,137

PIMCO StocksPLUS® Short Fund*	1,084,300	3,035,658

PIMCO StocksPLUS® Small Fund	82,695	142,123

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO RAE Fundamental Advantage PLUS Fund	$707,292	$32,461	$(36,645)	$(4,184)

PIMCO RAE PLUS EMG Fund	408,793	9,327	(17,513)	(8,186)

PIMCO RAE PLUS Fund	1,922,768	121,348	(54,165)	67,183

PIMCO RAE PLUS International Fund	279,063	7,194	(11,149)	(3,955)

PIMCO RAE PLUS Small Fund	366,041	8,580	(14,178)	(5,598)

PIMCO RAE Worldwide Long/Short PLUS Fund	813,965	34,247	(40,951)	(6,704)

PIMCO StocksPLUS® Absolute Return Fund	2,820,008	97,283	(111,609)	(14,326)

PIMCO StocksPLUS® Fund	3,336,875	38,686	(59,734)	(21,048)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	6,006,002	231,038	(259,428)	(28,390)

PIMCO StocksPLUS® International Fund (Unhedged)	313,479	9,263	(11,952)	(2,689)

PIMCO StocksPLUS® Long Duration Fund	1,066,601	22,417	(131,053)	(108,636)

PIMCO StocksPLUS® Short Fund	175,221	5,621	(20,368)	(14,747)

PIMCO StocksPLUS® Small Fund	1,090,432	38,790	(50,060)	(11,270)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

318	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2026

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

		March 31, 2026		March 31, 2025
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO RAE Fundamental Advantage PLUS Fund	$6,901	$0	$0	$22,774	$0	$1,328

PIMCO RAE PLUS EMG Fund	13,031	0	0	18,250	0	0

PIMCO RAE PLUS Fund	30,751	44,266	0	89,787	0	0

PIMCO RAE PLUS International Fund	9,501	0	0	10,001	0	0

PIMCO RAE PLUS Small Fund	8,050	0	0	14,005	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	34,918	0	0	65,255	0	0

PIMCO StocksPLUS® Absolute Return Fund	102,601	169,287	0	94,752	88,021	0

PIMCO StocksPLUS® Fund	129,809	338,698	0	126,004	174,000	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	387,369	0	0	270,003	0	0

PIMCO StocksPLUS® International Fund (Unhedged)	6,750	0	0	13,000	0	0

PIMCO StocksPLUS® Long Duration Fund	56,416	0	0	94,500	0	0

PIMCO StocksPLUS® Short Fund	0	0	0	0	0	0

PIMCO StocksPLUS® Small Fund	41,782	0	0	39,503	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	319

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS Absolute Return Fund, PIMCO StocksPLUS Fund,

PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS International Fund (Unhedged), PIMCO StocksPLUS Long Duration Fund, PIMCO StocksPLUS Short Fund and PIMCO StocksPLUS Small Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (thirteen of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations, of changes in net assets and, for the fund indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations, the changes in each of their net assets and, for the fund indicated in the table below, its cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the five years in the period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

PIMCO RAE Fundamental Advantage PLUS Fund(1)

PIMCO RAE PLUS EMG Fund(1)

PIMCO RAE PLUS Fund(1)

PIMCO RAE PLUS International Fund(1)

PIMCO RAE PLUS Small Fund(1)

PIMCO RAE Worldwide Long/Short PLUS Fund(1)

PIMCO StocksPLUS Absolute Return Fund(1)

PIMCO StocksPLUS Fund(1)

PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged)(1)

PIMCO StocksPLUS International Fund (Unhedged)(1)

PIMCO StocksPLUS Long Duration Fund(2)

PIMCO StocksPLUS Short Fund(1)

PIMCO StocksPLUS Small Fund(1)

(1)	Statement of operations for the year ended March 31, 2026 and statement of changes in net assets for the years ended March 31, 2026 and 2025
(2)	Statement of operations and statement of cash flows for the year ended March 31, 2026, and statement of changes in net assets for the years ended March 31, 2026 and 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

320	PIMCO EQUITY-RELATED STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada

BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	STR	State Street FICC Repo

CBK	Citibank N.A.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC

CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Bank, N.A.	UBS	UBS Securities LLC

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar

BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso

CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty

CLP	Chilean Peso	INR	Indian Rupee	QAR	Qatari Riyal

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar

COP	Colombian Peso	KZT	Kazakhstani Tenge	THB	Thai Baht

CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira

DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

EGP	Egyptian Pound	NGN	Nigerian Naira	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index

BISTREFI	Turkish Lira Overnight Reference Rate	ERADXULT	eRAFI International Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index

Bobl	Bundesobligation, the German word for federal government bond	ERAEMLT	eRAFI Emerging Markets Strategy Index	RALVEIET	RAE Emerging Markets Low Volatility Equity Income Total Return Index

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	ERAUSLT	eRAFI U.S. Large Strategy Index	RALVEIIN	RAE Low Volatility International Net Total Return

CAONINDX	Bloomberg CORRA Compounded Index	EUR003M	3 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index

CAONREPO	Canadian Overnight Repo Rate Average	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index

CDX.EM	Credit Derivatives Index - Emerging Markets	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	S&P 500	Standard & Poor’s 500 Index

CDX.HY	Credit Derivatives Index - High Yield	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SOFR	Secured Overnight Financing Rate

CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index

CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIA	Sterling Overnight Interbank Average Rate

CORRA	Canadian Overnight Repo Rate Average	MSMMUSTF	MSILF Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

EAFE	Europe, Australasia, and Far East Stock Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	JSC	Joint Stock Company	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CHILIBOR	Chile Interbank Offered Rate	Oat	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	321

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO RAE Fundamental Advantage PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0199	$0.0000	$0.0000	$0.0199

March 2026	$0.1113	$0.0000	$0.0000	$0.1113

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0099	$0.0000	$0.0000	$0.0099

March 2026	$0.1044	$0.0000	$0.0000	$0.1044

PIMCO RAE PLUS EMG Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1385	$0.0000	$0.0000	$0.1385

March 2026	$0.0622	$0.0000	$0.0000	$0.0622

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1368	$0.0000	$0.0000	$0.1368

March 2026	$0.0592	$0.0000	$0.0000	$0.0592

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1296	$0.0000	$0.0000	$0.1296

March 2026	$0.0549	$0.0000	$0.0000	$0.0549

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1223	$0.0000	$0.0000	$0.1223

March 2026	$0.0463	$0.0000	$0.0000	$0.0463

PIMCO RAE PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1614	$0.0000	$0.0000	$0.1614

March 2026	$0.1761	$0.0000	$0.0000	$0.1761

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1575	$0.0000	$0.0000	$0.1575

March 2026	$0.1713	$0.0000	$0.0000	$0.1713

322	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1536	$0.0000	$0.0000	$0.1536

March 2026	$0.1692	$0.0000	$0.0000	$0.1692

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1424	$0.0000	$0.0000	$0.1424

March 2026	$0.1597	$0.0000	$0.0000	$0.1597

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1168	$0.0000	$0.0000	$0.1168

March 2026	$0.1384	$0.0000	$0.0000	$0.1384

PIMCO RAE PLUS International Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1358	$0.0000	$0.0000	$0.1358

March 2026	$0.0903	$0.0000	$0.0000	$0.0903

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1365	$0.0000	$0.0000	$0.1365

March 2026	$0.0888	$0.0000	$0.0000	$0.0888

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1286	$0.0000	$0.0000	$0.1286

March 2026	$0.0835	$0.0000	$0.0000	$0.0835

PIMCO RAE PLUS Small Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1784	$0.0000	$0.0000	$0.1784

March 2026	$0.1318	$0.0000	$0.0000	$0.1318

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1731	$0.0000	$0.0000	$0.1731

March 2026	$0.1283	$0.0000	$0.0000	$0.1283

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1622	$0.0000	$0.0000	$0.1622

March 2026	$0.1186	$0.0000	$0.0000	$0.1186

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1342	$0.0000	$0.0000	$0.1342

March 2026	$0.0951	$0.0000	$0.0000	$0.0951

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	323

Distribution Information	(Cont.)

PIMCO RAE Worldwide Long/Short PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1505	$0.0000	$0.0000	$0.1505

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1501	$0.0000	$0.0000	$0.1501

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1418	$0.0000	$0.0000	$0.1418

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1275	$0.0000	$0.0000	$0.1275

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.4624	$0.0000	$0.0000	$0.4624

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.4590	$0.0000	$0.0000	$0.4590

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.4566	$0.0000	$0.0000	$0.4566

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.4483	$0.0000	$0.0000	$0.4483

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.4311	$0.0000	$0.0000	$0.4311

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO StocksPLUS® Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1519	$0.0000	$0.0000	$0.1519

March 2026	$0.1285	$0.0000	$0.0000	$0.1285

324	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1461	$0.0000	$0.0000	$0.1461

March 2026	$0.1257	$0.0000	$0.0000	$0.1257

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1468	$0.0000	$0.0000	$0.1468

March 2026	$0.1244	$0.0000	$0.0000	$0.1244

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1412	$0.0000	$0.0000	$0.1412

March 2026	$0.1204	$0.0000	$0.0000	$0.1204

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1300	$0.0000	$0.0000	$0.1300

March 2026	$0.1125	$0.0000	$0.0000	$0.1125

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1318	$0.0000	$0.0000	$0.1318

March 2026	$0.1131	$0.0000	$0.0000	$0.1131

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.6102	$0.0000	$0.0000	$0.6102

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.6079	$0.0000	$0.0000	$0.6079

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.6066	$0.0000	$0.0000	$0.6066

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.6016	$0.0000	$0.0000	$0.6016

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5889	$0.0000	$0.0000	$0.5889

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1685	$0.0000	$0.0000	$0.1685

March 2026	$0.1158	$0.0000	$0.0000	$0.1158

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	325

Distribution Information	(Cont.)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1645	$0.0000	$0.0000	$0.1645

March 2026	$0.1127	$0.0000	$0.0000	$0.1127

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1632	$0.0000	$0.0000	$0.1632

March 2026	$0.1114	$0.0000	$0.0000	$0.1114

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1555	$0.0000	$0.0000	$0.1555

March 2026	$0.1050	$0.0000	$0.0000	$0.1050

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1320	$0.0000	$0.0000	$0.1320

March 2026	$0.0892	$0.0000	$0.0000	$0.0892

PIMCO StocksPLUS® Long Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$1.2667	$0.0000	$0.0000	$1.2667

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO StocksPLUS® Short Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

326	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

PIMCO StocksPLUS® Small Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1789	$0.0000	$0.0000	$0.1789

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1767	$0.0000	$0.0000	$0.1767

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1757	$0.0000	$0.0000	$0.1757

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1701	$0.0000	$0.0000	$0.1701

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1584	$0.0000	$0.0000	$0.1584

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	327

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)

PIMCO RAE Fundamental Advantage PLUS Fund	1.62%	1.69%	$6,901	$0

PIMCO RAE PLUS EMG Fund	1.00%	1.00%	13,031	0

PIMCO RAE PLUS Fund	1.11%	1.15%	30,751	0

PIMCO RAE PLUS International Fund	1.00%	1.00%	9,501	0

PIMCO RAE PLUS Small Fund	1.00%	1.00%	8,050	0

PIMCO RAE Worldwide Long/Short PLUS Fund	1.00%	0.00%	30,326	0

PIMCO StocksPLUS® Absolute Return Fund	1.56%	1.45%	90,697	0

PIMCO StocksPLUS® Fund	1.05%	1.08%	104,143	25,666

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.00%	0.00%	190,232	0

PIMCO StocksPLUS® International Fund (Unhedged)	1.17%	1.05%	6,750	0

PIMCO StocksPLUS® Long Duration Fund	0.00%	1.00%	50,263	0

PIMCO StocksPLUS® Short Fund	0.00%	0.00%	0	0

PIMCO StocksPLUS® Small Fund	0.00%	1.00%	33,048	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

328	PIMCO EQUITY-RELATED STRATEGY FUNDS

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	329

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

330	PIMCO EQUITY-RELATED STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	331

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSEQSFSTMAR_033126

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)   Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)   Not applicable for open-end investment companies.

(a)(3)   Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)   Not applicable to the Registrant.

(a)(5)   There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)     Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date: June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date: June 1, 2026

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: June 1, 2026